Exhibit 99.3

Exception Grades
Run Date - 4/19/2022 4:57:24 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
216301769	(Redacted)			23525236			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying (REDACTED) for Closing of (REDACTED) is less than Cash From Borrower (REDACTED).		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.
The (REDACTED) transaction in question is a (REDACTED) out (REDACTED) and meets requirements as presented. The (REDACTED) has provided (REDACTED) supporting liquidity of (REDACTED). Additionally, the (REDACTED) has received (REDACTED) in (REDACTED) at closing. The (REDACTED) out on the subject transaction was (REDACTED) which provides post closing (REDACTED) of (REDACTED). Additionally, (REDACTED) are (REDACTED) on the file, one with a (REDACTED) (REDACTED) (REDACTED) of (REDACTED) with (REDACTED) shown on the (REDACTED) in addition to (REDACTED) (REDACTED) (REDACTED).  (REDACTED) for (REDACTED)(REDACTED) is (REDACTED). The (REDACTED) (REDACTED) has a (REDACTED) (REDACTED) of (REDACTED) with (REDACTED) (REDACTED) trades with a high (REDACTED) of (REDACTED), and a total of (REDACTED) (REDACTED) (REDACTED) (REDACTED), (REDACTED) (REDACTED), and (REDACTED) (REDACTED). The (REDACTED) for both (REDACTED) reflect a perfect pay (REDACTED) on all (REDACTED) listed. Both (REDACTED) have extensive (REDACTED) (REDACTED) and provide a strong foundation for the transaction. Given the longevity of (REDACTED) (REDACTED), the (REDACTED) (REDACTED) (REDACTED) outlined (REDACTED), and the (REDACTED) back to the borrowers that provides ample (REDACTED), the transaction is considered acceptable as presented. Client elects to downgrade and waive..
																Aggregator,Owner
Reviewer Comment (2021-12-27): The (REDACTED) transaction in question is a X refina(REDACTED)e and meets requirements as presented. The (REDACTED) has provided (REDACTED) statements supporting liquidity of XXX,XXX.XX. Additionally, the (REDACTED) has received XXXX,XXX.XX in funds at closing. The X on the subject transaction was XXXX,XXX.XX which provides post closing (REDACTED) of XXXX,XXX.XX. Additionally, there are (REDACTED) (REDACTED) on the file, one with a (REDACTED) (REDACTED) (REDACTED) of XXX with X X trades shown on the report in addition to (REDACTED) X Xs. High (REDACTED) on X for this (REDACTED) is XXXX,XXX. The other (REDACTED) has a (REDACTED) (REDACTED) of XXX with X X trades with a high (REDACTED) of XXXX,XXX, and a total of XX Xs (X RE, X X, and X X). The reports for both (REDACTED) reflect a perfect pay history on all Xs listed. Both (REDACTED) (REDACTED) extensive X (REDACTED) and provide a strong foundation for the transaction. Given the longevity of X (REDACTED), the (REDACTED) (REDACTED) (REDACTED)s outlined previously, and the Xback to the borrowers that provides ample (REDACTED), the transaction is considered acceptable as presented. Client elects to downgrade and waive.

Seller Comment (2021-12-27): The (REDACTED) transaction in question is a X refina(REDACTED)e and meets requirements as presented. The (REDACTED) has provided (REDACTED) statements supporting liquidity of XXX,XXX.XX. Additionally, the (REDACTED) has received XXXX,XXX.XX in funds at closing. The X on the subject transaction was XXXX,XXX.XX which provides post closing (REDACTED) of XXXX,XXX.XX. Additionally, there are (REDACTED) (REDACTED) on the file, one with a (REDACTED) (REDACTED) (REDACTED) of XXX with X X trades shown on the report in addition to (REDACTED) X Xs. High (REDACTED) on X for this (REDACTED) is XXXX,XXX. The other (REDACTED) has a (REDACTED) (REDACTED) of XXX with X X trades with a high (REDACTED) of XXXX,XXX, and a total of XX Xs (X RE, X X, and X X). The reports for both (REDACTED) reflect a perfect pay history on all Xs listed. Both (REDACTED) (REDACTED) extensive X (REDACTED) and provide a strong foundation for the transaction. Given the longevity of X (REDACTED), the (REDACTED) (REDACTED) (REDACTED)s outlined previously, and the Xback to the borrowers that provides ample (REDACTED), the transaction is considered acceptable as presented.

Reviewer Comment (2021-11-10): Moved to buyer queue to review for waive

Seller Comment (2021-11-04): (REDACTED) was comfortable with this exception, as it was only XXXX off. (REDACTED)(REDACTED) factor: high (REDACTED) (XXX)
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216301769	(Redacted)			23525239			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.
The (REDACTED) transaction in question is a (REDACTED) out (REDACTED) and meets requirements as presented. The (REDACTED) has provided (REDACTED) supporting liquidity of (REDACTED). Additionally, the (REDACTED) has received (REDACTED) in (REDACTED) at closing. The (REDACTED) out on the subject transaction was (REDACTED) which provides post closing (REDACTED) of (REDACTED). Additionally, (REDACTED) are (REDACTED) on the file, one with a (REDACTED) (REDACTED) (REDACTED) of (REDACTED) with (REDACTED) shown on the (REDACTED) in addition to (REDACTED) (REDACTED) (REDACTED).  (REDACTED) for (REDACTED)(REDACTED) is (REDACTED). The (REDACTED) (REDACTED) has a (REDACTED) (REDACTED) of (REDACTED) with (REDACTED) (REDACTED) trades with a high (REDACTED) of (REDACTED), and a total of (REDACTED) (REDACTED) (REDACTED) (REDACTED), (REDACTED) (REDACTED), and (REDACTED) (REDACTED). The (REDACTED) for both (REDACTED) reflect a perfect pay (REDACTED) on all (REDACTED) listed. Both (REDACTED) have extensive (REDACTED) (REDACTED) and provide a strong foundation for the transaction. Given the longevity of (REDACTED) (REDACTED), the (REDACTED) (REDACTED) (REDACTED) outlined (REDACTED), and the (REDACTED) back to the borrowers that provides ample (REDACTED), the transaction is considered acceptable as presented. Client elects to downgrade and waive..
																Aggregator,Owner
Reviewer Comment (2021-12-27): The (REDACTED) transaction in question is a X refina(REDACTED)e and meets requirements as presented. The (REDACTED) has provided (REDACTED) statements supporting liquidity of XXX,XXX.XX. Additionally, the (REDACTED) has received XXXX,XXX.XX in funds at closing. The X on the subject transaction was XXXX,XXX.XX which provides post closing (REDACTED) of XXXX,XXX.XX. Additionally, there are (REDACTED) (REDACTED) on the file, one with a (REDACTED) (REDACTED) (REDACTED) of XXX with X X trades shown on the report in addition to (REDACTED) X Xs. High (REDACTED) on X for this (REDACTED) is XXXX,XXX. The other (REDACTED) has a (REDACTED) (REDACTED) of XXX with X X trades with a high (REDACTED) of XXXX,XXX, and a total of XX Xs (X RE, X X, and X X). The reports for both (REDACTED) reflect a perfect pay history on all Xs listed. Both (REDACTED) (REDACTED) extensive X (REDACTED) and provide a strong foundation for the transaction. Given the longevity of X (REDACTED), the (REDACTED) (REDACTED) (REDACTED)s outlined previously, and the Xback to the borrowers that provides ample (REDACTED), the transaction is considered acceptable as presented. Client elects to downgrade and waive.

Seller Comment (2021-12-27): The (REDACTED) transaction in question is a X refina(REDACTED)e and meets requirements as presented. The (REDACTED) has provided (REDACTED) statements supporting liquidity of XXX,XXX.XX. Additionally, the (REDACTED) has received XXXX,XXX.XX in funds at closing. The X on the subject transaction was XXXX,XXX.XX which provides post closing (REDACTED) of XXXX,XXX.XX. Additionally, there are (REDACTED) (REDACTED) on the file, one with a (REDACTED) (REDACTED) (REDACTED) of XXX with X X trades shown on the report in addition to (REDACTED) X Xs. High (REDACTED) on X for this (REDACTED) is XXXX,XXX. The other (REDACTED) has a (REDACTED) (REDACTED) of XXX with X X trades with a high (REDACTED) of XXXX,XXX, and a total of XX Xs (X RE, X X, and X X). The reports for both (REDACTED) reflect a perfect pay history on all Xs listed. Both (REDACTED) (REDACTED) extensive X (REDACTED) and provide a strong foundation for the transaction. Given the longevity of X (REDACTED), the (REDACTED) (REDACTED) (REDACTED)s outlined previously, and the Xback to the borrowers that provides ample (REDACTED), the transaction is considered acceptable as presented.

Reviewer Comment (2021-11-10): Moved to buyer queue for review

Seller Comment (2021-11-04): (REDACTED)(REDACTED) factor: high (REDACTED) (XXX)
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216301769	(Redacted)			24730510			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2						Reviewer Comment (2022-03-07): Exception cleared. Buyer Comment (2022-03-03): CDA Reviewer Comment (2022-03-02): Client to load documents Reviewer Comment (2022-02-14): Client Elects to Waive. Secondary valuation product in file is a (REDACTED)(REDACTED) reco(REDACTED)iliation.	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216301770	(Redacted)			23514428			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided						Reviewer Comment (2021-11-10): Received Seller Comment (2021-11-10): (REDACTED) contract	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	A	D	A			A	A			No
216301770	(Redacted)			23514790			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.						Reviewer Comment (2021-12-20): Exception cleared Reviewer Comment (2021-11-10): Moved to buyer queue to review for ordering of post disaster inspection report Reviewer Comment (2021-11-08): Please provide post disaster inspection Seller Comment (2021-11-04): Requesting (REDACTED) to order the inspection as has been the (REDACTED)se on previous (REDACTED)s	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	A	D	A			A	A			No
216301770	(Redacted)			24730515			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2						Reviewer Comment (2022-03-07): Exception cleared. Buyer Comment (2022-03-03): CDA Reviewer Comment (2022-03-02): Client to load documents Reviewer Comment (2022-02-14): Client Elects to Waive. Secondary valuation product in file is a (REDACTED)(REDACTED) reco(REDACTED)iliation.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	A	D	A			A	A			No
216301771	(Redacted)			23527045			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided						Reviewer Comment (2021-11-05): Received insura(REDACTED)e	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216301771	(Redacted)			23527051			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided						Reviewer Comment (2021-11-05): Received Closing Protection Letter	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216301771	(Redacted)			23528171			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.						Reviewer Comment (2021-12-20): Exception cleared Reviewer Comment (2021-11-10): Moved to buyer queue to review for ordering of post disaster inspection report Seller Comment (2021-11-04): Requesting (REDACTED) to order the inspection as has been the (REDACTED)se on previous (REDACTED)s	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216301771	(Redacted)			23539296			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		(REDACTED) cert in file states that the (REDACTED) is (REDACTED) (REDACTED). (REDACTED) provide a corrected (REDACTED) cert.				Reviewer Comment (2021-11-16): received flood cert Seller Comment (2021-11-15): flood cert Reviewer Comment (2021-11-10): Flood cert is required Seller Comment (2021-11-04): This was a ground up that was (REDACTED)leted before we g(REDACTED) the (REDACTED). The flood cert system we use had not updated yet.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216301771	(Redacted)			23539538			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship was not provided	-					Reviewer Comment (2021-12-08): Exception cleared. Seller Comment (2021-12-07): (REDACTED) app Reviewer Comment (2021-11-10): (REDACTED)ship is to be confirmed within the file and not from tape, no appli(REDACTED)tion type doc provided for (REDACTED) (REDACTED) Seller Comment (2021-11-10): (REDACTED)ship was provided in the tape - US (REDACTED)	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216301771	(Redacted)			23539552			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative (REDACTED) score of (REDACTED) is less than Guideline representative (REDACTED) score of (REDACTED).		The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
The (REDACTED) (REDACTED) discrepancy (REDACTED) referenced by (REDACTED) is due to the hig(REDACTED) (REDACTED) allowance on (REDACTED) (REDACTED) of (REDACTED). We allowed for a (REDACTED) (REDACTED) exception although the qualifying (REDACTED) (REDACTED) is (REDACTED) due to the following compensating factors. (REDACTED) are (REDACTED) (REDACTED) on (REDACTED) transaction. One of whom has a (REDACTED) (REDACTED) (REDACTED) of (REDACTED) and the (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of (REDACTED). The (REDACTED) for the (REDACTED) with the (REDACTED) (REDACTED) (REDACTED) is supported by the payment (REDACTED).  (REDACTED) is a (REDACTED) in the file showing a balance of (REDACTED) which is equivalent to (REDACTED) months (REDACTED). (REDACTED)(REDACTED), the background checks for both (REDACTED) appear (REDACTED) with no (REDACTED), (REDACTED) filings, or (REDACTED) records shown. Finally, the (REDACTED) is (REDACTED) which fully supports the (REDACTED) payment on the (REDACTED) (REDACTED) additional (REDACTED) (REDACTED).

The (REDACTED) (REDACTED) discrepancy (REDACTED) referenced by (REDACTED) is due to the hig(REDACTED) (REDACTED) allowance on (REDACTED) (REDACTED) of (REDACTED). We allowed for a (REDACTED) (REDACTED) exception although the qualifying (REDACTED) (REDACTED) is  (REDACTED) due to the following compensating factors. (REDACTED) are (REDACTED) (REDACTED) on (REDACTED) transaction. One of whom has a (REDACTED) (REDACTED) (REDACTED) of  (REDACTED) and the (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of  (REDACTED). The (REDACTED) for the (REDACTED) with the  (REDACTED) (REDACTED) (REDACTED) is supported by the payment (REDACTED).  (REDACTED) is a (REDACTED) in the file showing a balance of  (REDACTED) which is equivalent to  (REDACTED) months (REDACTED). (REDACTED)(REDACTED), the background checks for both (REDACTED) appear (REDACTED) with no (REDACTED),(REDACTED) (REDACTED), or (REDACTED) (REDACTED) shown. Finally, the  (REDACTED) is  (REDACTED) which fully supports the (REDACTED) payment on the (REDACTED) (REDACTED) additional (REDACTED) (REDACTED). The subject property was (REDACTED)(REDACTED) as (REDACTED) (REDACTED) on (REDACTED) for  (REDACTED). Although (REDACTED) were no (REDACTED) documents located in the (REDACTED) file, the appraisal (REDACTED) provided an "as is" of (REDACTED)and included information on page one of the appraisal outlining that the (REDACTED) was completed in (REDACTED) and that the improvements were "new". (REDACTED) are numero(REDACTED) interior and exterior photos that clearly outline the improvements made to the property since the (REDACTED) (REDACTED)(REDACTED). Additionally, (REDACTED) was a (REDACTED) Desktop Analysis in the (REDACTED) file that supported the appraised value of the newly built home. (REDACTED)(REDACTED), (REDACTED) is a copy of the disaster inspection (REDACTED) that provides additional photographic evidence of the new (REDACTED). The hazard insurance policy provides dwelling coverage in the amount of (REDACTED) which (REDACTED)(REDACTED) supports the value presented by the appraiser for the subject property. It is reasonable that the (REDACTED) replacement cost or cost new would roughly cor(REDACTED) to the market value presented as well as the dwelling coverage provided by the hazard insurance binder. in (REDACTED) the amount of insurance to provide coverage for the property, the dwelling coverage does not ordinarily include the (REDACTED) as it cannot be destroyed. (REDACTED) is (REDACTED).
																Aggregator,Owner Aggregator,Owner
Reviewer Comment (2021-12-27): The (REDACTED) (REDACTED) discrepa(REDACTED)y (REDACTED)g refere(REDACTED)ed by (REDACTED) is due to the higher X allowa(REDACTED)e on this (REDACTED) of XX%. We allowed for a XX% X exception although the qualifying (REDACTED) used is XXX due to the following (REDACTED)(REDACTED) factors. There are (REDACTED) (REDACTED) on this transaction. One of whom has a (REDACTED) (REDACTED) (REDACTED) of XXX and the other has a (REDACTED) (REDACTED) (REDACTED) of XXX. The report for the (REDACTED) with the XXX (REDACTED) (REDACTED) is supported by the payment history.  There is a (REDACTED) statement in the file showing a bala(REDACTED)e of XXX,XXX.XX which is equivalent to XX.XX months (REDACTED). Further, the background checks for both (REDACTED) appear satisfactory with no (REDACTED)s, (REDACTED) filings, or negative records shown. Finally, the DSCR is X.XXx which fully supports the debt payment on the (REDACTED) plus additional Xflow. Client elects to downgrade and waive.

Seller Comment (2021-12-27): Verbiage Adjustment: he (REDACTED) (REDACTED) discrepa(REDACTED)y (REDACTED)g refere(REDACTED)ed by (REDACTED) is due to the higher X allowa(REDACTED)e on this (REDACTED) of XX%. We allowed for a XX% X exception although the qualifying (REDACTED) used is XXX due to the following (REDACTED)(REDACTED) factors. There are (REDACTED) (REDACTED) on this transaction. One of whom has a (REDACTED) (REDACTED) (REDACTED) of XXX and the other has a (REDACTED) (REDACTED) (REDACTED) of XXX. The report for the (REDACTED) with the XXX (REDACTED) (REDACTED) is supported by the payment history.  There is a (REDACTED) statement in the file showing a bala(REDACTED)e of XXX,XXX.XX which is equivalent to XX.XX months (REDACTED). Further, the background checks for both (REDACTED) appear satisfactory with no (REDACTED)s, (REDACTED) filings, or negative records shown. Finally, the DSCR is X.XXx which fully supports the debt payment on the (REDACTED) plus additional Xflow.

Seller Comment (2021-12-27): We allowed for a XX% X exception on this (REDACTED) due to the following (REDACTED)(REDACTED) factors. There are (REDACTED) (REDACTED) on this transaction. One of whom has a (REDACTED) (REDACTED) (REDACTED) of XXX and the other has a (REDACTED) (REDACTED) (REDACTED) of XXX. The report for the (REDACTED) with the XXX (REDACTED) (REDACTED) is supported by the payment history.  There is a (REDACTED) statement in the file showing a bala(REDACTED)e of XXX,XXX.XX which is equivalent to XX.XX months (REDACTED). Further, the background checks for both (REDACTED) appear satisfactory with no (REDACTED)s, (REDACTED) filings, or negative records shown. Finally, the DSCR is X.XXx which fully supports the debt payment on the (REDACTED) plus additional Xflow.

Reviewer Comment (2021-11-10): Moved to buyer queue to review for waive

Seller Comment (2021-11-04): (REDACTED)(REDACTED) factors - high DSCR (X.XXx), high rate (X.XX%), clean background
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216301771	(Redacted)			23539590			Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided		(REDACTED) cert shows (REDACTED) is located in (REDACTED), which requires (REDACTED) (REDACTED).				Reviewer Comment (2021-11-05): Received flood insura(REDACTED)e policy	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216301771	(Redacted)			24730533			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2						Reviewer Comment (2022-03-07): Exception cleared. Buyer Comment (2022-03-02): CDA Reviewer Comment (2022-03-02): Client to load documents Reviewer Comment (2022-02-14): Client Elects to Waive. Secondary valuation product in file is a (REDACTED)(REDACTED) reco(REDACTED)iliation.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216301771	(Redacted)			24745633			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Added/Updated X-X-XX/ Missing acquisition price, (REDACTED) transferred XX/XXXX for XX,XXX missing documented cost of (REDACTED) and previous HUD.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
The (REDACTED) (REDACTED) discrepancy (REDACTED) referenced by (REDACTED) is due to the hig(REDACTED) (REDACTED) allowance on (REDACTED) (REDACTED) of (REDACTED). We allowed for a (REDACTED) (REDACTED) exception although the qualifying (REDACTED) (REDACTED) is  (REDACTED) due to the following compensating factors. (REDACTED) are (REDACTED) (REDACTED) on (REDACTED) transaction. One of whom has a (REDACTED) (REDACTED) (REDACTED) of  (REDACTED) and the (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of  (REDACTED). The (REDACTED) for the (REDACTED) with the  (REDACTED) (REDACTED) (REDACTED) is supported by the payment (REDACTED).  (REDACTED) is a (REDACTED) in the file showing a balance of  (REDACTED) which is equivalent to  (REDACTED) months (REDACTED). (REDACTED)(REDACTED), the background checks for both (REDACTED) appear (REDACTED) with no (REDACTED),(REDACTED) (REDACTED), or (REDACTED) (REDACTED) shown. Finally, the  (REDACTED) is  (REDACTED) which fully supports the (REDACTED) payment on the (REDACTED) (REDACTED) additional (REDACTED) (REDACTED). The subject property was (REDACTED)(REDACTED) as (REDACTED) (REDACTED) on (REDACTED) for  (REDACTED). Although (REDACTED) were no (REDACTED) documents located in the (REDACTED) file, the appraisal (REDACTED) provided an "as is" of (REDACTED)and included information on page one of the appraisal outlining that the (REDACTED) was completed in (REDACTED) and that the improvements were "new". (REDACTED) are numero(REDACTED) interior and exterior photos that clearly outline the improvements made to the property since the (REDACTED) (REDACTED)(REDACTED). Additionally, (REDACTED) was a (REDACTED) Desktop Analysis in the (REDACTED) file that supported the appraised value of the newly built home. (REDACTED)(REDACTED), (REDACTED) is a copy of the disaster inspection (REDACTED) that provides additional photographic evidence of the new (REDACTED). The hazard insurance policy provides dwelling coverage in the amount of (REDACTED) which (REDACTED)(REDACTED) supports the value presented by the appraiser for the subject property. It is reasonable that the (REDACTED) replacement cost or cost new would roughly cor(REDACTED) to the market value presented as well as the dwelling coverage provided by the hazard insurance binder. in (REDACTED) the amount of insurance to provide coverage for the property, the dwelling coverage does not ordinarily include the (REDACTED) as it cannot be destroyed. (REDACTED) is (REDACTED).
																Aggregator,Owner
Reviewer Comment (2022-02-24): The subject property was (REDACTED) as (REDACTED) land on XX/XX/XXXX for XXX,XXX. Although there were no construction documents lo(REDACTED)ted in the (REDACTED) file, the appraisal report provided an "as is" of XXXX,XXX and i(REDACTED)luded information on page one of the appraisal outlining that the construction was (REDACTED)leted in XXXX and that the improvements were "new". There are numerous interior and exterior photos that clearly outline the improvements made to the property si(REDACTED)e the land (REDACTED). Additionally, there was a Collateral Desktop Analysis in the (REDACTED) file that supported the appraised value of the newly built home. Further, there is a copy of the disaster inspection report that provides additional photographic evide(REDACTED)e of the new construction. The hazard insura(REDACTED)e policy provides dwelling coverage in the amount of XXXX,XXX which further supports the value presented by the appraiser for the subject property. It is reasonable that the current replacement cost or cost new would roughly correlate to the mar(REDACTED)t value presented as well as the dwelling coverage provided by the hazard insura(REDACTED)e binder. in deter(REDACTED)ning the amount of insura(REDACTED)e to provide coverage for the property, the dwelling coverage does not ordinarily i(REDACTED)lude the land as (REDACTED)nnot be destroyed. X is XX. Client elects to downgrade and waive.

Seller Comment (2022-02-17): The (REDACTED) to Cost Co(REDACTED)ept in the underwriting guidelines is a (REDACTED) price plus rehab construct generally used for homes that are pre-existing. This is a brand new home and therefore the co(REDACTED)ept is not appli(REDACTED)ble to this property - it is quite clear that the borrower did not ta(REDACTED) out XX%+ of the total value of the build with a XXXXK (REDACTED) for the reasons as follows: The subject property was (REDACTED) as (REDACTED) land on XX/XX/XXXX for XXX,XXX. Although there were no construction documents lo(REDACTED)ted in the (REDACTED) file, the appraisal report provided an "as is" of XXXX,XXX and i(REDACTED)luded information on page one of the appraisal outlining that the construction was (REDACTED)leted in XXXX and that the improvements were "new". There are numerous interior and exterior photos that clearly outline the improvements made to the property si(REDACTED)e the land (REDACTED). Additionally, there was a Collateral Desktop Analysis in the (REDACTED) file that supported the appraised value of the newly built home. Further, there is a copy of the disaster inspection report that provides additional photographic evide(REDACTED)e of the new construction. The hazard insura(REDACTED)e policy provides dwelling coverage in the amount of XXXX,XXX which further supports the value presented by the appraiser for the subject property. It is reasonable that the current replacement cost or cost new would roughly correlate to the mar(REDACTED)t value presented as well as the dwelling coverage provided by the hazard insura(REDACTED)e binder. in deter(REDACTED)ning the amount of insura(REDACTED)e to provide coverage for the property, the dwelling coverage does not ordinarily i(REDACTED)lude the land as (REDACTED)nnot be destroyed.

Reviewer Comment (2022-02-15): (REDACTED)ssing acquisition price, property transferred XX/XXXX for XX,XXX (REDACTED)ssing documented cost of repa(REDACTED) and previous HUD.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216301771	(Redacted)			24745667			Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Updated X-X-XX/ Missing rent loss coverage on HOI.				Reviewer Comment (2022-02-15): Exception cleaerd. Seller Comment (2022-02-15): rent loss insura(REDACTED)e documentation, please clear this item	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216301772	(Redacted)			23519038			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.						Reviewer Comment (2021-12-20): Exception cleared Reviewer Comment (2021-11-10): Moved to buyer queue to review for ordering of post disaster inspection report Seller Comment (2021-11-04): Requesting (REDACTED) to order the inspection as has been the (REDACTED)se on previous (REDACTED)s	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216301772	(Redacted)			23521834			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	Per guidelines, (REDACTED) must be dated within XX days of (REDACTED) origination. (REDACTED) in file is XX days prior to the (REDACTED) origination date.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.
A (REDACTED) day (REDACTED) (REDACTED) age exception is warranted. The age (REDACTED)uant to the guidelines is (REDACTED) and (REDACTED) (REDACTED) was (REDACTED) days prior to the (REDACTED) origination. (REDACTED) was allowed due to the overall strength of the file. The (REDACTED) (REDACTED) shows the (REDACTED) (REDACTED) (REDACTED) for the (REDACTED) is (REDACTED). The subject (REDACTED) outlines that the (REDACTED) has an (REDACTED) (REDACTED) (REDACTED) with the oldest trade date of (REDACTED) and showing (REDACTED) trade lines on the (REDACTED), all paid as agreed. The (REDACTED) provided in the (REDACTED) file show an ending balance of (REDACTED) which is equivalent to (REDACTED) months (REDACTED).

A (REDACTED) day (REDACTED) (REDACTED) age exception is warranted. The age (REDACTED)uant to the guidelines is (REDACTED) and (REDACTED) (REDACTED) was (REDACTED) days prior to the (REDACTED) origination. (REDACTED) was allowed due to the overall strength of the file. The (REDACTED) (REDACTED) shows the (REDACTED) (REDACTED) (REDACTED) for the (REDACTED) is (REDACTED). The subject (REDACTED) outlines that the (REDACTED) has an (REDACTED) (REDACTED) (REDACTED) with the oldest trade date of (REDACTED) and showing (REDACTED) trade lines on the (REDACTED), all paid as agreed. The (REDACTED) provided in the (REDACTED) file show an ending balance of (REDACTED) which is equivalent to (REDACTED) months (REDACTED).
																Aggregator Aggregator,Owner
Reviewer Comment (2021-12-27): A X day (REDACTED) report age exception is warranted. The age pursuant to the guidelines is XX and this report was XX days prior to the (REDACTED) ori(REDACTED)tion. This was allowed due to the overall strength of the file. The (REDACTED) report shows the (REDACTED) (REDACTED) (REDACTED) for the (REDACTED) is XXX. The subject report outlines that the (REDACTED) has an excellent (REDACTED) history with the oldest trade date of XX/XX/XXXX and showing XX trade lines on the report, all paid as agreed. The (REDACTED) statements provided in the (REDACTED) file show an ending bala(REDACTED)e of XXXX,XXX.XX which is equivalent to XX.XX months (REDACTED). Client elects to downgrade and waive.

Seller Comment (2021-12-27): A X day (REDACTED) report age exception is warranted. The age pursuant to the guidelines is XX and this report was XX days prior to the (REDACTED) ori(REDACTED)tion. This was allowed due to the overall strength of the file. The (REDACTED) report shows the (REDACTED) (REDACTED) (REDACTED) for the (REDACTED) is XXX. The subject report outlines that the (REDACTED) has an excellent (REDACTED) history with the oldest trade date of XX/XX/XXXX and showing XX trade lines on the report, all paid as agreed. The (REDACTED) statements provided in the (REDACTED) file show an ending bala(REDACTED)e of XXXX,XXX.XX which is equivalent to XX.XX months (REDACTED).

Reviewer Comment (2021-11-10): Moved to buyer queue to review for waive

Seller Comment (2021-11-04): (REDACTED) is comfortable with this exception, as it is X day off. (REDACTED)(REDACTED) factors - high (REDACTED) (XXX), low X (XX%)
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216301772	(Redacted)			23521886			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship was not provided	-	(REDACTED) status of (REDACTED) is missing from file.				Reviewer Comment (2021-12-08): Exception cleared. Seller Comment (2021-12-07): (REDACTED) app Reviewer Comment (2021-11-10): (REDACTED)ship is to be verified within the (REDACTED) file Seller Comment (2021-11-10): (REDACTED)ship was provided in the tape - US (REDACTED)	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216301772	(Redacted)			24730542			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2						Reviewer Comment (2022-03-07): Exception cleared. Buyer Comment (2022-03-02): CDA Reviewer Comment (2022-03-02): Client to load documents Reviewer Comment (2022-02-14): Client Elects to Waive. Secondary valuation product in file is a (REDACTED)(REDACTED) reco(REDACTED)iliation.	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216301772	(Redacted)			24745778			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		added/updated X-X-XX/ Per guides, A (REDACTED) with a start date within XX days of closing date and proof of receipt of security deposit. Missing proof of security deposit.
Reviewer Comment (2022-02-17): Lease already in place before closing date. Exception cleared.

Seller Comment (2022-02-17): The lease start date for both is X/XX/XX and the closing of the (REDACTED) is XX/X/XX - the portion of the guidelines (REDACTED)g refere(REDACTED)ed "A lease with a start date within XX days of closing date and proof of receipt of security deposit. (REDACTED)ssing proof of security deposit." is not relevant to leases that are already in place prior to the closing of the (REDACTED) - this requirement is for leases that begin within XX days after the closing of the (REDACTED) and that is when you would need a security deposit.
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216301773	(Redacted)			23537585			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship was not provided	-					Reviewer Comment (2021-12-08): Exception cleared. Seller Comment (2021-12-07): (REDACTED) app Reviewer Comment (2021-11-10): (REDACTED)ship is to be verified within the (REDACTED) file, please provide documentation of (REDACTED)ship Seller Comment (2021-11-10): (REDACTED)ship was provided in the tape - US (REDACTED)	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A			No
216301773	(Redacted)			24730551			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2						Reviewer Comment (2022-03-07): Exception cleared. Buyer Comment (2022-03-02): CDA Reviewer Comment (2022-03-02): Client to load documents Reviewer Comment (2022-02-14): Client Elects to Waive. Secondary valuation product in file is a (REDACTED)(REDACTED) reco(REDACTED)iliation.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A			No
216301773	(Redacted)			24745818			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated X-X-XX/ XXX,XXX / XXXXK = XX%. (REDACTED) amount / (REDACTED)(REDACTED) price, per application.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of (REDACTED) which appears to be fully supported by the data on the (REDACTED) (REDACTED) (REDACTED). The (REDACTED) contains a total of (REDACTED) (REDACTED) with (REDACTED) (REDACTED), (REDACTED) (REDACTED) (REDACTED), and (REDACTED) (REDACTED) shown. The (REDACTED) has (REDACTED) that dates back to (REDACTED). (REDACTED) are (REDACTED) (REDACTED) (REDACTED) (REDACTED), paid as agreed, reflected on the (REDACTED). According to the (REDACTED) (REDACTED) letter located in the file, the (REDACTED) has owned (REDACTED) since (REDACTED) (REDACTED) Date). The transaction resulted in (REDACTED) to borrower of (REDACTED) which provides for additional (REDACTED) on top of those required by guidelines. Based on these factors we are comfortable with a (REDACTED) (REDACTED) exception. (REDACTED) is (REDACTED).
																Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED) bureau report. The report contains a total of XX Xs with X Xs, X (REDACTED) (REDACTED)s, and X X shown. The (REDACTED) has (REDACTED) that dates back to XX/XXXX. There are XX X related payments, paid as agreed, reflected on the report. According to the (REDACTED) (REDACTED) letter lo(REDACTED)ted in the file, the (REDACTED) has owned (REDACTED) si(REDACTED)e XX-XX-XXXX ((REDACTED) Date). The transaction resulted in Xto borrower of XXX,XXX.XX which provides for additional (REDACTED) on top of those required by guidelines. Based on these factors we are comfortable with a X% X exception. X is XX. Client elects to downgrade and waive.

Seller Comment (2022-02-17): The exception requested is to allow a (REDACTED)lculated (REDACTED) to cost (X) of XX.XXX% (guidelines require XX%.  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED) bureau report. The report contains a total of XX Xs with X Xs, X (REDACTED) (REDACTED)s, and X X shown. The (REDACTED) has (REDACTED) that dates back to XX/XXXX. There are XX X related payments, paid as agreed, reflected on the report. According to the (REDACTED) (REDACTED) letter lo(REDACTED)ted in the file, the (REDACTED) has owned (REDACTED) si(REDACTED)e XX-XX-XXXX ((REDACTED) Date). The transaction resulted in Xto borrower of XXX,XXX.XX which provides for additional (REDACTED) on top of those required by guidelines. Based on these factors we are comfortable with a X% X exception.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A			No
216301774	(Redacted)			23532633			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	n exception is warranted to allow slightly less than the required (REDACTED)months (REDACTED) (REDACTED) due to the overall (REDACTED) profile of the (REDACTED). The (REDACTED) (REDACTED) provided in the (REDACTED) file had a (REDACTED) (REDACTED) (REDACTED) of (REDACTED) with (REDACTED)(REDACTED) (REDACTED) (REDACTED), with a (REDACTED) of (REDACTED)and all paid as agreed. Additionally, the (REDACTED) (REDACTED) showed (REDACTED) (REDACTED) overall, all paid as agreed. The (REDACTED) has enjoyed acceptable (REDACTED) with the oldest trade (REDACTED) (REDACTED).	Aggregator,Owner
Reviewer Comment (2021-12-27): n exception is warranted to allow slightly less than the required X months (REDACTED) (REDACTED) due to the overall (REDACTED) profile of the (REDACTED). The (REDACTED) report provided in the (REDACTED) file had a (REDACTED) (REDACTED) (REDACTED) of XXX with X X related trades, with a high bala(REDACTED)e of XXXX,XXX and all paid as agreed. Additionally, the (REDACTED) report showed XX Xs overall, all paid as agreed. The (REDACTED) has enjoyed acceptable (REDACTED) with the oldest trade (REDACTED)g XX/XXXX. Client elects to downgrade and waive.

Seller Comment (2021-12-27): An exception is warranted to allow slightly less than the required X months (REDACTED) (REDACTED) due to the overall (REDACTED) profile of the (REDACTED). The (REDACTED) report provided in the (REDACTED) file had a (REDACTED) (REDACTED) (REDACTED) of XXX with X X related trades, with a high bala(REDACTED)e of XXXX,XXX and all paid as agreed. Additionally, the (REDACTED) report showed XX Xs overall, all paid as agreed. The (REDACTED) has enjoyed acceptable (REDACTED) with the oldest trade (REDACTED)g XX/XXXX.

Reviewer Comment (2021-11-10): Moved to buyer queue to review for waive

Seller Comment (2021-11-04): (REDACTED)(REDACTED) factors - high (REDACTED) (XXX), high rate (X%), clean background
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216301774	(Redacted)			23537858			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided						Reviewer Comment (2021-11-05): Received Hazard Insura(REDACTED)e Policy	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216301774	(Redacted)			23537996			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided						Reviewer Comment (2021-12-01): Exception cleared. Seller Comment (2021-11-29): AOO	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216301774	(Redacted)			24730561			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2						Reviewer Comment (2022-03-07): Exception cleared. Buyer Comment (2022-03-02): CDA Reviewer Comment (2022-03-02): Client to load documents Reviewer Comment (2022-02-14): Client Elects to Waive. Secondary valuation product in file is a (REDACTED)(REDACTED) reco(REDACTED)iliation.	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216301774	(Redacted)			24745878			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.						Reviewer Comment (2022-02-14): PID in file, exception cleared. Buyer Comment (2022-02-14): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216301774	(Redacted)			24745913			Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		updated/added X-X-XX/ Does not (REDACTED) (REDACTED)/ATMA.	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is (REDACTED) vs (REDACTED). Client is (REDACTED)ing (REDACTED) (REDACTED) of (REDACTED), which is supported by (REDACTED) (REDACTED) of which (REDACTED) are (REDACTED) and (REDACTED) is an (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to (REDACTED). The (REDACTED) contained (REDACTED) (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) on the transaction is (REDACTED)	Owner,Aggregator
Reviewer Comment (2022-03-02): Client elects to waive using (REDACTED) (REDACTED) of XXX, which is supported by XX Xs of which X are X and X is an (REDACTED) (REDACTED) X. The (REDACTED) has (REDACTED) dating back to XX/XX. The report contained XX X related payments, all paid as agreed. The DSCR on the transaction is X.XX

Reviewer Comment (2022-03-02): Per client comment - (REDACTED) (REDACTED) of XXX, which is supported by XX Xs of which X are X and X is an (REDACTED) (REDACTED) X. The (REDACTED) has (REDACTED) dating back to XX/XX. The report contained XX X related payments, all paid as agreed. The DSCR on the transaction is X.XX

Seller Comment (2022-03-01): The exception presented by the Lender is to allow the Hazard insura(REDACTED)e exception as presented. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs of which X are X and X is an (REDACTED) (REDACTED) X. The (REDACTED) has (REDACTED) dating back to XX/XX. The report contained XX X related payments, all paid as agreed. The DSCR on the transaction is X.XX

Seller Comment (2022-02-17): Revised dec page for Hazard insura(REDACTED)e binder requested

Reviewer Comment (2022-02-14): Lender and (REDACTED)r, upon acquisition of the (REDACTED) must be i(REDACTED)luded as additional Xe/loss payee/additional insured per guidelines for the relevant policies.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216301775	(Redacted)			23526199			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship was not provided	-					Reviewer Comment (2021-11-05): Received copy of passport valid until XX/XX/XXXX	(Redacted)			1	A		(Redacted)	Investment	Purchase		B	A	B	A			A	A			No
216301775	(Redacted)			24730570			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2						Reviewer Comment (2022-03-07): Exception cleared. Buyer Comment (2022-03-03): CDA Reviewer Comment (2022-03-02): Client to load documents Reviewer Comment (2022-02-14): Client Elects to Waive. Secondary valuation product in file is a (REDACTED)(REDACTED) reco(REDACTED)iliation.	(Redacted)			1	A		(Redacted)	Investment	Purchase		B	A	B	A			A	A			No
216301776	(Redacted)			23523512			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided						Reviewer Comment (2021-11-10): Received Seller Comment (2021-11-10): this is the full (REDACTED) contract Reviewer Comment (2021-11-05): (REDACTED)ssing (REDACTED)lete (REDACTED) agreement, only received lead based paint disclosure	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216301776	(Redacted)			23524131			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.						Reviewer Comment (2021-12-20): Exception cleared Reviewer Comment (2021-11-10): Moved to buyer queue to review for ordering of post disaster inspection report Seller Comment (2021-11-04): Requesting (REDACTED) to order the inspection as has been the (REDACTED)se on previous (REDACTED)s	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216301776	(Redacted)			23524507			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).		The representative FICO score exceeds the guideline minimum by at least 40 points.
An exception is warranted to allow for a (REDACTED) months worth of (REDACTED) based on the overall profile of the (REDACTED) and file. The subject transaction is a (REDACTED)(REDACTED) at (REDACTED)(REDACTED) (guidelines allow up to (REDACTED) and a (REDACTED) (REDACTED) (REDACTED) of (REDACTED). The (REDACTED) (REDACTED) for the (REDACTED) shows (REDACTED) (REDACTED) with a high (REDACTED) of (REDACTED)and only (REDACTED) with the most recent (REDACTED) (REDACTED) of (REDACTED). The oldest trade for the (REDACTED) is (REDACTED) (REDACTED). Given the (REDACTED) (REDACTED) below guideline maximum and the overall (REDACTED) profile of the (REDACTED), (REDACTED) is deemed a prudent (REDACTED) transaction.
																Aggregator,Owner
Reviewer Comment (2021-12-27): An exception is warranted to allow for a X.XX months worth of (REDACTED) based on the overall profile of the (REDACTED) and file. The subject transaction is a (REDACTED) at XX.XX% X (guidelines allow up to XX%) and a (REDACTED) (REDACTED) (REDACTED) of XXX. The (REDACTED) report for the (REDACTED) shows XX Xs with a high (REDACTED) of XXX,XXX and only XxXX with the most recent (REDACTED)g (REDACTED) of XXXX. The oldest trade for the report is (REDACTED) XXXX. Given the X X% below guideline m(REDACTED)imum and the overall (REDACTED) profile of the (REDACTED), this is deemed a prudent (REDACTED) transaction.  Client elects downgrade and waive.

Seller Comment (2021-12-27): An exception is warranted to allow for  X.XX months less (REDACTED) based on the overall profile of the (REDACTED) and file. The subject transaction is a (REDACTED) at XX.XX% X (guidelines allow up to XX%) and a (REDACTED) (REDACTED) (REDACTED) of XXX. The (REDACTED) report for the (REDACTED) shows XX Xs with a high (REDACTED) of XXX,XXX. The oldest trade for the report is (REDACTED) XXXX. Given the X X% below guideline m(REDACTED)imum and the overall (REDACTED) profile of the (REDACTED), this is deemed a prudent (REDACTED) transaction.

Reviewer Comment (2021-11-10): Moved to buyer queue to review for waive

Seller Comment (2021-11-04): (REDACTED)(REDACTED) factors - borrower is very (REDACTED)d with a GC license, clean background, low X (XX%)
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216301776	(Redacted)			23526528			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship was not provided	-					Reviewer Comment (2021-12-08): Exception cleared. Seller Comment (2021-12-07): (REDACTED) app	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216301776	(Redacted)			24730573			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2						Reviewer Comment (2022-03-07): Exception cleared Buyer Comment (2022-03-02): CDA Reviewer Comment (2022-03-02): Client to load documents Reviewer Comment (2022-02-14): Client Elects to Waive. Secondary valuation product in file is a (REDACTED)(REDACTED) reco(REDACTED)iliation.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216301777	(Redacted)			23524441			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship was not provided	-					Reviewer Comment (2021-12-08): Exception cleared. Seller Comment (2021-12-07): (REDACTED) app	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A			No
216301777	(Redacted)			24730586			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2						Reviewer Comment (2022-03-07): Exception cleared. Buyer Comment (2022-03-02): CDA Reviewer Comment (2022-03-02): Client to load documents Reviewer Comment (2022-02-14): Client Elects to Waive. Secondary valuation product in file is a (REDACTED)(REDACTED) reco(REDACTED)iliation.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A			No
216301777	(Redacted)			24746011			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per application	The qualifying DSCR on the loan is greater than the guideline minimum.
The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of (REDACTED) with (REDACTED) (REDACTED) of which (REDACTED) are (REDACTED)/(REDACTED) (REDACTED). The (REDACTED) has (REDACTED) that dates back to (REDACTED).  The appraisal outlines that the kitchen in the subject home has been updated within the last (REDACTED) years as well as a bathroom update. (REDACTED) are new laminate floors, new appliances, and new paint listed in the appraisal comments. The file contained (REDACTED) in (REDACTED) and (REDACTED) (REDACTED) (REDACTED) totaling (REDACTED)or (REDACTED) months (REDACTED) (REDACTED) post-closing. (REDACTED) is (REDACTED).
																Owner,Aggregator
Reviewer Comment (2022-02-24): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs of which X are (REDACTED)/X (REDACTED)s. The (REDACTED) has (REDACTED) that dates back to XX/XXXX.  The appraisal outlines that the (REDACTED)chen in the subject home has been updated within the last XX years as well as a bathroom update. There are new la(REDACTED)nate floors, new applia(REDACTED)es, and new paint listed in the appraisal comments. The file contained assets in (REDACTED) and (REDACTED) Xs totaling XXX,XXX.XX or XX.XX months (REDACTED) (REDACTED) post-closing. X is XX. Client elects to downgrade and waive.

Reviewer Comment (2022-02-24): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Reviewer Comment (2022-02-17): Client to review and approve.

Seller Comment (2022-02-17): The exception requested for this transaction is to consider the (REDACTED)lculated X of X.XXXXX where guidelines state m(REDACTED)imum is .XX.  However, I disagree with the former (REDACTED)lculation. The subject property shows a lien to be paid off through closing in the amount of XXXX,XXX plus costs, with the lien dated XX/XX/XXXX. The payoff statement in the (REDACTED) file which is supported by the settlement statement shows payoff of XXXX,XXX.XX. Using that amount, the note amount of XXXX,XXX/XXXX,XXX.XX would result in a (REDACTED)lculated X of X.XX%. Although this amount exceeds guideline requirements there are merits to the file that should be considered. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs of which X are (REDACTED)/X (REDACTED)s. The (REDACTED) has (REDACTED) that dates back to XX/XXXX.  The appraisal outlines that the (REDACTED)chen in the subject home has been updated within the last XX years as well as a bathroom update. There are new la(REDACTED)nate floors, new applia(REDACTED)es, and new paint listed in the appraisal comments. The file contained assets in (REDACTED) and (REDACTED) Xs totaling XXX,XXX.XX or XX.XX months (REDACTED) (REDACTED) post-closing.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A			No
216318303	(Redacted)			23676995			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided						Reviewer Comment (2022-01-21): Exception cleared Seller Comment (2022-01-20): The business purpose Certifi(REDACTED)te has been uploaded to the (REDACTED) file.	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216318303	(Redacted)			23677113			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Instructions not provided						Reviewer Comment (2021-11-29): Not required	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216318303	(Redacted)			23677459			Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	-	(REDACTED) not provided for borrowing (REDACTED) or (REDACTED)	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) is dated after Note date doc ID (REDACTED) and (REDACTED), client has elects to downgrade and waive.	Originator,Owner	Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date doc ID XX and XX, client has elects to downgrade and waive. Reviewer Comment (2022-02-01): (REDACTED) to review post note (REDACTED)S for the borrower and (REDACTED). (DXXXX, XXXX) Seller Comment (2022-01-28): Detailed (REDACTED)s provided.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216318303	(Redacted)			23677481			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided						Reviewer Comment (2021-11-29): Received	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216318303	(Redacted)			23760777			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for (REDACTED) (REDACTED)	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) is dated after Note date doc ID (REDACTED) and (REDACTED), client has elects to downgrade and waive.	Originator,Owner
Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.

Seller Comment (2022-01-20): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.

Reviewer Comment (2022-01-10): (REDACTED) guidelines require an Executed WX signed at closing. Exception remains.

Seller Comment (2022-01-10): Conferred with Regulatory Counsel (REDACTED), Esq.  at (REDACTED)s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e then an executed WX to support the guideline requirement - this should be cleared.

Reviewer Comment (2021-11-29): Received (REDACTED).Gov printout of (REDACTED), (REDACTED)ssing executed WX as required per guidelines
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216318304	(Redacted)			23737588			Credit	Missing Document	General	Missing Document	Missing Document: Contractor W-9 not provided		Missing executed (REDACTED) for borrowing (REDACTED) as required per guidelines	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Reviewer Comment (2021-11-29): Received (REDACTED) from (REDACTED).Gov printout, not same as executed WX per guidelines			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			C	A			No
216318304	(Redacted)			23737714			Property	Collateral	General	Collateral	Appraiser has disciplinary action with an end date within a year of appraisal effective date.	- Valuation Effective Date: (REDACTED) (REDACTED) from: (REDACTED) to: (REDACTED)
Reviewer Comment (2022-02-18): XX/XX/XXXX Discussed with (REDACTED) and based on dates of suspension ok to clear (after appraisal/note date).

Buyer Comment (2022-02-18): (REDACTED)n we get the facts of the situation straight? If I'm reading Doc(REDACTED)ted (REDACTED)laint No. XX-XXX correctly, the (REDACTED)laint was filed with the (REDACTED) Appraiser Licensing and Certifi(REDACTED)tion Board on XX/XX/XXXX and they ruled on X/X/XXXX that the appraiser would be suspended from Xpm CST on XX/X/XXXX until Xam CST on X/X/XXXX. Our subject appraisal was conducted on X/XX/XXXX, so this is after the (REDACTED)laints were lodged but before the ruling and suspension (REDACTED)me down. Do agree these facts are correct?

Seller Comment (2022-02-15): To (REDACTED) for exception allowa(REDACTED)e: We (REDACTED) reviewed (REDACTED)'s allegation that the appraiser has disciplinary action within X year of the appraisal effective date - this co(REDACTED)ept was created for when an appraiser has issues prior to the (REDACTED)letion of the appraisal for the relevant property collateralizing the (REDACTED) as it pertains to undue risk for (REDACTED)lculation of a property. This is not the (REDACTED)se on this (REDACTED). The effective date of this appraisal is X/XX/XX and the (REDACTED)laint regarding the appraisal that later led to the appraisers suspension was not filed until (REDACTED) XX, XXXX (X months AFTER the subject appraisal was (REDACTED)leted) Kindly remove the exception. The issue that (REDACTED) should (REDACTED) (REDACTED)ptured and (REDACTED)ssed (REDACTED)letely is that the license date on the appraisers signature line shows that his license expired in X/ XXXX PRIOR to the appraisal (REDACTED)letion but this is (REDACTED)ly a typographi(REDACTED)l error as per this link to the (REDACTED) Appraiser Licensing and Certifi(REDACTED)tion Board htt(REDACTED)(REDACTED)XXXXXXXXX his license only expired on X/XXXX.

Seller Comment (2022-02-15): Please remove this exception, see description from (REDACTED) on X/XX/XXXX for clarifi(REDACTED)tion and remove the exception. Thank you.

Reviewer Comment (2022-01-26): Client to review and approve.

Seller Comment (2022-01-25): Moved to (REDACTED) (REDACTED) to review

Seller Comment (2022-01-25): We (REDACTED) reviewed (REDACTED)'s allegation that the appraiser has disciplinary action within X year of the appraisal effective date - this co(REDACTED)ept was created for when an appraiser has issues prior to the (REDACTED)letion of the appraisal for the relevant property collateralizing the (REDACTED) as it pertains to undue risk for (REDACTED)lculation of a property. This is not the (REDACTED)se on this (REDACTED). The effective date of this appraisal is X/XX/XX and the (REDACTED)laint regarding the appraisal that later led to the appraisers suspension was not filed until (REDACTED) XX, XXXX (X months AFTER the subject appraisal was (REDACTED)leted) Kindly remove the exception. The issue that (REDACTED) should (REDACTED) (REDACTED)ptured and (REDACTED)ssed (REDACTED)letely is that the license date on the appraisers signature line shows that his license expired in X/ XXXX PRIOR to the appraisal (REDACTED)letion but this is (REDACTED)ly a typographi(REDACTED)l error as per this link to the (REDACTED) Appraiser Licensing and Certifi(REDACTED)tion Board htt(REDACTED)(REDACTED)XXXXXXXXX his license only expired on X/XXXX.
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			C	A			No
216318304	(Redacted)			23740536			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) for borrowing (REDACTED) and (REDACTED), (REDACTED) provided is blank	The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) is dated after Note date doc (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of (REDACTED) that is fully supported by a total of (REDACTED) (REDACTED) of which (REDACTED) are (REDACTED) and (REDACTED)are (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to (REDACTED) with (REDACTED)uccessful (REDACTED) (REDACTED) made, according to the (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) and the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with (REDACTED) units and over (REDACTED) years (REDACTED). The (REDACTED) also works for a (REDACTED) (REDACTED) with (REDACTED) years in (REDACTED) (REDACTED) role and (REDACTED) years in the (REDACTED). Finally, the (REDACTED) (REDACTED), (REDACTED) (REDACTED), client has elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date doc IDXXXX, client has elects to downgrade and waive.

Reviewer Comment (2022-02-01): (REDACTED)ssing a detailed search for the borrower.

Seller Comment (2022-01-28): Detailed (REDACTED) search and background report provided.

Reviewer Comment (2022-01-24): (REDACTED) requires the govt., detailed search for the borrower and (REDACTED). All (REDACTED)s in the file reflect "all". provide detailed search from (REDACTED).

Seller Comment (2022-01-21): The (REDACTED) check was i(REDACTED)luded in the background report for the (REDACTED). According to the operating agreement, the (REDACTED) is the (REDACTED) member of the corporation. Therefore, (REDACTED) on the borrowing X would not be required. Please remove the exception on the (REDACTED) transaction. Thank you so much for your consideration of this information (REDACTED)

Reviewer Comment (2022-01-20): Received for (REDACTED), (REDACTED)ssing for borrowing X. Exception remains.

Seller Comment (2022-01-18): (REDACTED) check is i(REDACTED)luded in Background check already in file.

Reviewer Comment (2021-11-29): (REDACTED) provided for borrower as part of fraud report, (REDACTED)ssing for borrowing X
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			C	A			No
216318304	(Redacted)			23740537			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).		The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) is dated after Note date doc (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of (REDACTED) that is fully supported by a total of (REDACTED) (REDACTED) of which (REDACTED) are (REDACTED) and (REDACTED)are (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to (REDACTED) with (REDACTED)uccessful (REDACTED) (REDACTED) made, according to the (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) and the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with (REDACTED) units and over (REDACTED) years (REDACTED). The (REDACTED) also works for a (REDACTED) (REDACTED) with (REDACTED) years in (REDACTED) (REDACTED) role and (REDACTED) years in the (REDACTED). Finally, the (REDACTED) (REDACTED), (REDACTED) (REDACTED), client has elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-03-02): per client comment - The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is fully supported by a total of XX Xs of which X are Xs and X are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XX with XXX successful X payments made, according to the report. The (REDACTED) has a Bro(REDACTED)r license and the subject property will be (REDACTED)aged by a (REDACTED) firm with X units and over XX years (REDACTED). The (REDACTED) also works for a (REDACTED) (REDACTED)a(REDACTED) with X years in his current role and X years in the (REDACTED). Finally, the XX.XX X, DSCR X.XX.

Reviewer Comment (2022-02-24): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is fully supported by a total of XX Xs of which X are Xs and X are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XX with XXX successful X payments made, according to the report. The (REDACTED) has a Bro(REDACTED)r license and the subject property will be (REDACTED)aged by a (REDACTED) firm with X units and over XX years (REDACTED). The (REDACTED) also works for a (REDACTED) (REDACTED)a(REDACTED) with X years in his current role and X years in the (REDACTED). Finally, the XX.XX X, DSCR X.XX, client has elects to downgrade and waive.

Seller Comment (2022-02-23): Es(REDACTED)late to (REDACTED)

Reviewer Comment (2022-02-18): XX/XX/XXXX documented funds in the file available for closing and (REDACTED) are XXX,XXX.XX i(REDACTED)luding EMD. Funds required for closing i(REDACTED)luding EMD were XXX,XXX.XX. Borrower was short XXX,XXX.XX in funds for closing and had no (REDACTED) either. The exception request indi(REDACTED)tes no funds for (REDACTED) as all funds used for closing. Please update exception request to ad(REDACTED)ess (REDACTED)g short funds for closing or provide additional asset statements to show funds for closing to consider exception request. Exception remains.

Seller Comment (2022-02-16): We believe it reasonable that an exception was granted on this (REDACTED) as follows: The exception is that there are insufficient (REDACTED) on the transaction. The transaction requires X months (REDACTED) (REDACTED) and there were no funds remaining after closing to utilize for (REDACTED). However, an exception could be considered based on the overall merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is fully supported by a total of XX Xs of which X are Xs and X are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XX with XXX successful X payments made, according to the report. The (REDACTED) has a Bro(REDACTED)r license and the subject property will be (REDACTED)aged by a (REDACTED) firm with X units and over XX years (REDACTED). The (REDACTED) also works for a (REDACTED) (REDACTED)a(REDACTED) with X years in his current role and X years in the (REDACTED). Finally, the XX.XX X, DSCR X.XX.

Seller Comment (2022-02-15): We believe it reasonable that an exception was granted on this (REDACTED) as follows: The exception is that there are insufficient (REDACTED) on the transaction. The transaction requires X months (REDACTED) (REDACTED) and there were no funds remaining after closing to utilize for (REDACTED). However, an exception could be considered based on the overall merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is fully supported by a total of XX Xs of which X are Xs and X are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XX with XXX successful X payments made, according to the report. The (REDACTED) has a Bro(REDACTED)r license and the subject property will be (REDACTED)aged by a (REDACTED) firm with X units and over XX years (REDACTED). The (REDACTED) also works for a (REDACTED) (REDACTED)a(REDACTED) with X years in his current role and X years in the (REDACTED).

Seller Comment (2022-02-15): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			C	A			No
216318304	(Redacted)			23740539			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.			The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) is dated after Note date doc (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of (REDACTED) that is fully supported by a total of (REDACTED) (REDACTED) of which (REDACTED) are (REDACTED) and (REDACTED)are (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to (REDACTED) with (REDACTED)uccessful (REDACTED) (REDACTED) made, according to the (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) and the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with (REDACTED) units and over (REDACTED) years (REDACTED). The (REDACTED) also works for a (REDACTED) (REDACTED) with (REDACTED) years in (REDACTED) (REDACTED) role and (REDACTED) years in the (REDACTED). Finally, the (REDACTED) (REDACTED), (REDACTED) (REDACTED), client has elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-03-02): Client elects to waive using (REDACTED)(REDACTED) factors.

Reviewer Comment (2022-02-24): Cleared by (REDACTED)sta(REDACTED) on XX/XX/XXXX. Would you li(REDACTED) me to waive as well with these (REDACTED) factors? The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is fully supported by a total of XX Xs of which X are Xs and X are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XX with XXX successful X payments made, according to the report. The (REDACTED) has a Bro(REDACTED)r license and the subject property will be (REDACTED)aged by a (REDACTED) firm with X units and over XX years (REDACTED). The (REDACTED) also works for a (REDACTED) (REDACTED)a(REDACTED) with X years in his current role and X years in the (REDACTED). Finally, the XX.XX X, DSCR X.XX.

Reviewer Comment (2022-01-20): Exception cleared
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			C	A			No
216318305	(Redacted)			23715681			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	X Months liquidity requirements are not met.				Reviewer Comment (2022-01-20): Not using asset for this transaction. Exception cleared Seller Comment (2022-01-18): The assets of the (REDACTED) (REDACTED)n be used to meet the liquidity requirements. The (REDACTED) statements for the (REDACTED) with a bala(REDACTED)e of #XXX,XXX (REDACTED)n also be used to cover a(REDACTED) Xto close or liquidity requirements not met by the Xs in the name of the Borrowing X	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216318305	(Redacted)			23716538			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided						Reviewer Comment (2021-11-29): received	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216318305	(Redacted)			23716572			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Required as (REDACTED) doesn't indicate (REDACTED) (REDACTED)
Reviewer Comment (2022-01-20): Note reflects (REDACTED) member. Exception cleared

Seller Comment (2022-01-18): The Operating Agreement lists only one member per the signature page.  The signor's status as (REDACTED) member is confirmed in several other corporate documents, such as the aff(REDACTED)vit and the (REDACTED).

Seller Comment (2022-01-18): The assets of the (REDACTED) (REDACTED)n be used to meet the liquidity requirements.  The (REDACTED) statements for the (REDACTED) with a bala(REDACTED)e of #XXX,XXX (REDACTED)n also be used to cover a(REDACTED) Xto close or liquidity requirements not met by the Xs in the name of the Borrowing X
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216318305	(Redacted)			23716677			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2022-01-20): Exception cleared	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216318305	(Redacted)			23716938			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2022-01-20): Received Final Title Policy with amount of XXXX,XXX.XX he(REDACTED)e Exception is cleared. Seller Comment (2022-01-18): The amount of insura(REDACTED)e shown on the final title policy, XXXX,XXX matches the amount of the Note and is sufficient.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216318305	(Redacted)			23743872			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) is missing for borrowing (REDACTED) and (REDACTED), (REDACTED) provided is blank	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc (REDACTED). (REDACTED) is dated after Note date doc (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of (REDACTED) that is supported by the data on the (REDACTED) (REDACTED). The (REDACTED) outlines a total of (REDACTED) (REDACTED) of which (REDACTED) are (REDACTED) and (REDACTED) are (REDACTED) (REDACTED). According to the application in the (REDACTED) file, the (REDACTED) has (REDACTED) with over (REDACTED) (REDACTED) transactions, as a (REDACTED) (REDACTED), in the past (REDACTED) months. The file contained (REDACTED) in a (REDACTED) (REDACTED) (REDACTED) (REDACTED) in the amount of (REDACTED) less the (REDACTED) required at closing leaves a remaining (REDACTED) or (REDACTED) months (REDACTED) post-closing (REDACTED) (REDACTED). (REDACTED) is (REDACTED). Client has elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date doc IDXXXX, client has elects to downgrade and waive.

Reviewer Comment (2022-01-28): "Received (REDACTED) document for borrowing X. However, it is more than XX days from the Note Date. As per guideline, require (REDACTED) document within XX days of Note date. Please provide separate (REDACTED) document for borrowing X and (REDACTED). Exception remains.

Seller Comment (2022-01-27): Detailed (REDACTED) search and background report provided.

Reviewer Comment (2022-01-24): (REDACTED) requires the govt., detailed search for the borrower and (REDACTED). All (REDACTED)s in the file reflect "all". provide detailed search from (REDACTED).

Seller Comment (2022-01-21): The (REDACTED) search on the (REDACTED) is within the background report. If you look on the left side for the actions list, it should be at the very top of that list. This should rectify the (REDACTED) background/(REDACTED) requirement. Regarding the X (REDACTED), it is not required u(REDACTED)ss the borrowing X is an individual. There will be a clarifi(REDACTED)tion to the guidelines shortly and in the meantime, please es(REDACTED)late to (REDACTED)agement with a(REDACTED) questions. Thank you so much for your time and consideration of this information.

Reviewer Comment (2022-01-20): Provide (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") . with the actual names listed. Exception Remains.

Seller Comment (2022-01-18): The (REDACTED) check on the (REDACTED) is a part of the background check; the Borrowing X is also listed as a business associated with the (REDACTED).  THe (REDACTED) search shows all associates of the (REDACTED) are clear.

Reviewer Comment (2021-11-29): Received as part of borrower fraud report, still (REDACTED)ssing for borrowing X
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216318305	(Redacted)			23743882			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for (REDACTED) (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc (REDACTED). (REDACTED) is dated after Note date doc (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of (REDACTED) that is supported by the data on the (REDACTED) (REDACTED). The (REDACTED) outlines a total of (REDACTED) (REDACTED) of which (REDACTED) are (REDACTED) and (REDACTED) are (REDACTED) (REDACTED). According to the application in the (REDACTED) file, the (REDACTED) has (REDACTED) with over (REDACTED) (REDACTED) transactions, as a (REDACTED) (REDACTED), in the past (REDACTED) months. The file contained (REDACTED) in a (REDACTED) (REDACTED) (REDACTED) (REDACTED) in the amount of (REDACTED) less the (REDACTED) required at closing leaves a remaining (REDACTED) or (REDACTED) months (REDACTED) post-closing (REDACTED) (REDACTED). (REDACTED) is (REDACTED). Client has elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc IDXXXX. Client elects to downgrade and waive. Seller Comment (2022-01-18): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item Reviewer Comment (2021-11-29): Received (REDACTED) and (REDACTED).GOV printout, not same as executed WX as required per guidelines			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216318305	(Redacted)			24791474			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX: Track record (REDACTED) closing dat XX/XXXX and cost basis XXXX,XXX.XX. Missing prior HUD and cost of improvements. Current (REDACTED) is XX%	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc (REDACTED). (REDACTED) is dated after Note date doc (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of (REDACTED) that is supported by the data on the (REDACTED) (REDACTED). The (REDACTED) outlines a total of (REDACTED) (REDACTED) of which (REDACTED) are (REDACTED) and (REDACTED) are (REDACTED) (REDACTED). According to the application in the (REDACTED) file, the (REDACTED) has (REDACTED) with over (REDACTED) (REDACTED) transactions, as a (REDACTED) (REDACTED), in the past (REDACTED) months. The file contained (REDACTED) in a (REDACTED) (REDACTED) (REDACTED) (REDACTED) in the amount of (REDACTED) less the (REDACTED) required at closing leaves a remaining (REDACTED) or (REDACTED) months (REDACTED) post-closing (REDACTED) (REDACTED). (REDACTED) is (REDACTED). Client has elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is supported by the data on the (REDACTED) report. The report outlines a total of XX Xs of which XX are Xs and X are (REDACTED) (REDACTED)s. According to the appli(REDACTED)tion in the (REDACTED) file, the (REDACTED) has (REDACTED) with over X X transactions, as a X X, in the past XX months. The file contained assets in a (REDACTED) of (REDACTED)a X in the amount of XXXX,XXX.XX less the XXX,XXX.XX required at closing l(REDACTED)s a remaining XXX,XXX.XX or XX.XX months (REDACTED) post-closing (XX,XXX.XX (REDACTED)). X is XX.XX. Client elects to downgrade and waive.

Seller Comment (2022-02-17): The exception requested is to allow the current X of XX% when guideline m(REDACTED)imum reflects XX%. X% X exception. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is supported by the data on the (REDACTED) report. The report outlines a total of XX Xs of which XX are Xs and X are (REDACTED) (REDACTED)s. According to the appli(REDACTED)tion in the (REDACTED) file, the (REDACTED) has (REDACTED) with over X X transactions, as a X X, in the past XX months. The file contained assets in a (REDACTED) of (REDACTED)a X in the amount of XXXX,XXX.XX less the XXX,XXX.XX required at closing l(REDACTED)s a remaining XXX,XXX.XX or XX.XX months (REDACTED) post-closing (XX,XXX.XX (REDACTED)). For these reasons, it is reasonable to allow the exception as presented.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216318306	(Redacted)			23715245			Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing						Reviewer Comment (2021-11-30): received final title	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318306	(Redacted)			23715285			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.						Reviewer Comment (2021-11-30): received final title	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318306	(Redacted)			23715306			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Assignment of Leases/Rents not provided		Missing evidence of Assignment of (REDACTED).				Reviewer Comment (2021-11-30): Received X	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318306	(Redacted)			23715350			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		Missing evidence of a (REDACTED) (REDACTED)(REDACTED) certificate.				Reviewer Comment (2021-11-29): received	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318306	(Redacted)			23715476			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Title Preliminary not provided		Missing evidence of Title commitment.				Reviewer Comment (2021-11-30): Received final title	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318306	(Redacted)			23715569			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		The (REDACTED) agreement on file is not signed.				Reviewer Comment (2021-11-30): received	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318306	(Redacted)			23735615			Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided						Reviewer Comment (2021-11-30): received	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318306	(Redacted)			23737463			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	(REDACTED) is a new (REDACTED) based on documentation provided, (REDACTED)fore a X% (REDACTED) to (REDACTED) is required, max (REDACTED) is XX% with reduction becomes XX%	The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) is dated after Note date (REDACTED). The (REDACTED) is (REDACTED)-(REDACTED) as a (REDACTED) (REDACTED) and has been in (REDACTED) role and in the (REDACTED) for the past (REDACTED) years, according to the application found in the (REDACTED) file. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is (REDACTED) and appears fully supported by the data on the (REDACTED) (REDACTED) (REDACTED). (REDACTED) were a total of (REDACTED) (REDACTED) of which (REDACTED) were (REDACTED) and (REDACTED) were (REDACTED) (REDACTED). The (REDACTED) had (REDACTED) that dated back to (REDACTED) with (REDACTED) (REDACTED) (REDACTED) successful (REDACTED) shown. The (REDACTED) provided in the (REDACTED) file were in excess of (REDACTED) (only one (REDACTED) listed, (REDACTED) were (REDACTED)) in (REDACTED) and s(REDACTED) less that closing (REDACTED) required for the transaction of (REDACTED) would leave (REDACTED)X. Even utilizing half of the amount or (REDACTED) divided by the (REDACTED) of (REDACTED) would result in (REDACTED)X months (REDACTED) post-closing. (REDACTED) is (REDACTED). Client has elects to downgrade and waive.
																Originator,Owner
Reviewer Comment (2022-02-24): The (REDACTED) is (REDACTED) as a X X and has been in this role and in the (REDACTED) for the past X years, according to the appli(REDACTED)tion found in the (REDACTED) file. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and appears fully supported by the data on the (REDACTED) bureau report. There were a total of XX Xs of which X were X and X were (REDACTED) (REDACTED)s. The (REDACTED) had (REDACTED) that dated back to XX/XXXX with XXX X related successful payments shown. The assets provided in the (REDACTED) file were in excess of XXXX,XXX.XX (only one X listed, there were others) in Xand securities less that closing monies required for the transaction of XXXX,XXX.XX would l(REDACTED) XXXX,XXX.XX. Even utilizing half of the amount or XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX would result in XXX.XX months (REDACTED) post-closing. X is XX.X. Client has elects to downgrade and waive.

Seller Comment (2022-02-17): The exception requested for this transaction is to allow a X.XXXXX% X exception. The transaction should be (REDACTED) to a m(REDACTED)imum XX% X and was su(REDACTED)tted for review at XX.XXXXX%. The varia(REDACTED)e to guideline is (REDACTED)nimal and appears to be supported by the overall (REDACTED) profile of the (REDACTED). The (REDACTED) is (REDACTED) as a X X and has been in this role and in the (REDACTED) for the past X years, according to the appli(REDACTED)tion found in the (REDACTED) file. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and appears fully supported by the data on the (REDACTED) bureau report. There were a total of XX Xs of which X were X and X were (REDACTED) (REDACTED)s. The (REDACTED) had (REDACTED) that dated back to XX/XXXX with XXX X related successful payments shown. The assets provided in the (REDACTED) file were in excess of XXXX,XXX.XX (only one X listed, there were others) in Xand securities less that closing monies required for the transaction of XXXX,XXX.XX would l(REDACTED) XXXX,XXX.XX. Even utilizing half of the amount or XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX would result in XXX.XX months (REDACTED) post-closing. For these reasons, the (REDACTED)nimal varia(REDACTED)e to the guidelines appears reasonable.

Seller Comment (2022-02-03): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318306	(Redacted)			23739072			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED) and (REDACTED)- (REDACTED) provided is blank	The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) is dated after Note date (REDACTED). The (REDACTED) is (REDACTED)-(REDACTED) as a (REDACTED) (REDACTED) and has been in (REDACTED) role and in the (REDACTED) for the past (REDACTED) years, according to the application found in the (REDACTED) file. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is (REDACTED) and appears fully supported by the data on the (REDACTED) (REDACTED) (REDACTED). (REDACTED) were a total of (REDACTED) (REDACTED) of which (REDACTED) were (REDACTED) and (REDACTED) were (REDACTED) (REDACTED). The (REDACTED) had (REDACTED) that dated back to (REDACTED) with (REDACTED) (REDACTED) (REDACTED) successful (REDACTED) shown. The (REDACTED) provided in the (REDACTED) file were in excess of (REDACTED) (only one (REDACTED) listed, (REDACTED) were (REDACTED)) in (REDACTED) and s(REDACTED) less that closing (REDACTED) required for the transaction of (REDACTED) would leave (REDACTED)X. Even utilizing half of the amount or (REDACTED) divided by the (REDACTED) of (REDACTED) would result in (REDACTED)X months (REDACTED) post-closing. (REDACTED) is (REDACTED). Client has elects to downgrade and waive.
																Originator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date doc IDXXXX, client has elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received (REDACTED) for business X on X/XX/XXXX however, per lender guideline (REDACTED) check - No more than XX days from the note date. So, the document provided is not acceptable. Please provide the (REDACTED) document which fa(REDACTED) within the lender guideline. And also required separate (REDACTED) for (REDACTED) too. Exception remains.

Seller Comment (2022-01-27): Detailed (REDACTED) and background check provided.

Reviewer Comment (2022-01-21): Client to review and approve.

Seller Comment (2022-01-21): Please es(REDACTED)late to (REDACTED)agement. The (REDACTED) for the borrowing X is required when the borrowing X is an individual. When the borrowing X is a corporation, (REDACTED) or partnership, it is not a requirement. Thank you for your time and consideration on this exception.

Reviewer Comment (2022-01-21): (REDACTED) requires an (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed for borrowing X. Exception remains. Received for (REDACTED). Exception remains.

Seller Comment (2022-01-20): An (REDACTED) check is a standard part of the background check on the (REDACTED), although a separate (REDACTED) search on the X is not a part of the (REDACTED) guidelines, nevertheless, the business is i(REDACTED)luded in the affiliates screening contained in the report

Reviewer Comment (2021-11-30): (REDACTED) provided for borrower as part of fraud report, (REDACTED)ssing for borrowing X
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318306	(Redacted)			24565830			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED) for borrowing (REDACTED).
Reviewer Comment (2022-03-07): XX/XX/XXXX Form W-X uploaded showing member (REDACTED) as per (REDACTED) filed on XXXX.

Seller Comment (2022-03-03): please find uploaded w-X for transaction, please clear

Buyer Comment (2022-03-03): (REDACTED) - to confirm, the doc was loaded at X:XXam on X/X. Was loaded under the other identi(REDACTED)l exception for this (REDACTED). Please review

Reviewer Comment (2022-03-03): XX/XX/XXXX Awaiting doc.

Seller Comment (2022-02-24): (REDACTED) request for documentation still pending with (REDACTED).

Seller Comment (2022-02-03): reviewed/pending additional documentation

Reviewer Comment (2022-02-02): (REDACTED)ssing (REDACTED) letter.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318306	(Redacted)			24953606			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - (REDACTED) is XX.XX%, max (REDACTED) is XX%.(REDACTED)(REDACTED). (REDACTED) amount XXXX,XXX.XX/ XXXX,XXX.XX (Previous (REDACTED)(REDACTED) price per HUD + XXX,XXX.XX prior closing costs per HUD and XXX,XXX.XX per new HUD) = XX.XX%. We are missing documentation of any improvements made.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of (REDACTED) with a (REDACTED) (REDACTED) reflecting (REDACTED) total (REDACTED) of which (REDACTED) are (REDACTED) and (REDACTED) are (REDACTED)mobile (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to (REDACTED). The (REDACTED) reflects (REDACTED) successful (REDACTED) (REDACTED) (REDACTED) made. The file contains (REDACTED) for (REDACTED) in the amount of (REDACTED) when divided by the (REDACTED) of (REDACTED) results in (REDACTED) months of (REDACTED) (REDACTED) post-closing. (REDACTED) of (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-03-10): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with a (REDACTED) report reflecting XX total Xs of which X are Xs and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The report reflects XXX successful X related payments made. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. DSCR of X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-08): The exception presented by the Lender is to allow the X as (REDACTED)lculated at .XXXX. I do not agree with the (REDACTED)lculations by (REDACTED) for the transaction. There is a settlement statement for the previous transaction in the file that shows the (REDACTED) price of XXXX,XXX plus settlement charges to borrower of XXX,XXX.XX for a total acquisition of XXXX.XXX.XX. The note amount is XXXX,XXX and the X would be (REDACTED)lculated at .XXXX which still exceeds guideline requirements. However, the overall merits of the file ma(REDACTED) consideration of an exception reasonable. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with a (REDACTED) report reflecting XX total Xs of which X are Xs and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The report reflects XXX successful X related payments made. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318307	(Redacted)			23724179			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2022-02-08): Exception cleared.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216318307	(Redacted)			23733714			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Track record documentation other than application is missing and is required based on guidelines.		Track record is provided.				Reviewer Comment (2021-11-30): Received property (REDACTED)agement	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216318307	(Redacted)			23734121			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Document (Post (REDACTED) Inspection Report) was not on file.				Reviewer Comment (2022-01-25): Exception cleared. Buyer Comment (2022-01-25): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216318307	(Redacted)			23734249			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Person who signed is only XX% (REDACTED) and is not a (REDACTED) for the (REDACTED)				Reviewer Comment (2022-01-31): Received Operating agreement he(REDACTED)e exception is cleared. Seller Comment (2022-01-28): Signer, (REDACTED), is XX% member of (REDACTED).	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216318307	(Redacted)			23734744			Compliance	Compliance	State Compliance	State Late Charge	Note Error: Note late charge percentage exceeds maximum per state						Reviewer Comment (2022-01-25): Not required on business purpose (REDACTED)s.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216318307	(Redacted)			23734746			Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note Error: Note grace period days less than minimum per state						Reviewer Comment (2022-01-25): Not required on business purpose (REDACTED)s.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216318307	(Redacted)			23751206			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) as required by guidelines	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID(REDACTED). Client elects to downgrade and waive.	Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216318307	(Redacted)			23751611			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED) and (REDACTED), (REDACTED) provided is blank	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) is dated after Note date doc (REDACTED), client has elects to downgrade and waive.	Originator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date doc IDXXXX, client has elects to downgrade and waive.

Reviewer Comment (2022-02-01): (REDACTED)ssing a detailed search reflecting the borrowing X search. (REDACTED) provided reflects "all", not the X.

Seller Comment (2022-01-28): Detailed (REDACTED) provided.

Reviewer Comment (2022-01-20): (REDACTED) requires the govt., detailed search for the borrower and (REDACTED). All (REDACTED)s in the file reflect "all". provide detailed search from (REDACTED).

Seller Comment (2022-01-19): Guidelines do not require Background on non-hu(REDACTED) borrowing entities.

Seller Comment (2022-01-17): (REDACTED) is part of Background Check in file.

Reviewer Comment (2021-11-30): (REDACTED) provided for borrower as part of fraud report, (REDACTED)ssing for borrowing X
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216318308	(Redacted)			23724903			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided						Reviewer Comment (2022-01-18): Received Business Purpose Certifi(REDACTED)te he(REDACTED)e exception is cleared. Seller Comment (2022-01-14): The business purpose certifi(REDACTED)tion for (REDACTED) has been uploaded for your review and consideration. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216318308	(Redacted)			23725323			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	The (REDACTED) is dated XX/XX/XXXX > XX days from the XX/XX/XXXX Note date.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record	We have (REDACTED) letter in file doc ID (REDACTED). Client elects to downgrade and waive. (REDACTED) Client elects to downgrade and waive. Compensating factor (REDACTED) (REDACTED) dating back to (REDACTED)X. (REDACTED) (REDACTED) (REDACTED) (REDACTED). (REDACTED) (REDACTED) (REDACTED) on (REDACTED) with no (REDACTED) (REDACTED). (REDACTED) years of (REDACTED).	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-02-16): XX/XX/XXXX Client elects to downgrade and waive. (REDACTED)(REDACTED) factors: (REDACTED) history dating back to XXXX. (REDACTED) (REDACTED)a(REDACTED). XX X Xs on (REDACTED) with no late payments. XX years of (REDACTED).

Buyer Comment (2022-02-16): (REDACTED)(REDACTED) factor approved

Seller Comment (2022-02-15): An exception was granted by the lender to allow the (REDACTED) report that is X day over the XX day (actual days count X/X/XX with a closing date of X/X/XX) allowa(REDACTED)e of the guidelines.   The (REDACTED) has a supported (REDACTED) (REDACTED) of XXX with a total of XX Xs of which XX were Xs. There were XXX successful X related payments made. The (REDACTED) had (REDACTED) dating back to XX/XX. The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units under (REDACTED)agement and XX years (REDACTED). Based on this we are not co(REDACTED)erned there would (REDACTED) been material change in X day.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216318308	(Redacted)			23738912			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing executed (REDACTED) as required per guidelines	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-19): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-14): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item. Reviewer Comment (2021-11-30): (REDACTED).GOV printout is not same as required WX			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216318308	(Redacted)			23738988			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED) and (REDACTED) - (REDACTED) provided is blank	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date doc IDXXXX, client has elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received (REDACTED) document for Business X. However, it is more than XX days from the Note Date. As per guideline, require (REDACTED) document within XX days of Note date. Also, please provide separate (REDACTED) document for (REDACTED) too. Exception remains.

Seller Comment (2022-01-27): The background check i(REDACTED)luding (REDACTED) search as well as (REDACTED) search for borrowing X with name (REDACTED) been uploaded for your review.

Reviewer Comment (2022-01-18): Please provide the (REDACTED) document for borrowing X and (REDACTED) with name however exception will remain.

Seller Comment (2022-01-14): The background check i(REDACTED)luding (REDACTED) search as well as (REDACTED) independing searches (REDACTED) been uploaded for your review. Please clear this exception.

Reviewer Comment (2021-11-30): (REDACTED) provided for borrower as part of fraud report, (REDACTED)ssing for borrowing X
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216318309	(Redacted)			23714057			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2021-11-30): received	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318309	(Redacted)			23714288			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided						Reviewer Comment (2021-11-30): received	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318309	(Redacted)			23738975			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) is missing for the borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is date (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is date XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.

Reviewer Comment (2022-01-18): Please provide W-X for the business X

Seller Comment (2022-01-13): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.

Reviewer Comment (2021-11-30): (REDACTED).GOV printout is not same as required WX
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318309	(Redacted)			23740821			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		The (REDACTED) is missing for borrowing (REDACTED) and (REDACTED), (REDACTED) provided is blank	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) is dated after Note date, client has elects to downgrade and waive.	Originator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client has elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received (REDACTED) search result for Business X dated X/XX/XXXX. which is more than XX days from the Note Date. As per guideline, require (REDACTED) document within XX days of Note date. Also, please provide separate (REDACTED) search result for (REDACTED), pulled from (REDACTED) with actual names listed. Exception remains.

Seller Comment (2022-01-27): Detailed (REDACTED)s provided.

Reviewer Comment (2022-01-18): (REDACTED) requires an (REDACTED). We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed. Exception remains.

Seller Comment (2022-01-13): The (REDACTED) search showing no results as well as the background check that i(REDACTED)ludes (REDACTED) search showing no results (REDACTED) been uploaded for  your review and consideration. Please remove this exception item.

Reviewer Comment (2021-11-30): (REDACTED) provided for borrower as part of fraud report, (REDACTED)ssing for borrowing X
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318309	(Redacted)			23758794			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		(REDACTED) shows more than one (REDACTED) of the (REDACTED)
Reviewer Comment (2022-02-09): Documentation provided shows a(REDACTED) member (REDACTED)n bind on behalf of the (REDACTED)a(REDACTED).

Seller Comment (2022-02-08): Signing Authority is specifi(REDACTED)lly granted by the terms of the Operating Agreement, a separate resolution is not required, The section of the Operating Agreement titled "X.X (REDACTED)agement" specifi(REDACTED)lly states "each Member is authorized to bind (REDACTED)a(REDACTED) in accorda(REDACTED)e with its rights, powers, and duties under this Agreement and (REDACTED) execute or file documents on the (REDACTED)a(REDACTED)'s behalf."

Reviewer Comment (2022-01-18): Received amendment to OA which shows (REDACTED) as XX%, (REDACTED) as XX%, and (REDACTED). as X% - (REDACTED)ssing corporate resolution allowing (REDACTED) to sign on behalf of borrowing X.

Seller Comment (2022-01-13): The Articles of organization (REDACTED) been uploaded for your review and consideration. Additionally, the amendment to the operating agreement outlines the percentages of (REDACTED)ship and other pertinent data required. Please remove this exception item.

Reviewer Comment (2021-11-30): Received amendment to OA which shows (REDACTED) as XX%, (REDACTED) as XX%, and (REDACTED). as X% - (REDACTED)ssing corporate resolution allowing (REDACTED) to sign on behalf of borrowing X.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318311	(Redacted)			23735537			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) for the borrowing (REDACTED) is not in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID (REDACTED) and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.

Reviewer Comment (2022-01-13): (REDACTED).Gov not same as required WX by guidelines, need an executed WX. Exception remains.

Seller Comment (2022-01-12): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.

Reviewer Comment (2021-11-30): (REDACTED).Gov not same as required WX by guidelines
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216318311	(Redacted)			23738974			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) for borrowing (REDACTED) and (REDACTED) - (REDACTED) provided is blank	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) is dated after Note date, client has elects to downgrade and waive.	Originator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client has elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received (REDACTED) document for Business X. However, it is more than XX days from the Note Date. As per guideline, require (REDACTED) document within XX days of Note date. Also, please provide separate (REDACTED) document for (REDACTED). Exception remains.

Seller Comment (2022-01-27): Detailed (REDACTED) provided.

Reviewer Comment (2022-01-13): (REDACTED) provided for borrower as part of fraud report, (REDACTED)ssing for borrowing X, exception remains.

Seller Comment (2022-01-12): The background check for the (REDACTED) has been uploaded for your review and consideration. The (REDACTED) search for the (REDACTED) is i(REDACTED)luded in the report. Please clear this exception.

Reviewer Comment (2021-11-30): (REDACTED) provided for borrower as part of fraud report, (REDACTED)ssing for borrowing X
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216318313	(Redacted)			23735264			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2022-01-20): Exception cleared.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318313	(Redacted)			23737489			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided						Reviewer Comment (2021-11-30): Received	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318313	(Redacted)			23737490			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided						Reviewer Comment (2022-01-20): Final title in file. Seller Comment (2022-01-17): Final Title in file	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318313	(Redacted)			23738603			Credit	Guideline	Guideline Issue	Guideline	Ineligible Property Type per the guidelines.	-					Reviewer Comment (2022-01-20): Reviewing CDA. Exception cleared. Seller Comment (2022-01-17): Attached SFR is not an ineligible property type.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318313	(Redacted)			23755603			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) as required by guidelines	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Reviewer Comment (2021-11-30): (REDACTED)>GOV not same as required WX per guidelines			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318313	(Redacted)			23755609			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Loan Title Outstanding Lien		Title shows lien (prior (REDACTED)) for XXXX,XXX dated X/XX/XXXX, (REDACTED) is not paid off on the HUD and (REDACTED) is no (REDACTED) provided and Xnd lien position for subject transaction is not allowed				Reviewer Comment (2022-01-20): Final title in file. Exception cleared. Seller Comment (2022-01-17): Final Title shows current X as only lien of record and in f(REDACTED)t lien (REDACTED).	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318313	(Redacted)			23755625			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative (REDACTED) score of (REDACTED) is less than Guideline representative (REDACTED) score of (REDACTED).	Minimum (REDACTED) required is XXX when (REDACTED) is(REDACTED) Refi with XX% (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record	We have (REDACTED) letter in file doc ID (REDACTED). Client elects to downgrade and waive. Client elects to downgrade and waive. Compensating factor (REDACTED) (REDACTED) dating back to (REDACTED). (REDACTED) (REDACTED) (REDACTED) (REDACTED). (REDACTED) (REDACTED) (REDACTED) on (REDACTED) with no (REDACTED) (REDACTED). v months of (REDACTED) post-close.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-02-16): Client elects to downgrade and waive. (REDACTED)(REDACTED) factor (REDACTED) history dating back to XXXX. (REDACTED) (REDACTED)a(REDACTED). X X Xs on (REDACTED) with no late payments. XXX months of (REDACTED) post-close.

Buyer Comment (2022-02-16): (REDACTED)(REDACTED) factor approved

Seller Comment (2022-02-15): The Lender approved a X% X exception. The exception required is to allow an X of XX% or a X% exception. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and appears supported by the data on the report. The report contained a total of XX Xs of which X are Xs and X are (REDACTED) Xs. The report reflected XXX successful X payments made and (REDACTED) dating back to XX/XXXX. The subject property will be (REDACTED)aged by a (REDACTED) firm with about XXX units and XX years (REDACTED). Additionally, in addition to the XXXX,XXX.XX Xto borrower at closing, the file contained documentation regarding assets in the amount of XXXX,XXX.XX post-closing. We believe this to be reasonable.

Seller Comment (2022-02-15): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318313	(Redacted)			24746082			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXX,XXX + XX,XXX (PP + Improvement)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record The qualifying DSCR on the loan is greater than the guideline minimum.
We have (REDACTED) letter in file doc ID (REDACTED). Client elects to downgrade and waive.

Client elects to downgrade and waive. Compensating factor (REDACTED) (REDACTED) dating back to (REDACTED). (REDACTED) (REDACTED) (REDACTED) (REDACTED). (REDACTED) (REDACTED) (REDACTED) on (REDACTED) with no (REDACTED) (REDACTED). v months of (REDACTED) post-close.

The (REDACTED) of (REDACTED) (REDACTED)(REDACTED)  by (REDACTED) is not the complete (REDACTED) per the Cost Basis definition of the underwriting guidelines as it allows the incl(REDACTED)ion of more then (REDACTED)(REDACTED) price and (REDACTED). Based on certain data (REDACTED) unavailable, we are comfortable granting an exception. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is (REDACTED) and appears supported by the data on the (REDACTED). The (REDACTED) (REDACTED) contained a total of (REDACTED) (REDACTED) of which (REDACTED) are (REDACTED) and (REDACTED) are (REDACTED) (REDACTED). The (REDACTED) reflected (REDACTED) successful (REDACTED) (REDACTED) made and (REDACTED) dating back to (REDACTED). The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with about (REDACTED) units and (REDACTED) years (REDACTED). Additionally, in addition to the (REDACTED) (REDACTED) to borrower at closing, the file contained documentation regarding (REDACTED) in the amount of (REDACTED) post-closing. For these reasons, it is reasonable to consider an exception based on the aforementioned.
																Aggregator,Owner Owner,Aggregator Owner,Aggregator
Reviewer Comment (2022-02-23): The X of X.XXXXX (REDACTED)lculated  by (REDACTED) is not the (REDACTED)lete (REDACTED)lculation per the Cost Basis definition of the underwriting guidelines as it allows the i(REDACTED)lusion of more then (REDACTED) price and rehab. Based on certain data (REDACTED)g unavailable, we are comfortable granting an exception. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and appears supported by the data on the report. The (REDACTED) report contained a total of XX Xs of which X are Xs and X are (REDACTED) Xs. The report reflected XXX successful X payments made and (REDACTED) dating back to XX/XXXX. The subject property will be (REDACTED)aged by a (REDACTED) firm with about XXX units and XX years (REDACTED). Additionally, in addition to the XXXX,XXX.XX Xto borrower at closing, the file contained documentation regarding assets in the amount of XXXX,XXX.XX post-closing. For these reasons, it is reasonable to consider an exception based on the aforementioned. Client elects to downgrade and waive.

Buyer Comment (2022-02-23): Approved

Reviewer Comment (2022-02-16): Client to review and approve.

Seller Comment (2022-02-15): The X of X.XXXXX (REDACTED)lculated  by (REDACTED) is not the (REDACTED)lete (REDACTED)lculation per the Cost Basis definition of the underwriting guidelines as it allows the i(REDACTED)lusion of more then (REDACTED) price and rehab. Based on certain data (REDACTED)g unavailable, we are comfortable granting an exception. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and appears supported by the data on the report. The (REDACTED) report contained a total of XX Xs of which X are Xs and X are (REDACTED) Xs. The report reflected XXX successful X payments made and (REDACTED) dating back to XX/XXXX. The subject property will be (REDACTED)aged by a (REDACTED) firm with about XXX units and XX years (REDACTED). Additionally, in addition to the XXXX,XXX.XX Xto borrower at closing, the file contained documentation regarding assets in the amount of XXXX,XXX.XX post-closing. For these reasons, it is reasonable to consider an exception based on the aforementioned.

Seller Comment (2022-02-15): reviewed/pending

Reviewer Comment (2022-02-14): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318314	(Redacted)			23721676			Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided						Reviewer Comment (2022-01-21): Exception cleared. Seller Comment (2022-01-20): Not required by guidelines. Reviewer Comment (2021-11-30): (REDACTED)ssing business purpose cert, X utilization is part of it and it is (REDACTED)ssing	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318314	(Redacted)			23721748			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Required as (REDACTED) does not indicate percentage of (REDACTED) for person signing on behalf of (REDACTED)				Reviewer Comment (2021-11-30): Single member X, NA	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318314	(Redacted)			23740590			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing signed (REDACTED) as required per guidelines	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive. Reviewer Comment (2021-11-30): (REDACTED).GOV printout provided not same as WX required by (REDACTED)			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318314	(Redacted)			23740591			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED) and (REDACTED), (REDACTED) doc in file is blank	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is post-dated from the note date and over (REDACTED) days from the note date, per guides. Client approves the down grade.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.

Reviewer Comment (2022-02-01): Received (REDACTED) for the Business X not for the (REDACTED), please provide for the (REDACTED) he(REDACTED)e exception remains.

Seller Comment (2022-01-28): Detailed (REDACTED) for borrowing X uploaded.

Reviewer Comment (2022-01-21): Received on (REDACTED), (REDACTED)ssing for borrowing X. (REDACTED) requires an (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed for borrowing X. Exception remains.

Seller Comment (2022-01-20): If borrowing X is not an individual, guidelines do not require.  Background/(REDACTED) only required on (REDACTED)(s).

Reviewer Comment (2021-11-30): (REDACTED) provided for borrower as part of fraud report, (REDACTED)ssing for borrowing X
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318314	(Redacted)			23740604			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative (REDACTED) score of (REDACTED) is less than Guideline representative (REDACTED) score of (REDACTED).	XXX Minimum (REDACTED) for Refi (REDACTED) with XX% (REDACTED)	Borrower's Experience/Track Record	Client elects to downgrade and waive based on compensating factor of (REDACTED) exceeding guidelines and track record to dating back to (REDACTED) with (REDACTED) (REDACTED) (REDACTED) and no (REDACTED) (REDACTED).	Owner,Aggregator
Reviewer Comment (2022-02-16): Client elects to downgrade and waive based on (REDACTED)(REDACTED) factor of (REDACTED) exceeding guidelines and track record to dating back to XXXX with X X Xs and no late payments.

Buyer Comment (2022-02-16): (REDACTED)(REDACTED) factor approved, also has (REDACTED) of XX.XX months.

Seller Comment (2022-02-16): The lender approved a X% X exception due to the X point deviation of (REDACTED) (XXX to XXX) on this (REDACTED) and it is reasonable based on the following factors,  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a total of XX Xs of which X are Xs, X (REDACTED), X edu(REDACTED)tion and X X Xs. There were XXX successful X related payments made successfully per the report. The (REDACTED) has (REDACTED) dating back to XX/XXXX. According to the property (REDACTED)agement (REDACTED) form, lo(REDACTED)ted in the file, the (REDACTED) had (REDACTED) in property (REDACTED)agement dating back to XXXX. Further, the file contained assets in the amount of XXX,XXX.XX in addition to the Xback to the (REDACTED) at closing in the amount of XXX,XXX.XX. For these reasons, an exception to the X (X%) is reasonable.

Seller Comment (2022-02-15): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318314	(Redacted)			23907410			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided						Reviewer Comment (2022-01-21): Exception cleared. Seller Comment (2022-01-20): Business Purpose cert uploaded.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318314	(Redacted)			24746161			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.		XXXX,XXX / XXX,XXX = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price, per the appraisal.				Reviewer Comment (2022-02-14): Updated using appli(REDACTED)tion cost of improvements of XXX,XXX	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318315	(Redacted)			23728680			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided						Reviewer Comment (2021-11-30): Received	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216318315	(Redacted)			23753804			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) for the borrowing (REDACTED) is missing.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID (REDACTED) and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive. Reviewer Comment (2021-11-30): (REDACTED).gov printout not the same as required WX per guidelines			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216318315	(Redacted)			23758361			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The file is missing a copy of the XXXX (REDACTED) agreement.				Reviewer Comment (2022-02-16): Exception cleared. Seller Comment (2022-02-15): please consider the information uploaded regarding the XXXX exchange Seller Comment (2022-02-15): reviewed/pending Seller Comment (2022-02-15): XXXX documentation uploaded for your review and consideration. Please remove the exception.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216318316	(Redacted)			23702548			Credit	Credit	Credit Documentation	Credit	Absence of Business Purpose Certificate and/or Non-Owner Occupancy Declaration and/or UW Business Purpose Analysis and thus casts doubt on the business purpose of the loan.						Reviewer Comment (2021-11-30): Received	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216318316	(Redacted)			23702923			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Track record documentation other than application is missing and is required based on guidelines.		Missing complete fraud report/ background check/Track record				Reviewer Comment (2021-11-30): received	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216318316	(Redacted)			23703595			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided						Reviewer Comment (2021-11-30): Received	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216318316	(Redacted)			23730418			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	The (REDACTED)'s qualifying (REDACTED) of XXX caps the (REDACTED) for (REDACTED)(REDACTED) at XX%.				Reviewer Comment (2022-01-19): Received updated (REDACTED) report. Exception cleared. Seller Comment (2022-01-14): The (REDACTED) (REDACTED) (REDACTED) for the (REDACTED), according to the (REDACTED) report uploaded, is XXX. Please remove the exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216318316	(Redacted)			23739040			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED) and (REDACTED) - (REDACTED) provided is blank	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) is dated after Note date, client elects to downgrade and waive. (REDACTED) is (REDACTED) vs (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received (REDACTED) document for Business X. However, it is more than XX days from the Note Date. As per guideline, require (REDACTED) document within XX days of Note date. Also, please provide separate (REDACTED) document for (REDACTED) too. Exception remains.

Seller Comment (2022-01-27): Detailed (REDACTED) search and background report uploaded.

Reviewer Comment (2022-01-18): Received (REDACTED) however Required for borrowing X and (REDACTED) Please provide he(REDACTED)e Exception remains same.

Seller Comment (2022-01-14): Please find the (REDACTED) searches as well as the background check i(REDACTED)luding the (REDACTED) for your review and consideration. Please remove the exception item.

Reviewer Comment (2021-11-30): (REDACTED) provided for borrower as part of fraud report, (REDACTED)ssing for borrowing X
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216318316	(Redacted)			23739050			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing executed (REDACTED) as required per guidelines	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID (REDACTED). Client elects to downgrade and waive. (REDACTED) is (REDACTED) vs (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-01-19): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-14): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item. Reviewer Comment (2021-11-30): (REDACTED).GOV printout not same as WX required per guidelines			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216318316	(Redacted)			24797111			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Calculated (REDACTED) Cost (REDACTED) of X.XX exceeds the maximum allowed per guidelines. Guidelines (REDACTED) to Cost (REDACTED) X.XX. Missing prior closing costs and documented cost of improvements.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is dated after Note date, client elects to downgrade and waive. (REDACTED) is (REDACTED) vs (REDACTED). We have (REDACTED) letter in file doc ID (REDACTED). Client elects to downgrade and waive. (REDACTED) is (REDACTED) vs (REDACTED).	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs listed on the (REDACTED) bureau. Of those Xs listed on the (REDACTED) report, there are X X, X edu(REDACTED)tion, and X other X (REDACTED) Xs listed. There are XX satisfactory X related payments on the report. X.XX months of (REDACTED), DSCR of X.XX. X is XX

Reviewer Comment (2022-03-04): Per seller comment - The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs listed on the (REDACTED) bureau. Of those Xs listed on the (REDACTED) report, there are X X, X edu(REDACTED)tion, and X other X (REDACTED) Xs listed. There are XX satisfactory X related payments on the report. X.XX months of (REDACTED), DSCR of X.XX. X is XX

Seller Comment (2022-03-01): The exception presented by the Lender is to allow the transaction as presented. The subject (REDACTED) transaction is a X refina(REDACTED)e of an (REDACTED) property. The property was acquired more than XX months prior.  An exception should be considered reasonable based on the overall merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs listed on the (REDACTED) bureau. Of those Xs listed on the (REDACTED) report, there are X X, X edu(REDACTED)tion, and X other X (REDACTED) Xs listed. There are XX satisfactory X related payments on the report. The file contained assets in the amount of XX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in X.XX (REDACTED) (REDACTED), post-closing.

Buyer Comment (2022-02-28): Guidelines state X refi (REDACTED)s are subject to X (REDACTED)lculation when they've been owned for less than XX months. Does (REDACTED) agree acquisition date of the (REDACTED) is X/XX/XX, deed recorded on X/XX/XX? This (REDACTED) is not in scope for X (REDACTED)lculation.

Reviewer Comment (2022-02-24): XX/XX/XXXX The gu(REDACTED)(REDACTED)e received is that X (REDACTED)s are subject to X. This (REDACTED) is a X refina(REDACTED)e. While the property was (REDACTED) in XXXX, the X applies due to the refina(REDACTED)e purpose.

Buyer Comment (2022-02-23): What is the acquisition date (REDACTED) is using? Vesting in borrower's name per title (REDACTED) is X/XX/XX, deed recorded on X/XX/XX.

Reviewer Comment (2022-02-18): Per client re X: X Assets: The X (REDACTED)lculation wher(REDACTED) we restrict X to be no more than X% above the X is for the Xst XX months of (REDACTED)ship only, then after XX months, the next day X day they (REDACTED)lculate X and X to the grid without this adjustment. Exception remains.

Seller Comment (2022-02-17): There should be no exception on this (REDACTED) as it is a rate and term refina(REDACTED)e transaction.  Per (REDACTED) guidelines, an X (REDACTED)lculation is only required when the property was acquired within the past XX months. This property has been owned XX months.
In this (REDACTED)se, the (REDACTED) closed on X/X/XXXX.  Per the vesting information on the title (REDACTED) title was acquired by the borrower by deed dated X/XX/XXXX.  This information is confirmed by the prior sales information on the appraisal.   As the property has been owned more than XX months, no X test applies.  Please clear this exception.

Seller Comment (2022-02-17): There is no exception on this (REDACTED).  Per (REDACTED) guidelines, an X (REDACTED)lculation is only required when the property was acquired within the past XX months.
In this (REDACTED)se, the (REDACTED) closed on X/X/XXXX.  Per the vesting information on the title (REDACTED) title was acquired by the borrower by deed dated X/XX/XXXX.  This information is confirmed by the prior sales information on the appraisal.   As the property has been owned more than XX months, no X test applies.  Please clear this exception.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216318317	(Redacted)			23690246			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2021-11-30): received	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216318317	(Redacted)			23690262			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		(REDACTED) provide updated (REDACTED) page or (REDACTED) estimator, (REDACTED) is short XX,XXX.XX				Reviewer Comment (2021-11-30): Insura(REDACTED)e covers the (REDACTED) amount	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216318317	(Redacted)			23690895			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) provided is not for (REDACTED) or borrowing (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID (REDACTED) and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive. Client elects to downgrade and waive. The (REDACTED) is the owner of The (REDACTED) (REDACTED) (REDACTED) (REDACTED) and has been for the past (REDACTED) years, according to the application. He has a (REDACTED) (REDACTED) (REDACTED) of (REDACTED) that appears to be fully supported by the data on the (REDACTED) (REDACTED) (REDACTED). The (REDACTED) contained information about a total of (REDACTED) (REDACTED) of which (REDACTED) were (REDACTED) and (REDACTED) were (REDACTED) (REDACTED). The (REDACTED) had (REDACTED) that dated back to (REDACTED). The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with (REDACTED) units and (REDACTED) years of (REDACTED). The file contained (REDACTED) in the amount of (REDACTED) (REDACTED), if utilizing (REDACTED) of the (REDACTED) due to its (REDACTED) an (REDACTED), the amount considered would be (REDACTED) divided by the (REDACTED) of (REDACTED) would result in (REDACTED)X months of (REDACTED) (REDACTED) post-closing. (REDACTED) (REDACTED). The subject transaction was presented as a (REDACTED) and (REDACTED) (REDACTED) of the subject property. The (REDACTED) amount is (REDACTED) and according to the settlement statement (REDACTED) were (REDACTED) for hazard insurance and taxes.  Unlike in a (REDACTED)(REDACTED) transaction, as a (REDACTED) transaction, the borrower already has insurance in place.  An (REDACTED) is set to collect (REDACTED) for future payment. The borrower would be paying the (REDACTED) month twice- once from (REDACTED) he has already paid and once into (REDACTED).  A portion of the (REDACTED) back at closing is a refund of that overpayment.  (REDACTED) to the borrower of (REDACTED) paid are not considered (REDACTED) out. For a (REDACTED)/(REDACTED) (REDACTED), the (REDACTED) back to borrower at closing would be limited to no more than (REDACTED). The borrower received (REDACTED), a difference of (REDACTED). One month of insurance (REDACTED) would be approximately (REDACTED). To level set, the percentage of the (REDACTED) amount, given the amount of (REDACTED) to the borrowing entity at closing would be (REDACTED) vers(REDACTED) the guideline (REDACTED), additionally (REDACTED) (REDACTED) and (REDACTED) months in (REDACTED).
																Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received (REDACTED) document for Business X. However, it is more than XX days from the Note Date. As per guideline, require (REDACTED) document within XX days of Note date. Also, please provide separate (REDACTED) document for (REDACTED) too. Exception remains.

Seller Comment (2022-01-27): Detailed (REDACTED) and background report provided.

Reviewer Comment (2022-01-21): (REDACTED) requires an (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed for borrowing X. Exception remains. Client to review and approve.

Seller Comment (2022-01-21): The (REDACTED) search is i(REDACTED)luded in the standard background check for the (REDACTED); the (REDACTED) guidelines do not require a separate (REDACTED) check on the borrowing X.

Reviewer Comment (2021-11-30): (REDACTED) provided for borrower as part of fraud report, (REDACTED)ssing for borrowing X
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216318317	(Redacted)			23690917			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative (REDACTED) score of (REDACTED) is less than Guideline representative (REDACTED) score of (REDACTED).	For (REDACTED)(REDACTED) with (REDACTED) up to XX% minimum (REDACTED) is XXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID (REDACTED) and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive. Client elects to downgrade and waive. The (REDACTED) is the owner of The (REDACTED) (REDACTED) (REDACTED) (REDACTED) and has been for the past (REDACTED) years, according to the application. He has a (REDACTED) (REDACTED) (REDACTED) of (REDACTED) that appears to be fully supported by the data on the (REDACTED) (REDACTED) (REDACTED). The (REDACTED) contained information about a total of (REDACTED) (REDACTED) of which (REDACTED) were (REDACTED) and (REDACTED) were (REDACTED) (REDACTED). The (REDACTED) had (REDACTED) that dated back to (REDACTED). The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with (REDACTED) units and (REDACTED) years of (REDACTED). The file contained (REDACTED) in the amount of (REDACTED) (REDACTED), if utilizing (REDACTED) of the (REDACTED) due to its (REDACTED) an (REDACTED), the amount considered would be (REDACTED) divided by the (REDACTED) of (REDACTED) would result in (REDACTED)X months of (REDACTED) (REDACTED) post-closing. (REDACTED) (REDACTED). The subject transaction was presented as a (REDACTED) and (REDACTED) (REDACTED) of the subject property. The (REDACTED) amount is (REDACTED) and according to the settlement statement (REDACTED) were (REDACTED) for hazard insurance and taxes.  Unlike in a (REDACTED)(REDACTED) transaction, as a (REDACTED) transaction, the borrower already has insurance in place.  An (REDACTED) is set to collect (REDACTED) for future payment. The borrower would be paying the (REDACTED) month twice- once from (REDACTED) he has already paid and once into (REDACTED).  A portion of the (REDACTED) back at closing is a refund of that overpayment.  (REDACTED) to the borrower of (REDACTED) paid are not considered (REDACTED) out. For a (REDACTED)/(REDACTED) (REDACTED), the (REDACTED) back to borrower at closing would be limited to no more than (REDACTED). The borrower received (REDACTED), a difference of (REDACTED). One month of insurance (REDACTED) would be approximately (REDACTED). To level set, the percentage of the (REDACTED) amount, given the amount of (REDACTED) to the borrowing entity at closing would be (REDACTED) vers(REDACTED) the guideline (REDACTED), additionally (REDACTED) (REDACTED) and (REDACTED) months in (REDACTED).
																Aggregator,Owner
Reviewer Comment (2022-02-24): The subject transaction was presented as a rate and term refina(REDACTED)e of the subject property. The (REDACTED) amount is XXXX,XXX and according to the settlement statement there were escrows for hazard insura(REDACTED)e and t(REDACTED)es.  Unli(REDACTED) in a (REDACTED) transaction, as a refina(REDACTED)e transaction, the borrower already has insura(REDACTED)e in place.  An escrow is set to collect funds for future payment. The borrower would be paying the current month twice- o(REDACTED)e from funds he has already paid and o(REDACTED)e into escrow.  A portion of the Xback at closing is a refund of that overpayment.  Refunds to the borrower of funds paid are not considered X. For a rate/term refina(REDACTED)e, the Xback to borrower at closing would be (REDACTED) to no more than XX,XXX.XX. The borrower received XX,XXX.XX, a differe(REDACTED)e of XXX.XX. One month of insura(REDACTED)e escrow would be approximately XXX.XX. To level set, the percentage of the (REDACTED) amount, given the amount of Xto the borrowing X at closing would be X.XXXX% versus the guideline X%, additionally DSCR X.XX and XXX months in (REDACTED). Client elects to downgrade and waive.

Buyer Comment (2022-02-23): Approved. Additionally, DSCR is X.XX and XXX months of (REDACTED)

Reviewer Comment (2022-02-17): Client to review and approve.

Seller Comment (2022-02-17): The subject transaction was presented as a rate and term refina(REDACTED)e of the subject property. The (REDACTED) amount is XXXX,XXX and according to the settlement statement there were escrows for hazard insura(REDACTED)e and t(REDACTED)es.  Unli(REDACTED) in a (REDACTED) transaction, as a refina(REDACTED)e transaction, the borrower already has insura(REDACTED)e in place.  An escrow is set to collect funds for future payment. The borrower would be paying the current month twice- o(REDACTED)e from funds he has already paid and o(REDACTED)e into escrow.  A portion of the Xback at closing is a refund of that overpayment.  Refunds to the borrower of funds paid are not considered X. For a rate/term refina(REDACTED)e, the Xback to borrower at closing would be (REDACTED) to no more than XX,XXX.XX. The borrower received XX,XXX.XX, a differe(REDACTED)e of XXX.XX. One month of insura(REDACTED)e escrow would be approximately XXX.XX. To level set, the percentage of the (REDACTED) amount, given the amount of Xto the borrowing X at closing would be X.XXXX% versus the guideline X%.  Please remove this exception.

Reviewer Comment (2022-02-17): XX/XX/XXXX Per guidelines: X Refina(REDACTED)e: In the event the borrower is refina(REDACTED)ing existing debt on the subject property and is receiving net proceeds (excluding (REDACTED) party expenses reflected on the HUD at the closing of the (REDACTED)) that exceeds X% of the ori(REDACTED)l (REDACTED) amount given at the time of the (REDACTED) of the subject property, the (REDACTED) is considered to be X. M(REDACTED) X is XX,XXX.XX for a rate and term refina(REDACTED)e. (REDACTED) is considered X. Exception remains.

Seller Comment (2022-02-17): The subject transaction was presented as a rate and term refina(REDACTED)e of the subject property. The (REDACTED) amount is XXXX,XXX and according to the settlement statement there were escrows for hazard insura(REDACTED)e and t(REDACTED)es.  Unli(REDACTED) in a (REDACTED) transaction, as a refina(REDACTED)e transaction, the borrower already has insura(REDACTED)e in place.  An escrow is set to collect funds for future payment. The borrower would be paying the current month twice- o(REDACTED)e from funds he has already paid and o(REDACTED)e into escrow.  A portion of the Xback at closing is a refund of that overpayment.  Refunds to the borrower of funds paid are not considered X. For a rate/term refina(REDACTED)e, the Xback to borrower at closing would be (REDACTED) to no more than XX,XXX.XX. The borrower received XX,XXX.XX, a differe(REDACTED)e of XXX.XX. One month of insura(REDACTED)e escrow would be approximately XXX.XX. To level set, the percentage of the (REDACTED) amount, given the amount of Xto the borrowing X at closing would be X.XXXX%. Please remove this exception.

Seller Comment (2022-02-01): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216318317	(Redacted)			23690949			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing Executed (REDACTED) as required per guidelines	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID (REDACTED) and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive. Client elects to downgrade and waive. The (REDACTED) is the owner of The (REDACTED) (REDACTED) (REDACTED) (REDACTED) and has been for the past (REDACTED) years, according to the application. He has a (REDACTED) (REDACTED) (REDACTED) of (REDACTED) that appears to be fully supported by the data on the (REDACTED) (REDACTED) (REDACTED). The (REDACTED) contained information about a total of (REDACTED) (REDACTED) of which (REDACTED) were (REDACTED) and (REDACTED) were (REDACTED) (REDACTED). The (REDACTED) had (REDACTED) that dated back to (REDACTED). The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with (REDACTED) units and (REDACTED) years of (REDACTED). The file contained (REDACTED) in the amount of (REDACTED) (REDACTED), if utilizing (REDACTED) of the (REDACTED) due to its (REDACTED) an (REDACTED), the amount considered would be (REDACTED) divided by the (REDACTED) of (REDACTED) would result in (REDACTED)X months of (REDACTED) (REDACTED) post-closing. (REDACTED) (REDACTED). The subject transaction was presented as a (REDACTED) and (REDACTED) (REDACTED) of the subject property. The (REDACTED) amount is (REDACTED) and according to the settlement statement (REDACTED) were (REDACTED) for hazard insurance and taxes.  Unlike in a (REDACTED)(REDACTED) transaction, as a (REDACTED) transaction, the borrower already has insurance in place.  An (REDACTED) is set to collect (REDACTED) for future payment. The borrower would be paying the (REDACTED) month twice- once from (REDACTED) he has already paid and once into (REDACTED).  A portion of the (REDACTED) back at closing is a refund of that overpayment.  (REDACTED) to the borrower of (REDACTED) paid are not considered (REDACTED) out. For a (REDACTED)/(REDACTED) (REDACTED), the (REDACTED) back to borrower at closing would be limited to no more than (REDACTED). The borrower received (REDACTED), a difference of (REDACTED). One month of insurance (REDACTED) would be approximately (REDACTED). To level set, the percentage of the (REDACTED) amount, given the amount of (REDACTED) to the borrowing entity at closing would be (REDACTED) vers(REDACTED) the guideline (REDACTED), additionally (REDACTED) (REDACTED) and (REDACTED) months in (REDACTED).
																Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-21): (REDACTED) has conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item. Reviewer Comment (2021-11-30): (REDACTED).GOV not same as WX required by guidelines			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216318317	(Redacted)			24797175			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Calculated (REDACTED) Cost (REDACTED) of X.XXXXX exceeds the maximum allowed per guidelines. Guidelines (REDACTED) to Cost (REDACTED) X.XX. Missing prior closing costs. Documented cost of improvements, used information from the application.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID (REDACTED) and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive. Client elects to downgrade and waive. The (REDACTED) is the owner of The (REDACTED) (REDACTED) (REDACTED) (REDACTED) and has been for the past (REDACTED) years, according to the application. He has a (REDACTED) (REDACTED) (REDACTED) of (REDACTED) that appears to be fully supported by the data on the (REDACTED) (REDACTED) (REDACTED). The (REDACTED) contained information about a total of (REDACTED) (REDACTED) of which (REDACTED) were (REDACTED) and (REDACTED) were (REDACTED) (REDACTED). The (REDACTED) had (REDACTED) that dated back to (REDACTED). The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with (REDACTED) units and (REDACTED) years of (REDACTED). The file contained (REDACTED) in the amount of (REDACTED) (REDACTED), if utilizing (REDACTED) of the (REDACTED) due to its (REDACTED) an (REDACTED), the amount considered would be (REDACTED) divided by the (REDACTED) of (REDACTED) would result in (REDACTED)X months of (REDACTED) (REDACTED) post-closing. (REDACTED) (REDACTED). The subject transaction was presented as a (REDACTED) and (REDACTED) (REDACTED) of the subject property. The (REDACTED) amount is (REDACTED) and according to the settlement statement (REDACTED) were (REDACTED) for hazard insurance and taxes.  Unlike in a (REDACTED)(REDACTED) transaction, as a (REDACTED) transaction, the borrower already has insurance in place.  An (REDACTED) is set to collect (REDACTED) for future payment. The borrower would be paying the (REDACTED) month twice- once from (REDACTED) he has already paid and once into (REDACTED).  A portion of the (REDACTED) back at closing is a refund of that overpayment.  (REDACTED) to the borrower of (REDACTED) paid are not considered (REDACTED) out. For a (REDACTED)/(REDACTED) (REDACTED), the (REDACTED) back to borrower at closing would be limited to no more than (REDACTED). The borrower received (REDACTED), a difference of (REDACTED). One month of insurance (REDACTED) would be approximately (REDACTED). To level set, the percentage of the (REDACTED) amount, given the amount of (REDACTED) to the borrowing entity at closing would be (REDACTED) vers(REDACTED) the guideline (REDACTED), additionally (REDACTED) (REDACTED) and (REDACTED) months in (REDACTED).
																Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED) is the (REDACTED) of The (REDACTED) (REDACTED) and has been for the past XX years, according to the appli(REDACTED)tion. He has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears to be fully supported by the data on the (REDACTED) bureau report. The report contained information about a total of XX Xs of which X were Xs and X were (REDACTED) (REDACTED)s. The (REDACTED) had (REDACTED) that dated back to XX/XXXX. The subject property will be (REDACTED)aged by a (REDACTED) firm with X,XXX units and XX years of (REDACTED). The file contained assets in the amount of XXXX,XXX.XX ((REDACTED)), if utilizing XX% of the X due to its (REDACTED)g an (REDACTED), the amount considered would be XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX would result in XXX.XX months of (REDACTED) (REDACTED) post-closing. XX X. Client elects to downgrade and waive.

Reviewer Comment (2022-02-17): Client to review and approve.

Seller Comment (2022-02-17): The exception required for the (REDACTED) is to allow a X.XXXXX X when the m(REDACTED)imum for the transaction would be .XX. The overall merits of the file ma(REDACTED) the exception presented reasonable.  The (REDACTED) is the (REDACTED) of The (REDACTED) (REDACTED) and has been for the past XX years, according to the appli(REDACTED)tion. He has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears to be fully supported by the data on the (REDACTED) bureau report. The report contained information about a total of XX Xs of which X were Xs and X were (REDACTED) (REDACTED)s. The (REDACTED) had (REDACTED) that dated back to XX/XXXX. The subject property will be (REDACTED)aged by a (REDACTED) firm with X,XXX units and XX years of (REDACTED). The file contained assets in the amount of XXXX,XXX.XX ((REDACTED)), if utilizing XX% of the X due to its (REDACTED)g an (REDACTED), the amount considered would be XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX would result in XXX.XX months of (REDACTED) (REDACTED) post-closing.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216318318	(Redacted)			23689829			Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided						Reviewer Comment (2022-01-20): Exception cleared Seller Comment (2022-01-17): Not required by guidelines	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318318	(Redacted)			23690079			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided						Reviewer Comment (2022-01-20): Exception cleared Seller Comment (2022-01-17): Business Purpose (REDACTED) Aff(REDACTED)vit uploaded to file.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318318	(Redacted)			23759435			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The (REDACTED) for the borrowing (REDACTED) is missing.	The qualifying DSCR on the loan is greater than the guideline minimum.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is fully supported by a total of XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XX with XXX successful (REDACTED) (REDACTED) made, according to the (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) and the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with X units and over XX years (REDACTED). The (REDACTED) also works for a (REDACTED) (REDACTED) with X years in (REDACTED) (REDACTED) role and X years in the (REDACTED). XX (REDACTED), (REDACTED) X.XX. Also has (REDACTED) out amount of XXX,XXX.XX, which is allowed for (REDACTED) (REDACTED)(REDACTED) per guidelines. (REDACTED)ing these result in a (REDACTED) amount of XXX.XX months. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) that consists of XX total (REDACTED) of which XX are (REDACTED), X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflected XXX (REDACTED) (REDACTED) successful (REDACTED) made. The (REDACTED) on the subject transaction is X.XX. (REDACTED) (REDACTED). Client elects to downgrade and waive.
																Owner,Aggregator
Reviewer Comment (2022-02-16): Client accepts state document with (REDACTED) in lieu of WX

Seller Comment (2022-02-16): see comment XX:XXAM

Seller Comment (2022-02-16): Situa (REDACTED) the Client (REDACTED)(REDACTED) Wood already responded on this item - see Clarity Comment X/XX/XXXX "From (REDACTED) via email on X/XX/XX: There is no (REDACTED) (REDACTED) confirmation in file; the document provide is from the (REDACTED) and does show the (REDACTED) (I confirmed that the terms "(REDACTED) and (REDACTED) both refer to the same (REDACTED))"

Reviewer Comment (2022-02-14): Email to client on XX/XX/XXXX @XX:XXam, (REDACTED) needs to decide if they are OK with the (REDACTED) in "yellow" wher(REDACTED) we (REDACTED) confirmation of the (REDACTED) from the (REDACTED)  website ", please approve if it's ok to use in lieu of (REDACTED) doc and we will downgrade and waive.

Buyer Comment (2022-02-14): From (REDACTED) via email on X/XX/XX: There is no (REDACTED) (REDACTED) confirmation in file; the document provide is from the (REDACTED) and does show the (REDACTED) (I confirmed that the terms "(REDACTED) and (REDACTED) both refer to the same (REDACTED))

Reviewer Comment (2022-01-21): XX/XX/XXXX Reviewed exception to at request to waive. Need (REDACTED) printout for (REDACTED). Only (REDACTED) evide(REDACTED)e in file is from the state license documentation. Provide (REDACTED) verifi(REDACTED)tion through (REDACTED). Exception remains.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318318	(Redacted)			23759450			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		The (REDACTED) for the borrowing (REDACTED) and (REDACTED)	The qualifying DSCR on the loan is greater than the guideline minimum.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is fully supported by a total of XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XX with XXX successful (REDACTED) (REDACTED) made, according to the (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) and the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with X units and over XX years (REDACTED). The (REDACTED) also works for a (REDACTED) (REDACTED) with X years in (REDACTED) (REDACTED) role and X years in the (REDACTED). XX (REDACTED), (REDACTED) X.XX. Also has (REDACTED) out amount of XXX,XXX.XX, which is allowed for (REDACTED) (REDACTED)(REDACTED) per guidelines. (REDACTED)ing these result in a (REDACTED) amount of XXX.XX months. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) that consists of XX total (REDACTED) of which XX are (REDACTED), X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflected XXX (REDACTED) (REDACTED) successful (REDACTED) made. The (REDACTED) on the subject transaction is X.XX. (REDACTED) (REDACTED). Client elects to downgrade and waive.
																Owner,Aggregator
Reviewer Comment (2022-02-02): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.

Reviewer Comment (2022-02-01): Received (REDACTED) for the Business X not for the (REDACTED), please provide for the (REDACTED) he(REDACTED)e exception remains.

Seller Comment (2022-01-28): Detailed (REDACTED) for borrowing X provided.

Reviewer Comment (2022-01-20): Provide (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") . with the actual names listed. Exception Remains.

Seller Comment (2022-01-17): (REDACTED) check is part of Background check already in file.

Reviewer Comment (2021-11-30): (REDACTED) provided for borrower as part of fraud report, (REDACTED)ssing for borrowing X
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318318	(Redacted)			23759472			Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		The track record sheet in file (REDACTED) the (REDACTED) has no (REDACTED) (REDACTED) (REDACTED) and a (REDACTED) party (REDACTED) (REDACTED) (REDACTED) is not evident in file.				Reviewer Comment (2021-11-30): Background check confirms borrower is a RE agent si(REDACTED)e XXXX	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318318	(Redacted)			23759580			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage of XXXX,XXX does not meet the (REDACTED) amount of (REDACTED)
Reviewer Comment (2022-03-09): Replacement Cost Value (RCV) coverage, your policy will pay the cost to repair or replace your damaged property without deducting for depreciation, and policy reads RCV. Exception cleared.

Seller Comment (2022-03-08): Apologies if I was u(REDACTED)lear, what I meant was that IF the acro(REDACTED)m RCV is within the coverage information, it means that the property/dwelling would be covered at replacement cost value. Each agent who provides a binder would (REDACTED) access to information regarding replacement cost, which we would not. My historic understanding is that if the replacement cost language and/or the RCV acro(REDACTED)m are i(REDACTED)luded in the binder, those requirements (REDACTED) been researched and decisions made to provide replacement cost coverage. In that (REDACTED)se, the amount listed (REDACTED) or (REDACTED) not i(REDACTED)lude that replacement cost consideration but that the coverage would be sufficient.. Also, there is no request to see the replacement cost information, only that we recognize that the coverage is for replacement cost.

Seller Comment (2022-03-08): Apologies if I was u(REDACTED)lear, what I meant was that IF the acro(REDACTED)m RCV is within the coverage information, it means that the property/dwelling would be covered at replacement cost value. Each agent who provides a binder would (REDACTED) access to information regarding replacement cost, which we would not. My historic understanding is that if the replacement cost language and/or the RCV acro(REDACTED)m are i(REDACTED)luded in the binder, those requirements (REDACTED) been researched and decisions made to provide replacement cost coverage. In that (REDACTED)se, the amount listed (REDACTED) or (REDACTED) not i(REDACTED)lude that replacement cost consideration but that the coverage would be sufficient.

Reviewer Comment (2022-02-23): Client to review and approve-  Solicitation of Replacement Cost Estimators and Other Proprietary Information

pp. XX-XX, §XXX.XXXX, F.S.

Prohibits a person (or X) from requiring an insura(REDACTED)e agent or age(REDACTED)y to provide the replacement cost estimator (RCE) or other proprietary underwriting information of an insurer as a condition precedent to or subsequent to lending money or extension of
(REDACTED) secured by real property. The bill also prohibits an insura(REDACTED)e agent or age(REDACTED)y from providing such information.

This language was a priority of (REDACTED) to help (REDACTED)nate unreasonable de(REDACTED)ds made by lenders for agents to provide them with proprietary RCEs. And for those lenders that are not governed by this new statutory language (such as federally c(REDACTED)ered (REDACTED)s), the language also ma(REDACTED)s it clear that agents are not per(REDACTED)tted to release or provide such information to lenders.

Effective date: (REDACTED) X, XXXX, except as otherwise expressly provided
Chapter No. XXXX-XXX, LOF.

Seller Comment (2022-02-21): There is a c(REDACTED) that is utilized by all insura(REDACTED)e age(REDACTED)ies and if there is verbiage that indi(REDACTED)tes the replacement cost value (RCV) then that is sufficient. Please es(REDACTED)late to your (REDACTED), this is not an exception. Thank you.

Reviewer Comment (2022-02-15): What is considered basic RCV, (REDACTED) agent explain. Exception remains.

Seller Comment (2022-02-15): The RCV is difficult to see on the form, sorry about that, if you look on the second page on the dwelling coverage line, you will see the RCV embedded in that line of description. The RCV is replacement cost value. Please remove the exception. Thank you so much. (REDACTED)

Reviewer Comment (2022-02-11): The Dec Page provided does not reflect that there is Replacement coverage as per the comment.  Please provide the insura(REDACTED)e Dec page that reflect the Replacement coverage.  Exception Remains.

Seller Comment (2022-02-10): Please rereview this exception; the policy provided i(REDACTED)ludes "RCV" (Replacement Cost Value) coverage and would meet the (REDACTED) requirements.

Reviewer Comment (2022-02-09): HOI provided reflects the same insured amount of XXXXK.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318318	(Redacted)			24746259			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per the appraisal.	The qualifying DSCR on the loan is greater than the guideline minimum.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is fully supported by a total of XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XX with XXX successful (REDACTED) (REDACTED) made, according to the (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) and the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with X units and over XX years (REDACTED). The (REDACTED) also works for a (REDACTED) (REDACTED) with X years in (REDACTED) (REDACTED) role and X years in the (REDACTED). XX (REDACTED), (REDACTED) X.XX. Also has (REDACTED) out amount of XXX,XXX.XX, which is allowed for (REDACTED) (REDACTED)(REDACTED) per guidelines. (REDACTED)ing these result in a (REDACTED) amount of XXX.XX months. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) that consists of XX total (REDACTED) of which XX are (REDACTED), X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflected XXX (REDACTED) (REDACTED) successful (REDACTED) made. The (REDACTED) on the subject transaction is X.XX. (REDACTED) (REDACTED). Client elects to downgrade and waive.
																Owner,Aggregator
Reviewer Comment (2022-03-09): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) report that consists of XX total Xs of which XX are X, X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflected XXX X related successful payments made. The DSCR on the subject transaction is X.XX. (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-08): The exception presented by the Lender is to allow the X as (REDACTED)lculated at .XXXXX. It is evident by the appraisal comments that the home has been remodeled. The comments reflect that the (REDACTED)chen was remodeled in less than one year as were the bathrooms. The subject has a new (REDACTED)chen and new bathrooms, according to the comments from the appraiser. It also states that the subject was remodeled within the last year. The subject is deemed in (REDACTED) condition. The appli(REDACTED)tion in the (REDACTED) file shows that the borrower acquired the property for XXXX,XXX but the appraisal states XXXX,XXX. So, using the XXXX,XXX from the appraisal and the XXXX, XXX in improvements listed on the appli(REDACTED)tion for a total acquisition of XXXX,XXX. The note amount is XXXX,XXX divided by the XXXX,XXX would result in a reasonable (REDACTED)lculation of X at .XXXX which exceeds the guideline requirement of .XXXX. However, consideration of an exception to allow the X as su(REDACTED)tted appears reasonable based on the overall merits of the transaction. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) report that consists of XX total Xs of which XX are X, X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflected XXX X related successful payments made. The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-02-14): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318318	(Redacted)			24746289			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	(REDACTED) (REDACTED) provided are in the name of an (REDACTED) which is not the (REDACTED) and does not (REDACTED) (REDACTED) in the borrowing (REDACTED). Provide documentation the (REDACTED) has full access to these funds. Without (REDACTED), only documented (REDACTED) would be from(REDACTED). Missing for X months of (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is fully supported by a total of XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XX with XXX successful (REDACTED) (REDACTED) made, according to the (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) and the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with X units and over XX years (REDACTED). The (REDACTED) also works for a (REDACTED) (REDACTED) with X years in (REDACTED) (REDACTED) role and X years in the (REDACTED). XX (REDACTED), (REDACTED) X.XX. Also has (REDACTED) out amount of XXX,XXX.XX, which is allowed for (REDACTED) (REDACTED)(REDACTED) per guidelines. (REDACTED)ing these result in a (REDACTED) amount of XXX.XX months. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) that consists of XX total (REDACTED) of which XX are (REDACTED), X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflected XXX (REDACTED) (REDACTED) successful (REDACTED) made. The (REDACTED) on the subject transaction is X.XX. (REDACTED) (REDACTED). Client elects to downgrade and waive.
																Owner,Aggregator
Reviewer Comment (2022-02-24): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is fully supported by a total of XX Xs of which X are Xs and X are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XX with XXX successful X payments made, according to the report. The (REDACTED) has a Bro(REDACTED)r license and the subject property will be (REDACTED)aged by a (REDACTED) firm with X units and over XX years (REDACTED). The (REDACTED) also works for a (REDACTED) (REDACTED)a(REDACTED) with X years in his current role and X years in the (REDACTED). XX X, DSCR X.XX. Also has X amount of XXX,XXX.XX, which is allowed for reserve (REDACTED)lculations per guidelines. Using these result in a reserve amount of XXX.XX months. Client elects to downgrade and waive.

Reviewer Comment (2022-02-16): Client to approve waive

Seller Comment (2022-02-16): We believe it reasonable that an exception was granted on this (REDACTED) as follows: The exception is that there are insufficient (REDACTED) on the transaction. The transaction requires X months (REDACTED) (REDACTED) and there were no funds remaining after closing to utilize for (REDACTED). However, an exception could be considered based on the overall merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is fully supported by a total of XX Xs of which X are Xs and X are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XX with XXX successful X payments made, according to the report. The (REDACTED) has a Bro(REDACTED)r license and the subject property will be (REDACTED)aged by a (REDACTED) firm with X units and over XX years (REDACTED). The (REDACTED) also works for a (REDACTED) (REDACTED)a(REDACTED) with X years in his current role and X years in the (REDACTED). Finally, the XX.XX X, DSCR X.XX.

Seller Comment (2022-02-16): The exception for (REDACTED) (REDACTED) is reasonable when taking into consideration the following: The transaction requires X months of (REDACTED) in (REDACTED) or XXX,XXX.XX. There are asset statements in the (REDACTED) file from an X other than the borrowing X with a bala(REDACTED)e of XXX,XXX.XX. However, given that the (REDACTED)ship of the X is an X other than our borrowing X, the funds (REDACTED)nnot be considered. The (REDACTED) had a (REDACTED) (REDACTED) (REDACTED) of XXX and i(REDACTED)luded a total of XX Xs of which XX were X and X were (REDACTED) Xs. There were a total of XXX X related successful payments made according to the report. The (REDACTED) had (REDACTED) dating back to XX/XXXX and had been (REDACTED) for X years at the time of appli(REDACTED)tion and had XX years in his (REDACTED). For these reasons, it is reasonable to consider the transaction without additional funds documentation.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216318319	(Redacted)			23672922			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2021-11-30): Received	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216318319	(Redacted)			23676916			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.			The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX. (REDACTED) is XXX vs XXX.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Client elects to waive using The subject property will be (REDACTED)aged by a (REDACTED) firm that currently (REDACTED)ages X,XXX units and has X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the XX Xs listed on the (REDACTED) report. The (REDACTED) report contained X X related Xs, XX Xs and has (REDACTED) dating back to XX/XXXX. There were XXX X related payments shown on the report, all paid satisfactory. DSCR of X.XX

Reviewer Comment (2022-03-02): per client comment - The subject property will be (REDACTED)aged by a (REDACTED) firm that currently (REDACTED)ages X,XXX units and has X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the XX Xs listed on the (REDACTED) report. The (REDACTED) report contained X X related Xs, XX Xs and has (REDACTED) dating back to XX/XXXX. There were XXX X related payments shown on the report, all paid satisfactory. DSCR of X.XX

Seller Comment (2022-03-01): The (REDACTED) months of (REDACTED) statements provided show transfers among the various Xs shown on the printout.   As only authorized persons (REDACTED)n access the online X histories and ma(REDACTED) transfers between Xs, and the the (REDACTED) statements provided clearly show transfers among these X.  It is reasonably documented that the XXX, XXX shown on the online update are funds belonging to the (REDACTED).   These fund are sufficient to cover the XXX,XXX.XX required at closing. The asset documentation  also ad(REDACTED)esses the EMD.  Per the Auction (REDACTED) and Sale Agreement dated X/XX/XXXX the initial deposit of XX% is required to be paid within one business day of the auction.   The (REDACTED) statements on X XXXX show a transfer on X/XX/XXXX of this exact amount to X XXXX.  The HUD X shows that this same amount was held as a deposit on the (REDACTED) of the property.  EMD is reasonably verified. The borrower will (REDACTED) XXX,XXX.XX in (REDACTED) after closing equal to X.X months.  There are sufficient (REDACTED)(REDACTED) factors to offset the X.X months deficie(REDACTED)y in (REDACTED).  The (REDACTED)(REDACTED) factors for the file support consideration of an exception: The subject property will be (REDACTED)aged by a (REDACTED) firm that currently (REDACTED)ages X,XXX units and has X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the XX Xs listed on the (REDACTED) report. The (REDACTED) report contained X X related Xs, XX Xs and has (REDACTED) dating back to XX/XXXX. There were XXX X related payments shown on the report, all paid satisfactory. The file contained assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XXX months (REDACTED) (REDACTED) post-closing.

Seller Comment (2022-02-17): The borrower will (REDACTED) XXX,XXX.XX in (REDACTED) after closing equal to X.X months.  There are sufficient (REDACTED)(REDACTED) factors to offset the X.X months deficie(REDACTED)y in (REDACTED).   Borrower has a (REDACTED) (REDACTED) of XXX.    The subject property appraised at XXXX,XXX, XX.X% above the (REDACTED) price.  The property will be (REDACTED)aged by a Xrd party (REDACTED)agement firm.  DSCR based on XX% of mar(REDACTED)t rents is X.XX%

Reviewer Comment (2022-02-09): Exception cleared by (REDACTED)sta(REDACTED). here is some type of X bala(REDACTED)e ledger from (REDACTED) listing a total available bala(REDACTED)e of XXX,XXX.XX, which i(REDACTED)ludes XXX,XXX.XX from the (REDACTED) X ending XXXX which is verified in file.  The bala(REDACTED)e ledger statement does not provide the X (REDACTED)s, dates or a(REDACTED) other required information.

Reviewer Comment (2022-01-21): Exception cleared.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216318319	(Redacted)			23680417			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the borrowing (REDACTED).	Borrower's Experience/Track Record	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Owner,Aggregator
Reviewer Comment (2022-02-02): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.

Reviewer Comment (2022-02-01): Received (REDACTED) for business X on X/XX/XXXX however, per lender guideline (REDACTED) check - No more than XX days from the note date. So, the document provided is not acceptable. Please provide the (REDACTED) document which fa(REDACTED) within the lender guideline he(REDACTED)e Exception remains.

Seller Comment (2022-01-28): Detailed (REDACTED) provided.

Reviewer Comment (2022-01-21): (REDACTED) requires an (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed for borrowing X. Exception remains.

Seller Comment (2022-01-20): (REDACTED) guidelines do not specifi(REDACTED)lly require a separate background check on the borrowing X.  In this (REDACTED)se, the X is listed as a business of the borrower on the individual background check.  All persons and businesses associated with the (REDACTED) are clear   (with the exception of (REDACTED), (REDACTED) an associate with no known connection to the Borrowing X).  There are no guideline violations, please clear this exception.

Reviewer Comment (2021-11-30): (REDACTED) provided for borrower as part of fraud report, (REDACTED)ssing for borrowing X
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216318319	(Redacted)			23689399			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	(REDACTED) is some type of (REDACTED) balance ledger from (REDACTED) listing a total available balance of XXX,XXX.XX, which (REDACTED)s XXX,XXX.XX from the (REDACTED) (REDACTED) ending XXXX which is verified in file. The balance ledger (REDACTED) does not provide the (REDACTED) (REDACTED), dates or any (REDACTED) required information.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX. (REDACTED) is XXX vs XXX.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Client elects to waive using The subject property will be (REDACTED)aged by a (REDACTED) firm that currently (REDACTED)ages X,XXX units and has X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the XX Xs listed on the (REDACTED) report. The (REDACTED) report contained X X related Xs, XX Xs and has (REDACTED) dating back to XX/XXXX. There were XXX X related payments shown on the report, all paid satisfactory. DSCR of X.XX

Reviewer Comment (2022-03-02): Per client comment - The subject property will be (REDACTED)aged by a (REDACTED) firm that currently (REDACTED)ages X,XXX units and has X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the XX Xs listed on the (REDACTED) report. The (REDACTED) report contained X X related Xs, XX Xs and has (REDACTED) dating back to XX/XXXX. There were XXX X related payments shown on the report, all paid satisfactory. DSCR of X.XX

Seller Comment (2022-02-17): There is reasonable proof in the (REDACTED) file that the Xs on the (REDACTED) electronic print out are the borrower's funds.  As noted by (REDACTED), the print out i(REDACTED)ludes X #XXXX, verified to belong to the (REDACTED).    The (REDACTED) months of (REDACTED) statements provided show transfers among the various Xs shown on the printout.   As only authorized persons (REDACTED)n access the online X histories and ma(REDACTED) transfers between Xs, and the the (REDACTED) statements provided clearly show transfers among these X.  It is reasonably documented that the XXX, XXX shown on the online update are funds belonging to the (REDACTED).   These fund are sufficient to cover the XXX,XXX.XX required at closing.         The asset documentation  also ad(REDACTED)esses the EMD.  Per the Auction (REDACTED) and Sale Agreement dated X/XX/XXXX the initial deposit of XX% is required to be paid within one business day of the auction.   The (REDACTED) statements on X XXXX show a transfer on X/XX/XXXX of this exact amount to X XXXX.  The HUD X shows that this same amount was held as a deposit on the (REDACTED) of the property.  EMD is reasonably verified. The borrower will (REDACTED) XXX,XXX.XX in (REDACTED) after closing equal to X.X months.  There are sufficient (REDACTED)(REDACTED) factors to offset the X.X months deficie(REDACTED)y in (REDACTED).   Borrower has a (REDACTED) (REDACTED) of XXX.    The subject property appraised at XXXX,XXX, XX.X% above the (REDACTED) price.  The property will be (REDACTED)aged by a Xrd party (REDACTED)agement firm.  DSCR based on XX% of mar(REDACTED)t rents isX.XX% The reason for the es(REDACTED)lation to Buyer is be(REDACTED)use the documents need to be used to deter(REDACTED)ne ti(REDACTED)ng reasonability
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216318319	(Redacted)			23752959			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) for the borrowing (REDACTED) is missing.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-20): (REDACTED) has conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item. Reviewer Comment (2021-11-30): (REDACTED).GOV is not same as required WX per guidelines			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364754	(Redacted)	(Redacted)		23766199			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) is missing for the borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). The borrower (REDACTED)(REDACTED) the property as a foreclosure (REDACTED) for XXXX,XXX.  The subject (REDACTED) closed in X/XXXX.   Based (REDACTED) on the (REDACTED)(REDACTED) price, the (REDACTED) is X.XXX   Although (REDACTED) is no documentation of major  improvements in the intervening XX months, foreclosures generally are sold below market and require. at a minimum, cleanup and  normal cosmetic updates  to put the property into (REDACTED)able condition.   (REDACTED) is no existing lien on the property, so the borrower is recouping (REDACTED) (REDACTED) to (REDACTED)(REDACTED) (REDACTED) XXX,XXX,XX. (REDACTED) (REDACTED) is XXX, (REDACTED) is X.X, XX months of (REDACTED) (REDACTED), (REDACTED) is XX.. Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364754	(Redacted)	(Redacted)		23790689			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.

Reviewer Comment (2022-02-01): Received (REDACTED) for business X on X/XX/XXXX however, per lender guideline (REDACTED) check - No more than XX days from the note date. So, the document provided is not acceptable. Please provide the (REDACTED) document which fa(REDACTED) within the lender guideline he(REDACTED)e Exception remains.

Seller Comment (2022-01-28): Detailed (REDACTED) for borrowing X provided.

Reviewer Comment (2022-01-21): (REDACTED) requires an (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed for borrowing X. Exception remains.

Seller Comment (2022-01-20): Background/(REDACTED) check only required on borrowing X if an individual.  Background check for (REDACTED) with (REDACTED) i(REDACTED)luded already in file.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364754	(Redacted)	(Redacted)		24746351			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Calculated (REDACTED) Cost (REDACTED) of X.XXXXX exceeds the maximum allowed per guidelines. Guidelines (REDACTED) to Cost (REDACTED) X.XX. Missing prior closing costs and documented cost of improvements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). The borrower (REDACTED)(REDACTED) the property as a foreclosure (REDACTED) for XXXX,XXX.  The subject (REDACTED) closed in X/XXXX.   Based (REDACTED) on the (REDACTED)(REDACTED) price, the (REDACTED) is X.XXX   Although (REDACTED) is no documentation of major  improvements in the intervening XX months, foreclosures generally are sold below market and require. at a minimum, cleanup and  normal cosmetic updates  to put the property into (REDACTED)able condition.   (REDACTED) is no existing lien on the property, so the borrower is recouping (REDACTED) (REDACTED) to (REDACTED)(REDACTED) (REDACTED) XXX,XXX,XX. (REDACTED) (REDACTED) is XXX, (REDACTED) is X.X, XX months of (REDACTED) (REDACTED), (REDACTED) is XX.. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-02-24): The borrower (REDACTED) the property as a foreclosure on X/XX/XXXX for XXXX,XXX.  The subject (REDACTED) closed in X/XXXX.   Based (REDACTED)ly on the (REDACTED) price, the X is X.XXX   Although there is no documentation of major  improvements in the intervening XX months, foreclosures generally are sold below mar(REDACTED)t and require. at a (REDACTED)nimum, cleanup and  normal cosmetic updates  to put the property into rentable condition.   There is no existing lien on the property, so the borrower is recouping Xused to (REDACTED) plus XXX,XXX,XX. (REDACTED) (REDACTED) is XXX, DSCR is X.X, XX months of (REDACTED) (REDACTED), X is XX.. Client elects to downgrade and waive.

Seller Comment (2022-02-17): Exception to waive X is supported.   The borrower (REDACTED) the property as a foreclosure on X/XX/XXXX for XXXX,XXX.  The subject (REDACTED) closed in X/XXXX.   Based (REDACTED)ly on the (REDACTED) price, the X is X.XXX   Although there is no documentation of major  improvements in the intervening XX months, foreclosures generally are sold below mar(REDACTED)t and require. at a (REDACTED)nimum, cleanup and  normal cosmetic updates  to put the property into rentable condition.   There is no existing lien on the property, so the borrower is recouping Xused to (REDACTED) plus XXX,XXX,XX(REDACTED) (REDACTED) is XXX, DSCR is X.X, XX months of (REDACTED) (REDACTED),
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364755	(Redacted)			23769046			Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Error: Valuation report date was not provided.	-	The date of signature and report was not provided in the XXXX.
Reviewer Comment (2022-02-11): Exception cleared.

Reviewer Comment (2022-02-02): Page X of the appraisal, the "Date of Signature and Report is blank, client review and approve.

Seller Comment (2022-02-01): The report date is lo(REDACTED)ted on page one, three, and seven of the seven page report. The signature on a XXXX is only lo(REDACTED)ted at the end of the report. Please remove this exception or es(REDACTED)late to (REDACTED)agement.

Reviewer Comment (2022-01-20): Reviewed trailing docs, still (REDACTED)ssing report date on the appraisal. Exception remains.

Seller Comment (2022-01-17): The appraisal report, with dates, has been uploaded for your review and consideration. I believe this clears the exception and if you agree, please remove. Thank you.
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364755	(Redacted)			23773028			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Documented qualifying (REDACTED) for Closing of XXX,XXX.XX is less than Cash From (REDACTED) XXX,XXX.XX.				Reviewer Comment (2022-01-20): Exception cleared	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364755	(Redacted)			23773095			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Calculated (REDACTED) months (REDACTED) of X.XX is less than Guideline (REDACTED) months (REDACTED) of X.XX.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is dated after Note date, client elects to downgrade and waive. We have (REDACTED) letter in file doc ID XXXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Client elects to waive using (REDACTED)(REDACTED) factors.

Reviewer Comment (2022-03-02): Per client comment - The (REDACTED) had a (REDACTED) (REDACTED) (REDACTED) of XXX that was fully supported by the data on the (REDACTED) bureau report. The bureau contained information on a total of XX Xs listed of which X were Xs, X were (REDACTED) (REDACTED)s and X were X. The (REDACTED) had (REDACTED) that dated back to XX/XXXX and there were XXX successful X payments shown on the report. In addition to his X related business, the (REDACTED) had a full time (REDACTED) as a (REDACTED) in (REDACTED) and had been in his (REDACTED) and in the (REDACTED) for XX years. The additional (REDACTED) and (REDACTED) information provides added stability to the transaction. Further, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and X years of (REDACTED). DSCR is X.XX.

Seller Comment (2022-02-17): The exception presented showed X.XX assets for (REDACTED) noted in the (REDACTED) file when X months (REDACTED) (XX,XXX.XX x X = XXX,XXX.XX) (REDACTED) are required. There were (REDACTED) Xs documented in the (REDACTED) file. A (REDACTED) (REDACTED) X with (REDACTED) statements, as required, and a bala(REDACTED)e of XXX,XXX.XX. Another X with (REDACTED) of (REDACTED)a had only one statement and had a bala(REDACTED)e of XX,XXX.XX. IF all monies were accepted, the asset total would be XXX,XXX.XX and closing required XXX,XXX.XX, a shortage of XX,XXX.XX to meet closing funds required plus the required (REDACTED). The overall merits of the file prompt consideration of an exception. The (REDACTED) had a (REDACTED) (REDACTED) (REDACTED) of XXX that was fully supported by the data on the (REDACTED) bureau report. The bureau contained information on a total of XX Xs listed of which X were Xs, X were (REDACTED) (REDACTED)s and X were X. The (REDACTED) had (REDACTED) that dated back to XX/XXXX and there were XXX successful X payments shown on the report. In addition to his X related business, the (REDACTED) had a full time (REDACTED) as a (REDACTED) in (REDACTED) and had been in his (REDACTED) and in the (REDACTED) for XX years. The additional (REDACTED) and (REDACTED) information provides added stability to the transaction. Further, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and X years of (REDACTED). The funds short, if one (REDACTED) of (REDACTED)a Statement is allowed would be XX,XXX.XX plus the required (REDACTED) of XXX,XXX.XX ((REDACTED) of XX,XXX.XX x X mos. = XXX,XXX.XX) would result in insufficient funds overall of XXX,XXX.XX. However, given the stability and overall strength of the (REDACTED) file, an exception should be considered.

Reviewer Comment (2022-02-02): O(REDACTED)e you (REDACTED) reviewed let us know.

Seller Comment (2022-02-01): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364755	(Redacted)			23821812			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Guidelines require a XX day (REDACTED) which was not provided for the (REDACTED) (REDACTED) (REDACTED) a (REDACTED). (REDACTED) for the (REDACTED) (REDACTED) (REDACTED) are accepted as the (REDACTED) was opened on (REDACTED) XXth XXXX & full (REDACTED) (REDACTED) (less than XX days) is in file.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is dated after Note date, client elects to downgrade and waive. We have (REDACTED) letter in file doc ID XXXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Client elects to waive using (REDACTED)(REDACTED) factors.

Reviewer Comment (2022-03-02): per client comment - The (REDACTED) had a (REDACTED) (REDACTED) (REDACTED) of XXX that was fully supported by the data on the (REDACTED) bureau report. The bureau contained information on a total of XX Xs listed of which X were Xs, X were (REDACTED) (REDACTED)s and X were X. The (REDACTED) had (REDACTED) that dated back to XX/XXXX and there were XXX successful X payments shown on the report. In addition to his X related business, the (REDACTED) had a full time (REDACTED) as a (REDACTED) in (REDACTED) and had been in his (REDACTED) and in the (REDACTED) for XX years. The additional (REDACTED) and (REDACTED) information provides added stability to the transaction. Further, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and X years of (REDACTED). DSCR is X.XX.

Seller Comment (2022-02-17): The exception presented showed insufficient asset documentation. There were (REDACTED) Xs documented in the (REDACTED) file. A (REDACTED) (REDACTED) X with (REDACTED) statements, as required, and a bala(REDACTED)e of XXX,XXX.XX. Another X with (REDACTED) of (REDACTED)a had only one statement and had a bala(REDACTED)e of XX,XXX.XX. IF all monies were accepted, the asset total would be XXX,XXX.XX and closing required XXX,XXX.XX, a shortage of XX,XXX.XX to meet closing funds required. An exception seems reasonable given the overall profile of the transaction. The (REDACTED) had a (REDACTED) (REDACTED) (REDACTED) of XXX that was fully supported by the data on the (REDACTED) bureau report. The bureau contained information on a total of XX Xs listed of which X were Xs, X were (REDACTED) (REDACTED)s and X were X. The (REDACTED) had (REDACTED) that dated back to XX/XXXX and there were XXX successful X payments shown on the report. In addition to his X related business, the (REDACTED) had a full time (REDACTED) as a (REDACTED) in (REDACTED) and had been in his (REDACTED) and in the (REDACTED) for XX years. The additional (REDACTED) and (REDACTED) information provides added stability to the transaction. Further, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and X years of (REDACTED). The funds short, if one (REDACTED) of (REDACTED)a Statement is allowed would be XX,XXX.XX plus the required (REDACTED) of XXX,XXX.XX ((REDACTED) of XX,XXX.XX x X mos. = XXX,XXX.XX) would result in insufficient funds overall of XXX,XXX.XX. However, given the stability and overall strength of the (REDACTED) file, an exception should be considered.

Reviewer Comment (2022-02-02): O(REDACTED)e you (REDACTED) reviewed let us know.

Seller Comment (2022-02-01): reviewed/pending additional documentation
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364755	(Redacted)			23821959			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) for the borrowing (REDACTED) is missing.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364755	(Redacted)			23822096			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Seller Comment (2022-02-01): reviewed/pending resolution

Reviewer Comment (2022-01-28): Received (REDACTED) document for Business X is more than XX days from the Note Date. As per guideline, require (REDACTED) document within XX days of Note date. Exception remains.

Seller Comment (2022-01-27): Detailed (REDACTED) search provided.

Reviewer Comment (2022-01-20): (REDACTED) requires the govt., detailed search for the borrower and (REDACTED). All (REDACTED)s in the file reflect "all". provide detailed search from (REDACTED).

Seller Comment (2022-01-17): The (REDACTED) searches and (REDACTED) background report with (REDACTED) search showing no listing (REDACTED) been uploaded for your review and consideration. Please remove this exception.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364756	(Redacted)	(Redacted)		23759800			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The (REDACTED) of Non-(REDACTED) (REDACTED) affidavit in file is not signed by the (REDACTED).
Reviewer Comment (2022-01-18): Exception cleared

Seller Comment (2022-01-18): The guidelines require the business purpose certifi(REDACTED)te of (REDACTED). The declaration of non-(REDACTED) occupa(REDACTED)y is a form to state the (REDACTED) will not occupy the property. The business purpose of (REDACTED) outlines that the property will be used only for business purposes. The declaration of non-(REDACTED) occupa(REDACTED)y is not a requirement. Please remove the exception and if necessary, es(REDACTED)late to (REDACTED)agement for further consideration.

Reviewer Comment (2022-01-18): We (REDACTED) received business purpose certifi(REDACTED)te he(REDACTED)e associated however according to exception we also need Declaration of Non-(REDACTED) Occupa(REDACTED)y signed by the (REDACTED), We (REDACTED) received Declaration of Non-(REDACTED) Occupa(REDACTED)y however it is not signed by (REDACTED)

Seller Comment (2022-01-13): The declaration of non-(REDACTED) occupa(REDACTED)y was uploaded for your review and consideration, please remove this exception item.

Seller Comment (2022-01-13): The business purpose certifi(REDACTED)te was executed by the (REDACTED) and has been uploaded for your review and consideration. Please remove this item.
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364756	(Redacted)	(Redacted)		23760459			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying (REDACTED) for Closing of (REDACTED) is less than Cash From Borrower (REDACTED).	The XX,XXX (REDACTED) was captured with (REDACTED)bility at X% as it is unsourced.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.
We have (REDACTED) letter in file doc ID XXXX.(REDACTED) is dated after Note date, client elects to downgrade and waive.

Per client - (REDACTED): XXX and the (REDACTED) (REDACTED) outlines XX (REDACTED) with X (REDACTED) and (REDACTED) dating back to XX/XX. (REDACTED) are XX months of (REDACTED) (REDACTED) payment (REDACTED) on the (REDACTED) as well. (REDACTED) (REDACTED) (REDACTED) are paid as agreed. An(REDACTED) (REDACTED) is that the property (REDACTED) (REDACTED) form outlines that the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units with X years of (REDACTED).
																Aggregator,Owner
Reviewer Comment (2022-03-02): Client elects to waive using (REDACTED): XXX and the (REDACTED) bureau outlines XX Xs with X Xs and (REDACTED) dating back to XX/XX. There are XX months of satisfactory X payment history on the report as well. There X debts are paid as agreed. Another plus is that the property (REDACTED)agement (REDACTED) form outlines that the subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED).

Seller Comment (2022-02-16): The lender made an exception to allow for the waiver of documentation for the EMD and also the use of one month of (REDACTED) statement for one of the X (REDACTED) Xs. We as(REDACTED)d that the (REDACTED)(REDACTED) go back to the lender/borrower and require the remainder of the documents but they were unable to do so. We (REDACTED) reviewed the merits of the (REDACTED) profile to see if and exception is warranted and the following are our findings:   (REDACTED): XXX and the (REDACTED) bureau outlines XX Xs with X Xs and (REDACTED) dating back to XX/XX. There are XX months of satisfactory X payment history on the report as well. There X debts are paid as agreed. Another plus is that the property (REDACTED)agement (REDACTED) form outlines that the subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). Based on this analysis the overall profile of the borrower/(REDACTED) vs the fact pattern does not look to add material additional risk.

Seller Comment (2022-01-31): reviewed/pending

Reviewer Comment (2022-01-18): Reviewed comments will wait for trailing docs.

Seller Comment (2022-01-18): reviewed assets and (REDACTED) reached out to Lender for additional asset documentation for the file.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364756	(Redacted)	(Redacted)		23761734			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) for the borrowing (REDACTED) is missing.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.
We have (REDACTED) letter in file doc ID XXXX.(REDACTED) is dated after Note date, client elects to downgrade and waive.

Per client - (REDACTED): XXX and the (REDACTED) (REDACTED) outlines XX (REDACTED) with X (REDACTED) and (REDACTED) dating back to XX/XX. (REDACTED) are XX months of (REDACTED) (REDACTED) payment (REDACTED) on the (REDACTED) as well. (REDACTED) (REDACTED) (REDACTED) are paid as agreed. An(REDACTED) (REDACTED) is that the property (REDACTED) (REDACTED) form outlines that the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units with X years of (REDACTED).
																Aggregator,Owner
Reviewer Comment (2022-01-18): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.

Seller Comment (2022-01-18): Please es(REDACTED)late this issue to (REDACTED)agement as there (REDACTED) been discussions regarding the item. The regulatory counsel states that the (REDACTED) Letter and (REDACTED) are better evide(REDACTED)e than the executed w-X. Understanding the guideline narrative, the decision was made to accept this documentation. Please review with leadership and remove the exception if possible. Thank you so much for your time. (REDACTED)

Reviewer Comment (2022-01-18): Please provide W-X for the business X

Seller Comment (2022-01-13): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364756	(Redacted)	(Redacted)		23761929			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.
We have (REDACTED) letter in file doc ID XXXX.(REDACTED) is dated after Note date, client elects to downgrade and waive.

Per client - (REDACTED): XXX and the (REDACTED) (REDACTED) outlines XX (REDACTED) with X (REDACTED) and (REDACTED) dating back to XX/XX. (REDACTED) are XX months of (REDACTED) (REDACTED) payment (REDACTED) on the (REDACTED) as well. (REDACTED) (REDACTED) (REDACTED) are paid as agreed. An(REDACTED) (REDACTED) is that the property (REDACTED) (REDACTED) form outlines that the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units with X years of (REDACTED).
																Aggregator,Owner
Reviewer Comment (2022-03-02): Client elects to waive using (REDACTED): XXX and the (REDACTED) bureau outlines XX Xs with X Xs and (REDACTED) dating back to XX/XX. There are XX months of satisfactory X payment history on the report as well. There X debts are paid as agreed. Another plus is that the property (REDACTED)agement (REDACTED) form outlines that the subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED).

Reviewer Comment (2022-03-02): Per client comment - (REDACTED): XXX and the (REDACTED) bureau outlines XX Xs with X Xs and (REDACTED) dating back to XX/XX. There are XX months of satisfactory X payment history on the report as well. There X debts are paid as agreed. Another plus is that the property (REDACTED)agement (REDACTED) form outlines that the subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED).

Seller Comment (2022-02-16): The lender made an exception to allow for the waiver of documentation for the EMD and also the use of one month of (REDACTED) statement for one of the X (REDACTED) Xs. We as(REDACTED)d that the (REDACTED)(REDACTED) go back to the lender/borrower and require the remainder of the documents but they were unable to do so. We (REDACTED) reviewed the merits of the (REDACTED) profile to see if and exception is warranted and the following are our findings:   (REDACTED): XXX and the (REDACTED) bureau outlines XX Xs with X Xs and (REDACTED) dating back to XX/XX. There are XX months of satisfactory X payment history on the report as well. There X debts are paid as agreed. Another plus is that the property (REDACTED)agement (REDACTED) form outlines that the subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). Based on this analysis the overall profile of the borrower/(REDACTED) vs the fact pattern does not look to add material additional risk.

Seller Comment (2022-01-31): reviewed/pending

Reviewer Comment (2022-01-18): Reviewed comments will wait for trailing docs.

Seller Comment (2022-01-18): Reviewed assets in the (REDACTED) file and (REDACTED) reached out to the Lender for additional asset documentation.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364756	(Redacted)	(Redacted)		23790767			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the borrowing (REDACTED).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.
We have (REDACTED) letter in file doc ID XXXX.(REDACTED) is dated after Note date, client elects to downgrade and waive.

Per client - (REDACTED): XXX and the (REDACTED) (REDACTED) outlines XX (REDACTED) with X (REDACTED) and (REDACTED) dating back to XX/XX. (REDACTED) are XX months of (REDACTED) (REDACTED) payment (REDACTED) on the (REDACTED) as well. (REDACTED) (REDACTED) (REDACTED) are paid as agreed. An(REDACTED) (REDACTED) is that the property (REDACTED) (REDACTED) form outlines that the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units with X years of (REDACTED).
																Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received (REDACTED) document for Business X. However, it is more than XX days from the Note Date. As per guideline, require (REDACTED) document within XX days of Note date. Exception remains.

Seller Comment (2022-01-27): (REDACTED) with actual borrowing X name provided.

Reviewer Comment (2022-01-18): (REDACTED) requirement. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed. Exception remains.

Seller Comment (2022-01-13): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364757	(Redacted)			23763823			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) is missing for the borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is dated after Note date. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-16): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364757	(Redacted)			23768263			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.						Reviewer Comment (2022-01-25): Exception cleared. Buyer Comment (2022-01-25): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364757	(Redacted)			23790907			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is dated after Note date. Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date. Client elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received (REDACTED) for business X on X/XX/XXXX however, per lender guideline (REDACTED) check - No more than XX days from the note date. So, the document provided is not acceptable. Please provide the (REDACTED) document which fa(REDACTED) within the lender guideline.   Exception remains.

Seller Comment (2022-01-27): Detailed (REDACTED) search provided.

Reviewer Comment (2022-01-20): (REDACTED) requires the govt., detailed search for the borrower and (REDACTED). All (REDACTED)s in the file reflect "all". provide detailed search from (REDACTED).

Seller Comment (2022-01-16): The (REDACTED) search as well as the background check i(REDACTED)luding (REDACTED) search for the (REDACTED) (REDACTED) been uploaded for your review and consideration. Please remove this item.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364757	(Redacted)			23859189			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage shortfall XXX,XXX.XX.				Reviewer Comment (2022-01-20): Exception cleared Seller Comment (2022-01-16): The hazard insura(REDACTED)e policy information has been uploaded for your review and consideration. You will note that the narrative within the binder shows FULL REPLACEMENT cost is covered XXX%. Please remove this exception item.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364758	(Redacted)			23768097			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.						Reviewer Comment (2022-01-25): Exception cleared. Buyer Comment (2022-01-25): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364758	(Redacted)			23768186			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying (REDACTED) for Closing of (REDACTED) is less than Cash From Borrower (REDACTED).	Missing evidence of source of funds for the XXX,XXX (REDACTED) deposit.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. (REDACTED) is XXX vs XXX. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-02): Client elects to waive using The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units currently (REDACTED)aged and with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X is a X, X an X, and with (REDACTED) dating back to XX/XXXX. The X history on the (REDACTED) report shows XX payments, all paid as agreed, for the X debt. DSCR is X.XX, XX X, (REDACTED)d X

Reviewer Comment (2022-03-02): per client comment - The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units currently (REDACTED)aged and with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X is a X, X an X, and with (REDACTED) dating back to XX/XXXX. The X history on the (REDACTED) report shows XX payments, all paid as agreed, for the X debt. DSCR is X.XX, XX X, (REDACTED)d X

Seller Comment (2022-03-01): For consideration of an exception on the transaction, the following (REDACTED)(REDACTED) factors should be considered:  The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units currently (REDACTED)aged and with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X is a X, X an X, and with (REDACTED) dating back to XX/XXXX. The X history on the (REDACTED) report shows XX payments, all paid as agreed, for the X debt.

Seller Comment (2022-02-17): The exception required for the transaction is not one I would recommend.  The assets for closing and (REDACTED) are not sufficient and the amount of exception would be excessive. The subject transaction is a (REDACTED) where the borrowing X/(REDACTED) would be required to bring XXXX,XXX.XX to closing. There are assets in the (REDACTED) file in the form of a (REDACTED) of (REDACTED)a X #XXXX (dated X/XX/XX) in the amount of XXXX,XXX.XX. There is an earnest money deposit in the amount of XXX,XXX that would require sourcing. However, there is an attorney's letter of receipt of down payment dated XX/XX/XXXX in the file that reflects the down payment was made using a personal check (#XXXX), deposited to the attorney's escrow X on the same date. Given the acknowledgment on (REDACTED) X, XXXX, the funds (REDACTED) aged more than XX days so sourcing the earnest money is not an issue. So, the verified funds of XXXX,XXX.XX would be available for closing purposes. Si(REDACTED)e the amount to be provided at closing is XXXX,XXX.XX and the available funds are XXXX,XXX.XX, leaving the funds to closer short by XXX,XXX.XX plus (REDACTED) of XXX,XXX.XX (XX,XXX.XX x X = XXX,XXX.XX) for a total insufficient funds of XXXX,XXX.XX
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364758	(Redacted)			23768297			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Missing evidence of source of funds for the XXX,XXX (REDACTED) deposit.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. (REDACTED) is XXX vs XXX. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-02): Client elects to waive using The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units currently (REDACTED)aged and with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X is a X, X an X, and with (REDACTED) dating back to XX/XXXX. The X history on the (REDACTED) report shows XX payments, all paid as agreed, for the X debt. DSCR is X.XX, XX X, (REDACTED)d X

Reviewer Comment (2022-03-02): per client comment - The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units currently (REDACTED)aged and with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X is a X, X an X, and with (REDACTED) dating back to XX/XXXX. The X history on the (REDACTED) report shows XX payments, all paid as agreed, for the X debt. DSCR is X.XX, XX X, (REDACTED)d X

Seller Comment (2022-02-17): The exception required for this transaction is not one I would recommend. The assets for closing and (REDACTED) are not sufficient and the amount of exception would be excessive. The subject transaction is a (REDACTED) where the borrowing X/(REDACTED) would be required to bring XXXX,XXX.XX to closing. There are assets in the (REDACTED) file in the form of a (REDACTED) of (REDACTED)a X #XXXX (dated X/XX/XX) in the amount of XXXX,XXX.XX. There is an earnest money deposit in the amount of XXX,XXX that would require sourcing. However, there is an attorney's letter of receipt of down payment dated XXXX/XXXX in the file that reflects the down payment was made using a personal check (#XXXX), deposited to the attorney's escrow X on the same date. Given the acknowledgment on (REDACTED) X, XXXX, the funds (REDACTED) aged more than XX days so sourcing the earnest money is not an issue. So, the verified funds of XXXX,XXX.XX would be available for closing purposes. Si(REDACTED)e the amount to be provided at closing is XXXX,XXX.XX and the available funds are XXXX,XXX.XX, leaving the funds to closer short by XXX,XXX.XX plus (REDACTED) of XXX,XXX.XX (XX,XXX.XX x X = XXX,XXX.XX) for a total insufficient funds of XXXX,XXX.XX
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364758	(Redacted)			23802724			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the borrowing (REDACTED).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.

Reviewer Comment (2022-02-01): Received (REDACTED) for business X on X/XX/XXXX however, per lender guideline (REDACTED) check - No more than XX days from the note date. So, the document provided is not acceptable. Please provide the (REDACTED) document which fa(REDACTED) within the lender guideline he(REDACTED)e Exception remains.

Seller Comment (2022-01-28): Detailed (REDACTED) provided.

Reviewer Comment (2022-01-20): Require (REDACTED) for the borrowing X Please provide he(REDACTED)e Exception remains same.

Seller Comment (2022-01-19): (REDACTED) checks required on (REDACTED) or Pri(REDACTED)ipals only.  (REDACTED) check is i(REDACTED)luded in Background check in file.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364758	(Redacted)			23802797			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) is missing for the borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. (REDACTED) is XXX vs XXX.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364759	(Redacted)	(Redacted)		23823484			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the borrowing (REDACTED).	Borrower's Experience/Track Record	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) is dated after Note date. Client elects to downgrade and waive.	Owner,Aggregator
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date. Client elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received (REDACTED) for business X on X/XX/XXXX however, per lender guideline (REDACTED) check - No more than XX days from the note date. So, the document provided is not acceptable. Please provide the (REDACTED) document which fa(REDACTED) within the lender guideline. Exception remains.

Seller Comment (2022-01-27): Detailed (REDACTED) provided.

Reviewer Comment (2022-01-21): (REDACTED) requires an (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed for borrowing X. Exception remains.

Seller Comment (2022-01-20): A separate (REDACTED) check on the (REDACTED) member Borrowing X is not required by the (REDACTED) guidelines; a background check on the (REDACTED) member of the Borrowing X was provided.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364759	(Redacted)	(Redacted)		23823513			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) for the borrowing (REDACTED) is missing.	Borrower's Experience/Track Record	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) is dated after Note date. Client elects to downgrade and waive.	Owner,Aggregator
Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.

Seller Comment (2022-01-20): As noted, the (REDACTED) guidelines do not prohibit the use of (REDACTED) funds.  The XXX,XXX wired from (REDACTED) (REDACTED) (REDACTED), is acceptable, further, the (REDACTED) letter from the (REDACTED)'s (REDACTED), (REDACTED) specifies a total of XXX,XXX. to i(REDACTED)lude required (REDACTED).  The (REDACTED) X is provided to document the ability to provide the added XXX,XXX.   These funds should be added the those already in the name of the Borrowing X.

Seller Comment (2022-01-20): (REDACTED) has conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.

Seller Comment (2022-01-20): A separate (REDACTED) check on the (REDACTED) member Borrowing X is not required by the (REDACTED) guidelines; a background check on the (REDACTED) member of the Borrowing X was provided.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364759	(Redacted)	(Redacted)		23826014			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		The file is missing documentation to evidence the XX,XXX (REDACTED) deposit listed on the HUD-X. The XXX,XXX (REDACTED) funds were not considered; guidelines are silent as to whe(REDACTED) (REDACTED) funds are allowed. (REDACTED) were the funds in the (REDACTED) (REDACTED) (REDACTED) considered as the funds do not belong to the (REDACTED) (REDACTED) or (REDACTED) (REDACTED) or (REDACTED).
Reviewer Comment (2022-01-26): The XXX,XXX wired from (REDACTED) (REDACTED) (REDACTED) on this (REDACTED) to the Borrower, is acceptable pursuant to guidelines and is fully documented via  the (REDACTED) letter from the (REDACTED)'s (REDACTED), (REDACTED). The (REDACTED) X is provided to document the ability to provide the added XXX,XXX needed. Exception cleared.

Reviewer Comment (2022-01-21): (REDACTED) to review and approve the use of (REDACTED) funds and unsourced EMD. Client review.

Seller Comment (2022-01-20): As noted, the (REDACTED) guidelines do not prohibit the use of (REDACTED) funds.  The XXX,XXX wired from (REDACTED) (REDACTED) (REDACTED), is acceptable, further, the (REDACTED) letter from the (REDACTED)'s (REDACTED), (REDACTED) specifies a total of XXX,XXX. to i(REDACTED)lude required (REDACTED).  The (REDACTED) X is provided to document the ability to provide the added XXX,XXX.   These funds should be added the those already in the name of the Borrowing X.
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364759	(Redacted)	(Redacted)		23914842			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		A minimum of (REDACTED) months of payments (REDACTED) scheduled (REDACTED) and interest, taxes, (REDACTED) and association fee, if applicable (REDACTED) per guidelines.
Reviewer Comment (2022-01-26): .  The XXX,XXX wired from (REDACTED) (REDACTED) (REDACTED) on this (REDACTED) to the Borrower, is acceptable pursuant to guidelines and is fully documented via  the (REDACTED) letter from the (REDACTED)'s (REDACTED), (REDACTED). The (REDACTED) X is provided to document the ability to provide the added XXX,XXX needed. These funds should be added to those already in the borrower X. This is reasonable on a business purpose (REDACTED).  Exception cleared.

Seller Comment (2022-01-24): Please see note on X/XX/XXXX EMD and (REDACTED) are covered using the (REDACTED) X statements in the file as well as the (REDACTED) funds,

Reviewer Comment (2022-01-21): (REDACTED) to review and approve the use of (REDACTED) funds and unsourced EMD. Client review.

Seller Comment (2022-01-20): As noted, the (REDACTED) guidelines do not prohibit the use of (REDACTED) funds.  The XXX,XXX wired from (REDACTED) (REDACTED) (REDACTED), is acceptable, further, the (REDACTED) letter from the (REDACTED)'s (REDACTED), (REDACTED) specifies a total of XXX,XXX. to i(REDACTED)lude required (REDACTED).  The (REDACTED) X is provided to document the ability to provide the added XXX,XXX.   These funds should be added the those already in the name of the Borrowing X.
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364759	(Redacted)	(Redacted)		24564806			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.						Reviewer Comment (2022-02-14): PDI in file, exception cleared. Buyer Comment (2022-02-14): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364760	(Redacted)	(Redacted)		23759780			Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing						Reviewer Comment (2022-01-13): Received Title (REDACTED) he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): The title (REDACTED) was lo(REDACTED)ted in the (REDACTED) file	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A			No
216364760	(Redacted)	(Redacted)		23759819			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided						Reviewer Comment (2022-01-13): Received Closing Protection Letter he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): Closing protection letter lo(REDACTED)ted and uploaded to file	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A			No
216364760	(Redacted)	(Redacted)		23759828			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003						Reviewer Comment (2022-01-13): Received (REDACTED) appli(REDACTED)tion for both borrowers he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): The file contains signed (REDACTED) appli(REDACTED)tions; a separate final (REDACTED) appli(REDACTED)tion is not a requirement of the guidelines.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A			No
216364760	(Redacted)	(Redacted)		23759833			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided						Reviewer Comment (2022-01-13): Received Background document for all (REDACTED) he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): Background checks for each (REDACTED) were lo(REDACTED)ted in the (REDACTED) file	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A			No
216364760	(Redacted)	(Redacted)		23759835			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided						Reviewer Comment (2022-01-13): Received Business Purpose Certifi(REDACTED)te he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): The business purpose certifi(REDACTED)te was lo(REDACTED)ted in the (REDACTED) file	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A			No
216364760	(Redacted)	(Redacted)		23759836			Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided						Reviewer Comment (2022-01-13): Exception cleared Seller Comment (2022-01-12): A X utilization letter is not required per the guidelines. However, the business purpose certifi(REDACTED)te was lo(REDACTED)ted in the (REDACTED) file; it contains language specifying the proposed use of the proceeds.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A			No
216364760	(Redacted)	(Redacted)		23759838			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided						Reviewer Comment (2022-01-13): Both own XX% of borrowing X and signed guaranty agreement. Reviewer Comment (2022-01-13): Will review after we receive the guaranty agreement for (REDACTED) si(REDACTED)e both own more than XX%. All members of the X with XX% or more controlling interest must guaranty the (REDACTED). Seller Comment (2022-01-12): All members of the (REDACTED) (REDACTED) signed the note and provided personal guaranties - no separate corporate resolution is required	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A			No
216364760	(Redacted)	(Redacted)		23759842			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided						Reviewer Comment (2022-01-13): Exception cleared Seller Comment (2022-01-12): (REDACTED) reports were lo(REDACTED)ted in the (REDACTED) file	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A			No
216364760	(Redacted)	(Redacted)		23759843			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided						Reviewer Comment (2022-01-13): Received Flood certifi(REDACTED)te he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): Flood cert lo(REDACTED)ted in the (REDACTED) file	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A			No
216364760	(Redacted)	(Redacted)		23759845			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2022-01-13): Exception cleared Seller Comment (2022-01-12): (REDACTED) guidelines require a background check or a fraud report, not both. Background checks (REDACTED) been su(REDACTED)tted	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A			No
216364760	(Redacted)	(Redacted)		23759849			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2022-01-13): Received Settlement statement he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): The file contains a settlement statement. The requirement for a business purpose (REDACTED) has been met. The Closing disclosure is not required.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A			No
216364760	(Redacted)	(Redacted)		23759850			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) missing for borrowing (REDACTED) and (REDACTED).				Reviewer Comment (2022-01-31): Provided for both the (REDACTED) and borrower. Seller Comment (2022-01-27): Detailed (REDACTED) provided. Reviewer Comment (2022-01-13): Received for (REDACTED), (REDACTED)ssing for borrowing X. Seller Comment (2022-01-12): The (REDACTED) checks are i(REDACTED)luded in the background check reports.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A			No
216364760	(Redacted)	(Redacted)		23759852			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided						Reviewer Comment (2022-01-13): Exception cleared Seller Comment (2022-01-12): The (REDACTED)agement (REDACTED) questionnaire contains sufficient detail on the prior (REDACTED), a separate report in not required.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A			No
216364760	(Redacted)	(Redacted)		23759854			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided						Reviewer Comment (2022-01-13): Exception cleared Seller Comment (2022-01-12): The (REDACTED)'s presented their (REDACTED)iver's licenses as proof of idX..Certifi(REDACTED)tion of the IDs was also provided Seller Comment (2022-01-12): The (REDACTED)'s presented their (REDACTED)iver's licenses as proof of idX. the certifi(REDACTED)tion of the ID was also provided	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A			No
216364760	(Redacted)	(Redacted)		23759870			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.						Reviewer Comment (2022-01-13): Exception cleared Seller Comment (2022-01-12): The final title policy is a routine trailing document; the file contains a title (REDACTED) showing that title insura(REDACTED)e will be forthco(REDACTED)ng.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A			No
216364760	(Redacted)	(Redacted)		23759884			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		Lender to provide a recent desk review				Reviewer Comment (2022-01-13): Received CDA document he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): The CDA review report was lo(REDACTED)ted in the (REDACTED) file	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A			No
216364760	(Redacted)	(Redacted)		23759888			Credit	Fix and Flip	General	Fix and Flip	Verification of Borrower's identity is missing.	-					Reviewer Comment (2022-01-13): Exception cleared Seller Comment (2022-01-12): The (REDACTED)'s presented their (REDACTED)iver's licenses as proof of idX..Certifi(REDACTED)tion of the IDs was also provided	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A			No
216364760	(Redacted)	(Redacted)		23759893			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Birth Date was not provided	-					Reviewer Comment (2022-01-13): Exception cleared Seller Comment (2022-01-12): A (REDACTED) XXXX is not required on a business purpose (REDACTED). Date of birth is not a required firld on the (REDACTED) appli(REDACTED)tion; neverthe less, both (REDACTED) birtg dates were verified by (REDACTED)iver's license	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A			No
216364760	(Redacted)	(Redacted)		23759945			Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	-					Reviewer Comment (2022-01-13): Exception cleared Seller Comment (2022-01-12): (REDACTED) guidelines require a background check or a fraud report, not both. Background checks were provided	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A			No
216364760	(Redacted)	(Redacted)		23760063			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		The (REDACTED) file is (REDACTED); unable to determine the actual number of months (REDACTED) required. Used worst case scenario of XX months required; (REDACTED) are no (REDACTED) (REDACTED) in file.				Reviewer Comment (2022-02-08): Exception cleared. Seller Comment (2022-02-02): Also, please break down your (REDACTED)lculation of the required (REDACTED). This is a borrower with a (REDACTED) (REDACTED) of XXX and my (REDACTED)lculations of (REDACTED) needed is different than yours. Thank you. Seller Comment (2022-02-02): (REDACTED) statements covering X.XX months (REDACTED) (REDACTED) (REDACTED) been uploaded for your file. Reviewer Comment (2022-01-13): Assets not provided in trailing docs. Seller Comment (2022-01-12): (REDACTED) statements provided	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A			No
216364760	(Redacted)	(Redacted)		23760064			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.		The (REDACTED) for both (REDACTED) are missing.				Reviewer Comment (2022-01-13): Exception cleared Seller Comment (2022-01-12): (REDACTED) reports were lo(REDACTED)ted in the (REDACTED) file	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A			No
216364760	(Redacted)	(Redacted)		23915855			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) missing for borrowing (REDACTED) and (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive. Reviewer Comment (2022-01-13): Per guidelines an Executed WX is required. Seller Comment (2022-01-12): A WX is not required on a (REDACTED). Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A			No
216364760	(Redacted)	(Redacted)		23916040			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		(REDACTED) requires a current (REDACTED) to be in place and it's missing from file.				Reviewer Comment (2022-01-13): Received Lease agreement document he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): The lease was lo(REDACTED)ted in the (REDACTED) file	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A			No
216364760	(Redacted)	(Redacted)		24658309			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Calculated (REDACTED) Cost (REDACTED) of X.XXXXX exceeds the maximum allowed per guidelines. Guidelines (REDACTED) to Cost (REDACTED) X.XX. Missing prior closing costs and documented cost of improvements.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner
Reviewer Comment (2022-03-02): Client waives based on XX% X, a X.XX DSCR and the (REDACTED) (REDACTED) XXX, X.XX months of (REDACTED)

Reviewer Comment (2022-03-02): per client comment -  XX% X, a X.XX DSCR and the (REDACTED) (REDACTED) XXX, X.XX months of (REDACTED)

Reviewer Comment (2022-03-01): XX/XX/XXXX Client to review.

Seller Comment (2022-02-25): The X on this (REDACTED) (REDACTED)n not be (REDACTED)lculated as the documentation is not available to do so and also not required by the lenders underwriting guidelines at the time of ori(REDACTED)tion. Per the appraisal page XXX of XXX of the Clarity Image the property was initially (REDACTED) on X/XX/XX for XXXXK and also indi(REDACTED)tes that the subject has been (REDACTED)letely updated si(REDACTED)e that sale. Visual inspection of the appraisal indi(REDACTED)tes new (REDACTED)chen and baths a as well as certain wood flooring all that are a signifi(REDACTED)nt cost of rehab. This coupled with the payoff of the prior (REDACTED) debt in the amount of XXXX,XXX.XX at closing and the fact that the new (REDACTED) is a  XX% X, a X.XX DSCR and the (REDACTED) (REDACTED) XXX ma(REDACTED)s the exception for this X reasonable as we believe it would pass the (REDACTED)lculation if the documentation were in hand.

Reviewer Comment (2022-02-08): We are (REDACTED)ssing prior closing statements and there is no documentation of a(REDACTED) improvements made.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A			No
216364761	(Redacted)			23776263			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Lender to provide a fully executed (REDACTED) agreement for XX (REDACTED)				Reviewer Comment (2022-01-21): (REDACTED) transactions: No more than one unit of a X-X unit property (REDACTED) be (REDACTED) at ori(REDACTED)tion. we (REDACTED) lease in the borrowing X in file dated XX/XX/XXXX. Exception cleared Seller Comment (2022-01-20): The subject property is a X unit; one unit was (REDACTED) at the time of appraisal but appraiser comments that a (REDACTED) will ta(REDACTED) possession on XX/X/XXXX. The new lease was not provided, but guidelines allow one unit of a (REDACTED) fa(REDACTED)ly home to be (REDACTED).	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364761	(Redacted)			23954602			Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.						Reviewer Comment (2022-02-17): Exception cleared. Seller Comment (2022-02-17): The full binder showing rent loss coverage is attached - please clear this condition	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364761	(Redacted)			23954868			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		Title (REDACTED) the current vesting is (REDACTED) (REDACTED) (REDACTED), (REDACTED); the Note and all (REDACTED) documentation in file (REDACTED) the (REDACTED) is (REDACTED) (REDACTED) (REDACTED) (REDACTED).				Reviewer Comment (2022-01-21): Exception cleared Seller Comment (2022-01-20): (REDACTED), (REDACTED) is the correct name of the borrowing X and they are the current title holders. A scrivener's error resulted in an i(REDACTED)orrect name on the ori(REDACTED)l deed. All st(REDACTED) needed to correct the error are spelled out in the title work. The settlement statement is sufficient to document that the title (REDACTED)a(REDACTED) viewed the error as adequately corrected.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364761	(Redacted)			23999090			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing Executed (REDACTED) for borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX and is date (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is date XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.

Seller Comment (2022-01-20): (REDACTED) has conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.

Seller Comment (2022-01-20): (REDACTED), (REDACTED) is the correct name of the borrowing X and they are the current title holders.  A scrivener's error resulted in an i(REDACTED)orrect name on the ori(REDACTED)l deed.  All st(REDACTED) needed to correct the error are spelled out in the title work.    The settlement statement is sufficient to document that the title (REDACTED)a(REDACTED) viewed the error as adequately corrected.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364761	(Redacted)			24746444			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXXK + XXK in (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX and is date (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive.

The exception requested is to allow a (REDACTED)(REDACTED) (REDACTED) to cost of XXX.XXXX. It is important to note that the subject transaction is one that the borrower left closing with XXXX.XX after paying off all outstanding (REDACTED) on the property. The appraisal contained an extensive list of the property renovation including a new roof, exterior paint, gutters, new windows, new basement windows, kitchen was fully gutted and remodeled with new cabinets, countertops, (REDACTED)(REDACTED), microwave, garbage disposal, bath, HVAC, hot water heater, carpet, interior paint, new electrical breakers, and updated plumbing.  The (REDACTED) was (REDACTED)(REDACTED) for XXX,XXX, according to the appraisal, on (REDACTED)nd then completely remodeled. (REDACTED) were (REDACTED) (REDACTED) listed on the settlement statement that totaled XXXX,XXX.XX. Since the (REDACTED) did not receive substantial (REDACTED) back at closing, and all outstanding (REDACTED) were handled through closing, it is reasonable to allow the transaction as presented. Additional merits of the file include the fact that the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and in (REDACTED) for at least XX years. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) that contained XX total (REDACTED) with X (REDACTED), X (REDACTED) (REDACTED), and X (REDACTED) listed on the (REDACTED). The (REDACTED)'s (REDACTED) dated back to XX/XXXX. The asset documentation in the file reflected (REDACTED) in the amount of XXX,XXX.XX or XX.XX months (REDACTED) post-closing. We do not believe (REDACTED) is an (REDACTED) issue but since the (REDACTED) was initially underwritten to (REDACTED) guidelines the documentation is not available. Client elects to downgrade and waive (REDACTED) exception.
																Aggregator,Owner Owner Aggregator,Owner
Reviewer Comment (2022-02-23): The exception requested is to allow a (REDACTED)lculated (REDACTED) to cost of XXX.XXX%. It is important to note that the subject transaction is one that the borrower left closing with XXXX.XX after paying off all outstanding liens on the property. The appraisal contained an extensive list of the property renovation i(REDACTED)luding a new roof, exterior paint, gutters, new windows, new basement windows, (REDACTED)chen was fully gutted and remodeled with new (REDACTED)binets, counterto(REDACTED), dishwa(REDACTED), (REDACTED)crow(REDACTED), garbage disposal, bath, HVAC, hot water heater, (REDACTED)rpet, interior paint, new electri(REDACTED)l brea(REDACTED)rs, and updated plumbing.  The house was (REDACTED) for XXX,XXX, according to the appraisal, on XX/XX/XX and then (REDACTED)letely remodeled. There were three liens listed on the settlement statement that totaled XXXX,XXX.XX. Si(REDACTED)e the (REDACTED) did not receive substantial Xback at closing, and all outstanding liens were handled through closing, it is reasonable to allow the transaction as presented. Additional merits of the file i(REDACTED)lude the fact that the subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and in business for at least XX years. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) bureau report that contained XX total Xs with X Xs, X (REDACTED) (REDACTED)s, and X X listed on the report. The (REDACTED)'s (REDACTED) dated back to XX/XXXX. The asset documentation in the file reflected funds in the amount of XXX,XXX.XX or XX.XX months (REDACTED) post-closing. We do not believe this is an X issue but si(REDACTED)e the (REDACTED) was initially underwritten to (REDACTED)(REDACTED) guidelines the documentation is not available. Client elects to downgrade and waive X exception.

Buyer Comment (2022-02-23): Approved

Reviewer Comment (2022-02-17): Client to review and approve.

Seller Comment (2022-02-17): The exception requested is to allow a (REDACTED)lculated (REDACTED) to cost of XXX.XXX%. It is important to note that the subject transaction is one that the borrower left closing with XXXX.XX after paying off all outstanding liens on the property. The appraisal contained an extensive list of the property renovation i(REDACTED)luding a new roof, exterior paint, gutters, new windows, new basement windows, (REDACTED)chen was fully gutted and remodeled with new (REDACTED)binets, counterto(REDACTED), dishwa(REDACTED), (REDACTED)crow(REDACTED), garbage disposal, bath, HVAC, hot water heater, (REDACTED)rpet, interior paint, new electri(REDACTED)l brea(REDACTED)rs, and updated plumbing.  The house was (REDACTED) for XXX,XXX, according to the appraisal, on XX/XX/XX and then (REDACTED)letely remodeled. There were three liens listed on the settlement statement that totaled XXXX,XXX.XX. Si(REDACTED)e the (REDACTED) did not receive substantial Xback at closing, and all outstanding liens were handled through closing, it is reasonable to allow the transaction as presented. Additional merits of the file i(REDACTED)lude the fact that the subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and in business for at least XX years. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) bureau report that contained XX total Xs with X Xs, X (REDACTED) (REDACTED)s, and X X listed on the report. The (REDACTED)'s (REDACTED) dated back to XX/XXXX. The asset documentation in the file reflected funds in the amount of XXX,XXX.XX or XX.XX months (REDACTED) post-closing. We do not believe this is an X issue but si(REDACTED)e the (REDACTED) was initially underwritten to (REDACTED)(REDACTED) guidelines the documentation is not available.

Reviewer Comment (2022-02-14): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364762	(Redacted)			23757469			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Document not provided to show percentage (REDACTED).				Reviewer Comment (2022-01-21): Exception cleared Seller Comment (2022-01-20): Per the Operating Agreement and (REDACTED) information the (REDACTED) is the (REDACTED) member of the Borrowing X; as such, no corporate resolution is required.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364762	(Redacted)			23919324			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX and is date (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) is dated after Note date. The exception requested is to allow a (REDACTED) to cost of .XXXXX w(REDACTED)e guidelines depict .XX as the maximum requirement. The subject (REDACTED) transaction is a (REDACTED)/(REDACTED) (REDACTED) w(REDACTED)e the borrowing entity came to closing with XXX,XXX.XX to contribute to the closing. The borrower had no (REDACTED) out at closing. The (REDACTED) on the transaction has a (REDACTED) (REDACTED) (REDACTED) of XXX with a total of XX (REDACTED) of which XX were (REDACTED) and XX were (REDACTED) (REDACTED). The (REDACTED) payment (REDACTED) on the (REDACTED) (REDACTED) reflects XXX timely (REDACTED) (REDACTED) (REDACTED) made by the (REDACTED). In addition, the file contained (REDACTED) totaling XXX,XXX.XX less the (REDACTED) required for closing of XXX,XXX.XX, leaving additional (REDACTED) of XXX,XXX.XX or XX.XX months (REDACTED) post-closing.  (REDACTED) was no (REDACTED) out. Last, (REDACTED) is XX. Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is date XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-20): The nature of the exception is u(REDACTED)lear, please provide additional explanation.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364762	(Redacted)			23919325			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX and is date (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) is dated after Note date. The exception requested is to allow a (REDACTED) to cost of .XXXXX w(REDACTED)e guidelines depict .XX as the maximum requirement. The subject (REDACTED) transaction is a (REDACTED)/(REDACTED) (REDACTED) w(REDACTED)e the borrowing entity came to closing with XXX,XXX.XX to contribute to the closing. The borrower had no (REDACTED) out at closing. The (REDACTED) on the transaction has a (REDACTED) (REDACTED) (REDACTED) of XXX with a total of XX (REDACTED) of which XX were (REDACTED) and XX were (REDACTED) (REDACTED). The (REDACTED) payment (REDACTED) on the (REDACTED) (REDACTED) reflects XXX timely (REDACTED) (REDACTED) (REDACTED) made by the (REDACTED). In addition, the file contained (REDACTED) totaling XXX,XXX.XX less the (REDACTED) required for closing of XXX,XXX.XX, leaving additional (REDACTED) of XXX,XXX.XX or XX.XX months (REDACTED) post-closing.  (REDACTED) was no (REDACTED) out. Last, (REDACTED) is XX. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date. Client elects to downgrade and waive.

Seller Comment (2022-02-01): reviewed/pending

Reviewer Comment (2022-01-28): Received (REDACTED) for business X on X/XX/XXXX however, per lender guideline (REDACTED) check - No more than XX days from the note date. So, the document provided is not acceptable. Please provide the (REDACTED) document which fa(REDACTED) within the lender guideline.  Exception remains.

Seller Comment (2022-01-27): Detailed (REDACTED) provided.

Reviewer Comment (2022-01-21): (REDACTED) requires an (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed for borrowing X. Exception remains.

Seller Comment (2022-01-20): Although a separate (REDACTED) report is not required by the (REDACTED) guidelines, the business was searched as a part of the (REDACTED) background check and found to be clear.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364762	(Redacted)			23919346			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Max (REDACTED) is .XX%, missing prior closing costs and costs of improvements	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX and is date (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) is dated after Note date. The exception requested is to allow a (REDACTED) to cost of .XXXXX w(REDACTED)e guidelines depict .XX as the maximum requirement. The subject (REDACTED) transaction is a (REDACTED)/(REDACTED) (REDACTED) w(REDACTED)e the borrowing entity came to closing with XXX,XXX.XX to contribute to the closing. The borrower had no (REDACTED) out at closing. The (REDACTED) on the transaction has a (REDACTED) (REDACTED) (REDACTED) of XXX with a total of XX (REDACTED) of which XX were (REDACTED) and XX were (REDACTED) (REDACTED). The (REDACTED) payment (REDACTED) on the (REDACTED) (REDACTED) reflects XXX timely (REDACTED) (REDACTED) (REDACTED) made by the (REDACTED). In addition, the file contained (REDACTED) totaling XXX,XXX.XX less the (REDACTED) required for closing of XXX,XXX.XX, leaving additional (REDACTED) of XXX,XXX.XX or XX.XX months (REDACTED) post-closing.  (REDACTED) was no (REDACTED) out. Last, (REDACTED) is XX. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-02-24): The exception requested is to allow a (REDACTED) to cost of .XXXXX where guidelines depict .XX as the m(REDACTED)imum requirement. The subject (REDACTED) transaction is a rate/term refina(REDACTED)e where the borrowing X (REDACTED)me to closing with XXX,XXX.XX to contribute to the closing. The borrower had no X at closing. The (REDACTED) on the transaction has a (REDACTED) (REDACTED) (REDACTED) of XXX with a total of XX Xs of which XX were Xs and XX were X Xs. The X payment history on the (REDACTED) report reflects XXX timely X related payments made by the (REDACTED). In addition, the file contained assets totaling XXX,XXX.XX less the monies required for closing of XXX,XXX.XX, leaving additional (REDACTED) of XXX,XXX.XX or XX.XX months (REDACTED) post-closing.  There was no X. Last, X is XX. Client elects to downgrade and waive.

Seller Comment (2022-02-17): The exception requested is to allow a (REDACTED) to cost of .XXXXX where guidelines depict .XX as the m(REDACTED)imum requirement. The subject (REDACTED) transaction is a rate/term refina(REDACTED)e where the borrowing X (REDACTED)me to closing with XXX,XXX.XX to contribute to the closing. The borrower had no X at closing. The (REDACTED) on the transaction has a (REDACTED) (REDACTED) (REDACTED) of XXX with a total of XX Xs of which XX were Xs and XX were X Xs. The X payment history on the (REDACTED) report reflects XXX timely X related payments made by the (REDACTED). In addition, the file contained assets totalling XXX,XXX.XX less the monies required for closing of XXX,XXX.XX, leaving additional (REDACTED) of XXX,XXX.XX or XX.XX months (REDACTED) post-closing.  There was no X.

Reviewer Comment (2022-02-14): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364763	(Redacted)	(Redacted)		23956388			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the borrowing (REDACTED), (REDACTED) (REDACTED) (REDACTED) (REDACTED), (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.

Reviewer Comment (2022-02-01): Received (REDACTED) for business X on X/XX/XXXX however, per lender guideline (REDACTED) check - No more than XX days from the note date. So, the document provided is not acceptable. Please provide the (REDACTED) document which fa(REDACTED) within the lender guideline he(REDACTED)e Exception remains.

Seller Comment (2022-01-28): Detailed (REDACTED) on borrowing X provided.

Reviewer Comment (2022-01-26): Per buyer (REDACTED) is required on the borrower X ((REDACTED)), the (REDACTED) and/or the pri(REDACTED)ipals of the X

Seller Comment (2022-01-25): Dilige(REDACTED)e is to be conducted to (REDACTED) guidelines.  (REDACTED) guidelines do not require an (REDACTED) on the borrowing X u(REDACTED)ss the X is an individual.  Here, the borrowing X is an (REDACTED), therefore, no (REDACTED) is required.  Please clear the exception.

Reviewer Comment (2022-01-21): (REDACTED) requires an (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed for borrowing X. Exception remains.

Seller Comment (2022-01-20): (REDACTED) not required on borrowing if not an individual.  (REDACTED) only required on (REDACTED)(s).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364763	(Redacted)	(Redacted)		23956396			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) is missing for the borrowing (REDACTED), (REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
We have (REDACTED) letter in file doc ID XXXX and is date (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) App shows property acquired in XXXX for XXX,XXX.XX and all (REDACTED) had already been completed.  No cost breakdown of (REDACTED) performed.  No acquisition HUD to (REDACTED)ine closing costs.  Based on new (REDACTED) of XXXX,XXX.XX and only acquisition cost provided, (REDACTED) is X.XXXXX. (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) (REDACTED) = XXX "as-agreed" (REDACTED) made.  (REDACTED) (REDACTED) = XXX,XXX.XX (XX.X months' (REDACTED) (REDACTED). (REDACTED) is XX. Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is date XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364763	(Redacted)	(Redacted)		24797383			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Calculated (REDACTED) Cost (REDACTED) of X.XXXXX exceeds the maximum allowed per guidelines. Guidelines (REDACTED) to Cost (REDACTED) X.XX. Missing prior closing costs and documented cost of improvements.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
We have (REDACTED) letter in file doc ID XXXX and is date (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) App shows property acquired in XXXX for XXX,XXX.XX and all (REDACTED) had already been completed.  No cost breakdown of (REDACTED) performed.  No acquisition HUD to (REDACTED)ine closing costs.  Based on new (REDACTED) of XXXX,XXX.XX and only acquisition cost provided, (REDACTED) is X.XXXXX. (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) (REDACTED) = XXX "as-agreed" (REDACTED) made.  (REDACTED) (REDACTED) = XXX,XXX.XX (XX.X months' (REDACTED) (REDACTED). (REDACTED) is XX. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-02-24): (REDACTED) App shows property acquired in XXXX for XXX,XXX.XX and all rehab had already been (REDACTED)leted.  No cost breakdown of rehab performed.  No acquisition HUD to deter(REDACTED)ne closing costs.  Based on new (REDACTED) of XXXX,XXX.XX and only acquisition cost provided, X is X.XXXXX. (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payments made.  X(REDACTED) = XXX,XXX.XX (XX.X months' (REDACTED) (REDACTED)). X is XX. Client elects to downgrade and waive.

Seller Comment (2022-02-17): Exception indi(REDACTED)tes that (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.. This (REDACTED) was ori(REDACTED)lly ori(REDACTED)ted to (REDACTED)(REDACTED) UW Guidelines and they do not conduct an X test, he(REDACTED)e why the documentation is not available for all (REDACTED)onents of the cost basis assessment in our guidelines. X refi.  (REDACTED) App shows property acquired in XXXX for XXX,XXX.XX and all rehab had already been (REDACTED)leted.  No cost breakdown of rehab performed.  No acquisition HUD to deter(REDACTED)ne closing costs.  Based on new (REDACTED) of XXXX,XXX.XX and only acquisition cost provided, X is X.XXXXX. We believe we (REDACTED)n ma(REDACTED) an exception after review the file as (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payments made.  X(REDACTED) = XXX,XXX.XX (XX.X months' (REDACTED) (REDACTED)).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364764	(Redacted)			24029526			Credit	Investment Product	General	Investment Product	REO property does not have a lease in place and required by guidelines.	-	Per gudies: (REDACTED) properties are not allowed (REDACTED)(REDACTED) (REDACTED), missing an executed (REDACTED).				Reviewer Comment (2022-01-20): provided Seller Comment (2022-01-18): The property is (REDACTED) (REDACTED) per the appraisal and an executed lease agreement was provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364764	(Redacted)			24036413			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED) and (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) is dated after Note date. Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date. Client elects to downgrade and waive.

Seller Comment (2022-02-01): The (REDACTED) search for (REDACTED)s (REDACTED) and for the (REDACTED), (REDACTED) (REDACTED)(REDACTED) (REDACTED) (REDACTED) been uploaded for your review and consideration. Thank you.

Reviewer Comment (2022-01-31): (REDACTED) provided is for X, (REDACTED) (REDACTED), and the borrowing X is (REDACTED)s (REDACTED).

Seller Comment (2022-01-27): Detailed (REDACTED) and background check provided.

Reviewer Comment (2022-01-20): (REDACTED) requires the govt., detailed search for the borrower and (REDACTED). All (REDACTED)s in the file reflect "all". provide detailed search from (REDACTED).

Seller Comment (2022-01-18): The background check provided contains an (REDACTED) check on the individual; the borrowing X is listed as a business of the borrower and the (REDACTED)  check on all associated businesses is also clear.

Seller Comment (2022-01-18): The property is (REDACTED) (REDACTED) per the appraisal and an executed lease agreement was provided.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364764	(Redacted)			24036423			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing Executed (REDACTED) for borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) property per the public records was (REDACTED)(REDACTED) for XXX,XXX (REDACTED) and it is appa(REDACTED) when looking at the sale photo that a significant amount of (REDACTED) was done on the property - picture can be found (REDACTED)e (REDACTED) . In addition, the borrower has owned (REDACTED) property for over X years hence would have incurred taxes and (REDACTED) allowable Cost Basis line items. Our (REDACTED) also paid off a (REDACTED) in the amount of XXX,XXX.XX to XXX Financial. Borrower (REDACTED) took XXX,XXX.XX in (REDACTED) out.  (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) (REDACTED) = XXX "as-agreed" (REDACTED) made.  (REDACTED) (REDACTED) = XXXX,XXX.XX (XXX.XX months' (REDACTED) (REDACTED). (REDACTED) of XX.

(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) is dated after Note date. Client elects to downgrade and waive.
																Aggregator,Owner Aggregator,Owner Owner	Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade. Seller Comment (2022-01-18): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364764	(Redacted)			24797492			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Calculated (REDACTED) Cost (REDACTED) of exceeds the maximum allowed per guidelines. Guidelines (REDACTED) to Cost (REDACTED) X.XX. An (REDACTED) could not be calculated due to a missing original sales price, prior closing costs, and documented cost of improvements.	The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) property per the public records was (REDACTED)(REDACTED) for XXX,XXX (REDACTED) and it is appa(REDACTED) when looking at the sale photo that a significant amount of (REDACTED) was done on the property - picture can be found (REDACTED)e (REDACTED) . In addition, the borrower has owned (REDACTED) property for over X years hence would have incurred taxes and (REDACTED) allowable Cost Basis line items. Our (REDACTED) also paid off a (REDACTED) in the amount of XXX,XXX.XX to XXX Financial. Borrower (REDACTED) took XXX,XXX.XX in (REDACTED) out.  (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) (REDACTED) = XXX "as-agreed" (REDACTED) made.  (REDACTED) (REDACTED) = XXXX,XXX.XX (XXX.XX months' (REDACTED) (REDACTED). (REDACTED) of XX.
																Aggregator,Owner
Reviewer Comment (2022-02-24): This property per the public records was (REDACTED) for XXX,XXX on X/XX/XXXX and it is apparent when looking at the sale photo that a signifi(REDACTED)nt amount of rehab was done on the property - picture (REDACTED)n be found here (REDACTED) . In addition, the borrower has owned this property for over X years he(REDACTED)e would (REDACTED) i(REDACTED)urred t(REDACTED)es and other allowable Cost Basis line items. Our (REDACTED) also paid off a (REDACTED) in the amount of XXX,XXX.XX to XXX (REDACTED). Borrower (REDACTED)ly took XXX,XXX.XX in X.  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payments made.  X(REDACTED) = XXXX,XXX.XX (XXX.XX months' (REDACTED) (REDACTED)). X of XX. Client elects to downgrade and waive.

Seller Comment (2022-02-17): This property per the public records was (REDACTED) for XXX,XXX on X/XX/XXXX and it is very apparent when looking at the sale photo that a signifi(REDACTED)nt amount of rehab was done on the property - picture (REDACTED)n be found here (REDACTED) . In addition, the borrower has owned this property for over X years he(REDACTED)e would (REDACTED) i(REDACTED)urred t(REDACTED)es and other allowable Cost Basis line items. The reason they are not documented in the file is the (REDACTED) was ori(REDACTED)lly underwritten to (REDACTED)(REDACTED) guidelines and X was not required. Our (REDACTED) also paid off a (REDACTED) in the amount of XXX,XXX.XX to XXX (REDACTED). Borrower (REDACTED)ly took XXX,XXX.XX in X.  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payments made.  X(REDACTED) = XXXX,XXX.XX (XXX.XX months' (REDACTED) (REDACTED)). It is reasonable to assume that the X would not exceed the tolera(REDACTED)e of our guidelines based on this data.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364765	(Redacted)	(Redacted)		23918461			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Shortfall coverage XXX,XXX.XX.
Reviewer Comment (2022-01-24): (REDACTED) guides will accept dwelling coverage to cover (REDACTED) amount. Exception cleared.

Seller Comment (2022-01-24): The "REPLACEMENT COST" only is considered or necessary when the coverage is less than the (REDACTED) amount. Please remove this exception or es(REDACTED)late to (REDACTED)agement. Thank you.

Reviewer Comment (2022-01-20): Reviewed dec page, policy does not show "replacement", Exception remains..

Seller Comment (2022-01-18): That is not accurate. If the policy shows REPLACEMENT COST then the coverage is adequate. Please es(REDACTED)late to (REDACTED)agement for additional consideration. Thank you for your time.

Reviewer Comment (2022-01-13): Per guidelines Property insura(REDACTED)e - "(REDACTED)uses of Loss - Special Form" or "All Risk" hazard insura(REDACTED)e policy to the m(REDACTED)imum (REDACTED) amount or replacement cost, Policy needs to reflects "all risk", exception remains.

Seller Comment (2022-01-12): The hazard insura(REDACTED)e binder, showing sufficient coverage for the subject property, has been uploaded for your review and consideration. Please remove the exception.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364765	(Redacted)	(Redacted)		23918567			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED) for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is X.XX (REDACTED) re over XXX months.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-02-16): Client approves (REDACTED) letter in lieu of WX

Seller Comment (2022-02-15): Please find uploaded the letter from the (REDACTED) to clear this exception. Thank you so much!

Reviewer Comment (2022-01-21): XX/XX/XXXX (REDACTED) reviewed to deter(REDACTED)ne if exception (REDACTED)n be waived per client request. Documentation for (REDACTED) is not from the (REDACTED). Provide documentation verifying the (REDACTED) for borrowing X with (REDACTED). Exception remains.

Reviewer Comment (2022-01-20): Need (REDACTED) document. Exception remains.

Seller Comment (2022-01-18): The annual report for DEC Homes (REDACTED) val(REDACTED)tes the (REDACTED) for the borrowing X. Please review the uploaded document and if you agree, clear the exception. Thank you!
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364765	(Redacted)	(Redacted)		24746479			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXXK + XXK	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is X.XX (REDACTED) re over XXX months.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-01): Client waived using (REDACTED)(REDACTED) factors.

Reviewer Comment (2022-03-01): Per client (REDACTED)(REDACTED) factors - (REDACTED) (REDACTED) is XXX.  DSCR is X.XX.  (REDACTED) (REDACTED) equal to XXX months, X is XX

Seller Comment (2022-02-25): The (REDACTED) X (REDACTED)lculation failed to i(REDACTED)lude interest paid on the existing (REDACTED) of XX,XXX (XXX days @ XXXX.XX)he property was (REDACTED) on X/XX/XXXX for XXX,XXX and the borrower made XXX,XXX in improvements per the appli(REDACTED)tion.  Total cost documented in the (REDACTED) file is XXX,XXX.XX.   Revised X is X.XX.   The appraisal confirms that the (REDACTED)chen and bath (REDACTED) been updated within the past year..  (REDACTED) (REDACTED) is XXX.  DSCR is X.XX.  (REDACTED) (REDACTED) equal to XXX months  An exception is reasonable based on the factors presented above.

Seller Comment (2022-02-25): The (REDACTED) X (REDACTED)lculation failed to i(REDACTED)lude interest paid on the existing (REDACTED) of XX,XXX (XXX days @ XXXX.XX)he property was (REDACTED) on X/XX/XXXX for XXX,XXX and the borrower made XXX,XXX in improvements per the appli(REDACTED)tion.  Total cost documented in the (REDACTED) file is XXX,XXX.XX.   Revised X is X.XX.   The appraisal confirms that the (REDACTED)chen and bath (REDACTED) been updated within the past year..  (REDACTED) (REDACTED) is XXX.  DSCR is X.XX.  (REDACTED) (REDACTED) equal to XXX months

Reviewer Comment (2022-02-14): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364766	(Redacted)	(Redacted)		23768545			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided						Reviewer Comment (2022-01-13): Received Closing Protection Letter he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): Closing protection letter lo(REDACTED)ted in the (REDACTED) file and uploaded.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23768569			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided						Reviewer Comment (2022-01-13): Received Flood Certifi(REDACTED)te he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): The flood cert was lo(REDACTED)ted in the (REDACTED) file Seller Comment (2022-01-12): Item # XX of the title (REDACTED) requires the Deed to be executed and recorded at closing	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23768625			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided						Reviewer Comment (2022-01-13): Exception cleared. Seller Comment (2022-01-12): (REDACTED) report lo(REDACTED)ted and uploaded Seller Comment (2022-01-12): (REDACTED) report Seller Comment (2022-01-12): (REDACTED) report was lo(REDACTED)ted in the (REDACTED) file	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23768626			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2022-01-13): Exception cleared. Seller Comment (2022-01-12): (REDACTED) Guidelines require a background check or a fraud check. The background check was contained in the (REDACTED) file. Seller Comment (2022-01-12): (REDACTED) report	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23768634			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided						Reviewer Comment (2022-01-13): Received Background check document he(REDACTED)e exception is celared Seller Comment (2022-01-12): Background check was lo(REDACTED)ted and uploaded Seller Comment (2022-01-12): The (REDACTED) agreement signed by both the borrower and the lender is sufficient proof of (REDACTED) approval	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23768646			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided						Reviewer Comment (2022-01-13): Received Business Purpose Certifi(REDACTED)te he(REDACTED)e exception is celared. Seller Comment (2022-01-12): Business purpose certifi(REDACTED)te lo(REDACTED)ted and uploaded	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23768649			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003						Reviewer Comment (2022-01-13): Received XXXX appli(REDACTED)tion he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): The file contains a signed (REDACTED) appli(REDACTED)tion; a separate "final XXXX" is not a requirement of the guidelines.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23768650			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Instructions not provided						Reviewer Comment (2022-01-13): Received Closing instruction document he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): Closing instructions were lo(REDACTED)ted and uploaded	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23768656			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided						Reviewer Comment (2022-01-13): Received Operating agreement he(REDACTED)e exception is celared. Seller Comment (2022-01-12): This is a (REDACTED) member (REDACTED), a separate corp resolution is not needed Seller Comment (2022-01-12): This is a (REDACTED) member (REDACTED), a separate corp resolution is not needed. Seller Comment (2022-01-12): This is a (REDACTED) member (REDACTED), a separate corp resolution is not needed See the operating agreement.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23768657			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided						Reviewer Comment (2022-01-13): Exception cleared Seller Comment (2022-01-12): (REDACTED) is verified in the (REDACTED) file - proof uploaded	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23768658			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2022-01-13): Received Settelement statement he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): A settlement statement was lo(REDACTED)ted and uploaded to the (REDACTED) file. A Closing Disclosure is not required as this is a business purpose (REDACTED); although not required, the document was lo(REDACTED)ted and uploaded	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23768659			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided			The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) XXX vs XXX. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-04): Client approves downgrade

Reviewer Comment (2022-03-04): to downgrade

Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date. Client elects to downgrade and waive.

Reviewer Comment (2022-02-01): Received (REDACTED) for business X on X/XX/XXXX however, per lender guideline (REDACTED) check - No more than XX days from the note date. So, the document provided is not acceptable. Please provide the (REDACTED) document which fa(REDACTED) within the lender guideline he(REDACTED)e Exception remains.

Seller Comment (2022-01-28): Detailed (REDACTED) for borrowing X provided, ignore previous document.

Seller Comment (2022-01-28): Detailed (REDACTED) for borrowing X provided.

Reviewer Comment (2022-01-13): Only (REDACTED)ssing for borrowing X received for (REDACTED).

Seller Comment (2022-01-12): (REDACTED) checks are i(REDACTED)luded in the background check
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23768662			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided						Reviewer Comment (2022-01-13): Exception cleared. Seller Comment (2022-01-12): (REDACTED) agreement lo(REDACTED)ted and uploaded.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23768666			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Title Preliminary not provided						Reviewer Comment (2022-01-13): Exception cleared. Seller Comment (2022-01-12): The exception is u(REDACTED)lear; the property is to be (REDACTED), no prior property (REDACTED)agement (REDACTED) is claimed. Seller Comment (2022-01-12): Title (REDACTED) lo(REDACTED)ted and uploaded	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23768669			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided						Reviewer Comment (2022-01-13): Exception cleared Seller Comment (2022-01-12): The exception is u(REDACTED)lear; the property is to be (REDACTED), no prior property (REDACTED)agement (REDACTED) is claimed.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23768670			Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided						Reviewer Comment (2022-01-13): Exception cleared Seller Comment (2022-01-12): Appraisal Lo(REDACTED)ted and uploaded	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23768679			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Fully executed (REDACTED)X is missing for (REDACTED) (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) XXX vs XXX. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-04): Client approves downgrade

Reviewer Comment (2022-03-04): to downgrade

Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.

Reviewer Comment (2022-01-13): Per guidelines we need an executed WX.

Seller Comment (2022-01-12): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23886535			Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing						Reviewer Comment (2022-01-13): Received Title (REDACTED) he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): Title (REDACTED) lo(REDACTED)ted and uploaded	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23886540			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.						Reviewer Comment (2022-01-13): Exception cleared.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23886542			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Mising Document: Closing Protection Letter not provided.						Reviewer Comment (2022-01-13): Received Closing Protection letter he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): closing protection letter lo(REDACTED)ted and uploaded to (REDACTED) file	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23886553			Credit	Guideline	Guideline Issue	Guideline	The file does not contain evidence of the Contract Sales Price.						Reviewer Comment (2022-01-13): Exception cleared. Seller Comment (2022-01-12): The sales contract and the settlement statement both show the sales price as XXXX,XXX	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23886555			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.						Reviewer Comment (2022-01-13): Received Title (REDACTED) he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): Final title policy is a routine post closing trailing document; the title (REDACTED) is in the (REDACTED) file	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23886556			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing.; Sec ID: 1						Reviewer Comment (2022-01-13): Exception cleared. Seller Comment (2022-01-12): Appraisal Lo(REDACTED)ted and uploaded	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23886559			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2						Reviewer Comment (2022-01-13): Received CDA document he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): CDA valuation report lo(REDACTED)ted and uploaded to file	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23886628			Credit	Asset	Asset Documentation	Asset	Asset documentation is missing from the file and required per guidelines.	-		The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) XXX vs XXX. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Client elects to waive using (REDACTED)(REDACTED) factors.

Reviewer Comment (2022-03-02): per client comment - This transaction was a part of a XXXX "Li(REDACTED) Property" exchange. The section of the closing statement labelled "Primary Charges and (REDACTED)s"  shows the XXX,XXX.XX in funds held by the (REDACTED) pending (REDACTED)letion of this transaction. DSCR is X.XX, (REDACTED) is XXX, XX.XX months of (REDACTED) (REDACTED)

Seller Comment (2022-02-28): Please consider an exception.   This transaction was a part of a XXXX "Li(REDACTED) Property" exchange.   The closing was conducted by a Qualified XXXX (REDACTED) who acted as Buyer for the Borrowing X.  In such a transaction, the (REDACTED) holds the funds obtained on the sale of a property pending the closing on the replacement property.   The funds are then used to fina(REDACTED)e the new (REDACTED).   The section of the closing statement labelled "Primary Charges and (REDACTED)s"  shows the XXX,XXX.XX in funds held by the (REDACTED) pending (REDACTED)letion of this transaction.      The (REDACTED) is an independent (REDACTED) party who held the funds in (REDACTED) pending the (REDACTED)letion of the transaction.

Reviewer Comment (2022-02-14): used the assets for closing from mechanics (REDACTED) #XXXX. We are (REDACTED)ssing XXXX Exchange money of XXX,XXX.XX.

Reviewer Comment (2022-01-13): We (REDACTED) X month (REDACTED) statement from acct #XXXX for XXX (REDACTED) bala(REDACTED)e X XX.XXand acct#XXXX for (REDACTED) (REDACTED) bala(REDACTED)e XXX,XX.XX. We X consecutive months for acct # XXXX and proof we (REDACTED)n use these funds. We are (REDACTED)ssing XXXX Exchange money of XXX,XXX.XX.

Seller Comment (2022-01-12): Asset documentation lo(REDACTED)ted and uploaded

Seller Comment (2022-01-12): Asset documentation lo(REDACTED)ted and uploaded to the (REDACTED) file
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23886659			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Lender to provide most recent X months (REDACTED) (REDACTED)				Reviewer Comment (2022-01-13): Exception cleared.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23886661			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.		Lender to provide a recent (REDACTED) for review				Reviewer Comment (2022-01-13): Exception cleared.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		23891035			Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	-	(REDACTED) is mising.				Reviewer Comment (2022-01-13): Exception cleared. Seller Comment (2022-01-12): (REDACTED) checks are a part of the background check	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364766	(Redacted)	(Redacted)		24499434			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	No more than XX DAYS from the note date per guidelines.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) XXX vs XXX. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Client elects to waive using (REDACTED)(REDACTED) factors.

Reviewer Comment (2022-03-02): per client comment - This transaction was a part of a XXXX "Li(REDACTED) Property" exchange. The section of the closing statement labelled "Primary Charges and (REDACTED)s"  shows the XXX,XXX.XX in funds held by the (REDACTED) pending (REDACTED)letion of this transaction. DSCR is X.XX, (REDACTED) is XXX, XX.XX months of (REDACTED) (REDACTED)

Seller Comment (2022-02-28): An exception is requested.  The (REDACTED) report in the (REDACTED) file is dated X/X/XXXX.  Borrower has a (REDACTED) (REDACTED) of XXX, XX points above the XXX required for a XX% (REDACTED) money (REDACTED).  The report i(REDACTED)ludes X rated Xs with one isolated late payment in XXXX.  The (REDACTED) closed on X/XX/XXXX.  Although the (REDACTED) report was XXX days old at closing, it is unli(REDACTED)ly that the (REDACTED)'s (REDACTED) (REDACTED) would (REDACTED) (REDACTED)opped XX points or more in that short period of time.   This is a (REDACTED) transaction, the borrower paid XXX,XXX into the transaction.  The DSCR is X.XX vs a guideline of X.XX.  Borrower has XX.XX months of verified (REDACTED) (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364768	(Redacted)			23777101			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Fully executed (REDACTED)X is missing for the borrowing (REDACTED)	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	We have (REDACTED) letter in file doc ID XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and appears supported by the data on the (REDACTED) (REDACTED) (REDACTED). The (REDACTED) contains a total of XX (REDACTED) of which X is an (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and XX years of (REDACTED). (REDACTED) is X.XX, (REDACTED) is XX.. Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.

Seller Comment (2022-01-19): Please es(REDACTED)late to (REDACTED)agement as there (REDACTED) been numerous discussions regarding the validity of the (REDACTED) Letter and (REDACTED). The decision was made to accept these items if a W-X is not present. Thank you for your re-consideration and for your time. (REDACTED)

Reviewer Comment (2022-01-18): Guides require an executed WX. Exception remains.

Seller Comment (2022-01-17): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364768	(Redacted)			23777287			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Most Recent Valuation Inspection Date: XX/XX/XXXX (REDACTED) End Date: XX/XX/XXXX (REDACTED) Name: (REDACTED) OF (REDACTED) (REDACTED) (REDACTED) (REDACTED) Date: XX/XX/XXXX Lender to provide a post (REDACTED) (REDACTED) inspection report				Reviewer Comment (2022-01-25): Exception cleared. Buyer Comment (2022-01-25): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364768	(Redacted)			23777349			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003						Reviewer Comment (2022-01-18): Exception has been cleared. Seller Comment (2022-01-17): The (REDACTED) appli(REDACTED)tion has been uploaded for your review. The file requires at least an initial appli(REDACTED)tion but a final appli(REDACTED)tion is not a requirement. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364768	(Redacted)			23859493			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Only (REDACTED) X month for XX (REDACTED) (REDACTED) and (REDACTED) (REDACTED) (REDACTED) are from a non borrowing (REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED)and we (REDACTED) a (REDACTED) cancellation agreement in file.				Reviewer Comment (2022-01-18): Exception cleared.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364768	(Redacted)			23859496			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Only (REDACTED) X month for XX (REDACTED) (REDACTED) and (REDACTED) (REDACTED) (REDACTED) are from a non borrowing (REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) and we (REDACTED) a (REDACTED) cancellation agreement in file.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	We have (REDACTED) letter in file doc ID XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and appears supported by the data on the (REDACTED) (REDACTED) (REDACTED). The (REDACTED) contains a total of XX (REDACTED) of which X is an (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and XX years of (REDACTED). (REDACTED) is X.XX, (REDACTED) is XX.. Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and appears supported by the data on the (REDACTED) bureau report. The report contains a total of XX Xs of which X is an (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and XX years of (REDACTED). DSCR is X.XX, X is XX.. Client elects to downgrade and waive.

Seller Comment (2022-02-17): The exception required for this transaction is to allow (REDACTED) (REDACTED) of X.XX months when guidelines require X months. The total amount of (REDACTED) required would be XX,XXX.XX x X = XXX,XXX.XX. The assets in the (REDACTED) file support X.XX months of (REDACTED) or XX,XXX.XX, a shortage of XX,XXX.XX. The overall merits of the file would support considering an exception. The (REDACTED), in addition to her X (REDACTED) business also works at Daniel Gale Sotheby's Inter(REDACTED) Realty and has done so for XX years. The additional (REDACTED)ssion earnings help support the strength of the (REDACTED) profile. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and appears supported by the data on the (REDACTED) bureau report. The report contains a total of XX Xs of which X is an (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and XX years of (REDACTED).

Reviewer Comment (2022-01-18): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) months (REDACTED) of X.XX is less than Guideline (REDACTED) months (REDACTED) of X.XX.

Reviewer Comment (2022-01-18): After closing borrower has X.XX months in (REDACTED) and guidelines requires X months for (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364769	(Redacted)			23770672			Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided						Reviewer Comment (2022-01-20): business purpose cert provided. Seller Comment (2022-01-17): The business purpose of (REDACTED) certifi(REDACTED)tion, fully executed, was uploaded for your review and consideration. This should clear this exception and if you agree, please remove the exception item.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364769	(Redacted)			23771283			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).		The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record	(REDACTED) is XXX vs XXX. (REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) is dated after Note date. Client elects to downgrade and waive Over XX months in (REDACTED) vs X. (REDACTED) is X.XX vs X.XX. Borrower has X years (REDACTED) with (REDACTED) (REDACTED)(REDACTED).	Aggregator,Owner Aggregator,Owner Owner,Aggregator Owner,Aggregator	Reviewer Comment (2022-03-02): Client elects to waive using (REDACTED)(REDACTED) factors. Reviewer Comment (2022-03-02): per client comment - The (REDACTED) (REDACTED) of XXX is XX points above the required XXX. The DSCR is X.XX. There are XX months of (REDACTED) (REDACTED) exclusive of the (REDACTED) proceeds. Borrower has X years of property (REDACTED)agement (REDACTED). Reviewer Comment (2022-02-16): Seller is requesting client to review. Seller Comment (2022-02-16): Es(REDACTED)lation to (REDACTED) for review Seller Comment (2022-02-04): reviewed/pending			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364769	(Redacted)			23919460			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		(REDACTED) agreement is signed by (REDACTED).
Reviewer Comment (2022-02-16): No restriction in guidelines about execution via POA, only issue would be if there is something unlawful about the POA per the client. Exception cleared.

Buyer Comment (2022-02-16): (REDACTED) - is there something about the POA doc itself that is problematic? No restriction in guidelines about execution via POA, only issue would be if there is something unlawful about the POA. Please advise

Seller Comment (2022-02-16): The guaranty form was signed by POA and the  the guidelines do not prohibit use of a POA when the POA offers the appropriate authorities (which the form provided does).  This has been presented to (REDACTED) twice to no avail and this exception should be cleared. Es(REDACTED)lation to Buyer

Seller Comment (2022-02-04): reviewed/pending

Reviewer Comment (2022-02-02): Correction we did not speak with our (REDACTED) dept. Client to review

Reviewer Comment (2022-01-20): (REDACTED) spo(REDACTED) to our (REDACTED) dept. regarding this and the (REDACTED) is required to sign the agreement, not the POA.

Seller Comment (2022-01-17): The guaranty form was signed by POA. However, the guidelines do not prohibit use of a POA when the POA offers the appropriate authorities. Please find attached the POA as well as the guaranty. It appears the POA meets requirements for authority. If you agree, please remove the exception.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364769	(Redacted)			23919552			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED) for borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is XXX vs XXX. (REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) is dated after Note date. Client elects to downgrade and waive Over XX months in (REDACTED) vs X.	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade. Seller Comment (2022-01-17): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364769	(Redacted)			23919554			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) is dated after Note date. Client elects to downgrade and waive Over XX months in (REDACTED) vs X.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date. Client elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received (REDACTED) for business X on X/XX/XXXX however, per lender guideline (REDACTED) check - No more than XX days from the note date. So, the document provided is not acceptable. Please provide the (REDACTED) document which fa(REDACTED) within the lender guideline. Exception remains.

Seller Comment (2022-01-27): Detailed search from (REDACTED) and background report provided.

Reviewer Comment (2022-01-20): (REDACTED) requires the govt., detailed search for the borrower and (REDACTED). All (REDACTED)s in the file reflect "all". provide detailed search from (REDACTED).

Seller Comment (2022-01-17): The (REDACTED) searches and background report (REDACTED) been uploaded for your review and consideration. Please clear this exception.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364769	(Redacted)			24799083			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Calculated (REDACTED) Cost (REDACTED) of X.XXXXX exceeds the maximum allowed per guidelines. Guidelines (REDACTED) to Cost (REDACTED) X.XX. Missing prior closing costs. Documented cost of improvements, used information from the application.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record	(REDACTED) is XXX vs XXX. (REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) is dated after Note date. Client elects to downgrade and waive Over XX months in (REDACTED) vs X. (REDACTED) is X.XX vs X.XX. Borrower has X years (REDACTED) with (REDACTED) (REDACTED)(REDACTED).	Aggregator,Owner Aggregator,Owner Owner,Aggregator Owner,Aggregator
Reviewer Comment (2022-03-02): Client elects to waive using (REDACTED)(REDACTED) factors.

Reviewer Comment (2022-03-02): per client comment - The (REDACTED) (REDACTED) of XXX is XX points above the required XXX.  The DSCR is X.XX.  There are XX months of (REDACTED) (REDACTED) exclusive of the (REDACTED) proceeds.  Borrower has X years of property (REDACTED)agement (REDACTED).

Seller Comment (2022-02-25): The (REDACTED) X (REDACTED)lculation failed to i(REDACTED)lude the interest and fees on the (REDACTED) X (REDACTED) paid off at closing (XXX,XXX per the pay off statement provided).   Revised cost is XXXX,XXX ((REDACTED) of XXXX,XXX plus XXX,XXX in improvements plus interests and fees XXX,XXX)  Revised X is X.XXX.  The (REDACTED) (REDACTED) of XXX is XX points above the required XXX.  The DSCR is X.XX.  There are XX months of (REDACTED) (REDACTED) exclusive of the (REDACTED) proceeds.  Borrower has X years of property (REDACTED)agement (REDACTED). Based on this reco(REDACTED)iliation it is reasonable to ma(REDACTED) an exception for X on this (REDACTED).

Seller Comment (2022-02-25): The (REDACTED) X (REDACTED)lculation failed to i(REDACTED)lude the interest and fees on the (REDACTED) X (REDACTED) paid off at closing (XXX,XXX per the pay off statement provided).   Revised cost is XXXX,XXX ((REDACTED) of XXXX,XXX plus XXX,XXX in improvements plus interests and fees XXX,XXX)  Revised X is X.XXX.  The (REDACTED) (REDACTED) of XXX is XX points above the required XXX.  The DSCR is X.XX.  There are XX months of (REDACTED) (REDACTED) exclusive of the (REDACTED) proceeds.  Borrower has X years of property (REDACTED)agement (REDACTED).

Seller Comment (2022-02-16): The (REDACTED)(REDACTED) factors on this (REDACTED) is that there is XX% equity and a X.XX DSCR.

Seller Comment (2022-02-16): Es(REDACTED)lation to (REDACTED) for review
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364770	(Redacted)			23785364			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003						Reviewer Comment (2022-01-20): Exception cleared Seller Comment (2022-01-16): Please find attached the XXXX for your review and consideration. The initial XXXX is sufficient and no final appli(REDACTED)tion is required as this is a DSCR transaction.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364770	(Redacted)			23785675			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.						Reviewer Comment (2022-01-27): Downsta(REDACTED) lease provided. Seller Comment (2022-01-25): There are (REDACTED) lease agreements in the (REDACTED) file. One for the u(REDACTED)ta(REDACTED) and one for the downsta(REDACTED) unit. The combination of both of those agreements is XX,XXX + XXXXX for a monthly (REDACTED) amount of XX,XXX. The mar(REDACTED)t rent is XX,XXX. The lower would be the combination of the (REDACTED) leases with (REDACTED) of XX,XXX.XX. XX,XXX/XXXXX.XX=DSCR of X.XX which meets requirements. Please remove the exception. Thank you.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364770	(Redacted)			23919580			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		(REDACTED) agreement is signed by (REDACTED).
Reviewer Comment (2022-02-22): We (REDACTED) POA agreement in file. Per buyer - so long as the POA is a (REDACTED)ly enforceable doc, this is allowed Exception cleared.

Seller Comment (2022-02-04): reviewed/pending

Reviewer Comment (2022-02-02): Correction we did not speak with our (REDACTED) dept. Client to review.

Reviewer Comment (2022-01-21): (REDACTED) spo(REDACTED) to our (REDACTED) dept., and the (REDACTED) agreement must be signed by the (REDACTED).

Seller Comment (2022-01-16): The personal guaranty for the transaction (REDACTED) be signed by a specific power of attorney, given the document contains the required authorities. Please find attached the power of attorney and the guaranty document. It appears the documentation meets requirements. If you agree, please remove the exception item. Thank you.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364770	(Redacted)			23919641			Credit	Investment Product	General	Investment Product	Lease Remaining Months of		Current (REDACTED) expired, need an executed (REDACTED), per guidelines:(REDACTED) transactions - (REDACTED) properties must be (REDACTED) at the time of closing and the (REDACTED) must provide evidence that the (REDACTED) has been (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.
We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is dated after Note date. The property was acquired on (REDACTED) for a (REDACTED)(REDACTED) price of XXXX,XXX. The note amount is XXXX,XXX divided by the (REDACTED)(REDACTED) price of XXXX,XXX results in an (REDACTED) of X.XXXX. The subject transaction is a (REDACTED)/(REDACTED) with the borrower bringing XX,XXX.XX to closing. Although no additional documentation was located in the file regarding updates and improvements, the appraiser outlined that the kitchen was remodeled in less than one year and that the bathrooms were also remodeled within the same timeline. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be supported by the information on the (REDACTED) (REDACTED) (REDACTED). The (REDACTED) reflected XX (REDACTED) of which X were (REDACTED) and X were (REDACTED). The (REDACTED) had (REDACTED) dating back to XX-XX-XX.  The property (REDACTED) (REDACTED) form showed X properties and (REDACTED) from XXXX. The file contained (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) Post-Closing.

(REDACTED) is XXX vs XXX.

over XX months in (REDACTED) vs XX.

(REDACTED) is X.XX vs X.XX.
																Aggregator,Owner Owner Owner,Aggregator
Reviewer Comment (2022-03-02): Client elects to waive using The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be supported by the information on the (REDACTED) bureau report. The report reflected XX Xs of which X were X and X were X. The (REDACTED) had (REDACTED) dating back to XX-XX-XX.  The property (REDACTED)agement (REDACTED) form showed X properties and (REDACTED) from XXXX. XX.XX (REDACTED) (REDACTED) Post-Closing. DSCR is X.XX, XX.X X

Reviewer Comment (2022-03-02): Per client comment - The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be supported by the information on the (REDACTED) bureau report. The report reflected XX Xs of which X were X and X were X. The (REDACTED) had (REDACTED) dating back to XX-XX-XX.  The property (REDACTED)agement (REDACTED) form showed X properties and (REDACTED) from XXXX. XX.XX (REDACTED) (REDACTED) Post-Closing. DSCR is X.XX, XX.X X

Reviewer Comment (2022-03-02): XX/XX/XXXX Client to review. Unable to comment on "implied" month to month tena(REDACTED)y per lease - wording is not present. Appraisal (REDACTED)leted in June XXXX shows (REDACTED) (REDACTED) and pictures support, yes. (REDACTED) months (REDACTED) statements are provided (unsure where the figure X months comes from as only X months statements (REDACTED) been provided). Client to review if (REDACTED) (REDACTED) appraisal is sufficient to accept expired lease without month to month verbiage.

Seller Comment (2022-03-01): The appraiser outlined that the (REDACTED)chen was remodeled in less than one year and that the bathrooms were also remodeled within the same timeline. Given the updates to the property and the overall strength of the file, it is reasonable to consider an exception to allow the varia(REDACTED)e in the X (REDACTED)lculation. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be supported by the information on the (REDACTED) bureau report. The report reflected XX Xs of which X were X and X were X. The (REDACTED) had (REDACTED) dating back to XX-XX-XX.  The property (REDACTED)agement (REDACTED) form showed X properties and (REDACTED) from XXXX. The file contained assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) Post-Closing. For these reasons, the varia(REDACTED)e to X appears reasonable.

Buyer Comment (2022-02-28): (REDACTED) to review the additional documentation and commentary provided by the Seller.

Reviewer Comment (2022-02-28): XX/XX/XXXX Client to review.

Seller Comment (2022-02-25): (REDACTED) please review: Although the lease does not indi(REDACTED)te it goes month to month at the end of the term, Its implied and the Lender collected X months (REDACTED) statements to show proof of receipt of rents. Additionally, the appraisal (REDACTED)leted X/XX/XX (less than XX days old at the time of ori(REDACTED)tion, acceptable at the time for our standards). I (REDACTED) attached the appraisal and the last (REDACTED) statement(s) and proof of receipt of rents from the (REDACTED)s. This is (REDACTED)g placed in the Buyer q

Seller Comment (2022-02-23): Although the lease does not indi(REDACTED)te it goes month to month at the end of the term, Its implied and the Lender collected X months (REDACTED) statements to show proof of receipt of rents. Additionally, the appraisal (REDACTED)leted X/XX/XX (less than XX days old at the time of ori(REDACTED)tion, acceptable at the time for our standards). I (REDACTED) attached the appraisal and the last (REDACTED) statement(s) and proof of receipt of rents from the (REDACTED)s. This is (REDACTED)g placed in the Buyer q

Seller Comment (2022-02-23): Although the lease does not indi(REDACTED)te it goes month to month at the end of the term, Its implied and we collected X months (REDACTED) statements to show proof of receipt of rents. Additionally, the appraisal (REDACTED)leted X/XX/XX (less than XX days old at the time of ori(REDACTED)tion, acceptable at the time for our standards). I (REDACTED) attached the appraisal and the last (REDACTED) statement(s) and proof of receipt of rents from the (REDACTED)s.

Seller Comment (2022-02-15): reviewed/pending

Seller Comment (2022-02-04): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364770	(Redacted)			23919650			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.
We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is dated after Note date. The property was acquired on (REDACTED) for a (REDACTED)(REDACTED) price of XXXX,XXX. The note amount is XXXX,XXX divided by the (REDACTED)(REDACTED) price of XXXX,XXX results in an (REDACTED) of X.XXXX. The subject transaction is a (REDACTED)/(REDACTED) with the borrower bringing XX,XXX.XX to closing. Although no additional documentation was located in the file regarding updates and improvements, the appraiser outlined that the kitchen was remodeled in less than one year and that the bathrooms were also remodeled within the same timeline. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be supported by the information on the (REDACTED) (REDACTED) (REDACTED). The (REDACTED) reflected XX (REDACTED) of which X were (REDACTED) and X were (REDACTED). The (REDACTED) had (REDACTED) dating back to XX-XX-XX.  The property (REDACTED) (REDACTED) form showed X properties and (REDACTED) from XXXX. The file contained (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) Post-Closing.

(REDACTED) is XXX vs XXX.
																Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date. Client elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received (REDACTED) document for borrowing X. However, it is more than XX days from the Note Date. As per guideline, require (REDACTED) document within XX days of Note date. Exception remains.

Seller Comment (2022-01-27): Detailed (REDACTED) search and background report provided.

Reviewer Comment (2022-01-20): (REDACTED) requires the govt., detailed search for the borrower and (REDACTED). All (REDACTED)s in the file reflect "all". provide detailed search from (REDACTED).

Seller Comment (2022-01-16): The (REDACTED) is a (REDACTED) member (REDACTED). Please find attached the (REDACTED) searches and a copy of the background report for the (REDACTED) showing (REDACTED) no listing. If you agree this is sufficient, please remove the exception item.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364770	(Redacted)			23919653			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED) for borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.
We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is dated after Note date. The property was acquired on (REDACTED) for a (REDACTED)(REDACTED) price of XXXX,XXX. The note amount is XXXX,XXX divided by the (REDACTED)(REDACTED) price of XXXX,XXX results in an (REDACTED) of X.XXXX. The subject transaction is a (REDACTED)/(REDACTED) with the borrower bringing XX,XXX.XX to closing. Although no additional documentation was located in the file regarding updates and improvements, the appraiser outlined that the kitchen was remodeled in less than one year and that the bathrooms were also remodeled within the same timeline. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be supported by the information on the (REDACTED) (REDACTED) (REDACTED). The (REDACTED) reflected XX (REDACTED) of which X were (REDACTED) and X were (REDACTED). The (REDACTED) had (REDACTED) dating back to XX-XX-XX.  The property (REDACTED) (REDACTED) form showed X properties and (REDACTED) from XXXX. The file contained (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) Post-Closing.

(REDACTED) is XXX vs XXX.
																Aggregator,Owner	Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-16): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364770	(Redacted)			24696091			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XX.XX.XX. We are missing prior closing (REDACTED) , used improvements listed on application	The representative FICO score exceeds the guideline minimum by at least 40 points.
We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is dated after Note date. The property was acquired on (REDACTED) for a (REDACTED)(REDACTED) price of XXXX,XXX. The note amount is XXXX,XXX divided by the (REDACTED)(REDACTED) price of XXXX,XXX results in an (REDACTED) of X.XXXX. The subject transaction is a (REDACTED)/(REDACTED) with the borrower bringing XX,XXX.XX to closing. Although no additional documentation was located in the file regarding updates and improvements, the appraiser outlined that the kitchen was remodeled in less than one year and that the bathrooms were also remodeled within the same timeline. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be supported by the information on the (REDACTED) (REDACTED) (REDACTED). The (REDACTED) reflected XX (REDACTED) of which X were (REDACTED) and X were (REDACTED). The (REDACTED) had (REDACTED) dating back to XX-XX-XX.  The property (REDACTED) (REDACTED) form showed X properties and (REDACTED) from XXXX. The file contained (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) Post-Closing.

(REDACTED) is XXX vs XXX.
																Aggregator,Owner
Reviewer Comment (2022-02-24): The property was acquired on XX/XX/XXXX for a (REDACTED) price of XXXX,XXX. The note amount is XXXX,XXX divided by the (REDACTED) price of XXXX,XXX results in an X of X.XXXX. The subject transaction is a rate/term with the borrower bringing XX,XXX.XX to closing. Although no additional documentation was lo(REDACTED)ted in the file regarding updates and improvements, the appraiser outlined that the (REDACTED)chen was remodeled in less than one year and that the bathrooms were also remodeled within the same timeline. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be supported by the information on the (REDACTED) bureau report. The report reflected XX Xs of which X were X and X were X. The (REDACTED) had (REDACTED) dating back to XX-XX-XX.  The property (REDACTED)agement (REDACTED) form showed X properties and (REDACTED) from XXXX. The file contained assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) Post-Closing. Client elects to downgrade and waive.

Seller Comment (2022-02-23): The exception presented by the Lender is to allow the (REDACTED)lculated X of X.XXXX when the guideline m(REDACTED)imum is .XX. The property was acquired on XX/XX/XXXX for a (REDACTED) price of XXXX,XXX. The note amount is XXXX,XXX divided by the (REDACTED) price of XXXX,XXX results in an X of X.XXXX. The subject transaction is a rate/term with the borrower bringing XX,XXX.XX to closing. Although no additional documentation was lo(REDACTED)ted in the file regarding updates and improvements, the appraiser outlined that the (REDACTED)chen was remodeled in less than one year and that the bathrooms were also remodeled within the same timeline. Given the updates to the property and the overall strength of the file, it is reasonable to consider an exception to allow the varia(REDACTED)e in the X (REDACTED)lculation. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be supported by the information on the (REDACTED) bureau report. The report reflected XX Xs of which X were X and X were X. The (REDACTED) had (REDACTED) dating back to XX-XX-XX.  The property (REDACTED)agement (REDACTED) form showed X properties and (REDACTED) from XXXX. The file contained assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) Post-Closing. For these reasons, the varia(REDACTED)e to X appears reasonable.

Reviewer Comment (2022-02-14): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364771	(Redacted)	(Redacted)		23867053			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) is missing for borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX and is date X(REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is date XX//XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364771	(Redacted)	(Redacted)		23870531			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED) and (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX and is date X(REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-02-01): Received (REDACTED) for business X on X/XX/XXXX however, per lender guideline (REDACTED) check - No more than XX days from the note date. So, the document provided is not acceptable. Please provide the (REDACTED) document which fa(REDACTED) within the lender guideline. And also required separate (REDACTED) for (REDACTED) too he(REDACTED)e Exception remains.

Seller Comment (2022-01-28): (REDACTED) on borrowing X uploaded.

Reviewer Comment (2022-01-21): (REDACTED) need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed for borrowing X. Exception remains for borrowing X only.

Seller Comment (2022-01-20): OFA/Background check only required on (REDACTED)(s) u(REDACTED)ss borrowing X is an individual.  Background check already in file.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364772	(Redacted)	(Redacted)		23758774			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2022-03-15): Exception cleared.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364772	(Redacted)	(Redacted)		23773654			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided		The preliminary title in file (REDACTED) the (REDACTED) is currently vested in the (REDACTED)'s and (REDACTED)'s (REDACTED)' name. The (REDACTED) did not sign the Security Instrument and a Quit Claim Deed is not evident in file.				Reviewer Comment (2022-02-24): Per client - Per (REDACTED)s fee(REDACTED)ck. (REDACTED) is on joint X to show (REDACTED)'s liquidity, nothing related to the (REDACTED). Seller Comment (2022-02-23): Waiver of (REDACTED) consent requested	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364772	(Redacted)	(Redacted)		23776458			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Both copies in file are estimated settlement (REDACTED).
Reviewer Comment (2022-03-14): Exception cleared.

Seller Comment (2022-03-11): Final Settlement statement attached

Reviewer Comment (2022-03-11): We need to confirm the fees and costs at closing.  There could be signifi(REDACTED)nt swing in Xto/from Borrower that would fluctuation various aspects of guidelines at the time of closing ((REDACTED), etc.).  Exception remains

Seller Comment (2022-03-11): This exception  should be removed. The HUD Provided is the HUD available and as required as the property is in the state of  (REDACTED) and this is standard process. The process of closing happens in three separate events in the State of (REDACTED):
- (REDACTED) Signing - Where all (REDACTED) documents are signed and notarized as required.
- (REDACTED) Funding - When the lender releases funds to title.
- Recording - When the deed, deed of (REDACTED), and a(REDACTED) other recordable documents are recorded at the County Recorder's office. This event signifies the "closing" or "close of escrow."
" AFTER escrow receives confirmation from title that the documents (REDACTED) recorded, the escrow officer will verify all charges and prorations and issue the final settlement statements.
" It is important to understand that in (REDACTED), the consummation, closing, settlement and disbursement dates are not all the same, and that the closing date is considered to be the date the documents record. Based on this the HUD that is on hand is the correct one.

Reviewer Comment (2022-03-08): The closing statement that was provided is mar(REDACTED)d as an estimate and notes that the "figures are subject to change."  Exception is for the final figures as evide(REDACTED)e that nothing has changed. You review and waive with (REDACTED) factors to use an estimated HUD.

Seller Comment (2022-03-03): HUD/Settlement Statement uploaded for your review. This is a (REDACTED) (REDACTED) and no final settlement statement is required. Please clear this exception. Thank you.

Reviewer Comment (2022-03-01): The closing statement that was provided is mar(REDACTED)d as an estimate and notes that the "figures are subject to change."  Exception is for the final figures as evide(REDACTED)e that nothing has changed.

Buyer Comment (2022-03-01): Does (REDACTED) disagree that an estimated HUD is what's received in (REDACTED) for all (REDACTED)s? Please ad(REDACTED)ess the specific comment.

Reviewer Comment (2022-02-24): Closing statement needs to reflect "Final" and not Estimate * These figures are subject to change". Exception remains.

Seller Comment (2022-02-23): Estimated HUD is exactly what is received in the State of (REDACTED) on all (REDACTED)s. This exception should be waived

Reviewer Comment (2022-02-09): The closing statement that was provided is mar(REDACTED)d as an estimate and notes that the "figures are subject to change."  Exception is for the final figures as evide(REDACTED)e that nothing has changed.

Seller Comment (2022-02-08): Business Purpose (REDACTED)s are not subject to standard residential (REDACTED) requirements. The closing statement provided is signed and dated as of the closing date.   An estimated statement provided at document signing, with the final provided as a trailing document is standard in an escrow state.    The subject transaction is a X refina(REDACTED)e; (REDACTED) has identified no data on the settlement statement that is not in (REDACTED) with the guidelines.  Please clear this condition.

Reviewer Comment (2022-01-20): Closing statement provided is estimated.

Seller Comment (2022-01-16): The executed Settlement Statement has been uploaded for your review and consideration. Please clear this exception.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364772	(Redacted)	(Redacted)		23803145			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) is missing for the borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) is dated after Note date. The (REDACTED) in the file supports the XXX,XXX.XX documented in the (REDACTED) (REDACTED) (equal to X months of (REDACTED).  And the HUD (REDACTED) that the Borrower received XXX,XXX,XX in (REDACTED) (REDACTED) at closing.  These (REDACTED) provide an additional  XX.X months of (REDACTED).  (REDACTED) (REDACTED) is XXX, (REDACTED) is X.XX.The (REDACTED) out (REDACTED) are allowed to be (REDACTED) to cover (REDACTED) (REDACTED)uant to the guidelines. Property was acquired (REDACTED) for XXX,XXX.  Per the appraisal, the property was updated and (REDACTED) appears to have been additional square footage added.   The original balance on the (REDACTED)(REDACTED) money (REDACTED) was XXXX,XXX, supporting the (REDACTED) that the property was  renovated.   Interest on the (REDACTED) is at XX,XXX.XX per month per the payoff statement; the XX months of interest not included in the payoff are included in the (REDACTED) (REDACTED) and add an additional XXXXXX.XX + payoff of balance on the existing (REDACTED) of XXXX,XXX.XX equals a minimum cost of XXXX,XXX.XX. (REDACTED) is XX.XX. Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade. Seller Comment (2022-01-16): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364772	(Redacted)	(Redacted)		23805023			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) is dated after Note date. The (REDACTED) in the file supports the XXX,XXX.XX documented in the (REDACTED) (REDACTED) (equal to X months of (REDACTED).  And the HUD (REDACTED) that the Borrower received XXX,XXX,XX in (REDACTED) (REDACTED) at closing.  These (REDACTED) provide an additional  XX.X months of (REDACTED).  (REDACTED) (REDACTED) is XXX, (REDACTED) is X.XX.The (REDACTED) out (REDACTED) are allowed to be (REDACTED) to cover (REDACTED) (REDACTED)uant to the guidelines. Property was acquired (REDACTED) for XXX,XXX.  Per the appraisal, the property was updated and (REDACTED) appears to have been additional square footage added.   The original balance on the (REDACTED)(REDACTED) money (REDACTED) was XXXX,XXX, supporting the (REDACTED) that the property was  renovated.   Interest on the (REDACTED) is at XX,XXX.XX per month per the payoff statement; the XX months of interest not included in the payoff are included in the (REDACTED) (REDACTED) and add an additional XXXXXX.XX + payoff of balance on the existing (REDACTED) of XXXX,XXX.XX equals a minimum cost of XXXX,XXX.XX. (REDACTED) is XX.XX. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received (REDACTED) document for borrowing X. However, it is more than XX days from the Note Date. As per guideline, require (REDACTED) document within XX days of Note date. Exception remains.

Seller Comment (2022-01-27): The (REDACTED) searches as well as the background check for the (REDACTED) and borrower with detailed search (REDACTED) been uploaded.

Reviewer Comment (2022-01-20): (REDACTED) requires the govt., detailed search for the borrower and (REDACTED). All (REDACTED)s in the file reflect "all". provide detailed search from (REDACTED).

Seller Comment (2022-01-16): The (REDACTED) searches as well as the background check for the (REDACTED) (REDACTED) been uploaded for your review and consideration. Please clear this item.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364772	(Redacted)	(Redacted)		23805299			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		The preliminary title report in file (REDACTED) the title vesting as (REDACTED) (REDACTED) (REDACTED)and (REDACTED) (REDACTED)-(REDACTED), (REDACTED) and (REDACTED) as community (REDACTED) with right of survivorship. The Grand Deed in file dated XX/XX/XXXX (REDACTED) (REDACTED) (REDACTED) (REDACTED), a (REDACTED) (REDACTED) as (REDACTED) (REDACTED) and separate estate and was deeded by (REDACTED) (REDACTED).
Reviewer Comment (2022-03-15): Exception cleared.

Seller Comment (2022-03-15): Final title policy attached clearly evide(REDACTED)ing what the final settlement statement evide(REDACTED)ed which is that a deed was recorded to (REDACTED) (REDACTED) (REDACTED) the borrower X - remove this exception please

Reviewer Comment (2022-03-14): Unfortunately, a Deed recording fee does not prove that the property is in the name of the borrower who is refina(REDACTED)ing the (REDACTED).  The title shows an individual, the Security instrument shows an (REDACTED), we need to see that the property is in the (REDACTED)'s name. Exception remains.

Seller Comment (2022-03-11): The Settlement statement attached evide(REDACTED)ing a recording fee for a deed - this would be the deed to the Borrower X. I spo(REDACTED) with the title (REDACTED)a(REDACTED) and requested the final title policy and they are working to finalize it but this should clear the issue as to if a deed was executed at closing.

Reviewer Comment (2022-03-11): The deed was transferred to the (REDACTED)A. (REDACTED), title shows (REDACTED)A. (REDACTED) and (REDACTED) (REDACTED)-(REDACTED), however the borrower is (REDACTED) (REDACTED) (REDACTED), (REDACTED) (REDACTED) liability (REDACTED)a(REDACTED), this is a refina(REDACTED)e and we do not (REDACTED) a deed from (REDACTED)A. (REDACTED) (or (REDACTED)A. (REDACTED) and (REDACTED) (REDACTED)-(REDACTED)) to (REDACTED) (REDACTED) (REDACTED), (REDACTED) (REDACTED) liability (REDACTED)a(REDACTED). Exception remains.

Seller Comment (2022-03-11): Es(REDACTED)lated to (REDACTED) (REDACTED)agement cc (REDACTED): (REDACTED) has placed an exception on this (REDACTED) that "Title vesting does not co(REDACTED)ur with deed" this is based upon what (REDACTED) indi(REDACTED)tes as follows: The pr(REDACTED)nary title report in file reflects the title vesting as(REDACTED), (REDACTED) and (REDACTED) as community property with right of survivorship. The Grand Deed in file dated XX/XX/XXXX reflects (REDACTED)A (REDACTED), a (REDACTED) (REDACTED) as his (REDACTED) and separate estate and was deeded by (REDACTED). (REDACTED) has advised (REDACTED) at this time on multiple oc(REDACTED)sions that the Grant Deed refere(REDACTED)ed in the (REDACTED) exception, that appears on page XXX of the Clarity (REDACTED) file under the file section labelled "Deeds/Warranty/Grant".  is a CORRECTIVE DEED  and although it is dated X/XX/XX this has NO impact on the chain of title refere(REDACTED)ed in the title (REDACTED). The face of this deed on page XXX states in bold type "CORRECTIVE DEED TRANSFER T(REDACTED)ES PAID ON DEED RECORDED XXXX-XXXXXXX this points to the ori(REDACTED)l deed recorded that predates the transfer to vest title as stated in the (REDACTED) - please remove this exception

Reviewer Comment (2022-02-24): On the title (REDACTED) Information notes Section #X Deed recorded on XX/XX/XXXX to "(REDACTED) and wide a community property with right of survivorship"  to  "A (REDACTED) (REDACTED) as his (REDACTED) and separate property" on XX/XX/XXXX. Exception remains.

Seller Comment (2022-02-23): The Grant Deed refere(REDACTED)ed in the (REDACTED) exception appears on page XXX of the Clarity (REDACTED) file under the file section labelled "Deeds/Warranty/Grant".    The language confir(REDACTED)ng that this is a "Corrective Deed appears to the left and slightly below the (REDACTED)ption "GRANT DEED"

Reviewer Comment (2022-02-10): Please point out the doc ID in the file that states the change. The file has been reviewed and nothing in the file confirms this change.

Seller Comment (2022-02-08): The document, as shown in the (REDACTED) file, clearly states that the document is filed as a correction to a XXXX deed.  It does not change the vesting of the property.   The title report shows that title was converted to community property via a deed filed X/XX/XXXX.  Corrections to the early XXXX document does not inval(REDACTED)te the XXXX transfer.     Please remove this exception.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364772	(Redacted)	(Redacted)		23847428			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Funds from the (REDACTED) (REDACTED) (REDACTED) were not considered as only a (REDACTED) month (REDACTED) was provided; when X months are required.	The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) is dated after Note date. The (REDACTED) in the file supports the XXX,XXX.XX documented in the (REDACTED) (REDACTED) (equal to X months of (REDACTED).  And the HUD (REDACTED) that the Borrower received XXX,XXX,XX in (REDACTED) (REDACTED) at closing.  These (REDACTED) provide an additional  XX.X months of (REDACTED).  (REDACTED) (REDACTED) is XXX, (REDACTED) is X.XX.The (REDACTED) out (REDACTED) are allowed to be (REDACTED) to cover (REDACTED) (REDACTED)uant to the guidelines. Property was acquired (REDACTED) for XXX,XXX.  Per the appraisal, the property was updated and (REDACTED) appears to have been additional square footage added.   The original balance on the (REDACTED)(REDACTED) money (REDACTED) was XXXX,XXX, supporting the (REDACTED) that the property was  renovated.   Interest on the (REDACTED) is at XX,XXX.XX per month per the payoff statement; the XX months of interest not included in the payoff are included in the (REDACTED) (REDACTED) and add an additional XXXXXX.XX + payoff of balance on the existing (REDACTED) of XXXX,XXX.XX equals a minimum cost of XXXX,XXX.XX. (REDACTED) is XX.XX. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED) statement in the file supports the XXX,XXX.XX documented in the (REDACTED) (REDACTED) statement (equal to X months of (REDACTED)).  And the HUD confirms that the Borrower received XXX,XXX,XX in (REDACTED) proceeds at closing.  These proceeds provide an additional  XX.X months of (REDACTED).  (REDACTED) (REDACTED) is XXX, DSCR is X.XX.The X proceeds are allowed to be used to cover (REDACTED) pursuant to the guidelines. Client elects to downgrade and waive.

Reviewer Comment (2022-02-24): Client to review and approve.

Seller Comment (2022-02-23): (REDACTED) indi(REDACTED)tes that the (REDACTED) in the file are only documented with X month of (REDACTED) statements versus the required XX days per guidelines. We believe it is reasonable to ma(REDACTED) an exception on this (REDACTED) as the (REDACTED) statement in the file supports the XXX,XXX.XX documented in the (REDACTED) (REDACTED) statement (equal to X months of (REDACTED)).  And the HUD confirms that the Borrower received XXX,XXX,XX in (REDACTED) proceeds at closing.  These proceeds provide an additional  XX.X months of (REDACTED).  (REDACTED) (REDACTED) is XXX, DSCR is X.XX.The X proceeds are allowed to be used to cover (REDACTED) pursuant to the guidelines.

Seller Comment (2022-02-23): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364772	(Redacted)	(Redacted)		23858257			Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.						Reviewer Comment (2022-01-20): Provided Seller Comment (2022-01-16): The hazard insura(REDACTED)e policy information has been uploaded for your review and consideration. The XXX BFU is a commercial loss endorsement which provides the subject has full commercial coverage. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364772	(Redacted)	(Redacted)		24696122			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated XX.XX.XX - We are missing prior closing (REDACTED) and used (REDACTED) made per application.	The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) is dated after Note date. The (REDACTED) in the file supports the XXX,XXX.XX documented in the (REDACTED) (REDACTED) (equal to X months of (REDACTED).  And the HUD (REDACTED) that the Borrower received XXX,XXX,XX in (REDACTED) (REDACTED) at closing.  These (REDACTED) provide an additional  XX.X months of (REDACTED).  (REDACTED) (REDACTED) is XXX, (REDACTED) is X.XX.The (REDACTED) out (REDACTED) are allowed to be (REDACTED) to cover (REDACTED) (REDACTED)uant to the guidelines. Property was acquired (REDACTED) for XXX,XXX.  Per the appraisal, the property was updated and (REDACTED) appears to have been additional square footage added.   The original balance on the (REDACTED)(REDACTED) money (REDACTED) was XXXX,XXX, supporting the (REDACTED) that the property was  renovated.   Interest on the (REDACTED) is at XX,XXX.XX per month per the payoff statement; the XX months of interest not included in the payoff are included in the (REDACTED) (REDACTED) and add an additional XXXXXX.XX + payoff of balance on the existing (REDACTED) of XXXX,XXX.XX equals a minimum cost of XXXX,XXX.XX. (REDACTED) is XX.XX. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-02-24): Property was acquired on X/XX/XXXX for XXX,XXX.  Per the appraisal, the property was updated and there appears to (REDACTED) been additional square footage added.   The ori(REDACTED)l bala(REDACTED)e on the (REDACTED) money (REDACTED) was XXXX,XXX, supporting the co(REDACTED)lusion that the property was  renovated.   Interest on the (REDACTED) is at XX,XXX.XX per month per the payoff statement; the XX months of interest not i(REDACTED)luded in the payoff are i(REDACTED)luded in the X (REDACTED)lculation and add an additional XXXXXX.XX + payoff of bala(REDACTED)e on the existing (REDACTED) of XXXX,XXX.XX equals a (REDACTED)nimum cost of XXXX,XXX.XX. X is XX.XX. Client elects to downgrade and waive.

Reviewer Comment (2022-02-24): Client to review and approve.

Seller Comment (2022-02-23): Exception request to (REDACTED): (REDACTED)'s X (REDACTED)lculation does not i(REDACTED)lude all costs documented in the (REDACTED) file - revised X in no higher than X.XX.      Property was acquired on X/XX/XXXX for XXX,XXX.  Per the appraisal, the property was updated and there appears to (REDACTED) been additional square footage added.   The ori(REDACTED)l bala(REDACTED)e on the (REDACTED) money (REDACTED) was XXXX,XXX, supporting the co(REDACTED)lusion that the property was  renovated.   Interest on the (REDACTED) is at XX,XXX.XX per month per the payoff statement; the XX months of interest not i(REDACTED)luded in the payoff are i(REDACTED)luded in the X (REDACTED)lculation and add an additional XXXXXX.XX + payoff of bala(REDACTED)e on the existing (REDACTED) of XXXX,XXX.XX equals a (REDACTED)nimum cost of XXXX,XXX.XX

Reviewer Comment (2022-02-14): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364773	(Redacted)			23750558			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.		Sale price is XXXX,XXX.XX, appraised value XXXX,XXX.XX, which exceeds (REDACTED)/(REDACTED) XX%.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED)(REDACTED) Agreement Addendum and appraisal show and acknowledge a XXXXK (REDACTED)(REDACTED) price, XX (REDACTED). (REDACTED) is X.XX, (REDACTED) is XXX, XXX.XX monthly (REDACTED)	Aggregator,Owner
Reviewer Comment (2022-02-24): (REDACTED) Agreement Addendum and appraisal show and acknowledge a XXXXK (REDACTED) price, XX X. DSCR is X.XX, (REDACTED) is XXX, XXX.XX monthly (REDACTED). Client elects to downgrade and waive.

Seller Comment (2022-02-17): Es(REDACTED)lation to (REDACTED) - Please refer to the (REDACTED) agreement addendum on page XXX of your file, outlines that the actual transfer (REDACTED) price is XXXX,XXX/XXXX,XXX would be .XX. Please remove the exception. A portion of this was an assignment fee and even (REDACTED) allows for this to be i(REDACTED)luded in a (REDACTED) price.

Reviewer Comment (2022-02-16): XX/XX/XXXX Discussed with (REDACTED) and Assignment fee (REDACTED)nnot be i(REDACTED)luded as part of (REDACTED) Price. Price to be used for X (REDACTED)lculation is per sales price on HUD. Per guidelines, (REDACTED)lculations is (REDACTED) amount on ori(REDACTED)tion date/ divided by lesser of appraised value or HUD (REDACTED) price, it does not i(REDACTED)lude assignment fee. Exception remains.

Reviewer Comment (2022-02-16): XX/XX/XXXX Per (REDACTED) agreement of XXXXK and XXXK assignment fee - actual PP is XXXXK. X is XX%.

Seller Comment (2022-02-16): Please refer to the (REDACTED) agreement addendum on page XXX of your file, outlines that the actual transfer (REDACTED) price is XXXX,XXX/XXXX,XXX would be .XX. Please remove the exception.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364773	(Redacted)			23925803			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing for borrowing (REDACTED). (REDACTED) missing.	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX and is date (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). We are missing prior closing statements and (REDACTED) is no documentation of any improvements made.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is date XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-20): Please provide more detail. Unable to deter(REDACTED)ne what is (REDACTED)ssing.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364773	(Redacted)			23925879			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED) and (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX and is date (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). We are missing prior closing statements and (REDACTED) is no documentation of any improvements made.	Aggregator,Owner
Reviewer Comment (2022-02-02): We are (REDACTED)ssing prior closing statements and there is no documentation of a(REDACTED) improvements made.

Reviewer Comment (2022-02-01): Received (REDACTED) for borrowing X but still required (REDACTED) (REDACTED) details. however exception is remain.

Seller Comment (2022-01-28): Detailed (REDACTED) for borrowing X provided.

Reviewer Comment (2022-01-21): (REDACTED) requires an (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed for borrowing X. Exception remains.

Seller Comment (2022-01-20): Background/(REDACTED) check only required on borrowing X if an individual.  Background check for (REDACTED) with (REDACTED) i(REDACTED)luded already in file.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364774	(Redacted)			23792864			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Report in the file is not for (REDACTED).				Reviewer Comment (2022-01-13): Received Background check document for (REDACTED) he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): Background Check provided.	(Redacted)			1	A			Investment	Purchase		D	B	D	B			A	A			No
216364774	(Redacted)			23792880			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided						Reviewer Comment (2022-01-27): Provided Reviewer Comment (2022-01-18): Requires, exception remains. Seller Comment (2022-01-17): The closing protection letter is not a required document for DSCR (REDACTED) transactions. However, the (REDACTED) agreement has been uploaded for your review. If you agree, please clear this item.	(Redacted)			1	A			Investment	Purchase		D	B	D	B			A	A			No
216364774	(Redacted)			23853037			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) is missing for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-17): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B			Investment	Purchase		D	B	D	B			A	A			No
216364774	(Redacted)			23932419			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		If (REDACTED) is an existing (REDACTED) on the (REDACTED) that is (REDACTED) transferred to the (REDACTED), Lender must review the (REDACTED) to ensure (REDACTED) is no language in the (REDACTED) that could place the (REDACTED) lien (REDACTED) originated in a lesser lien position. No more than (REDACTED) units of a X-unit (REDACTED) (REDACTED) be (REDACTED) at origination per guidelines.				Reviewer Comment (2022-01-18): Exception cleared. Seller Comment (2022-01-17): The lease agreement has verbiage regarding renewal so would be in effect. Further, the security instrument with assignment of rents handles the transfer of the lease agreement. Please clear the exception item or provide clarity regarding a(REDACTED) potential issue. Thank you.	(Redacted)			1	A			Investment	Purchase		D	B	D	B			A	A			No
216364775	(Redacted)	(Redacted)		23752643			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	(REDACTED) date XX/XX/XXXX is XX days prior to the XX/XX/XXXX note date.	The representative FICO score exceeds the guideline minimum by at least 40 points.	Compensating Factor - (REDACTED) is X.XX, (REDACTED) is XXX, XX.XX months of (REDACTED), XX.X (REDACTED)	Aggregator,Owner	Reviewer Comment (2022-02-23): (REDACTED)(REDACTED) Factor - DSCR is X.XX, (REDACTED) is XXX, XX.XX months of (REDACTED), XX.X X. Client elects to waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364775	(Redacted)	(Redacted)		23752710			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.						Reviewer Comment (2022-01-25): Exception cleared. Buyer Comment (2022-01-25): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364775	(Redacted)	(Redacted)		23805680			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) is missing for the borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364775	(Redacted)	(Redacted)		23872223			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED) and (REDACTED).				Reviewer Comment (2022-01-20): Received (REDACTED) for borrowing X and (REDACTED) he(REDACTED)e Exception is cleared. Seller Comment (2022-01-18): (REDACTED) check is i(REDACTED)luded in Background check already in file.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364775	(Redacted)	(Redacted)		24547669			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Appraisal doesn't (REDACTED) construction status.				Reviewer Comment (2022-01-20): Appraisal is an "as is" value and no construction on the pictures listed. No comments of construction.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364776	(Redacted)	(Redacted)		23790018			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) for the borrowing (REDACTED), co (REDACTED) - (REDACTED) (REDACTED).				Reviewer Comment (2022-01-28): Provided Seller Comment (2022-01-27): Detailed (REDACTED) provided. Reviewer Comment (2022-01-19): (REDACTED)ssing (REDACTED) for the borrowing X, this is a (REDACTED) requirement. Seller Comment (2022-01-14): The (REDACTED) (REDACTED) is i(REDACTED)luded in the background check Seller Comment (2022-01-14): The (REDACTED) Search for (REDACTED) is i(REDACTED)luded in the background check	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364776	(Redacted)	(Redacted)		23790804			Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	-					Reviewer Comment (2022-01-28): Provided Seller Comment (2022-01-27): The (REDACTED) guidelines require a background check or a fraud report, but not both. The background check requirement has been met - please clear this exception.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364776	(Redacted)	(Redacted)		23848898			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing background check for the co (REDACTED) (REDACTED) (REDACTED) and borrowing (REDACTED).				Reviewer Comment (2022-01-18): Received Fraud report he(REDACTED)e exception cleared. Seller Comment (2022-01-14): Background check for (REDACTED) is provided. No background check on the borrowing X is required by the guidelines Seller Comment (2022-01-14): The (REDACTED) guidelines require a background check or a fraud check, but not both. Background checks were provided.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364776	(Redacted)	(Redacted)		23848900			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided		Missing for (REDACTED)r and (REDACTED)(REDACTED).				Reviewer Comment (2022-01-18): Received (REDACTED)iver license he(REDACTED)e exception cleared. Seller Comment (2022-01-14): Both (REDACTED)'s provided their (REDACTED)iver's license.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364776	(Redacted)	(Redacted)		23853053			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Missing (REDACTED).				Reviewer Comment (2022-02-22): provided Seller Comment (2022-02-17): X Pages - (REDACTED)lete corporate resolution attached Reviewer Comment (2022-02-15): Corporate Resolution was not (REDACTED)lete. Please provide executed Resolution with all pages. Exception Remains. Seller Comment (2022-02-14): Copy of resolution attached. Reviewer Comment (2022-02-10): Operating agreement reflects X (REDACTED)s. A corporate resolution is required if there is more than one (REDACTED). Seller Comment (2022-02-09): Fully executed Operating Agreement uploaded to Clarity.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364776	(Redacted)	(Redacted)		23853095			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED) for Borrowing (REDACTED) and (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-19): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-14): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.. WXs are not required of the (REDACTED)			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364777	(Redacted)	(Redacted)		23781573			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	Per guidelines: No more than XX DAYS from the note date.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as-agreed" (REDACTED) made. (REDACTED) (REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED). XX (REDACTED) We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-03-02): Client elects to waive using (REDACTED)(REDACTED) factors. Reviewer Comment (2022-03-02): Per client comment - (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as-agreed" payments made. X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)). Seller Comment (2022-02-23): (REDACTED) report is dated X/X/XXXX. Note date is X/X/XXXX. (REDACTED) report is aged XXX days. Request waiver from (REDACTED) (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as-agreed" payments made. X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)).			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364777	(Redacted)	(Redacted)		23782502			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.
Reviewer Comment (2022-02-18): Exception cleared.

Seller Comment (2022-02-17): (REDACTED)lete title (REDACTED)

Seller Comment (2022-02-17): The title (REDACTED) that was loaded previously was (REDACTED)lete the blac(REDACTED)d out image was(REDACTED)use by (REDACTED)'s imaging system - this is a reload of the same document if it looks redacted again on your end es(REDACTED)late this internally to Aren Anderton

Reviewer Comment (2022-01-21): Uploaded (REDACTED) is illegible, exception remains.

Seller Comment (2022-01-20): Final Title not required by guidelines (trailing doc).  Uploaded clear copy of Title (REDACTED)
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364777	(Redacted)	(Redacted)		23855221			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) is missing on borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364777	(Redacted)	(Redacted)		23929308			Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing		Title commitment in file is illegible.				Reviewer Comment (2022-02-18): Exception cleared. Reviewer Comment (2022-01-21): Uploaded (REDACTED) is illegible, exception remains. Seller Comment (2022-01-20): Uploaded clear copy of Title (REDACTED)	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364777	(Redacted)	(Redacted)		24746565			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXXK + XXK	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as-agreed" (REDACTED) made. (REDACTED) (REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED). XX (REDACTED)	Aggregator,Owner
Reviewer Comment (2022-02-24): (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payments made.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)). XX X. Client elects to downgrade and waive.

Seller Comment (2022-02-23): XX% X refi with HUD showing XXXX,XXX.XX back to the Borrower at close.  Property was acquired XX/XX/XXXX for XXX,XXX.XX with XXX,XXX.XX in improvements made.  New (REDACTED) amount XXXX,XXX.XX.  X re(REDACTED)lculation = X.XXXXX.  Exceeds m(REDACTED) X per guides of X.XXXXX by X.XXXXX. Exception is reasonable based on the following (REDACTED)(REDACTED) factors (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payments made.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)).

Reviewer Comment (2022-02-14): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364778	(Redacted)	(Redacted)		23786553			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003						Reviewer Comment (2022-01-21): Exception cleared Seller Comment (2022-01-19): Business purpose (REDACTED) appli(REDACTED)tion uploaded to file. Guidelines do not require a XXXX.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364778	(Redacted)	(Redacted)		23786831			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Most Recent Valuation Inspection Date: XX/XX/XXXX (REDACTED) End Date: XX/XX/XXXX (REDACTED) Name: (REDACTED) (REDACTED) (REDACTED) Date: XX/XX/XXXX Lender to provide a post (REDACTED) (REDACTED) inspection for review				Reviewer Comment (2022-01-25): Exception cleared. Buyer Comment (2022-01-25): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364778	(Redacted)	(Redacted)		23786862			Credit	Insurance	Insurance Documentation	Insurance	Insurance Policy Expiration Date is less than 30 days of the Note Date and does not have automatic renewal.		Policy premium was collected at closing per the HUD, per guidelines If (REDACTED) is less than X months from note date, renewal is required.				Reviewer Comment (2022-01-21): Collected annual at closing. Exception cleared Seller Comment (2022-01-19): Although hazard binder shows less than XX days to exp(REDACTED)tion, the HUD shows annual pr(REDACTED)um amount collected at closing.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364778	(Redacted)	(Redacted)		23857064			Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	-	Appraisal (REDACTED) subject address as "XXX (REDACTED) XX(REDACTED) (REDACTED)".	The qualifying DSCR on the loan is greater than the guideline minimum.	Appraisal address exception - (REDACTED) description, zip code, parcel #, block and lot all match between appraisal and security instrument.	Owner,Aggregator
Reviewer Comment (2022-03-02): Client elects to waive using (REDACTED)(REDACTED) factors.

Reviewer Comment (2022-03-02): Per client comment - (REDACTED) description, zip code, parcel #, block and lot all match between appraisal and security instrument.

Seller Comment (2022-02-17): Appraisal revision required by (REDACTED)(REDACTED)

Reviewer Comment (2022-01-21): Security reads in section (G) (REDACTED) ad(REDACTED)ess XXX-XXX (REDACTED) XXth (REDACTED), (REDACTED) XXXXX. . Exception remains.

Seller Comment (2022-01-19): Property ad(REDACTED)ess per Note is XXX-XXX E XXth (REDACTED).  Although appraiser listed ad(REDACTED)ess as XXX E XXth St, the property was clearly appraised a s a X unit property on the correct XXXX Form i(REDACTED)luding Operating (REDACTED) Statement.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364778	(Redacted)	(Redacted)		23857071			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) is missing for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX (REDACTED) including X (REDACTED) and X (REDACTED) (REDACTED). (REDACTED) are XX successful (REDACTED) (REDACTED) (REDACTED) shown on the (REDACTED) (REDACTED). In addition to the (REDACTED) out received at closing of XXX,XXX.XX, the file contained (REDACTED) in the amount of XX,XXX.XX divided by XX,XXX.XX (REDACTED) (REDACTED) has X.XX months (REDACTED). (REDACTED) is XX.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364778	(Redacted)	(Redacted)		24746581			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per the appraisal.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX (REDACTED) including X (REDACTED) and X (REDACTED) (REDACTED). (REDACTED) are XX successful (REDACTED) (REDACTED) (REDACTED) shown on the (REDACTED) (REDACTED). In addition to the (REDACTED) out received at closing of XXX,XXX.XX, the file contained (REDACTED) in the amount of XX,XXX.XX divided by XX,XXX.XX (REDACTED) (REDACTED) has X.XX months (REDACTED). (REDACTED) is XX.	Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs i(REDACTED)luding X Xs and X X Xs. There are XX successful X related payments shown on the (REDACTED) report. In addition to the X received at closing of XXX,XXX.XX, the file contained assets in the amount of XX,XXX.XX divided by XX,XXX.XX  this (REDACTED) has X.XX months (REDACTED). X is XX. Client elects to downgrade and waive.

Seller Comment (2022-02-23): The exception presented by the Lender is to allow the (REDACTED)lculated X of X.XXXXX when the m(REDACTED)imum X according to guideline is .XX.  I would disagree with the X (REDACTED)lculation from (REDACTED). The subject was ori(REDACTED)lly (REDACTED) in XXXX for XXXX,XXX, according to the appli(REDACTED)tion in the (REDACTED) file. Using the amount and the note amount of XXXX,XXX, the (REDACTED)lculation would be XXXX,XXX/XXXX,XXX which would result in an X of .XXXX which would be within the .XX guideline. However, using only the information on the appraisal report, as there was no previous HUD, etc., the (REDACTED)lculation would be X.XXXXX. Given the overall merits of the file, the request for an X varia(REDACTED)e exception appears supported. The (REDACTED) ha a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs i(REDACTED)luding X Xs and X X Xs. There are XX successful X related payments shown on the (REDACTED) report. In addition to the X received at closing of XXX,XXX.XX, the file contained assets in the amount of XX,XXX.XX divided by XX,XXX.XX  this (REDACTED) has X.XX months (REDACTED).

Reviewer Comment (2022-02-14): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364779	(Redacted)	(Redacted)		23752353			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.						Reviewer Comment (2022-01-25): Exception cleared. Buyer Comment (2022-01-25): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364779	(Redacted)	(Redacted)		23811943			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the borrowing (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received (REDACTED) search result for Business X dated X/XX/XXXX. which is more than XX days from the Note Date. As per guideline, require (REDACTED) document within XX days of Note date. Exception remains.

Seller Comment (2022-01-27): Detailed (REDACTED) provided.

Reviewer Comment (2022-01-21): (REDACTED) requires an (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed for borrowing X. Exception remains. Client to review and approve.

Seller Comment (2022-01-21): (REDACTED) guidelines do not require a separate (REDACTED) check on the borrowing X; please clear this exception.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364779	(Redacted)	(Redacted)		23812075			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) for the borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-21): (REDACTED) has conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364780	(Redacted)			23762486			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED) for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364780	(Redacted)			23933447			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing proof (REDACTED) owns XXX% of borrowing (REDACTED).				Reviewer Comment (2022-01-24): Operating agreement provided Seller Comment (2022-01-21): (REDACTED) Member Certifi(REDACTED)tion uploaded.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364780	(Redacted)			23933476			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	A minimum of (REDACTED) months of payments (REDACTED) scheduled (REDACTED) and interest, taxes, (REDACTED) and association fee, if applicable (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-03-02): Client elects to waive with "XXX (REDACTED) with a DSCR of X.XX and a XX% X. (REDACTED)d X Reviewer Comment (2022-03-02): Per client comment - "XXX (REDACTED) with a DSCR of X.XX and a XX% X. (REDACTED)d X" Seller Comment (2022-02-24): The (REDACTED) evide(REDACTED)es documented Xto close and (REDACTED) in the amount of XXX,XXX.XX - the total Xto close and X months (REDACTED) equates to XXX,XXX.XX thus the (REDACTED) is short XX,XXX.XX. An exception is reasonable to this shortage sue to the fact that the borrower has a XXX (REDACTED) and a DSCR of X.XX.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364780	(Redacted)			24746593			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying (REDACTED) for Closing of (REDACTED) is less than Cash From Borrower (REDACTED).	(REDACTED) provided are (REDACTED) #XXXX and (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-03-02): Client elects to waive with "XXX (REDACTED) with a DSCR of X.XX and a XX% X. (REDACTED)d X Reviewer Comment (2022-03-02): Per client comment - "XXX (REDACTED) with a DSCR of X.XX and a XX% X. (REDACTED)d X" Seller Comment (2022-02-24): We agree that the documentation in the file does not show (REDACTED)lete for XXX,XXX.XX of the XX,XXX.XX EMD - we believe an exception is reasonable based on a XXX (REDACTED) with a DSCR of X.XX and a XX% X			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364781	(Redacted)			23752104			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	The maximum (REDACTED) for (REDACTED)(REDACTED) with a XXX (REDACTED) is XX%.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is dated after Note date, client elects to downgrade and waive.. (REDACTED) is XXX vs XXX. Over XX months (REDACTED) vs X.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Client elects to waive using DSCR is X.XX, XXX (REDACTED) (REDACTED), XX.XX months (REDACTED)

Reviewer Comment (2022-03-02): Per client comment - DSCR is X.XX, XXX (REDACTED) (REDACTED), XX.XX months (REDACTED)

Reviewer Comment (2022-02-24): (REDACTED) to review for waiving approval.

Seller Comment (2022-02-23): The property was (REDACTED) on XX/XX/XXXX for XXXXK  and made XXX,XXX in improvements.  A refina(REDACTED)e transaction is not considered X when the borrower is recouping funds for improvements to the property.  Per the information in the (REDACTED) file, the borrower is paying off the (REDACTED) money (REDACTED), that (REDACTED) is less than the ori(REDACTED)l (REDACTED) price, so borrower is recouping costs of improvements,  This is rate and term and a XX% X applies.   X meets requirements. (REDACTED) responded and advised: Borrower is getting XXX,XXX.XX back, which is more than X% of the (REDACTED) amount. (REDACTED) is considered X and m(REDACTED) X is XX% based on (REDACTED). This should be a waiver.

Reviewer Comment (2022-02-18): XX/XX/XXXX Per guidelines: In the event the borrower is refina(REDACTED)ing existing debt on the subject property and is receiving net proceeds (excluding (REDACTED) party expenses reflected on the HUD at the closing of the
(REDACTED)) that exceeds X% of the ori(REDACTED)l (REDACTED) amount given at the time of the (REDACTED) of the subject property, the (REDACTED) is considered to be X. Per HUD, borrower is paying off XXXX,XXX to (REDACTED), which is i(REDACTED)luded in the total settlement charges. Borrower is getting XXX,XXX.XX back, which is more than X% of the (REDACTED) amount. (REDACTED) is considered X and m(REDACTED) X is XX% based on (REDACTED). Exception remains.

Seller Comment (2022-02-17): The property was (REDACTED) on XX/XX/XXXX for XXXXK  and made XXXXX in improvements.  A refina(REDACTED)e transaction is not considered X when the borrower is recouping funds for improvements to the property.  Per the information in the (REDACTED) file, the borrower is paying off the (REDACTED) money (REDACTED), that (REDACTED) is less than the ori(REDACTED)l (REDACTED) price, so borrower is recouping costs of improvements,  This is rate and term and a XX% X applies.   X meets requirements.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364781	(Redacted)			23819214			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is dated after Note date, client elects to downgrade and waive.. (REDACTED) is XXX vs XXX.	Aggregator,Owner	Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive. Reviewer Comment (2022-02-01): Received (REDACTED) for Borrowing X but required (REDACTED) document for (REDACTED) Please provide. Exception remains Seller Comment (2022-01-28): Detailed (REDACTED) provided. Reviewer Comment (2022-01-20): Provide (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") . with the actual names listed. Exception Remains. Seller Comment (2022-01-17): Background Check required on (REDACTED)(s), per guides. Already in file.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364781	(Redacted)			23819270			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) is missing for the borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is dated after Note date, client elects to downgrade and waive.. (REDACTED) is XXX vs XXX.	Aggregator,Owner	Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-17): WX uploaded to file			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364781	(Redacted)			23819938			Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided						Reviewer Comment (2022-01-20): Exception cleared Seller Comment (2022-01-17): Not required by guidelines.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364781	(Redacted)			23917706			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		(REDACTED) agreement is signed by (REDACTED).				Reviewer Comment (2022-02-22): We (REDACTED) POA agreement in file. Per buyer - so long as the POA is a (REDACTED)ly enforceable doc, this is allowed Exception cleared. Reviewer Comment (2022-01-21): Client to review and approve guaranty agreement signed by POA. Seller Comment (2022-01-17): Specific POA in file	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364781	(Redacted)			24800117			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs. Documented cost of improvements, used information from the application.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is dated after Note date, client elects to downgrade and waive.. (REDACTED) is XXX vs XXX. Over XX months (REDACTED) vs X.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Client elects to waive using DSCR is X.XX, XXX (REDACTED) (REDACTED), XX.XX months (REDACTED)

Reviewer Comment (2022-03-02): Per client comment - DSCR is X.XX, XXX (REDACTED) (REDACTED), XX.XX months (REDACTED)

Reviewer Comment (2022-02-24): The appli(REDACTED)tion was used for the TLC (REDACTED)lculation.XXXXK + XXK = XXXXK. (REDACTED) amount XXXXK / XXXXK = XX%. The prior (REDACTED) HUD is not in the file to confirm the full X.

Seller Comment (2022-02-24): The (REDACTED) (REDACTED)lculation of X is in(REDACTED)lete.   The revised X based on the documentation in the (REDACTED) file is X.XX. The borrower (REDACTED) the property on XX/X/XXXX for XXXX,XXX and added XXX,XXX in improvements per the statements on the (REDACTED) appli(REDACTED)tion.  Per the payoff statement per diem interest is XXX.XX.  Interest on the (REDACTED) up to payoff date is XXX days @ XXX.XX is XXX,XXX.XX for total acquisition cost of XXXX,XXX,XX.  Revised X is X.XXXX. We believe it reasonable to allow an X exception DSCR is X.XX and (REDACTED) has a XX% X.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364782	(Redacted)			23919662			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		(REDACTED) agreement is signed by (REDACTED).				Reviewer Comment (2022-01-13): Exception cleared. Seller Comment (2022-01-12): The guaranty was signed by authorized POA attached for your review and consideration. There is no issue with the guaranty (REDACTED)g signed by POA as long as the authorities are defined by the POA. Please clear this item.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364782	(Redacted)			23919701			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED) for borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.

Seller Comment (2022-01-18): Please es(REDACTED)late to (REDACTED)agement as there (REDACTED) been ongoing discussions on this item. Per regulatory counsel, the (REDACTED) Letter and the (REDACTED) are better evide(REDACTED)e than an executed w-X. Upon discussions with leadership, please remove this exception.

Reviewer Comment (2022-01-13): Exceuted WX is required per guidelines.

Seller Comment (2022-01-12): Conferred (REDACTED), Regulatory Counsel for (REDACTED)s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than an executed W-X. Please find attached and clear this item.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364782	(Redacted)			24746616			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXXXK + XXK	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears to be supported by the data on the (REDACTED) (REDACTED) (REDACTED). The (REDACTED) outlined a total of XX (REDACTED) of which X were (REDACTED), X (REDACTED) (REDACTED) with the oldest (REDACTED) shown on the (REDACTED) from (REDACTED). The (REDACTED) reflected XXX successful (REDACTED) (REDACTED) (REDACTED) made. The property (REDACTED) (REDACTED) form, located in the (REDACTED) file, outlined X properties owned/(REDACTED) since XXXX. The file contained (REDACTED) in the amount of XXX,XXX.XX or XX.XX months (REDACTED) post-closing (XXX,XXX.XX/XXXXX.XX=XX.XX months). XX (REDACTED).
																Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears to be supported by the data on the (REDACTED) bureau report. The report outlined a total of XX Xs of which X were Xs, X X Xs with the oldest (REDACTED) shown on the report from XX/XX/XXXX. The report reflected XXX successful X related payments made. The property (REDACTED)agement (REDACTED) form, lo(REDACTED)ted in the (REDACTED) file, outlined X properties owned/(REDACTED)aged si(REDACTED)e XXXX. The file contained assets in the amount of XXX,XXX.XX or XX.XX months (REDACTED) post-closing (XXX,XXX.XX/XXXXX.XX=XX.XX months). XX X. Client elects to downgrade and waive.

Reviewer Comment (2022-02-24): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Seller Comment (2022-02-23): The exception presented stated there was an X of X.XXXXX that exceeded the guideline m(REDACTED)imum of .XXXX.  While I agree the X exceeds the guideline (REDACTED)tation, I do not agree with the X presented at X.XXXXX. The (REDACTED)lculated X on the transaction is actually .XXXX and should be (REDACTED), according to guidelines to .XX. The subject transaction is a rate/term refina(REDACTED)e where the borrowing X received only XX,XXX.XX, less than the acceptable X%. The merits of the file should be considered during the review of this exception. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears to be supported by the data on the (REDACTED) bureau report. The report outlined a total of XX Xs of which X were Xs, X X Xs with the oldest (REDACTED) shown on the report from XX/XX/XXXX. The report reflected XXX successful X related payments made. The property (REDACTED)agement (REDACTED) form, lo(REDACTED)ted in the (REDACTED) file, outlined X properties owned/(REDACTED)aged si(REDACTED)e XXXX. The file contained assets in the amount of XXX,XXX.XX or XX.XX months (REDACTED) post-closing (XXX,XXX.XX/XXXXX.XX=XX.XX months)

Seller Comment (2022-02-16): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364783	(Redacted)	(Redacted)		23856911			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) for the borrowing (REDACTED) is missing.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be supported by data on the (REDACTED) (REDACTED) including a total of XX (REDACTED) of which X is a (REDACTED) and X are XX are (REDACTED) or (REDACTED) (REDACTED). The (REDACTED)'s (REDACTED) dates back to XX/XXXX. (REDACTED) are XX successful (REDACTED) (REDACTED) (REDACTED) shown on the (REDACTED). The property (REDACTED) (REDACTED) form shows that the subject property will be (REDACTED) by a (REDACTED) (REDACTED) (REDACTED) (REDACTED) with XXX units (REDACTED) (REDACTED) and X years of (REDACTED) shown on the form. The appraisal shows that the kitchen and bathrooms were remodeled less than one year and that several items had been updated. The (REDACTED) desktop analysis (CDA) in the (REDACTED) file appears to support value with improvements. (REDACTED) has (REDACTED) of XX. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.

Seller Comment (2022-01-18): Please es(REDACTED)late to (REDACTED)agement for further consideration. The borrower is a (REDACTED) member (REDACTED) with (REDACTED) as that (REDACTED) member. The background check and information within the report specifi(REDACTED)lly show the X as associated with the (REDACTED) and the (REDACTED) listing was run on a(REDACTED) associated businesses related to the (REDACTED). Please ask leadership to reconsider the exception removal.

Reviewer Comment (2022-01-13): Per guidelines executed WX is required.

Seller Comment (2022-01-12): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.

Seller Comment (2022-01-12): The (REDACTED) listing for the X (REDACTED)n be ad(REDACTED)essed with the (REDACTED)'s background check with (REDACTED) search. The borrowing X is an (REDACTED) with a (REDACTED) member, the (REDACTED), and given the background check and information within the report regarding the borrowing X, please remove the exception.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364783	(Redacted)	(Redacted)		24746651			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXX,XXX + XXK	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be supported by data on the (REDACTED) (REDACTED) including a total of XX (REDACTED) of which X is a (REDACTED) and X are XX are (REDACTED) or (REDACTED) (REDACTED). The (REDACTED)'s (REDACTED) dates back to XX/XXXX. (REDACTED) are XX successful (REDACTED) (REDACTED) (REDACTED) shown on the (REDACTED). The property (REDACTED) (REDACTED) form shows that the subject property will be (REDACTED) by a (REDACTED) (REDACTED) (REDACTED) (REDACTED) with XXX units (REDACTED) (REDACTED) and X years of (REDACTED) shown on the form. The appraisal shows that the kitchen and bathrooms were remodeled less than one year and that several items had been updated. The (REDACTED) desktop analysis (CDA) in the (REDACTED) file appears to support value with improvements. (REDACTED) has (REDACTED) of XX. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be supported by data on the (REDACTED) report i(REDACTED)luding a total of XX Xs of which X is a X and X are XX are edu(REDACTED)tion or X Xs. The (REDACTED)'s (REDACTED) dates back to XX/XXXX. There are XX successful X related payments shown on the report. The property (REDACTED)agement (REDACTED) form shows that the subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units currently (REDACTED)aged and X years of (REDACTED) shown on the form. The appraisal shows that the (REDACTED)chen and bathrooms were remodeled less than one year and that several items had been updated. The collateral desktop analysis (CDA) in the (REDACTED) file appears to support value with improvements. (REDACTED) has X of XX. Client elects to downgrade and waive.

Seller Comment (2022-02-17): The exception noted provided that the X (REDACTED)lculation of X.XXXXX exceeds the m(REDACTED)imum allowed per guideline of .XXXX. While I agree the X is excessive, I do not agree with the X (REDACTED)lculation presented. The (REDACTED)lculated X of .XXXX was (REDACTED)lculated using the settlement statement payoff to lender plus accrued interest and charges of XXXX,XXX.XX and the note amount of XXXX,XXX. XXXX,XXX/XXXXXXX.XX= .XXXX X when the guideline (REDACTED)t is .XX. The transaction is a rate/term refina(REDACTED)e where the borrowing X brought XX,XXX.XX to closing and did not receive a(REDACTED) funds in hand.  An exception would be recommended based on the overall file profile. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be supported by data on the (REDACTED) report i(REDACTED)luding a total of XX Xs of which X is a X and X are XX are edu(REDACTED)tion or X Xs. The (REDACTED)'s (REDACTED) dates back to XX/XXXX. There are XX successful X related payments shown on the report. The property (REDACTED)agement (REDACTED) form shows that the subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units currently (REDACTED)aged and X years of (REDACTED) shown on the form. The appraisal shows that the (REDACTED)chen and bathrooms were remodeled less than one year and that several items had been updated. The collateral desktop analysis (CDA) in the (REDACTED) file appears to support value with improvements.

Reviewer Comment (2022-02-14): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364784	(Redacted)			23769493			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Need proof (REDACTED) (REDACTED). is allowed to sign for the (REDACTED).
Reviewer Comment (2022-02-08): President which (REDACTED) ((REDACTED)), exception cleared.

Seller Comment (2022-02-02): Shareholder Agreement states that corporate resolution is not required for (REDACTED) transactions (page X of X; section XX).  Please clear the exception.

Reviewer Comment (2022-01-21): Need proof (REDACTED) (REDACTED)n sign on behalf of the borrowing X. (REDACTED) owns XX% and Ana Maria owns XX%.Exception remains.

Seller Comment (2022-01-19): The terms of the operating agreement do not require a resolution for (REDACTED) transactions.  "The Corporation will not X, charge, grant a security interest in or otherwise e(REDACTED)umber the Corporation's assets, except for (REDACTED) money security interests i(REDACTED)urred in the ordinary course of business, without the prior written approval of all of the Shareholders.
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364784	(Redacted)			23769989			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED) for borrowing (REDACTED).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.

Seller Comment (2022-01-19): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.

Seller Comment (2022-01-19): The terms of the operating agreement do not require a resolution for (REDACTED) transactions.  "The Corporation will not X, charge, grant a security interest in or otherwise e(REDACTED)umber the Corporation's assets, except for (REDACTED) money security interests i(REDACTED)urred in the ordinary course of business, without the prior written approval of all of the Shareholders.

Seller Comment (2022-01-19): The terms of the operating agreement do not require a resolution for (REDACTED) transactions.  "The Corporation will not X, charge, grant a security interest in or otherwise e(REDACTED)umber the Corporation's assets,except for (REDACTED) money security interests i(REDACTED)urred in the ordinary course of business, without the prior written approval of all of the Shareholders.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364784	(Redacted)			23770140			Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Note Date.	Hazard Insurance Policy Effective Date (REDACTED), Note Date (REDACTED)	Policy dates are valid. Transaction date is X/XX/XX per the HUD in the (REDACTED) file				Reviewer Comment (2022-01-21): Disbursement date XX/XX/XXXX. Seller Comment (2022-01-19): As noted in the text of your exception, the settlement statement is dated X/XX/XXXX; this date matches the notary dates for the signatures on the X instrument. The effective date of the transaction is X/XX/XXXX and the insura(REDACTED)e is valid as stated.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364784	(Redacted)			23770250			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Documented qualifying (REDACTED) for Closing of XXXX,XXX.XX is less than Cash From (REDACTED) XXXX,XXX.XX. Excluded (REDACTED) deposits due to the the (REDACTED) (REDACTED) are in the name of (REDACTED) (REDACTED) (REDACTED) (REDACTED) and docs are missing who owns (REDACTED) (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is X.XX vs X.XX.	Owner,Aggregator
Reviewer Comment (2022-03-02): Client elects to waive using The (REDACTED) is (REDACTED) as President of a X (REDACTED)s (REDACTED)a(REDACTED) for the last XX years. Further, the (REDACTED) has been in the same (REDACTED) for XX years. The subject property will be (REDACTED)aged by a (REDACTED) firm with X units currently (REDACTED)g (REDACTED)aged and X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by X Xs shown on the (REDACTED) report and (REDACTED) dating back to XX/XXXX. The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-03-02): Per client comment - The (REDACTED) is (REDACTED) as President of a X (REDACTED)s (REDACTED)a(REDACTED) for the last XX years. Further, the (REDACTED) has been in the same (REDACTED) for XX years. The subject property will be (REDACTED)aged by a (REDACTED) firm with X units currently (REDACTED)g (REDACTED)aged and X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by X Xs shown on the (REDACTED) report and (REDACTED) dating back to XX/XXXX. The DSCR on the subject transaction is X.XX.

Seller Comment (2022-03-01): The following (REDACTED)(REDACTED) factors support consideration of an exception for the subject transaction:  The (REDACTED) is (REDACTED) as President of a X (REDACTED)s (REDACTED)a(REDACTED) for the last XX years. Further, the (REDACTED) has been in the same (REDACTED) for XX years. The subject property will be (REDACTED)aged by a (REDACTED) firm with X units currently (REDACTED)g (REDACTED)aged and X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by X Xs shown on the (REDACTED) report and (REDACTED) dating back to XX/XXXX. The DSCR on the subject transaction is X.XX.

Seller Comment (2022-02-23): Es(REDACTED)lation to (REDACTED): Page XX of the background check shows that the (REDACTED) is the (REDACTED) of (REDACTED) (REDACTED). Your note on X/XX/XX indi(REDACTED)tes need proof of direct access to (REDACTED) access is direct as the X is in the (REDACTED) personal name so this should be cleared. The (REDACTED) of (REDACTED)a Statement is what is in the name of (REDACTED) (REDACTED) and the background check removes the direct access issue. There is no shortage as the statement and funds should not be excluded. Kindly remove this exception.

Reviewer Comment (2022-02-18): Background check Acuity page XX reflects the (REDACTED) is (REDACTED). This does not state the (REDACTED) is an (REDACTED) of this (REDACTED)a(REDACTED). Provide documentation that confirms (REDACTED)ship to use these funds as assets.

Seller Comment (2022-02-17): Page XX of the background check shows that the (REDACTED) is the (REDACTED) of (REDACTED) (REDACTED). Your note on X/XX/XX indi(REDACTED)tes need proof of direct access to (REDACTED) access is direct as the X is in the (REDACTED) personal name so this should be cleared. The (REDACTED) of (REDACTED)a Statement is what is in the name of (REDACTED) (REDACTED) and the background check removes the direct access issue. There is no shortage as the statement and funds should not be excluded. Kindly remove this exception.

Reviewer Comment (2022-02-10): Updated - Need proof of direct access to funds from (REDACTED) ((REDACTED) (REDACTED)) for Xto close.

Reviewer Comment (2022-02-09): Exception cleared by (REDACTED)sta(REDACTED). Documented qualifying Assets for Closing of  XXXX,XXX.XX is less than XFrom Borrower XXXX,XXX.XX.

Reviewer Comment (2022-01-21): Exception cleared
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364784	(Redacted)			23931794			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Excluded (REDACTED) deposits due to the the (REDACTED) (REDACTED) are in the name of (REDACTED) (REDACTED) Service (REDACTED) and docs are missing who owns (REDACTED) (REDACTED).				Reviewer Comment (2022-02-10): Used (REDACTED) X (REDACTED) assets for (REDACTED).	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364785	(Redacted)			23933484			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		(REDACTED) properties are not allowed (REDACTED)(REDACTED) (REDACTED). (REDACTED) expired on XX/XX/XXXX.				Reviewer Comment (2022-01-20): Lease is month to month, ease and amendment in file. Exception cleared. Seller Comment (2022-01-16): The lease agreement and amendment (REDACTED) been uploaded for your review and consideration. You will note that the lease agreement, on the f(REDACTED)t page, states that upon exp(REDACTED)tion, the lease converts to a month-to-month lease which is acceptable per guidelines. Please review and if acceptable, remove the exception. Thank you.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364785	(Redacted)			23933510			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED) for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Over XX months vs X.	Aggregator,Owner	Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-16): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364785	(Redacted)			24800161			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs. Documented cost of improvements, used information from the application.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Over XX months vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using The (REDACTED), according to his appli(REDACTED)tion is (REDACTED) in X and has been  for the last X years. His information reflects he has (REDACTED)leted X f(REDACTED) in the last XX months and has X (REDACTED) owned. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs of which X are (REDACTED) (REDACTED)s and X is an X X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) file has a DSCR of X.XX. XX.XX months of (REDACTED)

Reviewer Comment (2022-03-04): Per client email - The (REDACTED), according to his appli(REDACTED)tion is (REDACTED) in X and has been  for the last X years. His information reflects he has (REDACTED)leted X f(REDACTED) in the last XX months and has X (REDACTED) owned. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs of which X are (REDACTED) (REDACTED)s and X is an X X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) file has a DSCR of X.XX. XX.XX months of (REDACTED)

Seller Comment (2022-03-03): A review of the HUD X does indi(REDACTED)te that the borrower took XXK in X versus the (REDACTED) bala(REDACTED)e of XXXX.XXX, thus we agree that the X must be considered on the property. This property was initially (REDACTED) as a short sale for XXXK on X/X/XX, while we do not (REDACTED) the invoices to substantiate the rehabilitation done to the property,  the appraiser is very clear that ma(REDACTED) updates (REDACTED) been (REDACTED)leted X. Insulated Windows X. (REDACTED)chen with New Applia(REDACTED)es, counterto(REDACTED) and (REDACTED)binets, X. Central Air, X. New gutters, X. fe(REDACTED)ed yard, X. asphalt shingle roof X. interior doors and also X. Certain wood trim on the interior. A short sale is a distressed sale and generally would be a sales price below mar(REDACTED)t value. As evide(REDACTED)ed by the fact that the borrower is paying off XXX,XXX.XX in debt  on the HUD it is clear that this is not a XXX% X scenario as if the ma(REDACTED) repa(REDACTED) mentioned were documented we believe that the X test would pass the underwriting guidelines. Based on this,  we believe an exception is reasonable. Away from these obvious upgrades the borrower is strong.  The (REDACTED), according to his appli(REDACTED)tion is (REDACTED) in X and has been  for the last X years. His information reflects he has (REDACTED)leted X f(REDACTED) in the last XX months and has X (REDACTED) owned. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs of which X are (REDACTED) (REDACTED)s and X is an X X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) file has a DSCR of X.XX.

Seller Comment (2022-03-01): The following (REDACTED)(REDACTED) factors support consideration of an exception for the subject transaction:  The (REDACTED), according to his appli(REDACTED)tion is (REDACTED) in X and has been doing so for the last X years. His information reflected he has coplted X f(REDACTED) in the last XX months and has X (REDACTED) owned. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs of which X are (REDACTED) (REDACTED)s and X is an X X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) file has a DSCR of X.XX.

Reviewer Comment (2022-02-24): XX/XX/XXXX Per Clarifi(REDACTED)tion email - the X applies to X refina(REDACTED)es regardless of when the property was acquired. This transaction is a X refina(REDACTED)e, not rate/term as previously stated. X received on HUD is greater than X%.

Buyer Comment (2022-02-23): The X (REDACTED)lculation is not appli(REDACTED)ble for (REDACTED)s acquired by the lender greater than XX months prior to the subject (REDACTED) per the guidelines.

Reviewer Comment (2022-02-17): Per clarifi(REDACTED)tion email X is appli(REDACTED)ble to (REDACTED)s even after XX months.

Reviewer Comment (2022-02-17): XX/XX/XXXX Property (REDACTED) XXXX which is more than XX months. Use value for X.

Seller Comment (2022-02-17): This is a dupli(REDACTED)te exception see  exception above X/X/XX-X:XXpm and remove - Ther eis no X test property owned more then XX months and this is rate and term.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364786	(Redacted)			23792231			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) is missing for the borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-21): (REDACTED) has conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364786	(Redacted)			23870310			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing on (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received (REDACTED) search result for Business X dated X/XX/XXXX. which is more than XX days from the Note Date. As per guideline, require (REDACTED) document within XX days of Note date. Also, please provide separate (REDACTED) search result for (REDACTED), pulled from (REDACTED) with actual names listed. Exception remains.

Seller Comment (2022-01-27): Detailed (REDACTED) for borrowing X provided.

Reviewer Comment (2022-01-21): Received on (REDACTED). (REDACTED) requires an (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed for borrowing X. Exception remains. Client to review and approve.

Seller Comment (2022-01-21): An (REDACTED) check is a part of the background check already provided
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364787	(Redacted)			23933661			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED) for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) is dated after Note date. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XX "as agreed" (REDACTED) made. (REDACTED) (REDACTED) = XX.XX months.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364787	(Redacted)			23933666			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing on (REDACTED) and borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) is dated after Note date. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XX "as agreed" (REDACTED) made. (REDACTED) (REDACTED) = XX.XX months.	Aggregator,Owner	Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive. Reviewer Comment (2022-02-01): Required (REDACTED) for (REDACTED) with name please provide however exception remains. Seller Comment (2022-01-28): (REDACTED)s for (REDACTED) and borrowing X provided.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364787	(Redacted)			23933670			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing on (REDACTED).				Reviewer Comment (2022-01-13): Received background check for (REDACTED) he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): Background Check provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364787	(Redacted)			24800219			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs and documented cost of improvements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) is dated after Note date. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XX "as agreed" (REDACTED) made. (REDACTED) (REDACTED) = XX.XX months.	Aggregator,Owner
Reviewer Comment (2022-02-24): (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XX "as agreed" payments made. X(REDACTED) = XX.XX months. Client elects to downgrade and waive.

Seller Comment (2022-02-24): XX% rate/term refi with HUD showing XX,XXX.XX required at closing.  Property was acquired X/XX/XXXX for XXX,XXX.XX.  Appraiser notes that (REDACTED)chen and bathrooms (REDACTED) been updated, but did not provide when improvements were made.  Subject did receive a new roof per appraiser.  (REDACTED) photos are the same photos found in the appraisal and do not reflect visible upgrades.  htt(REDACTED)(REDACTED)XXXXX/XXXXXXXX_zpid/
New (REDACTED) XXX,XXX.XX.  X re(REDACTED)lculation = X.XXXXX.  M(REDACTED) X per guides = X.XXXXX resulting in a X.XXXXX exception. - Exception reasonable (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XX "as agreed" payments made.  X(REDACTED) = None.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364789	(Redacted)	(Redacted)		23764556			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for (REDACTED).				Reviewer Comment (2022-02-05): Received Background check document as fraud report he(REDACTED)e exception is cleared Seller Comment (2022-02-03): Background Check for (REDACTED) is in file. Background Check shows name as (REDACTED), however, aka section lists (REDACTED). Please clear condition. Reviewer Comment (2022-01-13): Please provide the Background check for the (REDACTED) (REDACTED), Exception remains. Seller Comment (2022-01-12): Background Checks provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364789	(Redacted)	(Redacted)		23764567			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Missing for (REDACTED).				Reviewer Comment (2022-01-13): Exception cleare. Seller Comment (2022-01-12): Background checks were lo(REDACTED)ted in the (REDACTED) file. (REDACTED) guidelins require a background check or a fraud report, not both Seller Comment (2022-01-12): Background checks were lo(REDACTED)ted in the (REDACTED) file. (REDACTED) guidelines require a background check or a fraud report not both	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364789	(Redacted)	(Redacted)		23764610			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED).	Borrower's Experience/Track Record	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACT(Redacted)lient elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive. Reviewer Comment (2022-01-13): Per guides: an executed WX is required. Seller Comment (2022-01-12): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364789	(Redacted)	(Redacted)		23766107			Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	-	(REDACTED) has charge of with a balance of XX,XXX.XX and XX,XXX.XX and no payment plan was provided. Provide a payment plan for (REDACTED) (REDACTED).	Borrower's Experience/Track Record Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACT(Redacted)lient elects to downgrade and waive.

(REDACTED) are (REDACTED) (REDACTED) on the transact(Redacted)oan has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACT(Redacted)he (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACT(Redacted)REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which XX are paid as agreed and XX were listed as delinquent (XxXX and XxXX) with the most recent (REDACTED) XX(Redacted)he (REDACTED) has (REDACTED) dating back XX/X(Redacted)he (REDACTED) (REDACTED), (REDACTED), has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX (REDACTED) of which X is a (REDACTED) and X are (REDACTED) (REDACT(Redacted)he (REDACTED) has (REDACTED) dating back to XX/X(Redacted)oth (REDACTED) appear to have careers in the (REDACTED) (REDACTED), owning (REDACTED), outside their (REDACTED) (REDACT(Redacted)dditionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX units and XX years of (REDACT(Redacted)X (REDACTED).
																Owner,Aggregator Aggregator,Owner
Reviewer Comment (2022-04-19): Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrower's Experience/Track Record

The representative FICO score exceeds the guideline minimum by at least 40 points. Client elects to downgrade and waive.

Seller Comment (2022-03-21): See comments from X/XX

Reviewer Comment (2022-02-23): Client to review and approve - per clients email on XX/XX/XXXX - Ideally, these will get graded down to an A from  B.

Seller Comment (2022-02-17): The (REDACTED) Xs listed in the exception are a deposit related charged off X with (Redacted) in the amount of XX,XXX that was last active in XXXX and the other X was a Lowe's Consumer (REDACTED) (REDACTED)rd last active in XXXX with a bala(REDACTED)e of XXXXX. The (REDACTED) Xs in aggregate are XX,XXX and less than the XX,XXX (REDACTED)t imposed by the (REDACTED) guidelines. Please es(REDACTED)late to your (REDACTED) with a(REDACTED) questions regarding removal of this exception. thank you.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364789	(Redacted)	(Redacted)		23816234			Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	-	Background Check not provided for (REDACTED).				Reviewer Comment (2022-01-13): Exception cleared Seller Comment (2022-01-12): Background checks were lo(REDACTED)ted in the (REDACTED) file; (REDACTED) guidelines require a background check or a fraud report - not both	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364789	(Redacted)	(Redacted)		23918857			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Unable to calculated (REDACTED) due to missing when subject was acquired and (REDACTED)(REDACTED) price.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).
(REDACTED) are (REDACTED) (REDACTED) on the transact(Redacted)oan has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACT(Redacted)he (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACT(Redacted)REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which XX are paid as agreed and XX were listed as delinquent (XxXX and XxXX) with the most recent (REDACTED) XX(Redacted)he (REDACTED) has (REDACTED) dating back XX/X(Redacted)he (REDACTED) (REDACTED), (REDACTED), has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX (REDACTED) of which X is a (REDACTED) and X are (REDACTED) (REDACT(Redacted)he (REDACTED) has (REDACTED) dating back to XX/X(Redacted)oth (REDACTED) appear to have careers in the (REDACTED) (REDACTED), owning (REDACTED), outside their (REDACTED) (REDACT(Redacted)dditionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX units and XX years of (REDACT(Redacted)X (REDACTED).
																Aggregator,Owner
Reviewer Comment (2022-02-24): There are (REDACTED) (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X is an (REDACTED) (REDACTED). There are XX X payments listed on the (REDACTED) bureau of which XX are paid as agreed and XX were listed as delinquent (XxXX and XxXX) with the most recent late XX/XX. The (REDACTED) has (REDACTED) dating back XX/XXXX. The other (REDACTED), (REDACTED), has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs of which X is a X and X are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. Both (REDACTED) appear to (REDACTED) (REDACTED)reers in the (REDACTED)(REDACTED)l industry, owning (REDACTED), outside their X (REDACTED)s. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and XX years of (REDACTED). XX X. Client elects to downgrade and waive.

Reviewer Comment (2022-02-23): Client to review and approve.

Seller Comment (2022-02-17): The (REDACTED)lculated (REDACTED) to cost of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline X should be m(REDACTED)imum .XX. The purpose of the subject transaction is a X refina(REDACTED)e of an (REDACTED) property.  The appraisal outlines that the (REDACTED)chen has been updated and so (REDACTED) the bathrooms but no timeframe was provided. There is no documentation of improvements to reduce the X in this (REDACTED)se. However, an exception could be considered based on the other file attributes. There are (REDACTED) (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X is an (REDACTED) (REDACTED). There are XX X payments listed on the (REDACTED) bureau of which XX are paid as agreed and XX were listed as delinquent (XxXX and XxXX) with the most recent late XX/XX. The (REDACTED) has (REDACTED) dating back XX/XXXX. The other (REDACTED), (REDACTED), has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs of which X is a X and X are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. Both (REDACTED) appear to (REDACTED) (REDACTED)reers in the (REDACTED)(REDACTED)l industry, owning (REDACTED), outside their X (REDACTED)s. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and XX years of (REDACTED).

Seller Comment (2022-02-17): reviewed/pending

Reviewer Comment (2022-02-14): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of  exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364789	(Redacted)	(Redacted)		24746753			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	(REDACTED) provided are (REDACTED) #XXXX.
Reviewer Comment (2022-02-24): Per client - X amounts are allowed for reserve (REDACTED)lculation per guidelines. I(REDACTED)lusion would create a (REDACTED) (REDACTED)lculation of XXX.XX months of (REDACTED).

Reviewer Comment (2022-02-23): Client to review and approve.

Seller Comment (2022-02-17): The exception required is to allow (REDACTED) (REDACTED) at X.XX months instead of the guideline requirement of X months. The transaction is a X refina(REDACTED)e whereby the (REDACTED) received XXXX,XXX.XX in (REDACTED) closing. The funds in the file provide XX,XXX.XX available for (REDACTED) or roughly X.XX months (REDACTED) (REDACTED) post-closing. The guidelines requires X months or XX,XXX.XX less the available funds of XX,XXX.XX or a shortage of XX,XXX.XX. The appraisal outlined that the (REDACTED)chen and bathrooms had been updated with no timeline provided. There are (REDACTED) (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X is an (REDACTED) (REDACTED). There are XX X payments listed on the (REDACTED) bureau of which XX are paid as agreed and XX were listed as delinquent (XxXX and XxXX) with the most recent late XX/XX. The (REDACTED) has (REDACTED) dating back XX/XXXX. The other (REDACTED), (REDACTED), has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs of which X is a X and X are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. Both (REDACTED) appear to (REDACTED) (REDACTED)reers in the (REDACTED)(REDACTED)l industry, owning (REDACTED), outside their X (REDACTED)s. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and XX years of (REDACTED).

Seller Comment (2022-02-17): reviewed/pending
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364790	(Redacted)			23866001			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) is missing for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364790	(Redacted)			23920342			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Need unredacted agreement.				Reviewer Comment (2022-01-20): Provided Seller Comment (2022-01-18): Unredacted copy uploaded	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364790	(Redacted)			23920356			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing proof (REDACTED) own XXX% of borrowing (REDACTED).				Reviewer Comment (2022-01-20): Provided Seller Comment (2022-01-18): (REDACTED) Member certifi(REDACTED)tion uploaded to file.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364790	(Redacted)			23920358			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive. Reviewer Comment (2022-02-01): Required (REDACTED) for (REDACTED) also Please provide however exception will remain. Seller Comment (2022-01-28): Detailed (REDACTED) provided. Reviewer Comment (2022-01-20): Provide (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") . with the actual names listed. Exception Remains. Seller Comment (2022-01-18): (REDACTED) check i(REDACTED)luded in Background check already in file. Guidelines only require for (REDACTED), not X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364790	(Redacted)			23920362			Credit	Title	Document Error	Title	There is no dollar amount noted on the title policy.		Need commitment to (REDACTED) Note (REDACTED) amount.				Reviewer Comment (2022-01-20): Provided Seller Comment (2022-01-18): Title (REDACTED) reflects XXXX,XXX.XX coverage amount. (REDACTED) amount is XXXX,XXX.XX.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364791	(Redacted)	(Redacted)		23781628			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		The CLEAR ID Confirm + Risk Inform Report for (REDACTED) (REDACTED) provides clear (REDACTED) searches for the (REDACTED) (REDACTED). The (REDACTED) for the borrowing (REDACTED) is missing.				Reviewer Comment (2022-01-21): Exception cleared Seller Comment (2022-01-19): Guidelines require Background/(REDACTED) searches on (REDACTED) and/or Pri(REDACTED)ipals. Not required for borrowing X.	(Redacted)			1	A			Investment	Purchase		D	B	D	B			A	A			No
216364791	(Redacted)	(Redacted)		23781645			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		(REDACTED)/(REDACTED) maximum subject to change upon receipt of (REDACTED) for all (REDACTED) (REDACTED); additional exceptions (REDACTED) apply.				Reviewer Comment (2022-02-23): XX/XX/XXXX (REDACTED) reports provided and entered. Seller Comment (2022-02-18): (REDACTED) Reports for all (REDACTED) uploaded Seller Comment (2022-02-17): Requested the (REDACTED) reports again from (REDACTED)(REDACTED) been outstanding si(REDACTED)e XX/XX.	(Redacted)			1	A			Investment	Purchase		D	B	D	B			A	A			No
216364791	(Redacted)	(Redacted)		23781743			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED)X from (REDACTED) (REDACTED) in file as required per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B			Investment	Purchase		D	B	D	B			A	A			No
216364791	(Redacted)	(Redacted)		23853369			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.		Minimum (REDACTED) of XXX is required for an (REDACTED) of XX%.				Reviewer Comment (2022-02-23): XX/XX/XXXX (REDACTED) reports provided and (REDACTED) is sufficient. Seller Comment (2022-02-18): All X (REDACTED) reports for (REDACTED) uploaded. Lowest of X (REDACTED)ddle (REDACTED)s is XXX and above the XXX requirement.	(Redacted)			1	A			Investment	Purchase		D	B	D	B			A	A			No
216364791	(Redacted)	(Redacted)		23854102			Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided
Reviewer Comment (2022-03-11): Voter registration in file.

Seller Comment (2022-03-11): Es(REDACTED)lating this to (REDACTED) (REDACTED)agement as it has gone back and forth to the (REDACTED) Underwriters multiple times:

There are X exceptions on this (REDACTED),  one for "Verifi(REDACTED)tion of Identifi(REDACTED)tion not provided" and the other "Verifi(REDACTED)tion of (REDACTED) (REDACTED)ship not provided"

This exception should be removed. (REDACTED) of the  borrowers very clearly indi(REDACTED)tes on their appli(REDACTED)tions that they are US (REDACTED)s and pursuant to our underwriting guidelines "Personal identifi(REDACTED)tion for a(REDACTED) member with XX%+ (REDACTED)ship in X ((REDACTED)iver's license, passport, or other government issues photo identifi(REDACTED)tion)" is required. The file i(REDACTED)ludes A (REDACTED) (REDACTED) issued temporary Per(REDACTED)t Photo ID for W(REDACTED)r on page  XXX and XXX as it has been uploaded twice and a (REDACTED) license for (REDACTED) (REDACTED) on page XXX  and A (REDACTED) (REDACTED)ivers License   for (REDACTED) on page  XXX.  (REDACTED) appli(REDACTED)tion indi(REDACTED)tes US (REDACTED).  Guidelines only require photo ID. This exception should be removed.

For (REDACTED) W(REDACTED)r it is not XXX% clear that he chec(REDACTED)d the US (REDACTED) Box on the appli(REDACTED)tion so we (REDACTED) verified that he is in fact a US (REDACTED) with confirmation of voter registration.  We are unable to load this document to Clarity (see attached) as it is rejecting the document as it is not in PDF form as it is a (REDACTED) and we (REDACTED)nnot convert it.

(REDACTED)n you please review this file and clear these X exceptions and please load the voter registration for W(REDACTED)r to the portal si(REDACTED)e it will not accept it from us? You (REDACTED)nnot vote if you are not a US (REDACTED).

Seller Comment (2022-03-11): We (REDACTED) emailed a copy of the voter registration for (REDACTED) W(REDACTED)r to (REDACTED) (REDACTED) and (REDACTED) as it is a (REDACTED) and Clarity will not accept the upload - this confirms W(REDACTED)r is a (REDACTED) asd you (REDACTED)n not vote if you are not.

Seller Comment (2022-03-11): This exception should be removed. The borrower very clearly indi(REDACTED)tes on Page X of the clarity image that he is a US (REDACTED) and pursuant to our underwriting guidelines "Personal identifi(REDACTED)tion for a(REDACTED) member with XX%+ (REDACTED)ship in X ((REDACTED)iver's license, passport, or other government issues photo identifi(REDACTED)tion)" is required. The file i(REDACTED)ludes A (REDACTED) (REDACTED) issued temporary Per(REDACTED)t Photo ID for W(REDACTED)r on page  XXX and XXX as it has been uploaded twice and a (REDACTED) license for (REDACTED) (REDACTED) on page XXX  and A (REDACTED) (REDACTED)ivers License   for (REDACTED) on page  XXX.  (REDACTED) appli(REDACTED)tion indi(REDACTED)tes US (REDACTED).  Guidelines only require photo ID. This exception should be removed.

Reviewer Comment (2022-02-23): XX/XX/XXXX Awaiting doc,

Seller Comment (2022-02-17): Requested a clearer image from (REDACTED)(REDACTED) but it is legible

Reviewer Comment (2022-01-21): Not a legible copy. Exception remains.

Seller Comment (2022-01-19): (REDACTED) (REDACTED) issued temporary ID uploaded.  (REDACTED) appli(REDACTED)tion indi(REDACTED)tes US (REDACTED).  Guidelines only require photo ID.
																		(Redacted)			1	A			Investment	Purchase		D	B	D	B			A	A			No
216364791	(Redacted)	(Redacted)		23854149			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided
Reviewer Comment (2022-03-11): Voter registration in file.

Seller Comment (2022-03-11): Es(REDACTED)lating to (REDACTED) (REDACTED)agement  as it has gone back and forth to the (REDACTED) Underwriters multiple times:

There are X exceptions on this (REDACTED),  one for "Verifi(REDACTED)tion of Identifi(REDACTED)tion not provided" and the other "Verifi(REDACTED)tion of (REDACTED) (REDACTED)ship not provided"

This exception should be removed. (REDACTED) of the  borrowers very clearly indi(REDACTED)tes on their appli(REDACTED)tions that they are US (REDACTED)s and pursuant to our underwriting guidelines "Personal identifi(REDACTED)tion for a(REDACTED) member with XX%+ (REDACTED)ship in X ((REDACTED)iver's license, passport, or other government issues photo identifi(REDACTED)tion)" is required. The file i(REDACTED)ludes A (REDACTED) (REDACTED) issued temporary Per(REDACTED)t Photo ID for W(REDACTED)r on page  XXX and XXX as it has been uploaded twice and a (REDACTED) license for (REDACTED) (REDACTED) on page XXX  and A (REDACTED) (REDACTED)ivers License   for (REDACTED) on page  XXX.  (REDACTED) appli(REDACTED)tion indi(REDACTED)tes US (REDACTED).  Guidelines only require photo ID. This exception should be removed.

For (REDACTED) W(REDACTED)r it is not XXX% clear that he chec(REDACTED)d the US (REDACTED) Box on the appli(REDACTED)tion so we (REDACTED) verified that he is in fact a US (REDACTED) with confirmation of voter registration.  We are unable to load this document to Clarity (see attached) as it is rejecting the document as it is not in PDF form as it is a (REDACTED) and we (REDACTED)nnot convert it.

(REDACTED)n you please review this file and clear these X exceptions and please load the voter registration for W(REDACTED)r to the portal si(REDACTED)e it will not accept it from us? You (REDACTED)nnot vote if you are not a US (REDACTED).

Seller Comment (2022-03-11): Es(REDACTED)lated to (REDACTED) (REDACTED)agement - Please review page XXX of the Clarity Image for the (REDACTED)ivers License for (REDACTED) W(REDACTED)r. It is a photograph of his temporary which is standard practice in the State of (REDACTED) but it is legible.

Reviewer Comment (2022-03-09): Still not legible, did they get a copy of his (REDACTED) (REDACTED)rd? Exception remains.

Seller Comment (2022-03-03): I i(REDACTED)reased the sizing on the identifi(REDACTED)tion for (REDACTED) W(REDACTED)r to assist in your ability to see the information and clear the exception. Thank you so much.

Reviewer Comment (2022-01-21): Not a legible copy. Exception remains.

Seller Comment (2022-01-19): (REDACTED) (REDACTED) issued temporary ID uploaded.
																		(Redacted)			1	A			Investment	Purchase		D	B	D	B			A	A			No
216364791	(Redacted)	(Redacted)		23932642			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		If (REDACTED) is an existing (REDACTED) on the (REDACTED) that is (REDACTED) transferred to the (REDACTED), Lender must review the (REDACTED) to ensure (REDACTED) is no language in the (REDACTED) that could place the (REDACTED) lien (REDACTED) originated in a lesser lien position per guidelines.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) of X.XX (REDACTED)(REDACTED) (REDACTED)ing XXX of market (REDACTED) for (REDACTED) unit, (REDACTED) of XXX, XX.XX months of (REDACTED), (REDACTED) (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-03-11): DSCR of X.XX (REDACTED)lculated using XX% of mar(REDACTED)t rent for un(REDACTED) unit, (REDACTED) of XXX, XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-11): A review of the imaged documentation indi(REDACTED)ted per the appraisals of the X properties that all units are "(REDACTED) (REDACTED)" (REDACTED) does not indi(REDACTED)te what property they believe the (REDACTED) unit is in but we believe that they are referring to Unit A for property XXXX XXth St. While there is no lease in the file there is a rent collection image for a (REDACTED) named Helen  Fae Allen showing rent collections up to and through X/X/XXXX. This (REDACTED) closed on X/XX/XX it is reasonable to believe that this (REDACTED) remained on a month to month as the rent collection X clearly indi(REDACTED)tes that ori(REDACTED)l lease began in XXXX and ended in XXXX and the (REDACTED) is still paying rent in XXXX as evide(REDACTED)ed by the collection documentation. We believe an exception is reasonable  for the lack of this one lease as the property evide(REDACTED)es a DSCR of X.XX and a qualifying (REDACTED) of XXX (the X additional (REDACTED) (REDACTED) a XXX and XXX (REDACTED)'s respectively as well).

Reviewer Comment (2022-01-18): (REDACTED) transactions: No more than one unit of a X-X unit property (REDACTED) be (REDACTED) at ori(REDACTED)tion.
																				(Redacted)	2	B			Investment	Purchase		D	B	D	B			A	A			No
216364792	(Redacted)	(Redacted)		23763326			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying (REDACTED) for Closing of (REDACTED) is less than Cash From Borrower (REDACTED).	(REDACTED) are X months of (REDACTED) (REDACTED) in file for the (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) with (REDACTED) (REDACTED). The (REDACTED) ba(REDACTED) and US Dollar are a XX for XX (REDACTED) rate per (REDACTED). The (REDACTED) are held in the name of a non-borrowing (REDACTED), W (REDACTED) (REDACTED)(REDACTED), (REDACTED). (REDACTED) is a letter from the (REDACTED) in file however (REDACTED) is no translation documentation in file and the (REDACTED) documents are not in file.	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record
The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) X properties and with X years of (REDACTED). The (REDACTED) on the subject transaction is X.XX. The (REDACTED) is a (REDACTED) and no (REDACTED) (REDACTED) was located in the (REDACTED) file. (REDACTED) are X months of (REDACTED) in file for the (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) with (REDACTED).  The (REDACTED) (REDACTED) and (REDACTED) Dollar are a XX for XX (REDACTED) (REDACTED) per (REDACTED).  The (REDACTED) are held in the name of a non-borrowing entity, W (REDACTED)(REDACTED), (REDACTED).  (REDACTED) is a letter from the (REDACTED) in file however (REDACTED) is no translation documentation in file and the entity documents are not located in the file. XX (REDACTED).

The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) X properties and with X years of (REDACTED). The (REDACTED) on the subject transaction is X.XX. The (REDACTED) is a (REDACTED) and no (REDACTED) (REDACTED) was located in the (REDACTED) file. (REDACTED) are X months of (REDACTED) in file for the (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) with (REDACTED).  The (REDACTED) (REDACTED) and (REDACTED) Dollar are a XX for XX (REDACTED) (REDACTED) per (REDACTED).  The (REDACTED) are held in the name of a non-borrowing entity, W (REDACTED)(REDACTED), (REDACTED).  (REDACTED) is a letter from the (REDACTED) in file however (REDACTED) is no translation documentation in file and the entity documents are not located in the file. XX (REDACTED)
																Owner,Aggregator Owner,Aggregator
Reviewer Comment (2022-03-31): The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging X properties and with X years of (REDACTED). The DSCR on the subject transaction is X.XX. The (REDACTED) is a (REDACTED) and no (REDACTED) report was lo(REDACTED)ted in the (REDACTED) file. There are X months of (REDACTED) statements in file for the (REDACTED)'s (REDACTED)(REDACTED) (REDACTED) X with (REDACTED) (REDACTED).  The (REDACTED)(REDACTED) (REDACTED) and US Dollar are a XX for XX exchange rate per (REDACTED).  The Xs are held in the name of a non-borrowing X, (REDACTED).  There is a letter from the (REDACTED) in file however there is no translation documentation in file and the X documents are not lo(REDACTED)ted in the file. XX X. Client elects to downgrade and waive.

Seller Comment (2022-03-31): (REDACTED) has not received further translation but we believe it is reasonable to ma(REDACTED) an exception for this based on the ease of translation from (REDACTED) to (REDACTED). There are X months of (REDACTED) statements in file for the (REDACTED)'s (REDACTED)(REDACTED) (REDACTED) X with (REDACTED) (REDACTED).  The (REDACTED)(REDACTED) (REDACTED) and US Dollar are a XX for XX exchange rate per (REDACTED).  The Xs are held in the name of a non-borrowing X, (REDACTED) Assets are in a (REDACTED) corporation but there is adequate evide(REDACTED)e that borrower is associated with the X.  Although the individual monthly (REDACTED) statements in the (REDACTED) file are not translated, each shows that the X is in US dollars (not in the lo(REDACTED)l curre(REDACTED)y).  There is a translation of the most recent statement  (X/XX/XXXX) activity report signed by a certified translator.  The corporate documents provided are in (REDACTED) but are signed by our (REDACTED).  He holds X (REDACTED)s in the firm:"(REDACTED)". "(REDACTED)" and "(REDACTED)".  A "(REDACTED)" is a shareholder (as (REDACTED)n be verified by a(REDACTED) (REDACTED) to (REDACTED) dictionary or translation software).  The (REDACTED)'s relationship to the (REDACTED)a(REDACTED) holding the funds is adequately established. Please consider the following (REDACTED)(REDACTED) factors for the subject transaction. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging X properties and with X years of (REDACTED). The DSCR on the subject transaction is X.XX. The (REDACTED) is a (REDACTED).

Seller Comment (2022-03-31): Please consider the following (REDACTED)(REDACTED) factors for the subject transaction. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging X properties and with X years of (REDACTED). The DSCR on the subject transaction is X.XX. The (REDACTED) is a (REDACTED) and no (REDACTED) report was lo(REDACTED)ted in the (REDACTED) file. There are X months of (REDACTED) statements in file for the (REDACTED)'s (REDACTED)(REDACTED) (REDACTED) X with (REDACTED) (REDACTED).  The (REDACTED)(REDACTED) (REDACTED) and US Dollar are a XX for XX exchange rate per (REDACTED).  The Xs are held in the name of a non-borrowing X, (REDACTED).  There is a letter from the (REDACTED) in file however there is no translation documentation in file and the X documents are not lo(REDACTED)ted in the file.

Reviewer Comment (2022-03-15): XX/XX/XXXX Per previous exception comment - documents not translated. Exception remains.

Seller Comment (2022-03-15): Classified under (REDACTED) Statements is a (REDACTED) (REDACTED)a(REDACTED) X document from (REDACTED), "Certifi(REDACTED)do (REDACTED)(REDACTED)" or "(REDACTED) X Certifi(REDACTED)te". The document ties our (REDACTED), (REDACTED) as an officer of the (REDACTED)a(REDACTED) (REDACTED).

Reviewer Comment (2022-01-24): There are X months of (REDACTED) statements in file for the (REDACTED)'s (REDACTED)(REDACTED) (REDACTED) X with (REDACTED) (REDACTED).  The (REDACTED)(REDACTED) (REDACTED) and US Dollar are a XX for XX exchange rate per (REDACTED).  The Xs are held in the name of a non-borrowing X, (REDACTED).  There is a letter from the (REDACTED) in file however  there is no translation documentation in file and the X documents are not in file.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216364792	(Redacted)	(Redacted)		23763373			Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		The file is missing a copy of the (REDACTED)'s (REDACTED) or US (REDACTED).				Reviewer Comment (2022-03-21): Exception cleared. Seller Comment (2022-03-21): The passport exp(REDACTED)tion date is XX/X/XXXX but the (REDACTED) was ori(REDACTED)ted on X/XX/XXXX therefore the identifi(REDACTED)tion was valid at the time of ori(REDACTED)tion - clear the exception Reviewer Comment (2022-03-16): Received Passport for (REDACTED) but it is expired on X dec XXXX. Please provide renewal of passport. Seller Comment (2022-03-15): A copy of the (REDACTED)'s passport is now attached.	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216364792	(Redacted)	(Redacted)		23763449			Credit	Fix and Flip	General	Fix and Flip	The Non-Owner Occupied Certification was not signed by all required borrowers and thus casts doubt on the business purpose of the loan.
Reviewer Comment (2022-02-23): Exception cleared.

Seller Comment (2022-02-17): The (REDACTED) on this transaction is the majority (REDACTED) (XX%) and (REDACTED)aging Member of the (REDACTED).  The Operating Agreement states that the (REDACTED) is authorized to ma(REDACTED) all decisions regarding the (REDACTED)a(REDACTED)'s operations and (REDACTED) affa(REDACTED), and goes on list multiple insta(REDACTED)es of the (REDACTED)'s authority.  The (REDACTED)nority member (XX%) is not required to sign the Non-(REDACTED) Occupa(REDACTED)y Certifi(REDACTED)tion.   Uploading unredacted Operating Agreement, Business Purpose (REDACTED) Aff(REDACTED)vit and Non-(REDACTED) Occupa(REDACTED)y Certifi(REDACTED)tion again.

Reviewer Comment (2022-01-24): The signature is redacted. Exception remains.

Seller Comment (2022-01-21): Individual signing Certifi(REDACTED)tion of Non-(REDACTED) Occupa(REDACTED)y is XX% Member of borrowing (REDACTED).  Additional Member holds XX%.  No second signature required.
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216364792	(Redacted)	(Redacted)		23763652			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).		The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record
The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) X properties and with X years of (REDACTED). The (REDACTED) on the subject transaction is X.XX. The (REDACTED) is a (REDACTED) and no (REDACTED) (REDACTED) was located in the (REDACTED) file. (REDACTED) are X months of (REDACTED) in file for the (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) with (REDACTED).  The (REDACTED) (REDACTED) and (REDACTED) Dollar are a XX for XX (REDACTED) (REDACTED) per (REDACTED).  The (REDACTED) are held in the name of a non-borrowing entity, W (REDACTED)(REDACTED), (REDACTED).  (REDACTED) is a letter from the (REDACTED) in file however (REDACTED) is no translation documentation in file and the entity documents are not located in the file. XX (REDACTED).

The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) X properties and with X years of (REDACTED). The (REDACTED) on the subject transaction is X.XX. The (REDACTED) is a (REDACTED) and no (REDACTED) (REDACTED) was located in the (REDACTED) file. (REDACTED) are X months of (REDACTED) in file for the (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) with (REDACTED).  The (REDACTED) (REDACTED) and (REDACTED) Dollar are a XX for XX (REDACTED) (REDACTED) per (REDACTED).  The (REDACTED) are held in the name of a non-borrowing entity, W (REDACTED)(REDACTED), (REDACTED).  (REDACTED) is a letter from the (REDACTED) in file however (REDACTED) is no translation documentation in file and the entity documents are not located in the file. XX (REDACTED)
																Owner,Aggregator Owner,Aggregator
Reviewer Comment (2022-03-31): The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging X properties and with X years of (REDACTED). The DSCR on the subject transaction is X.XX. The (REDACTED) is a (REDACTED) and no (REDACTED) report was lo(REDACTED)ted in the (REDACTED) file. There are X months of (REDACTED) statements in file for the (REDACTED)'s (REDACTED)(REDACTED) (REDACTED) X with (REDACTED) (REDACTED).  The (REDACTED)(REDACTED) (REDACTED) and US Dollar are a XX for XX exchange rate per (REDACTED).  The Xs are held in the name of a non-borrowing X, (REDACTED).  There is a letter from the (REDACTED) in file however there is no translation documentation in file and the X documents are not lo(REDACTED)ted in the file. XX X. Client elects to downgrade and waive.

Seller Comment (2022-03-31): (REDACTED) has not received further translation but we believe it is reasonable to ma(REDACTED) an exception for this based on the ease of translation from (REDACTED) to (REDACTED). There are X months of (REDACTED) statements in file for the (REDACTED)'s (REDACTED)(REDACTED) (REDACTED) X with (REDACTED) (REDACTED).  The (REDACTED)(REDACTED) (REDACTED) and US Dollar are a XX for XX exchange rate per (REDACTED).  The Xs are held in the name of a non-borrowing X, (REDACTED) Assets are in a (REDACTED) corporation but there is adequate evide(REDACTED)e that borrower is associated with the X.  Although the individual monthly (REDACTED) statements in the (REDACTED) file are not translated, each shows that the X is in US dollars (not in the lo(REDACTED)l curre(REDACTED)y).  There is a translation of the most recent statement  (X/XX/XXXX) activity report signed by a certified translator.  The corporate documents provided are in (REDACTED) but are signed by our (REDACTED).  He holds X (REDACTED)s in the firm:"(REDACTED)". "(REDACTED)" and "(REDACTED)".  A "(REDACTED)" is a shareholder (as (REDACTED)n be verified by a(REDACTED) (REDACTED) to (REDACTED) dictionary or translation software).  The (REDACTED)'s relationship to the (REDACTED)a(REDACTED) holding the funds is adequately established. Please consider the following (REDACTED)(REDACTED) factors for the subject transaction. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging X properties and with X years of (REDACTED). The DSCR on the subject transaction is X.XX. The (REDACTED) is a (REDACTED).  There are assets that meet guidelines for this (REDACTED) - an exception ma(REDACTED)s sense,

Seller Comment (2022-03-31): Please consider the following (REDACTED)(REDACTED) factors for the subject transaction. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging X properties and with X years of (REDACTED). The DSCR on the subject transaction is X.XX. The (REDACTED) is a (REDACTED) and no (REDACTED) report was lo(REDACTED)ted in the (REDACTED) file. There are X months of (REDACTED) statements in file for the (REDACTED)'s (REDACTED)(REDACTED) (REDACTED) X with (REDACTED) (REDACTED).  The (REDACTED)(REDACTED) (REDACTED) and US Dollar are a XX for XX exchange rate per (REDACTED).  The Xs are held in the name of a non-borrowing X, (REDACTED).  There is a letter from the (REDACTED) in file however there is no translation documentation in file and the X documents are not lo(REDACTED)ted in the file.

Reviewer Comment (2022-03-15): XX/XX/XXXX Per previous exception comment - documents not translated. Exception remains.

Seller Comment (2022-03-15): Classified under (REDACTED) Statements is a (REDACTED) (REDACTED)a(REDACTED) X document from (REDACTED), "Certifi(REDACTED)do (REDACTED)(REDACTED)" or "(REDACTED) X Certifi(REDACTED)te". The document ties our (REDACTED), (REDACTED) as an officer of the (REDACTED)a(REDACTED) (REDACTED) (REDACTED) Statements provided under (REDACTED) (REDACTED) a bala(REDACTED)e of XX,XXX,XXX.XX more than enough to cover (REDACTED) (REDACTED) of XX months.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216364792	(Redacted)	(Redacted)		24868910			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Updated/added XX.XX.XX - Missing (REDACTED) for (REDACTED).				Reviewer Comment (2022-03-08): Per appli(REDACTED)tion (REDACTED). Seller Comment (2022-03-03): The appli(REDACTED)tion reflects the (REDACTED) is neither a US (REDACTED) nor per(REDACTED)ent (REDACTED). The (REDACTED) is a (REDACTED) and no (REDACTED) report is required. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216364793	(Redacted)	(Redacted)		23776454			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided						Reviewer Comment (2022-01-20): provided Seller Comment (2022-01-18): (REDACTED) Report provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364793	(Redacted)	(Redacted)		23776602			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2022-02-24): Final title provided	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364793	(Redacted)	(Redacted)		23776798			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.		(REDACTED) not provided.				Reviewer Comment (2022-01-20): (REDACTED) provided	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364793	(Redacted)	(Redacted)		23933698			Credit	Title	Document Error	Title	There is no dollar amount noted on the title policy.		Need commitment to read Note (REDACTED) amount.
Reviewer Comment (2022-02-24): Final title provided

Seller Comment (2022-02-23): Title for XXK attached

Reviewer Comment (2022-02-18): XX/XX/XXXX Clarifi(REDACTED)tion of comment in exception information: (Ori(REDACTED)l: Need (REDACTED) to read note (REDACTED) amount) - Clarifi(REDACTED)tion: Title (REDACTED) policy (REDACTED)t is XXX,XXX and (REDACTED) amount on note is XXX,XXX. Need title supplement to i(REDACTED)rease (REDACTED) amount or copy of Final Title policy with XXX,XXX (REDACTED) amount. Exception remains.

Seller Comment (2022-02-17): Dollar amount of (REDACTED) is on page XXX in clarity image
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364793	(Redacted)	(Redacted)		24746737			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXK / XXXK + XXK	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	XXX (REDACTED) a (REDACTED) of X.XX and XX.XX of (REDACTED), XX (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-02-24): XXX (REDACTED) a DSCR of X.XX and  XX.XX of (REDACTED), XX X. Client elects to downgrade and waive.

Reviewer Comment (2022-02-24): (REDACTED) to review for waiving.

Seller Comment (2022-02-24): The X on this (REDACTED) (REDACTED)n not be (REDACTED)lculated (REDACTED)letely as the documentation is not available. An X exception is reasonable based on a XXX (REDACTED) a DSCR of X.XX and  XX.XX of (REDACTED).

Reviewer Comment (2022-02-14): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364793	(Redacted)	(Redacted)		24746744			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	(REDACTED) provided are (REDACTED) #XXXX
Reviewer Comment (2022-02-24): per gu(REDACTED)(REDACTED)e from the client, used X proceeds.

Reviewer Comment (2022-02-24): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) months (REDACTED) of X.XX is less than Guideline (REDACTED) months (REDACTED) of X.XX.

Seller Comment (2022-02-23): Per the Track Record report provided, the (REDACTED) has (REDACTED)aged property si(REDACTED)e at least XXXX.  Standard (REDACTED) (REDACTED) of X months would apply.   In addition to the X.XX months of (REDACTED) verified per the (REDACTED) statements, the borrower is receiving XXX,XXX.XX in Xproceeds at closing.  These proceeds contribute an additional  XX months of (REDACTED). Total (REDACTED) XX.XX months exceed the guidelines requirement or X or X if (REDACTED) feels that this (REDACTED) should (REDACTED) met that threshold as well.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364794	(Redacted)	(Redacted)		23757494			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided						Reviewer Comment (2022-01-27): Provided Reviewer Comment (2022-01-20): Client to review. Seller Comment (2022-01-17): The closing protection letter is not a guideline document requirement. Please remove the exception. Thank you.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364794	(Redacted)	(Redacted)		23757833			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	False fail-Clarity is not calculating (REDACTED) correctly-(REDACTED) is XX.XX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-31): DSCR is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-18): (REDACTED)(REDACTED) has provided nothing to close the HUD (REDACTED) price issue. The issue on this (REDACTED) is the sales contract indi(REDACTED)tes a (REDACTED) price of XXXXK and the HUD shows XXXXK - without a revision to the HUD we are at an XX.XX% X which exceeds the guidelines by X.XX%. The underwrite does support a DSCR of X.XX and the (REDACTED) has a (REDACTED) of XXX and has documented (REDACTED).

Seller Comment (2022-02-17): Also (REDACTED) the following inquiry into (REDACTED)(REDACTED) as I will not consider an exception or recommend one without the answers on the following: The Property is (REDACTED).  The reason for the reduction in the sales price is unknown but is i(REDACTED)onsistent with the appraiser's X/XX/XXXX statement that there is a shortage of properties and that values are i(REDACTED)reasing,   It appears to be due to property condition.       Appraisal was (REDACTED)leted "as is" after condition for roof repair was removed based on an inspection indi(REDACTED)ting that they were not required.   The appraisal contains a statement that the appraiser noted several "areas of co(REDACTED)ern"; i(REDACTED)luding areas of possible water damage and recommended an inspection.  "As Is" appraisal is based on  the "extraordinary assumption that the conditions observed do not adversely affect the livability or structural integrity of the property."    No inspections were provided.  The indi(REDACTED)tions of possible water damage are a co(REDACTED)ern be(REDACTED)use this (REDACTED) property is lo(REDACTED)ted in an AE (REDACTED).                       The (REDACTED) (REDACTED) (REDACTED) is XXX ( no guideline provided for Xs above XX%) Although per(REDACTED)tted by guidelines, borrower also received XXXXXX as the realtor on this  sale.     Verified assets XXXXXXX.XX as of X/X/XXXX   Property is (REDACTED) - Mar(REDACTED)t rent XXXX. DSCR based on XX% of  mar(REDACTED)t rent is X.X, but without inspections (REDACTED)nnot deter(REDACTED)ne if the property is in rentable condition.

Seller Comment (2022-02-17): I (REDACTED) reviewed this (REDACTED) the HUD is what changes the X - We (REDACTED) an inquiry to (REDACTED)(REDACTED) on this (REDACTED) based on this issue. Without further documentation we will (REDACTED) to consider the review of an X exception.

Reviewer Comment (2022-02-16): XX/XX/XXXX HUD (REDACTED) price is XXXX,XXX and is the (REDACTED) price used for X (REDACTED)lculation regardless of (REDACTED) contract price. Exception remains.

Seller Comment (2022-02-16): The (REDACTED) price of the property, according to the (REDACTED) agreement on page XXX of your file, reflects a sales price of XXXX,XXX and the note is for XXXX,XXX which would be exactly .XX or XX% X. Please remove this exception. Thank you so much.

Reviewer Comment (2022-01-20): (REDACTED) price XXXX,XXX.XX/XXXX,XXX.XX Note=XX.XXX%. Used the lowest or (REDACTED) price or appraised value Exception remains.

Seller Comment (2022-01-17): Please remove exception if this was a false fail and X is actually XX.XX% which is within the XX% requirement. Thank you.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364794	(Redacted)	(Redacted)		23932775			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing for borrowing (REDACTED),	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-17): Please provide additional detail on this exception as it doesn't currently ma(REDACTED) sense as written. Please clarify the issue.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364795	(Redacted)			23755055			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Track record documentation other than application is missing and is required based on guidelines.		Track record and (REDACTED) documentation were provided.				Reviewer Comment (2022-01-20): Provided Seller Comment (2022-01-17): Track Record uploaded	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364795	(Redacted)			23932214			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing for executed (REDACTED) for borrowing (REDACTED).	Borrower's Experience/Track Record	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364795	(Redacted)			23932667			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Guidelines require X months.	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is X.XX vs X.XX.	Owner,Aggregator
Reviewer Comment (2022-03-02): Client elects to waive using The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by XX Xs of which XX are Xs, X are X (REDACTED) Xs. The (REDACTED) report reflects XXX successful X related payments made. DSCR is X.XX, X is XX.

Reviewer Comment (2022-03-02): per client comment - The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by XX Xs of which XX are Xs, X are X (REDACTED) Xs. The (REDACTED) report reflects XXX successful X related payments made. DSCR is X.XX, X is XX.

Seller Comment (2022-03-01): The exception required for the subject (REDACTED) transaction is to allow the funds as presented for the transaction.  The transaction is a (REDACTED) and the Xrequired from borrowing X is XXXX,XXX.XX and the verified funds in the (REDACTED) file are XXX,XXX.XX, leaving a shortage for closing of XXX,XXX.XX. Additionally, the (REDACTED) requires a (REDACTED)nimum of X months (REDACTED) (REDACTED) in the amount of XXX,XXX.XX for a total funds shortage of XXX,XXX.XX. For these reasons, I would not recommend an exception on the transaction. But, while there is a great shortage of funds required, there are merits to the file that should be considered.  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) report's data i(REDACTED)luding a total of XX Xs of which XX are Xs and X are X Xs. There are XXX successful X related payments shown on the report. Further, the subject will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED).

Seller Comment (2022-02-23): Adjusted to Seller que Emailed (REDACTED) for Direction on possible exception

Seller Comment (2022-02-23): Emailed (REDACTED) for Direction on possible exception

Seller Comment (2022-02-17): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364795	(Redacted)			23932689			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing on (REDACTED).	Borrower's Experience/Track Record	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive. Reviewer Comment (2022-02-01): Required (REDACTED) for (REDACTED) also Please provide however exception will remain. Seller Comment (2022-01-28): Background check and detailed (REDACTED) provided. Reviewer Comment (2022-01-20): (REDACTED) requires the govt., detailed search for the borrower and (REDACTED). All (REDACTED)s in the file reflect "all". provide detailed search from (REDACTED). Seller Comment (2022-01-17): Background Check i(REDACTED)luding (REDACTED) uploaded			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364795	(Redacted)			24515567			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		(REDACTED) is in the name of prior (REDACTED) (REACTED), (REDACTED)-(REDACTED) XXXX XXth ) of the (REDACTED), (REDACTED) is no assignment to the current (REDACTED)/(REDACTED) ((REDACTED) (REDACTED), (REDACTED) ) (REDACTED) document is needed				Reviewer Comment (2022-02-11): Assignment on contact, exception cleared. Seller Comment (2022-02-10): Page XX of XX of the (REDACTED) contract, Section B(X)(b) i(REDACTED)ludes an assignment of existing leases. Please clear this condition Seller Comment (2022-02-10): Page XX of XX of the (REDACTED) contract, Section B(X)(b) i(REDACTED)ludes an assignment of existing leases. No additional documentation is needed, please clear this exception.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364795	(Redacted)			24801264			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying (REDACTED) for Closing of (REDACTED) is less than Cash From Borrower (REDACTED).		The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is X.XX vs X.XX.	Owner,Aggregator
Reviewer Comment (2022-03-02): Client elects to waive using The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by XX Xs of which XX are Xs, X are X (REDACTED) Xs. The (REDACTED) report reflects XXX successful X related payments made. DSCR is X.XX, X is XX.

Reviewer Comment (2022-03-02): per client comment - The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by XX Xs of which XX are Xs, X are X (REDACTED) Xs. The (REDACTED) report reflects XXX successful X related payments made. DSCR is X.XX, X is XX.

Seller Comment (2022-03-01): The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by XX Xs of which XX are Xs, X are X (REDACTED) Xs. The (REDACTED) report reflects XXX successful X related payments made.

Seller Comment (2022-03-01): The exception required for the subject (REDACTED) transaction is to allow the funds as presented for the transaction.  The transaction is a (REDACTED) and the Xrequired from borrowing X is XXXX,XXX.XX and the verified funds in the (REDACTED) file are XXX,XXX.XX, leaving a shortage for closing of XXX,XXX.XX. Additionally, the (REDACTED) requires a (REDACTED)nimum of X months (REDACTED) (REDACTED) in the amount of XXX,XXX.XX for a total funds shortage of XXX,XXX.XX. For these reasons, I would not recommend an exception on the transaction. But, while there is a great shortage of funds required, there are merits to the file that should be considered.  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) report's data i(REDACTED)luding a total of XX Xs of which XX are Xs and X are X Xs. There are XXX successful X related payments shown on the report. Further, the subject will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED).

Seller Comment (2022-03-01): The document provided today is a customer receipt for a (REDACTED) Fargo wire transfer of XXXX,XXX.XX to the title (REDACTED)a(REDACTED).

The requestor (REDACTED) is the person requesting the wire (XX% holder of X) - this does not season or source for XX days per our guidelines although it shows the X Name "(REDACTED), (REDACTED)" is our Borrower

Seller Comment (2022-03-01): The document attached is a customer receipt for a (REDACTED) Fargo wire transfer of XXXX,XXX.XX to the title (REDACTED)a(REDACTED).

The requestor (REDACTED) is the person requesting the wire (XX% holder of X) - this does not season or source for XX days per our guidelines although it shows the X Name "(REDACTED), (REDACTED)" is our Borrower

Seller Comment (2022-02-23): Emailed (REDACTED) for Direction on possible exception

Seller Comment (2022-02-17): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364796	(Redacted)	(Redacted)		23773778			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED) for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-18): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364796	(Redacted)	(Redacted)		23933763			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Missing a signed copy.				Reviewer Comment (2022-01-20): Operating agreement states the majority holder ma(REDACTED)s decision on behalf on borrowing X. Exception cleared Seller Comment (2022-01-18): Please find uploaded the certifi(REDACTED)te of organization as well as the operating agreement. The corporate resolution is not a required document if the operating agreement and certifi(REDACTED)te of organization outline the authorities of the (REDACTED) for the transaction. Please remove this exception item.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364796	(Redacted)	(Redacted)		24746767			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	No documentation of prior closing costs or (REDACTED) completed.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.
The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears to be supported by the data on the (REDACTED) (REDACTED) (REDACTED).  The (REDACTED) outlines a total of XX (REDACTED) of which X are (REDACTED). And X are (REDACTED) and X (REDACTED). The (REDACTED) payment (REDACTED) on the (REDACTED) reflects XX successful (REDACTED) (REDACTED) documented. The (REDACTED) had (REDACTED) that dated back to XX/XXXX. (REDACTED)(REDACTED), the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with X units (REDACTED) and XX years of (REDACTED), according to the property (REDACTED) (REDACTED) form in the file. The application in the files states (REDACTED) is X (REDACTED)al property (REDACTED) owned and that the (REDACTED) has handled XX property flips. (REDACTED) were statements (covering XX days) with an ending balance of XXX,XXX.XX and an(REDACTED) (REDACTED) statement from (REDACTED) (only X statement so not included in (REDACTED)(REDACTED) of XXX,XXX.XX. (REDACTED)ing only the XXX,XXX.XX/XXXX.XX (REDACTED) = XXX.XX (REDACTED) (REDACTED) post-closing. For these reasons, an exception is recommended for the (REDACTED) variance on the transaction. (REDACTED) has (REDACTED) of XX.XX.
																Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears to be supported by the data on the (REDACTED) bureau report.  The report outlines a total of XX Xs of which X are X. And X are (REDACTED) and X X. The X payment history on the report reflects XX successful X payments documented. The (REDACTED) had (REDACTED) that dated back to XX/XXXX. Further, the subject property will be (REDACTED)aged by a (REDACTED) firm with X units currently and XX years of (REDACTED), according to the property (REDACTED)agement (REDACTED) form in the file. The appli(REDACTED)tion in the files states there is X (REDACTED) property currently owned and that the (REDACTED) has handled XX property f(REDACTED). There were statements (covering XX days) with an ending bala(REDACTED)e of XXX,XXX.XX and another X statement from (REDACTED) (only X statement so not i(REDACTED)luded in (REDACTED)lculations) of XXX,XXX.XX. Using only the XXX,XXX.XX/XXXX.XX (REDACTED) = XXX.XX (REDACTED) (REDACTED) post-closing. For these reasons, an exception is recommended for the X varia(REDACTED)e on the transaction. (REDACTED) has X of XX.XX. Client elects to downgrade and waive.

Seller Comment (2022-02-17): The exception requested is to allow the (REDACTED)lculated X.X X when the guideline m(REDACTED)imum is .XX. The lien (REDACTED)g paid off through closing was ori(REDACTED)lly XXX,XXX according to the title (REDACTED) in the (REDACTED) file. There is no documentation of additional improvements to the property nor are there updates/additions or renovations mentioned in the appraisal. The appraiser states "there (REDACTED) been no updates in the prior XX years.  However, it is important to note that the subject transaction is a rate and term refina(REDACTED)e where the borrowing X received no (REDACTED) hand at closing. The payoff, according to the settlement statement was XXX,XXX.XX but no other acquisition costs were documented in the (REDACTED) file. However, there are merits to the file that allow us to recommend an exception to guideline in this insta(REDACTED)e. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears to be supported by the data on the (REDACTED) bureau report.  The report outlines a total of XX Xs of which X are X. And X are (REDACTED) and X X. The X payment history on the report reflects XX successful X payments documented. The (REDACTED) had (REDACTED) that dated back to XX/XXXX. Further, the subject property will be (REDACTED)aged by a (REDACTED) firm with X units currently and XX years of (REDACTED), according to the property (REDACTED)agement (REDACTED) form in the file. The appli(REDACTED)tion in the files states there is X (REDACTED) property currently owned and that the (REDACTED) has handled XX property f(REDACTED). There were statements (covering XX days) with an ending bala(REDACTED)e of XXX,XXX.XX and another X statement from (REDACTED) (only X statement so not i(REDACTED)luded in (REDACTED)lculations) of XXX,XXX.XX. Using only the XXX,XXX.XX/XXXX.XX (REDACTED) = XXX.XX (REDACTED) (REDACTED) post-closing. For these reasons, an exception is recommended for the X varia(REDACTED)e on the transaction.

Seller Comment (2022-02-16): reviewed/pending

Reviewer Comment (2022-02-14): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of  exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364797	(Redacted)	(Redacted)		23755378			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2022-02-17): Exception cleared.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364797	(Redacted)	(Redacted)		23919106			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED) for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-22): Executed WX date post note. Client elects to waive.

Reviewer Comment (2022-02-22): Cleared instead of downgrade/waived.

Reviewer Comment (2022-02-22): XX/XX/XXXX W-X provided.

Seller Comment (2022-02-17): WX uploaded.

Reviewer Comment (2022-02-16): Move back to seller queue

Seller Comment (2022-02-16): (REDACTED)r(REDACTED) has just adivised that the borrower does not (REDACTED) an independent (REDACTED) for this X and uses their own (REDACTED) for this single member (REDACTED) - I await documentation to substantiate this - links provided by client do not work.

Seller Comment (2022-02-16): A request for the documentation to evide(REDACTED)e (REDACTED) has been pending with (REDACTED)(REDACTED) si(REDACTED)e (REDACTED) and we (REDACTED) sent multiple follow-u(REDACTED) and followed up again today

Reviewer Comment (2022-01-21): XX/XX/XXXX File reviewed to deter(REDACTED)ne if able to waive per Client's request. No document lo(REDACTED)ted in file confir(REDACTED)ng X's (REDACTED) number with (REDACTED). Need verifi(REDACTED)tion of X (REDACTED) verified through (REDACTED) to further review. Exception remains.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364797	(Redacted)	(Redacted)		23919111			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received (REDACTED) document for borrowing X. However, it is more than XX days from the Note Date. As per guideline, require (REDACTED) document within XX days of Note date. Exception remains.

Seller Comment (2022-01-27): Detailed (REDACTED) search provided.

Reviewer Comment (2022-01-20): (REDACTED) requires the govt., detailed search for the borrower and (REDACTED). All (REDACTED)s in the file reflect "all". provide detailed search from (REDACTED).

Seller Comment (2022-01-16): The (REDACTED) searches as well as the background search for the (REDACTED) (REDACTED) been uploaded for your review. If acceptable, please clear this exception item.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364797	(Redacted)	(Redacted)		24636336			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		We received title commitment with a (REDACTED) policy amount of XXXX,XXX.XX in trailing docs.				Reviewer Comment (2022-02-17): Exception cleared. Seller Comment (2022-02-16): Final title policy for (REDACTED) amount loaded Seller Comment (2022-02-16): Requested revised (REDACTED) from (REDACTED)(REDACTED) and await same. The closing statement in the file clearly reflects that a policy for XXX,XXX was (REDACTED) so although we do not (REDACTED) the (REDACTED) on hand as of yet, we do know the proper coverage was acquired - please see clarity image page XX of XXX.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364797	(Redacted)	(Redacted)		24636446			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.		We are missing prior closing (REDACTED) and (REDACTED) is no documentation of any improvements made.				Reviewer Comment (2022-02-14): Received prior HUD Seller Comment (2022-02-10): Based on the ori(REDACTED)l HUD-X and budget provided ((REDACTED) price+ costs and fees of XXXXXXX + renovations of XXX,XXX) there is no X exception - please clear this item	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364798	(Redacted)			23759170			Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided
Reviewer Comment (2022-01-27): Updated m(REDACTED) X is .XX.

Reviewer Comment (2022-01-13): Exception cleared.

Seller Comment (2022-01-11): The business purpose of (REDACTED) form, executed by the (REDACTED), has been uploaded for your review and consideration. The exception showed "X utilization was no provided" but the appli(REDACTED)tion reflects both the (REDACTED) and borrowing X and the business purpose of (REDACTED) form shows the X will be used for business purposes. No further documentation is required. Please remove this exception.

Seller Comment (2022-01-11): The business purpose of (REDACTED) form, executed by the (REDACTED), has been uploaded for your review and consideration. The exception showed "X utilization was not provided" but the appli(REDACTED)tion reflects both the (REDACTED) and borrowing X and the business purpose of (REDACTED) form shows the X will be used for business purposes. Please remove this exception.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364798	(Redacted)			23759697			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003						Reviewer Comment (2022-01-12): Received (REDACTED) Appli(REDACTED)tion. Exception Cleared. Seller Comment (2022-01-11): The appli(REDACTED)tion for the (REDACTED) has been uploaded for your review and consideration. Please clear this item.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364798	(Redacted)			23873547			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.		Max (REDACTED) is XX%				Reviewer Comment (2022-02-02): Exception cleared. Seller Comment (2022-01-31): Please review X with additional documentation provided. The previous cost was XXXX,XXX plus closing costs of XX,XXX.XX and improvements of XXX,XXX. The note amount for this transaction is XXXX,XXX/XXX,XXX.XX = XX.XX%. I (REDACTED) uploaded the documentation for your review and if you agree, please remove the exception. Thank you so much.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364798	(Redacted)			23873552			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing on borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received (REDACTED) document for borrowing X. However, it is more than XX days from the Note Date. As per guideline, require (REDACTED) document within XX days of Note date. Exception remains.

Seller Comment (2022-01-27): (REDACTED) for borrowing X uploaded.

Reviewer Comment (2022-01-13): Required for borrowing X. Exception remains.

Seller Comment (2022-01-12): The background report for the (REDACTED) shows the business X, the specific (REDACTED), as affiliated with the (REDACTED) with no other agents or members. The (REDACTED) search for the (REDACTED) showed no (REDACTED) listing. Please clear this item.

Reviewer Comment (2022-01-12): Provide (REDACTED) Search Results for the Borrowing X. Exception remains.

Seller Comment (2022-01-11): The background report for the (REDACTED) shows the business X, the specific (REDACTED),  as affiliated with the (REDACTED) with no other agents or members. The (REDACTED) search for the (REDACTED) showed no (REDACTED) listing. Please clear this item.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364798	(Redacted)			23873561			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		Missing on borrowing (REDACTED).				Reviewer Comment (2022-02-22): Exception cleared. Seller Comment (2022-02-17): See attached t(REDACTED) return - the Borrower/(REDACTED) files their business related items using their own personal (REDACTED). The (REDACTED) Name is his name. Please remove this exception. Reviewer Comment (2022-02-17): XX/XX/XXXX Awaiting document. Seller Comment (2022-02-17): Followed up with (REDACTED)(REDACTED) again on the (REDACTED)ssing (REDACTED) documentation Seller Comment (2022-01-31): reviewed/pending	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364798	(Redacted)			23873564			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED) on borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-22): (REDACTED) in file, Client elects to downgrade and waive.

Seller Comment (2022-02-17): Borrower files their business return using their (REDACTED) and not a separate (REDACTED) - please remove the exception

Reviewer Comment (2022-02-17): XX/XX/XXXX Awaiting document.

Seller Comment (2022-02-17): Followed up with (REDACTED)(REDACTED) again on the (REDACTED)ssing (REDACTED) documentation

Seller Comment (2022-01-31): reviewed/pending

Reviewer Comment (2022-01-21): XX/XX/XXXX Reviewed file to deter(REDACTED)ne if able to waive per client's request. No document is in file showing X's (REDACTED) verified with (REDACTED). Need verifi(REDACTED)tion from (REDACTED) showing full (REDACTED) to further review. Exception remains.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364799	(Redacted)			23857834			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) is missing for borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has owned the subject property for at least 5 years.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) is dated after Note date, client elects to downgrade and waive.	Owner Aggregator,Owner	Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade. Seller Comment (2022-01-16): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364799	(Redacted)			23920332			Credit	Investment Product	General	Investment Product	Lease Remaining Months of		Refinance transactions: (REDACTED) properties must be (REDACTED) at the time of closing and the (REDACTED) must provide evidence that the (REDACTED) has been (REDACTED), (REDACTED) in file expired.	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is X.XX vs X.XX.	Owner,Aggregator
Reviewer Comment (2022-03-02): Client elects to waive using The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging over XXX units and with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs, of which XX are X and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report for the (REDACTED) reflected XXX X related payments made of which only X was XX-days late in XX/XX. X.XX months of (REDACTED) (REDACTED) post-closing. DSCR is X.XX

Reviewer Comment (2022-03-02): Per client comment - The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging over XXX units and with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs, of which XX are X and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report for the (REDACTED) reflected XXX X related payments made of which only X was XX-days late in XX/XX. X.XX months of (REDACTED) (REDACTED) post-closing. DSCR is X.XX

Reviewer Comment (2022-02-17): Client to review

Seller Comment (2022-02-15): Please see copy of lease agreement in your file, you will notice on item number X where it states, Month to month verbiage. Please remove the exception.

Reviewer Comment (2022-02-09): Reviewed the lease page X section #X "term of Lease agreement", however (REDACTED)arable rent schedule does not reflect Month to Month. Exception remains.

Seller Comment (2022-02-04): The guidelines say the following:  Leases must (REDACTED) an initial term of at least XX months. Month to month leases are per(REDACTED)tted if the month to month tena(REDACTED)y follows a XX month period from initial lease term start date (which it does)...what you are referring to is the "OR" requirement if the above is not the (REDACTED)se. Please remove the exception and engage (REDACTED)agement if necessary to review. Thank you.

Reviewer Comment (2022-01-20): Per guides for M-T-M leases, Month-to-month leases are per(REDACTED)tted with proof of rent collection for at least X consecutive months and a
X.XXx i(REDACTED)rease in DSCR and a X% reduction in X. (REDACTED)ssing the X months rent payments for the borrower.

Seller Comment (2022-01-16): The lease package, page three (X) outlines that the lease agreement extends to month-to-month at exp(REDACTED)tion. Please remove this item.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364799	(Redacted)			23920340			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED).	Borrower has owned the subject property for at least 5 years.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received (REDACTED) for business X on X/XX/XXXX however, per lender guideline (REDACTED) check - No more than XX days from the note date. So, the document provided is not acceptable. Please provide the (REDACTED) document which fa(REDACTED) within the lender guideline. Exception remains.

Seller Comment (2022-01-27): Detailed (REDACTED) search provided.

Reviewer Comment (2022-01-20): (REDACTED) requires the govt., detailed search for the borrower and (REDACTED). All (REDACTED)s in the file reflect "all". provide detailed search from (REDACTED).

Seller Comment (2022-01-16): The (REDACTED) searches as well as the background report for the (REDACTED) that also has (REDACTED) showing no listing has been uploaded for your review and consideration. Please remove this item.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364799	(Redacted)			24545256			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	Per guides for month-to-month (REDACTED), a X% (REDACTED) deduction is required. For (REDACTED)(REDACTED) with a (REDACTED) (REDACTED) range of XXX+, max (REDACTED) is XX%.	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is X.XX vs X.XX.	Owner,Aggregator
Reviewer Comment (2022-03-02): Client elects to waive using The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging over XXX units and with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs, of which XX are X and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report for the (REDACTED) reflected XXX X related payments made of which only X was XX-days late in XX/XX. X.XX months of (REDACTED) (REDACTED) post-closing. DSCR is X.XX

Reviewer Comment (2022-03-02): per client comment - The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging over XXX units and with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs, of which XX are X and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report for the (REDACTED) reflected XXX X related payments made of which only X was XX-days late in XX/XX. X.XX months of (REDACTED) (REDACTED) post-closing. DSCR is X.XX

Seller Comment (2022-02-23): Es(REDACTED)lated to (REDACTED) - the exception should (REDACTED) been removed by (REDACTED) The (REDACTED) was su(REDACTED)tted with a twelve month lease that was then converted to a month to month scenario. The month-to-month lease is per(REDACTED)tted if the month to month tena(REDACTED)y is following a XX months period from initial lease term start date. As this was how presented, the "OR" scenario would not be accurate. Please remove the exception and es(REDACTED)late to (REDACTED)agement as necessary.

Reviewer Comment (2022-02-09): (REDACTED)arable Rent schedule does not state subject is leased month to month. Exception remains.

Seller Comment (2022-02-04): The (REDACTED) was su(REDACTED)tted with a twelve month lease that was then converted to a month to month scenario. The month-to-month lease is per(REDACTED)tted if the month to month tena(REDACTED)y is following a XX months period from initial lease term start date. As this was how presented, the "OR" scenario would not be accurate. Please remove the exception and es(REDACTED)late to (REDACTED)agement as necessary.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364800	(Redacted)	(Redacted)		23819835			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X for borrowing (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX.	Owner,Aggregator
Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.

Seller Comment (2022-01-18): Please es(REDACTED)late this item to (REDACTED)agement as there (REDACTED) been ma(REDACTED) discussions recently about this issue. The regulatory counsel supports that the (REDACTED) letter and (REDACTED) are sufficient to meet requirements and in fact are better evide(REDACTED)e than the executed w-X. Thank you for your time and consideration. (REDACTED)

Reviewer Comment (2022-01-18): (REDACTED)ssing executed W-X for borrowing X.

Seller Comment (2022-01-13): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364800	(Redacted)	(Redacted)		23919212			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED) and (REDACTED).				Reviewer Comment (2022-01-18): Received (REDACTED) and associated. Exception cleared. Seller Comment (2022-01-13): The (REDACTED) searches as well as the background check for the (REDACTED), showing the (REDACTED) Search as "no listing" (REDACTED) been uploaded for your review and consideration. Please clear this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364800	(Redacted)	(Redacted)		23919231			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative (REDACTED) score of (REDACTED) is less than Guideline representative (REDACTED) score of (REDACTED).	Minimum XXX for XX% / XX% ((REDACTED)/(REDACTED)).	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX. over XX months (REDACTED) vs X.	Owner,Aggregator Aggregator,Owner
Reviewer Comment (2022-03-02): Clients to waive using Per client comment - The subject property will be (REDACTED)(REDACTED)aged and the (REDACTED) shows X properties owned/(REDACTED)aged, with one dating back to XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by X Xs, of which X is a X with XX months successful payments made. XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-03-02): Per client comment - The subject property will be (REDACTED)(REDACTED)aged and the (REDACTED) shows X properties owned/(REDACTED)aged, with one dating back to XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by X Xs, of which X is a X with XX months successful payments made. XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-02-18): (REDACTED) to review (REDACTED)(REDACTED) factors to approve.

Seller Comment (2022-02-17): A X point (REDACTED) (REDACTED) exception is adequately offset by (REDACTED)(REDACTED) factors i(REDACTED)luding: property has been owned for XX+ months, evide(REDACTED)e of additional improvements si(REDACTED)e acquisition, a DSCR of X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364800	(Redacted)	(Redacted)		24746785			Credit	Guideline	Guideline Issue	Guideline	Unacceptable assets were used for closing or reserves.		Updated/added X-X-XX - (REDACTED) (REDACTED) used for closing, (REDACTED) (REDACTED)(REDACTED), do not (REDACTED) (REDACTED) in the file.	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX. over XX months (REDACTED) vs X.	Owner,Aggregator Aggregator,Owner
Reviewer Comment (2022-03-02): Clients to waive using Per client comment - The subject property will be (REDACTED)(REDACTED)aged and the (REDACTED) shows X properties owned/(REDACTED)aged, with one dating back to XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by X Xs, of which X is a X with XX months successful payments made. XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-03-02): Per client comment - The subject property will be (REDACTED)(REDACTED)aged and the (REDACTED) shows X properties owned/(REDACTED)aged, with one dating back to XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by X Xs, of which X is a X with XX months successful payments made. XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Seller Comment (2022-03-01): The following (REDACTED)(REDACTED) factors support an exception for the subject transaction: The subject property will be (REDACTED)(REDACTED)aged and the (REDACTED) shows X properties owned/(REDACTED)aged, with one dating back to XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by X Xs, of which X is a X with XX months successful payments made. The file contained assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XXX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Seller Comment (2022-02-23): Es(REDACTED)lation to (REDACTED) as (REDACTED) should (REDACTED) cleared the exception The (REDACTED) on the (REDACTED) is (REDACTED) and he is the only holder of the X.   The full title on the X is "(REDACTED) (REDACTED) (REDACTED)(REDACTED)(REDACTED)"   A (REDACTED) is an assumed name under which one conducts business, it is not a separate and disti(REDACTED)t X.  The funds belong XXX% to the (REDACTED) and are available as (REDACTED).

Reviewer Comment (2022-02-18): Funds are in the name of a business. There is no documentation in the file to confirm fi the (REDACTED) owns this business.

Seller Comment (2022-02-17): The (REDACTED) on the (REDACTED) is (REDACTED) and he is the only holder of the X.   The full title on the X is "(REDACTED) (REDACTED) (REDACTED)(REDACTED)(REDACTED)"   A (REDACTED) is an assumed name under which one conducts business, it is not a separate and disti(REDACTED)t X.  The funds belong XXX% to the (REDACTED) and are avaialble as (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364800	(Redacted)	(Redacted)		24800769			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs and documented cost of improvements.	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX. over XX months (REDACTED) vs X.	Owner,Aggregator Aggregator,Owner
Reviewer Comment (2022-03-02): Clients to waive using Per client comment - The subject property will be (REDACTED)(REDACTED)aged and the (REDACTED) shows X properties owned/(REDACTED)aged, with one dating back to XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by X Xs, of which X is a X with XX months successful payments made. XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-03-02): Per client comment - The subject property will be (REDACTED)(REDACTED)aged and the (REDACTED) shows X properties owned/(REDACTED)aged, with one dating back to XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by X Xs, of which X is a X with XX months successful payments made. XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Seller Comment (2022-02-23): (REDACTED) (REDACTED)lculation of the X is in(REDACTED)lete, based (REDACTED)ly on the documents contained in the (REDACTED) file, the X is no higher than XX.X. ((REDACTED) price of XXXX,XXX plus XXXXX interest paid on existing debt (XXX days at XXX.X day based on payoff per diem rate).   The guidelines would also allow all closing costs and fees paid to acquire the property plus the cost of a(REDACTED) repa(REDACTED) /improvements made.    Although we do not (REDACTED) receipts, the appraisal lists (REDACTED)chen remodel, bathroom remodels, newer roof, new flooring, newer HVAC as recent improvements.  It is reasonable to co(REDACTED)lude that additional expenses equal to at least the XXXXX needed to meet the X requirement were (REDACTED)leted in the XX months the property has been owned.- Buyer to advise as to if they approve this context to allow and exceptions for the lack of documentation.

Reviewer Comment (2022-02-18): In order to (REDACTED)lculate the full cost basis for the X (REDACTED)lculation, we need the final/executed HUD. This is not in the file.

Seller Comment (2022-02-17): (REDACTED) (REDACTED)lculation of the X is in(REDACTED)lete, based (REDACTED)ly on the documents contained in the (REDACTED) file, the X is no higher than XX.X. ((REDACTED) price of XXXX,XXX plus XXXXX interest paid on existing debt (XXX days at XXX.X day based on payoff per diem rate).   The guidelines would also allow all closing costs and fees paid to acquire the property plus the cost of a(REDACTED) repa(REDACTED) /improvements made.    Although we do not (REDACTED) receipts, the appraisal lists (REDACTED)chen remodel, bathroom remodels, newer roof, new flooring, newer HVAC as recent improvements.  It is reasonable to co(REDACTED)lude that additional expenses equal to at least the XXXXX needed to meet the X requirement were (REDACTED)leted in the XX months the property has been owned.- Buyer to advise as to if they approve this context to allow and exceptions for the lack of documentation.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364800	(Redacted)	(Redacted)		24845844			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Per guides, (REDACTED) with ALL pages evidencing at (REDACTED) (REDACTED) months consecutive activity. #XXXX in file is (REDACTED) and Aug. Missing for (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX. over XX months (REDACTED) vs X.	Owner,Aggregator Aggregator,Owner
Reviewer Comment (2022-03-02): Clients to waive using Per client comment - The subject property will be (REDACTED)(REDACTED)aged and the (REDACTED) shows X properties owned/(REDACTED)aged, with one dating back to XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by X Xs, of which X is a X with XX months successful payments made. XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-03-02): Per client comment - The subject property will be (REDACTED)(REDACTED)aged and the (REDACTED) shows X properties owned/(REDACTED)aged, with one dating back to XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by X Xs, of which X is a X with XX months successful payments made. XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Seller Comment (2022-03-01): The following (REDACTED)(REDACTED) factors support an exception for the subject transaction: The subject property will be (REDACTED)(REDACTED)aged and the (REDACTED) shows X properties owned/(REDACTED)aged, with one dating back to XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by X Xs, of which X is a X with XX months successful payments made. The file contained assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XXX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364801	(Redacted)			23772616			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Fully executed (REDACTED)X for the (REDACTED) is missing	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is dated after Note date. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED), X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are XX successful (REDACTED) (REDACTED) (REDACTED) made. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with X units and X years of (REDACTED). The (REDACTED) on the subject transaction is X.XX. XX.XX months of (REDACTED). Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364801	(Redacted)			23933805			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing on (REDACTED).				Reviewer Comment (2022-01-13): Exception cleared. Seller Comment (2022-01-12): Background Check provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364801	(Redacted)			23933830			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is dated after Note date. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED), X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are XX successful (REDACTED) (REDACTED) (REDACTED) made. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with X units and X years of (REDACTED). The (REDACTED) on the subject transaction is X.XX. XX.XX months of (REDACTED). Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive. Reviewer Comment (2022-02-01): Required (REDACTED) for (REDACTED) also Please provide however exception will remain. Seller Comment (2022-01-28): Detailed (REDACTED) for borrowing X provided. Reviewer Comment (2022-01-13): (REDACTED)ssing for borrowing X only.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364801	(Redacted)			23933835			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Missing for (REDACTED).
Reviewer Comment (2022-03-07): Exception cleared.

Buyer Comment (2022-03-02): (REDACTED) report for (REDACTED) attached along with the Notarized Petition for Name Change Document showing they are in fact the same person.

Reviewer Comment (2022-02-24): per seller comment, waiting on lender to to confirm.

Seller Comment (2022-02-23): We (REDACTED) as(REDACTED)d (REDACTED) if there is a further AKA statement on this (REDACTED) but the documents do reco(REDACTED)ile the fact tha both names are one in the same person.,

Reviewer Comment (2022-02-23): All documents printed from the lender and signed by the borrower are of the name of (REDACTED). The (REDACTED) report and track record, for the name of (REDACTED), do not reflect a(REDACTED) AKAs of (REDACTED). (REDACTED) report name and background check do not match the (REDACTED)'s changed name. Documents do not match each other.

Seller Comment (2022-02-22): The (REDACTED) changed their name in XXXX - see attached name change aff(REDACTED)vit approved by the court you (REDACTED) the correct documentation - please clear the exception

Seller Comment (2022-02-17): Reached out to (REDACTED)(REDACTED) for name Clarifi(REDACTED)tion

Reviewer Comment (2022-02-15): (REDACTED) report provide is not for the correct (REDACTED). (REDACTED) is the (REDACTED) and the report reflects (REDACTED). Exception remains.

Seller Comment (2022-02-15): (REDACTED) report lo(REDACTED)ted please clear

Seller Comment (2022-02-15): (REDACTED) report provided

Reviewer Comment (2022-01-20): (REDACTED) report provide is not for the correct (REDACTED). (REDACTED) is the (REDACTED) and the report reflects (REDACTED).

Seller Comment (2022-01-18): (REDACTED) Report provided.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364801	(Redacted)			23933842			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		(REDACTED) in file (REDACTED) (REDACTED) (REDACTED) as (REDACTED) (REDACTED), however (REDACTED) reads (REDACTED) has XXX% (REDACTED).				Reviewer Comment (2022-03-07): Exception cleared. Seller Comment (2022-03-03): (REDACTED) report for (REDACTED) attached along with the Notarized Petition for Name Change Document showing they are in fact the same person.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364801	(Redacted)			24800811			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs and documented cost of improvements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is dated after Note date. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED), X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are XX successful (REDACTED) (REDACTED) (REDACTED) made. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with X units and X years of (REDACTED). The (REDACTED) on the subject transaction is X.XX. XX.XX months of (REDACTED). Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-03-07): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X are X, X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. There are XX successful X related payments made. The subject property will be (REDACTED)aged by a (REDACTED) firm with X units and X years of (REDACTED). The DSCR on the subject transaction is X.XX. XX.XX months of (REDACTED). Client elects to downgrade and waive.

Reviewer Comment (2022-03-07): Client to review and approve.

Seller Comment (2022-03-03): The exception presented by the Lender is to allow the transaction X as presented. The (REDACTED) is a refina(REDACTED)e of an (REDACTED) property. The (REDACTED)lculated X on the transaction (REDACTED)nnot be accurately (REDACTED)lculated as no documentation of a(REDACTED) improvements or scope of work was i(REDACTED)luded in the (REDACTED) file. Consideration of an exception appears reasonable based on the overall merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X are X, X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. There are XX successful X related payments made. The subject property will be (REDACTED)aged by a (REDACTED) firm with X units and X years of (REDACTED). The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-02-18): We are paying off a X on the closing statement, the (REDACTED) report shows a X, (REDACTED) appli(REDACTED)tion shows (REDACTED) in XXXX/XXXX with a X of XXXX,XXX.XX, this is not considered a delayed (REDACTED). Exception remains.

Seller Comment (2022-02-17): The subject transaction is a (REDACTED), see settlement statement in the file. Only delayed (REDACTED)s require the X (REDACTED)lculation. The transaction shows as a (REDACTED) on documents i(REDACTED)luded in the (REDACTED) file, i(REDACTED)luding sales contract, appraisal, appli(REDACTED)tion and other pertinent documents. Please remove the exception for X. Es(REDACTED)late the issue to your (REDACTED)agement with questions. Thank you so much. (REDACTED)

Seller Comment (2022-02-17): reviewed/pending

Reviewer Comment (2022-02-15): (REDACTED)ssing prior closing costs and documented cost of improvements, per appli(REDACTED)tion (REDACTED) in XX/XX/XXXX for XXXX,XXX.XX, current X is XXX.XXX and m(REDACTED) is XX%
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364802	(Redacted)			23776271			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED) Borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACT(Redacted)lient elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-21): (REDACTED) has conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364802	(Redacted)			23776662			Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	-	Public Record type of (REDACTED) with a balance of XXXX.XX reported but no payment plan provided.	The (Redacted) ((Redacted)) is greater than the guideline requirement by (Redacted). Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).	The (Redacted) ((Redacted)) is greater than the guideline requirement by (Redact(Redacted)Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redact(Redacted)Borrower's Experience/Track Record We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACT(Redacted)lient elects to downgrade and waive.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-04-19): The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrower's Experience/Track Record. Client elects to downgrade and waive.

Seller Comment (2022-02-23): (REDACTED)(REDACTED) W advised (REDACTED) in writing on X/XX to waive this to a B - the exceptiojn should be removed as a XXXX (REDACTED) is not in excess of our XXXXX tolera(REDACTED)e allowed pursuant to the guidelines. (REDACTED) please approve this again to be waived.

Reviewer Comment (2022-02-18): Per client "Ideally, these will get graded down to an A from a B", confirm if you would li(REDACTED) to waive.

Seller Comment (2022-02-16): Please es(REDACTED)late this issue to your (REDACTED). The (REDACTED) Guidelines you are quoting in your response relate to the (REDACTED) HISTORY of the (REDACTED) and the subject (REDACTED) is the result of a small claims court (REDACTED) in the amount of XXXX and is covered by the section of the guidelines that discusses background checks. The amount is (REDACTED)niscule and does not appear to (REDACTED) an impact on our lien for the subject transaction. Please clear this exception.

Reviewer Comment (2022-01-21): (REDACTED) guides: (REDACTED)s, t(REDACTED) liens, charge-offs, non-(REDACTED)(REDACTED)l collections must be paid in full or in satisfactory status and borrower must provide evide(REDACTED)e of (REDACTED)g current on payment plan for a (REDACTED)nimum of X months prior to the closing of the (REDACTED). Exception remains.

Seller Comment (2022-01-21): There is a (REDACTED) for XXXX showing on the background check; per (REDACTED) guidelines ; (REDACTED)s greater than XXXXX must be paid.  As this (REDACTED) is less than the amount requiring payoff, no guideline exception exists

Seller Comment (2022-01-21): (REDACTED) has conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364803	(Redacted)			23790013			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	(REDACTED) value of XX.XXXXX% is greater than maximum allowable (REDACTED) of XX.XX%	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is XXX vs XXX. We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. Over XX months vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using X.XX DSCR, XX.XX months of (REDACTED), XXX (REDACTED), (REDACTED)d X. (REDACTED) was underwritten to the lesser of the in place rent or mar(REDACTED)t rent for this blan(REDACTED)t (REDACTED), X.XX DSCR, XX.XX months of (REDACTED), XXX (REDACTED), (REDACTED)d X

Reviewer Comment (2022-03-04): Per client comment - X.XX DSCR, XX.XX months of (REDACTED), XXX (REDACTED), (REDACTED)d X. (REDACTED) was underwritten to the lesser of the in place rent or mar(REDACTED)t rent for this blan(REDACTED)t (REDACTED), X.XX DSCR, XX.XX months of (REDACTED), XXX (REDACTED), (REDACTED)d X

Seller Comment (2022-02-24): We are comfortable with this X exception be(REDACTED)use this is a blan(REDACTED)t (REDACTED) and the guidelines are specif to single property assets he(REDACTED)e a X.XX% exception here is reasonable,, X.XX DSCR, XXX (REDACTED) and (REDACTED)s (REDACTED).

Seller Comment (2022-02-21): reviewed/pending

Seller Comment (2022-02-03): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364803	(Redacted)			23790332			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED) for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. Over XX months vs X.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364803	(Redacted)			23919728			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED).				Reviewer Comment (2022-01-19): Received (REDACTED) for borrowing X he(REDACTED)e Exception is cleared. Seller Comment (2022-01-14): In the (REDACTED) file	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364803	(Redacted)			23919742			Credit	Investment Product	General	Investment Product	Lease Remaining Months of		Current (REDACTED) expired, need an executed (REDACTED), per guidelines:(REDACTED) transactions - (REDACTED) properties must be (REDACTED) at the time of closing and the (REDACTED) must provide evidence that the (REDACTED) has been (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is XXX vs XXX. We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. Over XX months vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using X.XX DSCR, XX.XX months of (REDACTED), XXX (REDACTED), (REDACTED)d X. (REDACTED) was underwritten to the lesser of the in place rent or mar(REDACTED)t rent for this blan(REDACTED)t (REDACTED), X.XX DSCR, XX.XX months of (REDACTED), XXX (REDACTED), (REDACTED)d X

Reviewer Comment (2022-03-04): Per client comment - X.XX DSCR, XX.XX months of (REDACTED), XXX (REDACTED), (REDACTED)d X. (REDACTED) was underwritten to the lesser of the in place rent or mar(REDACTED)t rent for this blan(REDACTED)t (REDACTED), X.XX DSCR, XX.XX months of (REDACTED), XXX (REDACTED), (REDACTED)d X

Seller Comment (2022-02-24): (REDACTED) was underwritten to the lesser of the in place rent or mar(REDACTED)t rent for this blan(REDACTED)t (REDACTED) - It is reasonable to ma(REDACTED) an exception for the lease that expired based on this. (REDACTED)(REDACTED) factors are X.XX DSCR XX.XX X provides over XX% equity vs debt.

Seller Comment (2022-02-21): reviewed/pending

Seller Comment (2022-02-03): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364803	(Redacted)			24637055			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) costs	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is XXX vs XXX. We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. Over XX months vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using X.XX DSCR, XX.XX months of (REDACTED), XXX (REDACTED), (REDACTED)d X. (REDACTED) was underwritten to the lesser of the in place rent or mar(REDACTED)t rent for this blan(REDACTED)t (REDACTED), X.XX DSCR, XX.XX months of (REDACTED), XXX (REDACTED), (REDACTED)d X

Reviewer Comment (2022-03-04): Per client comment - X.XX DSCR, XX.XX months of (REDACTED), XXX (REDACTED), (REDACTED)d X. (REDACTED) was underwritten to the lesser of the in place rent or mar(REDACTED)t rent for this blan(REDACTED)t (REDACTED), X.XX DSCR, XX.XX months of (REDACTED), XXX (REDACTED), (REDACTED)d X

Seller Comment (2022-02-24): The X on this asset (REDACTED)n not truly be (REDACTED)lculated as all of the documentation is not available and this (REDACTED) is a blan(REDACTED)t with different dates of acquisition per property. Exception is reasonable based on X.XX DSCR  and XX%+ equity in property vs debt. as (REDACTED) is a XX.XX LX.  .

Seller Comment (2022-02-21): reviewed/pending

Reviewer Comment (2022-02-14): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Seller Comment (2022-02-03): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364804	(Redacted)	(Redacted)		23791829			Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided						Reviewer Comment (2022-01-18): Exception cleared Seller Comment (2022-01-17): The file contains a signed business purpose aff(REDACTED)vit specifying that funds will be used for business purposes, no further detail is required	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364804	(Redacted)	(Redacted)		23918193			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing on (REDACTED).				Reviewer Comment (2022-01-13): Received Background Check he(REDACTED)e exception cleared. Seller Comment (2022-01-12): Background Check provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364804	(Redacted)	(Redacted)		23918206			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED) and all (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is dated after Note date. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX (lower of (REDACTED)) with XX total (REDACTED) listed on the (REDACTED) (REDACTED). Of those (REDACTED) listed, X are (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) payment (REDACTED) includes XXX successful (REDACTED) made. The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED)(REDACTED), the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and XX years (REDACTED). The file contained (REDACTED) in the amount of XXXX,XXX.XX / (REDACTED) of XXX.XX for a total of XXX.XX (REDACTED) (REDACTED) in addition to the (REDACTED) back at closing in the amount of XXX, XXX.XX. (REDACTED) has (REDACTED) of XX. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-02-02): Received (REDACTED) for business X on X/XX/XXXX however, per lender guideline (REDACTED) check - No more than XX days from the note date. So, the document provided is not acceptable. Please provide the (REDACTED) document which fa(REDACTED) within the lender guideline and also required separate (REDACTED) for (REDACTED) too Exception remains.

Seller Comment (2022-01-28): Detailed (REDACTED) provided.

Reviewer Comment (2022-01-18): We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed on borrowing X only. Exception remains.

Seller Comment (2022-01-17): (REDACTED) searches on the (REDACTED) are i(REDACTED)luded as a part of the background checks; an (REDACTED) search on businesses affiliated with the (REDACTED) are also i(REDACTED)luded in the report, i(REDACTED)luding the borrowing enttty
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364804	(Redacted)	(Redacted)		23918214			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED) for borrowing (REDACTED) and (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is dated after Note date. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX (lower of (REDACTED)) with XX total (REDACTED) listed on the (REDACTED) (REDACTED). Of those (REDACTED) listed, X are (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) payment (REDACTED) includes XXX successful (REDACTED) made. The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED)(REDACTED), the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and XX years (REDACTED). The file contained (REDACTED) in the amount of XXXX,XXX.XX / (REDACTED) of XXX.XX for a total of XXX.XX (REDACTED) (REDACTED) in addition to the (REDACTED) back at closing in the amount of XXX, XXX.XX. (REDACTED) has (REDACTED) of XX. Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-17): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item. W-Xs are not required on the (REDACTED)			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364804	(Redacted)	(Redacted)		24696317			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - total (REDACTED) to cost basis XXX,XXX.XX per credit application, (REDACTED) is XXX.XXX% and max is XX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is dated after Note date. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX (lower of (REDACTED)) with XX total (REDACTED) listed on the (REDACTED) (REDACTED). Of those (REDACTED) listed, X are (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) payment (REDACTED) includes XXX successful (REDACTED) made. The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED)(REDACTED), the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and XX years (REDACTED). The file contained (REDACTED) in the amount of XXXX,XXX.XX / (REDACTED) of XXX.XX for a total of XXX.XX (REDACTED) (REDACTED) in addition to the (REDACTED) back at closing in the amount of XXX, XXX.XX. (REDACTED) has (REDACTED) of XX. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX (lower of (REDACTED)) with XX total Xs listed on the (REDACTED) bureau. Of those Xs listed, X are Xs and X are (REDACTED) (REDACTED) Xs. The X payment history i(REDACTED)ludes XXX successful payments made. The (REDACTED) has (REDACTED) dating back to XX/XXXX. Further, the subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and XX years (REDACTED). The file contained assets in the amount of XXXX,XXX.XX / (REDACTED) of XXX.XX for a total of XXX.XX (REDACTED) (REDACTED) in addition to the Xback at closing in the amount of XXX, XXX.XX. (REDACTED) has X of XX. Client elects to downgrade and waive.

Seller Comment (2022-02-21): The exception required for this transaction is an X exception. The (REDACTED)lculated X of X.XXXXX exceeds the guideline requirement of .XX. An exception is recommended based on the merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX (lower of (REDACTED)) with XX total Xs listed on the (REDACTED) bureau. Of those Xs listed, X are Xs and X are (REDACTED) (REDACTED) Xs. The X payment history i(REDACTED)ludes XXX successful payments made. The (REDACTED) has (REDACTED) dating back to XX/XXXX. Further, the subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and XX years (REDACTED). The file contained assets in the amount of XXXX,XXX.XX / (REDACTED) of XXX.XX for a total of XXX.XX (REDACTED) (REDACTED) in addition to the Xback at closing in the amount of XXX, XXX.XX. For these reasons, an exception to the X appears reasonable.

Reviewer Comment (2022-02-14): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364805	(Redacted)	(Redacted)		23789069			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) for the borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364805	(Redacted)	(Redacted)		23789076			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		The (REDACTED) (REDACTED) (REDACTED) Form is missing.				Reviewer Comment (2022-01-21): Exception cleared Seller Comment (2022-01-19): Property (REDACTED)agement (REDACTED) doc uploaded to file.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364805	(Redacted)	(Redacted)		23789467			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Most Recent Valuation Inspection Date: XX/XX/XXXX (REDACTED) End Date: XX/XX/XXXX (REDACTED) Name: (REDACTED) (REDACTED) (REDACTED) Date: XX/XX/XXXX Lender to provide a post (REDACTED) (REDACTED) inspection report				Reviewer Comment (2022-01-25): Exception cleared. Buyer Comment (2022-01-25): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364805	(Redacted)	(Redacted)		23857778			Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The Settlement (REDACTED) in file is (REDACTED) executed or certified by the settlement agent.				Reviewer Comment (2022-02-23): Per guides: (REDACTED) and Sale agreement, (REDACTED)ee receipt, or HUD (if property acquired in previous XXX days). Not required. Seller Comment (2022-02-18): There is no requirement that a Final Settlement Statement has to be signed or certified.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364805	(Redacted)	(Redacted)		23873253			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive. Reviewer Comment (2022-02-01): Required (REDACTED) for (REDACTED) also Please provide however exception will remain. Seller Comment (2022-01-28): Detailed (REDACTED) provided. Reviewer Comment (2022-01-21): (REDACTED) requires (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed. Exception remains. Seller Comment (2022-01-19): (REDACTED) check is i(REDACTED)luded in Background Check in file.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364806	(Redacted)	(Redacted)		23772080			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	(REDACTED) to Cost exceeds the maximum allowed per guidelines by X.XXXXX.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX (REDACTED) of which X are (REDACTED) and X are (REDACTED). (REDACTED) are XX months of successful (REDACTED) (REDACTED) (REDACTED) made. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and XX years of (REDACTED). The file contained an annuity statement showing XXX,XXX.XX and if counted at only XXX, XXX,XXX.XX / XXXX.XX would be XX.XX (REDACTED) (REDACTED) post-closing. XX (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs of which X are X and X are X. There are XX months of successful X related payments made. The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and XX years of (REDACTED).  The file contained an annuity statement showing XXX,XXX.XX and if counted at only XX%, XXX,XXX.XX / XXXX.XX would be XX.XX (REDACTED) (REDACTED) post-closing. XX X. Client elects to downgrade and waive.

Seller Comment (2022-02-21): The Lender provided an exception for the X varia(REDACTED)e on the file. The X was (REDACTED)lculated at X.XXXXX which exceeds the guideline m(REDACTED)imum of .XX. However, based on the overall merits of the (REDACTED) file, an exception could be considered for the transaction as presented. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs of which X are X and X are X. There are XX months of successful X related payments made. The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and XX years of (REDACTED).  The file contained an annuity statement showing XXX,XXX.XX and if counted at only XX%, XXX,XXX.XX / XXXX.XX would be XX.XX (REDACTED) (REDACTED) post-closing.
Lease Remaining Months of:
The Lender provided an exception for the lease exp(REDACTED)tion. The lease has one month remaining at the time of closing. Per guidelines: refina(REDACTED)e transactions - Single Fa(REDACTED)ly properties must be leased at the time of closing and the borrower must provide evide(REDACTED)e that the property has been leased.  In this (REDACTED)se, the lease expires one month following closing. However, based on the overall merits of the (REDACTED) file, an exception could be considered for the transaction as presented. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs of which X are X and X are X. There are XX months of successful X related payments made. The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and XX years of (REDACTED).  The file contained an annuity statement showing XXX,XXX.XX and if counted at only XX%, XXX,XXX.XX / XXXX.XX would be XX.XX (REDACTED) (REDACTED) post-closing.

Seller Comment (2022-02-21): reviewed/pending review

Reviewer Comment (2022-01-27): X is XXX.XXX% which exceeds the guidelines of XX%.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364806	(Redacted)	(Redacted)		23827267			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED) not provided for borrowing (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364806	(Redacted)	(Redacted)		23933851			Credit	Investment Product	General	Investment Product	Lease Remaining Months of		(REDACTED) has X month left after closing. Per guidelines:(REDACTED) transactions: - (REDACTED) properties must be (REDACTED) at the time of closing and the (REDACTED) must provide evidence that the (REDACTED) has been (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX (REDACTED) of which X are (REDACTED) and X are (REDACTED). (REDACTED) are XX months of successful (REDACTED) (REDACTED) (REDACTED) made. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and XX years of (REDACTED).  The file contained an annuity statement showing XXX,XXX.XX and if counted at only XXX, XXX,XXX.XX / XXXX.XX would be XX.XX (REDACTED) (REDACTED) post-closing. XX (REDACTED).

We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive.
																Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Client elects to waive using (REDACTED) underwritten to the lesser of the in place rent or Mar(REDACTED)t rent and lease was still active at the time the (REDACTED) closed. XXX (REDACTED) and X.XX DSCR. XX.XX months of (REDACTED)

Reviewer Comment (2022-03-02): Per client comment -(REDACTED) underwritten to the lesser of the in place rent or Mar(REDACTED)t rent and lease was still active at the time the (REDACTED) closed. XXX (REDACTED) and X.XX DSCR. XX.XX months of (REDACTED)

Seller Comment (2022-02-24): Exception request to allow for lease with X month remaining term versus X. (REDACTED) underwritten to the lesser of the in place rent or Mar(REDACTED)t rent and lease was still active at the time the (REDACTED) closed. This is reasonable based on XXX (REDACTED) and X.XX DSCR.

Seller Comment (2022-02-21): reviewed/pending

Seller Comment (2022-02-15): reviewed/pending

Reviewer Comment (2022-02-11): We (REDACTED) lease in file, in the name of the property (REDACTED)agement (REDACTED)a(REDACTED) expires on XX/XX/XXXX and per guidelines: The lease must also (REDACTED) at least three-month remaining term at the time of ori(REDACTED)tion, lease only has X month left. Exception remains.

Reviewer Comment (2022-01-21): Lease reflects (REDACTED)/(REDACTED)age Locklear Realty, we need a transfer letter, or assignment of lease or a brand new lease. Exception remains.

Seller Comment (2022-01-19): The property was leased at closing and in accorda(REDACTED)e with the guidelines.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364806	(Redacted)	(Redacted)		23933860			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for (REDACTED) R.				Reviewer Comment (2022-01-14): Received Background Check for (REDACTED)(REDACTED)n R he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): Background Check provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364806	(Redacted)	(Redacted)		23933862			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for all (REDACTED).
Reviewer Comment (2022-02-14): Received X (REDACTED)

Seller Comment (2022-02-14): X (REDACTED) uploaded, please clear exception

Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.

Reviewer Comment (2022-02-11): (REDACTED)ssing only on borrowing X only, we received on (REDACTED).

Reviewer Comment (2022-02-01): Required (REDACTED) for (REDACTED) also Please provide however exception will remain.

Seller Comment (2022-01-28): Background reports of (REDACTED) provided.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364807	(Redacted)	(Redacted)		23792229			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		(REDACTED)(REDACTED) background check is missing for (REDACTED)(REDACTED) (REDACTED) (REDACTED).				Reviewer Comment (2022-02-11): (REDACTED)ssing on borrowing X only. Reviewer Comment (2022-01-14): Received Background check he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): Background Check provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364807	(Redacted)	(Redacted)		23865152			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) is missing for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364807	(Redacted)	(Redacted)		23931110			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED)(REDACTED) (REDACTED) (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Originator,Owner
Reviewer Comment (2022-02-23): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.

Seller Comment (2022-02-17): (REDACTED) on (REDACTED) uploaded.

Reviewer Comment (2022-02-15): (REDACTED) that was provided was for the Borrowing X which was already in the file.  Exception remains pending (REDACTED) for co-(REDACTED) (REDACTED)(REDACTED).

Seller Comment (2022-02-14): Orange Tree (REDACTED)s (REDACTED) (REDACTED) Uploaded, please remove exception

Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.

Reviewer Comment (2022-02-11): Received on (REDACTED), (REDACTED)ssing on borrowing X only.

Reviewer Comment (2022-02-01): Required (REDACTED) for Borrowing X and (REDACTED) also Please provide however exception will remain.

Seller Comment (2022-01-28): Background check and (REDACTED) provided.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364807	(Redacted)	(Redacted)		24773271			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - (REDACTED) is XXX.XX%, max (REDACTED) is XX%. (REDACTED) amount XXXX,XXX/XX,XXX (Previous (REDACTED)(REDACTED) price listed as per appraisal) = XXX.XX%. (Acquisition of underlying (REDACTED) is within XX months will be capped at +X% from (REDACTED) cap dropped from XX% to XX%). We are missing prior closing (REDACTED) (REDACTED) is no documentation of any improvements made to properties.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.
The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears supported by the data in the (REDACTED) (REDACTED). The file contained a total of XX (REDACTED) of which X were (REDACTED) and X (REDACTED), and X (REDACTED) (REDACTED). (REDACTED) were XXX successful (REDACTED) (REDACTED) (REDACTED) made according to the (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The Property (REDACTED) (REDACTED) form located in the file showed the subject property would be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX units and XX years of (REDACTED).  Additionally, the file contained (REDACTED) at (REDACTED) with an ending balance of XX,XXX.XX (X stmt only) and with (REDACTED) of (REDACTED) with an ending balance of XXX,XXX.XX (X stmt only) that were not counted in the final (REDACTED) (REDACTED)(REDACTED) due to only having one statement each. However, (REDACTED) is an (REDACTED) with (REDACTED) that shows an ending balance of XXX,XXX.XX that would support XX.XX (REDACTED) (REDACTED) post-closing (XXX,XXX.XX/XX,XXX.XX=XX.XX). XX (REDACTED)
																Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears supported by the data in the (REDACTED) report. The file contained a total of XX Xs of which X were Xs and X (REDACTED), and X X Xs. There were XXX successful X related payments made according to the report. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The Property (REDACTED)agement (REDACTED) form lo(REDACTED)ted in the file showed the subject property would be (REDACTED)aged by a (REDACTED) firm with XX units and XX years of (REDACTED).  Additionally, the file contained Assets at USAA with an ending bala(REDACTED)e of XX,XXX.XX (X stmt only) and with (REDACTED) of (REDACTED)a with an ending bala(REDACTED)e of XXX,XXX.XX (X stmt only) that were not counted in the final (REDACTED) (REDACTED)lculations due to only having one statement each. However, there is an X with (REDACTED) that shows an ending bala(REDACTED)e of XXX,XXX.XX that would support XX.XX (REDACTED) (REDACTED) post-closing (XXX,XXX.XX/XX,XXX.XX=XX.XX). XX X. Client elects to downgrade and waive.

Reviewer Comment (2022-02-23): Client to review the (REDACTED)(REDACTED) factors to waive.

Seller Comment (2022-02-21): The Lender provided an exception for the X varia(REDACTED)e on the file. The X was presented at the (REDACTED)lculated X.XXXX which exceeds the guideline m(REDACTED)imum of .XX. However, given the overall merits of the (REDACTED) file, an exception is reasonable. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears supported by the data in the (REDACTED) report. The file contained a total of XX Xs of which X were Xs and X (REDACTED), and X X Xs. There were XXX successful X related payments made according to the report. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The Property (REDACTED)agement (REDACTED) form lo(REDACTED)ted in the file showed the subject property would be (REDACTED)aged by a (REDACTED) firm with XX units and XX years of (REDACTED).  Additionally, the file contained Assets at USAA with an ending bala(REDACTED)e of XX,XXX.XX (X stmt only) and with (REDACTED) of (REDACTED)a with an ending bala(REDACTED)e of XXX,XXX.XX (X stmt only) that were not counted in the final (REDACTED) (REDACTED)lculations due to only having one statement each. However, there is an X with (REDACTED) that shows an ending bala(REDACTED)e of XXX,XXX.XX that would support XX.XX (REDACTED) (REDACTED) post-closing (XXX,XXX.XX/XX,XXX.XX=XX.XX). For these reasons, an exception appears reasonable.

Reviewer Comment (2022-02-15): (REDACTED)ssing prior closing costs and documented cost of improvements.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364808	(Redacted)			23777271			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing Borrowing (REDACTED)'s executed (REDACTED)X in file. Required per Guidelines	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364808	(Redacted)			23777467			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.						Reviewer Comment (2022-01-25): Exception cleared. Buyer Comment (2022-01-25): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364808	(Redacted)			23872120			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-02-01): Received (REDACTED) for business X on X/XX/XXXX however, per lender guideline (REDACTED) check - No more than XX days from the note date. So, the document provided is not acceptable. Please provide the (REDACTED) document which fa(REDACTED) within the lender guideline he(REDACTED)e Exception remains.

Seller Comment (2022-01-28): Detailed (REDACTED) provided.

Reviewer Comment (2022-01-21): (REDACTED) requires need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed for borrowing X. Exception remains.

Seller Comment (2022-01-20): Background/(REDACTED) check only required on borrowing X if an individual.  Background check for (REDACTED) with (REDACTED) i(REDACTED)luded already in file.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364809	(Redacted)	(Redacted)		23792192			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		(REDACTED) properties are not allowed (REDACTED)(REDACTED) (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) X.XX vs X.XX.	Owner,Aggregator
Reviewer Comment (2022-03-02): Client elects to waive using DSCR of X.XX is (REDACTED)lculated with XX% of mar(REDACTED)t rent for Unit A. (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX. The (REDACTED) bureau reflects XX Xs of which X is a X and X is an (REDACTED) (REDACTED). There are XX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XX. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and X years of (REDACTED).

Reviewer Comment (2022-03-02): per client comment - DSCR of X.XX is (REDACTED)lculated with XX% of mar(REDACTED)t rent for Unit A. (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX. The (REDACTED) bureau reflects XX Xs of which X is a X and X is an (REDACTED) (REDACTED). There are XX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XX. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and X years of (REDACTED).

Seller Comment (2022-03-02): X. The overall strength of the file supports consideration of an exception. The (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X is an (REDACTED) (REDACTED). There are XX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XX. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and X years of (REDACTED).  X. The  (REDACTED) to value should be (REDACTED) to XX% based on the fact that the (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX and the transaction is considered a rate/term refina(REDACTED)e. The adjustment to X suggested by (REDACTED) is due to the (REDACTED) (REDACTED)g a newer X. However, the subject property is (REDACTED)g (REDACTED)aged by a (REDACTED) firm and not (REDACTED)g (REDACTED)(REDACTED)aged.

Reviewer Comment (2022-03-02): Please provide the full page for the lease agreement for the unit #A we (REDACTED) received lease agreement fro unit #B, Exception remains.

Seller Comment (2022-03-01): (REDACTED)lete copy of the lease agreement is clearly shown as a trailing document in the clarity image from pages XXX-XXX - exception should be removed.

Reviewer Comment (2022-02-24): Lease for unit #A only has the f(REDACTED)t page provided. Provide the (REDACTED)ssing pages for unit A.

Seller Comment (2022-02-23): (REDACTED)lete copy of lease obtained and uploaded

Seller Comment (2022-02-23): (REDACTED)lete lease copy has been requested from (REDACTED)(REDACTED) but this does not negate the fact that per the document in the file that the lease does expire in XXXX.

Reviewer Comment (2022-02-16): Lease provided as trailing document is only page X and is not signed, please provide full lease

Seller Comment (2022-02-15): Please see copy of lease agreement in your file, you will notice on X  page  Term where it states, lease expires XX/XXXX. Please remove the exception.

Seller Comment (2022-02-15): lease agreement NOT expired see  term on f(REDACTED)t page expires XX/XXXX
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364809	(Redacted)	(Redacted)		23801640			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	Lender to provide an exception for the (REDACTED), max (REDACTED) is XX.XX%	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) X.XX vs X.XX.	Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X are  (REDACTED) (REDACTED)s. There are XX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XX. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units under (REDACTED)agement and X years of (REDACTED) and the property has a DSCR of X.XX.

Reviewer Comment (2022-03-04): (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X are  (REDACTED) (REDACTED)s. There are XX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XX. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units under (REDACTED)agement and X years of (REDACTED) and the property has a DSCR of X.XX.

Seller Comment (2022-03-03): (REDACTED) is i(REDACTED)orrect in their assessment of the Underwriting Guidelines (REDACTED)ting this underwrite to a XX% X - this would be (REDACTED)ly if the borrower was a new (REDACTED) and si(REDACTED)e this property is (REDACTED), the borrower is not considered to be a new (REDACTED). Based on this,  the standard X allowa(REDACTED)e for the XXX (REDACTED) tier for a R/T refina(REDACTED)e is XX% and he(REDACTED)e, this is a X%  X Exception -We believe it is reasonable to give a X% X exception on this (REDACTED) as the overall strength of the file supports consideration of an exception. The (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X are  (REDACTED) (REDACTED)s. There are XX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XX. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units under (REDACTED)agement and X years of (REDACTED) and the property has a DSCR of X.XX.

Seller Comment (2022-03-02): X. The overall strength of the file supports consideration of an exception. The (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X is an (REDACTED) (REDACTED). There are XX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XX. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and X years of (REDACTED).  X. The  (REDACTED) to value should be (REDACTED) to XX% based on the fact that the (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX and the transaction is considered a rate/term refina(REDACTED)e. The adjustment to X suggested by (REDACTED) is due to the (REDACTED) (REDACTED)g a newer X. However, the subject property is (REDACTED)g (REDACTED)aged by a (REDACTED) firm and not (REDACTED)g (REDACTED)(REDACTED)aged.

Reviewer Comment (2022-02-24): Per seller comment, waiting on other documents.

Seller Comment (2022-02-24): (REDACTED)n not review this for possible exception until other items pending are cleared.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364809	(Redacted)	(Redacted)		23801641			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).		The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) X.XX vs X.XX.	Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X are  (REDACTED) (REDACTED)s. There are XX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XX. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units under (REDACTED)agement and X years of (REDACTED) and the property has a DSCR of X.XX.

Reviewer Comment (2022-03-04): per client comment - (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X are  (REDACTED) (REDACTED)s. There are XX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XX. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units under (REDACTED)agement and X years of (REDACTED) and the property has a DSCR of X.XX.

Seller Comment (2022-03-02): X. The overall strength of the file supports consideration of an exception. The (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X is an (REDACTED) (REDACTED). There are XX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XX. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and X years of (REDACTED).  X. The  (REDACTED) to value should be (REDACTED) to XX% based on the fact that the (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX and the transaction is considered a rate/term refina(REDACTED)e. The adjustment to X suggested by (REDACTED) is due to the (REDACTED) (REDACTED)g a newer X. However, the subject property is (REDACTED)g (REDACTED)aged by a (REDACTED) firm and not (REDACTED)g (REDACTED)(REDACTED)aged.

Reviewer Comment (2022-02-24): Per seller comment, waiting for documentation.

Seller Comment (2022-02-24): Followed up again with (REDACTED) for asset documentation - been pending for some time.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364809	(Redacted)	(Redacted)		23869953			Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided						Reviewer Comment (2022-01-20): business purpose cert provided Seller Comment (2022-01-18): Not required by guidelines	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364809	(Redacted)	(Redacted)		23870359			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the borrowing (REDACTED).	Borrower's Experience/Track Record	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive.	Owner,Aggregator
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-02-01): Received (REDACTED) for business X on X/XX/XXXX however, per lender guideline (REDACTED) check - No more than XX days from the note date. So, the document provided is not acceptable. Please provide the (REDACTED) document which fa(REDACTED) within the lender guideline he(REDACTED)e Exception remains.

Seller Comment (2022-01-28): Detailed (REDACTED) provided.

Reviewer Comment (2022-01-20): (REDACTED) requires the govt., detailed search for the borrower and (REDACTED). All (REDACTED)s in the file reflect "all". provide detailed search from (REDACTED).

Seller Comment (2022-01-17): (REDACTED) check is part of Background Check in file.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364809	(Redacted)	(Redacted)		23870386			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) is missing for the borrowing (REDACTED).	Borrower's Experience/Track Record	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364809	(Redacted)	(Redacted)		24749772			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - (REDACTED) is XXX.XX%, max (REDACTED) is XX%. (REDACTED) amount XXXX,XXX/XXXX,XXX (Previous (REDACTED)(REDACTED) price listed as unknown per appraisal) = XXX.XX%. (Acquisition of underlying (REDACTED) is within XX months will be capped at +X% from (REDACTED) cap dropped from XX% to XX%). We are missing prior closing (REDACTED) (REDACTED) is no documentation of any improvements made to properties.	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) X.XX vs X.XX.	Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X are  (REDACTED) (REDACTED)s. There are XX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XX. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units under (REDACTED)agement and X years of (REDACTED) and the property has a DSCR of X.XX.

Reviewer Comment (2022-03-04): per client comment - (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X are  (REDACTED) (REDACTED)s. There are XX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XX. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units under (REDACTED)agement and X years of (REDACTED) and the property has a DSCR of X.XX.

Seller Comment (2022-03-03): The (REDACTED) was initially underwritten to (REDACTED)Streest Guidelines and they did not require the same X test as the guidelines the (REDACTED) is (REDACTED)g dilige(REDACTED)e to. However, (REDACTED)'s (REDACTED)lculation of X at X.XX is i(REDACTED)orrect. Even if we (REDACTED)ly took the amount of the new  (REDACTED) of XXXXK and divided it by the debt payoff on the HUD of XXX,XXX we are at a X.XX X and not the X stated by (REDACTED). The Property was (REDACTED) XX months prior to the ori(REDACTED)tion of this Rate and Term Refina(REDACTED)e. Based on this and the fact the property is (REDACTED) we would (REDACTED) a XX% X allowa(REDACTED)e with a XX% X allowa(REDACTED)e (X% above the X (REDACTED)p per guidelines). The initial (REDACTED) price of this property was XXXX,XXX on XX/XX/XXXX. A review of the appraisal substantiates  that signifi(REDACTED)nt rehab has been done to the property - the appraiser notes that the property has been (REDACTED)letely renovated. It notes that there are X units each with updated (REDACTED)chens with quartz counters and tile backsplash, as well as updated baths with new flooring, there are upper and lower covered porches and rear fe(REDACTED)ed in yard. It is also clear from the prior sale photograph of the house that the entire exterior of the dwelling has been redone (REDACTED) . Based upon the fact that there is visual evide(REDACTED)e of signifi(REDACTED)te renovation as well as the (REDACTED)(REDACTED) factors of a XXX (REDACTED), a X.XX DSCR using XX% of mar(REDACTED)t rent and XX% equity we believe if the receipts were on hand this property would more then meet the X test, he(REDACTED)e an exception is reasonable.

Seller Comment (2022-03-02): X. The overall strength of the file supports consideration of an exception. The (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X is an (REDACTED) (REDACTED). There are XX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XX. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and X years of (REDACTED).  X. The  (REDACTED) to value should be (REDACTED) to XX% based on the fact that the (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX and the transaction is considered a rate/term refina(REDACTED)e. The adjustment to X suggested by (REDACTED) is due to the (REDACTED) (REDACTED)g a newer X. However, the subject property is (REDACTED)g (REDACTED)aged by a (REDACTED) firm and not (REDACTED)g (REDACTED)(REDACTED)aged.

Reviewer Comment (2022-02-24): Per seller comment, waiting on the lender.

Seller Comment (2022-02-24): (REDACTED)n not consider possible exception until other items are ad(REDACTED)essed by (REDACTED)

Reviewer Comment (2022-02-14): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364810	(Redacted)	(Redacted)		23790031			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED) for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.

Seller Comment (2022-01-18): Please es(REDACTED)late to (REDACTED)agement as this issue has been in discussions with senior leadership. The regulatory counsel has advised that the (REDACTED) Letter and (REDACTED) are better evide(REDACTED)e than the executed w-X. The exception should be cleared with their consideration. Thanks so much for your time. (REDACTED)

Reviewer Comment (2022-01-18): Cleared by (REDACTED)sta(REDACTED)

Reviewer Comment (2022-01-13): Received (REDACTED) document he(REDACTED)e exception is cleared.

Seller Comment (2022-01-12): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364810	(Redacted)	(Redacted)		23791256			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	The file was missing required (REDACTED) verification. Per guidelines, (REDACTED) to be used for down payment, closing costs, debt payoff, and (REDACTED) must be seasoned for XX days or sourced.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-16): (REDACTED)(REDACTED) factors from client: There is no evide(REDACTED)e of recent deposits or unusual activity. Borrower is an (REDACTED)d X (REDACTED)al si(REDACTED)e at least XXXX per the background check.  Use of one month (REDACTED) statement does not present a material i(REDACTED)rease in risk on this (REDACTED). Client elects to downgrade and waive.

Buyer Comment (2022-02-16): (REDACTED)(REDACTED) factor approved

Seller Comment (2022-02-16): An exception to the documentation requirement was made on this (REDACTED). The borrower had sufficient funds to cover all costs.    There is a (REDACTED) statement dated X/XX/XXXX with a bala(REDACTED)e of XXXX,XXX.XX; exclusive of the documented Earnest Money Deposit. The Xrequired to close was XXX,XXX.XX.  There is no evide(REDACTED)e of recent deposits or unusual activity. Borrower is an (REDACTED)d X (REDACTED)al si(REDACTED)e at least XXXX per the background check.  Use of one month (REDACTED) statement does not present a material i(REDACTED)rease in risk on this (REDACTED).

Seller Comment (2022-01-28): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364811	(Redacted)			23858193			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) is missing on borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-01-18): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.

Seller Comment (2022-01-18): The exception is still showing as "seller" exception? Would you ta(REDACTED) a look to see if there is another entry required? Thank you so much for your time and assista(REDACTED)e with this exception.

Reviewer Comment (2022-01-18): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elected to downgrade and waive.

Reviewer Comment (2022-01-18): Cleared by (REDACTED)sta(REDACTED).

Reviewer Comment (2022-01-18): (REDACTED) document associated. Exception cleared

Seller Comment (2022-01-13): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.
																				(Redacted)	2	B			Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364811	(Redacted)			23873519			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Date is missing from document.				Reviewer Comment (2022-01-24): Exception cleared. Seller Comment (2022-01-23): The printout from (REDACTED).gov shows a run date of XX/XX/XXXX. Please remove this exception. Thank you so much. (REDACTED) Reviewer Comment (2022-01-18): Reviewed trailing docs Date is (REDACTED)ssing from document. Exception remains Seller Comment (2022-01-13): The (REDACTED) has been uploaded for your review and consideration. Please remove this exception item.	(Redacted)			1	A			Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364811	(Redacted)			23873520			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing on borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received (REDACTED) for business X on X/XX/XXXX however, per lender guideline (REDACTED) check - No more than XX days from the note date. So, the document provided is not acceptable. Please provide the (REDACTED) document which fa(REDACTED) within the lender guideline. Exception remains.

Seller Comment (2022-01-27): (REDACTED) with actual name listed provided.

Reviewer Comment (2022-01-18): We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed. Exception remains.

Reviewer Comment (2022-01-18): The available (REDACTED) document shows TYPE: ALL, which is not acceptable as per Deal Notes. Exception remains

Seller Comment (2022-01-13): The (REDACTED) searches and background check for the (REDACTED), i(REDACTED)luding (REDACTED) showing no listing are uploaded for your review and consideration. Please remove the exception item.
																				(Redacted)	2	B			Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364811	(Redacted)			24800912			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs and documented cost of improvements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears supported by the (REDACTED) (REDACTED) (REDACTED). The (REDACTED) contained a total of XX (REDACTED) of which XX are (REDACTED), X are (REDACTED), and X are (REDACTED) (REDACTED). The (REDACTED) payment (REDACTED) showed XXX successful (REDACTED) made per the (REDACTED). The subject property would be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units with XX years of (REDACTED). The file contained (REDACTED) with (REDACTED) of (REDACTED) with an ending balance of XXX,XXX.XX less the closing (REDACTED) of XXXX.XX leaves XXX,XXX.XX/XXXXX.XX (REDACTED)=XX.XX months (REDACTED) (REDACTED) post-closing. (REDACTED) has (REDACTED) of XX.XX.
																Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears supported by the (REDACTED) bureau report. The report contained a total of XX Xs of which XX are Xs, X are (REDACTED), and X are X Xs. The X payment history showed XXX successful payments made per the report. The subject property would be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED). The file contained assets with (REDACTED) of (REDACTED)a with an ending bala(REDACTED)e of XXX,XXX.XX less the closing monies of XXXX.XX l(REDACTED)s XXX,XXX.XX/XXXXX.XX ((REDACTED))=XX.XX months (REDACTED) (REDACTED) post-closing. (REDACTED) has X of XX.XX. Client elects to downgrade and waive.

Seller Comment (2022-02-21): The Lender provided an exception for the X varia(REDACTED)e on the (REDACTED) file. The (REDACTED)lculated X of X.XXXXX exceeded guideline m(REDACTED)imum of .XX. However, the overall merits of the file support an exception to the guideline. The subject transaction is a rate/term refina(REDACTED)e whereby the borrower brought Xto close of XXXX.XXThe (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears supported by the (REDACTED) bureau report. The report contained a total of XX Xs of which XX are Xs, X are (REDACTED), and X are X Xs. The X payment history showed XXX successful payments made per the report. The subject property would be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED). The file contained assets with (REDACTED) of (REDACTED)a with an ending bala(REDACTED)e of XXX,XXX.XX less the closing monies of XXXX.XX l(REDACTED)s XXX,XXX.XX/XXXXX.XX ((REDACTED))=XX.XX months (REDACTED) (REDACTED) post-closing. For these reasons, an exception is deemed prudent.
																				(Redacted)	2	B			Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364812	(Redacted)			23812230			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Background Check provided is not for the (REDACTED) on (REDACTED) (REDACTED).				Reviewer Comment (2022-01-20): Exception cleared Seller Comment (2022-01-16): Both a copy of the note document and the background check for (REDACTED) (REDACTED)(REDACTED) (REDACTED) (REDACTED) been uploaded for your review and consideration. Please remove this exception item.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364812	(Redacted)			23812307			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Background Check provided is not for the (REDACTED) on (REDACTED) (REDACTED).				Reviewer Comment (2022-01-18): Document associated and Exception cleared Seller Comment (2022-01-12): Background Check provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364812	(Redacted)			23919807			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED) for (REDACTED) (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-16): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364812	(Redacted)			23919820			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED) and (REDACTED).				Reviewer Comment (2022-01-31): Provided for both (REDACTED) and borrower. Seller Comment (2022-01-27): Detailed (REDACTED) and background report provided. Reviewer Comment (2022-01-20): (REDACTED) requires the govt., detailed search for the borrower and (REDACTED). All (REDACTED)s in the file reflect "all". provide detailed search from (REDACTED). Seller Comment (2022-01-16): (REDACTED) searches as well as the background check for the (REDACTED) showing (REDACTED) no listing (REDACTED) been uploaded for your review and consideration. Please remove the exception item if acceptable.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364812	(Redacted)			24746828			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing (REDACTED)(REDACTED) price, documented (REDACTED), and prior closing costs	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is XXX, (REDACTED) X.XX and (REDACTED) XXX, XXX.XX months of (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-02-24): X is XX%, DSCR X.XX and (REDACTED) XXX, XXX.XX months of (REDACTED). Client elects to downgrade and waive. Seller Comment (2022-02-24): X (REDACTED) be in the underwriting guidelines but it is unknown if this is the (REDACTED)se as the documentation is not available. An exception was approved based upon the fact the (REDACTED) was initially underwritten to (REDACTED) guidelines wher(REDACTED) this was not a requirement. X is XX%, DSCR X.XX and (REDACTED) XXX. Seller Comment (2022-02-21): reviewed/pending			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364813	(Redacted)	(Redacted)		23776780			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	XX% calculated (REDACTED) exceeds guideline maximum (REDACTED) Transaction of XX%	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is X.XX vs X.XX. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units with XX years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by the (REDACTED) (REDACTED) which reflects X (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains (REDACTED) for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX resulting in XXX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject transaction is X.XX. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-03-10): The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by the (REDACTED) report which reflects X Xs of which X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX resulting in XXX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR for the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-09): The exception presented by the Lender is to allow the transaction as presented at an X of XX%. The transaction is a X refina(REDACTED)e with a (REDACTED) (REDACTED) (REDACTED) of XXX which should be (REDACTED) to XX% X. Considering an exception for the higher than guideline X appears reasonable based on the overall merits of the (REDACTED) file. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by the (REDACTED) report which reflects X Xs of which X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX resulting in XXX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR for the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364813	(Redacted)	(Redacted)		23776781			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.		(REDACTED) is an invalid exception- (REDACTED) is a (REDACTED) transaction and as such has no (REDACTED) cost with which to accurately calculate (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) is XXX vs XXX.

We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is X.XX vs X.XX. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units with XX years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by the (REDACTED) (REDACTED) which reflects X (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains (REDACTED) for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX resulting in XXX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject transaction is X.XX. Client elects to downgrade and waive.

over XXX months vs X.
																Aggregator,Owner Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using X.XX DSCR, XXX (REDACTED), XXX.XX months of (REDACTED)

Reviewer Comment (2022-03-04): per client comment - X.XX DSCR, XXX (REDACTED), XXX.XX months of (REDACTED)

Reviewer Comment (2022-02-23): (REDACTED)sh-out X where the acquisition of underlying property is within XX months will be (REDACTED)pped at +X% from X (REDACTED)p X is XX% +X = XX% X Is XX.XX%. Client  to review approve.

Seller Comment (2022-02-21): Please review the appraisal, page XXX of XXX of your file. There is a scope of work i(REDACTED)luded there. The property was (REDACTED) for XXXX,XXX on X/XX/XXXX plus the improvements and materials (XXX,XXX+XX,XXX) of XXX,XXX.XX for a total acquisition of XXXX,XXX. The note amount is XXXX,XXX / XXXX,XXX = .XXXX which is within the guideline of .XX.

Reviewer Comment (2022-01-27): Cleared by (REDACTED)sta(REDACTED). The (REDACTED) price XXX,XXX.XX/XXX,XXX.XX ( (REDACTED) amount) = XXX%, exceeds the m(REDACTED) of XX%. Exceptions remains.

Reviewer Comment (2022-01-20): Exception cleared.

Seller Comment (2022-01-18): The note amount was XXXX,XXX with a previous (REDACTED) price plus improvements of XXXX,XXX.XX which results in an X (REDACTED)lculation of XX.XX which is within the XX% requirement. Please remove this exception.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364813	(Redacted)	(Redacted)		23933868			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing proof the (REDACTED) owns XXX% of (REDACTED) (REDACTED).				Reviewer Comment (2022-01-20): Exception cleared. Seller Comment (2022-01-18): The (REDACTED) member certifi(REDACTED)te along with the statement of no operating agreement, the articles of organization and the (REDACTED) Letter and (REDACTED) showing the (REDACTED) as the (REDACTED) member of the borrowing X confirms his (REDACTED)ship in the entirety. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364813	(Redacted)	(Redacted)		23933877			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is X.XX vs X.XX. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units with XX years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by the (REDACTED) (REDACTED) which reflects X (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains (REDACTED) for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX resulting in XXX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject transaction is X.XX. Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-18): Please elaborate on the actual (REDACTED)ssing document as the information above is vague and doesn't provide information about what you are seeking.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364814	(Redacted)	(Redacted)		23793144			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Document not provided.				Reviewer Comment (2022-01-13): Received Fraud report he(REDACTED)e exception cleared. Seller Comment (2022-01-12): Background Check uploaded to file.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		23793159			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		Document not provide.				Reviewer Comment (2022-01-13): Received Business Purpose he(REDACTED)e exception cleared. Seller Comment (2022-01-12): Business Purpose (REDACTED) Cert uploaded to file.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		23793169			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided		document not provided.				Reviewer Comment (2022-01-13): Received Closing Protection Letter he(REDACTED)e exception cleared. Seller Comment (2022-01-12): CPL uploaded to file.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		23793176			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		document not provided.				Reviewer Comment (2022-01-18): (REDACTED) report associated. Exception cleared. Seller Comment (2022-01-12): (REDACTED) Report uploaded to file.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		23793178			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		document not provided.				Reviewer Comment (2022-01-13): Received Flood Certifi(REDACTED)te he(REDACTED)e exception cleared. Seller Comment (2022-01-12): Flood Cert uploaded to file.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		23793182			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Document not provided.				Reviewer Comment (2022-01-18): Background check associated. Exception cleared Seller Comment (2022-01-12): Background Check uploaded to file. Guidelines require Background Check or Fraud Report.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		23793183			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Document not provided.				Reviewer Comment (2022-01-14): Received Final Closing Statement he(REDACTED)e Exception is cleared. Seller Comment (2022-01-12): Final Settlement Statement uploaded to file.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		23793558			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		Document not provided.
Reviewer Comment (2022-02-15): HUD X was provided which is sufficient per guides.

Reviewer Comment (2022-01-21): Per appraisal sold on XX/XX/XXXX for XXX,XXX.XX and per guides; (REDACTED) and Sale agreement, (REDACTED)ee receipt, or HUD (if property acquired in previous XXX days). Exception cleared

Seller Comment (2022-01-19): Guidelines allow HUD-X in lieu of (REDACTED) contract if (REDACTED) within last XXX days.  HUD-X is in file but uploaded again.

Reviewer Comment (2022-01-14): Require (REDACTED) Agreement / Sales Contract Document in file Please provide he(REDACTED)e Exception remains same.

Seller Comment (2022-01-12): Terms of (REDACTED) uploaded to file.
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		23793567			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Title Preliminary not provided		Document not provided.				Reviewer Comment (2022-01-13): Received Title (REDACTED) he(REDACTED)e exception cleared. Seller Comment (2022-01-12): Title (REDACTED) uploaded to file.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		23793587			Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Document not provided.				Reviewer Comment (2022-01-14): Received Appraisal he(REDACTED)e Exception is cleared. Seller Comment (2022-01-12): Appraisal uploaded to file.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		23794209			Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing						Reviewer Comment (2022-01-13): Received Title (REDACTED) he(REDACTED)e exception cleared. Seller Comment (2022-01-12): Title (REDACTED) uploaded to file.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		23794210			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Mising Document: Closing Protection Letter not provided.						Reviewer Comment (2022-01-13): Received Closing protection letter he(REDACTED)e exception cleared. Seller Comment (2022-01-12): CPL uploaded to file	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		23794225			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		Document is not provided .				Reviewer Comment (2022-01-18): Exception cleared.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		23794245			Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	-	Document not provided.				Reviewer Comment (2022-01-18): Background check associated. Exception cleared Seller Comment (2022-01-12): Background Check uploaded to file. Guidelines require Background Check or Fraud Report.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		23794346			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		No appraisal provided for (REDACTED) (REDACTED) application.				Reviewer Comment (2022-01-14): Received CDA he(REDACTED)e Exception is cleared. Seller Comment (2022-01-12): CDA uploaded to file Seller Comment (2022-01-12): CDA uploaded to file.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		23794466			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing.; Sec ID: 1		No appraisal provided.				Reviewer Comment (2022-01-14): Received Appraisal he(REDACTED)e Exception is cleared. Seller Comment (2022-01-12): Appraisal uploaded to file	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		23794472			Credit	Guideline	Guideline Issue	Guideline	The file does not contain evidence of the Contract Sales Price.		Document not provided.				Reviewer Comment (2022-01-18): Received HUD/Dupli(REDACTED)te (REDACTED)ssing sales contract Reviewer Comment (2022-01-14): Require (REDACTED) of Contract/ Sales Contract document in file Please provide he(REDACTED)e Exception is remains same. Seller Comment (2022-01-12): Terms of (REDACTED) uploaded to file	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		23794851			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.		Missing (REDACTED) amount to calculate (REDACTED).				Reviewer Comment (2022-01-18): received (REDACTED)arable rent schedule	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		23794875			Credit	Title	General	Title	Unable to Determine if Subject Property is Real Estate Owned due to missing Appraisal and Title documentation.						Reviewer Comment (2022-01-13): Exception cleared. Seller Comment (2022-01-12): Appraisal and Title (REDACTED) uploaded to file.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		23939445			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for (REDACTED).				Reviewer Comment (2022-02-15): (REDACTED) report provided for borrowing X. Seller Comment (2022-02-15): (REDACTED) for Happy Dayz East Properties (REDACTED) uploaded, please clear exception Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X. Reviewer Comment (2022-01-13): (REDACTED)ssing for borrowing X only.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		23939485			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.		Missing data to calculate (REDACTED).				Reviewer Comment (2022-01-18): Received HUD, updated (REDACTED) price	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		23939486			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.		Missing data to calculate (REDACTED).				Reviewer Comment (2022-01-18): Updated per receipt of HUD	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		23939487			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.		Missing (REDACTED)				Reviewer Comment (2022-01-21): (REDACTED)n is XXX Reviewer Comment (2022-01-18): Exception Explanation Updated from: Representative (REDACTED) (REDACTED) of is less than Guideline representative (REDACTED) (REDACTED) of XXX.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		23939506			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED) for borrowing (REDACTED).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		24518529			Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	-	Available (REDACTED)FC is not as per Deal Notes. (missing the name of the (REDACTED))				Reviewer Comment (2022-02-11): Exception cleared Reviewer Comment (2022-01-31): Please provide (REDACTED). There is no name in the Provided (REDACTED). Seller Comment (2022-01-28): Background Report and (REDACTED) provided.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364814	(Redacted)	(Redacted)		24560824			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Verified a total of XXX,XXX.XX in (REDACTED), short X months in (REDACTED). (REDACTED) plus Add an additional (REDACTED) months for any (REDACTED) within X% of the published maximum (REDACTED)	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is X.XX vs X.XX.	Owner,Aggregator
Reviewer Comment (2022-03-02): Client elects to waive using XXX (REDACTED), XX% X which is X% below the m(REDACTED) X allowed for (REDACTED) and in this (REDACTED) tier, DSCR is X.X

Reviewer Comment (2022-03-02): per client comment - XXX (REDACTED), XX% X which is X% below the m(REDACTED) X allowed for (REDACTED) and in this (REDACTED) tier, DSCR is X.X

Seller Comment (2022-03-01): A review of this file indi(REDACTED)tes documented (REDACTED) in the amount of XXX,XXX.XX (REDACTED) indi(REDACTED)tes that the borrower has to evide(REDACTED)e X months of (REDACTED) but this is not the (REDACTED)se as the property is (REDACTED) and therefore the (REDACTED) is underwritten an (REDACTED)d (REDACTED). In addition there not an add for the extra (REDACTED) based on X as the borrower fa(REDACTED) in the grid and the XX% X and the allowa(REDACTED)e on X for a (REDACTED) is XX%.  The "within X% of the m(REDACTED)imum X" context is if the (REDACTED) were to exceed the X allowa(REDACTED)e not fall into it. Borrower is short Xto close as HUD evide(REDACTED)ed XXK and we (REDACTED) XXK documented. We should also (REDACTED) X months of (REDACTED). This (REDACTED) has the following (REDACTED)(REDACTED) factors XXX (REDACTED), XX% X which is X% below the m(REDACTED) X allowed for (REDACTED) and in this (REDACTED) tier, DSCR is X.X.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216364815	(Redacted)			23759698			Credit	Guideline	Guideline Issue	Guideline	Aged document: Asset Account date is more than 90 days prior to Closing.	-	(REDACTED) (REDACTED) for (REDACTED) (REDACTED) ending in XXXX are dated more than XX days from note date. Provide a more recent (REDACTED) (REDACTED) dated not more than XX days from note date.	The (Redacted) ((Redacted)) is greater than the guideline requirement by (Redacted). Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).	We have (REDACTED) letter in file doc ID X(Redacted)REDACTED) is dated after Note date, client elects to downgrade and wa(Redacted)(REDACTED) i(Redacted) v(Redacted). over XX months in (REDACTED) vs X.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Client elects to waive using X.XX DSCR, XX.XX months reserve, XXX (REDACTED), (REDACTED)d X

Reviewer Comment (2022-03-02): Per client comment - X.XX DSCR, XX.XX months reserve, XXX (REDACTED), (REDACTED)d X

Seller Comment (2022-02-16): The exception requested is to allow (REDACTED) statements outside the normal XX days of closing, as (REDACTED). The statement in question is from XX/XX/XXXX. There is a statement from the (REDACTED) (REDACTED) XXXK (REDACTED) Plan, dated XX/XX/XXXX through XX/XX/XXXX (an annual statement) that although aged is an annual statement. However, there is a XXXK printout in the (REDACTED) file, dated XX/XX/XXXX that fully supports the retirement X for the (REDACTED). The bala(REDACTED)e on the X/XX/XXXX printout shows a (REDACTED) bala(REDACTED)e of XXXX,XXX.XX of which guidelines per(REDACTED)t the use of XX% of that bala(REDACTED)e as potential (REDACTED). The amount eligible for consideration would be XXX,XXX.XX or XX.XX months of (REDACTED) (REDACTED) post-closing. The X information is reasonable based on the statement and then (REDACTED) additional printouts from that source. Please consider an exception based on the aforementioned information.

Seller Comment (2022-02-02): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364815	(Redacted)			23759732			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	(REDACTED) for (REDACTED) X is dated XX/XX/XXXX which is more than XX days from note date (XX/XX/XXXX) . Provide a more recent (REDACTED) dated not more than XX days from note date.	The (Redacted) ((Redacted)) is greater than the guideline requirement by (Redacted). Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).	We have (REDACTED) letter in file doc ID X(Redacted)REDACTED) is dated after Note date, client elects to downgrade and wa(Redacted)(REDACTED) i(Redacted) v(Redacted). over XX months in (REDACTED) vs X.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Client elects to waive using X.XX DSCR, XX.XX months reserve, XXX (REDACTED), (REDACTED)d X

Reviewer Comment (2022-03-02): Per client comment - X.XX DSCR, XX.XX months reserve, XXX (REDACTED), (REDACTED)d X

Seller Comment (2022-02-16): The exception requested is to allow the (REDACTED) report that is aged XXX days vs our XX day underwriting guidelines requirement - lender did not refresh (REDACTED). The (REDACTED) FIC OXXX we do not see gap risk in this time period. There is a XXXK printout in the (REDACTED) file, dated XX/XX/XXXX that fully supports the retirement X for the (REDACTED). The bala(REDACTED)e on the X/XX/XXXX printout shows a (REDACTED) bala(REDACTED)e of XXXX,XXX.XX of which guidelines per(REDACTED)t the use of XX% of that bala(REDACTED)e as potential (REDACTED). The amount eligible for consideration would be XXX,XXX.XX or XX.XX months of (REDACTED) (REDACTED) post-closing. High (REDACTED) coupled with additional (REDACTED) provide comfort of this risk

Seller Comment (2022-02-02): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364815	(Redacted)			23760099			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Need on (REDACTED).				Reviewer Comment (2022-01-13): Received Background check document for (REDACTED) he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): Background Check provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364815	(Redacted)			23927929			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship was not provided	-	(REDACTED) has a valid (REDACTED), however (REDACTED) application (REDACTED) (REDACTED) is not a US and (REDACTED) (REDACTED) of (REDACTED). What is the (REDACTED) (REDACTED) status?	The (Redacted) ((Redacted)) is greater than the guideline requirement by (Redacted). Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).	We have (REDACTED) letter in file doc ID X(Redacted)REDACTED) is dated after Note date, client elects to downgrade and wa(Redacted)(REDACTED) i(Redacted) v(Redacted). over XX months in (REDACTED) vs X.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-04-19): The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrower's Experience/Track Record.

The representative FICO score exceeds the guideline minimum by at least 40 points. Client elects to downgrade and waive.

Seller Comment (2022-02-16): One additional note, (REDACTED) (REDACTED)ivers license is the ID provided

Seller Comment (2022-02-16): Es(REDACTED)lation to (REDACTED) the (REDACTED) indi(REDACTED)ted on the (REDACTED) appli(REDACTED)tion that he is not a US (REDACTED) but does not elaborate further as to his (REDACTED)ship status. He has  a (Redacted) (REDACTED) (REDACTED), a (REDACTED)lete trimerge (REDACTED) profile with (REDACTED)d (REDACTED) of XXX and a (REDACTED)lete background check. This is an immaterial issues in that it is very clear the borrower is not a (REDACTED). Kindly confirm waiver on this issue.

Reviewer Comment (2022-01-25): Per XXXX borrower is not a (Redacted) (REDACTED) neither a (Redacted)(REDACTED). Require supporting documentation, Passport or (REDACTED) to verify resident status. Exception Remains.

Seller Comment (2022-01-23): The appli(REDACTED)tion document shows the (REDACTED)ship of the (REDACTED), K(REDACTED)n (REDACTED), please remove the exception. Thank you
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364815	(Redacted)			23927967			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Need on (REDACTED) and borrowing (REDACTED).	The (Redacted) ((Redacted)) is greater than the guideline requirement by (Redacted).	We have (REDACTED) letter in file doc ID X(Redacted)REDACTED) is dated after Note date, client elects to downgrade and wa(Redacted)(REDACTED) i(Redacted) v(Redacted).	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received (REDACTED) document for Business X. However, it is more than XX days from the Note Date. As per guideline, require (REDACTED) document within XX days of Note date. Also, please provide separate (REDACTED) document for (REDACTED) too. Exception remains.

Seller Comment (2022-01-27): Detailed (REDACTED) search and background reports provided.

Seller Comment (2022-01-26): An (REDACTED) search on the Borrowing X will be provided - Please es(REDACTED)late the portion of the exception co(REDACTED)erning the (REDACTED) check on the (REDACTED) to (REDACTED)agement.  The background check provided on pages X and XX clearly states that the (REDACTED) does not appear on the (REDACTED) (Office of (REDACTED) Asset Control).lists   There is no requirement in the (REDACTED) guidelines, nor in the regulation, that requires the (REDACTED) check to be in a separate document the finding in the background report are sufficient to meet the requirements.  We request you clear this portion of the exception.

Reviewer Comment (2022-01-25): (REDACTED) requires the govt., detailed search for the borrower and (REDACTED). All (REDACTED)s in the file reflect "all". provide detailed search from (REDACTED). Exception Remains.

Seller Comment (2022-01-24): The background check contains an add on search or the (REDACTED) searches and it pu(REDACTED) from the Office of (REDACTED) Asset Control  - it clearly states no findings in the background report for the relevant entities - please review it this time. This is the Xth response on this (REDACTED).

Seller Comment (2022-01-24): An (REDACTED) check on the (REDACTED) is a part of the standard background check attached hereto.   (REDACTED) check on the Borrowing X is forthco(REDACTED)ng

Reviewer Comment (2022-01-18): We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed for borrowing X. Exception remains.

Seller Comment (2022-01-14): (REDACTED) results on the (REDACTED) are contained in the background check
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364815	(Redacted)			23927973			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Need on borrowing (REDACTED).	The (Redacted) ((Redacted)) is greater than the guideline requirement by (Redacted).	We have (REDACTED) letter in file doc ID X(Redacted)REDACTED) is dated after Note date, client elects to downgrade and wa(Redacted)(REDACTED) i(Redacted) v(Redacted).	Aggregator,Owner	Reviewer Comment (2022-01-18): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waived. Reviewer Comment (2022-01-18): Executed WX signed at closing per guidelines. Exception remains. Seller Comment (2022-01-14): Please provide more detail on the document that is cited as (REDACTED)ssing.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364815	(Redacted)			24773978			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).		The Loan to Value (LTV) on the loan is less than the guideline maximum by at least (Redacted).
The file shows that the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and XX years of (REDACT(Redacted)dditionally, the (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be supported by the data on the (REDACT(Redacted)he (REDACTED) file contained a total of XX (REDACTED) of which X were (REDACTED), X (REDACTED), and X (REDACTED) (REDACTED) (REDACT(Redacted)he (REDACTED) dates back to XX/X(Redacted)he (REDACTED) payment (REDACTED) shows XXX (REDACTED) (REDACTED) (REDACTED) m(Redacted)he file contained (REDACTED) with (REDACTED) (REDACTED), a XXXK (REDACTED), that reflects XXXX,(Redacted) and when considering only XXX of those, the results would be XXX,(Redacted) / XX,(Redacted) =(Redacted) (REDACTED) (REDACTED) post-clos(Redacted)X (REDACTED).
																Aggregator,Owner
Reviewer Comment (2022-02-24): The file shows that the subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and XX years of (REDACTED). Additionally, the (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be supported by the data on the report. The (REDACTED) file contained a total of XX Xs of which X were Xs, X (REDACTED)s, and X X (REDACTED) Xs. The (REDACTED) dates back to XX/XXXX. The X payment history shows XXX X related payments made. The file contained assets with (REDACTED) (REDACTED), a XXXK X, that reflects XXXX,XXX.XX and when considering only XX% of those, the results would be XXX,XXX.XX / XX,XXX.XX = XX.XX (REDACTED) (REDACTED) post-closing. XX X. Client elects to downgrade and waive.

Seller Comment (2022-02-21): The exception provided by the Lender was an X varia(REDACTED)e on the (REDACTED) transaction. I disagree with the (REDACTED) (REDACTED)lculation of the X. They presented an X of X.XXXXX. The appli(REDACTED)tion shows a prior (REDACTED) price in XXXX of XXXX,XXX (the settlement statement shows a payoff bala(REDACTED)e of XXXX,XXX.XX). Using the information from the appli(REDACTED)tion, the note amount was XXXX,XXX/XXXX,XXX which is an X of X.XXX. If the payoff was used, the X would be X.XXXX. Either X (REDACTED)lculation exceeds the guideline of .XX. However, the (REDACTED) was presented as a rate and term refina(REDACTED)e of a debt with the borrower receiving XX,XXX.XX (well below the allowable X%) at closing. The file shows that the subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and XX years of (REDACTED). Additionally, the (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be supported by the data on the report. The (REDACTED) file contained a total of XX Xs of which X were Xs, X (REDACTED)s, and X X (REDACTED) Xs. The (REDACTED) dates back to XX/XXXX. The X payment history shows XXX X related payments made. The file contained assets with (REDACTED) (REDACTED), a XXXK X, that reflects XXXX,XXX.XX and when considering only XX% of those, the results would be XXX,XXX.XX / XX,XXX.XX = XX.XX (REDACTED) (REDACTED) post-closing. For these reasons, the X exception appears reasonable.

Reviewer Comment (2022-02-15): (REDACTED)ssing prior closing costs and documented cost of improvements.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364816	(Redacted)			23766013			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided						Reviewer Comment (2022-01-27): Provided Reviewer Comment (2022-01-21): Client to review. Seller Comment (2022-01-19): Not required by guidelines.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364816	(Redacted)			23766017			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Borrowing (REDACTED)'s executed (REDACTED)X is missing in file. Required per guideline	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX and is date X(REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive. (REDACTED) is XXX vs XXX.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is date XX//XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364816	(Redacted)			23766034			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		(REDACTED)'s available verifiable (REDACTED) is insufficient for closing				Reviewer Comment (2022-01-21): . Exception cleared	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364816	(Redacted)			23766055			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	(REDACTED)-XXXX has X month (REDACTED) in file. (REDACTED) months (REDACTED) is the minimum requirement per guideline. (REDACTED) provide additional (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record	We have (REDACTED) letter in file doc ID XXXX and is date X(REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive. (REDACTED) is XXX vs XXX. (REDACTED) is .X.XX vs X.XX. over X years (REDACTED) (REDACTED) (REDACTED).	Aggregator,Owner Owner Owner,Aggregator
Reviewer Comment (2022-03-02): Client elects to waive using  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payments made. (REDACTED)d X

Reviewer Comment (2022-03-02): Per client comment -  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payments made. (REDACTED)d X

Seller Comment (2022-02-24): File contains only X month Orion FCU Statement, which does not meet requirement for XX days of statements. (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payments made which (REDACTED) ma(REDACTED) an exception reasonable.

Seller Comment (2022-02-21): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364816	(Redacted)			23870892			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) on borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX and is date X(REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive. (REDACTED) is XXX vs XXX.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-02-01): Received (REDACTED) for business X on X/XX/XXXX however, per lender guideline (REDACTED) check - No more than XX days from the note date. So, the document provided is not acceptable. Please provide the (REDACTED) document which fa(REDACTED) within the lender guideline he(REDACTED)e Exception remains.

Seller Comment (2022-01-28): Detailed (REDACTED) provided.

Reviewer Comment (2022-01-21): Uploaded Fraud report/background report is for not our (REDACTED), need for (REDACTED)(REDACTED) (REDACTED)rable. Also (REDACTED) need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed for borrowing X. Exception remains.

Seller Comment (2022-01-19): (REDACTED) not required on borrowing X.  Guidelines require for (REDACTED)(s)/Pri(REDACTED)ipal(s).  Background check for (REDACTED) uploaded to file.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364816	(Redacted)			23870950			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Per guidelines: A minimum of (REDACTED) months of payments (REDACTED) scheduled (REDACTED) and interest, taxes, (REDACTED) and association fee, if applicable (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record	We have (REDACTED) letter in file doc ID XXXX and is date X(REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive. (REDACTED) is XXX vs XXX. (REDACTED) is .X.XX vs X.XX. over X years (REDACTED) (REDACTED) (REDACTED).	Aggregator,Owner Owner Owner,Aggregator
Reviewer Comment (2022-03-02): Client elects to waive using  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payments made. (REDACTED)d X

Reviewer Comment (2022-03-02): Per client comment -  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payments made. (REDACTED)d X

Seller Comment (2022-02-24): File contains only X month Orion FCU Statement, which does not meet requirement for XX days of verified assets to (REDACTED)lculate the reserve requirement. (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payments made would ma(REDACTED) an exception on this (REDACTED) reasonable.

Seller Comment (2022-02-21): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364816	(Redacted)			24632987			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying (REDACTED) for Closing of (REDACTED) is less than Cash From Borrower (REDACTED).		The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record	We have (REDACTED) letter in file doc ID XXXX and is date X(REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive. (REDACTED) is XXX vs XXX. (REDACTED) is .X.XX vs X.XX. over X years (REDACTED) (REDACTED) (REDACTED).	Aggregator,Owner Owner Owner,Aggregator
Reviewer Comment (2022-03-02): Client elects to waive using  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payments made. (REDACTED)d X

Reviewer Comment (2022-03-02): Per client comment -  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payments made. (REDACTED)d X

Seller Comment (2022-02-24): File contains only X month Orion FCU Statement, which does not meet requirement for XX days of verified assets to be used to verify Xto close. (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payments made ma(REDACTED)s it reasonable to consider and exception on this asset.

Seller Comment (2022-02-21): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364817	(Redacted)			23754374			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Document (Post (REDACTED) Inspection Report) was not on file.				Reviewer Comment (2022-01-25): Exception cleared. Buyer Comment (2022-01-25): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216364817	(Redacted)			24746841			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Added X-X-XX - Per guides, A (REDACTED) with a start date within XX days of closing date and proof of receipt of security deposit. Missing the XXXXX deposit. (REDACTED) start date is X-XX-XX and note date is XX-X-XX.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Lesser of Market (REDACTED)/ actual (REDACTED) (REDACTED) (REDACTED) to (REDACTED)(REDACTED) (REDACTED), (REDACTED) is X.XX	Aggregator,Owner	Reviewer Comment (2022-02-24): Lesser of Mar(REDACTED)t Rent/ actual lease rent used to (REDACTED)lculate DSCR, DSCR is X.XX. Client elects to downgrade and waive. Seller Comment (2022-02-23): Lease began on X/XX and (REDACTED) Closed on XX/X lesser of Mar(REDACTED)t Rent/ actual lease rent used to (REDACTED)lculate DSCR - Waiver requested			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216364818	(Redacted)			23764941			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).		The representative FICO score exceeds the guideline minimum by at least (Redacted). Borrowers made a down payment from their own funds on this purchase transaction of at least (Redacted) and (Redacted). Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACT(Redacted)REDACTED) is dated after Note date, client elects to downgrade and wa(Redacted)Both sales contract addendum and appraisal show a sales price of XXX,(Redacted)REDACTED) should be XX (REDACTED)ing (REDACTED) amount (XXX,XXX) and the lesser of sales price and appraisal value (XXX,XXX)	Aggregator,Owner Owner Owner
Reviewer Comment (2022-03-02): Client elects to waive using Both sales contract addendum and appraisal show a sales price of XXX,XXX. X should be XX using (REDACTED) amount (XXX,XXX) and the lesser of sales price and appraisal value (XXX,XXX)

Reviewer Comment (2022-03-02): Per client comment - Both sales contract addendum and appraisal show a sales price of XXX,XXX. X should be XX using (REDACTED) amount (XXX,XXX) and the lesser of sales price and appraisal value (XXX,XXX)

Seller Comment (2022-02-23): The X provided by (REDACTED) XX.XXXXX% is i(REDACTED)orrect the X is XX% the X is (REDACTED)lculated by Sales Price and the sales price  XXXX,XXX. Waive.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364818	(Redacted)			23817929			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided on borrowing (REDACTED) and (REDACTED).	The representative FICO score exceeds the guideline minimum by at least (Redacted).	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACT(Redacted)REDACTED) is dated after Note date, client elects to downgrade and wa(Redacted)Both sales contract addendum and appraisal show a sales price of XXX,(Redacted)REDACTED) should be XX (REDACTED)ing (REDACTED) amount (XXX,XXX) and the lesser of sales price and appraisal value (XXX,XXX)	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-20): (REDACTED) has conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364818	(Redacted)			23854224			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) for borrowing (REDACTED) and (REDACTED)	The representative FICO score exceeds the guideline minimum by at least (Redacted).	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACT(Redacted)REDACTED) is dated after Note date, client elects to downgrade and wa(Redacted)Both sales contract addendum and appraisal show a sales price of XXX,(Redacted)REDACTED) should be XX (REDACTED)ing (REDACTED) amount (XXX,XXX) and the lesser of sales price and appraisal value (XXX,XXX)	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-02-01): Received (REDACTED) for business X on X/XX/XXXX however, per lender guideline (REDACTED) check - No more than XX days from the note date. So, the document provided is not acceptable. Please provide the (REDACTED) document which fa(REDACTED) within the lender guideline and also required separate (REDACTED) for (REDACTED) too. Exception remains.

Seller Comment (2022-01-28): Detailed (REDACTED) for borrowing X provided.

Reviewer Comment (2022-01-21): (REDACTED) requires an (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed for borrowing X. Exception remains.

Seller Comment (2022-01-20): The (REDACTED) searches and background report (REDACTED) been uploaded for your review and consideration. The (REDACTED) for borrower is only required if the borrower is an individual and not a borrowing X (Corporations, (REDACTED), Etc.).
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364818	(Redacted)			23858654			Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	-	Per the background check, the (REDACTED) has some open (REDACTED) not paid at closing and no proof of (REDACTED) paid off	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).		Owner	Reviewer Comment (2022-04-19): Client elects to waive using compensating factors.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364819	(Redacted)			23754969			Credit	Missing Document	General	Missing Document	Missing Document: Contractor W-9 not provided		Missing for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216364819	(Redacted)			23754978			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.
Reviewer Comment (2022-02-25): XX/XX/XXXX Title received.

Seller Comment (2022-02-23): The title (REDACTED) loaded was clean and was redacted by the  (REDACTED) imaging engine - this is now (REDACTED)g loaded for a Xrd time - please clear the exception.

Reviewer Comment (2022-02-01): Uploaded title (REDACTED) is illegible, exception remains.

Seller Comment (2022-01-31): Another (REDACTED) uploaded.  Hopefully clear this time.

Reviewer Comment (2022-01-21): Uploaded title (REDACTED) is illegible, exception remains.

Seller Comment (2022-01-20): Final Title not required.  Title (REDACTED) uploaded to file
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216364819	(Redacted)			24746852			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXX,XXX / XXX,XXX = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per the appraisal.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as-agreed" payment made. (REDACTED) (REDACTED) = XXXX,XXX.XX (XXX.XX month's (REDACTED) (REDACTED), XX (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-24): (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payment made.  X(REDACTED) = XXXX,XXX.XX (XXX.XX month's (REDACTED) (REDACTED)), XX X. Client elects to downgrade and waive.

Reviewer Comment (2022-02-24): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Seller Comment (2022-02-24): XX% X refi with HUD showing XXX,XXX.XX back to the Borrower at close.  Property was acquired X/XX/XXXX for XXX,XXX.XX with XXX,XXX.XX in improvements made.  New (REDACTED) amount XXX,XXX.XX.  X re(REDACTED)lculation = X.XXXXX.  Exceeds m(REDACTED) X per guides of X.XXXXX by X.XXXXX.. X exception is reasonable based on (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payment made.  X(REDACTED) = XXXX,XXX.XX (XXX.XX month's (REDACTED) (REDACTED)).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216364820	(Redacted)			23762161			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. XXX (REDACTED), XX (REDACTED) and a X.XX (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364820	(Redacted)			23762480			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Most Recent Valuation Inspection Date: XX/XX/XXXX (REDACTED) End Date: XX/XX/XXXX (REDACTED) Name: (REDACTED) (REDACTED) (REDACTED) Date: XX/XX/XXXX Lender to provide a post (REDACTED) (REDACTED) inspection report				Reviewer Comment (2022-01-27): PDI provided and clear. Buyer Comment (2022-01-25): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364820	(Redacted)			24746860			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing documented costs of (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. XXX (REDACTED), XX (REDACTED) and a X.XX (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-02-24): XXX (REDACTED), XX X and a X.XX DSCR. Client elects to downgrade and waive. Seller Comment (2022-02-24): X% X exception requested. Documentation to confirm (REDACTED)lete X is not available. (REDACTED)(REDACTED) factors are XXX (REDACTED), XX KTV and a X.XX DSCR. Reviewer Comment (2022-02-14): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364820	(Redacted)			24746862			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	(REDACTED) provided are (REDACTED) (REDACTED) #XXXX.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. XXX (REDACTED), XX (REDACTED) and a X.XX (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-02-24): Client elects to downgrade and waive. XXX (REDACTED), XX X and a X.XX DSCR. Seller Comment (2022-02-24): Exception request for X.X months (REDACTED). File has (REDACTED)lete documentation to support X.XX months (REDACTED). (REDACTED)(REDACTED) factors are XXX (REDACTED), XX KTV and a X.XX DSCR.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216364821	(Redacted)			23873102			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Per guidelines: A minimum of (REDACTED) months of payments (REDACTED) scheduled (REDACTED) and interest, taxes, (REDACTED) and association fee, if applicable (REDACTED).	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	(REDACTED) out (REDACTED) transaction w(REDACTED)(REDACTED) borrower has XXXX,XXX.XX in (REDACTED) (REDACTED) the documented (REDACTED) in file, the (REDACTED) out (REDACTED) can be (REDACTED). When taking (REDACTED) into consideration we have XXX.X months (REDACTED) (REDACTED) the additional .XX which equals XXX.XX months. XXX (REDACTED), XX.XXX (REDACTED) and X.XX (REDACTED). XXX months of (REDACTED) when including (REDACTED) out amount of XXXX,XXX.XX.	Aggregator,Owner
Reviewer Comment (2022-02-24): X refina(REDACTED)e transaction wher(REDACTED) borrower has XXXX,XXX.XX in proceeds plus the documented (REDACTED) in file, the X proceeds (REDACTED)n be used. When taking this into consideration we (REDACTED) XXX.X months (REDACTED) plus the additional .XX which equals XXX.XX months. Client elects to downgrade and waive.

Seller Comment (2022-02-24): X refina(REDACTED)e transaction wher(REDACTED) borrower has XXXX,XXX.XX in proceeds plus the documented (REDACTED) in file and we agree without the X (REDACTED) do not meet guidelines but the X proceeds (REDACTED)n be used. When taking this into consideration we (REDACTED) XXX.X months (REDACTED) plus the additional .XX which equals XXX.XX months. This exception should be removed.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216364821	(Redacted)			23873104			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.						Reviewer Comment (2022-01-25): Exception cleared. Buyer Comment (2022-01-25): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216364821	(Redacted)			24746863			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.		Missing prior costs and costs of improvements	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	(REDACTED) out (REDACTED) transaction w(REDACTED)(REDACTED) borrower has XXXX,XXX.XX in (REDACTED) (REDACTED) the documented (REDACTED) in file, the (REDACTED) out (REDACTED) can be (REDACTED). When taking (REDACTED) into consideration we have XXX.X months (REDACTED) (REDACTED) the additional .XX which equals XXX.XX months. XXX (REDACTED), XX.XXX (REDACTED) and X.XX (REDACTED). XXX months of (REDACTED) when including (REDACTED) out amount of XXXX,XXX.XX.	Aggregator,Owner	Reviewer Comment (2022-02-24): XXX (REDACTED), XX.XX% X and X.XX DSCR. XXX months of (REDACTED) when i(REDACTED)luding X amount of XXXX,XXX.XX. Client elects to downgrade and waive. Seller Comment (2022-02-24): X exception is reasonable on this asset. XXX (REDACTED), XX.XX% X and X.XX DSCR. In addition XXX months of (REDACTED). Reviewer Comment (2022-02-14): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) XX.XXXXX.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216364822	(Redacted)			23765489			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	Maximum (REDACTED) allowed for (REDACTED) per program matrix is XX%	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Seller Comment (2022-02-22): The exception provided by the Lender is due to the X varia(REDACTED)e from guidelines. The (REDACTED) was su(REDACTED)tted as a XX% X and according to the guidelines, should be a m(REDACTED)imum of XX%. The subject (REDACTED) is a X refina(REDACTED)e with a (REDACTED) (REDACTED) (REDACTED) of XXX. The exception appears reasonable based on the overall (REDACTED) profile of the transaction. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears supported by the information on the (REDACTED) bureau report. The report contains a total of XX Xs of which X were Xs, X were X. The X history showed XXX successful X related payments made. The Property (REDACTED)agement (REDACTED) form lo(REDACTED)ted in the file outlined X properties owned/(REDACTED)aged dating back to XXXX. The file contained assets with a total ending bala(REDACTED)e of XXX,XXX.XX/XX,XXX.XX (REDACTED) = XX.XX (REDACTED) Post-closing. For these reasons, the exception appears reasonable.

Reviewer Comment (2022-02-02): XX/XX/XXXX (REDACTED) exception waived per client's request. This exception remains.

Reviewer Comment (2022-02-02): Waived in error

Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-01-19): (REDACTED) (REDACTED) between XXX-XXX on X Refi X/X m(REDACTED) XX%/XX%. Exception remains.

Seller Comment (2022-01-14): Please provide additional detail on the factors that are (REDACTED)using an exception.
																					2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364822	(Redacted)			23765726			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED)X from borrowing entities is missing in file. (REDACTED) provide missing document as required by guidelines	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-01-19): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.

Seller Comment (2022-01-14): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.

Seller Comment (2022-01-14): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this ite
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364822	(Redacted)			23882099			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Both (REDACTED) in file expired. Appraisal (REDACTED) Unit X is (REDACTED) and Unit X&X are (REDACTED) rent. Per guidelines: (REDACTED) properties are not allowed (REDACTED)(REDACTED) (REDACTED).				Reviewer Comment (2022-01-19): Lease reflects month to month verbiage, appraisal shows month to month. Exception cleared Seller Comment (2022-01-14): As correctly noted, (REDACTED) of the three properties are currently (REDACTED) per the appraisal, This is supported by the month-to-month holdover clause in the leases. Refina(REDACTED)e guidelines allow one unit in a three fa(REDACTED)ly to be (REDACTED). The property as a whole would not be considered "(REDACTED)/u(REDACTED)ased". Please clear this exception	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364822	(Redacted)			23882521			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-02-01): Required (REDACTED) for (REDACTED) also Please provide however exception will remain.

Seller Comment (2022-01-28): Detailed (REDACTED) for borrowing X provided.

Reviewer Comment (2022-01-21): (REDACTED) requires an (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed for borrowing X. Exception remains.

Seller Comment (2022-01-20): A separate (REDACTED) check for the borrowing X is not specifi(REDACTED)lly required by the (REDACTED) guidelines.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364822	(Redacted)			23882563			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Deed is not excuted from XXX (REDACTED) (REDACTED), to (REDACTED) (REDACTED) (REDACTED)
Reviewer Comment (2022-01-19): Title requires a Deed. Exception cleared

Seller Comment (2022-01-14): The title (REDACTED) required that the deed be executed and recorded.  The final title insura(REDACTED)e policy confirms that the title was transferred - please clear this exception

Seller Comment (2022-01-14): As correctly noted, (REDACTED) of the three properties are currently (REDACTED) per the appraisal,  This is supported by the month-to-month holdover clause in the leases.  Refina(REDACTED)e guidelines allow one unit in a three fa(REDACTED)ly to be (REDACTED).   The property as a whole would not be considered "(REDACTED)/u(REDACTED)ased".  Please clear this exception
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364822	(Redacted)			23882584			Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Missing from policy.				Reviewer Comment (2022-01-19): Exception cleared Seller Comment (2022-01-14): The insura(REDACTED)e declaration page refers to the attachment that explains the "business (REDACTED)" loss coverage. The "business" is the (REDACTED) of the property, this endorsement meets the requirement.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364822	(Redacted)			24686429			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.						Reviewer Comment (2022-02-03): Seasoned over XX months, exception cleared.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216364823	(Redacted)			23754472			Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided						Reviewer Comment (2022-01-21): Exception cleared. Seller Comment (2022-01-20): Not required by guidelines	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216364823	(Redacted)			23873281			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Both (REDACTED) (REDACTED) expired, per guidelines; (REDACTED) properties are not allowed (REDACTED)(REDACTED) (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is underwritten to the lesser of the in place (REDACTED) or market (REDACTED). property has a X.XX (REDACTED), a qualifying (REDACTED) of XXX and a XXX (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-24): (REDACTED) is underwritten to the lesser of the in place rent or mar(REDACTED)t rent. property has a X.XX DSCR, a qualifying (REDACTED) of XXX and a XX%  X. Client elects to downgrade and waive.

Seller Comment (2022-02-24): Leases are in the Clarity Imaged File for both Unit X and Unit X. While the leases show close to ori(REDACTED)tion exp(REDACTED)tion there is confirmation in the appraisal that both units are leased and that he has received documentation that the leases are good through X-XX-XXXX see page XXX of Clarity Image. This still requires an exception to be reviewed by (REDACTED). (REDACTED)(REDACTED) factors are (REDACTED) is underwritten to the lesser of the in place rent or mar(REDACTED)t rent. property has a X.XX DSCR, a qualifying (REDACTED) of XXX and a XX%  X
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216364823	(Redacted)			23873299			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing from borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-02-01): Required (REDACTED) for (REDACTED) also Please provide however exception will remain.

Seller Comment (2022-01-28): Detailed (REDACTED) provided.

Reviewer Comment (2022-01-21): (REDACTED) requires an (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed for borrowing X. Exception remains.

Seller Comment (2022-01-20): (REDACTED) for borrowing X only required if an individual.  Background check already in file i(REDACTED)ludes (REDACTED) check for (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216364823	(Redacted)			24693251			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Borrowing (REDACTED) (REDACTED)X missing.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is underwritten to the lesser of the in place (REDACTED) or market (REDACTED). property has a X.XX (REDACTED), a qualifying (REDACTED) of XXX and a XXX (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-02): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216364824	(Redacted)			23777345			Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	-					Reviewer Comment (2022-01-21): provided Seller Comment (2022-01-19): Guidelines require Background check or Fraud report. Background already present in file.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364824	(Redacted)			23777367			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided						Reviewer Comment (2022-01-18): Received Background Check and updated. Exception cleared. Seller Comment (2022-01-12): Background Check provided.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364824	(Redacted)			23777432			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2022-01-21): Provided Seller Comment (2022-01-19): Guidelines require Background check or fraud report. Background check already present in file.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364824	(Redacted)			23852117			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X is missing for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364825	(Redacted)			23771105			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided						Reviewer Comment (2022-02-16): received Seller Comment (2022-02-15): flood cert has been uploaded, please clear exception Reviewer Comment (2022-01-24): Flood cert not provided Seller Comment (2022-01-21): Flood Certifi(REDACTED)tion provided.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364825	(Redacted)			23771381			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided						Reviewer Comment (2022-01-27): Received (REDACTED) report on X/XX/XXXX. Exception cleared Seller Comment (2022-01-26): The (REDACTED) report has been uploaded for your review and consideration. Thank you.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364825	(Redacted)			23771719			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided						Reviewer Comment (2022-01-18): Exception cleared. Seller Comment (2022-01-13): The title (REDACTED) outlines the appropriate deed transfers and the closing protection letter ensures all would be transferred accordingly. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364825	(Redacted)			23771721			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2022-02-16): Received HUD Seller Comment (2022-02-15): settlement statement uploaded, please clear exception	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364825	(Redacted)			23771738			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Fully executed (REDACTED)X for the (REDACTED)	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-01-18): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.

Seller Comment (2022-01-18): Please es(REDACTED)late to (REDACTED)agement for further consideration as there (REDACTED) been ma(REDACTED) discussions regarding allowa(REDACTED)e of the documentation provided. Regulatory counsel has provided an opinion that has been considered by all involved. Thank you for your time and consideration.

Reviewer Comment (2022-01-18): (REDACTED)ssing executed W-X for the business.

Seller Comment (2022-01-13): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364825	(Redacted)			23771768			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided						Reviewer Comment (2022-01-18): Received (REDACTED) agreement and associated the same. Seller Comment (2022-01-13): The guidelines do not require a formal (REDACTED) approval document. The (REDACTED) agreement is evide(REDACTED)e of (REDACTED) approval and has been uploaded for your review and consideration. Please clear this exception.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364825	(Redacted)			23771782			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		For borrowing (REDACTED) and (REDACTED)	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-02-02): XX/XX/XXXX Reviewed to deter(REDACTED)ne if able to waive exception with (REDACTED) dated post closing. (REDACTED) received shows search per X ad(REDACTED)ess not searched per X name. Need cleared X name search through Office of (REDACTED) Assets Control website for further review. Exception remains.

Seller Comment (2022-02-01): Detailed (REDACTED)s provided.

Reviewer Comment (2022-01-18): (REDACTED) in the file reflects ALL which is not acceptable he(REDACTED)e exception remains

Seller Comment (2022-01-13): The background check for the (REDACTED) provides an (REDACTED) search that shows "no listing". Additionally, the (REDACTED) searches from the file (REDACTED) been uploaded for your review and consideration. Please remove this exception.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364825	(Redacted)			23771789			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.		Lender to provide a recent (REDACTED) for the (REDACTED)				Reviewer Comment (2022-01-28): (REDACTED) report provided	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364825	(Redacted)			23860609			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Agreement is provided, however signature appears to be redacted and name is partially deleted
Reviewer Comment (2022-02-10): Clear signature provided.

Seller Comment (2022-02-09): This is a known (REDACTED) imaging issue.  Please clear the exception.

Reviewer Comment (2022-01-27): Received dupli(REDACTED)te copy of (REDACTED) agreement on X/XX/XXXX. The (REDACTED) signature is not clear. Please provide the document with clear signature. Exception remains

Seller Comment (2022-01-26): The personal guaranty for the (REDACTED) has been uploaded again, with clear signatures, for your review and consideration. Please remove the exception. Thank you.

Reviewer Comment (2022-01-18): Reviewed trailing agreement and signature is redacted, exception remains.

Seller Comment (2022-01-13): The guaranty document has been uploaded for your review and consideration. Please clear this exception.
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364826	(Redacted)			23784781			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Most Recent Valuation Inspection Date: XX/XX/XXXX (REDACTED) End Date: XX/XX/XXXX (REDACTED) Name: (REDACTED) (REDACTED) (REDACTED) Date: XX/XX/XXXX Lender to provide a post (REDACTED) (REDACTED) inspection report				Reviewer Comment (2022-01-25): Exception cleared. Buyer Comment (2022-01-25): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364826	(Redacted)			23854546			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) is missing.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-21): (REDACTED) has conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364827	(Redacted)			23781459			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) Missing for borrowing (REDACTED).	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.

Seller Comment (2022-01-18): Please es(REDACTED)late to (REDACTED)agement. There are ongoing discussions regarding this issue and per regulatory counsel, the documentation provided is sufficient. Thank you for your help on this item.

Reviewer Comment (2022-01-13): Per guides an executed WX is required.

Seller Comment (2022-01-12): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364827	(Redacted)			23782338			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided						Reviewer Comment (2022-02-24): Per client - Per (REDACTED)s fee(REDACTED)ck. (REDACTED) is on joint X to show (REDACTED)'s liquidity, nothing related to the (REDACTED). Reviewer Comment (2022-01-13): (REDACTED) always require it in community property states, this is be(REDACTED)use a lack of consent could (REDACTED)use an impediment to foreclosure. Client to review Seller Comment (2022-01-12): The (REDACTED) consent form to utilize funds from a joint (REDACTED)ing X is not a requirement. Please remove this item.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364827	(Redacted)			23782413			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	The file was missing required (REDACTED) verification. Per guidelines, (REDACTED) to be used for down payment, closing costs, debt payoff, and (REDACTED) must be seasoned for XX days or sourced. (REDACTED) is not allowed, missing sourcing of (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Guidelines do not prohibit (REDACTED)e of (REDACTED), (REDACTED) (REDACTED) letters provided. XX.X months of (REDACTED), X.XX (REDACTED), XXX / XXX / XXX (REDACTED) (REDACTED), XX.X (REDACTED)	Aggregator,Owner
Reviewer Comment (2022-02-24): Guidelines do not prohibit use of (REDACTED)s, (REDACTED) (REDACTED) letters provided. XX.X months of (REDACTED), X.XX DSCR, XXX / XXX / XXX (REDACTED) (REDACTED)s, XX.X X. Client elects to downgrade and waive.

Seller Comment (2022-02-24): Es(REDACTED)lation to (REDACTED) - (REDACTED) Funds are not prohibited by Guidelines kindly confirm  -The asset documentation in the (REDACTED) file shows a joint X as well as an individual X. The assets are sufficient to meet closing monies required as well as (REDACTED). The (REDACTED) did receive (REDACTED) funds which are documented with (REDACTED) letters in the (REDACTED) file. There is no underwriting guideline that prohibits the use of (REDACTED) funds. The Earnest money deposit, in the amount of XX,XXX, does not require further documentation due to the percentage of (REDACTED) amount. Please remove this exception.

Reviewer Comment (2022-01-20): (REDACTED)ssing additional month we only (REDACTED) (REDACTED) statement. Exception remains.

Seller Comment (2022-01-18): The guidelines do not prohibit the use of (REDACTED) funds for the transaction. The assets, in this (REDACTED)se, are sufficient to meet requirements. The earnest money deposit was XX,XXX and does not require further documentation. Given the (REDACTED) amount, the percentage is such that further documentation wouldn't be required. Please es(REDACTED)late the issue to leadership for additional consideration. Thank you so much for your time.

Reviewer Comment (2022-01-13): Appendix B ; Borrower liquify does not say (REDACTED) is acceptable. Exception remains. Documentation used to verify liquidity must be dated within XX days of the (REDACTED) ori(REDACTED)tion date. When (REDACTED) statements are used, large deposits must be evaluated. Large deposits are defined as a(REDACTED) single deposit that represents more than XX% of the monthly (REDACTED)rage deposit bala(REDACTED)e. Liquidity (REDACTED) be verified from the following sources for the borrower and/or (REDACTED)(s):
X. (REDACTED), money mar(REDACTED)t or securities X statement
X. Xvalue of a life insura(REDACTED)e or annuity policy
X. XX% of the value of XXX(k) or (REDACTED) plans
X. (REDACTED) or (REDACTED) X held in the name of a (REDACTED)
a. Requires copy of the full (REDACTED) Agreement that provides beneficiary details and access to funds in the (REDACTED)'s (REDACTED) and/or (REDACTED) X
b. OR requires formal or official documentation from the (REDACTED) substantiating that the appli(REDACTED)nt is the beneficiary and has un(REDACTED) access to funds in the (REDACTED) X
X. Business (REDACTED) or (REDACTED) X
a. Requires a copy of the full Operating Agreement that details (REDACTED)ship of the X and access to funds in the X's (REDACTED)/(REDACTED) X
b. OR requires formal or official documentation from the (REDACTED) substantiating that the appli(REDACTED)nt is an authorized signor and has access to business X funds
For purposes of verifying liquidity, a(REDACTED) (REDACTED), (REDACTED), retirement, or other statement used must i(REDACTED)lude the following:
X. Name of the institution
X. Val(REDACTED)tion of X (REDACTED)ship
a. Borrower(s)/(REDACTED)(s) name and business name, when appli(REDACTED)ble
X. X number to i(REDACTED)lude at least three digits of the X number
X. Visible and legible dates
X. Statements with ALL pages evide(REDACTED)ing at least (REDACTED) months consecutive activity
a. Electronic su(REDACTED)ssion such as s(REDACTED)ns, photos and f(REDACTED)es are acceptable so long as they are legible and i(REDACTED)lude all of the above criteria
Editable forms, such as (REDACTED)crosoft Excel workbooks, are NOT be acceptable

Seller Comment (2022-01-12): The asset documentation in the (REDACTED) file shows a joint X as well as an individual X. The assets are sufficient to meet closing monies required as well as (REDACTED). The (REDACTED) did receive (REDACTED) funds which are documented with (REDACTED) letters in the (REDACTED) file. There is no underwriting guideline that prohibits the use of (REDACTED) funds. The Earnest money deposit, in the amount of XX,XXX, does not require further documentation due to the percentage of (REDACTED) amount. Please remove this exception.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364827	(Redacted)			23873466			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED).	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received (REDACTED) document for Business X. However, it is more than XX days from the Note Date. As per guideline, require (REDACTED) document within XX days of Note date. Exception remains.

Seller Comment (2022-01-27): (REDACTED) with actual name provided.

Reviewer Comment (2022-01-20): Provide (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") . with the actual names listed. Exception Remains.

Seller Comment (2022-01-18): Additionally, we are not referring to the (REDACTED) checks in the file that did not specifi(REDACTED)lly refere(REDACTED)e the borrowing X, but to the background check that specifi(REDACTED)lly lists the X by name and supports that an (REDACTED) search was conducted.

Seller Comment (2022-01-18): The background check specifi(REDACTED)lly lists the borrowing X as one owned by and associated with (REDACTED). The background check runs an (REDACTED) search on all businesses associated with the (REDACTED). The results of this check are clear. Please clear this condition or es(REDACTED)late to (REDACTED)agement for further consideration.

Reviewer Comment (2022-01-13): We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") for borrowing X and (REDACTED)nnot read "All".

Seller Comment (2022-01-12): The (REDACTED) is a (REDACTED) member (REDACTED). The background check shows the affiliation with the X and has an (REDACTED) search for the (REDACTED) i(REDACTED)luded. Please review and clear this item.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216364827	(Redacted)			23873482			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		(REDACTED) is not allowed, missing sourcing of (REDACTED).
Reviewer Comment (2022-02-14): Client allows for use of (REDACTED) funds.

Reviewer Comment (2022-02-11): Per client gu(REDACTED)(REDACTED)e we (REDACTED)n use (REDACTED) funds, the funds were given at closing, we (REDACTED) (REDACTED) letter and HUD, (REDACTED)ssing donors ability to give the give, we had another (REDACTED) where sourcing (REDACTED) funds were in the file and required and that exception was cleared on that (REDACTED), so we are following that gu(REDACTED)(REDACTED)e to source the donor's ability to give (REDACTED). Exception remains.

Reviewer Comment (2022-01-21): (REDACTED) to review the use of (REDACTED) funds and unsourced EMD.

Seller Comment (2022-01-18): The guidelines do not expressly prohibit the use of (REDACTED) funds for transactions. There are sufficient funds for closing/(REDACTED) given the (REDACTED) provided. The EMD of XX,XXX would not need further documentation. Please refer to (REDACTED)agement for additional consideration. Thank you so much for your time.

Reviewer Comment (2022-01-13): Appendix B ; Borrower liquify does not say (REDACTED) is acceptable. Exception remains. Documentation used to verify liquidity must be dated within XX days of the (REDACTED) ori(REDACTED)tion date. When (REDACTED) statements are used, large deposits must be evaluated. Large deposits are defined as a(REDACTED) single deposit that represents more than XX% of the monthly (REDACTED)rage deposit bala(REDACTED)e. Liquidity (REDACTED) be verified from the following sources for the borrower and/or (REDACTED)(s):
X. (REDACTED), money mar(REDACTED)t or securities X statement
X. Xvalue of a life insura(REDACTED)e or annuity policy
X. XX% of the value of XXX(k) or (REDACTED) plans
X. (REDACTED) or (REDACTED) X held in the name of a (REDACTED)
a. Requires copy of the full (REDACTED) Agreement that provides beneficiary details and access to funds in the (REDACTED)'s (REDACTED) and/or (REDACTED) X
b. OR requires formal or official documentation from the (REDACTED) substantiating that the appli(REDACTED)nt is the beneficiary and has un(REDACTED) access to funds in the (REDACTED) X
X. Business (REDACTED) or (REDACTED) X
a. Requires a copy of the full Operating Agreement that details (REDACTED)ship of the X and access to funds in the X's (REDACTED)/(REDACTED) X
b. OR requires formal or official documentation from the (REDACTED) substantiating that the appli(REDACTED)nt is an authorized signor and has access to business X funds
For purposes of verifying liquidity, a(REDACTED) (REDACTED), (REDACTED), retirement, or other statement used must i(REDACTED)lude the following:
X. Name of the institution
X. Val(REDACTED)tion of X (REDACTED)ship
a. Borrower(s)/(REDACTED)(s) name and business name, when appli(REDACTED)ble
X. X number to i(REDACTED)lude at least three digits of the X number
X. Visible and legible dates
X. Statements with ALL pages evide(REDACTED)ing at least (REDACTED) months consecutive activity
a. Electronic su(REDACTED)ssion such as s(REDACTED)ns, photos and f(REDACTED)es are acceptable so long as they are legible and i(REDACTED)lude all of the above criteria
Editable forms, such as (REDACTED)crosoft Excel workbooks, are NOT be acceptable

Seller Comment (2022-01-12): The asset documentation in the (REDACTED) file shows a joint X as well as an individual X. The assets are sufficient to meet closing monies required as well as (REDACTED). The (REDACTED) did receive (REDACTED) funds which are documented with (REDACTED) letters in the (REDACTED) file. There is no underwriting guideline that prohibits the use of (REDACTED) funds. The Earnest money deposit, in the amount of XX,XXX, does not require further documentation due to the percentage of (REDACTED) amount. Please remove this exception.
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438761	(Redacted)			24350629			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2022-02-01): Received Closing statement he(REDACTED)e exception is cleared. Seller Comment (2022-01-31): Please review the uploaded settlement statement for your review and clear this exception. Thank you. Reviewer Comment (2022-01-19): Only received Note and SI in trailing docs. Exception remains. Seller Comment (2022-01-18): Settlement Statement provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216438761	(Redacted)			24351346			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	(REDACTED) is a new (REDACTED) with less than (REDACTED) years (REDACTED), hence (REDACTED) reduced by X%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	The (REDACTED) (REDACTED) outlined a (REDACTED) (REDACTED) (REDACTED) of XXX for the (REDACTED), supported by a total of XX (REDACTED) including X (REDACTED), X (REDACTED) and (REDACTED) dating back to XX/XXXX. The file contained (REDACTED) with (REDACTED) (REDACTED) in the amount of XXX,XXX.XX or XX.XX months (REDACTED) post-closing (REDACTED). (REDACTED) is X.XX	Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED) report outlined a (REDACTED) (REDACTED) (REDACTED) of XXX for the (REDACTED), supported by a total of XX Xs i(REDACTED)luding X Xs, X (REDACTED)s and (REDACTED) dating back to XX/XXXX. The file contained assets with (REDACTED) (REDACTED) in the amount of XXX,XXX.XX or XX.XX months (REDACTED) post-closing (REDACTED). DSCR is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-02-16): X% X exception was made on this (REDACTED) using the following (REDACTED)(REDACTED) factors The (REDACTED)'s property (REDACTED)agement (REDACTED) form outlined the (REDACTED) has X properties owned si(REDACTED)e XXXX, so less than X years but still has (REDACTED) in (REDACTED)agement of multiple properties. In addition,  The (REDACTED) report outlined a (REDACTED) (REDACTED) (REDACTED) of XXX for the (REDACTED), supported by a total of XX Xs i(REDACTED)luding X Xs, X (REDACTED)s and (REDACTED) dating back to XX/XXXX. The file contained assets with (REDACTED) (REDACTED) in the amount of XXX,XXX.XX or XX.XX months (REDACTED) post-closing (REDACTED).

Reviewer Comment (2022-02-03): After review, let un know.

Seller Comment (2022-01-31): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216438761	(Redacted)			24750295			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.		Updated/added XX.XX.XX - (REDACTED) is unknown, max (REDACTED) is XX%. (REDACTED) amount XXXX,XXX/unknown. (Acquisition of underlying (REDACTED) is within XX months will be capped at +X% from (REDACTED) cap dropped from XX% to XX%). We are missing prior closing (REDACTED) (REDACTED) is no documentation of any improvements made to properties.				Reviewer Comment (2022-02-14): Used appli(REDACTED)tion for prior (REDACTED) price and cost of repa(REDACTED) made	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216438762	(Redacted)			24423579			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED) for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) (REDACTED) is X days older then allowed (REDACTED)uant to UW guideline's. XXX qualifying (REDACTED) we do not believe the X days adds material (REDACTED) risk. XXX (REDACTED), XX,XX months of (REDACTED), XX.X (REDACTED) and X.X (REDACTED). Client elects to downgrade and waived.	Aggregator,Owner	Reviewer Comment (2022-01-18): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waived. Reviewer Comment (2022-01-18): Cleared by (REDACTED)sta(REDACTED). Reviewer Comment (2022-01-18): (REDACTED) document available in file which has all required details. Exception Cleared. Seller Comment (2022-01-12): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438762	(Redacted)			24423765			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	No more than XX days from the note date, (REDACTED) is dated XX/XX/XXXX and the XXth day is XX/XX/XXXX but note date is XX/XX/XXXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) (REDACTED) is X days older then allowed (REDACTED)uant to UW guideline's. XXX qualifying (REDACTED) we do not believe the X days adds material (REDACTED) risk. XXX (REDACTED), XX,XX months of (REDACTED), XX.X (REDACTED) and X.X (REDACTED). Client elects to downgrade and waived.	Aggregator,Owner	Reviewer Comment (2022-02-24): (REDACTED) report is X days older then allowed pursuant to UW guideline's. XXX qualifying (REDACTED) we do not believe the X days adds material (REDACTED) risk. Client elects to downgrade and waived. Seller Comment (2022-02-24): (REDACTED) report is X days older then allowed pursuant to UW guideline's. XX days is the allowa(REDACTED)e and report is XX days old. (REDACTED) please approve an exception. XXX qualifying (REDACTED) we do not believe the X days adds material (REDACTED) risk			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438762	(Redacted)			24745448			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX (REDACTED)(REDACTED) (REDACTED) in X/XX/XXXX, (REDACTED) amount XXXX,XXX.XX/XXXX,XX.XX ((REDACTED)(REDACTED) price per appraisal) XXX.XXX% and max on (REDACTED) is XX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) (REDACTED) is X days older then allowed (REDACTED)uant to UW guideline's. XXX qualifying (REDACTED) we do not believe the X days adds material (REDACTED) risk. XXX (REDACTED), XX,XX months of (REDACTED), XX.X (REDACTED) and X.X (REDACTED). Client elects to downgrade and waived.	Aggregator,Owner	Reviewer Comment (2022-02-24): XXX (REDACTED), XX,XX months of (REDACTED), XX.X X and X.X DSCR. Client elects to downgrade and waived. Seller Comment (2022-02-24): XXX (REDACTED), (REDACTED) documented and X.X DSCR - exception requested based on (REDACTED) ori(REDACTED)lly underwritten to (REDACTED) (REDACTED) guidelines who did not require the X test. Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438763	(Redacted)			24367518			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Available (REDACTED) of XXX,XXX.XX is not sufficient to cover required cash from (REDACTED) of XXX,XXX.XX. Missing (REDACTED) and sourcing as well.				Reviewer Comment (2022-01-21): Borrower has enough funds to close, not enough for (REDACTED).	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438763	(Redacted)			24367582			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) for the borrowing (REDACTED) and the (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is dated after Note date, client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-02-01): Required (REDACTED) for (REDACTED) also Please provide however exception will remain.

Seller Comment (2022-01-28): Detailed (REDACTED) search and background check provided.

Reviewer Comment (2022-01-21): (REDACTED) requires the govt., detailed search for the borrower and (REDACTED). All (REDACTED)s in the file reflect "all". provide detailed search from (REDACTED). Exception remains

Seller Comment (2022-01-19): The (REDACTED) search for the (REDACTED) is i(REDACTED)luded in the background check.  The report also confirms thae (REDACTED)'s association with the borrowing X and confirms that all associates of the borrower are clear.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438763	(Redacted)			24367586			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) is missing for the borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is dated after Note date, client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade. Seller Comment (2022-01-19): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438763	(Redacted)			24367653			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	A minimum of (REDACTED) months plus add an additional (REDACTED) months for new (REDACTED) (defined as having less than X years (REDACTED) (REDACTED) (REDACTED))	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is dated after Note date, client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner
Reviewer Comment (2022-03-02): Client elects to waive using X.XX DSCR, XXX (REDACTED), (REDACTED)d X

Reviewer Comment (2022-03-02): per client comment - X.XX DSCR, XXX (REDACTED), (REDACTED)d X

Seller Comment (2022-02-24): There are X (REDACTED) of (REDACTED)a (REDACTED) Statements in the file (REDACTED), (REDACTED) and (REDACTED) - (REDACTED) is indi(REDACTED)ting that X months of (REDACTED) are required but that is not the (REDACTED)se be(REDACTED)use the property is (REDACTED) and per guidelines the additional X months (REDACTED) are not required on (REDACTED) properties. Either way it doesnt matter as the documentation evide(REDACTED)es both X and X months of (REDACTED) Acct bala(REDACTED)es XXX,XXX.XX for (REDACTED), XXX,XXX.XX for (REDACTED) and XXX,XXX.XX for (REDACTED) - (REDACTED) was ori(REDACTED)ted on (REDACTED) XX. Even at the lowers number we (REDACTED) XX.XX months of (REDACTED). Exception should be removed. Es(REDACTED)late to (REDACTED) for review as (REDACTED) has not cleared the exception with the documentation in the file.

Seller Comment (2022-02-22): reviewed/pending

Reviewer Comment (2022-01-21): The month of (REDACTED) changed to X. (REDACTED) is insufficient in (REDACTED).

Seller Comment (2022-01-19): The property is to be Xrd party (REDACTED)aged; additional (REDACTED) do not apply
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438763	(Redacted)			24401676			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.		For a (REDACTED)(REDACTED) with a (REDACTED) range of XXX-XXX, max (REDACTED) is XX%, hence new (REDACTED) max (REDACTED) is XX%				Reviewer Comment (2022-01-21): Less than X years (REDACTED) is if the borrower is (REDACTED)(REDACTED)aging. Borrower is (REDACTED) party (REDACTED)aging. Seller Comment (2022-01-19): he property is to be Xrd party (REDACTED)aged; reductions to X is not required as the property will not be (REDACTED)(REDACTED)aged. Seller Comment (2022-01-19): The property is to be Xrd party (REDACTED)aged; reductions to X is not required as the property will not be (REDACTED)(REDACTED)aged. Seller Comment (2022-01-19): The property is to be Xrd party (REDACTED)aged; additional (REDACTED) do not apply	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438764	(Redacted)			23940238			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) (REDACTED) (REDACTED) (REDACTED) is required per guidelines.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. X.XX (REDACTED) and XXX (REDACTED), (REDACTED) XX.X. Borrower also has (REDACTED) out of XX,XXX.XX not (REDACTED) considered in the (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-20): (REDACTED) has conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438764	(Redacted)			24248000			Credit	Asset	Asset Documentation	Asset	Asset documentation is missing from the file and required per guidelines.		Large deposit of XXX,XXX.XX on X-XX-XX into #XXXX was not sourced.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. X.XX (REDACTED) and XXX (REDACTED), (REDACTED) XX.X. Borrower also has (REDACTED) out of XX,XXX.XX not (REDACTED) considered in the (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-24): X.XX DSCR and XXX (REDACTED), X XX.X. Borrower also has X of XX,XXX.XX not (REDACTED)g considered in the (REDACTED) (REDACTED)lculation. Client elects to downgrade and waive. Seller Comment (2022-02-24): Asset Documentation exception requested for X.XX months of (REDACTED) - the (REDACTED) are documented but only with XX days of sourcing vs XX days of sourcing . (REDACTED) excluded #XXXX due to this. (REDACTED)(REDACTED) factors are X.XX DSCR and XXX (REDACTED). Seller Comment (2022-02-01): reviewed/pending additional documentation			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438764	(Redacted)			24248012			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	XXX,XXXXX.XX large deposit on X-XX-XX into #XXXX was excluded without it (REDACTED) sourced.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. X.XX (REDACTED) and XXX (REDACTED), (REDACTED) XX.X. Borrower also has (REDACTED) out of XX,XXX.XX not (REDACTED) considered in the (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-24): X.XX DSCR and XXX (REDACTED), X XX.X. Borrower also has X of XX,XXX.XX not (REDACTED)g considered in the (REDACTED) (REDACTED)lculation. Client elects to downgrade and waive. Seller Comment (2022-02-24): (REDACTED) exception requested for X.XX months of (REDACTED) - the (REDACTED) are documented but only with XX days of sourcing vs XX days of sourcing . (REDACTED) excluded #XXXX due to this. (REDACTED)(REDACTED) factors are X.XX DSCR and XXX (REDACTED). Seller Comment (2022-02-01): Reviewed/Pending additional documentation			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438765	(Redacted)			24423091			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2022-02-22): Exception cleared. Seller Comment (2022-02-21): Please find uploaded the settlement statement for your review, please clear exception. thank you.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438765	(Redacted)			24423215			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Calculated (REDACTED) months (REDACTED) is less than Guideline (REDACTED) months (REDACTED).	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	XX,XXX.XX in (REDACTED) out (REDACTED) not (REDACTED) considered in (REDACTED) calc, would be XX months of (REDACTED) if included. (REDACTED) is X.XX, XXX (REDACTED), (REDACTED) is XX	Aggregator,Owner
Reviewer Comment (2022-02-24): XX,XXX.XX in X proceeds not (REDACTED)g considered in reserve (REDACTED)lc, would be XX months of (REDACTED) if i(REDACTED)luded. DSCR is X.XX, XXX (REDACTED), X is XX. Client elects to downgrade and waive.

Seller Comment (2022-02-24): (REDACTED) alleges that the (REDACTED) is short X.XX months of (REDACTED) and this is not the (REDACTED)se - the documented X.XX months of (REDACTED) in the amount of XX,XXX.XX PLUS the XX,XXX.XX in X proceeds received by the borrower at closing equal a combined (XX,XXX.XX/XXX.XX=XX) and XX months reservews on this (REDACTED). This exception should be removed.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438765	(Redacted)			24423666			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) (REDACTED) executed (REDACTED) is missing in the file.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	XXXX (REDACTED) (REDACTED) annual (REDACTED) independently (REDACTED)ing (REDACTED). (REDACTED) is X.XX, XXX (REDACTED), (REDACTED) is XX, XX months of (REDACTED) if (REDACTED) out amount is included.	Aggregator,Owner
Reviewer Comment (2022-02-22): XXXX (REDACTED) (REDACTED) annual report independently confir(REDACTED)ng (REDACTED). Client elects to waive.

Seller Comment (2022-02-21): Please find uploaded the val(REDACTED)tion of the (REDACTED) on the Secretary of State filing. Shows (REDACTED) center of page. Thank you.

Reviewer Comment (2022-01-21): XX/XX/XXXX Reviewed exception to deter(REDACTED)ne if able to be waived per client's request. (REDACTED) verified through state website. Need (REDACTED) verifi(REDACTED)tion through (REDACTED) to (REDACTED)lete review. Provide (REDACTED) (REDACTED) verifi(REDACTED)tion for X. Exception remains.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438765	(Redacted)			24435731			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Track record doesnt (REDACTED) (REDACTED) years and all REOs the (REDACTED) (REDACTED) out.
Reviewer Comment (2022-02-22): Reviewed (REDACTED) appli(REDACTED)tion, exception cleared.

Seller Comment (2022-02-21): Although the property (REDACTED)agement (REDACTED) form does not reflect the acquisition year, if you review the business (REDACTED) appli(REDACTED)tion, you will see that the subject transaction, for the only property listed on the (REDACTED)agement (REDACTED) form, shows that the refina(REDACTED)e shows a property acquisition date of XXXX, providing the (REDACTED) year requirement for (REDACTED)agement (REDACTED). The information is further supported by page (REDACTED) of the appraisal which shows that the date of the prior sale is XX/XX/XXXX. Please remove this exception, thank you so much.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438765	(Redacted)			24791796			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - Per appraisal sold on XX/XXXX for XXX.XX, max (REDACTED) is XX%, missing prior HUD and cost of improvements.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	XXXX (REDACTED) (REDACTED) annual (REDACTED) independently (REDACTED)ing (REDACTED). (REDACTED) is X.XX, XXX (REDACTED), (REDACTED) is XX, XX months of (REDACTED) if (REDACTED) out amount is included.	Aggregator,Owner	Reviewer Comment (2022-02-24): DSCR is X.XX, XXX (REDACTED), X is XX, XX months of (REDACTED) if X amount is i(REDACTED)luded. Client elects to downgrade and waive. Seller Comment (2022-02-24): The XXX transfer was a quit claim deed from (REDACTED) to (REDACTED) and not the actual sales price of the property. Seller Comment (2022-02-24): X exception is reasonable. DSCR X.XX and XX months of (REDACTED)			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438766	(Redacted)			24426760			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Track record documentation other than application is missing and is required based on guidelines.		Missing addresses for the REOs the (REDACTED) (REDACTED) out.
Reviewer Comment (2022-01-20): Track record is (REDACTED)aged by a (REDACTED) party.

Seller Comment (2022-01-18): The Property (REDACTED)agement (REDACTED) documentation in the (REDACTED) file shows the subject property will be (REDACTED)aged by a (REDACTED)-party property (REDACTED)agement firm. The listing of X owned and (REDACTED)aged is required for the (REDACTED)(REDACTED)agement but is not required for (REDACTED)-party property (REDACTED)agement. Please remove this exception.

Seller Comment (2022-01-18): The Property (REDACTED)agement (REDACTED) documentation in the file shows the subject property will be (REDACTED)aged by a (REDACTED)-party property (REDACTED)agement firm. The listing of X owned and (REDACTED)aged is required for the (REDACTED)(REDACTED)agement but is not required for (REDACTED)-party property (REDACTED)agement. Please remove this exception.
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216438766	(Redacted)			24428153			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided						Reviewer Comment (2022-02-14): Exception cleared. Seller Comment (2022-02-11): COGS provided Seller Comment (2022-02-11): Attached Seller Comment (2022-01-31): reviewed/pending	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216438766	(Redacted)			24428172			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Hud-X in file is the preliminary, missing final with all applicable signatures.				Reviewer Comment (2022-02-14): Exception cleared Seller Comment (2022-02-11): ttached Seller Comment (2022-02-11): Attached Seller Comment (2022-01-31): reviewed/pending	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216438766	(Redacted)			24436485			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate provided is over XX days old, per guides. Provide updated certificate.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).	(REDACTED) i(Redacted), (Redacted) months of (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-03-15): DSCR is X.XX, XXX.XX months of (REDACTED). Client elects to downgrade and waive.

Seller Comment (2022-03-11): (REDACTED) provided is outside of the XX day requirement but the X is in good standing - request to Buyer for exception consideration.

Reviewer Comment (2022-03-08): XX/XX/XXXX Date on Cert of Good Standing is X/X/XXXX which is post-closing and greater than XX days from note date. Please provide a Cert prior to note date. Exception remains.

Seller Comment (2022-03-03): look at the signature area, lower right corner to see the date.

Seller Comment (2022-03-03): Please find uploaded the (REDACTED). this should be the final exception to clear the (REDACTED)

Reviewer Comment (2022-02-23): The only date listed on the business X document is X-X-XX. Note date is XX-X-XX. over XX days old.

Seller Comment (2022-02-22): Please review the uploaded (REDACTED). The execution date is right lower part of the page. Thank you so much, looking forward to clearing this last item.

Reviewer Comment (2022-02-14): Reviewed trailing docs and the only date on document uploaded is X-X-XX, which is more than XX days form the note date.

Seller Comment (2022-02-11): Attached

Reviewer Comment (2022-01-20): The  only date on document uploaded is X-X-XX, which is more than XX days form the note date.

Seller Comment (2022-01-18): The (REDACTED) was uploaded for your review and consideration. Please review and if you agree, remove the exception. Thank you.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216438766	(Redacted)			24436520			Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	-	(REDACTED), (REDACTED), (REDACTED), (REDACTED) must be paid in full or in satisfactory status and (REDACTED) must provide evidence of (REDACTED) current on payment plan for a minimum of X months prior to the closing of the (REDACTED).
Reviewer Comment (2022-02-16): XX/XX/XXXX Client agreed to waive. Level X.

Buyer Comment (2022-02-16): Graded an EVX, acceptable

Seller Comment (2022-02-16): The XXX dollar communi(REDACTED)tions (REDACTED)s would not trigger a requirement for a X month payment plan nor would a payment plan of that type even be available for a payment of this nature. Guidelines were (REDACTED)afted indi(REDACTED)ting X month payment plans for large dollar amounts and that is why the underwriting guidelines contain the clarifier in the "No (REDACTED), Borrower or Pri(REDACTED)ipal shall (REDACTED) a(REDACTED) of the following derogatory findings:"  indi(REDACTED)ting "Outstanding t(REDACTED) liens, unpaid (REDACTED)s greater than XX,XXX or other material liens" this is XXX dollars no where near the XX,XXX (REDACTED)p and you need to review the guidelines and interpret them efficiently. This item needs to be cleared.

Reviewer Comment (2022-02-09): Client to review.

Reviewer Comment (2022-01-27): Meets guides

Seller Comment (2022-01-26): The XXX dollar communi(REDACTED)tions (REDACTED)s would not trigger a requirement for a X month payment plan nor would a payment plan of that type even be available for a payment of this nature. Guidelines were (REDACTED)afted indi(REDACTED)ting X month payment plans for large dollar amounts and that is why the underwriting guidelines contain the clarifier in the "No (REDACTED), Borrower or Pri(REDACTED)ipal shall (REDACTED) a(REDACTED) of the following derogatory findings:"  indi(REDACTED)ting "Outstanding t(REDACTED) liens, unpaid (REDACTED)s greater than XX,XXX or other material liens" this is XXX dollars no where near the XX,XXX (REDACTED)p and you need to review the guidelines and interpret them efficiently. This item needs to be cleared.

Reviewer Comment (2022-01-20): That XXK or greater is referring to the background check. (REDACTED) section reflect the following verbiage - (REDACTED)s, t(REDACTED) liens, charge-offs, non-(REDACTED)(REDACTED)l collections must be paid in full or in satisfactory status and borrower must provide evide(REDACTED)e of (REDACTED)g current on payment plan for a (REDACTED)nimum of X months prior to the closing of the (REDACTED).

Seller Comment (2022-01-18): The collection in question is a XXX collection from (REDACTED).  Although the guidelines on page XX state that all (REDACTED)s, t(REDACTED) liens, charge-offs, non-(REDACTED)(REDACTED)l collections must be paid in full or in satisfactory status and borrower borrower must provide evide(REDACTED)e of (REDACTED)g current on payment plan for a (REDACTED)nimum of X months prior to the closing of the (REDACTED), there is additional information below that shows that outstanding liens, unpaid (REDACTED)s greater than XX,XXX or other material liens supports that IF the collection is below the XX,XXX threshold AND is not a material lien impact, the item should be acceptable without payment. Please review and remove the exception.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216438766	(Redacted)			24790509			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		We (REDACTED) (REDACTED) doc in file.	The (Redacted) ((Redacted)) is greater than the guideline requirement by (Redacted).	(REDACTED) doc in file, client elects to waive.	Aggregator,Owner	Reviewer Comment (2022-02-14): (REDACTED) doc in file, client elects to waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216438767	(Redacted)			23943402			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2022-01-28): Received HUD-X and document associated. Exception cleared. Seller Comment (2022-01-27): HUD uploaded for your review and consideration. Please remove exception. Thank you.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438767	(Redacted)			23943438			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) is missing for the borrowing (REDACTED), (REDACTED) (REDACTED) (REDACTED) (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. (REDACTED) is XXX vs XXX.	Aggregator,Owner
Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.

Seller Comment (2022-01-18): Please es(REDACTED)late this issue to (REDACTED)agement as there (REDACTED) been numerous conversations si(REDACTED)e the regulatory counsel opinion and the decision was made to accept the documentation as presented. Thank you for your time and consideration.

Reviewer Comment (2022-01-18): Guidelines require an executed WX. Exception remains.

Seller Comment (2022-01-17): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438767	(Redacted)			23943443			Credit	Credit	Credit Documentation	Credit	OFAC was not provided and is required.		The (REDACTED) check is missing for the borrowing (REDACTED), (REDACTED) (REDACTED) (REDACTED) (REDACTED).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received (REDACTED) document for Business X. However, it is more than XX days from the Note Date. As per guideline, require (REDACTED) document within XX days of Note date. Exception remains.

Seller Comment (2022-01-27): (REDACTED) check for borrowing X with actual names listed provided.

Reviewer Comment (2022-01-20): (REDACTED) requires (REDACTED) check is (REDACTED)ssing for the borrowing X, (REDACTED) (REDACTED). We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed. Exception remains.

Seller Comment (2022-01-20): The borrowing X is a newly formed single member (REDACTED). The background check i(REDACTED)luding (REDACTED) Search for the (REDACTED) and operating agreement were previously uploaded as support. The guidelines do not require an (REDACTED) on a borrowing X, only on borrowers as individuals. The (REDACTED) for borrowing X in this (REDACTED)se is not required. Please es(REDACTED)late to (REDACTED)agement for further consideration. Thank you for your time and consideration.

Reviewer Comment (2022-01-18): We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed for borrowing X. Exception remains.

Seller Comment (2022-01-17): The borrowing X is a newly formed single member (REDACTED). The background check i(REDACTED)luding (REDACTED) search for the (REDACTED) and operating agreement (REDACTED) been uploaded to reflect this. In this (REDACTED)se there would be no need for a separate (REDACTED) for the borrowing X. Please remove this exception.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438767	(Redacted)			24249010			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing in borrowing (REDACTED).				Reviewer Comment (2022-01-13): Received Background Check he(REDACTED)e exception cleared. Seller Comment (2022-01-12): Background Check provided.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438767	(Redacted)			24641537			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying (REDACTED) for Closing of (REDACTED) is less than Cash From Borrower (REDACTED).	Added/updated after receiving HUD XX/XX/XXXX. Documented qualifying (REDACTED) for Closing of XXX,XXX.XX is less than Cash From (REDACTED) XXXX,XXX.XX.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. (REDACTED) is XXX vs XXX. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-02): Client elects to waive using The assets provided by the (REDACTED) show a consiste(REDACTED)y of approximately XXX,XXX ongoing in the X. Further, the subject property will be (REDACTED)aged by a (REDACTED) firm, currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX total Xs of which X are Xs, X are X (REDACTED) Xs. The (REDACTED) report reflected XXX successful X related payments made. The DSCR on the transaction is X.XX.

Reviewer Comment (2022-03-02): Per client comment - The assets provided by the (REDACTED) show a consiste(REDACTED)y of approximately XXX,XXX ongoing in the X. Further, the subject property will be (REDACTED)aged by a (REDACTED) firm, currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX total Xs of which X are Xs, X are X (REDACTED) Xs. The (REDACTED) report reflected XXX successful X related payments made. The DSCR on the transaction is X.XX.

Reviewer Comment (2022-02-24): Client to review and approve.

Seller Comment (2022-02-24): White we agree that there is a lack of documentation for XXK of Xto close we believe it is reasonable to ma(REDACTED) an exception based on the review of the merits of the file. Borrower has assets between XXK and XXK liquid at all times and in addition at the time of the closing of this (REDACTED) he took X in the amount of XXXX,XXX.XX which i(REDACTED)reases the liquidity and reserve profile well in excess of guideline requirements.=XXX.X =months of (REDACTED).  (REDACTED)(REDACTED) factors are X.XX DSCR  and XXX (REDACTED)

Seller Comment (2022-01-31): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438767	(Redacted)			24657948			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Updated/added XX/XX/XXXX after receiving HUD. Guides require X months. Short (REDACTED). Verified total (REDACTED) of XXX,XXX.XX	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. (REDACTED) is XXX vs XXX. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-02): Client elects to waive using The assets provided by the (REDACTED) show a consiste(REDACTED)y of approximately XXX,XXX ongoing in the X. Further, the subject property will be (REDACTED)aged by a (REDACTED) firm, currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX total Xs of which X are Xs, X are X (REDACTED) Xs. The (REDACTED) report reflected XXX successful X related payments made. The DSCR on the transaction is X.XX.

Reviewer Comment (2022-03-02): Per client comment - The assets provided by the (REDACTED) show a consiste(REDACTED)y of approximately XXX,XXX ongoing in the X. Further, the subject property will be (REDACTED)aged by a (REDACTED) firm, currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX total Xs of which X are Xs, X are X (REDACTED) Xs. The (REDACTED) report reflected XXX successful X related payments made. The DSCR on the transaction is X.XX.

Seller Comment (2022-03-02): The exception presented by the Lender is to accept the assets as presented in the (REDACTED) file. The file contained documented assets in the amount of XXX,XXX.XX and the funds required to close from the borrower are XXXX,XXX.XX, a shortage of XXX,XXX.XX plus six months (REDACTED) (REDACTED) or another XXX,XXX.XX for a total funds shortage of XXX,XXX.XX. Consideration of an exception due to the overall merits of the file, appears reasonable. The assets provided by the (REDACTED) show a consiste(REDACTED)y of approximately XXX,XXX ongoing in the X. Further, the subject property will be (REDACTED)aged by a (REDACTED) firm, currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX total Xs of which X are Xs, X are X (REDACTED) Xs. The (REDACTED) report reflected XXX successful X related payments made. The DSCR on the transaction is X.XX.

Reviewer Comment (2022-02-24): HUD reflects Xfrom borrower XXXX,XXX.XX and latest (REDACTED) (REDACTED) statement as of XX/XX/XXXX bala(REDACTED)e of XXX,XXX.XX, which is short Xto close and (REDACTED). Exception remains.

Seller Comment (2022-02-24): There is no (REDACTED) (REDACTED) deficie(REDACTED)y on this file:  Borrower has assets between XXK and XXK liquid at all times and in addition at the time of the closing of this (REDACTED) he took X in the amount of XXXX,XXX.XX which i(REDACTED)reases the liquidity and reserve profile well in excess of guidelines X month requirements.=XXX.X =months of (REDACTED).   kindly remove this exception.

Seller Comment (2022-01-31): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438768	(Redacted)			23943840			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Short funds to close and (REDACTED) for X months.				Reviewer Comment (2022-01-18): (REDACTED) statement in file.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438768	(Redacted)			23944021			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Calculated (REDACTED) months (REDACTED) of X.XX does not meet guideline requirement.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) is dated after Note date, client elects to downgrade and waive. (REDACTED) is XXX vs XXX. We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. Appraisal shows both units are actively (REDACTED) month to month. Lesser of actual (REDACTED) and market (REDACTED) amounts is (REDACTED) for (REDACTED) (REDACTED) (X.XX).	Aggregator,Owner Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Client elects to waive using The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). Further, the (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by the (REDACTED) report documentation. The report outlined a total of XX Xs of which X were Xs, X Xs and all paid as agreed. The X related payment history i(REDACTED)luded XXX successful X payments made timely.

Reviewer Comment (2022-03-02): Per client comment - The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). Further, the (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by the (REDACTED) report documentation. The report outlined a total of XX Xs of which X were Xs, X Xs and all paid as agreed. The X related payment history i(REDACTED)luded XXX successful X payments made timely.

Seller Comment (2022-02-16): The exception in this (REDACTED)se is that no (REDACTED) were verified for the transaction. Given the overall profile of the file, I would consider an exception.  The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). Further, the (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by the (REDACTED) report documentation. The report outlined a total of XX Xs of which X were Xs, X Xs and all paid as agreed. The X related payment history i(REDACTED)luded XXX successful X payments made timely.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438768	(Redacted)			24248314			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Missing the addresses rented under the (REDACTED).				Reviewer Comment (2022-01-18): Property (REDACTED)agement (REDACTED) from is (REDACTED)aged by (REDACTED) party (REDACTED). Seller Comment (2022-01-13): The property is to be Xrd party (REDACTED)aged; no track record report is required.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438768	(Redacted)			24248421			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED), per guides.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive. Reviewer Comment (2022-01-18): (REDACTED)ssing executed WX Seller Comment (2022-01-13): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438768	(Redacted)			24249173			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Per guidelines: (REDACTED)(REDACTED) transactions: No more than one unit of a X-X unit (REDACTED) (REDACTED) be (REDACTED) at origination, both units are not (REDACTED).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Appraisal shows both units are actively (REDACTED) month to month. Lesser of actual (REDACTED) and market (REDACTED) amounts is (REDACTED) for (REDACTED) (REDACTED) (X.XX).	Aggregator,Owner
Reviewer Comment (2022-02-24): Appraisal shows both units are actively rented month to month. Lesser of actual rents and mar(REDACTED)t rent amounts is used for DSCR (REDACTED)lculation (X.XX). Client elects to downgrade and waive.

Seller Comment (2022-02-16): Es(REDACTED)lation to (REDACTED): (REDACTED) please review the appraisal on this (REDACTED). We agree that the lease is (REDACTED)ssing. The (REDACTED) was ori(REDACTED)lly underwritten to (REDACTED)(REDACTED) guidelines which did not require it. The appraisal substantiates that the property is (REDACTED) (REDACTED) - it is very clearly mar(REDACTED)d as (REDACTED) (REDACTED) and month to month tena(REDACTED)y in both units verified by the appraiser. Your indi(REDACTED)tion that the units are not leased is i(REDACTED)orrect. Guidelines indi(REDACTED)tion "Month-to-month leases are per(REDACTED)tted"  also note the (REDACTED) is underwritten to mar(REDACTED)t rents and not leased rents which is a more conservative approach to DSCR. (REDACTED)  shows Xflow in excess of the Xflow requirement but having both units leased and not just one (X.XX DSCR).

Seller Comment (2022-02-15): lease agreement (REDACTED)ssing not in system

Reviewer Comment (2022-02-09): (REDACTED)(REDACTED)elled by (REDACTED)sta(REDACTED). No more than one unit of a X-X unit property (REDACTED) be (REDACTED) at ori(REDACTED)tion Need lease agreement.

Reviewer Comment (2022-02-09): Guides do not ad(REDACTED)ess X-X units. (REDACTED) transactions:
o No more than one unit of a X-X unit property (REDACTED) be (REDACTED) at ori(REDACTED)tion.
o No more than (REDACTED) units of a X-unit property (REDACTED) be (REDACTED) at ori(REDACTED)tion.
o No more than three units of a X-X unit property (REDACTED) be (REDACTED) at ori(REDACTED)tion.
o Single fa(REDACTED)ly properties are not required to be leased at the time of ori(REDACTED)tion
o If there is an existing lease on the property that is (REDACTED)g transferred to the borrower, Lender must review the lease to ensure there is no language in the lease that could place the f(REDACTED)t lien (REDACTED)g ori(REDACTED)ted in a lesser lien (REDACTED). Exception (REDACTED)(REDACTED)eled

Seller Comment (2022-02-02): Please review the narrative on the (REDACTED)agement ((REDACTED)(REDACTED)) review of the exception dupli(REDACTED)te regarding the lease agreement and clear this exception as well. Thank you so much.

Reviewer Comment (2022-01-27): Provide lease agreement to clear this condition. As per guidelines, Month-to-month leases are per(REDACTED)tted with proof of rent collection for at least X consecutive months and a X.XXx i(REDACTED)rease in DSCR and a X% reduction in X. Exception remains.

Seller Comment (2022-01-26): (REDACTED) please review the appraisal on this (REDACTED) - it is very clearly mar(REDACTED)d as (REDACTED) (REDACTED) and month to month tena(REDACTED)y in both units verified by the appraiser. Your indi(REDACTED)tion that the units are not leased is i(REDACTED)orrect. Guidelines indi(REDACTED)tion "Month-to-month leases are per(REDACTED)tted"  also note the (REDACTED) is underwritten to mar(REDACTED)t rents. (REDACTED)  shows Xflow in excess of the Xflow requirement but having both units leased and not just one.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438768	(Redacted)			24249196			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing on borrowing (REDACTED).				Reviewer Comment (2022-01-13): Received Background check document he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): Background Check provided.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438768	(Redacted)			24249276			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing on all borrowing (REDACTED) and (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) is dated after Note date, client elects to downgrade and waive. (REDACTED) is XXX vs XXX.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-01-28): Provided (REDACTED) report is not within XX days as per Note Date, Please provide (REDACTED) report within XX days as per Note Date of (XX/XX/XXXX) and it should i(REDACTED)lude both borrowing X and (REDACTED).
He(REDACTED)e exception remains.

Seller Comment (2022-01-27): Detailed (REDACTED) and background report provided.

Reviewer Comment (2022-01-18): We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed for borrowing X. Exception remains.

Seller Comment (2022-01-13): The (REDACTED) check on the (REDACTED) is contained in the background check; the Borrowing X is newly formed and would not (REDACTED) been on latest (REDACTED) lists (see certifi(REDACTED)te of formation)
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438769	(Redacted)			24424698			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED) for borrowing (REDACTED).	Borrower's Experience/Track Record	(REDACTED) is (REDACTED) per executed (REDACTED). Client elects to downgrade and waive.	Owner,Aggregator
Reviewer Comment (2022-02-22): (REDACTED) is (REDACTED) per executed WX. Client elects to downgrade and waive.

Reviewer Comment (2022-02-10): (REDACTED) on Executed W-X document document is (REDACTED)ssing also date is XX/XX/XXXX which is after Note date.

Reviewer Comment (2022-02-10): (REDACTED) on Executed W-X document document is (REDACTED)ssing, He(REDACTED)e exception Remains.

Seller Comment (2022-02-08): Executed WX is attached.

Reviewer Comment (2022-01-21): XX/XX/XXXX Reviewed (REDACTED) to deter(REDACTED)ne if able to waive exception per client's request. (REDACTED) verifi(REDACTED)tion is not provided. Need (REDACTED) verifi(REDACTED)tion through (REDACTED). Provide verifi(REDACTED)tion for X for further review. Exception remains.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438769	(Redacted)			24425732			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.						Reviewer Comment (2022-01-25): Exception cleared. Buyer Comment (2022-01-25): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438769	(Redacted)			24426158			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).		The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is X.XX, (REDACTED) is XXX and XXX (REDACTED), (REDACTED) (REDACTED)	Owner,Aggregator
Reviewer Comment (2022-03-02): Client elects to waive using DSCR is X.XX, (REDACTED) is XXX and XX% X, (REDACTED)d X

Reviewer Comment (2022-03-02): Per client Comment - DSCR is X.XX, (REDACTED) is XXX and XX% X, (REDACTED)d X

Seller Comment (2022-03-01): We agree that there are multiple months of  (REDACTED) Statements in the file and that they aggregate to XX,XXX.XX and the Xto close is XXK.  There is noththing further that (REDACTED) states they (REDACTED)n provide. DSCR is X.XX, (REDACTED) is XXX and XX% X

Seller Comment (2022-02-24): Es(REDACTED)lation to (REDACTED) - (REDACTED) will not review the (REDACTED) Statements and these cover (REDACTED).

Reviewer Comment (2022-01-20): Only X (REDACTED)g used for closing and (REDACTED) is #XXXX ending in X-XX-XX. Funds do not cover the funds to close or (REDACTED). The EMD is also (REDACTED)g i(REDACTED)luded in the funds.

Seller Comment (2022-01-17): The (REDACTED) printouts and statement copies from (REDACTED) support sufficient (REDACTED) to meet guideline requirements. Please remove this exception requirement.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438769	(Redacted)			24436604			Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided		Note signature is redacted. Provide non-redacted note signature.				Reviewer Comment (2022-02-10): Corrected note provided. Reviewer Comment (2022-01-20): Signature on the note is redacted on the note uploaded. Seller Comment (2022-01-17): Please find the executed note for your review and consideration. This should clear this exception item. Thank you.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438769	(Redacted)			24581886			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		(REDACTED) was not provided in file.				Reviewer Comment (2022-02-22): Exception cleared. Reviewer Comment (2022-02-10): (REDACTED) document not provided. He(REDACTED)e Exception remains. Seller Comment (2022-02-08): Executed WX uploaded to CLARITY.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438769	(Redacted)			24599140			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying (REDACTED) for Closing of (REDACTED) is less than Cash From Borrower (REDACTED).	(REDACTED) (REDACTED) ending XX/XX/XXXX has a balance of XXX,XXX.XX. Short cash to close.	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is X.XX, (REDACTED) is XXX and XXX (REDACTED), (REDACTED) (REDACTED)	Owner,Aggregator	Reviewer Comment (2022-03-02): Client elects to waive using DSCR is X.XX, (REDACTED) is XXX and XX% X, (REDACTED)d X Reviewer Comment (2022-03-02): Per client Comment - DSCR is X.XX, (REDACTED) is XXX and XX% X, (REDACTED)d X Seller Comment (2022-02-24): We (REDACTED) as(REDACTED)d (REDACTED)(REDACTED) if they (REDACTED)n provide additional documentation multiple times on this and we (REDACTED) been as(REDACTED)d to ma(REDACTED) an exception. An exception (REDACTED) be reasonable based on XXX (REDACTED) and over a X% DSCR			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438770	(Redacted)			23935905			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		(REDACTED) document is required by the credit guidelines and it is not provided.				Reviewer Comment (2022-01-18): Exception cleared Seller Comment (2022-01-12): The (REDACTED) has been uploaded for your review and consideration. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438770	(Redacted)			23935996			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Track record documentation other than application is missing and is required based on guidelines.		Missing REO addresses the (REDACTED) (REDACTED) out.				Reviewer Comment (2022-01-14): Received Track record report he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): The Property (REDACTED)agement (REDACTED) form has been uploaded for your review and consideration. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438770	(Redacted)			24248640			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) form, per guides.	Borrower's Experience/Track Record	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waived.	Aggregator,Owner	Reviewer Comment (2022-01-18): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waived. Reviewer Comment (2022-01-18): Cleared by (REDACTED)sta(REDACTED). Reviewer Comment (2022-01-18): (REDACTED) document available in file which has all required details. Exception Cleared. Seller Comment (2022-01-12): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438770	(Redacted)			24248679			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.
Reviewer Comment (2022-02-16): Per client - Confirmed no restriction for using X for (REDACTED) in underwriting guidelines. Exception cleared.

Buyer Comment (2022-02-16): Confirmed no restriction for using X for (REDACTED) in underwriting guidelines. (REDACTED) to re-review.

Seller Comment (2022-02-16): (REDACTED) you are i(REDACTED)orrect - there is no restriction in the underwriting guidelines that states that X (REDACTED)n not be used to cover (REDACTED). (REDACTED) is XXXX.XX and property is to be Xrd party (REDACTED)aged.  Required (REDACTED) are XXXXX.XX. - the subject transaction is (REDACTED)shout and the borrower received XXX,XXX.XX in addition to the fully documented XXXXX.XX in the Borrowing X  (REDACTED) X. Borrower is short XXXX.X or .XX month using only the business (REDACTED) statements. There is only one (REDACTED) statement for the personal (REDACTED) X. with an additional XXXXX.XX. An exception is reasonable and not a material risk enha(REDACTED)er.

Reviewer Comment (2022-01-18): Reviewed (REDACTED) statement in file the X bala(REDACTED)e as of XX/X/XXXX bala(REDACTED)e is XX,XXX.XX, the previous bala(REDACTED)e is XX,XXX.XX on XX/XX/XXXX statement. Per guidelines X are not allowed to use for (REDACTED). Exception remains.

Seller Comment (2022-01-12): Please review (REDACTED) again, considering the following. The (REDACTED) for the transaction is XXXX.XX (p/i) + XXXX.XX (t(REDACTED)es) + XXX.XX (ins) = XXXX.XX x X = XX,XXX.XX. The (REDACTED) statement in the (REDACTED) file shows an ending bala(REDACTED)e of XX,XXX.XX PLUS the borrower received XXX,XXX.XX in Xback at closing. Please remove the exception.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438770	(Redacted)			24249422			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) on (REDACTED) (REDACTED).
Reviewer Comment (2022-01-18): As per guarantee agreement (REDACTED) is the (REDACTED) on the (REDACTED) and we (REDACTED) (REDACTED) in file for same however (REDACTED)(REDACTED) is the member of (REDACTED) X (REDACTED) and not the (REDACTED) and as per deal notes we need (REDACTED) for (REDACTED) and X which is available in file. Exception Cleared.

Seller Comment (2022-01-12): In reviewing the exception, (REDACTED)(REDACTED) is a XX% (REDACTED) of the borrowing X (see operating agreement) and is not serving as a (REDACTED) on the transaction. Members holding less than XX% are not required to (REDACTED) the (REDACTED) search. Please remove exception.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438770	(Redacted)			24746387			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX (REDACTED)(REDACTED) (REDACTED) in XXXX, appraisal (REDACTED) (REDACTED) prior sales price XX.XX, missing prior HUD. Max (REDACTED) is XX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
The subject transaction is a (REDACTED) out (REDACTED) with the borrowing entity receiving XXX,XXX.XX in (REDACTED) at closing. The subject property was acquired, according to the deed located in the file (REDACTED) for due to a tax lien sale. The total amount of taxes, expenses and (REDACTED) charges were not documented in the file. The appraisal indicates that the subject is improved with a X.X story home built in XXXX. The interior of the dwelling has been recently completely remodeled including bathrooms and kitchen. The (REDACTED) floor has a finished b(REDACTED) room that was also considered in the gross living area for the home. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX (REDACTED) listed on the (REDACTED) (REDACTED) (REDACTED) of which X are (REDACTED). (REDACTED) are XX successful (REDACTED) or (REDACTED) (REDACTED) (REDACTED) shown on the (REDACTED). The (REDACTED) is (REDACTED) as owner/manager of (REDACTED) (REDACTED) (REDACTED) for the past X years and has been in the same (REDACTED) for the last X years. Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) property (REDACTED) (REDACTED) with X units and XX years of (REDACTED). XX (REDACTED)
																Aggregator,Owner
Reviewer Comment (2022-02-24): The subject transaction is a X refina(REDACTED)e with the borrowing X receiving XXX,XXX.XX in (REDACTED) closing. The subject property was acquired, according to the deed lo(REDACTED)ted in the file on X/XX/XXXX for due to a t(REDACTED) lien sale. The total amount of t(REDACTED)es, expenses and other charges were not documented in the file. The appraisal indi(REDACTED)tes that the subject is improved with a X.X story home built in XXXX. The interior of the dwelling has been recently (REDACTED)letely remodeled i(REDACTED)luding bathrooms and (REDACTED)chen. The (REDACTED) floor has a finished bonus room that was also considered in the gross living area for the home. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs listed on the (REDACTED) bureau report of which X are Xs. There are XX successful X or X related payments shown on the report. The (REDACTED) is (REDACTED) as (REDACTED)/(REDACTED) of Y & H X (REDACTED) for the past X years and has been in the same (REDACTED) for the last X years. Additionally, the subject property will be (REDACTED)aged by a (REDACTED)-party property (REDACTED)agement firm with X units and XX years of (REDACTED). XX X. Client elects to downgrade and waive. Client elects to downgrade and waive.

Seller Comment (2022-02-23): The exception presented by the Lender is to allow an X varia(REDACTED)e from guidelines. The subject transaction is a X refina(REDACTED)e with the borrowing X receiving XXX,XXX.XX in (REDACTED) closing. The subject property was acquired, according to the deed lo(REDACTED)ted in the file on X/XX/XXXX for due to a t(REDACTED) lien sale. The total amount of t(REDACTED)es, expenses and other charges were not documented in the file. The appraisal indi(REDACTED)tes that the subject is improved with a X.X story home built in XXXX. The interior of the dwelling has been recently (REDACTED)letely remodeled i(REDACTED)luding bathrooms and (REDACTED)chen. The (REDACTED) floor has a finished bonus room that was also considered in the gross living area for the home. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs listed on the (REDACTED) bureau report of which X are Xs. There are XX successful X or X related payments shown on the report. The (REDACTED) is (REDACTED) as (REDACTED)/(REDACTED) of Y & H X (REDACTED) for the past X years and has been in the same (REDACTED) for the last X years. Additionally, the subject property will be (REDACTED)aged by a (REDACTED)-party property (REDACTED)agement firm with X units and XX years of (REDACTED). For these reasons, an exception seems reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438771	(Redacted)			23941701			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		For borrowing (REDACTED).				Reviewer Comment (2022-01-13): Received Fraud report he(REDACTED)e exception cleared. Seller Comment (2022-01-12): The background report for the (REDACTED) has been uploaded for your review and consideration. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438771	(Redacted)			23941893			Credit	Fix and Flip	General	Fix and Flip	Missing Document: Spousal Consent not provided.	-
Reviewer Comment (2022-02-24): Per client - Per (REDACTED)s fee(REDACTED)ck. (REDACTED) is on joint X to show (REDACTED)'s liquidity, nothing related to the (REDACTED).

Seller Comment (2022-02-24): (REDACTED) consent not required and (REDACTED) waived this on X/XX please remove exception

Seller Comment (2022-01-28): reviewed/pending

Reviewer Comment (2022-01-18): (REDACTED) always require it in community property states, this is be(REDACTED)use a lack of consent could (REDACTED)use an impediment to foreclosure. Client tot review.

Seller Comment (2022-01-18): The borrowing X, (REDACTED) (REDACTED)agement, (REDACTED), is an existing X whose (REDACTED) member is (REDACTED)(REDACTED)n (REDACTED). The property was transferred directly to (REDACTED) (REDACTED)agement (REDACTED).  (REDACTED) consent for actions ta(REDACTED)n in the normal course of business for the borrowing X is not required. Please es(REDACTED)late to (REDACTED)agement for further consideration.

Reviewer Comment (2022-01-18): (REDACTED) (REDACTED)(REDACTED)n (REDACTED) is (REDACTED) as per fraud report and (REDACTED) consent form is (REDACTED)ssing in file which is required as per (REDACTED) state requirement. Exception Remains.

Seller Comment (2022-01-12): (REDACTED) consent is not required for access to a joint (REDACTED) X. All (REDACTED)s of a joint (REDACTED) X (REDACTED) full access u(REDACTED)ss otherwise designated. Please remove this exception.
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438771	(Redacted)			24249046			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guides for (REDACTED)(REDACTED) transactions, no more than one unit of the X-X family REO be (REDACTED). No units are (REDACTED) (REDACTED).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) was underwritten to a market (REDACTED) assessment supporting a X.XX (REDACTED) and XXX (REDACTED)	Aggregator,Owner	Reviewer Comment (2022-02-24): (REDACTED) was underwritten to a mar(REDACTED)t rent assessment supporting a X.XX DSCR and XXX (REDACTED) Seller Comment (2022-02-24): Per the appraisal property is (REDACTED) - Es(REDACTED)late to (REDACTED) for review - We agree that there are no leases. (REDACTED) was underwritten to a mar(REDACTED)t rent assessment supporting a X.XX DSCR and XXX (REDACTED) Please advise how you would li(REDACTED) to proceed.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438771	(Redacted)			24249086			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) form, per guides.				Reviewer Comment (2022-01-13): Received (REDACTED) document he(REDACTED)e exception cleared. Seller Comment (2022-01-12): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438771	(Redacted)			24249106			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.		X% haircut from (REDACTED) when subject REO is (REDACTED).				Reviewer Comment (2022-01-26): Exception cleared. Seller Comment (2022-01-25): Guidelines allow XX% X on (REDACTED) transactions with (REDACTED)ddle (REDACTED) of XXX and X years property (REDACTED)agement (REDACTED). Please clear exception.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438772	(Redacted)			23948987			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) for the borrowing (REDACTED), Bay (REDACTED) (REDACTED). is missing.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc. Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-17): We (REDACTED) (REDACTED) letter in file doc. Client elects to downgrade and waive.

Reviewer Comment (2022-02-17): Client elects to downgrade and waive.

Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is date XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.

Seller Comment (2022-01-20): (REDACTED) has conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438773	(Redacted)			23943720			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) for the borrowing (REDACTED), XXXX (REDACTED) (REDACTED).	Borrower's Experience/Track Record	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client approves the down grade.	Owner,Aggregator	Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade. Seller Comment (2022-01-18): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438773	(Redacted)			23944019			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.		Minimum (REDACTED) is X.XX.
Reviewer Comment (2022-01-28): Provided (REDACTED) report is not within XX days as per Note Date, Please provide (REDACTED) report within XX days as per Note Date of XX/XX/XXXX, he(REDACTED)e exception remains.

Reviewer Comment (2022-01-20): DSCR re-(REDACTED)lculated.

Seller Comment (2022-01-18): Please re-(REDACTED)lculate the DSCR for this transaction. According to (REDACTED) (REDACTED)lculations: XXXX.XX (P/I) + XXXX.XX (T(REDACTED)es) + XXX.XX = XXXX.XX (REDACTED). The lease agreement showed a XX,XXX rent (REDACTED)g charged and the Mar(REDACTED)t Rent Addendum showed the mar(REDACTED)t rent at XX,XXX. XX,XXX/XXXX.XX = X.XX
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438773	(Redacted)			23944020			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.						Reviewer Comment (2022-03-10): XX/XX/XXXX Based on updated gu(REDACTED)(REDACTED)e. (REDACTED)n now use X for (REDACTED) if other assets in file. Other assets confirmed. Meets requirements. Seller Comment (2022-03-09): The borrower received XXX,XXX.XX in (REDACTED) proceeds equal to XX.XX months (REDACTED) (REDACTED). Please clear this condition. Seller Comment (2022-01-31): reviewed/pending additional documentation	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438773	(Redacted)			23944023			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the borrowing (REDACTED), XXXX (REDACTED), (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is dated after Note date. (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client approves the down grade.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-01-28): Provided (REDACTED) report is not within XX days as per Note Date, Please Provide (REDACTED) report within XX days as per Note Date of  XX/XX/XXXX, he(REDACTED)e exception remains.

Seller Comment (2022-01-27): Detailed (REDACTED) search provided.

Reviewer Comment (2022-01-20): (REDACTED) requires the govt., detailed search for the borrower and (REDACTED). All (REDACTED)s in the file reflect "all". provide detailed search from (REDACTED).

Seller Comment (2022-01-18): The borrowing X, XXXX Patterson Park (REDACTED) is a (REDACTED) member (REDACTED) and the (REDACTED) has XXX% of that (REDACTED)ship. The information regarding (REDACTED) membership, along with the background report with (REDACTED) listing as "no listing" should be sufficient to clear this exception. Thank you.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438773	(Redacted)			24249376			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Missing addresses for the REOs that (REDACTED) (REDACTED) out.
Reviewer Comment (2022-03-10): XX/XX/XXXX Property owned si(REDACTED)e XXXX - greater than X years.

Seller Comment (2022-03-09): The lease agreement provided shows that the borrower has (REDACTED)(REDACTED)aged the property si(REDACTED)e at least X/XX/XXXX and meets the (REDACTED) year (REDACTED) requirement.  No further documentation of (REDACTED) is required.  Please clear this exception.

Seller Comment (2022-01-31): reviewed/pending additional documentation

Reviewer Comment (2022-01-20): per (REDACTED) comment dated X-XX-XX, waiting for updated form.

Seller Comment (2022-01-18): The Property (REDACTED)agement (REDACTED) document provided does not i(REDACTED)lude information regarding whether the subject property will be (REDACTED)(REDACTED)aged or (REDACTED)aged by (REDACTED)-party nor does it i(REDACTED)lude a(REDACTED) pertinent data regarding properties owned. Requested that Lender provide a revised form with all required data.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438773	(Redacted)			24539986			Credit	Title	General	Title	Title shows property is leasehold.		per guides, Good and (REDACTED) (REDACTED) lien and fee simple lender's title (REDACTED) policy free and clear of any liens and encumbrances. Title (REDACTED) as a (REDACTED).	Borrower's Experience/Track Record The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client approves the down grade. (REDACTED) is dated after Note date. (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client approves the down grade. (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client approves the down grade.	Owner,Aggregator Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-04-04): DSCR is X.XX, XX.XX months of (REDACTED), (REDACTED)d X. Client approves the down grade.

Seller Comment (2022-03-11): (REDACTED) page XXX indi(REDACTED)tes there is a leasehold on this property - the HUD on page XX clearly indi(REDACTED)tes that the ground rent (leasehold) was redeemed via a payment of XXXXX to (REDACTED) - we confirmed with (REDACTED)(REDACTED) that the final title policy will vest fee simple and await that policy but teven with (REDACTED)ly the HUD evide(REDACTED)e the property is no longer subject to a lease hold. placed in Buyer Que as from (REDACTED) (REDACTED) will not clear this without a final policy.

Reviewer Comment (2022-03-10): XX/XX/XXXX Awaiting doc.

Seller Comment (2022-03-03): Followed up with the Lender to obtain the final title policy to ensure the leasehold issue has been resolved.

Reviewer Comment (2022-02-22): (REDACTED)ssing transfer (REDACTED)ship of the land via deed. Without a deed, transferring (REDACTED)ship of the property, the property is a leasehold. Exception remains.

Seller Comment (2022-01-31): Pending additional review
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438773	(Redacted)			24693065			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.		Seasoned over XX months, exception cleared.				Reviewer Comment (2022-02-03): Seasoned over XX months, exception cleared.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438774	(Redacted)			24352646			Credit	Credit	Credit Eligibility	Credit	Borrower has	- (REDACTED) open (REDACTED)s which is less than the minimum required by guidelines.	Per guides, Minimum of X credit lines; minimum X active credit lines; at (REDACTED) X trade line with XX+ month rating and X lines must be rated for XX months and (REDACTED) be open or closed. Only one (REDACTED) meets (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive . (REDACTED) is dated after Note date. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX and (REDACTED) dating back to XX/XXXX. The file contains (REDACTED) for (REDACTED) in the amount of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject (REDACTED) is X.XX. (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-16): Client elects to downgrade and waive . (REDACTED) is dated after Note date. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX and (REDACTED) dating back to XX/XXXX. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR for the subject (REDACTED) is X.XX. (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-16): The exception presented by the Lender is to allow the (REDACTED) as presented at su(REDACTED)ssion. The (REDACTED) has three (X) Xs listed on the (REDACTED) report. The report shows (REDACTED) (REDACTED) (REDACTED)s, one open and paid as agreed with a XX month history. The other (REDACTED) (REDACTED) is paid and shows XX months history with one late payment (XxXX) on XX/XX. The (REDACTED) X shown on the (REDACTED) report is a (REDACTED) (REDACTED) X (REDACTED) X with a XX month history. Consideration of an exception appears reasonable based on the overall merits of the (REDACTED) file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX and (REDACTED) dating back to XX/XXXX. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR for the subject (REDACTED) is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438774	(Redacted)			24367096			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	Rate/term(REDACTED) with a (REDACTED) tier of XXX-XXX, max (REDACTED) is XX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive . (REDACTED) is dated after Note date. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX and (REDACTED) dating back to XX/XXXX. The file contains (REDACTED) for (REDACTED) in the amount of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject (REDACTED) is X.XX. (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-16): Client elects to downgrade and waive . (REDACTED) is dated after Note date. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX and (REDACTED) dating back to XX/XXXX. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR for the subject (REDACTED) is X.XX. (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-16): The exception presented by the Lender is to allow the slightly higher than guideline X for the subject (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX and guideline is (REDACTED) to XX% X. The subject transaction was su(REDACTED)tted with XX.XXXXX% X, a differe(REDACTED)e of X.XXXXX% from guideline. Consideration of an exception appears reasonable based on the overall merits of the (REDACTED) file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX and (REDACTED) dating back to XX/XXXX. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR for the subject (REDACTED) is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438774	(Redacted)			24367198			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED)X for the borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive . (REDACTED) is dated after Note date. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX and (REDACTED) dating back to XX/XXXX. The file contains (REDACTED) for (REDACTED) in the amount of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject (REDACTED) is X.XX. (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-01-19): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive

Seller Comment (2022-01-18): Please es(REDACTED)late this item to (REDACTED)agement as there (REDACTED) been discussions about it very recently. Per regulatory counsel, the (REDACTED) letter and (REDACTED) are better evide(REDACTED)e than the executed w-X.

Reviewer Comment (2022-01-18): Provide Executed W-X for the Borrowing X. Exception remains.

Seller Comment (2022-01-14): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438774	(Redacted)			24367209			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided						Reviewer Comment (2022-01-19): Need proof (REDACTED) (REDACTED)n sign on behalf of the borrowing X. Seller Comment (2022-01-14): The Articles of Organization as well as the Corporate Resolution to change information (REDACTED) been uploaded for your review and consideration. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438774	(Redacted)			24367210			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2022-03-08): Received HUD-X document he(REDACTED)e exception cleared. Seller Comment (2022-03-03): Please find uploaded the HUD/Settlement Statement for the subject transaction. Thank you.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438774	(Redacted)			24367264			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) for the (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive . (REDACTED) is dated after Note date. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX and (REDACTED) dating back to XX/XXXX. The file contains (REDACTED) for (REDACTED) in the amount of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject (REDACTED) is X.XX. (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Seller Comment (2022-02-01): (REDACTED) for (REDACTED)provided.

Reviewer Comment (2022-01-19): (REDACTED)owns XX% of borrowing X,  per guides: All members of the X with XX% or more controlling interest must guaranty the (REDACTED).

Seller Comment (2022-01-18): The (REDACTED) search for the (REDACTED) is i(REDACTED)luded in the action items listing on the background report. Please clear this exception.

Reviewer Comment (2022-01-18): Received (REDACTED) Search for the Borrowing X. However, (REDACTED) search Result for the (REDACTED) is still (REDACTED)ssing in the file. Exception Remains.

Seller Comment (2022-01-14): The (REDACTED) searches as well as the Background Check for the (REDACTED) (REDACTED) been uploaded for your review and consideration. Please remove this exception.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438774	(Redacted)			24399936			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided						Reviewer Comment (2022-03-09): Exception cleared Seller Comment (2022-03-03): please find uploaded the property (REDACTED)agement (REDACTED) document for your review. Please clear this exception. Thank you.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438774	(Redacted)			24693235			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - (REDACTED) is XXX.XXX%, max (REDACTED) is XX%. (REDACTED) amount XXXX,XXX.XX/ XXX,XXX.XX (Prior HUD) =XXX.XXX%	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive . (REDACTED) is dated after Note date. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX and (REDACTED) dating back to XX/XXXX. The file contains (REDACTED) for (REDACTED) in the amount of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject (REDACTED) is X.XX. (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-16): Client elects to downgrade and waive . (REDACTED) is dated after Note date. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX and (REDACTED) dating back to XX/XXXX. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR for the subject (REDACTED) is X.XX. (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-16): The exception presented by the Lender is to allow the X as su(REDACTED)tted for the transaction. (REDACTED) (REDACTED)lculated the X at X.XX when the guideline (REDACTED) to cost is (REDACTED) to .XX. However, I disagree with the (REDACTED)lculation. The home was (REDACTED) then renovated according to the comments on the appraisal report. The (REDACTED)chen was remodeled less than one year as were the bathrooms. The subject has been well maintained and is in very good overall condition with (REDACTED) wear and tear. There is no documentation regarding the scope of work nor are there a(REDACTED) receipts to i(REDACTED)lude in the (REDACTED)lculations. Consideration of an exception appears reasonable based on the overall merits of the (REDACTED) file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX and (REDACTED) dating back to XX/XXXX. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR for the subject (REDACTED) is X.XX.

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438775	(Redacted)			24416942			Credit	Credit	Credit Eligibility	Credit	Borrower has	- (REDACTED) open (REDACTED)s which is less than the minimum required by guidelines.	Per guides, Minimum of X credit lines; minimum X active credit lines; at (REDACTED) X trade line with XX+ month rating and X lines must be rated for XX months and (REDACTED) be open or closed. X (REDACTED) on credit.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	over XX months vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX, supported by the X Xs mentioned previously. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units and with XX years of (REDACTED). The assets contained in the (REDACTED) file showed a total qualifying bala(REDACTED)e of XXX,XXX.XX, with XXX,XXX.XX available for (REDACTED). XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. X.XX DSCR

Reviewer Comment (2022-03-04): Per client comment - The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX, supported by the X Xs mentioned previously. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units and with XX years of (REDACTED). The assets contained in the (REDACTED) file showed a total qualifying bala(REDACTED)e of XXX,XXX.XX, with XXX,XXX.XX available for (REDACTED). XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. X.XX DSCR

Seller Comment (2022-03-01): The exception presented by the Lender is to allow the (REDACTED) as su(REDACTED)tted. The guidelines require a (REDACTED)nimum of X (REDACTED) lines; (REDACTED)nimum X active (REDACTED) line; at least X trade with XX+ month rating and X lines must be rated for XX months and (REDACTED) be open or closed. The subject transaction has X open trade lines. The X Xs showing on the (REDACTED) bureau report (REDACTED) XX and XX months, respectively. Given the overall merits of the file, consideration of an exception to allow the (REDACTED) as presented seems reasonable. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX, supported by the X Xs mentioned previously. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units and with XX years of (REDACTED). The assets contained in the (REDACTED) file showed a total qualifying bala(REDACTED)e of XXX,XXX.XX, with XXX,XXX.XX available for (REDACTED). XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. For these reasons, consideration of an exception appears reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216438775	(Redacted)			24749915			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Updated/added XX.XX.XX - missing (REDACTED) document, then we can waive per the client.
Reviewer Comment (2022-03-04): Revo(REDACTED)ble (REDACTED) will not (REDACTED) ITIN

Seller Comment (2022-03-02): The borrowing X is a revo(REDACTED)ble (REDACTED) for benefit of the individual name ther(REDACTED). We (REDACTED) val(REDACTED)ted the (REDACTED) is revo(REDACTED)ble as seen on page X of XX of the (REDACTED) agreement. Further, si(REDACTED)e the (REDACTED) is a revo(REDACTED)ble (REDACTED) for the benefit of the (REDACTED)ee, no separate (REDACTED) identifi(REDACTED)tion number or (REDACTED) is required to (REDACTED)lete the transaction. The (REDACTED) has provided a copy of her social (REDACTED) for val(REDACTED)tion that the property information will be handled using that identifi(REDACTED)tion number. Please remove this exception.

Seller Comment (2022-02-25): The borrowing X is a revo(REDACTED)ble (REDACTED) for benefit of the individual name ther(REDACTED). We (REDACTED) val(REDACTED)ted the (REDACTED) is revo(REDACTED)ble as seen on page X of XX of the (REDACTED) agreement. Further, si(REDACTED)e the (REDACTED) is a revo(REDACTED)ble (REDACTED) for the benefit of the (REDACTED)ee, no separate (REDACTED) identifi(REDACTED)tion number or (REDACTED) is required to (REDACTED)lete the transaction. The (REDACTED) has provided a copy of her social (REDACTED) for val(REDACTED)tion that the property information will be handled using that identifi(REDACTED)tion number. Please remove this exception.
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216438776	(Redacted)			23940116			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided						Reviewer Comment (2022-01-14): Received Closing Protection Letter he(REDACTED)e exception is cleard. Seller Comment (2022-01-13): CPL uploaded	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438776	(Redacted)			23942001			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing Executed (REDACTED)X for both the Borrowing (REDACTED) and (REDACTED)	Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is XXX, the (REDACTED) is XX.XX and (REDACTED) is X.XX. XX.XX months of (REDACTED), (REDACTED) borrower. Have a CDA with a XX variance to the subject. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-18): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438776	(Redacted)			23942070			Credit	Title	Document Error	Title	There is no dollar amount noted on the title policy.						Reviewer Comment (2022-01-28): Received Final Title Policy with the coverage amount of XX,XXX,XXX. Exception cleared. Seller Comment (2022-01-26): Final Title Policy reflecting coverage amount uploaded Reviewer Comment (2022-01-25): No new document received. Require title policy to be updated with dollar amount. Exception Remains. Seller Comment (2022-01-24): A title policy for XX,XXX,XXX is attached.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438776	(Redacted)			23942073			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2022-01-28): Exception cleared	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438776	(Redacted)			23942178			Credit	Fix and Flip	General	Fix and Flip	Missing Document: Spousal Consent not provided.	-					Reviewer Comment (2022-02-24): Per client - Per (REDACTED)s fee(REDACTED)ck. (REDACTED) is on joint X to show (REDACTED)'s liquidity, nothing related to the (REDACTED). Reviewer Comment (2022-01-18): (REDACTED) always require it in community property states, this is be(REDACTED)use a lack of consent could (REDACTED)use an impediment to foreclosure. Client review. Seller Comment (2022-01-13): Subject is owned as (REDACTED) and separate property.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438776	(Redacted)			23942324			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Guides require X consecutive months (REDACTED) (REDACTED), the file only has one month.
Reviewer Comment (2022-02-11): Exception cleared, i(REDACTED)o(REDACTED)ng wire on XX/XX/XXXX and acct bala(REDACTED)e  from XX/XX/XXXX - XX/XX/XXXX

Reviewer Comment (2022-02-10): (REDACTED) to review. Assets X #XXXX appears to be a new X. The bala(REDACTED)e as of X-XX-XX is XX (DXXXX) and the range is from X-XX-XX to X-XX-XX. The next statement range is X-XX-XX to X-XX-XX (DXXXX), which is less than X months. Guides require assets to seasoned for XX days.

Seller Comment (2022-02-09): Additional XX days borrowing X (REDACTED) statements uploaded

Reviewer Comment (2022-01-28): (REDACTED) for (REDACTED) is from XX/XX/XXXX - XX/XX/XXXX, and Xnd statement is from XX/XX/XXXX - XX/XX/XXXX, less then X months. Documentation used to verify liquidity must be dated within XX days of the (REDACTED) ori(REDACTED)tion date.

Seller Comment (2022-01-26): X months consecutive (REDACTED) statements uploaded
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438776	(Redacted)			23942860			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of (REDACTED) is greater than Guideline maximum loan amount of (REDACTED).	Note (REDACTED) amount of XX,XXX,XXX.XX is greater than Guideline maximum (REDACTED) amount of XX,XXX,XXX.XX without a valid exception in file	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
XX.XX (REDACTED) with a borrower that has a qualifying (REDACTED) of XXX and the (REDACTED) is underwritten as X.XX. (REDACTED) is XXX, the (REDACTED) is XX.XX and (REDACTED) is X.XX. XX.XX months of (REDACTED), (REDACTED) borrower. Have a CDA with a XX variance to the subject. Client elects to downgrade and waive.

XX.XX (REDACTED) with a borrower that has a qualifying (REDACTED) of XXX and the (REDACTED) is underwritten as X.XX. (REDACTED) of X.XX is (REDACTED)(REDACTED) (REDACTED)ing XXX of market value, XX.XX (REDACTED), (REDACTED) of XXX, XX.XX months of (REDACTED). (REDACTED) is XXX, the (REDACTED) is XX.XX and (REDACTED) is X.XX. XX.XX months of (REDACTED), (REDACTED) borrower. Have a CDA with a XX variance to the subject. Client elects to downgrade and waive.
																Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-15): X) XX.X% X with a borrower that has a qualifying (REDACTED) of XXX and the DSCR is underwritten as X.XX. X) DSCR of X.XX is (REDACTED)lculated using XX% of mar(REDACTED)t value, XX.X% X, (REDACTED) of XXX, XX.XX months of (REDACTED). Client elects to downgrade and waive.

Seller Comment (2022-03-14): We believe it is reasonable to ma(REDACTED) a (REDACTED) amount exception on this property. While guidelines show M(REDACTED) (REDACTED) on SFR to be XXMM this (REDACTED) is a XX.X% X with a borrower that has a qualifying (REDACTED) of XXX and the DSCR is underwritten as X.XX. Based on these features and the signifi(REDACTED)nt equity in the property,  we are comfortable with the i(REDACTED)reased (REDACTED) amount.

Seller Comment (2022-03-11): We believe it is reasonable to ma(REDACTED) a (REDACTED) amount exception on this property. While guidelines show M(REDACTED) (REDACTED) on SFR to be XXMM this (REDACTED) is a XX.X% X with a borrower that has a qualifying (REDACTED) of XXX and the DSCR is underwritten as X.XX. Based on these features and the signifi(REDACTED)nt equity in the property,  we are comfortable with the i(REDACTED)reased (REDACTED) amount.

Reviewer Comment (2022-03-07): Reviewed all tailing docs, (REDACTED)ssing exception.

Seller Comment (2022-03-03): There was a documented exception for the (REDACTED) amount on the file, please find the uploaded exception information.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438776	(Redacted)			24250054			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Appraisal (REDACTED) as (REDACTED) (REDACTED). (REDACTED) is (REDACTED).				Reviewer Comment (2022-01-28): Appraisal shows (REDACTED) (REDACTED) on page X and rent (REDACTED)arable. (REDACTED) appli(REDACTED)tion reflects "(REDACTED) Ready', however business purpose cert in file. Seller Comment (2022-01-26): Property profile; (REDACTED) report; and Declaration of Non-(REDACTED) Occupa(REDACTED)y all show XXXXX (REDACTED), (REDACTED)(REDACTED) (REDACTED), (REDACTED) as the primary reside(REDACTED)e. Subject ad(REDACTED)ess is XXXX (REDACTED) (REDACTED), (REDACTED), (REDACTED). Please clear exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438776	(Redacted)			24649917			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Updated/added XX/XX/XXXX.. (REDACTED) is (REDACTED) and (REDACTED) was not provided. Appraisal shows (REDACTED) (REDACTED) on page X and rent (REDACTED). (REDACTED) application (REDACTED) "(REDACTED) Ready'.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	XX.XX (REDACTED) with a borrower that has a qualifying (REDACTED) of XXX and the (REDACTED) is underwritten as X.XX. (REDACTED) of X.XX is (REDACTED)(REDACTED) (REDACTED)ing XXX of market value, XX.XX (REDACTED), (REDACTED) of XXX, XX.XX months of (REDACTED). (REDACTED) is XXX, the (REDACTED) is XX.XX and (REDACTED) is X.XX. XX.XX months of (REDACTED), (REDACTED) borrower. Have a CDA with a XX variance to the subject. Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-15): X) XX.X% X with a borrower that has a qualifying (REDACTED) of XXX and the DSCR is underwritten as X.XX. X) DSCR of X.XX is (REDACTED)lculated using XX% of mar(REDACTED)t value, XX.X% X, (REDACTED) of XXX, XX.XX months of (REDACTED). Client elects to downgrade and waive.

Seller Comment (2022-03-11): Revised appraisal with a correction to page X attached now clearly indi(REDACTED)ted (REDACTED) (REDACTED). As per (REDACTED)(REDACTED) the property was underwritten without a lease in place and defaulted to XX% of mar(REDACTED)t rent - we believe an exception regarding the lease is reasonable based on the fact that there is a qualifying (REDACTED) of XXX and a X.XX DSCR

Reviewer Comment (2022-03-07): (REDACTED)ssing lease, exception remains.

Seller Comment (2022-02-15): lease agreement (REDACTED)ssing
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438776	(Redacted)			24649936			Credit	Guideline	Guideline Issue	Guideline	File does not contain two full appraisals as required per guidelines.	Loan amount: (REDACTED)	Updated/added XX/XX/XXXX. (REDACTED) amount > XX,XXX,XXX. (REDACTED) full interior/exterior independent appraisals required .(REDACTED) rent estimate (REDACTED)d in appraisal	The representative FICO score exceeds the guideline minimum by at least 40 points. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) is XXX, the (REDACTED) is XX.XX and (REDACTED) is X.XX. XX.XX months of (REDACTED), (REDACTED) borrower. Have a CDA with a XX variance to the subject. Client elects to downgrade and waive.

XX.XX (REDACTED) with a borrower that has a qualifying (REDACTED) of XXX and the (REDACTED) is underwritten as X.XX. (REDACTED) is XXX, the (REDACTED) is XX.XX and (REDACTED) is X.XX. XX.XX months of (REDACTED), (REDACTED) borrower. Have a CDA with a XX variance to the subject. Client elects to downgrade and waive.

XX.XX (REDACTED) with a borrower that has a qualifying (REDACTED) of XXX and the (REDACTED) is underwritten as X.XX. (REDACTED) of X.XX is (REDACTED)(REDACTED) (REDACTED)ing XXX of market value, XX.XX (REDACTED), (REDACTED) of XXX, XX.XX months of (REDACTED). (REDACTED) is XXX, the (REDACTED) is XX.XX and (REDACTED) is X.XX. XX.XX months of (REDACTED), (REDACTED) borrower. Have a CDA with a XX variance to the subject. Client elects to downgrade and waive.

We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is XXX, the (REDACTED) is XX.XX and (REDACTED) is X.XX. XX.XX months of (REDACTED), (REDACTED) borrower. Have a CDA with a XX variance to the subject. Client elects to downgrade and waive.

(REDACTED) is XXX, the (REDACTED) is XX.XX and (REDACTED) is X.XX. XX.XX months of (REDACTED), (REDACTED) borrower. Have a CDA with a XX variance to the subject
																Aggregator,Owner Aggregator,Owner Aggregator,Owner Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-31): (REDACTED) is XXX, the X is XX.X% and DSCR is X.XX. XX.XX months of (REDACTED), (REDACTED)d borrower. (REDACTED) a CDA with a X% varia(REDACTED)e to the subject. Client elects to downgrade and waive.

Seller Comment (2022-03-11): (REDACTED)(REDACTED) did not (REDACTED)lete a Xnd appraisal on this property - guidelines required X appraisal for (REDACTED)s amounts ion excess of XXMM - this (REDACTED) amount is XX.XMM with a valuation of X,XXX,XXX and a CDA with a X% Varia(REDACTED)e. We believe it is reasonable to ma(REDACTED) an exception for the Xnd appraisal as the qualifying (REDACTED) is XXX, the X is XX.X% and DSCR is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438777	(Redacted)			23938674			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	(REDACTED) percentage of XX% exceeds Guidelines (REDACTED) of XX% for (REDACTED) (REDACTED). (REDACTED)(REDACTED) with a (REDACTED) range of XXX-XXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
The subject transaction is a (REDACTED)(REDACTED) with a (REDACTED) (REDACTED) (REDACTED) of XXX. The (REDACTED) (REDACTED) (REDACTED) is supported by the data including a total of XX (REDACTED) of which X are (REDACTED), X are (REDACTED), XX are (REDACTED), and X are (REDACTED). The (REDACTED) payment (REDACTED) shows XXX (REDACTED) (REDACTED) (REDACTED) made. The (REDACTED) also has additional (REDACTED) and (REDACTED) from (REDACTED) work as (REDACTED) which he has been doing in (REDACTED) (REDACTED) capacity for the past year and in the (REDACTED) for the last XX years.  The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units for the last XX years. Additionally, the file contains (REDACTED) with (REDACTED) (REDACTED) (REDACTED) in the amount of XXXX,XXX.XX less the closing (REDACTED) required of XXX,XXX.XX which leaves XXXX,XXX.XX or XXX.XX (REDACTED) (REDACTED) post-closing (XXXX,XXX.XX/XXXX.XX (REDACTED)=XXX.XX (REDACTED). For these reasons, the XX (REDACTED) exception appears reasonable. (REDACTED) is X.XX.
																Aggregator,Owner
Reviewer Comment (2022-02-24): The subject transaction is a (REDACTED) with a (REDACTED) (REDACTED) (REDACTED) of XXX. The (REDACTED) bureau report is supported by the data i(REDACTED)luding a total of XX Xs of which X are Xs, X are (REDACTED)s, XX are edu(REDACTED)tion, and X are Xs. The X payment history shows XXX X related payments made. The (REDACTED) also has additional (REDACTED) and (REDACTED) from his work as (REDACTED) which he has been doing in his current (REDACTED)pacity for the past year and in the (REDACTED) for the last XX years.  The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units for the last XX years. Additionally, the file contains assets with (REDACTED) (REDACTED) (REDACTED) in the amount of XXXX,XXX.XX less the closing monies required of XXX,XXX.XX which l(REDACTED)s XXXX,XXX.XX or XXX.XX (REDACTED) (REDACTED) post-closing (XXXX,XXX.XX/XXXX.XX (REDACTED)=XXX.XX (REDACTED)). For these reasons, the X% X exception appears reasonable. DSCR is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-02-22): The exception presented by the Lender is to allow an XX% X when the guidelines are (REDACTED) to XX%. The subject transaction is a (REDACTED) with a (REDACTED) (REDACTED) (REDACTED) of XXX. The (REDACTED) bureau report is supported by the data i(REDACTED)luding a total of XX acocunts of which X are Xs, X are (REDACTED)s, XX are edu(REDACTED)tion, and X are Xs. The mortage payment history shows XXX X related payments made. The (REDACTED) also has additional (REDACTED) and (REDACTED) from his work as (REDACTED) which he has been doing in his current (REDACTED)pacity for the past year and in the (REDACTED) for the last XX years.  The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units for the last XX years. Additionally, the file contains assets with (REDACTED) (REDACTED) (REDACTED) in the amount of XXXX,XXX.XX less the closing monies required of XXX,XXX.XX which l(REDACTED)s XXXX,XXX.XX or XXX.XX (REDACTED) (REDACTED) post-closing (XXXX,XXX.XX/XXXX.XX (REDACTED)=XXX.XX (REDACTED)). For these reasons, the X% X exception appears reasonable.

Seller Comment (2022-02-02): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438777	(Redacted)			23938675			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.		(REDACTED) percentage of X.XXXXX exceeds the maximum of X.XXXXX allowed by Lender's Guidelines. (REDACTED)(REDACTED) with a (REDACTED) range of XXX-XXX. .
Reviewer Comment (2022-02-15): Received prior HUD

Seller Comment (2022-02-02): Reviewed/Pending

Reviewer Comment (2022-01-21): Per (REDACTED) guides: (REDACTED) to Cost (X) (REDACTED)lculation: total (REDACTED) amount divided by total cost of: Acquisition cost + Paid cost of improvement (see definition) See "Underwriting Matrices (X/X)" for m(REDACTED)imum X details. Borrower does not (REDACTED) a(REDACTED) improvement costs. Exception remains.

Seller Comment (2022-01-20): The X is (REDACTED)lculated using the total of the borrower's cost to acquire the property, i(REDACTED)luding closing costs; in this (REDACTED)se, XXXX,XXX.XX.  The X is XX.XX%
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438777	(Redacted)			23941667			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) is missing.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-20): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438778	(Redacted)			24390024			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed form (REDACTED)X for the (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX	Aggregator,Owner
Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.

Reviewer Comment (2022-01-21): XX/XX/XXXX Reviewed (REDACTED) to deter(REDACTED)ne if able to waive condition per client's request. (REDACTED) verifi(REDACTED)tion through (REDACTED) is illegible. Need to fully verify the (REDACTED) and date and these are illegible on document provided. Please provide a clearer copy of the document with dar(REDACTED)r font for further review. Exception remains.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			C	A			No
216438778	(Redacted)			24394480			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For a (REDACTED)(REDACTED) with a (REDACTED) range of XXX + and no (REDACTED), per (REDACTED) (REDACTED) form, max (REDACTED) is XX% with a X% deduction to XX%.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX	Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau report. The report reflects XX total Xs with X (REDACTED) (REDACTED)s shown on the report. The (REDACTED) has (REDACTED) dating back to XX/XXXX. X.XX (REDACTED) (REDACTED) in addition to the XXX,XXX.XX received in Xback at closing. DSCR is X.XX

Reviewer Comment (2022-03-04): per client comment - The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau report. The report reflects XX total Xs with X (REDACTED) (REDACTED)s shown on the report. The (REDACTED) has (REDACTED) dating back to XX/XXXX. X.XX (REDACTED) (REDACTED) in addition to the XXX,XXX.XX received in Xback at closing. DSCR is X.XX

Seller Comment (2022-02-24): The exception presented by the Lender is to allow the (REDACTED) to Value as presented at XX% when guideline m(REDACTED)imum X is XX%. The X parameters meet the (REDACTED) (REDACTED) guidelines as presented. The subject transaction is a X refina(REDACTED)e of an (REDACTED) property. The property was (REDACTED) for XX,XXX, most li(REDACTED)ly a distress sale, and according to the appli(REDACTED)tion, improvements of approximately XXXX,XXX were added. The appraisal comments support the extensive renovation of the property. On page one of the appraisal the comment was that the subject has insulated windows, doors, ceiling fans, a covered porch, chain link fe(REDACTED)e. The subject is considered to be in very good condition si(REDACTED)e it has been (REDACTED)letely renovated in the past year. The (REDACTED) appears to be a new (REDACTED) which would (REDACTED)t the X as outlined previously. However, the overall merits of the file support that consideration of an exception to allow the XX% X is reasonable. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau report. The report reflects XX total Xs with X (REDACTED) (REDACTED)s shown on the report. The (REDACTED) has (REDACTED) dating back to XX/XXXX.  The file contained assets with F(REDACTED)t (REDACTED) (REDACTED) in the amount of XX,XXX.XX divided by XXXX.XX (REDACTED) resulting in X.XX (REDACTED) (REDACTED) in addition to the XXX,XXX.XX received in Xback at closing. For these reasons, the X% X exception appears reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			C	A			No
216438778	(Redacted)			24418978			Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal		Effective date on CDA is X-XX-XX. Effective date on the appraisal is X-XX-XX.				Reviewer Comment (2022-01-24): Final XXX received. Exception cleared. Seller Comment (2022-01-21): Appraisal update with same effective date as CDA uploaded.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			C	A			No
216438778	(Redacted)			24750244			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED), used XXXX for (REDACTED)(REDACTED) price from appraisal and XXXK in (REDACTED) from application - (REDACTED) XXX.XXX%	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX	Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau report. The report reflects XX total Xs with X (REDACTED) (REDACTED)s shown on the report. The (REDACTED) has (REDACTED) dating back to XX/XXXX. X.XX (REDACTED) (REDACTED) in addition to the XXX,XXX.XX received in Xback at closing. DSCR is X.XX

Reviewer Comment (2022-03-04): per client comment - The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau report. The report reflects XX total Xs with X (REDACTED) (REDACTED)s shown on the report. The (REDACTED) has (REDACTED) dating back to XX/XXXX. X.XX (REDACTED) (REDACTED) in addition to the XXX,XXX.XX received in Xback at closing. DSCR is X.XX

Seller Comment (2022-02-24): The exception presented by the Lender is to allow the X as su(REDACTED)tted at X.XXXXX when the guideline m(REDACTED)imum is (REDACTED) to .XXX. However, the subject transaction is a X refina(REDACTED)e of an (REDACTED) property. The property was (REDACTED) for XX,XXX, most li(REDACTED)ly a distress sale, and according to the appli(REDACTED)tion, improvements of approximately XXXX,XXX were added. The appraisal comments support the extensive renovation of the property. On page one of the appraisal the comment was that the subject has insulated windows, doors, ceiling fans, a covered porch, chain link fe(REDACTED)e. The subject is considered to be in very good condition si(REDACTED)e it has been (REDACTED)letely renovated in the past year. The overall merits of the file support that consideration of an exception to allow the X as su(REDACTED)tted appear reasonable. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau report. The report reflects XX total Xs with X (REDACTED) (REDACTED)s shown on the report. The (REDACTED) has (REDACTED) dating back to XX/XXXX.  The file contained assets with F(REDACTED)t (REDACTED) (REDACTED) in the amount of XX,XXX.XX divided by XXXX.XX (REDACTED) resulting in X.XX (REDACTED) (REDACTED) in addition to the XXX,XXX.XX received in Xback at closing. For these reasons, the X exception appears reasonable.

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of  exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			C	A			No
216438779	(Redacted)			24376194			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed (REDACTED)X for the (REDACTED) (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points.
We have (REDACTED) letter in file doc. The compensating factors for the (REDACTED) are:  the (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with a total of XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED). The (REDACTED) reflected XXX (REDACTED) (REDACTED) (REDACTED) made successfully. The (REDACTED) had (REDACTED) that dated back to XX/XXXX. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and X years (REDACTED).  Additionally, the (REDACTED)'s application reflects he is an (REDACTED) with the (REDACTED) and has been on (REDACTED) job for XX years and in the (REDACTED) for XX. In addition to (REDACTED) (REDACTED) holdings and (REDACTED), (REDACTED) monthly (REDACTED) according to the application is approximately an(REDACTED) XXX,XXX per month from (REDACTED) source. (REDACTED) X.XX, monthly (REDACTED) post (REDACTED) out of XXX.XX months, (REDACTED) XXX. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-02-17): We (REDACTED) (REDACTED) letter in file doc. Client elects to downgrade and waive.

Reviewer Comment (2022-01-18): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waived.

Reviewer Comment (2022-01-18): Cleared by (REDACTED)sta(REDACTED).

Reviewer Comment (2022-01-18): (REDACTED) document associated. Exception cleared

Seller Comment (2022-01-13): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438779	(Redacted)			24376199			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided
Reviewer Comment (2022-02-15): Exception cleared.

Seller Comment (2022-02-15): uploaded both the articles of organization and the consent of members, please remove the exception, thank you

Seller Comment (2022-01-28): Pending additional documentation

Reviewer Comment (2022-01-21): Articles of Organization/Formation provided in trailing docs are for (REDACTED) (REDACTED) our borrowing X is PRNS Holding (REDACTED). Exception remains.

Seller Comment (2022-01-20): The Certifi(REDACTED)te of Formation and subsequent filing document (REDACTED) been uploaded for your review and consideration. This should meet the requirements and if you agree, please remove the exception. Thank you for all your work on this file. (REDACTED)

Reviewer Comment (2022-01-18): Reviewed trailing doc and Operating agreement will not suffice Articles of Organization/Formation, need Filling with state for business/Organization. Exception remains.

Seller Comment (2022-01-13): The action by members document is sufficient to meet requirements for the articles of organization or formation. A copy has been uploaded for your review and consideration. Please remove this exception item.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438779	(Redacted)			24750332			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED), used XX,XXX for (REDACTED)(REDACTED) price from appraisal and XXK in (REDACTED) from application - (REDACTED) XXX.XXX%	The representative FICO score exceeds the guideline minimum by at least 40 points.
We have (REDACTED) letter in file doc. The compensating factors for the (REDACTED) are:  the (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with a total of XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED). The (REDACTED) reflected XXX (REDACTED) (REDACTED) (REDACTED) made successfully. The (REDACTED) had (REDACTED) that dated back to XX/XXXX. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and X years (REDACTED).  Additionally, the (REDACTED)'s application reflects he is an (REDACTED) with the (REDACTED) and has been on (REDACTED) job for XX years and in the (REDACTED) for XX. In addition to (REDACTED) (REDACTED) holdings and (REDACTED), (REDACTED) monthly (REDACTED) according to the application is approximately an(REDACTED) XXX,XXX per month from (REDACTED) source. (REDACTED) X.XX, monthly (REDACTED) post (REDACTED) out of XXX.XX months, (REDACTED) XXX. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED)(REDACTED) factors for the (REDACTED) are:  the (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with a total of XX Xs of which X are Xs and X are (REDACTED) Xs. The report reflected XXX X related payments made successfully. The (REDACTED) had (REDACTED) that dated back to XX/XXXX. The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years (REDACTED).  Additionally, the (REDACTED)'s appli(REDACTED)tion reflects he is an (REDACTED) with the (REDACTED) Ad(REDACTED)nistration and has been on his job for XX years and in the industry for XX. In addition to his X (REDACTED) and business, his monthly (REDACTED) according to the appli(REDACTED)tion is approximately another XXX,XXX per month from this source. DSCR X.XX, monthly (REDACTED) post X of XXX.XX months, X XX%. Client elects to downgrade and waive.

Reviewer Comment (2022-02-17): Client to review and approve

Seller Comment (2022-02-16): We believe it is reasonable that an exception was made on this (REDACTED). In addition, (REDACTED)'s (REDACTED)lculation does not i(REDACTED)lude all of the allowa(REDACTED)es pursuant to the Cost Basis Definition of the Underwriting Guidelines. The exception on the (REDACTED) to clear it is that the X is X.XXXXX and according to the guidelines should be (REDACTED) to .XX. The (REDACTED)(REDACTED) factors for the (REDACTED) are:  the (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with a total of XX Xs of which X are Xs and X are (REDACTED) Xs. The report reflected XXX X related payments made successfully. The (REDACTED) had (REDACTED) that dated back to XX/XXXX. The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years (REDACTED).  Additionally, the (REDACTED)'s appli(REDACTED)tion reflects he is an (REDACTED) with the (REDACTED) Ad(REDACTED)nistration and has been on his job for XX years and in the industry for XX. In addition to his X (REDACTED) and business, his monthly (REDACTED) according to the appli(REDACTED)tion is approximately another XXX,XXX per month from this source. DSCR X.XX, monthly (REDACTED) post X of XXX.XX months, X XX%

Seller Comment (2022-02-16): We believe it is reasonable that an exception was made on this (REDACTED). In addition, (REDACTED)'s (REDACTED)lculation does not i(REDACTED)lude all of the allowa(REDACTED)es pursuant to the Cost Basis Definition of the Underwriting Guidelines. The exception on the (REDACTED) to clear it is that the X is X.XXXXX and according to the guidelines should be (REDACTED) to .XX. The (REDACTED)(REDACTED) factors for the (REDACTED) are:  the (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with a total of XX Xs of which X are Xs and X are (REDACTED) Xs. The report reflected XXX X related payments made successfully. The (REDACTED) had (REDACTED) that dated back to XX/XXXX. The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years (REDACTED).  Additionally, the (REDACTED)'s appli(REDACTED)tion reflects he is an (REDACTED) with the (REDACTED) Ad(REDACTED)nistration and has been on his job for XX years and in the industry for XX. In addition to his X (REDACTED) and business, his monthly (REDACTED) according to the appli(REDACTED)tion is approximately another XXX,XXX per month from this source.

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438780	(Redacted)			23952828			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The (REDACTED) is located in xx. Provide a post-(REDACTED) inspection verifying (REDACTED) was no damage from (REDACTED). The inspection must (REDACTED) exterior photos and the (REDACTED) must be re-inspected on or after XX/XX/XXXX (REDACTED)lared end date.				Reviewer Comment (2022-01-27): PDI provided and clear. Buyer Comment (2022-01-25): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438780	(Redacted)			24040926			Credit	Credit	Credit Documentation	Credit	OFAC was not provided and is required.		An (REDACTED) check for (REDACTED) (REDACTED) dated within XX days of note date (XX/XX/XXXX) was not provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-02-01): (REDACTED) to review and approve the post note (REDACTED) for the borrowing X. (DXXXX)

Seller Comment (2022-01-27): Also the background check is within the XX day window so this should not be sited either - its within XX days

Seller Comment (2022-01-27): To Clarify so there is no confusion for (REDACTED). The (REDACTED) Underwriting Team is correct that the (REDACTED) for the (REDACTED) is i(REDACTED)luded in the background check provided to (REDACTED) and in the file. There should be no exception for the (REDACTED). (REDACTED) states in a prior comment that even if i(REDACTED)luded in the background check that  "As per deal notes we need (REDACTED) as separate document for both (REDACTED) and X" this is not correct and is very clear in the guidelines, the (REDACTED) (REDACTED)n absolutely be i(REDACTED)luded in the background check li(REDACTED) it is for the (REDACTED) on this (REDACTED), Today X/XX/XXXX the (REDACTED) for the (REDACTED) was uploaded - the initial document provided was not run correctly and it has now been corrected and provided please clear the exception.

Seller Comment (2022-01-27): Detailed search from (REDACTED) provided.

Reviewer Comment (2022-01-25): (REDACTED) requires the govt., detailed search for the borrower and (REDACTED). All (REDACTED)s in the file reflect "all". provide detailed search from (REDACTED). Exception Remains.

Seller Comment (2022-01-24): Background/(REDACTED) check only required on borrowing X if an individual, per guidelines.  Background check for (REDACTED), with (REDACTED) i(REDACTED)luded, already in file.

Reviewer Comment (2022-01-18): As per deal notes we need (REDACTED) as an separate document for both (REDACTED) and X and the same is (REDACTED)ssing on file. Also the background check report is for the (REDACTED) and not for X. He(REDACTED)e we need (REDACTED) for X as the provided (REDACTED) in file reflects ALL which is not acceptable. Exception Remains.

Seller Comment (2022-01-12): Please remove due to background check provided

Reviewer Comment (2022-01-12): (REDACTED) Sear Result is still (REDACTED)ssing in the file. Please provide (REDACTED) Search result. Exception remains.

Seller Comment (2022-01-11): The Background check for the (REDACTED) outlines (REDACTED) search showing no listing (See action items listing) and additionally, JR Century (REDACTED) has (REDACTED) affiliation and providing a (REDACTED). Please clear this item.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438780	(Redacted)			24250360			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) form, per guides.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) is dated after Note date, client elects to downgrade and waive.	Owner Owner Aggregator,Owner
Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.

Seller Comment (2022-01-18): The exception should be cleared based on the opinion from regulatory counsel mentioned in the previous message from (REDACTED). Please es(REDACTED)late the item to leadership as there (REDACTED) been discussions ongoing about the (REDACTED) opinion. Thank you so much! (REDACTED)

Reviewer Comment (2022-01-18): Cleared by (REDACTED)sta(REDACTED).

Reviewer Comment (2022-01-13): Received Employee identifi(REDACTED)tion number (REDACTED) document he(REDACTED)e exception is cleared.

Seller Comment (2022-01-11): The Executed W-X - (REDACTED), Regulatory Counsel at (REDACTED)s (REDACTED) advised that the (REDACTED) Government Printout is a better evide(REDACTED)e than an executed w-X. Please find attached the (REDACTED) printout for your review and consideration. Please Clear this item.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438783	(Redacted)			23950817			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) is missing.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.

Seller Comment (2022-01-18): Please es(REDACTED)late this item to (REDACTED)agement as there (REDACTED) been numerous discussions after the regulatory counsel provided an opinion regarding the validity of the (REDACTED) letter and (REDACTED) and the deter(REDACTED)nation was made to accept the documentation as presented. Thank you for your time and assista(REDACTED)e in clearing this matter.

Reviewer Comment (2022-01-18): (REDACTED)ssing executed W-X.

Seller Comment (2022-01-12): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438783	(Redacted)			24250428			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Missing the addresses for the REOs the (REDACTED) (REDACTED) out.				Reviewer Comment (2022-01-14): Received Track Record Report he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): The Property (REDACTED)agement (REDACTED) form has been uploaded for your review and consideration. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438784	(Redacted)			23951254			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2022-01-28): Received and associated Final HUD. Exception cleared. Seller Comment (2022-01-26): Final HUD uploaded to file	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438784	(Redacted)			24030092			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Reviewer Comment (2022-01-20): Provide (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") . with the actual names listed. Exception Remains. Seller Comment (2022-01-17): (REDACTED) check is part of Background Check already in file.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438784	(Redacted)			24030095			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) is missing for the borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The qualifying DSCR on the loan is greater than the guideline minimum.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner Owner,Aggregator	Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438784	(Redacted)			24030107			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.		For (REDACTED)(REDACTED) with a (REDACTED) range of XXX + and an expired (REDACTED) for (REDACTED), max (REDACTED) is XX% with a X% TLV deduction.
Reviewer Comment (2022-01-28): HUD provided. Only one debt paid off and received less than XXK back at closing.

Seller Comment (2022-01-26): Final HUD shows borrower received XXXX.XX at closing, which is less than X% of the (REDACTED) amount (XXXX,XXX.XX) and therefore considered a rate and term refina(REDACTED)e.  X is allowed to XX% on rate and term refina(REDACTED)e transactions with XXX+ (REDACTED) (REDACTED). There is no X violation. Further, although the lease for Unit A expired XX/XXXX, language confirms that the lease is (REDACTED)mati(REDACTED)lly renewed on each anniversary date.  Lastly, even if the lease for Unit A was expired without the clause for (REDACTED)matic renewal, guidelines allow X (REDACTED) unit on X-X unit properties for refina(REDACTED)e transactions.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438784	(Redacted)			24801242			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs. Documented cost of improvements, used information from the application.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
The (REDACTED) has (REDACTED) and (REDACTED) from (REDACTED) resources including (REDACTED) ownership of (REDACTED) (REDACTED) for the past XX years. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX units and X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX (REDACTED) (REDACTED) on the (REDACTED) (REDACTED) (REDACTED) of which XX are (REDACTED), XX (REDACTED), X (REDACTED), and X (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX-XXXX. (REDACTED) are XXX successful (REDACTED) (REDACTED) (REDACTED) shown on the (REDACTED). The file contains (REDACTED) with TD (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. (REDACTED) is XX.XX
																Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED) has (REDACTED) and (REDACTED) from other resources i(REDACTED)luding his (REDACTED)ship of (REDACTED) X for the past XX years. The subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs rated on the (REDACTED) bureau report of which XX are X, XX (REDACTED), X edu(REDACTED)tion, and X X Xs. The (REDACTED) has (REDACTED) dating back to XX-XXXX. There are XXX successful X related payments shown on the report. The file contains assets with (REDACTED) (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. X is XX.XX. Client elects to downgrade and waive.

Seller Comment (2022-02-22): The exception presented by the Lender was to allow the X of X.XXXXX when the guideline m(REDACTED)imum X is .XX. The ori(REDACTED)l cost of the property was XXX,XXX plus XXX,XXX in improvements for a total acquisition cost of XXX,XXX. The note amount is XXXX,XXX. XXXX,XXX / XXXX,XXX Is X.XXXXX. The exception request appears reasonable based on the overall (REDACTED) profile of the (REDACTED). The (REDACTED) has (REDACTED) and (REDACTED) from other resources i(REDACTED)luding his (REDACTED)ship of (REDACTED) X for the past XX years. The subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs rated on the (REDACTED) bureau report of which XX are X, XX (REDACTED), X edu(REDACTED)tion, and X X Xs. The (REDACTED) has (REDACTED) dating back to XX-XXXX. There are XXX successful X related payments shown on the report. The file contains assets with (REDACTED) (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. For these reasons, the X varia(REDACTED)e appears reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438785	(Redacted)			24381105			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.						Reviewer Comment (2022-03-14): Received Final Title Policy ,Exception Cleared. Seller Comment (2022-03-11): Final title policy attached Reviewer Comment (2022-02-08): Per seller comment, reviewing. Seller Comment (2022-02-03): reviewed/pending additional documentation	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438785	(Redacted)			24382292			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) (REDACTED) (REDACTED) executed (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) has a qualifying (REDACTED) of XXX. we still maintain a XXX equity (REDACTED) and the property has a X.XX (REDACTED). XX.XX months of (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-18): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438785	(Redacted)			24382367			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided						Reviewer Comment (2022-03-14): Received Closing Protection Letter, Exception Cleared. Seller Comment (2022-03-11): Closing protection letter attached Reviewer Comment (2022-02-08): Per seller comment, reviewing. Seller Comment (2022-02-03): reviewed/pending additional documentation	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438785	(Redacted)			24419586			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For (REDACTED) with a (REDACTED) range of XXX + and less than X years (REDACTED), per (REDACTED) (REDACTED) form, max (REDACTED) is XX% with a X% (REDACTED) deduction to XX%.	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) has a qualifying (REDACTED) of XXX. we still maintain a XXX equity (REDACTED) and the property has a X.XX (REDACTED). XX.XX months of (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-11): (REDACTED) has a qualifying (REDACTED) of XXX. we still maintain a XX% equity cushion and  the property has a X.XX DSCR. XX.XX months of (REDACTED). Client elects to downgrade and waive.

Seller Comment (2022-03-11): We (REDACTED) reviewed the file and we believe an X exception is reasonable. We agree that a new (REDACTED) would generally (REDACTED) a X% X reduction versus an X of XX% li(REDACTED) this (REDACTED). We were comfortable  with this be(REDACTED)use the (REDACTED) has a qualifying (REDACTED) of XXX. we still maintain a XX% equity cushion and  the proeprty has a X.XX DSCR

Reviewer Comment (2022-02-08): per seller comment, reviewing.

Seller Comment (2022-02-03): reviewed/pending

Reviewer Comment (2022-01-20): Your comment pertains to CPL. Exception remains.

Seller Comment (2022-01-18): A closing protection letter is not a requirement of the (REDACTED) guidelines
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438785	(Redacted)			24419647			Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing		No title in file.				Reviewer Comment (2022-03-14): Received Final Title ,Exception Cleared. Seller Comment (2022-03-11): Final title policy attached Reviewer Comment (2022-02-04): Require Title document if already provided a(REDACTED) document please provide the document number. However exception remain. Seller Comment (2022-02-03): Dupli(REDACTED)tive exception regarding title information. Guidelines require either a title (REDACTED) or final title policy outlining the transaction parameters. Please remove one of these exception items. Additional documentation has been requested/	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438785	(Redacted)			24737647			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) costs.	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) has a qualifying (REDACTED) of XXX. we still maintain a XXX equity (REDACTED) and the property has a X.XX (REDACTED). XX.XX months of (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-11): (REDACTED) has a qualifying (REDACTED) of XXX. we still maintain a XX% equity cushion and  the property has a X.XX DSCR. XX.XX months of (REDACTED). Client elects to downgrade and waive.

Reviewer Comment (2022-03-11): XX/XX/XXXX Client to review and approve (REDACTED) factors to waive.

Seller Comment (2022-03-11): This (REDACTED) was ori(REDACTED)lly underwritten to Per(REDACTED) Guidelines that did not require the additional X cost documentation -  a review of the appraisal shows that the property has been recently upgraded - new (REDACTED)chen (REDACTED)binets and counterto(REDACTED), paint, flooring etc - while we do not (REDACTED) the receipts to substantiate this costs we believe it is reasonable to provide an exception based on our visual inspection. (REDACTED)(REDACTED) factors XXX qualifying (REDACTED) and a X.XX DSCR

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Reviewer Comment (2022-02-10): Per appraisal subject was (REDACTED) on XX/XX/XXXX for XXX,XXX.XX, ((REDACTED)sh-out X where the acquisition of underlying property is within XX months will be (REDACTED)pped at +X% from X (REDACTED)p), current X XXX.XXX%
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438786	(Redacted)			23936995			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Flood Certificate Error: Certificate Number was not provided.
Reviewer Comment (2022-02-28): Received Flood certifi(REDACTED)te he(REDACTED)e Exception cleared.

Seller Comment (2022-02-24): Please see uploaded flood cert with appropriate information, please clear exception.

Reviewer Comment (2022-02-23): (REDACTED) requires a Cert # or Order #, which is not reflected on the Flood Cert also the section F is not blank, not acceptable. Exception remains.

Seller Comment (2022-02-22): Box number X and X are not required inputs for the flood deter(REDACTED)nation notice and are for the convenie(REDACTED)e of the Lender only. You will note that the collateral description of the subject property is clearly outlines as well as the Flood Insura(REDACTED)e availability, etc. . If you will notice the NFIP Community Number, name and (REDACTED) X are visible. there is no other documentation required to meet requirements. Please remove the exception. Thank you.

Reviewer Comment (2022-01-21): Cert number on uploaded document not provided.

Seller Comment (2022-01-19): The file contains a (REDACTED)leted Flood Cert - please provide additional information on the nature of the deficie(REDACTED)y claimed.
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438786	(Redacted)			23938699			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided						Reviewer Comment (2022-01-21): Provided Seller Comment (2022-01-19): Although not required by the (REDACTED) guidelines, a closing protection letter was contained in the (REDACTED) file. Seller Comment (2022-01-19): The file contains a (REDACTED)leted Flood Cert - please provide additional information on the nature of the deficie(REDACTED)y claimed.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438786	(Redacted)			24250547			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided						Reviewer Comment (2022-02-15): Articles of Organization/Formation was provided as required Seller Comment (2022-02-14): Articles for (REDACTED) (REDACTED) lo(REDACTED)ted and attached. Reviewer Comment (2022-02-10): Articles of Organization/Formation in file is not for borrowing X.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438786	(Redacted)			24250553			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Missing the addresses for the REOs the (REDACTED) (REDACTED) out.				Reviewer Comment (2022-01-21): Track record reflects Xrd property (REDACTED)agement. Seller Comment (2022-01-19): The subject property is to be Xrd party (REDACTED)aged, a track record report on the Borrowing X is not required. Seller Comment (2022-01-19): Although not required by the (REDACTED) guidelines, a closing protection letter was contained in the (REDACTED) file.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438786	(Redacted)			24250587			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) form, per guides.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade. Seller Comment (2022-01-19): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438787	(Redacted)			24380125			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Missing the addresses for the REOs the the (REDACTED) (REDACTED) out.				Reviewer Comment (2022-01-20): Track record reflects Xrd party (REDACTED)aged. Seller Comment (2022-01-18): The Property (REDACTED)agement (REDACTED) form was (REDACTED)leted to show the subject property would be (REDACTED)aged by a (REDACTED)-party property (REDACTED)agement firm. The properties owned would need to be listed on the (REDACTED)(REDACTED)aged section if the subject property were to be (REDACTED)(REDACTED)aged. In this insta(REDACTED)e, si(REDACTED)e we (REDACTED) the (REDACTED) documented, this is sufficient and the exception should be cleared. Thank you.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216438787	(Redacted)			24420329			Credit	Guideline	Guideline Issue	Guideline	Ineligible Property Type per the guidelines.		Per guides, a (REDACTED)ufactured home is not an eligible (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) is dated after Note date and we have (REDACTED) letter in file doc ID XXXX. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which XX is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XXX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which zero (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back XX/XX.  Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX units and XX years of (REDACTED). (REDACTED) of X.XX. (REDACTED) is X.XX, borrower has XX.XX months of (REDACTED), has a XXX (REDACTED) and is an (REDACTED) (REDACTED). On a (REDACTED). XXX (REDACTED) and a (REDACTED) of X.XX with XX.XX months of (REDACTED).. Client elects to downgrade and waive.

(REDACTED) is X.XX, borrower has XX.XX months of (REDACTED), has a XXX (REDACTED) and is an (REDACTED) (REDACTED). On a (REDACTED). XXX (REDACTED) and a (REDACTED) of X.XX with XX.XX months of (REDACTED).
																Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-03-31): On a per(REDACTED)ent foundation. XXX (REDACTED) and a DSCR of X.XX with XX.XX months of (REDACTED).. Client elects to downgrade and waive. Seller Comment (2022-03-18): This is a (REDACTED)ufactured home but it is on a per(REDACTED)ent foundation. We believe an exception to be reaosnable based on a XXX (REDACTED) and a DSCR of X.XX with verified (REDACTED). Reviewer Comment (2022-03-15): Reviewed with no additional comment. Seller Comment (2022-03-14): reviewed Seller Comment (2022-01-31): reviewed/pending			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216438787	(Redacted)			24420354			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		(REDACTED) and (REDACTED) of public record on appraisal do match the (REDACTED) or (REDACTED) on the (REDACTED). (REDACTED) is (REDACTED).
Reviewer Comment (2022-03-31): Exception cleared, deed in file was recorded after the appraisal inspection transferring (REDACTED)ship to our borrowing X.

Seller Comment (2022-03-18): The appraisal reflects (REDACTED) as title Holder and this is a REFI so we should see (REDACTED) (REDACTED) - we (REDACTED) requested an amended appraisal and also a final title policy from (REDACTED) and await same

Reviewer Comment (2022-03-16): XX/XX/XXXX The issue with the appraisal is the (REDACTED) of public record is (REDACTED) (REDACTED). Per previous comments (and appraisal comments indi(REDACTED)ting property last sold XX/XX/XXXX), property was transferred in XXXX. (REDACTED) of Public Record for a refina(REDACTED)e should be the (REDACTED) or borrowing X. Please provide copy of revised appraisal. Exception remains.

Seller Comment (2022-03-15): Please note that name of Appraisal is (REDACTED)s (REDACTED) and on Note (REDACTED) (REDACTED) please clear as it is apparent this is one and the same borrower

Seller Comment (2022-03-14): reviewed

Seller Comment (2022-01-31): reviewed/pending

Reviewer Comment (2022-01-20): Appraisal is not corrected. (REDACTED) was transferred on XX-XXXX. Effective date of the appraisal is X-XX-XX.

Seller Comment (2022-01-18): The title (REDACTED) uploaded for your review shows the transfer of (REDACTED)ship from (REDACTED) (REDACTED), (REDACTED) (REDACTED), to (REDACTED), (REDACTED), along with a closing protection letter. Please clear this exception.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216438787	(Redacted)			24420410			Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Appraisal (REDACTED) the subject as (REDACTED). (REDACTED) properties are ineligible.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) is dated after Note date and we have (REDACTED) letter in file doc ID XXXX. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which XX is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XXX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which zero (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back XX/XX.  Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX units and XX years of (REDACTED). (REDACTED) of X.XX. (REDACTED) is X.XX, borrower has XX.XX months of (REDACTED), has a XXX (REDACTED) and is an (REDACTED) (REDACTED). On a (REDACTED). XXX (REDACTED) and a (REDACTED) of X.XX with XX.XX months of (REDACTED).. Client elects to downgrade and waive.

(REDACTED) is X.XX, borrower has XX.XX months of (REDACTED), has a XXX (REDACTED) and is an (REDACTED) (REDACTED). On a (REDACTED). XXX (REDACTED) and a (REDACTED) of X.XX with XX.XX months of (REDACTED).
																Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-31): DSCR of X.XX. DSCR is X.XX, borrower has XX.XX months of (REDACTED), has a XXX (REDACTED) and is an (REDACTED)d X. Client elects to downgrade and waive.

Reviewer Comment (2022-03-16): CFPB ad(REDACTED)ess it is not a rural or underserved area safe harbor designation on page X. Page X states "This tool is maintained by CFPB to help (REDACTED)ors deter(REDACTED)ne which properties lo(REDACTED)ted in a :rural" or "underserved" area defined in XX CFR XXXX.XX(b)(X)(iv)(A) and (B). A (REDACTED) (REDACTED) rely on this tool to provide a safe harbor deter(REDACTED)nation that a property is lo(REDACTED)ted in a rural or underserved. However, the tool is not appli(REDACTED)ble to the exemption from XXXX.XX(c)(X) requirement for an additional appraisal, which is based on "rural county" and "not "rural area. We do not (REDACTED) (REDACTED) designation of safe harbor on DSCR (REDACTED). Exception remains.

Seller Comment (2022-03-14): The property is not considered "rural" per the CFPB tool used to identify Rural and Underserved properties.

Seller Comment (2022-01-31): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216438787	(Redacted)			24420924			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
(REDACTED) is dated after Note date and we have (REDACTED) letter in file doc ID XXXX. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which XX is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XXX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which zero (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back XX/XX.  Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX units and XX years of (REDACTED). (REDACTED) of X.XX. (REDACTED) is X.XX, borrower has XX.XX months of (REDACTED), has a XXX (REDACTED) and is an (REDACTED) (REDACTED). On a (REDACTED). XXX (REDACTED) and a (REDACTED) of X.XX with XX.XX months of (REDACTED).. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-02-02): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received (REDACTED) for business X on X/XX/XXXX however, per lender guideline (REDACTED) check - No more than XX days from the note date. So, the document provided is not acceptable. Please provide the (REDACTED) document which fa(REDACTED) within the lender guideline. Exception remains.

Seller Comment (2022-01-27): Detailed (REDACTED) search provided.

Reviewer Comment (2022-01-20): (REDACTED) requires the govt., detailed search for the borrower and (REDACTED). All (REDACTED)s in the file reflect "all". provide detailed search from (REDACTED).

Seller Comment (2022-01-18): The (REDACTED) searches and the background report i(REDACTED)luding (REDACTED) search with no listing along with the operating agreement that shows the (REDACTED) as (REDACTED) member of a recently formed (REDACTED) should be sufficient for the file. Please remove this exception.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216438787	(Redacted)			24696352			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
(REDACTED) is dated after Note date and we have (REDACTED) letter in file doc ID XXXX. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which XX is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XXX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which zero (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back XX/XX.  Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX units and XX years of (REDACTED). (REDACTED) of X.XX. (REDACTED) is X.XX, borrower has XX.XX months of (REDACTED), has a XXX (REDACTED) and is an (REDACTED) (REDACTED). On a (REDACTED). XXX (REDACTED) and a (REDACTED) of X.XX with XX.XX months of (REDACTED).. Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-02-02): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216438787	(Redacted)			24696356			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated and added XX.XX.XX - We are missing prior closing (REDACTED) and (REDACTED) is no documentation of any improvements made.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
(REDACTED) is dated after Note date and we have (REDACTED) letter in file doc ID XXXX. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which XX is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XXX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which zero (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back XX/XX.  Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX units and XX years of (REDACTED). (REDACTED) of X.XX. (REDACTED) is X.XX, borrower has XX.XX months of (REDACTED), has a XXX (REDACTED) and is an (REDACTED) (REDACTED). On a (REDACTED). XXX (REDACTED) and a (REDACTED) of X.XX with XX.XX months of (REDACTED).. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-03-16): (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which XX is a X and X is an (REDACTED) (REDACTED). There are XXX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XX.  Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and XX years of (REDACTED). DSCR of X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-16): The (REDACTED)lculated (REDACTED) to cost of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline X should be m(REDACTED)imum .XX. The purpose of the subject transaction is a X refina(REDACTED)e of an (REDACTED) property.  There is no documentation of improvements to reduce the X in this (REDACTED)se. However, an exception could be considered based on the other file attributes. There are (REDACTED) (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which XX is a X and X is an (REDACTED) (REDACTED). There are XXX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XX.  Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and XX years of (REDACTED).

Reviewer Comment (2022-03-16): XX/XX/XXXX Seller reviewing.

Seller Comment (2022-03-14): reviewed

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216438788	(Redacted)			23951694			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) is missing.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waived.	Aggregator,Owner	Reviewer Comment (2022-01-18): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waived. Reviewer Comment (2022-01-18): Cleared by (REDACTED)sta(REDACTED) Reviewer Comment (2022-01-18): (REDACTED) document associated. Exception cleared Seller Comment (2022-01-13): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438788	(Redacted)			24250653			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Short funds for funds to close and (REDACTED). Updated XX.XX.XX (REDACTED) requirement is X months.
Reviewer Comment (2022-02-16): Per client - Confirmed no restriction for using X for (REDACTED) in underwriting guidelines. Exception cleared.

Buyer Comment (2022-02-16): (REDACTED) to re-review. At a (REDACTED)nimum, underwriting guidelines do not restrict use of X proceeds for (REDACTED), those do not seem to be considered in a (REDACTED)lculation of X.XX.

Seller Comment (2022-02-16): The Xto borrower on the Prelim HUD was listed at XXX,XXX.XX, even after closing costs, that would be about XXX,XXX.XX to the borrower, which XX% of that would be XX,XXX.XX, the liquidity requirement was XXXX.XX*X = XX,XXX.XX. The final HUD showed a slightly different econo(REDACTED)cs breakdown, with the borrower getting less (REDACTED) close, but as that Xto close of XXX,XXX.XX i(REDACTED)luded the closing costs, we ta(REDACTED) XX% of that and we are still over the requirement with XX,XXX.XX. This (REDACTED) meets the underwriting guidelines for (REDACTED). (REDACTED) added this exception X months after the initial (REDACTED)s review on X/XX even though we (REDACTED) explained this allowa(REDACTED)e in the guidelines. The (REDACTED) report shows a total of XX Xs of which there are X X, X (REDACTED) (REDACTED)s, XX edu(REDACTED)tion (REDACTED)s. There was a total of XXX successful X payments made according to the report.  The property (REDACTED)agement (REDACTED) form outlines that the subject property will be (REDACTED)aged by a (REDACTED) firm with XX+ units and X years of (REDACTED).

Reviewer Comment (2022-02-11): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) months (REDACTED) of X.XX is less than Guideline (REDACTED) months (REDACTED) of X.XX.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438788	(Redacted)			24756064			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - (REDACTED)(REDACTED) home per the appraisal on XX/XX/XXXX for XXX,XXX.XX, current (REDACTED) is XXX.XXX% and max is XX% (Cash-out (REDACTED) w(REDACTED) the acquisition of underlying (REDACTED) is within XX months will be capped at +X% from (REDACTED) cap).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	A review of the file indicates that a total of XX (REDACTED) of which (REDACTED) are X (REDACTED), X (REDACTED) (REDACTED), XX (REDACTED) (REDACTED). (REDACTED) was a total of XXX successful (REDACTED) (REDACTED) made according to the (REDACTED). The property (REDACTED) (REDACTED) form outlines that the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX+ units and X years of (REDACTED). (REDACTED) is XX. (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waived.	Aggregator,Owner
Reviewer Comment (2022-02-24): A review of the file indi(REDACTED)tes that a total of XX Xs of which there are X X, X (REDACTED) (REDACTED)s, XX edu(REDACTED)tion (REDACTED)s. There was a total of XXX successful X payments made according to the report.  The property (REDACTED)agement (REDACTED) form outlines that the subject property will be (REDACTED)aged by a (REDACTED) firm with XX+ units and X years of (REDACTED). X is XX. Client elects to downgrade and waive.

Reviewer Comment (2022-02-16): Client to review sellers (REDACTED)(REDACTED) factors and approve.

Seller Comment (2022-02-16): The following are the (REDACTED)(REDACTED) factors for the X (REDACTED)g outside of the guidelines allowa(REDACTED)e. This (REDACTED) was initially ori(REDACTED)ted to (REDACTED)(REDACTED) guidelines which did not i(REDACTED)lude this test. A review of the file indi(REDACTED)tes that a total of XX Xs of which there are X X, X (REDACTED) (REDACTED)s, XX edu(REDACTED)tion (REDACTED)s. There was a total of XXX successful X payments made according to the report.  The property (REDACTED)agement (REDACTED) form outlines that the subject property will be (REDACTED)aged by a (REDACTED) firm with XX+ units and X years of (REDACTED). We do not believe this adds additional material risk based on the profile.

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438788	(Redacted)			24756072			Credit	Collateral	Missing/Incorrect	Collateral	Missing document: Lease on leasehold property is not in file		Updated/added XX.XX.XX - Good and (REDACTED) (REDACTED) lien and fee simple lender's title (REDACTED) policy free and clear of any liens and encumbrances in the amount of the maximum (REDACTED) from a US (REDACTED) title insurer which satisfies the financial ratings guidelines in the Fannie Mae Sellers Guide.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waived.

A review of the file indicates that a total of XX (REDACTED) of which (REDACTED) are X (REDACTED), X (REDACTED) (REDACTED), XX (REDACTED) (REDACTED). (REDACTED) was a total of XXX successful (REDACTED) (REDACTED) made according to the (REDACTED).  The property (REDACTED) (REDACTED) form outlines that the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX+ units and X years of (REDACTED). (REDACTED) is XX. (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waived.
																Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-04-04): DSCR is X.XX, XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waived.

Reviewer Comment (2022-03-15): XX/XX/XXXX Client to review and approve (REDACTED) factors to waive. Leasehold property - ground lease provided Doc ID DXXXX.

Seller Comment (2022-03-15): This property is subject to a leasehold - the lease document has been uploaded as of X/XX/XXX and tracks passed the duration of the subject (REDACTED). The X is XX% providing XX% equity with a DSCR of X.XX - we believe it is reasonable to accept the lease hold.

Seller Comment (2022-03-10): This property is subject to a leasehold - the lease document has been uploaded as of X/XX/XXX and tracks passed the duration of the subject (REDACTED). The X is XX% providing XX% equity with a DSCR of X.XX - we believe it is reasonable to accept the lease hold.

Seller Comment (2022-03-10): (REDACTED)ssing Lease Hold Document attached. The property is subject to a leasehold and as per the attached and the title (REDACTED)

Reviewer Comment (2022-02-16): Tittle (REDACTED) reflects this is "Leasehold", per guidelines: Title Insura(REDACTED)e Requirements (also see Appendix A): Good and mar(REDACTED)table Xst lien and fee simple lender's title insura(REDACTED)e policy free and clear of a(REDACTED) liens and e(REDACTED)umbra(REDACTED)es in the amount of the m(REDACTED)imum (REDACTED) from a US do(REDACTED)ciled title insurer which satisfies the (REDACTED) ratings guidelines in the (REDACTED) Sellers Guide. Exception remains.

Seller Comment (2022-02-15): Please see copy of lease agreement in your file, you will notice on page X where it states, Month to month verbiage. Please remove the exception.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438789	(Redacted)			24383810			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing fully executed (REDACTED)'s for borrowing (REDACTED).	Borrower has owned the subject property for at least 5 years.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade. Seller Comment (2022-01-19): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438789	(Redacted)			24423098			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Missing renewals for units #X, X, X. They are expired.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is X.XX vs minimum of X.XX	Owner Owner,Aggregator
Reviewer Comment (2022-03-01): Client waived using (REDACTED)(REDACTED) factors.

Reviewer Comment (2022-03-01): per client comment - The subject properties will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs of which X are X, X are X. The (REDACTED)'s (REDACTED) dates back to XX/XXXX. The report reflects XXX X related payments made, all as agreed. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX that when divided by the (REDACTED) of XX,XXX.XX or XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX, which Xs for va(REDACTED)(REDACTED)ies.

Seller Comment (2022-02-25): The exception presented by the Lender is to allow the leases as su(REDACTED)tted. There are four (X) units within the subject transaction and all are leased according to the documentation in the (REDACTED) file.
The leases provided are sufficient to show (REDACTED) (REDACTED).  Although the lease on unit one has an initial exp(REDACTED)tion of X/XX/XXXX it contains no language requiring surrender of the unit at exp(REDACTED)tion; under (REDACTED) law leases (REDACTED)mati(REDACTED)lly roll to a month-to-month basis.  The lease on unit X has not expired.  The lease on unit X is a month to month lease.  The initial exp(REDACTED)tion of the lease on unit X was after the closing date; as with unit X it will roll to a month to month basis under (REDACTED) law.   The landlord has provided proof that rents are currently (REDACTED)g paid.
Consideration of an exception to allow the leases as presented appears reasonable based on the overall merits of the file. The subject properties will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs of which X are X, X are X. The (REDACTED)'s (REDACTED) dates back to XX/XXXX. The report reflects XXX X related payments made, all as agreed. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX that when divided by the (REDACTED) of XX,XXX.XX or XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. For these reasons, consideration of an exception appears reasonable.

Reviewer Comment (2022-02-17): XX/XX/XXXX - Based on the following comment, lease X and X are acceptable. The response from client ad(REDACTED)esses lease X (which is not in question). The remaining issues for leases X & X are outstanding: #X - Per guides, Leases must (REDACTED) an initial term of at least XX months The lease must also (REDACTED) at least three-month remaining term at the time of ori(REDACTED)tion. NO language of M-T-M.
***
#X - Month-to-month leases are per(REDACTED)tted if the month to month tena(REDACTED)y is following a XX months period from initial lease term start date. OR with proof of rent collection for at least X consecutive months and a X.XXx i(REDACTED)rease in
DSCR and a X% reduction in X. No initial lease term, only M-T-M term and no X mo. proof of receipt.. **********
#X - Exception is for units X, X, X. Agreed, Unit X is NOT expired. #X - Agreed, Unit X is M-T-M, MEETS GUIDES.

Seller Comment (2022-02-15): Lease has not expired Agreement expires XX/XX/XXXX look on page XXX in Clarity

Reviewer Comment (2022-01-21): #X - Per guides, Leases must (REDACTED) an initial term of at least XX months The lease must also (REDACTED) at least three-month remaining term at the time of ori(REDACTED)tion. NO language of M-T-M.
#X - Exception is for units X, X, X. Agreed, not expired.
#X - Month-to-month leases are per(REDACTED)tted if the month to month tena(REDACTED)y is following a XX months period from initial lease term start date. OR with proof of rent collection for at least X consecutive months and a X.XXx i(REDACTED)rease in
DSCR and a X% reduction in X. No initial lease term, only M-T-M term and no X mo. proof of receipt..
#X - Agreed, M-T-M, meets guides.

Seller Comment (2022-01-19): The leases provided are sufficient to show (REDACTED) (REDACTED).  Although the lease on unit one has an initial exp(REDACTED)tion of X/XX/XXXX it contains no language requiring surrender of the unit at exp(REDACTED)tion; under (REDACTED) law leases (REDACTED)mati(REDACTED)lly roll to a month-to-month basis,  The lease on unit X has not expired.  The lease on unit X is a month to month lease.  The initial exp(REDACTED)tion of the lease on unit X was after the closing date; as with unit X it will roll to a month to month basis under (REDACTED) law.   The landlord has provided proof that rents are currently (REDACTED)g paid.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438789	(Redacted)			24423261			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	(REDACTED)(REDACTED) with a (REDACTED) range of XXX-XXX, max (REDACTED) is XX% with a X% deduction due to one unit (REDACTED) was initially month-to-month with no XX-month term. Per guides, Month-to-month (REDACTED) are permitted if the (REDACTED) tenancy is following a XX months period from initial (REDACTED) term start date OR with proof of rent collection for at (REDACTED) X consecutive months and a X.XXx (REDACTED) in (REDACTED) and a X% reduction in (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has owned the subject property for at least 5 years. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs minimum of X.XX	Owner Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-02): Client waives

Seller Comment (2022-02-25): The exception presented by the Lender is to allow the X as presented. The guidelines outline that the m(REDACTED)imum X on the subject transaction, with a (REDACTED) between XXX-XXX is XX%. However, there is a X% reduction due to one unit lease with initial month to month with no XX month term documented prior. In this (REDACTED)se, the subject property unit started as month to month without benefit of documentation to prove the prior lease was indeed a XX-month lease. The subject properties will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs of which X are X, X are X. The (REDACTED)'s (REDACTED) dates back to XX/XXXX. The report reflects XXX X related payments made, all as agreed. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX that when divided by the (REDACTED) of XX,XXX.XX or XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. For these reasons, consideration of an exception appears reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438789	(Redacted)			24801259			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs and documented cost of improvements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has owned the subject property for at least 5 years. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs minimum of X.XX	Owner Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-02): Client waives

Seller Comment (2022-02-25): The exception as presented by the Lender is to allow the X as su(REDACTED)tted for the subject transaction. The subject transaction is a refina(REDACTED)e of an (REDACTED) property. The borrower received no Xback at closing. There are currently liens to BSI (REDACTED) Services for XXXX,XXX.XX and FL Equity (REDACTED) for XXX,XXX.XX. Although the X is higher than the guideline at X.XXXXX than the guideline requirement of .XX, it is apparent there (REDACTED) been updates to the property not necessarily it(REDACTED)zed in the appraisal report. Consideration of an exception to allow the X as presented appear reasonable based on the overall merits of the file. The subject properties will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs of which X are X, X are X. The (REDACTED)'s (REDACTED) dates back to XX/XXXX. The report reflects XXX X related payments made, all as agreed. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX that when divided by the (REDACTED) of XX,XXX.XX or XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. For these reasons, consideration of an exception appears reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438790	(Redacted)			23939247			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) form per guides.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waived. (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-18): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waived. Reviewer Comment (2022-01-18): Cleared by (REDACTED)sta(REDACTED), Reviewer Comment (2022-01-18): Updated (REDACTED) document. Exception cleared Seller Comment (2022-01-13): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438790	(Redacted)			23939256			Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided
Reviewer Comment (2022-02-14): Document Provided, he(REDACTED)e exception cleared.

Seller Comment (2022-02-11): Flood policy with details attached hereto - please clear this condition

Reviewer Comment (2022-01-27): Received document is not legible. Please provide Flood Insura(REDACTED)e Policy for the subject property confir(REDACTED)ng the coverage amount, policy period, pr(REDACTED)um etc. Exception remains.

Seller Comment (2022-01-25): Flood Policy uploaded to file

Reviewer Comment (2022-01-18): The provided Flood insura(REDACTED)e documents explain the Benefits and restrictions of the Insura(REDACTED)e. However, we need the Declaration pages of the Insura(REDACTED)e policy which confirms the policy type, payment type, Coverage amount, Pr(REDACTED)um amount (annual), policy period, etc. Exception remains

Seller Comment (2022-01-13): Flood Insura(REDACTED)e policy uploaded for your review and consideration. Please remove this exception item. Thank you
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438790	(Redacted)			23939360			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) form for (REDACTED) (REDACTED) and for (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waived. (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-03): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-02-02): (REDACTED)ssing only for (REDACTED)(REDACTED)(REDACTED).

Reviewer Comment (2022-01-28): Received (REDACTED) for business X on X/XX/XXXX however, per lender guideline (REDACTED) check - No more than XX days from the note date. So, the document provided is not acceptable. Please provide the (REDACTED) document which fa(REDACTED) within the lender guideline. And also required separate (REDACTED) for (REDACTED) (REDACTED)(REDACTED)(REDACTED). Exception remains.

Seller Comment (2022-01-27): (REDACTED) with actual names provided.

Reviewer Comment (2022-01-20): Provide (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") . with the actual names listed. Exception Remains.

Seller Comment (2022-01-18): The background check for the (REDACTED) specifi(REDACTED)lly mentions business affiliation with the borrowing X, (REDACTED)(REDACTED), and the (REDACTED) listing in the background check i(REDACTED)orporates the business entities affiliated with the (REDACTED). This is sufficient documentation to meet requirements. Please es(REDACTED)late to (REDACTED)agement for consideration to remove the exception.

Reviewer Comment (2022-01-18): Available (REDACTED) shows Type as ALL, which is not acceptable as per deal notes. Exception remains.

Seller Comment (2022-01-13): The (REDACTED) searches as well as a copy of the background report with (REDACTED) search showing no listing has been uploaded for your review and consideration.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438790	(Redacted)			23939437			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For (REDACTED) with a (REDACTED) range of XXX-XXX, max (REDACTED) is XX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record
We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waived. (REDACTED) is dated after Note date, client elects to downgrade and waive.

Client elects to downgrade and waive based on compensating factor of (REDACTED) exceeding guidelines and track record to dating back to XXXX with XX (REDACTED) (REDACTED) and no (REDACTED) (REDACTED). The borrower has owned (REDACTED) property since XXXX (almost X years). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED)  is XXX.  The (REDACTED) (REDACTED) contained XX (REDACTED) of which (REDACTED) were XX (REDACTED) and X (REDACTED) (REDACTED) (REDACTED) on the (REDACTED). The (REDACTED) had (REDACTED) dating back to XX/XX. Additionally, the (REDACTED) reflected XXX successful (REDACTED) (REDACTED) made. (REDACTED) has (REDACTED) of XX.
																Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-02-16): Client elects to downgrade and waive based on (REDACTED)(REDACTED) factor of (REDACTED) exceeding guidelines and track record to dating back to XXXX with XX X Xs and no late payments.

Buyer Comment (2022-02-16): (REDACTED)(REDACTED) factor approved

Seller Comment (2022-02-16): A X% X exception was granted on this (REDACTED).  The transaction is a X refina(REDACTED)e with Xto borrower of XXX,XXX.XX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED)  XXX and appears supported by the information on the (REDACTED) report. The (REDACTED) report contained XX Xs of which there were XX Xs and X X Xs reported on the bureau. The (REDACTED) had (REDACTED) dating back to XX/XX. Additionally, the report reflected XXX successful X payments made. The addition of the X% of X does not look based on this profile to add material risk.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438790	(Redacted)			24696375			Credit	Credit	Credit Documentation	Credit	Background check is missing.		Updated/added XX.XX.XX - Missing for (REDACTED)				Reviewer Comment (2022-02-15): Received background check Seller Comment (2022-02-14): Please find attached the background check for (REDACTED)as requested. Please clear exception. Thank you.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438790	(Redacted)			24696382			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX: We are missing prior closing (REDACTED) and (REDACTED) is no documentation of any improvements made. Current (REDACTED) XXX.XXX%	Borrower's Experience/Track Record
Client elects to downgrade and waive based on compensating factor of (REDACTED) exceeding guidelines and track record to dating back to XXXX with XX (REDACTED) (REDACTED) and no (REDACTED) (REDACTED). The borrower has owned (REDACTED) property since XXXX (almost X years). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED)  is XXX.  The (REDACTED) (REDACTED) contained XX (REDACTED) of which (REDACTED) were XX (REDACTED) and X (REDACTED) (REDACTED) (REDACTED) on the (REDACTED). The (REDACTED) had (REDACTED) dating back to XX/XX. Additionally, the (REDACTED) reflected XXX successful (REDACTED) (REDACTED) made. (REDACTED) has (REDACTED) of XX.
																Owner,Aggregator
Reviewer Comment (2022-02-24): The borrower has owned this property si(REDACTED)e XXXX (almost X years). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED)  is XXX.  The (REDACTED) report contained XX Xs of which there were XX Xs and X X Xs reported on the bureau. The (REDACTED) had (REDACTED) dating back to XX/XX. Additionally, the report reflected XXX successful X payments made. (REDACTED) has X of XX. Client elects to downgrade and waive.

Reviewer Comment (2022-02-16): Client to review and approve.

Seller Comment (2022-02-16): We are comfortable granting an exception to the X requirement test as we do not believe that the X is in fact what is (REDACTED)g (REDACTED)lculated by (REDACTED) as there is no documentation in the file to (REDACTED)lculate it.  This (REDACTED) was ori(REDACTED)lly underwritten to the lenders guidelines and the borrower has owned this property si(REDACTED)e XXXX (almost X years). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED)  is XXX.  The (REDACTED) report contained XX Xs of which there were XX Xs and X X Xs reported on the bureau. The (REDACTED) had (REDACTED) dating back to XX/XX. Additionally, the report reflected XXX successful X payments made. We do not see based on these factors a material change to the risk profile on the (REDACTED).

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438791	(Redacted)			23944077			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.						Reviewer Comment (2022-01-19): We (REDACTED) (REDACTED) statement in file.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438791	(Redacted)			24031101			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the borrowing (REDACTED), (REDACTED) (REDACTED).	Borrower's Experience/Track Record	(REDACTED) is dated after Note date. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX supported by a total of XX (REDACTED) of which X were (REDACTED) and X were (REDACTED) (REDACTED) and X (REDACTED) (REDACTED). (REDACTED) were a total of XXX (REDACTED) (REDACTED) made as agreed on the (REDACTED). All paid as agreed, with (REDACTED) dating back to XX/XXXX.(REDACTED) is X.XX, (REDACTED) is XX. Client elects to downgrade and waive.	Owner,Aggregator
Reviewer Comment (2022-02-03): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Seller Comment (2022-01-31): reviewed/pending

Reviewer Comment (2022-01-28): Received (REDACTED) for business X on X/XX/XXXX however, per lender guideline (REDACTED) check - No more than XX days from the note date. So, the document provided is not acceptable. Please provide the (REDACTED) document which fa(REDACTED) within the lender guideline. Exception remains.

Seller Comment (2022-01-27): (REDACTED) with borrowing X name provided.

Reviewer Comment (2022-01-19): Received (REDACTED) document however required by name for the borrowing X, (REDACTED) (REDACTED) Please provide he(REDACTED)e Exception remains same.

Seller Comment (2022-01-14): The (REDACTED) searches as well as the background check i(REDACTED)luding (REDACTED) listing was uploaded for your consideration. Please remove this exception.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438791	(Redacted)			24031102			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) for the borrowing (REDACTED), (REDACTED) (REDACTED)	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-19): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-14): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438791	(Redacted)			24031119			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).		Borrower's Experience/Track Record	(REDACTED) is dated after Note date. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX supported by a total of XX (REDACTED) of which X were (REDACTED) and X were (REDACTED) (REDACTED) and X (REDACTED) (REDACTED). (REDACTED) were a total of XXX (REDACTED) (REDACTED) made as agreed on the (REDACTED). All paid as agreed, with (REDACTED) dating back to XX/XXXX.(REDACTED) is X.XX, (REDACTED) is XX. Client elects to downgrade and waive.	Owner,Aggregator
Reviewer Comment (2022-02-24): The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX supported by a total of XX Xs of which X were Xs and X were (REDACTED) (REDACTED)s and X edu(REDACTED)tion (REDACTED)s. There were a total of XXX X payments made as agreed on the report. All paid as agreed, with (REDACTED) dating back to XX/XXXX.DSCR is X.XX, X is XX. Client elects to downgrade and waive.

Seller Comment (2022-02-16): The exception requested is to allow a closing funds shortage of XXXX.XX and (REDACTED) for the transaction. Verified funds in the (REDACTED) file XXX,XXX.XX and the Xfrom borrower at closing is XXX,XXX.XX. The transaction requires X months (REDACTED). I would recommend consideration of the exception based on the overall (REDACTED) profile of the file. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX supported by a total of XX Xs of which X were Xs and X were (REDACTED) (REDACTED)s and X edu(REDACTED)tion (REDACTED)s. There were a total of XXX X payments made as agreed on the report. All paid as agreed, with (REDACTED) dating back to XX/XXXX. The (REDACTED) owned and (REDACTED)aged (REDACTED) properties as outlined on the property (REDACTED)agement (REDACTED) form. The (REDACTED), according to the appli(REDACTED)tion had been (REDACTED) for over XX years. We do not believe there is a material risk i(REDACTED)rease based on this profile.

Seller Comment (2022-01-31): reviewed/pending additional documentation
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438793	(Redacted)			24432972			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Missing				Reviewer Comment (2022-01-25): The closing statement was received on X/XX/XXXX. Seller Comment (2022-01-24): The HUD X is attached.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438793	(Redacted)			24435964			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) for (REDACTED) is missing.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438793	(Redacted)			24443960			Credit	Credit	Credit Documentation	Credit	Background check is missing.		Missing for the borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-17): Background check uploaded to file.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438793	(Redacted)			24774923			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Appraisal, (REDACTED)(REDACTED) contract, HOI and (REDACTED) documents (REDACTED) a zip code of XXXXX. Note and (REDACTED) (REDACTED) it as XXXXX.				Reviewer Comment (2022-03-30): APN on the appraisal matches Security instrument, exception cleared. Seller Comment (2022-02-24): emailed (REDACTED) at (REDACTED) (REDACTED) due to the documents issue regarding the zip code. The appraisal, (REDACTED) contract, HOI and other documents reflect a zip of XXXXX and the note and X reflect a zip of XXXXX. As(REDACTED)d for status of resolution	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438795	(Redacted)			23942177			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) is missing for Rhynes (REDACTED) (REDACTED) (REDACTED).				Reviewer Comment (2022-01-13): Received (REDACTED) Employee identifi(REDACTED)tion number document he(REDACTED)e exception is clear. Seller Comment (2022-01-12): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	A	D	A			A	A			No
216438795	(Redacted)			24250748			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Missing the addresses for the REOs the (REDACTED) (REDACTED) out.				Reviewer Comment (2022-01-13): Received track record report he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item. Seller Comment (2022-01-12): The Property (REDACTED)agement (REDACTED) form has been uploaded for your review and consideration. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	A	D	A			A	A			No
216438796	(Redacted)			24389135			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Borrowing (REDACTED) executed (REDACTED) missing.	The (Redacted) ((Redacted)) is greater than the guideline requirement by (Redacted).	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACT(Redacted)XX (REDACTED)(Redacted) (REDACTED),(Redacted) months of (REDACTED), (REDACTED) (REDACT(Redacted)lient elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438796	(Redacted)			24389601			Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	-	(REDACTED), (REDACTED), (REDACTED), (REDACTED) must be paid in full or in satisfactory status and (REDACTED) must provide evidence of (REDACTED) current on payment plan for a minimum of X months prior to the closing of the (REDACTED).	The (Redacted) ((Redacted)) is greater than the guideline requirement by (Redacted). Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACT(Redacted)XX (REDACTED)(Redacted) (REDACTED),(Redacted) months of (REDACTED), (REDACTED) (REDACT(Redacted)lient elects to downgrade and waive. XXX (REDACTED)(Redacted) (REDACTED),(Redacted) months of (REDACTED), (REDACTED) (REDACTED).	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-04-19): Client elects to waive using compensating factors. Reviewer Comment (2022-03-31): Will review docs from seller. Seller Comment (2022-03-18): Background check shows an aggregate of XXX,XXX.XX in outstanding, unpaid (REDACTED)s. Requested evide(REDACTED)e of satisfaction from Seller.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438796	(Redacted)			24392760			Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Rent loss (REDACTED) is not shown.
Reviewer Comment (2022-03-31): Exception cleared.

Seller Comment (2022-03-31): Rent loss is covered by section f(X) Business (REDACTED) of the property insura(REDACTED)e.  The description of operations section of the binder that refers to XX (REDACTED) (REDACTED) specifi(REDACTED)lly refers the reader to this section of the policy (see pages XXX and XXX of the (Redacted) (REDACTED) file).

Seller Comment (2022-03-18): Rent Loss coverage not listed in insura(REDACTED)e binder provided.  Requested evide(REDACTED)e of coverage from Seller.

Seller Comment (2022-03-15): Requested documentation from Seller.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438796	(Redacted)			24392848			Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	-	Valuation address is shown as XX-XX (REDACTED) and Note is shown as XX (REDACTED).				Reviewer Comment (2022-03-30): Note, Security Instrument and Title ad(REDACTED)ess matches. APN on appraisal matched title and Security Instrument. Exception cleared. Seller Comment (2022-03-15): Final Title Policy matches Note and Security Instrument (XX (REDACTED) (REDACTED)). Requested corrected appraisal from Seller	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438796	(Redacted)			24801283			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs. Documented cost of improvements used information from the application.	The (Redacted) ((Redacted)) is greater than the guideline requirement by (Redacted). Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACT(Redacted)XX (REDACTED)(Redacted) (REDACTED),(Redacted) months of (REDACTED), (REDACTED) (REDACT(Redacted)lient elects to downgrade and waive. XXX (REDACTED)(Redacted) (REDACTED),(Redacted) months of (REDACTED), (REDACTED) (REDACTED).	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-03-21): XXX (REDACTED), X.XX DSCR, XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive. Seller Comment (2022-03-18): X.XXXXX X exception. XX% rate/term refina(REDACTED)e. (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X(REDACTED) = XX.XX months' (REDACTED) (REDACTED).			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438797	(Redacted)			24385624			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed form (REDACTED)X for the (REDACTED) (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX (REDACTED) (REDACTED) on the (REDACTED) (REDACTED) (REDACTED). Of the XX (REDACTED), X were (REDACTED) and X was an (REDACTED) (REDACTED). The (REDACTED) had (REDACTED) that dated back to XX/XXXX. The (REDACTED) was (REDACTED) in (REDACTED) for the last X years.  The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX units and XX years of (REDACTED). The file contained (REDACTED) with (REDACTED) in the amount of XXX,XXX.XX divided by XX,XXX.XX (REDACTED) resulting in XX.XX (REDACTED) (REDACTED) post-closing. (REDACTED) is XX.XX
																Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-21): (REDACTED) has conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438797	(Redacted)			24424728			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Missing the addresses the (REDACTED) is renting out.				Reviewer Comment (2022-01-21): (REDACTED)aged by (REDACTED), track record in file. Seller Comment (2022-01-21): Per the property (REDACTED)agement forn the property will be Xrd party (REDACTED)aged; no track record report is required.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438797	(Redacted)			24801305			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs. Documented cost of improvements, used information from the application.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX (REDACTED) (REDACTED) on the (REDACTED) (REDACTED) (REDACTED). Of the XX (REDACTED), X were (REDACTED) and X was an (REDACTED) (REDACTED). The (REDACTED) had (REDACTED) that dated back to XX/XXXX. The (REDACTED) was (REDACTED) in (REDACTED) for the last X years.  The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX units and XX years of (REDACTED). The file contained (REDACTED) with (REDACTED) in the amount of XXX,XXX.XX divided by XX,XXX.XX (REDACTED) resulting in XX.XX (REDACTED) (REDACTED) post-closing. (REDACTED) is XX.XX
																Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs reported on the (REDACTED) bureau report. Of the XX Xs, X were (REDACTED) and X was an X X. The (REDACTED) had (REDACTED) that dated back to XX/XXXX. The (REDACTED) was (REDACTED) in X for the last X years.  The subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and XX years of (REDACTED). The file contained assets with (REDACTED) Fargo in the amount of XXX,XXX.XX divided by XX,XXX.XX (REDACTED) resulting in XX.XX (REDACTED) (REDACTED) post-closing. X is XX.XX

Seller Comment (2022-02-22): The exception presented by the Lender is to allow the X as (REDACTED)lculated at X.XXXXX when the guidelines require a m(REDACTED)imum X of .XX. The Ori(REDACTED)l (REDACTED) price of the property, according to the appraisal was XXXX,XXX plus improvements listed on the appli(REDACTED)tion, but not documented, of XXXX,XXX. Although the improvements (REDACTED) not been fully documented, the appraisal outlines that the (REDACTED)chen was remodeled less than one year as well as the bathrooms less than one. The subject was removed after (REDACTED) per appraisal notes. Given the overall merits of the file, the slight i(REDACTED)rease in X appears reasonable. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs reported on the (REDACTED) bureau report. Of the XX Xs, X were (REDACTED) and X was an X X. The (REDACTED) had (REDACTED) that dated back to XX/XXXX. The (REDACTED) was (REDACTED) in X for the last X years.  The subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and XX years of (REDACTED). The file contained assets with (REDACTED) Fargo in the amount of XXX,XXX.XX divided by XX,XXX.XX (REDACTED) resulting in XX.XX (REDACTED) (REDACTED) post-closing. For these reasons, the i(REDACTED)rease in X appears reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438798	(Redacted)			24386894			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed (REDACTED)X for the (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. Over XX months vs X.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438798	(Redacted)			24387892			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	(REDACTED)(REDACTED) with a (REDACTED) (REDACTED) range of XXX-XXX, max (REDACTED) is XX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. Over XX months vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by XX Xs of which X are Xs, X are (REDACTED) (REDACTED)s, XX are edu(REDACTED)tion, and X are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-03-04): Per client comment - The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by XX Xs of which X are Xs, X are (REDACTED) (REDACTED)s, XX are edu(REDACTED)tion, and X are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Seller Comment (2022-02-25): The exception presented by the Lender is to allow a (REDACTED) to value exception of X%. The subject transaction is a X refina(REDACTED)e of an (REDACTED) property with a (REDACTED) in the XXX-XXX range. The m(REDACTED)imum X for this transaction should be XX%. The (REDACTED) was su(REDACTED)tted as a XX% X. Consideration of an exception appears reasonable based on the overall merits of the file. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by XX Xs of which X are Xs, X are (REDACTED) (REDACTED)s, XX are edu(REDACTED)tion, and X are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The assets for (REDACTED) are XXX,XXX.XX and when divided by the (REDACTED) of XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. For these reasons, consideration of an exception is reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438798	(Redacted)			24801323			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs and documented cost of improvements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. Over XX months vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by XX Xs of which X are Xs, X are (REDACTED) (REDACTED)s, XX are edu(REDACTED)tion, and X are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-03-04): Per client comment - The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by XX Xs of which X are Xs, X are (REDACTED) (REDACTED)s, XX are edu(REDACTED)tion, and X are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Seller Comment (2022-02-25): The exception presented by the Lender is to allow the (REDACTED)lculated X as su(REDACTED)tted on the (REDACTED) at .XXXXX when the guideline m(REDACTED)imum X is .XX. The consideration of an exception is reasonable based on the overall merits of the (REDACTED) file.  The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by XX Xs of which X are Xs, X are (REDACTED) (REDACTED)s, XX are edu(REDACTED)tion, and X are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The assets for (REDACTED) are XXX,XXX.XX and when divided by the (REDACTED) of XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. For these reasons, consideration of an exception is reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438799	(Redacted)			23944136			Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Note and security instrument document the city as "(REDACTED) (REDACTED)" and (REDACTED) document the city as "(REDACTED)"				Reviewer Comment (2022-01-18): Ad(REDACTED)ess & zip-code matches. Seller Comment (2022-01-13): The City of (REDACTED) has a total area of XXX sq (REDACTED)les and i(REDACTED)ludes ma(REDACTED) disti(REDACTED)t areas and neighborhoods, use of the neighborhood name in the mailing ad(REDACTED)ess is a common practice. There is no material discrepa(REDACTED)y in the identifi(REDACTED)tion of the property. (REDACTED) is not a separate City.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438799	(Redacted)			23944137			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Note and security instrument document the city as "(REDACTED) (REDACTED)" and (REDACTED) document the city as "(REDACTED)".				Reviewer Comment (2022-01-21): Exception cleared. Seller Comment (2022-01-20): As noted in the Valuation response, "(REDACTED)" is a part of the city of (REDACTED). There is no error or discrepa(REDACTED)y.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438799	(Redacted)			23944138			Credit	Fix and Flip	General	Fix and Flip	Missing Document: Spousal Consent not provided.	-
Reviewer Comment (2022-02-24): Per client - Per (REDACTED)s fee(REDACTED)ck. (REDACTED) is on joint X to show (REDACTED)'s liquidity, nothing related to the (REDACTED).

Reviewer Comment (2022-01-21): Client to review and approve.

Seller Comment (2022-01-20): Property was previously held as a (REDACTED) (REDACTED), (REDACTED) and separate, no (REDACTED) consent is required.

Reviewer Comment (2022-01-18): Required document not provided.

Seller Comment (2022-01-13): The nature of the exception is not clear.  The borrowing X is an (REDACTED), so no (REDACTED) consent is required.    If the exception refers to the joint (REDACTED) X, no (REDACTED) consent is required.  All (REDACTED)s of a joint X (REDACTED) full access to the funds u(REDACTED)ss the titling on the X specifies other wise.   Please provide additional clarifi(REDACTED)tion on the nature of the exception or clear it.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438799	(Redacted)			24039073			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED) is missing.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-13): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438799	(Redacted)			24250786			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.						Reviewer Comment (2022-01-18): Exception cleared. Seller Comment (2022-01-13): Personal funds of the (REDACTED) (REDACTED)n be used to meet reserve requirements; the bala(REDACTED)e in the (REDACTED)'s personal X was XXXX,XXX.XX on X/XX/XXXX	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438799	(Redacted)			24801366			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs and documented cost of improvements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
The (REDACTED) is (REDACTED) at (REDACTED) (REDACTED) and has been in that role for X years and X months and in the same (REDACTED) for the last XX years. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with X units and X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears supported by the (REDACTED) (REDACTED) data including XX (REDACTED) (REDACTED) (REDACTED) with XXX successful (REDACTED) (REDACTED) (REDACTED) made. Additionally, the file contains (REDACTED) (REDACTED) (REDACTED) (REDACTED) that total (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX months (REDACTED) post-closing
																Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED) is (REDACTED) at (REDACTED) (REDACTED) and has been in that role for X years and X months and in the same (REDACTED) for the last XX years. The subject property will be (REDACTED)aged by a (REDACTED) firm with X units and X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears supported by the (REDACTED) bureau data i(REDACTED)luding XX rated X Xs with XXX successful X related payments made. Additionally, the file contains (REDACTED) US (REDACTED) Xs that total assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX months (REDACTED) post-closing. Client elects to downgrade and waive.

Seller Comment (2022-02-22): The exception presented by the Lender is to allow the X as (REDACTED)lculated at X.XXXXX when the guideline m(REDACTED)imum requirement is .XX. Although the X exceeds guidelines, the overall merits of the file support consideration of an exception.  The (REDACTED) is (REDACTED) at (REDACTED) (REDACTED) and has been in that role for X years and X months and in the same (REDACTED) for the last XX years. The subject property will be (REDACTED)aged by a (REDACTED) firm with X units and X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears supported by the (REDACTED) bureau data i(REDACTED)luding XX rated X Xs with XXX successful X related payments made. Additionally, the file contains (REDACTED) US (REDACTED) Xs that total assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX months (REDACTED) post-closing. For these reasons, the X varia(REDACTED)e exception appeared reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438800	(Redacted)			23942460			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	per credit, credit is good for XX days.	The qualifying DSCR on the loan is greater than the guideline minimum.	Compensating Factor - (REDACTED) is X.XX, (REDACTED) is XXX, X.XX months of (REDACTED), XX (REDACTED).	Owner,Aggregator	Reviewer Comment (2022-02-23): (REDACTED)(REDACTED) Factors - DSCR is X.XX, (REDACTED) is XXX, X.XX months of (REDACTED), XX X. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438800	(Redacted)			24253749			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) per guides.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438801	(Redacted)			23944034			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) is missing for the borrowing (REDACTED) is missing.	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) XXX vs the minimum of XXX	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438801	(Redacted)			23944039			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date, client elects to downgrade and waive. over XXX months in (REDACTED) vs X.	Aggregator,Owner
Reviewer Comment (2022-02-03): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-02-01): Required (REDACTED) for (REDACTED) also Please provide however exception will remain.

Seller Comment (2022-01-28): Detailed (REDACTED) for borrowing X provided.

Reviewer Comment (2022-01-24): (REDACTED) requires an (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed for borrowing X. Client to review and approve.

Seller Comment (2022-01-21): Background/(REDACTED) check only required on borrowing X if an individual.  Background check for (REDACTED) with (REDACTED) i(REDACTED)luded already in file.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438801	(Redacted)			24253950			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Missing addresses for the REOs the (REDACTED) (REDACTED) out.				Reviewer Comment (2022-03-01): Cleared using background check Seller Comment (2022-02-25): The (REDACTED) has a background report in the (REDACTED) file that outlines numerous deed transfers and (REDACTED)ship of over X properties si(REDACTED)e XXXX. Although the information was not (REDACTED)leted on the property (REDACTED)agement form, as preferred, there is documentation in the file that supports his (REDACTED)agement of X (REDACTED)s si(REDACTED)e XXXX. Please remove the exception. Thank you.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438801	(Redacted)			24699226			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).		The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) XXX vs the minimum of XXX (REDACTED) is dated after Note date, client elects to downgrade and waive. over XXX months in (REDACTED) vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-01): Client elects to waive using (REDACTED)(REDACTED) factors.

Reviewer Comment (2022-03-01): Per client comment - The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by XX Xs listed on the (REDACTED) bureau report. The report contained X X (REDACTED)s.  The file contained assets for (REDACTED) in the amount of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months (REDACTED) (REDACTED) post-closing. The DSCR on the transaction is X.XX. XX X

Seller Comment (2022-02-25): The exception presented by the Lender is to allow the X as su(REDACTED)tted. The subject (REDACTED) transaction is a X refina(REDACTED)e of an (REDACTED) property. Based on the acquisition of the property on XX/XX/XXXX for XXX,XXX, and without scope of work or receipts for improvements made, the X (REDACTED)lculation using the (REDACTED) price of XXX,XXX (REDACTED)nnot be made accurately. It is important to note the appraisal states that the subject property is a XX year old Townhouse style condo(REDACTED)nium that was well constructed and has been maintained in (REDACTED)rage condition over recent years. Recent improvements i(REDACTED)lude the (REDACTED)rpeting, la(REDACTED)nate flooring, and interior painting. Given the improvements, the consideration of an exception to allow the X as presented appears reasonable. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by XX Xs listed on the (REDACTED) bureau report. The report contained X X (REDACTED)s.  The file contained assets for (REDACTED) in the amount of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months (REDACTED) (REDACTED) post-closing. The DSCR on the transaction is X.XX. For these reasons, consideration of an exception appears reasonable.

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Reviewer Comment (2022-02-03): We are (REDACTED)ssing prior closing statements and there is no documentation of a(REDACTED) improvements made. Current X is XXX%.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438803	(Redacted)			24429527			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2022-02-28): Received HUD-X document he(REDACTED)e exception cleared. Seller Comment (2022-02-25): Please find the uploaded settlement statement for your review and consideration. Hope this will clear the exception. Thank you. Reviewer Comment (2022-02-08): Per seller comment, reviewing. Seller Comment (2022-02-03): reviewed/pending	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216438803	(Redacted)			24439071			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	(REDACTED) appears to be a (REDACTED)-time (REDACTED), per (REDACTED) (REDACTED) form and application. a X% deduction for the TLV is part of the FTHB guides.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) is XXX vs XXX.	Aggregator,Owner Owner Owner
Reviewer Comment (2022-03-02): Client waives

Reviewer Comment (2022-03-01): Per client comment - The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau report. The report contains a total of XX Xs of which X are Xs, X are (REDACTED)s, XX are edu(REDACTED)tion and XX are Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets for (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XXXX months (REDACTED) (REDACTED) post-closi

Seller Comment (2022-02-25): The exception presented by the Lender is to allow an X exception of X%. The (REDACTED) appears to be a new property (REDACTED), according to the property (REDACTED)agement (REDACTED) form and appli(REDACTED)tion lo(REDACTED)ted in the (REDACTED) file.  The (REDACTED)lculated (REDACTED) to value of XX% exceeds the guideline m(REDACTED)imum of XX%. Consideration of an exception to allow the X as su(REDACTED)tted appears reasonable based on the overall merits of the (REDACTED) file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau report. The report contains a total of XX Xs of which X are Xs, X are (REDACTED)s, XX are edu(REDACTED)tion and XX are Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets for (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XXXX months (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. For these reasons, consideration of an X exception appears reasonable.

Reviewer Comment (2022-02-08): per seller comment, reviewing.

Seller Comment (2022-02-03): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216438803	(Redacted)			24926746			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).		The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) is XXX vs XXX.	Aggregator,Owner Owner Owner	Reviewer Comment (2022-03-02): Client waives			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216438804	(Redacted)			23939550			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Track record documentation other than application is missing and is required based on guidelines.		Missing addresses for the REOs the (REDACTED) (REDACTED) out.				Reviewer Comment (2022-02-02): Provided Seller Comment (2022-01-31): (REDACTED) properties does not require a list of REO	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438804	(Redacted)			24254538			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) form per guides.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date XX/XXXXXX. Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XXXXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438804	(Redacted)			24254546			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship was not provided	-	not listed on the XXXX.				Reviewer Comment (2022-01-21): Appli(REDACTED)tion provided with (REDACTED)ship provided. Seller Comment (2022-01-19): Guidelines do not require (REDACTED) (REDACTED)rd. Photo ID is required and uploaded to file. Reviewer Comment (2022-01-14): Received XXXX however Borrower: (REDACTED) S(REDACTED)rlett is a Per(REDACTED)ent (REDACTED) however Required Per(REDACTED)ent (REDACTED) (REDACTED)rd for (REDACTED) ship Status please provide he(REDACTED)e Exception remains same. Seller Comment (2022-01-11): XXXX reflecting (REDACTED)ship status uploaded to file.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438804	(Redacted)			24558198			Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Per application, (REDACTED) is a (REDACTED) (REDACTED) with no status documentation provided.				Reviewer Comment (2022-02-01): Received Per(REDACTED)ent resident document he(REDACTED)e exception is cleared. Seller Comment (2022-01-31): Per(REDACTED)ent (REDACTED) (REDACTED)rd uploaded to file.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438804	(Redacted)			24781240			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per the application.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is XXX vs XXX. We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date XX/XXXXXX. Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX. over XXX months vs X.	Aggregator,Owner Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX total Xs i(REDACTED)luding X Xs and X X (REDACTED) X. The (REDACTED) report reflects XX successful X related payments made. The assets documented in the (REDACTED) file, available for (REDACTED) is XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX results in XXX.XXX months (REDACTED) (REDACTED) post-closing.

Reviewer Comment (2022-03-04): Per client comment - The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX total Xs i(REDACTED)luding X Xs and X X (REDACTED) X. The (REDACTED) report reflects XX successful X related payments made. The assets documented in the (REDACTED) file, available for (REDACTED) is XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX results in XXX.XXX months (REDACTED) (REDACTED) post-closing.

Seller Comment (2022-03-02): The exception presented by Lender is to allow the X as (REDACTED)lculated on the subject transaction. I do not agree with the (REDACTED)lculation by (REDACTED). Per (REDACTED), the X is X.XX. According to the appli(REDACTED)tion and appraisal documentation in the (REDACTED) file, the (REDACTED) price was reflected as XXX,XXX plus improvements listed in the amount of XXX,XXX for a total of XXXX,XXX. The note amount is XXXX,XXX divided by XXXX,XXX is X.XXXX. While still above the guideline requirement of .XX. Consideration of an exception, based on the overall profile of the file, appears reasonable. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX total Xs i(REDACTED)luding X Xs and X X (REDACTED) X. The (REDACTED) report reflects XX successful X related payments made. The assets documented in the (REDACTED) file, available for (REDACTED) is XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX results in XXX.XXX months (REDACTED) (REDACTED) post-closing. For these reasons, an exception for the subject transaction appears reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438804	(Redacted)			24781860			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.		Per guides, X months (REDACTED) (REDACTED) within XX days. (REDACTED) (REDACTED) used for (REDACTED) #XXXX only has one month in the file.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is XXX vs XXX. We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date XX/XXXXXX. Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX. over XXX months vs X.	Aggregator,Owner Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX total Xs i(REDACTED)luding X Xs and X X (REDACTED) X. The (REDACTED) report reflects XX successful X related payments made. The assets documented in the (REDACTED) file, available for (REDACTED) is XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX results in XXX.XXX months (REDACTED) (REDACTED) post-closing.

Reviewer Comment (2022-03-04): Per client comment - The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX total Xs i(REDACTED)luding X Xs and X X (REDACTED) X. The (REDACTED) report reflects XX successful X related payments made. The assets documented in the (REDACTED) file, available for (REDACTED) is XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX results in XXX.XXX months (REDACTED) (REDACTED) post-closing.

Seller Comment (2022-03-02): The exception presented by the Lender is to allow the assets as documented for the subject transaction. The (REDACTED) was su(REDACTED)tted with several X statements for the (REDACTED). The (REDACTED) X with XX,XXX.XX has the required (REDACTED) months statements, the (REDACTED) with XXX,XXX.XX has one statement, the (REDACTED) with XXX,XXX.XX has one statement, the (REDACTED) with a face value of XXXX,XXX.XX (XX% would XXX,XXX.XX) has one statement and ETrade with XX,XXX.XX has one statement. The overall assets documented in the (REDACTED) file are adjusted to approximately XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX results in XXX.XXX months of (REDACTED) (REDACTED) post-closing. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX total Xs i(REDACTED)luding X Xs and X X (REDACTED) X. The (REDACTED) report reflects XX successful X related payments made. The DSCR on the transaction is X.XX. For these reasons, consideration of an exception to allow the assets as presented appears reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438805	(Redacted)			24383027			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for both (REDACTED)
Reviewer Comment (2022-02-16): (REDACTED)s provided. (REDACTED) are (REDACTED)s.

Seller Comment (2022-02-15): uploaded background check for both (REDACTED). Please remove the exception.

Seller Comment (2022-02-15): No Background check is required for either (REDACTED) as they are both (REDACTED)nadian (REDACTED)s - please remove the exception

Reviewer Comment (2022-01-18): As per the Guidelines, Background Check is needed within XX days period. Therefore we would request you to please provide a Background check for each (REDACTED) and/or Pri(REDACTED)ipal from Lexis/Nexis or si(REDACTED)lar (REDACTED)arable provider. Exception remains

Seller Comment (2022-01-13): Background check on the borrowing X is not a requirement of the guidelines
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216438805	(Redacted)			24383063			Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	-		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date, client elects to downgrade and waive. Over XX months vs XX.	Aggregator,Owner
Reviewer Comment (2022-02-03): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-02-03): (REDACTED) dated post close

Reviewer Comment (2022-02-03): Received (REDACTED) search he(REDACTED)e exception cleared.

Seller Comment (2022-02-01): (REDACTED) for (REDACTED) provided.

Reviewer Comment (2022-01-27): Received (REDACTED) report for (REDACTED). Provide (REDACTED) report for  (REDACTED).. Exception remains.

Seller Comment (2022-01-26): (REDACTED) checks on the (REDACTED) and Borrowing X are attached hereto

Seller Comment (2022-01-26): (REDACTED) checks on the Borrowing X are attached hereto
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216438805	(Redacted)			24383077			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Birth Date was not provided	-	Verification of identification and/or valid (REDACTED) or any (REDACTED) acceptable identification for a non-(REDACTED) is missing.				Reviewer Comment (2022-01-18): Exception cleared. Reviewer Comment (2022-01-14): Required document for birth date verifi(REDACTED)tion for (REDACTED) Seller Comment (2022-01-13): The (REDACTED)'s birthdate is shown on both his (REDACTED)iver's license and passport	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216438805	(Redacted)			24383152			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Guides require X months and only X month provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is dated after Note date, client elects to downgrade and waive. Over XX months vs XX. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using  The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED) is a (REDACTED), so no (REDACTED) or (REDACTED) report information is available for consideration. There are assets in the amount of XXX,XXX.XX documented in the (REDACTED) file and when divided by the (REDACTED) of XXXX.XX results in XX.XXX months of (REDACTED) (REDACTED), post-closing. The transaction results in X at closing in the amount of XXX,XXX.XX that if considered as (REDACTED) and divided by XXXX.XX would result in XXX.XX months of (REDACTED) post-closing. The subject (REDACTED) transaction has a DSCR of X.XX.

Reviewer Comment (2022-03-04): Per client comment -  The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED) is a (REDACTED), so no (REDACTED) or (REDACTED) report information is available for consideration. There are assets in the amount of XXX,XXX.XX documented in the (REDACTED) file and when divided by the (REDACTED) of XXXX.XX results in XX.XXX months of (REDACTED) (REDACTED), post-closing. The transaction results in X at closing in the amount of XXX,XXX.XX that if considered as (REDACTED) and divided by XXXX.XX would result in XXX.XX months of (REDACTED) post-closing. The subject (REDACTED) transaction has a DSCR of X.XX.

Seller Comment (2022-03-02): The exception presented by the Lender is to allow the assets as su(REDACTED)tted for (REDACTED) for the transaction. The subject (REDACTED) transaction is a X refina(REDACTED)e with the (REDACTED) leaving closing with XXX,XXX.XX. The assets were documented in the su(REDACTED)ssion with one statement from (REDACTED) (REDACTED) showing a statement period from XX/XX/XXXX through XX/XX/XX, less than one month. Additionally, there is a wire transfer, dated XX/XX/XX for XXX,XXX.XX with no support documentation for the large deposit. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED) is a (REDACTED), so no (REDACTED) or (REDACTED) report information is available for consideration. There are assets in the amount of XXX,XXX.XX documented in the (REDACTED) file and when divided by the (REDACTED) of XXXX.XX results in XX.XXX months of (REDACTED) (REDACTED), post-closing. The transaction results in X at closing in the amount of XXX,XXX.XX that if considered as (REDACTED) and divided by XXXX.XX would result in XXX.XX months of (REDACTED) post-closing. The subject (REDACTED) transaction has a DSCR of X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216438805	(Redacted)			24426025			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Assignment of Leases/Rents not provided						Reviewer Comment (2022-01-18): Exception cleared. Seller Comment (2022-01-13): Assignment of rents is i(REDACTED)orporated in the text of the security agreement (see attached)	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216438805	(Redacted)			24426117			Credit	Investment Product	General Exception	Investment Product	Security Instrument Error: Assignment of Leases/Rents is not in the file and required by guidelines	-					Reviewer Comment (2022-01-18): We (REDACTED) Security Instrument in file Seller Comment (2022-01-13): Assignment of rents is i(REDACTED)orporated in the text of the security agreement (see attached)	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216438805	(Redacted)			24699319			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X missing for borrowing (REDACTED).	Borrower's Experience/Track Record	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-02-03): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216438805	(Redacted)			24699344			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	We are missing prior closing (REDACTED) and (REDACTED) is no documentation of any improvements made. Current (REDACTED) is XXX.XXX%	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is dated after Note date, client elects to downgrade and waive. Over XX months vs XX. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using  The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED) is a (REDACTED), so no (REDACTED) or (REDACTED) report information is available for consideration. There are assets in the amount of XXX,XXX.XX documented in the (REDACTED) file and when divided by the (REDACTED) of XXXX.XX results in XX.XXX months of (REDACTED) (REDACTED), post-closing. The transaction results in X at closing in the amount of XXX,XXX.XX that if considered as (REDACTED) and divided by XXXX.XX would result in XXX.XX months of (REDACTED) post-closing. The subject (REDACTED) transaction has a DSCR of X.XX.

Reviewer Comment (2022-03-04): Per client comment -  The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED) is a (REDACTED), so no (REDACTED) or (REDACTED) report information is available for consideration. There are assets in the amount of XXX,XXX.XX documented in the (REDACTED) file and when divided by the (REDACTED) of XXXX.XX results in XX.XXX months of (REDACTED) (REDACTED), post-closing. The transaction results in X at closing in the amount of XXX,XXX.XX that if considered as (REDACTED) and divided by XXXX.XX would result in XXX.XX months of (REDACTED) post-closing. The subject (REDACTED) transaction has a DSCR of X.XX.

Seller Comment (2022-03-02): The exception presented by the Lender is to allow the X as (REDACTED)lculated at X.XXXXX when the guideline m(REDACTED)imum for the transaction is .XX. However, although I agree with the (REDACTED)lculation based on the documentation available, it is important to note that the appraisal reflects comments regarding updates and renovation of the subject property. The (REDACTED)chen has been updated in the last one to five years as (REDACTED) the bathrooms. Quality of construction is considered (REDACTED)rage for the area. The subject property contains thermal windows for energy efficie(REDACTED)y. It is reasonable to infer there (REDACTED) been updates that supported the i(REDACTED)rease in value si(REDACTED)e (REDACTED). Consideration of an exception based on the overall merits of the file appears reasonable. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED) is a (REDACTED), so no (REDACTED) or (REDACTED) report information is available for consideration. There are assets in the amount of XXX,XXX.XX documented in the (REDACTED) file and when divided by the (REDACTED) of XXXX.XX results in XX.XXX months of (REDACTED) (REDACTED), post-closing. The subject (REDACTED) transaction has a DSCR of X.XX. For these reasons, consideration of an exception appears reasonable.

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216438806	(Redacted)			24422407			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X on (REDACTED) (REDACTED) required, but not provided.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-24): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade. Seller Comment (2022-01-21): (REDACTED) has conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438806	(Redacted)			24439173			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Missing the addresses for the REOs the (REDACTED) (REDACTED) out.				Reviewer Comment (2022-01-24): Track record is through a Xrd party (REDACTED). Seller Comment (2022-01-21): The property is to be Xrd party (REDACTED)aged, no track record report is required.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438807	(Redacted)			23937712			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2022-03-03): XX/XX/XXXX HUD received and updated. Seller Comment (2022-03-02): Please find uploaded the final settlement statement to clear the exception. Thank you.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438807	(Redacted)			23937743			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) per guides.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-18): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438807	(Redacted)			24255197			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Missing within XX days				Reviewer Comment (2022-01-20): Exception cleared Seller Comment (2022-01-18): The file contains verifi(REDACTED)tion that the (REDACTED)a(REDACTED) was active and in good standing as of XX/X/XXXX	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438807	(Redacted)			24255246			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing final HUD. - Missing prior closing (REDACTED) - used XXXK for (REDACTED)(REDACTED) price from application and XXk (REDACTED) listed on application - (REDACTED) XXX.XXX%	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Over XX months vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using The property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units and with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X are X related, X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. There are assets documented in the file in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XXXX months of (REDACTED) (REDACTED) post-closing. The subject (REDACTED) transaction has a DSCR of X.XX.

Reviewer Comment (2022-03-04): Per client comment - The property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units and with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X are X related, X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. There are assets documented in the file in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XXXX months of (REDACTED) (REDACTED) post-closing. The subject (REDACTED) transaction has a DSCR of X.XX.

Reviewer Comment (2022-03-03): XX/XX/XXXX Client to review and approve. Revised X with HUD amounts added into (REDACTED)lculations is XX.XXX%.

Seller Comment (2022-03-02): The exception presented by the Lender is to allow the X as su(REDACTED)tted for the subject (REDACTED) transaction. The subject property (REDACTED) price, as documented in the appli(REDACTED)tion and appraisal, is XXXX,XXX and according to the appli(REDACTED)tion, there were improvements in the amount of XXX,XXX listed. The improvements listed were supported by the appraisal comments which reflected the (REDACTED)chen had been remodeled in less than one year as were the bathrooms. The subject property has updated the (REDACTED)chen, full and half baths, floor coverings, light fixtures and general repa(REDACTED) throughout. Although the X is somewhat higher than the m(REDACTED)imum guideline of .XX, the overall merits of the file support consideration of an exception. The property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units and with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X are X related, X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. There are assets documented in the file in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XXXX months of (REDACTED) (REDACTED) post-closing. The subject (REDACTED) transaction has a DSCR of X.XX.

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of  exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216438808	(Redacted)			24038936			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) for the borrowing (REDACTED), (REDACTED), (REDACTED) is missing.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-19): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-14): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438808	(Redacted)			24255406			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Driver's license in file is expired as of X-XX-XX. Note date is XX-XX-XX.				Reviewer Comment (2022-01-19): Exception cleared Seller Comment (2022-01-14): The borrower presented a (REDACTED)iver's license for identifi(REDACTED)tion purposes and although the copy in the file is expired, the idX of the individual would not be impacted. Further, the notary who witnessed the signature(s) and val(REDACTED)ted the idX of the individuals notarized the security instrument. Please clear this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438808	(Redacted)			24696428			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED) - used XX,XXX for (REDACTED)(REDACTED) price from appraisal and X (REDACTED) listed on application - (REDACTED) XXX.XX%	The representative FICO score exceeds the guideline minimum by at least 40 points.
The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX (REDACTED) (REDACTED) on the (REDACTED) (REDACTED) (REDACTED). Of those (REDACTED), X are (REDACTED), X are (REDACTED) (REDACTED), X (REDACTED) (REDACTED) and X are (REDACTED) (REDACTED). The (REDACTED) payment (REDACTED) includes XXX successful (REDACTED) (REDACTED) made. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and X years of (REDACTED). The file contained (REDACTED) with PNC (REDACTED) in the amount of XXXX,XXX.XX divided by the (REDACTED) of XXXX.XX = XXX.XX (REDACTED) (REDACTED) post-closing. (REDACTED) is XX
																Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs rated on the (REDACTED) bureau report. Of those Xs, X are Xs, X are (REDACTED) (REDACTED)s, X edu(REDACTED)tion (REDACTED)s and X are X Xs. The X payment history i(REDACTED)ludes XXX successful X payments made. The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). The file contained assets with (REDACTED) (REDACTED) in the amount of XXXX,XXX.XX divided by the (REDACTED) of XXXX.XX = XXX.XX (REDACTED) (REDACTED) post-closing. X is XX. Client elects to downgrade and waive.

Seller Comment (2022-02-23): The exception presented by the Lender is to allow the X as (REDACTED)lculated at X.XXXXX when the m(REDACTED)imum per guideline is .XX. The subject transaction is a X refina(REDACTED)e with the borrowing X receiving XXXX,XXX.XX in (REDACTED) closing. The subject property was (REDACTED) on XX/XX/XXXX for XXX,XXX. The borrower has done some (REDACTED)nor updates according to the appraisal report. There are other comments from the appraiser, stating that the subject appeared to be a "good buy" for the mar(REDACTED)t even in (REDACTED) of this year. The higher than desired X is offset by the overall strength and merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs rated on the (REDACTED) bureau report. Of those Xs, X are Xs, X are (REDACTED) (REDACTED)s, X edu(REDACTED)tion (REDACTED)s and X are X Xs. The X payment history i(REDACTED)ludes XXX successful X payments made. The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). The file contained assets with (REDACTED) (REDACTED) in the amount of XXXX,XXX.XX divided by the (REDACTED) of XXXX.XX = XXX.XX (REDACTED) (REDACTED) post-closing. For these reasons, the higher X appears reasonable.

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438809	(Redacted)			24374184			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided						Reviewer Comment (2022-01-14): Received Background Check Document he(REDACTED)e Exception is cleared. Seller Comment (2022-01-12): The background check has been provided for your review and consideration. Please clear this item.	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	A	C	A			A	A			No
216438809	(Redacted)			24375506			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2022-01-18): Received and associated Fraud report for (REDACTED). Exception Cleared. Seller Comment (2022-01-12): The requirement per guidelines is either a background check OR a fraud report are required. The background check was uploaded for your review and consideration. Please clear this item.	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	A	C	A			A	A			No
216438809	(Redacted)			24375564			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Most Recent Valuation Inspection Date: XX/XX/XXXX (REDACTED) End Date: XX/XX/XXXX (REDACTED) Name: (REDACTED) (REDACTED) (REDACTED) Date: XX/XX/XXXX Lender to provide a post (REDACTED) (REDACTED) inspection report				Reviewer Comment (2022-01-25): Exception cleared. Buyer Comment (2022-01-25): Disaster inspection	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	A	C	A			A	A			No
216438809	(Redacted)			24400869			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided						Reviewer Comment (2022-01-14): Received Track Record Report Document he(REDACTED)e Exception is cleared. Seller Comment (2022-01-12): The property (REDACTED)agement (REDACTED) form, (REDACTED)leted and executed by the (REDACTED), was uploaded for your review and consideration. Please clear this item.	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	A	C	A			A	A			No
216438810	(Redacted)			24419464			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		HUD is not provided.				Reviewer Comment (2022-02-14): Document Provided, he(REDACTED)e exception cleared. Seller Comment (2022-02-11): HUD- X attached hereto Seller Comment (2022-01-28): Review/Pending	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438810	(Redacted)			24421042			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X for (REDACTED) (REDACTED)	Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waived.	Aggregator,Owner	Reviewer Comment (2022-01-18): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waived. Reviewer Comment (2022-01-18): Client cleared by (REDACTED)sta(REDACTED) Reviewer Comment (2022-01-18): (REDACTED) is associated. Exception cleared. Seller Comment (2022-01-12): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216438811	(Redacted)			23939073			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	Lender to provide exception for the (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX. over XX months vs X.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units with XX years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by XX Xs on the (REDACTED) bureau report, consisting of X Xs, X (REDACTED) (REDACTED), X edu(REDACTED)tion, and X X (REDACTED) X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XXX months of (REDACTED) (REDACTED) post-closing. X.XX DSCR

Reviewer Comment (2022-03-04): Per client comment - The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units with XX years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by XX Xs on the (REDACTED) bureau report, consisting of X Xs, X (REDACTED) (REDACTED), X edu(REDACTED)tion, and X X (REDACTED) X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XXX months of (REDACTED) (REDACTED) post-closing. X.XX DSCR

Reviewer Comment (2022-03-04): XX/XX/XXXX Client to review and approve.

Seller Comment (2022-03-03): The exception presented by the Lender is to allow the X as su(REDACTED)tted at XX%. The (REDACTED) is a X refina(REDACTED)e of an (REDACTED) property with a (REDACTED) (REDACTED) (REDACTED) of XXX. Guidelines (REDACTED)t the m(REDACTED)imum X on the transaction to XX%. Consideration of an exception appears reasonable based on the overall merits of the file. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units with XX years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by XX Xs on the (REDACTED) bureau report, consisting of X Xs, X (REDACTED) (REDACTED), X edu(REDACTED)tion, and X X (REDACTED) X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XXX months of (REDACTED) (REDACTED) post-closing.

Seller Comment (2022-02-02): Dupli(REDACTED)tive exception - reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438811	(Redacted)			24255591			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) per guides.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-18): Please provide details on how the X was (REDACTED)lculated Seller Comment (2022-01-18): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438811	(Redacted)			24255729			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	(REDACTED) max is XX%. - Missing prior closing (REDACTED) - used XX,XXX for (REDACTED)(REDACTED) price from appraisal and X (REDACTED) listed on application - (REDACTED) XXX.XXX%	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX. over XX months vs X.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units with XX years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by XX Xs on the (REDACTED) bureau report, consisting of X Xs, X (REDACTED) (REDACTED), X edu(REDACTED)tion, and X X (REDACTED) X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XXX months of (REDACTED) (REDACTED) post-closing. X.XX DSCR

Reviewer Comment (2022-03-04): Per seller comment - The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units with XX years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by XX Xs on the (REDACTED) bureau report, consisting of X Xs, X (REDACTED) (REDACTED), X edu(REDACTED)tion, and X X (REDACTED) X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XXX months of (REDACTED) (REDACTED) post-closing. X.XX DSCR

Reviewer Comment (2022-03-04): XX/XX/XXXX Client to review and approve.

Seller Comment (2022-03-03): The exception presented by the Lender is to allow the X as su(REDACTED)tted for the subject transaction. The property was (REDACTED) on X/X/XXXX for XXX,XXX according to public records. (REDACTED)lculation of the X (REDACTED)nnot be handled accurately due to the lack of documentation such as a scope of work or receipts for the improvements to the property. However, the appraisal report outlines that the (REDACTED)chen was updated with granite counter to(REDACTED), AA applia(REDACTED)es and tile back splash, hardwood floors, new windows, new roof, full basement with a finished b(REDACTED)oom and a full bath and porch update. The (REDACTED)chen and bathrooms (REDACTED) been updated, with no timeframe provided. The subject is a renovated X b(REDACTED)oom, X bath end of group town home in good condition. Photos support the comments regarding the improvements. Consideration of an exception appears reasonable based on the overall merits of the file. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units with XX years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by XX Xs on the (REDACTED) bureau report, consisting of X Xs, X (REDACTED) (REDACTED), X edu(REDACTED)tion, and X X (REDACTED) X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XXX months of (REDACTED) (REDACTED) post-closing.

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Seller Comment (2022-02-02): reviewed/pending additional information or documentation

Reviewer Comment (2022-01-27): X cost is XXX%.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438812	(Redacted)			24378465			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided						Reviewer Comment (2022-01-18): Exception cleared. Seller Comment (2022-01-13): The Articles of organization (REDACTED) been uploaded for your review and consideration. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			D	A			No
216438812	(Redacted)			24378491			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2022-01-18): Received borrower's estimated settlement statement and associated the same (Document indexed as other) he(REDACTED)e cleared the exception. Seller Comment (2022-01-13): The settlement statement has been uploaded for your review and consideration. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			D	A			No
216438812	(Redacted)			24378616			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided						Reviewer Comment (2022-01-27): Received (REDACTED)iving License. Exception Cleared. Seller Comment (2022-01-26): Please find uploaded the borrower's (REDACTED)ivers license and (REDACTED) (REDACTED)rd for your review and consideration. Please remove the exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			D	A			No
216438812	(Redacted)			24378651			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) (REDACTED) executed (REDACTED) missing.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner
Reviewer Comment (2022-01-18): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.

Seller Comment (2022-01-18): Please es(REDACTED)late this item to (REDACTED)agement for further consideration. There (REDACTED) been numerous conversations si(REDACTED)e the regulatory counsel opinion and the decision was made to accept the documentation as presented. Thank you for your review and assista(REDACTED)e on this issue.

Reviewer Comment (2022-01-18): Borrower X executed WX (REDACTED)ssing.

Seller Comment (2022-01-13): The secondary valuation report has been uploaded for your review and consideration. Please remove this exception.

Seller Comment (2022-01-13): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			D	A			No
216438812	(Redacted)			24378703			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2
Reviewer Comment (2022-02-22): Exception cleared.

Buyer Comment (2022-02-18): CDA

Reviewer Comment (2022-02-14): Received SVR secondary valuation report for the subject property, however SVR is not an acceptable secondary valuation, he(REDACTED)e exception remains.

Seller Comment (2022-02-11): Please find attached the correct secondary valuation for the file. Please remove the exception. Thank you.

Reviewer Comment (2022-01-27): Received CDA however property ad(REDACTED)ess is not matching. Provide CDA for subject property 'XXXX Jordan, (REDACTED), (REDACTED) XXXXX. Exception remains.

Seller Comment (2022-01-26): Please find uploaded the CDA for the subject property for your consideration. Please remove this exception. Thank you!

Reviewer Comment (2022-01-25): The SVR is not an acceptable secondary valuation. The issue with this is it is not appraiser or bro(REDACTED)r prepared and not USPAP (REDACTED)liant. It is not an AVM and is not supported by the rating age(REDACTED)ies.

Seller Comment (2022-01-25): Please review page XXX of XXX of the file in Clarity - secondary valuation is provided ther(REDACTED).
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			D	A			No
216438812	(Redacted)			24378779			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Guidelines and (REDACTED) (REDACTED) verified, (REDACTED) Months Verified is less than X months and do not meet credit requirement per guidelines.				Reviewer Comment (2022-01-25): Additional statement provided. Seller Comment (2022-01-24): An additional (REDACTED) statement covering the period X/XX/XXXX through X/XX/XXXX has ben provided to meet the XX day requirement.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			D	A			No
216438812	(Redacted)			24389326			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided
Reviewer Comment (2022-02-24): Per client - Per (REDACTED)s fee(REDACTED)ck. (REDACTED) is on joint X to show (REDACTED)'s liquidity, nothing related to the (REDACTED).

Reviewer Comment (2022-02-10): Borrower is a (REDACTED) person for the state of (REDACTED)., and the (REDACTED) is not listed as a (REDACTED) or borrower. A (REDACTED) consent is required. per online search - The following states are community property states: (REDACTED), (REDACTED), (REDACTED), (REDACTED), (REDACTED), (REDACTED). In these states, a (REDACTED) consent is required for transfers of marital assets, i(REDACTED)luding equity.

Seller Comment (2022-02-08): Per the title work, the property is currently in the name of the (REDACTED) in his name alone, as a (REDACTED) (REDACTED) (REDACTED) and separate.   No (REDACTED) consent is required to transfer property that is not a part of the marital community property.   Please remove this exception.

Reviewer Comment (2022-01-18): (REDACTED) consent form is (REDACTED)ssing in the file he(REDACTED)e exception remains.

Seller Comment (2022-01-13): (REDACTED) consent is not required for access to a joint (REDACTED) X. All (REDACTED)s of a joint (REDACTED) X (REDACTED) full access u(REDACTED)ss otherwise designated. Please remove this exception.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			D	A			No
216438812	(Redacted)			24426525			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided						Reviewer Comment (2022-01-25): provided Seller Comment (2022-01-24): Copies of the borrower's ID are attached. Seller Comment (2022-01-24): The Property (REDACTED)agement form has been lo(REDACTED)ted and uploaded to the file. The property is to be (REDACTED), therefore no track record report on the Borrowing X is required.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			D	A			No
216438812	(Redacted)			24426797			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.						Reviewer Comment (2022-01-18): Exception cleared. Seller Comment (2022-01-18): Apologies, binder uploaded for your review and consideration. You will note the document shows REPLACEMENT COST which meets requirements. Reviewer Comment (2022-01-18): Required document not provided Seller Comment (2022-01-13): The hazard insura(REDACTED)e coverage binder reflects replacement cost in the coverage information. The insura(REDACTED)e is deemed appropriate at the level provided if the insura(REDACTED)e (REDACTED)a(REDACTED) outlines it is full replacement cost. Please remove this exception item.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			D	A			No
216438812	(Redacted)			24801438			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs and documented cost of improvements.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is XXX minimum is XXX. We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX. over XX months in (REDACTED).	Owner Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-01): Client elects to waive using (REDACTED)(REDACTED) factors.

Reviewer Comment (2022-03-01): Per client comment  - The (REDACTED) has been (REDACTED) for X years and X months, with XX years in the same (REDACTED). The subject property will be (REDACTED)-party (REDACTED)aged by a firm that is currently (REDACTED)aging X units and has X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX X related Xs listed on the bureau with XXX successful payments made. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX that, when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR for the transaction is X.XX. X is XX

Seller Comment (2022-02-25): The exception presented by the Lender was to allow the X as su(REDACTED)tted at X.XXXXX when the guideline m(REDACTED)imum should be .XX. The file documentation didn't i(REDACTED)lude either a scope of work or a(REDACTED) receipts for the improvements made to the property. According to the appraisal comments, the (REDACTED)chen was remodeled X to X years as well as the bathrooms in the same timeline.  The subject's main dwelling had been added on and (REDACTED)letely remodeled with per(REDACTED)ts. Property features new roof, new stucco, new plumbing and electri(REDACTED)ls, new tankless water heater, new (REDACTED)ywall, new insulation, new LED recessed lights, new dual paned doors and windows, new (REDACTED)chen, new bathrooms, new front door, new interior doors, and closet doors. All work was (REDACTED)leted in a (REDACTED)al (REDACTED)ner. Consideration of an exception to allow the X as su(REDACTED)tted appears reasonable. The (REDACTED) has been (REDACTED) for X years and X months, with XX years in the same (REDACTED). The subject property will be (REDACTED)-party (REDACTED)aged by a firm that is currently (REDACTED)aging X units and has X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX X related Xs listed on the bureau with XXX successful payments made. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX that, when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR for the transaction is X.XX. For these reasons, consideration of an exception to allow the X as su(REDACTED)tted appears reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			D	A			No
216438813	(Redacted)			24395844			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.		Unable to verify (REDACTED) is missing.	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) is X.XX, XXX.X months of (REDACTED), (REDACTED) (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-03-11): DSCR is X.XX, XXX.X months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-11): This (REDACTED) was ori(REDACTED)lly underwritten to (REDACTED)(REDACTED)s Guidelines and then dilige(REDACTED)es to our guidelines. There are guaranty's in the file representing XX% of the (REDACTED)ship interest of the X ((REDACTED), (REDACTED)(REDACTED)/To(REDACTED) and (REDACTED)) and this was authorized pursuant to the operating agreement by (REDACTED) in the consents found in the file. The issue that we (REDACTED) is that (REDACTED)(REDACTED) (REDACTED)ly  ran (REDACTED) and a background check on the XX% holder, (REDACTED). Without the (REDACTED) of the other X parties we (REDACTED)n not confirm if qualifying (REDACTED) is correct. (REDACTED)'s (REDACTED) report indi(REDACTED)tes XXX (REDACTED) and the property has a X.XX DSCR - es(REDACTED)lating to (REDACTED) for review

Seller Comment (2022-03-10): We agree that (REDACTED)(REDACTED) (REDACTED)ly ran (REDACTED) and background check on one of the X (REDACTED) - (REDACTED) to advise how they would li(REDACTED) to proceed.

Reviewer Comment (2022-02-18): XX/XX/XXXX Guidelines require one or more individuals which in aggregate own at least XX% of the X are required so (REDACTED) (REDACTED)n not be the (REDACTED) (REDACTED). There are guarantee agreements in the file for X of the members and based on this, we need (REDACTED) reports and background checks on all X (REDACTED). Exception remains.

Seller Comment (2022-02-17): (REDACTED) is XXX see (REDACTED) report

Reviewer Comment (2022-02-14): Only received (REDACTED) report for one of the (REDACTED) ((REDACTED)), (REDACTED)ssing for (REDACTED)(REDACTED) and (REDACTED).
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438813	(Redacted)			24396463			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		missing for (REDACTED).
Reviewer Comment (2022-01-26): Exception cleared.

Seller Comment (2022-01-24): Background checks for (REDACTED)(REDACTED) and (REDACTED) attached

Reviewer Comment (2022-01-21): Cleared by (REDACTED)sta(REDACTED). (REDACTED) (REDACTED) we received background/fraud report. (REDACTED) owns XX% and per guides (All members of the X with XX% or more controlling interest must guaranty the (REDACTED)) therefore need background/fraud. Also (REDACTED)ssing percentage owenrship of (REDACTED)(REDACTED) (REDACTED) (REDACTED), if owns more XX% or more need background/fraud report. Exception remains.

Reviewer Comment (2022-01-14): Received Background Check document he(REDACTED)e exception is cleared.

Seller Comment (2022-01-13): Background check for (REDACTED) (REDACTED) lo(REDACTED)ted
																		(Redacted)			1	A			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438813	(Redacted)			24396477			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Missing for all (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) is X.XX, XXX.X months of (REDACTED), (REDACTED) (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-03-11): DSCR is X.XX, XXX.X months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-10): This (REDACTED) was ori(REDACTED)lly underwritten to (REDACTED)(REDACTED)s Guidelines and then dilige(REDACTED)es to our guidelines. There are guaranty's in the file representing XX% of the (REDACTED)ship interest of the X ((REDACTED), (REDACTED)(REDACTED)/To(REDACTED) and (REDACTED)) and this was authorized pursuant to the operating agreement by (REDACTED) in the consents found in the file. The issue that we (REDACTED) is that (REDACTED)(REDACTED) (REDACTED)ly  ran (REDACTED) and a background check on the XX% holder, (REDACTED). Without the (REDACTED) of the other X parties we (REDACTED)n not confirm if qualifying (REDACTED) is correct. (REDACTED)'s (REDACTED) report indi(REDACTED)tes XXX (REDACTED) and the property has a X.XX DSCR - es(REDACTED)lating to (REDACTED) for review

Reviewer Comment (2022-02-18): XX/XX/XXXX Guidelines require one or more individuals which in aggregate own at least XX% of the X are required so (REDACTED) (REDACTED)n not be the (REDACTED) (REDACTED). There are guarantee agreements in the file for X of the members and based on this, we need (REDACTED) reports and background checks on all X (REDACTED). Exception remains.

Seller Comment (2022-02-17): Page XXX of the Clarity Image shows the percentage (REDACTED)ship of the X and only (REDACTED) (REDACTED) has an interest in excess of XX% with a XX% holding. Based on this and the fact that he is the (REDACTED)  and you (REDACTED) his (REDACTED) report. This exception should be cleared

Reviewer Comment (2022-02-15): Only received (REDACTED) report for one of the (REDACTED) ((REDACTED)), (REDACTED)ssing for (REDACTED)(REDACTED) and (REDACTED). Exception remains.

Seller Comment (2022-02-15): (REDACTED) report lo(REDACTED)ted please clear

Seller Comment (2022-02-15): (REDACTED) report provided

Reviewer Comment (2022-02-14): Only received (REDACTED) report for one of the (REDACTED) ((REDACTED)), (REDACTED)ssing for (REDACTED)(REDACTED) and (REDACTED).

Seller Comment (2022-02-11): please find attached the (REDACTED) report for (REDACTED)

Reviewer Comment (2022-01-28): Updated: Cleared by (REDACTED)sta(REDACTED) All members of the X with an aggregate of XX% or more controlling interest must guaranty the (REDACTED). Need for (REDACTED) (REDACTED), (REDACTED)(REDACTED), and (REDACTED)(REDACTED) (REDACTED) (REDACTED), Exception remains.

Reviewer Comment (2022-01-21): Cleared by (REDACTED)sta(REDACTED) All members of the X with XX% or more controlling interest must guaranty the (REDACTED). Need for (REDACTED) (REDACTED), (REDACTED)(REDACTED), (REDACTED) and (REDACTED)(REDACTED) (REDACTED) (REDACTED),. Exception remains.
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438813	(Redacted)			24396484			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided						Reviewer Comment (2022-01-18): Exception cleared. Seller Comment (2022-01-13): By laws and regulations of an (REDACTED) is the equivalent of an Operating agreement	(Redacted)			1	A			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438813	(Redacted)			24396500			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for all (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-03): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Seller Comment (2022-02-01): (REDACTED)s for (REDACTED) provided.

Reviewer Comment (2022-01-27): Received (REDACTED) for business X on X/XX/XXXX however, per lender guideline (REDACTED) check - No more than XX days from the note date. So, the document provided is not acceptable. Please provide the (REDACTED) document which fa(REDACTED) within the lender guideline. And also required separate (REDACTED) for (REDACTED) too. Exception remains.

Seller Comment (2022-01-26): An (REDACTED) search on the Borrowing X has been obtained and is attached hereto.

Reviewer Comment (2022-01-26): Received for all X (REDACTED), (REDACTED)ssing for borrowing X, buyer has confirmed need an (REDACTED) on all X.

Seller Comment (2022-01-24): As a part of the standard background check the (REDACTED) (Office of (REDACTED) Assets Control) lists were chec(REDACTED)d for each of the (REDACTED).  The resuts of those checks are shown in the summary section of the background checks.  A separate document is not required.

Reviewer Comment (2022-01-21): Cleared by (REDACTED)sta(REDACTED). (REDACTED) (REDACTED) we received background/fraud report. (REDACTED) owns XX% and per guides (All members of the X with XX% or more controlling interest must guaranty the (REDACTED)) therefore need background/fraud. Also (REDACTED)ssing percentage (REDACTED)ship of (REDACTED)(REDACTED) (REDACTED) (REDACTED), if owns more XX% or more need background/fraud report. Exception remains.

Seller Comment (2022-01-20): The (REDACTED) check for (REDACTED) is in the background report
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438813	(Redacted)			24398435			Credit	Fix and Flip	General	Fix and Flip	Verification of Borrower's identity is missing.	-					Reviewer Comment (2022-01-26): Exception cleared. Seller Comment (2022-01-24): A readable copy of the (REDACTED)iver's license for (REDACTED)(REDACTED) (REDACTED) has been provided; photo IDs for the other (REDACTED) were previously provided.	(Redacted)			1	A			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438813	(Redacted)			24398971			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		(REDACTED) Agreement for (REDACTED) not provided.				Reviewer Comment (2022-01-26): Not required, XX% of the person or persons with a controlling interest to guaranty the (REDACTED). All (REDACTED) are subject to (REDACTED) reporting and background checks, whether they ma(REDACTED) up X% or all XX% of the controlling interest. Exception cleared.	(Redacted)			1	A			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438813	(Redacted)			24428185			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Lien(s) negatively impacting title		(REDACTED) on title for XXXXX.XX.
Reviewer Comment (2022-01-21): Closing and title reflects to obtain and file for for record a Release of Deed of (REDACTED). Exception cleared.

Seller Comment (2022-01-20): The (REDACTED) in question is against a prior (REDACTED) of the property or someone of a same or si(REDACTED)lar name.  The title (REDACTED) specifi(REDACTED)lly requires the matter to be cleared.  The closing protection letter and settlement statement provide further evide(REDACTED)e that the matter would (REDACTED) been cleared prior to closing.  Standard trailing doc requirement for a final title policy adequately ad(REDACTED)esses the issue.

Seller Comment (2022-01-20): The (REDACTED) check for (REDACTED) is in the background report
																		(Redacted)			1	A			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438813	(Redacted)			24428261			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	Missing (REDACTED) to validate (REDACTED) (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) is X.XX, XXX.X months of (REDACTED), (REDACTED) (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-03-11): DSCR is X.XX, XXX.X months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-10): Es(REDACTED)late to (REDACTED) - (REDACTED)Streert underwrite the (REDACTED) using (REDACTED)ly the (REDACTED) report and background  check of (REDACTED) the XX% holder of the X while there are executed guaranty's from XX% of the holders. If we (REDACTED)lculate  the X on (REDACTED)s (REDACTED) (REDACTED) of XXX for a X REFI there is no exception to be made. Please advise how you would li(REDACTED) to proceed.

Reviewer Comment (2022-02-18): XX/XX/XXXX Guidelines require one or more individuals which in aggregate own at least XX% of the X are required so (REDACTED) (REDACTED)n not be the (REDACTED) (REDACTED). There are guarantee agreements in the file for X of the members and based on this, we need (REDACTED) reports and background checks on all X (REDACTED). Exception remains.

Seller Comment (2022-02-17): The (REDACTED) report is not (REDACTED)ssing it has been loaded and the (REDACTED) has a f(REDACTED)d (REDACTED) of XXX
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438813	(Redacted)			24565384			Credit	Guideline	Guideline Issue	Guideline	The Guarantor's Percent of Business Ownership does not meet guideline requirements.	- % of Business (REDACTED)ship: (REDACTED)	Missing percentage (REDACTED) for (REDACTED) (REDACTED).				Reviewer Comment (2022-01-26): Not required, XX% of the person or persons with a controlling interest to guaranty the (REDACTED). All (REDACTED) are subject to (REDACTED) reporting and background checks, whether they ma(REDACTED) up X% or all XX% of the controlling interest. Exception cleared.	(Redacted)			1	A			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438813	(Redacted)			24565460			Credit	Fix and Flip	General	Fix and Flip	Verification of Borrower's identity is missing.	-	(REDACTED): (REDACTED): Missing verification of (REDACTED)'s (REDACTED)				Reviewer Comment (2022-01-26): Not required, XX% of the person or persons with a controlling interest to guaranty the (REDACTED). All (REDACTED) are subject to (REDACTED) reporting and background checks, whether they ma(REDACTED) up X% or all XX% of the controlling interest. Exception cleared.	(Redacted)			1	A			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438813	(Redacted)			24699426			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED)X for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is date (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as-agreed" payment made. (REDACTED) (REDACTED) = XX,XXX,XXX.XX (X,XXX.XX months' (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-03): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is date XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438813	(Redacted)			24801478			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs. Documented cost of improvements, used information from the application.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is date (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as-agreed" payment made. (REDACTED) (REDACTED) = XX,XXX,XXX.XX (X,XXX.XX months' (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-24): (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payment made.  X(REDACTED) = XX,XXX,XXX.XX (X,XXX.XX months' (REDACTED) (REDACTED)). Client elects to downgrade and waive.

Reviewer Comment (2022-02-18): XX/XX/XXXX Client to review

Seller Comment (2022-02-17): X refi.  (REDACTED) is a X property blan(REDACTED)t (REDACTED).  Property X (XXXX (REDACTED) (REDACTED)) was acquired XX/XX/XXXX for an undisclosed amount per appraiser and (REDACTED)  htt(REDACTED)://www.(REDACTED)/(REDACTED)/XXXX-(REDACTED)-(REDACTED)-(REDACTED)-(REDACTED)-XXXXX/XXXXXXXX_zpid/  Property X (XXXX (REDACTED) (REDACTED)) was acquired X/XX/XXXX and also for an undisclosed amount htt(REDACTED)://www.(REDACTED)/(REDACTED)/XXXX-(REDACTED)-(REDACTED)-(REDACTED)-(REDACTED)-XXXXX/XXXXXXXX_zpid/  The (REDACTED) appli(REDACTED)tion shows an acquisition cost of XXXX,XXX + improvements of XXX,XXX for the (REDACTED) property and XXX,XXX + improvements of XXX,XXX for (REDACTED) (REDACTED)  Total acquisition cost + improvements = XXXX,XXX.  New (REDACTED) is XXXX,XXX.  (REDACTED)lculated X = X.XXXXXX and based on m(REDACTED) X.XXXXXX allowable X is a .XXXXXX exception.

The (REDACTED) appli(REDACTED)tion shows an acquisition cost of XXXX,XXX + improvements of XXX,XXX for the (REDACTED) property and XXX,XXX + improvements of XXX,XXX for (REDACTED) (REDACTED)  Total acquisition cost + improvements = XXXX,XXX.  New (REDACTED) is XXXX,XXX.  (REDACTED)lculated X = X.XXXXXX and based on m(REDACTED) X.XXXXXX allowable X is a .XXXXXX exception. (REDACTED)(REDACTED) factors for this (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payment made.  X(REDACTED) = XX,XXX,XXX.XX (X,XXX.XX months' (REDACTED) (REDACTED)).
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438814	(Redacted)			24389689			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of (REDACTED) does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) (REDACTED).	Minimum (REDACTED) is X.XX.	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. XXX (REDACTED), X.XX months of (REDACTED) (REDACTED) XXX,XXX.XX in (REDACTED) out proceed, (REDACTED) (REDACTED). Client elects to downgrade and waive.	Owner,Aggregator
Reviewer Comment (2022-04-04): XXX (REDACTED), X.XX months of (REDACTED) plus XXX,XXX.XX in X proceed, (REDACTED)d X. Client elects to downgrade and waive.

Reviewer Comment (2022-04-04): Exception Explanation Updated from: (REDACTED)lculated Debt Service Coverage Ratio (Subject DSCR) of X.XX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) X.XX.

Seller Comment (2022-03-31): (REDACTED) is i(REDACTED)orrect that the Home Insura(REDACTED)e Pr(REDACTED)ums were not disclosed.  The subject (REDACTED) closed on XX/X/XX.  Based on the actual pr(REDACTED)ums noted on the insura(REDACTED)e binders it does appear that the full (REDACTED) disclosed on the f(REDACTED)t payment letter is XX.XX more than is required.  The policy on XXX (REDACTED) was due to expire on X/X/XX; the reason for the additional amount is not disclosed and (REDACTED) (REDACTED) been due to an anticipated i(REDACTED)rease in the pr(REDACTED)um.  This is a servicing issue, the required amount of the impound Xs is routinely adjusted based on changes in insura(REDACTED)e pr(REDACTED)ums or t(REDACTED) assessments.  (REDACTED) (REDACTED) of XXX is XX points above the requirement.   The borrower has XXX,XXX.XX in (REDACTED) prior to a(REDACTED) X proceeds.    (REDACTED) provides no details on how they how they re(REDACTED)lculated the (REDACTED) as XX,XXX.XX.  The PI matches the note, the insura(REDACTED)e used is the higher amount (already questioned by (REDACTED)) the t(REDACTED)es used are the full amounts from the t(REDACTED) bi(REDACTED) supplied.  There are no HOA dues.  (REDACTED) per (REDACTED) (REDACTED)lculation is XX,XXX.XX.  DSCR using actual rents is X.X  (Mar(REDACTED)t rents are higher).  Even if (REDACTED) is correct in their (REDACTED) (REDACTED)lculation, the higher (REDACTED) (REDACTED) and XX months of (REDACTED) (REDACTED) would be sufficient to support an exception. An exception is reasonable to accept a .XX DSCR (although we do not believe we need one) based on  a (REDACTED) (REDACTED) is XXX.  (REDACTED) (REDACTED) of X.X months exclusive of X".

Seller Comment (2022-03-31): An exception is reasonable to accept a .XX DSCR based on  a (REDACTED) (REDACTED) is XXX.  (REDACTED) (REDACTED) of X.X months exclusive of X.

Reviewer Comment (2022-01-20): (REDACTED)ssing the HOI pr(REDACTED)um for one of the REOs, exception added. Re-(REDACTED)lculated the t(REDACTED)es and rent, and DSCR (REDACTED)lculations is .XX%.

Seller Comment (2022-01-17): Please rereview.  The appraisal confirms that the units are (REDACTED).  The file contains leases on all units; the leases contain a clause that specifies that the lease will (REDACTED)mati(REDACTED)lly renew on a month to month basis upon exp(REDACTED)tion.  The file also contained proof of reciept of current rents
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438814	(Redacted)			24390046			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X for (REDACTED)., (REDACTED)	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. XXX (REDACTED), X.XX months of (REDACTED) (REDACTED) XXX,XXX.XX in (REDACTED) out proceed, (REDACTED) (REDACTED). Client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade. Seller Comment (2022-01-17): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438814	(Redacted)			24394532			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Calculated (REDACTED) do not (REDACTED)(REDACTED) proceeds from the subject transaction				Reviewer Comment (2022-01-20): Updated the t(REDACTED)es and HOI pr(REDACTED)ums. Seller Comment (2022-01-17): The file contains proof of a (REDACTED) of XXX,XXX to cover reserve requirements	(Redacted)			1	A			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438814	(Redacted)			24428296			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Missing the addresses for the REOs the (REDACTED) is renting out.				Reviewer Comment (2022-01-20): Updated track record provided. Seller Comment (2022-01-17): Per the property (REDACTED)agement questionnaire the property is to be (REDACTED) part (REDACTED)aged; no additional track recird report is required. In addition, the leases document (REDACTED) X (REDACTED) si(REDACTED)e at least XXXX	(Redacted)			1	A			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438814	(Redacted)			24428459			Credit	Guideline	Guideline Issue	Guideline	Leasehold properties are ineligible.		Per guides, (REDACTED) titles are not eligible. Title is a (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. XXX (REDACTED), X.XX months of (REDACTED) (REDACTED) XXX,XXX.XX in (REDACTED) out proceed, (REDACTED) (REDACTED). Client elects to downgrade and waive.	Owner,Aggregator
Reviewer Comment (2022-04-04): XXX (REDACTED), X.XX months of (REDACTED) plus XXX,XXX.XX in X proceed, (REDACTED)d X. Client elects to downgrade and waive.

Reviewer Comment (2022-02-22): (REDACTED)ssing transfer (REDACTED)ship of the land via deed. Without a deed, transferring (REDACTED)ship of the property, the property is a leasehold. Exception remains.

Seller Comment (2022-02-02): reviewed/pending

Reviewer Comment (2022-01-20): The document assigned the lease; it does not transfer (REDACTED)ship of the land.  The verbiage is "assigns the leasehold interest" and "subject to the payment of the annual rent of XXX.XX."  Ground rent (REDACTED)n be redeemed, but this document does not indi(REDACTED)te that it has been redeemed. Exceptions remains.

Reviewer Comment (2022-01-20): From on title division dept.: I do see the leasehold was assigned over/sold to borrower; however, the actual property was not deeded to the borrower just the leasehold.  From my understanding that means the borrower owns the building but not the land. Exception remains.

Seller Comment (2022-01-18): The lease hold is held by the Borrowing X (REDACTED) by Virtue of a transfer (REDACTED)leted on (REDACTED) X, XXXX from Gregory Di(REDACTED)co to Daly De(REDACTED)co the Borrowering X - see the (REDACTED) file on Clarity page XXX of XXX and please clear the exception.

Seller Comment (2022-01-17): Leasehold properties are common in (REDACTED); leasehold properties are not  i(REDACTED)luded in the "ineligible property list" provided in the guidelines.  Please clear this exception
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438814	(Redacted)			24543389			Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.		HOI policy for REO, XXX (REDACTED), is missing the premium order toe calculate the (REDACTED) correctly.	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. XXX (REDACTED), X.XX months of (REDACTED) (REDACTED) XXX,XXX.XX in (REDACTED) out proceed, (REDACTED) (REDACTED). Client elects to downgrade and waive.	Owner,Aggregator
Reviewer Comment (2022-04-04): XXX (REDACTED), X.XX months of (REDACTED) plus XXX,XXX.XX in X proceed, (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-31): As per HOI documents, Pr(REDACTED)um amount for XXX (REDACTED) is XXXX +  (XXX N Fulton (REDACTED)) XXXX = XX,XXX /XX = XXXX.XX(per month) However, F(REDACTED)t payment letter reflect insura(REDACTED)e amount as XXXX.XX. We (REDACTED) a discrepa(REDACTED)y o of XX.XX. This is in the process of (REDACTED)g revised with the servicer for the ongoing ad(REDACTED)nistration of the (REDACTED). We are comfortable with an exception for this immaterial issue based on XXX (REDACTED) and X.X months of (REDACTED) exclusive of X.

Reviewer Comment (2022-03-17): XX/XX/XXXX If the differe(REDACTED)e in pr(REDACTED)um (REDACTED)nnot be ad(REDACTED)essed - please provide (REDACTED) factors to ask to waive. Exception remains.

Seller Comment (2022-03-15): This is a servicing issue and does not (REDACTED) a(REDACTED) impact on the (REDACTED)'s (REDACTED) to guidelines at time of (REDACTED) approval.  Please remove this finding.

Reviewer Comment (2022-02-22): As per HOI documents, Pr(REDACTED)um amount for XXX (REDACTED) is XXXX +  (XXX N Fulton (REDACTED)) XXXX = XX,XXX /XX = XXXX.XX(per month) However, F(REDACTED)t payment letter reflect insura(REDACTED)e amount as XXXX.XX. We (REDACTED) a discrepa(REDACTED)y o of XX.XX. Exception remains.

Seller Comment (2022-02-18): updated Insura(REDACTED)e is Sufficient Coverage Amount XXXX,XXX.XX Note dated XX/XX/XXXX

Reviewer Comment (2022-02-04): As per HOI documents, Pr(REDACTED)um amount for XXX (REDACTED) PI XXXX +  (XXX N Fulton (REDACTED)) XXXX = XX,XXX /XX = XXXX.XX(per month) However, F(REDACTED)t payment letter reflect insura(REDACTED)e amount as XXXX.XX. Please provide updated hazard insura(REDACTED)e documents. Exception remains.

Reviewer Comment (2022-02-03): Pr(REDACTED)um Notice document is available for XXX (REDACTED). Condition Cleared.

Seller Comment (2022-02-02): The f(REDACTED)t payment letter does outline the entirety of the payment on the property lo(REDACTED)ted at XXX (REDACTED). If you are able to utilize that information for your (REDACTED)lculations, please do. Further, the hazard insura(REDACTED)e coverage pr(REDACTED)um is listed on the settlement statement lo(REDACTED)ted in the (REDACTED) file. Please review and if possible, clear this exception.
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438814	(Redacted)			24801563			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs and documented cost of improvements.	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. XXX (REDACTED), X.XX months of (REDACTED) (REDACTED) XXX,XXX.XX in (REDACTED) out proceed, (REDACTED) (REDACTED). Client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-04-04): XXX (REDACTED), X.XX months of (REDACTED) plus XXX,XXX.XX in X proceed, (REDACTED)d X. Client elects to downgrade and waive.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438815	(Redacted)			24377530			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed form (REDACTED)X for (REDACTED) (REDACTED) (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears supported by the (REDACTED) (REDACTED) (REDACTED). The (REDACTED) contained X (REDACTED) of which X was an (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units (REDACTED) and XX years of (REDACTED). The file contained (REDACTED) with (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in XX.XX (REDACTED) (REDACTED) post-closing. XX.XX (REDACTED)
																Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-20): (REDACTED) has conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. There is an (REDACTED) on the (REDACTED) file. Please clear this item.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438815	(Redacted)			24801567			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs and documented cost of improvements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears supported by the (REDACTED) (REDACTED) (REDACTED). The (REDACTED) contained X (REDACTED) of which X was an (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units (REDACTED) and XX years of (REDACTED). The file contained (REDACTED) with (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in XX.XX (REDACTED) (REDACTED) post-closing. XX.XX (REDACTED)
																Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears supported by the (REDACTED) bureau report. The report contained X Xs of which X was an (REDACTED) (REDACTED) X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units currently and XX years of (REDACTED). The file contained assets with (REDACTED) Fargo in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in XX.XX (REDACTED) (REDACTED) post-closing. XX.XX X. Client elects to downgrade and waive.

Seller Comment (2022-02-23): The exception presented by the Lender was to allow the (REDACTED)lculated X of X.XXXXX as presented when the m(REDACTED)imum guideline requirement for X is .XX. Although not documented with receipts or scope of work in the (REDACTED) file, the appraiser does mention on both properties that improvements (REDACTED) been made. On one property the (REDACTED)chen was updated in less than a year and other (REDACTED)nor improvements. On the other property i(REDACTED)luded in the transaction, the (REDACTED)chen was remodeled within the last year as well as the bathrooms and several other (REDACTED)y areas. The renovation on the second property was more extensive according to appraisal comments. Although the X is somewhat higher than guideline, the overall merits of the file support consideration of an exception. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears supported by the (REDACTED) bureau report. The report contained X Xs of which X was an (REDACTED) (REDACTED) X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units currently and XX years of (REDACTED). The file contained assets with (REDACTED) Fargo in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in XX.XX (REDACTED) (REDACTED) post-closing. For these reasons, the i(REDACTED)reased X appears reasonable.
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438818	(Redacted)			24380625			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed (REDACTED)X for the (REDACTED) (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX. The (REDACTED) for the (REDACTED) includes X total (REDACTED) of which X is an (REDACTED) and the (REDACTED) X (REDACTED). All (REDACTED) are paid as agreed with no (REDACTED) (REDACTED) shown. Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX-XX units and XX years (REDACTED).  (REDACTED)(REDACTED), the file contained asset statements with an ending balance of XXX,XXX.XX/XX,XXX.XX= XX.XX months (REDACTED) (REDACTED) post-closing in addition to the XXX,XXX.XX in (REDACTED) to the borrowing entity at closing. Client elects to downgrade and waive. The (REDACTED) for the (REDACTED) includes X total (REDACTED) of which X is an (REDACTED) and the (REDACTED) X (REDACTED). All (REDACTED) are paid as agreed with no (REDACTED) (REDACTED) shown. Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX-XX units and XX years (REDACTED).  (REDACTED)(REDACTED), the file contained asset statements with an ending balance of XXX,XXX.XX/XX,XXX.XX= XX.XX months (REDACTED) (REDACTED) post-closing in addition to the XXX,XXX.XX in (REDACTED) to the borrowing entity at closing..
																Aggregator,Owner	Reviewer Comment (2022-01-18): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Reviewer Comment (2022-01-18): Please provide W-X for the business X Seller Comment (2022-01-13): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438818	(Redacted)			24381060			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED) - used XX,XXX for (REDACTED)(REDACTED) price from appraisal and X (REDACTED) listed on application - (REDACTED) XXX.XXX%	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX. The (REDACTED) for the (REDACTED) includes X total (REDACTED) of which X is an (REDACTED) and the (REDACTED) X (REDACTED). All (REDACTED) are paid as agreed with no (REDACTED) (REDACTED) shown. Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX-XX units and XX years (REDACTED).  (REDACTED)(REDACTED), the file contained asset statements with an ending balance of XXX,XXX.XX/XX,XXX.XX= XX.XX months (REDACTED) (REDACTED) post-closing in addition to the XXX,XXX.XX in (REDACTED) to the borrowing entity at closing. Client elects to downgrade and waive. The (REDACTED) for the (REDACTED) includes X total (REDACTED) of which X is an (REDACTED) and the (REDACTED) X (REDACTED). All (REDACTED) are paid as agreed with no (REDACTED) (REDACTED) shown. Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX-XX units and XX years (REDACTED).  (REDACTED)(REDACTED), the file contained asset statements with an ending balance of XXX,XXX.XX/XX,XXX.XX= XX.XX months (REDACTED) (REDACTED) post-closing in addition to the XXX,XXX.XX in (REDACTED) to the borrowing entity at closing..
																Aggregator,Owner
Reviewer Comment (2022-02-24): Client elects to downgrade and waive. The (REDACTED) for the (REDACTED) i(REDACTED)ludes X total Xs of which X is an X and the other X X. All Xs are paid as agreed with no late payments shown. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX-XX units and XX years (REDACTED).  Further, the file contained asset statements with an ending bala(REDACTED)e of XXX,XXX.XX/XX,XXX.XX= XX.XX months (REDACTED) (REDACTED) post-closing in addition to the XXX,XXX.XX in Xto the borrowing X at closing.

Reviewer Comment (2022-02-24): Client to review.

Seller Comment (2022-02-16): This (REDACTED) was ori(REDACTED)lly underwritten to (REDACTED)(REDACTED) Guidelines which in this scenario did not require an X test. (REDACTED) does not (REDACTED) the data available to (REDACTED)lculate X. The (REDACTED) for the (REDACTED) i(REDACTED)ludes X total Xs of which X is an X and the other X X. All Xs are paid as agreed with no late payments shown. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX-XX units and XX years (REDACTED).  Further, the file contained asset statements with an ending bala(REDACTED)e of XXX,XXX.XX/XX,XXX.XX= XX.XX months (REDACTED) (REDACTED) post-closing in addition to the XXX,XXX.XX in Xto the borrowing X at closing. Suggest exception be accepted

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of  exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Reviewer Comment (2022-02-08): per seller comment. waiting for sales prices.

Seller Comment (2022-02-03): reviewed/pending
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438818	(Redacted)			24381061			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative (REDACTED) score of (REDACTED) is less than Guideline representative (REDACTED) score of (REDACTED).	Minimum (REDACTED) (REDACTED) for max (REDACTED) of XX% is XXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX. The (REDACTED) for the (REDACTED) includes X total (REDACTED) of which X is an (REDACTED) and the (REDACTED) X (REDACTED). All (REDACTED) are paid as agreed with no (REDACTED) (REDACTED) shown. Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX-XX units and XX years (REDACTED).  (REDACTED)(REDACTED), the file contained asset statements with an ending balance of XXX,XXX.XX/XX,XXX.XX= XX.XX months (REDACTED) (REDACTED) post-closing in addition to the XXX,XXX.XX in (REDACTED) to the borrowing entity at closing. Client elects to downgrade and waive. The (REDACTED) for the (REDACTED) includes X total (REDACTED) of which X is an (REDACTED) and the (REDACTED) X (REDACTED). All (REDACTED) are paid as agreed with no (REDACTED) (REDACTED) shown. Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX-XX units and XX years (REDACTED).  (REDACTED)(REDACTED), the file contained asset statements with an ending balance of XXX,XXX.XX/XX,XXX.XX= XX.XX months (REDACTED) (REDACTED) post-closing in addition to the XXX,XXX.XX in (REDACTED) to the borrowing entity at closing..
																Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED) for the (REDACTED) i(REDACTED)ludes X total Xs of which X is an X and the other X X. All Xs are paid as agreed with no late payments shown. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX-XX units and XX years (REDACTED).  Further, the file contained asset statements with an ending bala(REDACTED)e of XXX,XXX.XX/XX,XXX.XX= XX.XX months (REDACTED) (REDACTED) post-closing in addition to the XXX,XXX.XX in Xto the borrowing X at closing.

Reviewer Comment (2022-02-24): Client to review.

Seller Comment (2022-02-16): This exception is for a X% X Exceptions based on m(REDACTED) X should be XX% and (REDACTED) presented at XX%. I would recommend we consider an exception on this transaction. The following positives should be considered:  The (REDACTED) for the (REDACTED) i(REDACTED)ludes X total Xs of which X is an X and the other X X. All Xs are paid as agreed with no late payments shown. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX-XX units and XX years (REDACTED).  Further, the file contained asset statements with an ending bala(REDACTED)e of XXX,XXX.XX/XX,XXX.XX= XX.XX months (REDACTED) (REDACTED) post-closing in addition to the XXX,XXX.XX in Xto the borrowing X at closing.

Reviewer Comment (2022-02-08): Per seller comment, pending/ reviewing.

Seller Comment (2022-02-03): reviewed/pending
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438818	(Redacted)			24382234			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided						Reviewer Comment (2022-01-14): Received operating agreement he(REDACTED)e exception is celared. Seller Comment (2022-01-13): The Operating Agreement provides proof of signing authority, Seller Comment (2022-01-13): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.	(Redacted)			1	A			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438818	(Redacted)			24428870			Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		per guides, (REDACTED) are to be XX days from the note date. #XXXX, #XXXX and #XXXX ends on X-XX-XX. Note date is X-XX-XX.
Reviewer Comment (2022-02-08): Only using X X that is sufficient.

Seller Comment (2022-02-03): There is one X, (REDACTED) of (REDACTED)a #XXXX dated XX/XX/XXXX that meets the requirements for document age and has a current bala(REDACTED)e of XXX,XXX.XX or XX.XX (REDACTED) (REDACTED). Please remove the exception.

Reviewer Comment (2022-01-18): Per guidelines: Documentation used to verify liquidity must be dated within XX days of the (REDACTED) ori(REDACTED)tion date (assest are over XX days), exception remains

Seller Comment (2022-01-13): Please recheck the guidelines, (REDACTED) statements should be no more than XX days from the Note Date; statements from X/XX/XXXXX are in (REDACTED)
																		(Redacted)			1	A			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438818	(Redacted)			24428943			Credit	Credit	Credit Eligibility	Credit	Borrower has	- (REDACTED) open (REDACTED)s which is less than the minimum required by guidelines.	Per guides, Minimum of X credit lines; minimum X active credit lines; at (REDACTED) X trade line with XX+ month rating and X lines must be rated for XX months and (REDACTED) be open or closed. Only X (REDACTED) on credit with less than XX months verification.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX. The (REDACTED) for the (REDACTED) includes X total (REDACTED) of which X is an (REDACTED) and the (REDACTED) X (REDACTED). All (REDACTED) are paid as agreed with no (REDACTED) (REDACTED) shown. Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX-XX units and XX years (REDACTED).  (REDACTED)(REDACTED), the file contained asset statements with an ending balance of XXX,XXX.XX/XX,XXX.XX= XX.XX months (REDACTED) (REDACTED) post-closing in addition to the XXX,XXX.XX in (REDACTED) to the borrowing entity at closing. Client elects to downgrade and waive. The (REDACTED) for the (REDACTED) includes X total (REDACTED) of which X is an (REDACTED) and the (REDACTED) X (REDACTED). All (REDACTED) are paid as agreed with no (REDACTED) (REDACTED) shown. Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX-XX units and XX years (REDACTED).  (REDACTED)(REDACTED), the file contained asset statements with an ending balance of XXX,XXX.XX/XX,XXX.XX= XX.XX months (REDACTED) (REDACTED) post-closing in addition to the XXX,XXX.XX in (REDACTED) to the borrowing entity at closing..
																Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED) for the (REDACTED) i(REDACTED)ludes X total Xs of which X is an X and the other X X. All Xs are paid as agreed with no late payments shown. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX-XX units and XX years (REDACTED).  Further, the file contained asset statements with an ending bala(REDACTED)e of XXX,XXX.XX/XX,XXX.XX= XX.XX months (REDACTED) (REDACTED) post-closing in addition to the XXX,XXX.XX in Xto the borrowing X at closing. Client elects to downgrade and waive.

Seller Comment (2022-02-16): Trade line allowable exception.  The (REDACTED) for the (REDACTED) i(REDACTED)ludes X total Xs of which X is an X and the other X X. All Xs are paid as agreed with no late payments shown. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX-XX units and XX years (REDACTED).  Further, the file contained asset statements with an ending bala(REDACTED)e of XXX,XXX.XX/XX,XXX.XX= XX.XX months (REDACTED) (REDACTED) post-closing in addition to the XXX,XXX.XX in Xto the borrowing X at closing.

Reviewer Comment (2022-02-08): Per seller comment, reviewing.

Seller Comment (2022-02-03): reviewed/pending
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216438819	(Redacted)			24429172			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.						Reviewer Comment (2022-03-10): XX/XX/XXXX Based on updated gu(REDACTED)(REDACTED)e. (REDACTED)n now use X for (REDACTED) if other assets in file. Other assets confirmed. Meets requirements. Seller Comment (2022-03-10): The proceeds of this refina(REDACTED)e provided XXXX,XXX.XX equivalent to XX.XX months of (REDACTED). Please clear this exception. Seller Comment (2022-02-02): reviewed/pending	(Redacted)			1	A			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216438819	(Redacted)			24801691			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs, original sales price, and documented cost of improvements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) of X.XX, XXX (REDACTED) (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-16): DSCR of X.XX, XXX (REDACTED) (REDACTED), XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Reviewer Comment (2022-03-16): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Seller Comment (2022-03-15): We agree we had a typo in our last response. The (REDACTED) prices for the underlying properties are   XXXK, XXXK, XXX,XXX, XXXK, XXXK, XXX,XXX + XXXK = XXXX,XXX.  XXXX,XXX (REDACTED) amount divided by XXXX,XXX The X is above the X% allowa(REDACTED)e of the guidelines at XXX% - we (REDACTED) reviewed the overall (REDACTED) risk of the file and we believe an exception is warranted. No rehab documentation is available although all appraisals indi(REDACTED)te rehab has been done. There is a X.XX DSCR, a (REDACTED) of  XXX and a leverage ratio of XX.XX% leaving XX.XX% in equity. Based on this we believe an exception to be reasonable.

Reviewer Comment (2022-03-14): XX/XX/XXXX Based on PP listed XXXK, XXXK, XXX,XXX, XXXK, XXXK, XXX,XXX + XXXK = XXXX,XXX. Unsure where XXXX,XXX (REDACTED)me from. XXXX,XXX (REDACTED) amount divided by XXXX,XXX = XXX.XX% X which is greater than the m(REDACTED) of XX%. Exception remains.

Seller Comment (2022-03-11): A review of the public records (REDACTED) prices for the X properties collateralizing this (REDACTED) returns the following: Bell XXXK (REDACTED) on X/XX/XX, XXXXX Forest XXXK (REDACTED) on X/XX/XX, Britta(REDACTED) XXX,XXX (REDACTED) on X/XX/XX, Rausch XXK (REDACTED) on XX/X/XX, XXXXX Forest XXXK (REDACTED) on XX/X/XX, XXXX Collidge XXX,XXX (REDACTED) on X/XX/XX and XXXX Stephens XXXK (REDACTED) on X/XX/XX for a TOTAL (REDACTED) PRICE OF XXXX,XXX base don just this fact alone versus a XXXX,XXX (REDACTED) amount the X is XX.XX and meets the underwriting guidelines - please remove this exception
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216438819	(Redacted)			25252756			Credit	Document Error	General	Document Error	Loan is cross collateralized and release provisions = No		Total Property Loan Amounts does not equal the original loan amount. Verify accurate loan amount is entered for each property. Total Property Loan Amounts: $(REDACTED); Original Loan Amount: $(REDACTED)								2	A			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216559685	(Redacted)			24087519			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided						Reviewer Comment (2021-12-23): Exception cleared Seller Comment (2021-12-22): OA	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216559685	(Redacted)			24087521			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided						Reviewer Comment (2021-12-28): provided Seller Comment (2021-12-23): cpl	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216559685	(Redacted)			24087531			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided						Reviewer Comment (2021-12-23): Exception cleared Seller Comment (2021-12-22): this was provided	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216559685	(Redacted)			24220053			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship was not provided	-	Missing status for personal (REDACTED).				Reviewer Comment (2021-12-23): Exception cleared Seller Comment (2021-12-22): (REDACTED) app	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216559685	(Redacted)			24730591			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2						Reviewer Comment (2022-03-04): XX/XX/XXXX CDA received. Buyer Comment (2022-03-02): CDA Reviewer Comment (2022-03-02): Client to load documents Reviewer Comment (2022-02-14): Client Elects to Waive. Secondary valuation product in file is a (REDACTED)(REDACTED) reco(REDACTED)iliation.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216559685	(Redacted)			24801792			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs, original sales price, and documented cost of improvements.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that includes XX (REDACTED) including X (REDACTED), X (REDACTED), and X (REDACTED). The (REDACTED) payment (REDACTED) consists of XXX successful (REDACTED) (REDACTED) (REDACTED) made. The file contained (REDACTED) with (REDACTED) of XXX,XXX.XX which appear to be a (REDACTED)/(REDACTED) (REDACTED) so included only XXX of those for XXX,XXX.XX (REDACTED) an (REDACTED) with (REDACTED) in the amount of XXX,XXX.XX for a total (REDACTED) considered of XXX,XXX.XX divided by XXXX.XX resulting in XX.XX (REDACTED) (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that i(REDACTED)ludes XX Xs i(REDACTED)luding X Xs, X (REDACTED), and X X. The X payment history consists of XXX successful X related payments made. The file contained assets with (REDACTED) Fina(REDACTED)e of XXX,XXX.XX which appear to be a stock/funds X so i(REDACTED)luded only XX% of those for XXX,XXX.XX plus an X with (REDACTED) in the amount of XXX,XXX.XX for a total assets considered of XXX,XXX.XX divided by XXXX.XX resulting in XX.XX (REDACTED) (REDACTED). Client elects to downgrade and waive.

Seller Comment (2022-02-23): The exception presented by the Lender was to allow the (REDACTED)lculated X of X.XXXXX when the m(REDACTED)imum per guidelines is (REDACTED) to .XX.  Although somewhat higher than guideline, the X varia(REDACTED)e is supported by the overall (REDACTED) strength of the (REDACTED) file. The appraisal outlines that the (REDACTED)chen was updated one to five years ago and the bathrooms were updated within the same timeline. The subject was noted in updated condition upon inspection by the appraiser. There are no receipts or documentation regarding the scope of work, etc. in the (REDACTED) file but comments from the appraiser and the interior/exterior photos support the improvements made. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that i(REDACTED)ludes XX Xs i(REDACTED)luding X Xs, X (REDACTED), and X X. The X payment history consists of XXX successful X related payments made. The file contained assets with (REDACTED) Fina(REDACTED)e of XXX,XXX.XX which appear to be a stock/funds X so i(REDACTED)luded only XX% of those for XXX,XXX.XX plus an X with (REDACTED) in the amount of XXX,XXX.XX for a total assets considered of XXX,XXX.XX divided by XXXX.XX resulting in XX.XX (REDACTED) (REDACTED). For these reasons, the i(REDACTED)reased X appears reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216559686	(Redacted)			24090600			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided		Closing Protection letter not provided.				Reviewer Comment (2021-12-28): provided Seller Comment (2021-12-23): cpl	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216559686	(Redacted)			24228289			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship was not provided	-					Reviewer Comment (2021-12-23): Exception cleared Seller Comment (2021-12-22): (REDACTED) app	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216559686	(Redacted)			24233726			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing on borrowing (REDACTED).				Reviewer Comment (2021-12-23): Exception cleared Seller Comment (2021-12-22): (REDACTED)	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216559686	(Redacted)			24730598			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2						Reviewer Comment (2022-03-04): XX/XX/XXXX CDA Received. Buyer Comment (2022-03-02): CDA Reviewer Comment (2022-03-02): Client to load documents Reviewer Comment (2022-02-14): Client Elects to Waive. Secondary valuation product in file is a (REDACTED)(REDACTED) reco(REDACTED)iliation.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216559686	(Redacted)			24801830			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs, original sales price, and documented cost of improvements.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX (REDACTED) including X (REDACTED), X (REDACTED), and X (REDACTED). The (REDACTED) had (REDACTED) dating back to XX/XXXX. (REDACTED) are (REDACTED) located in the (REDACTED) file in the amount og XXX,XXX.XX divided by XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. XX (REDACTED)	Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs i(REDACTED)luding X Xs, X (REDACTED), and X X. The (REDACTED) had (REDACTED) dating back to XX/XXXX. There are assets lo(REDACTED)ted in the (REDACTED) file in the amount og XXX,XXX.XX divided by XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. XX X. Client elects to downgrade and waive.

Seller Comment (2022-02-23): The exception presented by the Lender is to allow the X as (REDACTED)lculated at X.XXXX when the .XX is the guideline m(REDACTED)imum. The (REDACTED) price of the property in X/XX/XXXX for XXX,XXX. The comments from the appraiser show that the (REDACTED)chen and bathrooms were updated within X-XX years. The X above guideline requirements is somewhat supported by the overall merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs i(REDACTED)luding X Xs, X (REDACTED), and X X. The (REDACTED) had (REDACTED) dating back to XX/XXXX. There are assets lo(REDACTED)ted in the (REDACTED) file in the amount og XXX,XXX.XX divided by XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216559687	(Redacted)			24083352			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided						Reviewer Comment (2021-12-28): provided Seller Comment (2021-12-23): cpl	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	A	C	A			A	A			No
216559687	(Redacted)			24228466			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Appraisal (REDACTED) of public record does not match the (REDACTED) on the (REDACTED). (REDACTED) is (REDACTED).
Reviewer Comment (2022-03-31): Title is (REDACTED) in the borrowing X, exception cleared.

Reviewer Comment (2022-03-04): XX/XX/XXXX Awaiting updated doc.

Seller Comment (2022-03-02): requested Lender information regarding the (REDACTED) of record. Reviewed title and appraisal (REDACTED) not reflected on title work.

Reviewer Comment (2021-12-28): Appraisal effective date is XX-X-XX. Purchas date is X-X-XX. Over a year from the change. Appraisal to be corrected.

Seller Comment (2021-12-23): According to state records, Fine Restorations (REDACTED) this property from Da Property on X/X/XXXX

Reviewer Comment (2021-12-23): Page X subject section of the appraisal reflects (REDACTED) as Da property (REDACTED), exception remains.

Seller Comment (2021-12-22): Appraisal (REDACTED) is Fine Restorations (REDACTED), same as the borrower
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	A	C	A			A	A			No
216559687	(Redacted)			24228639			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship was not provided	-					Reviewer Comment (2021-12-23): Exception cleared Seller Comment (2021-12-22): (REDACTED) app	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	A	C	A			A	A			No
216559687	(Redacted)			24239102			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing on borrowing (REDACTED).				Reviewer Comment (2021-12-23): Exception cleared Seller Comment (2021-12-22): (REDACTED)	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	A	C	A			A	A			No
216559687	(Redacted)			24730676			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2						Reviewer Comment (2022-03-04): XX/XX/XXXX CDA received. Buyer Comment (2022-03-02): CDA Reviewer Comment (2022-03-02): Client to load documents Reviewer Comment (2022-02-14): Client Elects to Waive. Secondary valuation product in file is a (REDACTED)(REDACTED) reco(REDACTED)iliation.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	A	C	A			A	A			No
216559688	(Redacted)			24092283			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided						Reviewer Comment (2021-12-28): provided Seller Comment (2021-12-23): cpl	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216559688	(Redacted)			24092375			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided						Reviewer Comment (2021-12-23): Exception cleared. Seller Comment (2021-12-22): insura(REDACTED)e	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216559688	(Redacted)			24092652			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Track record documentation other than application is missing and is required based on guidelines.		Selection is not a sufficient proof of track record documentation. No proof of (REDACTED) on (REDACTED) and no track record (REDACTED) on file.				Reviewer Comment (2021-12-23): Exception cleared Seller Comment (2021-12-22): Property (REDACTED)agement questionnaire	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216559688	(Redacted)			24092786			Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.						Reviewer Comment (2021-12-23): Exception cleared Seller Comment (2021-12-22): insura(REDACTED)e	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216559688	(Redacted)			24092867			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of (REDACTED) does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) (REDACTED).	Minimum (REDACTED) is X.XX for lack of (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	XXX (REDACTED), XX.XX months of (REDACTED), client elects downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-04-04): XXX (REDACTED), XX.XX months of (REDACTED), client elects downgrade and waive.

Reviewer Comment (2022-04-04): Exception Explanation Updated from: (REDACTED)lculated Debt Service Coverage Ratio (Subject DSCR) of X.XX does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) X.XX.

Seller Comment (2022-03-31): (X) DSCR Exception: (REDACTED) re(REDACTED)lculated DSCR = X.XX

P&I = XX,XXX.XX
HOI = XXXX.XX
T(REDACTED) = XX,XXX.XX
(REDACTED) = XX,XXX.XX

Appraisal shows property (SFR) is (REDACTED).  No lease agreement provided.  Appraiser's rent analysis projects XX,XXX.XX monthly rent.

Data tape indi(REDACTED)tes that annual in-place rents are XXX,XXX.XX (XX,XXX.XX/mo.) and confirms the appraiser's analysis of mar(REDACTED)t rent XXX,XXX.XX annually.

Using the mar(REDACTED)t rent gets us to the X.XX DSCR (XX,XXX.XX / XX,XXX.XX).  If we were to use XX% of the mar(REDACTED)t rent due to the "(REDACTED)" status, DSCR would be even lower (XX,XXX.XX / XX,XXX.XX = X.XX).

Had (REDACTED) provided evide(REDACTED)e of rent, security deposit etc. if newly rented, DSCR would be X.XX (XX,XXX.XX / XX,XXX.XX).  (REDACTED) is XXX and the borrower brought XXXX,XXX.XX to closing and no reserve deficiet. An exception is reasonable.

Reviewer Comment (2022-03-04): XX/XX/XXXX Awaiting review and approval per seller comment.

Reviewer Comment (2021-12-23): Client to review.

Seller Comment (2021-12-22): This (REDACTED) was (REDACTED) by (REDACTED) with an exception as a no DSCR (REDACTED)
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216559688	(Redacted)			24106241			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		The (REDACTED) check is missing for the borrowing (REDACTED).				Reviewer Comment (2021-12-22): Exception cleared Seller Comment (2021-12-22): (REDACTED)	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216559688	(Redacted)			24238911			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship was not provided	-					Reviewer Comment (2021-12-23): Exception cleared. Seller Comment (2021-12-22): (REDACTED) app	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216559688	(Redacted)			24239060			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.		Per matrix, a X% deduction in (REDACTED) for (REDACTED)-time buyers, or less than X years (REDACTED).				Reviewer Comment (2021-12-23): Exception cleared. Seller Comment (2021-12-22): Property (REDACTED)agement questionnaire. borrower has (REDACTED)	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216559688	(Redacted)			24251209			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Shortfall coverage, per guidelines (REDACTED) (REDACTED) - "Causes of Loss - Special Form" or "All Risk" hazard (REDACTED) policy to the maximum (REDACTED) amount or (REDACTED), dwelling coverage XXXX,XXX.XX.				Reviewer Comment (2021-12-28): provided Seller Comment (2021-12-23): updated insura(REDACTED)e	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216559688	(Redacted)			24730683			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2						Reviewer Comment (2022-03-04): XX/XX/XXXX CDA received. Buyer Comment (2022-03-02): CDA Reviewer Comment (2022-03-02): Client to load documents Reviewer Comment (2022-02-14): Client Elects to Waive. Secondary valuation product in file is a (REDACTED)(REDACTED) reco(REDACTED)iliation.	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216559688	(Redacted)			24751549			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	Added X-XX-XX - A X% (REDACTED) deduction is added for a (REDACTED)-time (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	XXX (REDACTED), XX.XX months of (REDACTED), client elects downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-04-04): XXX (REDACTED), XX.XX months of (REDACTED), client elects downgrade and waive.

Reviewer Comment (2022-03-04): XX/XX/XXXX Client to review and approve.

Seller Comment (2022-02-25): The exception presented by the Lender is to allow the subject transaction at the su(REDACTED)tted XX% X when guideline m(REDACTED)imum for a new X is (REDACTED) to XX%. The subject property has been updated with a (REDACTED)chen remodel as well as bathroom updates. The exception to allow the higher X on the subject transaction appears reasonable based on the overall merits of the file i(REDACTED)luding the (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX. The (REDACTED) bureau has XX Xs rated i(REDACTED)luding X (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. There are assets for (REDACTED) documented in the (REDACTED) file in the amount of XXXX,XXX.XX, and when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. For these reasons, consideration of the exception to allow the higher X appears reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216559689	(Redacted)			24240757			Credit	1003	Missing Document	1003	Missing Lender's Initial 1003/Application.		Missing application for (REDACTED).				Reviewer Comment (2021-12-23): Exception cleared. Seller Comment (2021-12-22): (REDACTED) app	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216559689	(Redacted)			24242057			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided
Reviewer Comment (2022-02-23): Exception cleared.

Seller Comment (2022-02-21): PLEASE ES(REDACTED)LATE TO (REDACTED)AGEMENT.   There is no exception on this (REDACTED).  As previously stated, this (REDACTED) was ori(REDACTED)ted as an "in(REDACTED)d (REDACTED)" the reductions in X and DSCR were applied.   The (REDACTED) amount is XXXX,XXX.  The (REDACTED) price is XXXX,XXX. (supported by appraisal of XXXXXXX).  X is XX.XX%.  Guidelines allow XX%,  DSCR is X.XX vs a recommended of X.X.

Reviewer Comment (2021-12-28): Per (REDACTED) appli(REDACTED)tion provided under borrower info section, the borrower has at least X years (REDACTED) (REDACTED)aging properties. Track record not provided.

Seller Comment (2021-12-23): per guidelines, New (REDACTED)s (defined as having less than X years property (REDACTED)agement (REDACTED)) are per(REDACTED)tted with a X.XXx i(REDACTED)rease in DSCR and a X% reduction in X. Both DSCR and X meet guidelines with these adjustments
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216559689	(Redacted)			24245410			Credit	Credit	Credit Eligibility	Credit	Active Tradeline requirement not met.		Per guides, Minimum of X credit lines; minimum X active credit lines; at (REDACTED) X trade line with XX+ month rating and X lines must be rated for XX months and (REDACTED) be open or closed. Only X (REDACTED) meets (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Compensating factors - high (REDACTED) (X.XXx), low (REDACTED) (XXX)	Aggregator,Owner	Reviewer Comment (2022-02-23): (REDACTED)(REDACTED) factors - high DSCR (X.XXx), low X (XX%). Client elects to downgrade and waive. Buyer Comment (2022-02-23): Approved Reviewer Comment (2021-12-23): Client to review. Seller Comment (2021-12-22): (REDACTED)(REDACTED) factors - high DSCR (X.XXx), low X (XX%)			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216559689	(Redacted)			24730685			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		An Appraisal Risk Review or Collateral Desktop Analysis is required for review and has not been received with the documents provided. (REDACTED) provide the Appraisal Risk Review or Collateral Desktop Analysis.				Reviewer Comment (2022-03-03): XX/XX/XXXX CDA received and updated. Buyer Comment (2022-03-02): CDA Reviewer Comment (2022-03-02): Client to load documents Reviewer Comment (2022-02-14): Client Elects to Waive. Secondary valuation product in file is a (REDACTED)(REDACTED) reco(REDACTED)iliation.	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725234	(Redacted)			24532629			Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	-	(REDACTED) reported on (REDACTED)'s (REDACTED) with a balance of XXXXXX.XX with no payment plan. Guidelines require a payment plan with at (REDACTED) X months payments made before closing.	The qualifying (Redacted) on the loan is greater than the guideline minimum.	The (REDACTED) o(Redacted) is greater than the minimum required (REDACTED) o(Redacted). (REDACTED) of XXX with a (REDACTED) o(Redacted) and at (REDACTED) XXX (REDACTED) (REDACTED) is XXX equ(Redacted)REDACTED) (REDACT(Redacted).XX months of (REDACTED) (REDACTED) XX,(Redacted) in (REDACTED) out amount at settlement (X(Redacted) (REDACTED).	Owner,Aggregator	Reviewer Comment (2022-04-19): Client elects to waive using compensating factors. Seller Comment (2022-03-10): emailed Lender regarding the public record and requested additional documentation to ad(REDACTED)ess the issue effectively. Reviewer Comment (2022-02-23): Comment reflect pending. Will review upon receipt. Seller Comment (2022-02-21): reviewed/pending			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725234	(Redacted)			24532794			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) provided has no names listed on them. Provide a full (REDACTED) check for the (REDACTED) and (REDACTED) (REDACTED) with names listed.	The qualifying (Redacted) on the loan is greater than the guideline minimum.	The (REDACTED) o(Redacted) is greater than the minimum required (REDACTED) o(Redacted). (REDACTED) of XXX with a (REDACTED) o(Redacted) and at (REDACTED) XXX (REDACTED) (REDACTED) is XXX equ(Redacted)REDACTED) (REDACT(Redacted).XX months of (REDACTED) (REDACTED) XX,(Redacted) in (REDACTED) out amount at settlement (X(Redacted) (REDACTED).	Owner,Aggregator	Reviewer Comment (2022-04-19): OFAC is dated after Note date, client elects to downgrade and waive. Reviewer Comment (2022-04-19): Graded incorrectly. Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) for X and (REDACTED) uploaded, please clear Reviewer Comment (2022-02-14): (REDACTED)ssing for X only.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725234	(Redacted)			24532865			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing form (REDACTED)X for the Borrowing (REDACTED).	The qualifying (Redacted) on the loan is greater than the guideline minimum.	The (REDACTED) o(Redacted) is greater than the minimum required (REDACTED) o(Redacted). (REDACTED) of XXX with a (REDACTED) o(Redacted) and at (REDACTED) XXX (REDACTED) (REDACTED) is XXX equ(Redacted)REDACTED) (REDACT(Redacted).XX months of (REDACTED) (REDACTED) XX,(Redacted) in (REDACTED) out amount at settlement (X(Redacted) (REDACTED).	Owner,Aggregator	Reviewer Comment (2022-04-19): Client elects to downgrade and waive. Reviewer Comment (2022-04-19): Graded incorrectly. Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725234	(Redacted)			24802384			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs. Documented cost of improvements, used information from the application.	The qualifying (Redacted) on the loan is greater than the guideline minimum.	The (REDACTED) o(Redacted) is greater than the minimum required (REDACTED) o(Redacted). (REDACTED) of XXX with a (REDACTED) o(Redacted) and at (REDACTED) XXX (REDACTED) (REDACTED) is XXX equ(Redacted)REDACTED) (REDACT(Redacted).XX months of (REDACTED) (REDACTED) XX,(Redacted) in (REDACTED) out amount at settlement (X(Redacted) (REDACTED).	Owner,Aggregator
Reviewer Comment (2022-03-21): (REDACTED) of XXX with a DSCR of X.XX and at this XX% X there is XX% equity. (REDACTED)d X. X.XX months of (REDACTED) plus XX,XXX.XX in X amount at settlement (XXXX.XX (REDACTED)). Client elects to downgrade and waive.

Seller Comment (2022-03-18): This (REDACTED) was ori(REDACTED)lly ori(REDACTED)ted to (REDACTED)(REDACTED) Guidelines  and an X test was not required. An X exception on this asset is reasonable. as the (REDACTED) has (REDACTED) dating back to XXXX and has a qualifying (REDACTED) of XXX with a DSCR of X.XX and at this XX% X there is XX% equity.

Reviewer Comment (2022-02-23): Will review upon receipt.

Seller Comment (2022-02-21): review/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725235	(Redacted)			24533006			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided			The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Appraisal is dated XXX days prior to origination, CDA is XX days and within the timeframe. XX variance between the (REDACTED). R/T (REDACTED), so no (REDACTED)(REDACTED) or (REDACTED) out consideration. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-23): Per (REDACTED)s fee(REDACTED)ck. (REDACTED) is on joint X to show (REDACTED)'s liquidity, nothing related to the (REDACTED). Client request to waive. Seller Comment (2022-02-21): review/pending			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725235	(Redacted)			24548139			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Appraisal is dated XXX days prior to origination, CDA is XX days and within the timeframe. XX variance between the (REDACTED). R/T (REDACTED), so no (REDACTED)(REDACTED) or (REDACTED) out consideration. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725235	(Redacted)			24549272			Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	-	Valuation Report Date: XX/XX/XXXX: Valuation effective date or Report date is more than XXX days prior to the Note Date or Notary Date.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Appraisal is dated XXX days prior to origination, CDA is XX days and within the timeframe. XX variance between the (REDACTED). R/T (REDACTED), so no (REDACTED)(REDACTED) or (REDACTED) out consideration. Client approves the down grade.	Aggregator,Owner
Reviewer Comment (2022-02-23): CDA is XX days and within the timeframe. X% varia(REDACTED)e between the (REDACTED). R/T refina(REDACTED)e, so no (REDACTED) or X consideration. Client approves the down grade.

Reviewer Comment (2022-02-23): We use the effective date, over XXX days old, exception remains.

Seller Comment (2022-02-21): (REDACTED)'s exception is u(REDACTED)lear.   Both the Appraisal report and the valuation report are within the requiredXXX days of the XX/XX/XXXX ori(REDACTED)tion date.   The appraisal is
"Signed and Dated X/XX/XXXX" per the signature page.  This date meets the requirements of the guidelines.  The appraiser inspected the property on X/XX/XXXX but the date the appraiser signed the report is the date used by the guidelines.   The CDA conducted on X/X/XXXX was always within the allowable XXX days.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725235	(Redacted)			24549310			Credit	Guideline	Guideline Issue	Guideline	Aged document: Asset Account date is more than 90 days prior to Closing.	-	(REDACTED) (REDACTED)a (REDACTED) (REDACTED) Number: XXXX is more than XX days prior to the Note date	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Appraisal is dated XXX days prior to origination, CDA is XX days and within the timeframe. XX variance between the (REDACTED). R/T (REDACTED), so no (REDACTED)(REDACTED) or (REDACTED) out consideration. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-23): One of (REDACTED) (REDACTED) (REDACTED) statement Xs that has a most recent bala(REDACTED)e of XXXX.XX. Other X within the guideline ti(REDACTED)ng (XXX.XK bal) contributes to XX.XX months of (REDACTED), (REDACTED) (REDACTED) is XXX / XXX / XXX. Client elects to downgrade and waive. Seller Comment (2022-02-21): reviewed/ pending			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725235	(Redacted)			24564122			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "all". provide detailed search for the (REDACTED) and (REDACTED).				Reviewer Comment (2022-02-03): Exception cleared.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725235	(Redacted)			24698992			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED) - used XXX,XXX for (REDACTED)(REDACTED) price from application and X (REDACTED) listed on application - (REDACTED) XXX.XXX%	The representative FICO score exceeds the guideline minimum by at least 40 points.	The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by the (REDACTED) (REDACTED) which contained a total of XX (REDACTED) with X (REDACTED), X (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) available for (REDACTED) documented in the file is XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX.	Aggregator,Owner
Reviewer Comment (2022-03-09): The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by the (REDACTED) bureau which contained a total of XX Xs with X Xs, X (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The assets available for (REDACTED) documented in the file is XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX.Client elects to downgrade and waive.

Seller Comment (2022-03-08): The exception presented by the Lender is to allow the X as (REDACTED)lculated at X.XX when the guideline (REDACTED)ts the X to a m(REDACTED)imum of .XX. Although the file did not contain a scope of work or receipts to outline the improvements made, and thus the X (REDACTED)nnot be properly (REDACTED)lculated, the appraisal does reflect that the (REDACTED)chen was remodeled in less than a year as were the bathrooms. The subject property is in good condition with less than typi(REDACTED)l depreciation. Consideration of an exception appears reasonable based on the overall merits of the (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by the (REDACTED) bureau which contained a total of XX Xs with X Xs, X (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The assets available for (REDACTED) documented in the file is XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX.

Seller Comment (2022-02-21): reviewed/pending

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725236	(Redacted)			24531561			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing fully executed (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XXX month vs X.	Aggregator,Owner	Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725236	(Redacted)			24532244			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For (REDACTED)(REDACTED) with a (REDACTED) range of XXX-XXX, max (REDACTED) is XX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XXX month vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX total Xs of which X were X, X were (REDACTED), and X were edu(REDACTED)tion related Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report contained XXX successful X related payments made. The file contains documented assets of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. The subject (REDACTED) transaction DSCR is X.XX.

Reviewer Comment (2022-03-04): Per client comment - The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX total Xs of which X were X, X were (REDACTED), and X were edu(REDACTED)tion related Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report contained XXX successful X related payments made. The file contains documented assets of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. The subject (REDACTED) transaction DSCR is X.XX.

Seller Comment (2022-03-02): The exception presented by the Lender is to allow the X as su(REDACTED)tted. The subject transaction is a X refina(REDACTED)e of an (REDACTED) property with a (REDACTED) (REDACTED) of XXX and should be (REDACTED) to a m(REDACTED)imum X of XX%. The (REDACTED) was su(REDACTED)tted at XX%. The overall merits of the file support consideration of an exception to allow the X% X exception. The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX total Xs of which X were X, X were (REDACTED), and X were edu(REDACTED)tion related Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report contained XXX successful X related payments made. The file contains documented assets of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. The subject (REDACTED) transaction DSCR is X.XX.

Seller Comment (2022-02-21): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725236	(Redacted)			24565079			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "all". Provide a detailed search for the (REDACTED) and (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XXX month vs X.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): Richmond (REDACTED) (REDACTED) uploaded, please clear exception Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725236	(Redacted)			24773636			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - (REDACTED) is XXX.XX%, max (REDACTED) is XX%. (REDACTED) amount XXXX,XXX/XXX,XXX (Previous (REDACTED)(REDACTED) price listed as per appraisal) = XXX.XX%. (Acquisition of underlying (REDACTED) is within XX months will be capped at +X% from (REDACTED) cap dropped from XX% to XX%). We are missing prior closing (REDACTED) (REDACTED) is no documentation of any improvements made to properties.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XXX month vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX total Xs of which X were X, X were (REDACTED), and X were edu(REDACTED)tion related Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report contained XXX successful X related payments made. The file contains documented assets of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. The subject (REDACTED) transaction DSCR is X.XX.

Reviewer Comment (2022-03-04): Per client comment - The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX total Xs of which X were X, X were (REDACTED), and X were edu(REDACTED)tion related Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report contained XXX successful X related payments made. The file contains documented assets of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. The subject (REDACTED) transaction DSCR is X.XX.

Seller Comment (2022-03-02): The exception presented by the Lender is to allow the X as su(REDACTED)tted at X.XXXX when the guideline m(REDACTED)imum is .XX. The (REDACTED) price, according to the appraisal in the (REDACTED) file, is XXXX,XXX and the note amount is XXXX,XXX. XXXX,XXX/XXXX,XXX would result in an X of X.XXXX. However, although the improvements and/or scope of work was not provided in the (REDACTED) file su(REDACTED)ssion, the comments from the appraiser clearly outline improvements made. According to the appraisal comments, the (REDACTED)chen was updated in less than one year as were the bathrooms. Consideration of an exception to allow the X as presented appear reasonable based on the merits of the file. The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX total Xs of which X were X, X were (REDACTED), and X were edu(REDACTED)tion related Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report contained XXX successful X related payments made. The file contains documented assets of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. The subject (REDACTED) transaction DSCR is X.XX.

Seller Comment (2022-02-21): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725237	(Redacted)			24549385			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "all". provide a detailed search for the (REDACTED) and (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): Ever(REDACTED) DE (REDACTED) uploaded, please clear exception Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725237	(Redacted)			24549407			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing signed (REDACTED)X.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725239	(Redacted)			24533907			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide fully executed form (REDACTED)X for the (REDACTED) (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725239	(Redacted)			24533921			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide clear (REDACTED) for the (REDACTED) (REDACTED) & the (REDACTED). Search (REDACTED) "all" and not detailed search.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.

The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is supported by the data on the (REDACTED) (REDACTED) (REDACTED). The file contains X (REDACTED) and X (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The subject property will be (REDACTED). The (REDACTED) has X properties listed on the property (REDACTED) (REDACTED) form, with (REDACTED) dating back to XXXX. The file contained a (REDACTED) (REDACTED) (REDACTED) with XXX.XX. The (REDACTED) to borrower at closing was XX,XXX.XX and when considering both, the results would be X.XXXX months of (REDACTED) (REDACTED) post-closing. XX (REDACTED).
																Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Seller Comment (2022-02-15): XXXX Cottage & XXXX Elmley (REDACTED) (REDACTED) has been uploaded, please clear

Seller Comment (2022-02-14): uploaded (REDACTED) for XXXX Cottage & XXXX Elmley (REDACTED)

Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725239	(Redacted)			24802476			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs. Documented cost of improvements, used information from the application.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is supported by the data on the (REDACTED) (REDACTED) (REDACTED). The file contains X (REDACTED) and X (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The subject property will be (REDACTED). The (REDACTED) has X properties listed on the property (REDACTED) (REDACTED) form, with (REDACTED) dating back to XXXX. The file contained a (REDACTED) (REDACTED) (REDACTED) with XXX.XX. The (REDACTED) to borrower at closing was XX,XXX.XX and when considering both, the results would be X.XXXX months of (REDACTED) (REDACTED) post-closing. XX (REDACTED).
																Aggregator,Owner
Reviewer Comment (2022-02-24): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is supported by the data on the (REDACTED) bureau report. The file contains X X and X (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The subject property will be (REDACTED)(REDACTED)aged. The (REDACTED) has X properties listed on the property (REDACTED)agement (REDACTED) form, with (REDACTED) dating back to XXXX. The file contained a (REDACTED) business X with XXX.XX. The Xto borrower at closing was XX,XXX.XX and when considering both, the results would be X.XXXX months of (REDACTED) (REDACTED) post-closing. XX X. Client elects to downgrade and waive.

Reviewer Comment (2022-02-24): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Seller Comment (2022-02-24): The exception presented by the Lender was to allow the X as su(REDACTED)tted for the (REDACTED) file. I do not agree with (REDACTED) (REDACTED)lculation of the X. According to the appraisal report, the (REDACTED) price of the property on XX/XX/XXXX was XXX,XXX plus the improvements reflected on the appli(REDACTED)tion in the amount of XXX,XXX would be a total acquisition of XXX,XXX. The note amount is XXX,XXX divided by the XXX,XXX would result in an X of X.XXXX. However, the X still exceeds the guideline m(REDACTED)imum for the transaction of .XX. The overall merits of the file support consideration of an exception to this varia(REDACTED)e. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is supported by the data on the (REDACTED) bureau report. The file contains X X and X (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The subject property will be (REDACTED)(REDACTED)aged. The (REDACTED) has X properties listed on the property (REDACTED)agement (REDACTED) form, with (REDACTED) dating back to XXXX. The file contained a (REDACTED) business X with XXX.XX. The Xto borrower at closing was XX,XXX.XX and when considering both, the results would be X.XXXX months of (REDACTED) (REDACTED) post-closing. For these reasons, the X exception appears reasonable.

Seller Comment (2022-02-21): review/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725240	(Redacted)			24533882			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Flood insurance coverage amount is insufficient.		(REDACTED) (REDACTED) has a coverage shortfall of XXX,XXX.XX
Reviewer Comment (2022-03-11): Estimated building replacement cost on flood policy is XXXX,XX.XX, exception cleared.

Reviewer Comment (2022-03-11): XX/XX/XXXX M(REDACTED) flood policy coverage available is XXXXK. Current flood policy coverage is XXXXK. Replacement cost and (REDACTED) amount is greater than XXXXK so XXXXK coverage is required and currently short XXXK. No doc as page XXX shows insura(REDACTED)e. All insura(REDACTED)e for flood coverage in file is short. Exception remains.

Seller Comment (2022-03-11): Correction - Flood Binder Policy Received and is found beginning  on Clarity Page XXX. The policy is based on replacement cost coverage and it is listed as XXXK the note amount is XXXX,XXX this exception should be cleared.

Seller Comment (2022-03-11): Await flood policy from (REDACTED)(REDACTED)

Reviewer Comment (2022-02-23): The flood appli(REDACTED)tion reflects XXXXK. The actual flood declarations page reflects XXXXK. Exception remains.

Seller Comment (2022-02-21): The replacement cost shown on page (REDACTED) of the flood insura(REDACTED)e binder shows replacement cost of XXXX,XXX and the note amount is XXXX,XXX. Please remove the exception.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216725240	(Redacted)			24534077			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		(REDACTED) is in a (REDACTED) (REDACTED) (REDACTED). No post (REDACTED) inspection document on file to determine whe(REDACTED) (REDACTED) was affected by (REDACTED) or not.				Reviewer Comment (2022-02-08): Document Provided, he(REDACTED)e exception cleared. Buyer Comment (2022-02-04): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216725240	(Redacted)			24534386			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		No (REDACTED) on file for both (REDACTED). (REDACTED) should not be more than XX days old from note date. (REDACTED) conditions (REDACTED) be added after review of the credit repot.				Reviewer Comment (2022-03-11): XX/XX/XXXX (REDACTED) reports received. Seller Comment (2022-03-11): (REDACTED) reports for both (REDACTED) attached Reviewer Comment (2022-03-07): XX/XX/XXXX Background check reports uploaded which were already in file. (REDACTED) reports are still (REDACTED)ssing. Exception remains. Buyer Comment (2022-03-02): Clear Reports Uploaded Reviewer Comment (2022-02-23): Per seller comment, reviewing. Seller Comment (2022-02-21): reviewed/pending	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216725240	(Redacted)			24534398			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing form (REDACTED)X for the (REDACTED) (REDACTED).	Borrower's Experience/Track Record	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) of X.XX, (REDACTED) (REDACTED) from (REDACTED) (REDACTED) of XXX and XXX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216725240	(Redacted)			24566172			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Guides require X months (REDACTED) when the (REDACTED) is within the max listed on the guide matrix.
Reviewer Comment (2022-03-11): XX/XX/XXXX Based on updated gu(REDACTED)(REDACTED)e. (REDACTED)n now use X for (REDACTED) if other assets in file. Other assets confirmed. Meets requirements.

Seller Comment (2022-03-11): Regarding the (REDACTED) requirement for the (REDACTED) the borrower has documentation evide(REDACTED)ing XX.XX months (X.XX months form asset statements and an additional XX months based on the X proceeds received of XXXX,XXX.XX at closing). Guidelines do not prohibit the use of X - please remove this exception.

Reviewer Comment (2022-02-23): Per seller comment, reviewing.

Seller Comment (2022-02-21): review/pending
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216725240	(Redacted)			24566173			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative (REDACTED) score of (REDACTED) is less than Guideline representative (REDACTED) score of (REDACTED).	Missing the (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) of X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-03-15): DSCR of X.XX, XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-15): This exception should not yet be on the (REDACTED) as the (REDACTED) report was not yet su(REDACTED)tted to (REDACTED). The (REDACTED) reports were loaded today and based upon our review the qualifying (REDACTED) was XXX - with this (REDACTED), generally our guidelines would allow a XX% X - adding this to the buyer que to deter(REDACTED)ne if (REDACTED) would li(REDACTED) to proceed with an X exception of XX% the (REDACTED)(REDACTED) factors is that co-borrower (REDACTED) is XXX, there is still XX% equity in the property even at this X level, the property has a X.XX DSCR

Reviewer Comment (2022-03-11): Exception Explanation Updated from: Representative (REDACTED) (REDACTED) of  is less than Guideline representative (REDACTED) (REDACTED) of XXX.

Reviewer Comment (2022-03-11): XX/XX/XXXX Client to review and approve (REDACTED)(REDACTED) factors to waive. (REDACTED) XXX and (REDACTED)nimum (REDACTED) for X for X is XXX.

Seller Comment (2022-03-11): This exception should not yet be on the (REDACTED) as the (REDACTED) report was not yet su(REDACTED)tted to (REDACTED). The (REDACTED) reports were loaded today and based upon our review the qualifying (REDACTED) was XXX - with this (REDACTED), generally our guidelines would allow a XX% X - adding this to the buyer que to deter(REDACTED)ne if (REDACTED) would li(REDACTED) to proceed with an X exception of XX% the (REDACTED)(REDACTED) factors is that co-borrower (REDACTED) is XXX, there is still XX% equity in the property even at this X level, the property has a X.XX DSCR

Reviewer Comment (2022-02-23): Per seller comment, reviewing.

Seller Comment (2022-02-21): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216725240	(Redacted)			24750790			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - (REDACTED) is XXX.XX%, max (REDACTED) is XX%. (REDACTED) amount XXXX,XXX/XXXX,XXX (Previous (REDACTED)(REDACTED) price XXXXK per appraisal) = XXX.XX%. (Acquisition of underlying (REDACTED) is within XX months will be capped at +X% from (REDACTED) cap dropped from XX% to XX%). We are missing prior closing (REDACTED) (REDACTED) is no documentation of any improvements made to properties.	Borrower's Experience/Track Record	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) of X.XX, (REDACTED) (REDACTED) from (REDACTED) (REDACTED) of XXX and XXX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Owner,Aggregator
Reviewer Comment (2022-03-16): DSCR of X.XX, (REDACTED) (REDACTED)s from (REDACTED) (REDACTED) of XXX and XXX, XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-15): This (REDACTED) was ori(REDACTED)lly underwritten to (REDACTED)(REDACTED)s guidelines and they did not require the same X test. We agree that the  (REDACTED) price for the property was XXXX,XXX and that the new (REDACTED) amount is XXXX,XXX. There is also +XX,XXX.XX evide(REDACTED)ed in rehab but  it is quite clear signifi(REDACTED)ntly more was spent by the visual inspection of the initial listing and the current pictures of the property (Loaded to Clarity)  A review of the files appraisal indi(REDACTED)tes that the property was initially (REDACTED) on X/XX/XX for XXXX,XXX  the appraisal further states on the clarity image page XXX that the property has been renovated to EXCELLENT CONDITION. The current value of the property is XXXK and (REDACTED) amount is XXX,XXX he(REDACTED)e the X is XX and meets guidelines and although the X is in excess of the allowa(REDACTED)e we believe it reasonable based on the initial condition of this property vs its condition today  X.XX DSCR and XX% X provides XX% equity and reasonable (REDACTED) risk

Reviewer Comment (2022-03-11): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Reviewer Comment (2022-03-11): XX/XX/XXXX Appraisal indi(REDACTED)tes (REDACTED) price as XXXXK - previous comment updated to accurately reflect (REDACTED) price per appraisal - revised (REDACTED)lculations which initially i(REDACTED)luded correct ori(REDACTED)l PP but now updated to add HUD CC are: XXXX,XXX (REDACTED) amount divided by XXXX,XXX PP + XXX,XXX.XX HUD CC = XXX% X and m(REDACTED) X is XX%. Exception (REDACTED)nnot be removed. Provide (REDACTED)(REDACTED) factors if looking to waive. Exception remains.

Seller Comment (2022-03-11): A review of the files appraisal indi(REDACTED)tes that the property was initially (REDACTED) on X/XX/XX for XXXX,XXX  the appraisal further states on the clariuty image page XXX that the property has been renovated to EXCELLENT CONDITION. The current value of the property is XXXK and (REDACTED) amount is XXX,XXX he(REDACTED)e the X is XX and meets guidelines. This exception should be removed.

Reviewer Comment (2022-02-23): Per seller comment, reviewing.

Seller Comment (2022-02-21): reviewed/pending

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216725241	(Redacted)			24551741			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725241	(Redacted)			24551944			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	(REDACTED) is dated XXX days prior to the note date. Credit to be within XX days form the note.				Reviewer Comment (2022-02-15): Exception cleared. Seller Comment (2022-02-15): (REDACTED) Report provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725241	(Redacted)			24564306			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "all". provide detailed search for the (REDACTED) and (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-15): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): Rebec(REDACTED) Moore as (REDACTED)ee of XXX Onset (REDACTED) Realty (REDACTED) dated June X, XXXX Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725241	(Redacted)			24699641			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED) - used XXX,XXX for (REDACTED)(REDACTED) price from appraisal and X (REDACTED) listed on application - (REDACTED) XXX.XXX%	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears supported by the data on the (REDACTED) (REDACTED) which contained a total of XX (REDACTED) of which X were (REDACTED) (REDACTED), X were (REDACTED). The (REDACTED) had (REDACTED) dating back to XX/XXXX. (REDACTED) were XXX successful (REDACTED) (REDACTED) (REDACTED) shown on the (REDACTED). The file contained (REDACTED) with (REDACTED) (REDACTED) of (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. (REDACTED) XX.XX	Aggregator,Owner
Reviewer Comment (2022-02-24): Client elects to downgrade and waive. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears supported by the data on the (REDACTED) report which contained a total of XX Xs of which X were X related, X were X. The (REDACTED) had (REDACTED) dating back to XX/XXXX. There were XXX successful X related payments shown on the report. The file contained assets with The Cooperative (REDACTED) of (REDACTED)pe Cod in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. X XX.XX

Reviewer Comment (2022-02-24): Client elects to downgrade and waive.

Reviewer Comment (2022-02-24): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears supported by the data on the (REDACTED) report which contained a total of XX Xs of which X were X related, X were X. The (REDACTED) had (REDACTED) dating back to XX/XXXX. There were XXX successful X related payments shown on the report. The file contained assets with The Cooperative (REDACTED) of (REDACTED)pe Cod in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. X XX.XX

Seller Comment (2022-02-24): The exception presented by the Lender is to allow the X as su(REDACTED)tted when guideline (REDACTED)ts the X to .XX.  The subject property was (REDACTED) in (REDACTED) of XXXX as a pre-foreclosure and in need of repair. According to the comments from the appraiser on page one of the appraisal report, the (REDACTED)chen was remodeled less than one year ago as were bathrooms. The subject dwelling is a X b(REDACTED)oom X bath cottage and is in good overall condition. The subject has undergone a (REDACTED)lete remodel with (REDACTED)chen and baths, new (REDACTED)ywall and interior paint, new la(REDACTED)nate flooring and (REDACTED)rpet, new warm air furnace and central AC. There was also new electri(REDACTED)l, plumbing, insulation and granite counterto(REDACTED) in the (REDACTED)chen. Given the extent of the renovation per the appraisal, using the (REDACTED) price is not a true reflection of the property status. The more logi(REDACTED)l (REDACTED)lculation would be to utilize the payoff to (REDACTED) in the amount of XXXX,XXX. In that (REDACTED)se, the note of XXXX,XXX divided by this amount would result in an X (REDACTED)lculation of X.XXXX. While still higher than guideline, the overall merits of the file support consideration of an exception. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears supported by the data on the (REDACTED) report which contained a total of XX Xs of which X were X related, X were X. The (REDACTED) had (REDACTED) dating back to XX/XXXX. There were XXX successful X related payments shown on the report. The file contained assets with The Cooperative (REDACTED) of (REDACTED)pe Cod in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. For these reasons, consideration of an X exception appears reasonable.

Seller Comment (2022-02-21): reviewed/pending

Seller Comment (2022-02-21): review/pending

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725242	(Redacted)			24549860			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing signed (REDACTED)X, signed by (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725242	(Redacted)			24550124			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Need (REDACTED) for (REDACTED), and (REDACTED). (REDACTED) in file is not acceptable, search was for all.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED)s (REDACTED) uploaded, please clear exception Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725242	(Redacted)			24802950			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs, original sales price, and documented cost of improvements. The appraisal shows a prior sales price of XXXX. The date matches a prior HUD in the file, but the HUD provided appears to be for a cash-ou(REDACTED).
Reviewer Comment (2022-02-23): Rate and Term: No X (REDACTED)lculation after XX months.

Seller Comment (2022-02-21): NO X (REDACTED)LCULATION IS REQUIRED - Please clear this exception.   The subject (REDACTED) is a Rate and Term refina(REDACTED)e and closed on XX/XX/XXXX.  The property has been owned for XX months.  An X (REDACTED)lculation is not required on a Rate and Term refina(REDACTED)e after XX months.   Page XX of the background check verifies that the property was (REDACTED) by the (REDACTED) from the Secretary of HUD on X/XX/XXXX; the same background report shows the property title transferred to the (REDACTED) in X/XXXX.  The closing statement of X/XXXX showing this transfer is contained in the (REDACTED) file, (the fee for the deed transfer appears under "(REDACTED)scellaneous" on the settlement statement.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725243	(Redacted)			24566896			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) form for the (REDACTED).	Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725243	(Redacted)			24566965			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "all". Provide a detailed search for the (REDACTED) and (REDACTED).	Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months vs X.	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED)fish (REDACTED) Group (REDACTED) uploaded, please clear exception Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725243	(Redacted)			24802977			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs and documented cost of improvements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Over XX months vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs of which X are Xs and XX are (REDACTED) (REDACTED) Xs. Additionally, there are X Xs shown on the report. The X payment history reflects XXX successful X related payments made. XX.X months of (REDACTED) (REDACTED) post-closing. DSCR is X.XX

Reviewer Comment (2022-03-04): Per client comment - The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs of which X are Xs and XX are (REDACTED) (REDACTED) Xs. Additionally, there are X Xs shown on the report. The X payment history reflects XXX successful X related payments made. XX.X months of (REDACTED) (REDACTED) post-closing. DSCR is X.XX

Seller Comment (2022-02-24): The exception presented by the Lender was to allow the X as su(REDACTED)tted. The (REDACTED)lculation of the X by (REDACTED) at X.XXXXX utilized the (REDACTED) price paid for the property on X/XX/XXXX in the amount of XXX,XXX.  Comments from the appraiser outlined that the (REDACTED) was a distress sale whereby the borrower (REDACTED) a heavily damaged home after Hurri(REDACTED)ne (REDACTED)chael in XXXX, one in need of (REDACTED)lete remodel. Also in the comments from the appraiser was the fact that the subject is now a (REDACTED)letely remodeled home with all new features i(REDACTED)luding (REDACTED)chen, bathrooms, etc. The photos of the property ta(REDACTED)n following Hurri(REDACTED)ne (REDACTED)chael are i(REDACTED)luded as a link following this narrative, as a "before" repa(REDACTED)/improvements to the property. See the link for "before repair photos". (REDACTED) XXXXX_MXXXXX-XXXXX
The appraisal clearly supports the extensive renovations required i(REDACTED)luding roof, wa(REDACTED), flooring, etc. Given the level of rehab required, (REDACTED)lculation of the X in this (REDACTED)se (REDACTED)nnot be done accurately. However, even if there had not been verifiable improvements made, the overall merits of the file support the consideration of an exception to the X requirements. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs of which X are Xs and XX are (REDACTED) (REDACTED) Xs. Additionally, there are X Xs shown on the report. The X payment history reflects XXX successful X related payments made. The file contained assets with F(REDACTED)t (REDACTED) (REDACTED) in the amount of XXX,XXX.XX divided by (REDACTED) of XX,XXX.XX result in XX.XX months of (REDACTED) (REDACTED) post-closing.

Seller Comment (2022-02-21): reviewed/ pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725244	(Redacted)			24462865			Credit	Credit	Credit Documentation	Credit	Background check is missing.		Missing for the (REDACTED).				Reviewer Comment (2022-01-27): Provided Seller Comment (2022-01-25): The background report for the (REDACTED) has been uploaded for your review and consideration. Please remove this exception.	(Redacted)			1	A			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216725244	(Redacted)			24462944			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) for the borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. Over XX months (REDACTED) vs X months.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216725244	(Redacted)			24751837			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing the (REDACTED)(REDACTED) date and amount.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is XXX vs XXX. (REDACTED) is X.XX vs X.XX We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. Over XX months (REDACTED) vs X months.	Aggregator,Owner Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-01): Client elects to waive using (REDACTED)(REDACTED) factors.

Reviewer Comment (2022-03-01): Per client comment - The X is XX.  The properties are in (REDACTED)rage condition but no evide(REDACTED)e of major improvements; the appraiser indi(REDACTED)tes adequate maintena(REDACTED)e and periodic improvements.   The (REDACTED) (REDACTED) (REDACTED) is XXX (vs XXX guideline requirement) DSCR is X.XX.  Borrower has XXX,XXX in (REDACTED) equal to XX.X months exclusive of X proceeds.

Seller Comment (2022-02-24): RECOMMEND AN EXCEPTION - There are three properties on this blan(REDACTED)t (REDACTED); owned si(REDACTED)e XXXX,XXXX and XXXX; currently owned free and clear.   The X is XX%.  The properties are in (REDACTED)rage condition but no evide(REDACTED)e of major improvements; the appraiser indi(REDACTED)tes adequate maintena(REDACTED)e and periodic improvements.   The (REDACTED) (REDACTED) (REDACTED) is XXX (vs XXX guideline requirement) DSCR is X.XX.  Borrower has XXX,XXX in (REDACTED) equal to XX.X months exclusive of X proceeds.  .

Seller Comment (2022-02-21): Reviewed/ pending.
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216725245	(Redacted)			24534626			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide a clear (REDACTED) for the (REDACTED) (REDACTED) & the (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Owner Aggregator,Owner Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-14): (REDACTED) (REDACTED) Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725245	(Redacted)			24534629			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed Form (REDACTED)X for the (REDACTED) (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725247	(Redacted)			24535202			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	Per guidelines (REDACTED) should be no more than XX days from note date.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. The property was (REDACTED)(REDACTED) in X/XXXX for XXX,XXX and has been owned for XX months, The appraisal mentions no recent renovations/improvements and none are readily evident in the photos. Revised (REDACTED) is X.X. The (REDACTED) is X.XX and the borrower has XXX months in (REDACTED) (REDACTED) (REDACTED) of the (REDACTED) out (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-02-24): (REDACTED) report was re-run but the note date is XX/X and the (REDACTED) report date XX/X - X days after execution of the note. No Material differe(REDACTED)es in (REDACTED) and the (REDACTED) (REDACTED) actually i(REDACTED)reased from XXX to XXX. Client approves the down grade.

Seller Comment (2022-02-23): Initial (REDACTED) report provided on this (REDACTED) was XXX days old and outside of the XX day Age allowa(REDACTED)e of our guidelines. (REDACTED) was able to provide a (REDACTED) report that was re-run but the note date is XX/X and the (REDACTED) report date XX/X - X days after execution of the note. No Material differe(REDACTED)es in (REDACTED) and the (REDACTED) (REDACTED) actually i(REDACTED)reased from XXX to XXX - Buyer to review es(REDACTED)lation

Seller Comment (2022-02-23): (REDACTED) report attached

Seller Comment (2022-02-22): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725247	(Redacted)			24551585			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) in name of (REDACTED) (REDACTED) and (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. The property was (REDACTED)(REDACTED) in X/XXXX for XXX,XXX and has been owned for XX months, The appraisal mentions no recent renovations/improvements and none are readily evident in the photos. Revised (REDACTED) is X.X. The (REDACTED) is X.XX and the borrower has XXX months in (REDACTED) (REDACTED) (REDACTED) of the (REDACTED) out (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): XXX Monroe (REDACTED) (REDACTED) uploaded, please clear exception Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X. Reviewer Comment (2022-02-11): (REDACTED)ssing on borrowing X only, received for (REDACTED).			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725247	(Redacted)			24551591			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED)X from (REDACTED) (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. The property was (REDACTED)(REDACTED) in X/XXXX for XXX,XXX and has been owned for XX months, The appraisal mentions no recent renovations/improvements and none are readily evident in the photos. Revised (REDACTED) is X.X. The (REDACTED) is X.XX and the borrower has XXX months in (REDACTED) (REDACTED) (REDACTED) of the (REDACTED) out (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725247	(Redacted)			24802995			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs and documented cost of improvements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. The property was (REDACTED)(REDACTED) in X/XXXX for XXX,XXX and has been owned for XX months, The appraisal mentions no recent renovations/improvements and none are readily evident in the photos. Revised (REDACTED) is X.X. The (REDACTED) is X.XX and the borrower has XXX months in (REDACTED) (REDACTED) (REDACTED) of the (REDACTED) out (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-02-24): The property was (REDACTED) in X/XXXX for XXX,XXX and has been owned for XX months,  The appraisal mentions no recent renovations/improvements and none are readily evident in the photos.  Revised X is X.X.   The DSCR is X.XX and the borrower has XXX months in (REDACTED) (REDACTED) exclusive of the X proceeds. Client elects to downgrade and waive.

Seller Comment (2022-02-23): X (REDACTED)lculation does not consider the interest and fees paid on the existing (REDACTED).   Revised X i(REDACTED)luding (REDACTED)lculated interest of XX,XXX through XX/X/XXXX plus XX,XXX.XX in fees per the payoff.   The property was (REDACTED) in X/XXXX for XXX,XXX and has been owned for XX months,  The appraisal mentions no recent renovations/improvements and none are readily evident in the photos.  Revised X is X.X.   The DSCR is X.XX and the borrower has XXX months in (REDACTED) (REDACTED) exclusive of the X proceeds.it is reasonable to ma(REDACTED) an exception based on the (REDACTED) risk profile of the overall (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725248	(Redacted)			24536186			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing fully executed (REDACTED). (REDACTED) letter is not in the file.				Reviewer Comment (2022-03-07): (REDACTED) doc in file. Exception cleared. Seller Comment (2022-03-03): please find the letter from the formation of the borrowing X that outlines the (REDACTED) in the narrative on the f(REDACTED)t page. Please review and clear exception. Seller Comment (2022-03-02): followed up with the Lender regarding the outstanding documentation needed.	(Redacted)			1	A			Investment	Purchase		D	B	D	B			A	A			No
216725248	(Redacted)			24536368			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.						Reviewer Comment (2022-02-22): Exception cleared. Seller Comment (2022-02-21): There is a known issue with the (REDACTED) system redacting documents, the title (REDACTED) currently in Clarity is redacted, a new copy is attached.	(Redacted)			1	A			Investment	Purchase		D	B	D	B			A	A			No
216725248	(Redacted)			24567939			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "all". Provide a detailed search for the (REDACTED) and (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		Owner Owner Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): Infinite Homes Group XXAJ (REDACTED) (REDACTED) uploaded, please clear exception Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B			Investment	Purchase		D	B	D	B			A	A			No
216725248	(Redacted)			24860184			Credit	Collateral	Missing/Incorrect	Collateral	Missing document: Lease on leasehold property is not in file		Updated/added XX.XX.XX - Received title commitment on XX/XX/XXXX. Need transfer (REDACTED) of the (REDACTED). Title commitment evidence shows the intention of buying out the (REDACTED). Need final title policy.
Reviewer Comment (2022-03-11): Per final HUD provided, leasehold redemption fee is collected and client is aware the property at time of (REDACTED) is a leasehold; there is no commentary noted that the vesting will change from leasehold to fee simple, using HUD exception exception.

Seller Comment (2022-03-11): Please find uploaded the settlement statement showing on lines XXXX through XXXX reflecting the redemption of the ground lease. This should clear the condition as the (REDACTED) has redeemed the ground lease through closing. Please clear this exception and es(REDACTED)late to your (REDACTED) as necessary. Specifi(REDACTED)lly this is a X asset blan(REDACTED)t (REDACTED) - X of the properties were not subject to leasehold and they are XXXX (REDACTED) and XXXX (REDACTED). The remaining X XXXX (REDACTED) on the HUD at closing XXXX.XX was paid to attorneys (REDACTED) to redeem the lease hold, XXXX (REDACTED) XXX.XX to (REDACTED) to redeem its leasehold, XXXX (REDACTED) XX,XXX to (REDACTED) (REDACTED) to redeem its leasehold and XXXX W (REDACTED) XXXXX to The (REDACTED) Fa(REDACTED)ly (REDACTED). Based on these redemptions title in the final title policy should reflect as fee simple.

Seller Comment (2022-03-10): Please find uploaded the settlement statement showing on lines XXXX through XXXX reflecting the redemption of the ground lease. This should clear the condition as the (REDACTED) has redeemed the ground lease through closing. Please clear this exception and es(REDACTED)late to your (REDACTED) as necessary. Thank you so much! (REDACTED)

Seller Comment (2022-03-02): followed up with the Lender regarding the leasehold information required.
																		(Redacted)			1	A			Investment	Purchase		D	B	D	B			A	A			No
216725249	(Redacted)			24535745			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) Check provided has no names. Provide (REDACTED) Check for the (REDACTED) and the (REDACTED) (REDACTED) with names on it.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Owner Aggregator,Owner Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): XXX (REDACTED) (REDACTED) (REDACTED) UPloaded, please clear Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X. Reviewer Comment (2022-02-11): (REDACTED)ssing for borrowing X only.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725249	(Redacted)			24535763			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing form (REDACTED)X for the (REDACTED) (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725250	(Redacted)			24552087			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) for (REDACTED) and (REDACTED) (REDACTED) not in the (REDACTED) file. Search (REDACTED) "all". Provide a detailed search.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED), XX are (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX and (REDACTED) (REDACTED) reflects XXX successful (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The subject transaction has a (REDACTED) of X.XX. (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-10): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725250	(Redacted)			24552095			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED)X for (REDACTED) (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED), XX are (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX and (REDACTED) (REDACTED) reflects XXX successful (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The subject transaction has a (REDACTED) of X.XX. (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725250	(Redacted)			24786611			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying (REDACTED) for Closing of (REDACTED) is less than Cash From Borrower (REDACTED).	(REDACTED) (REDACTED) #XXXX most recent (REDACTED) ending balance is XXX.XX. (REDACTED) (REDACTED) #XXXX do not (REDACTED) (REDACTED) the (REDACTED) (REDACTED) (REDACTED) to use for funds to close.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED), XX are (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX and (REDACTED) (REDACTED) reflects XXX successful (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The subject transaction has a (REDACTED) of X.XX. (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-16): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X are X, XX are X. The (REDACTED) has (REDACTED) dating back to XX/XXXX and his report reflects XXX successful X related payments made, all as agreed. The subject transaction has a DSCR of X.XX. (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-15): The exception presented by the Lender is to allow the assets as presented for the transaction. The borrowing X X with (REDACTED) Fargo had a XXX.XX X bala(REDACTED)e on XX/XX/XXXX and then a verifi(REDACTED)tion of deposit letter six days later showing a bala(REDACTED)e of XXX,XXX.XX on XX/XX/XXXX. Per guidelines a deposit that represents XX% of the monthly (REDACTED)rage deposit bala(REDACTED)e must be evaluated. While the deposit has not been properly documented, the (REDACTED) statements reflect numerous statements with line item explanations sufficient to provide support that this level of deposit is not an anomaly. If all funds were considered, the bala(REDACTED)e would provide funds for closing as well as the required (REDACTED) of XXX,XXX.XX. Consideration of an exception to allow the documentation as presented appears reasonable based on the activity in the (REDACTED) Xs in the file and the merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X are X, XX are X. The (REDACTED) has (REDACTED) dating back to XX/XXXX and his report reflects XXX successful X related payments made, all as agreed. The subject transaction has a DSCR of X.XX.

Reviewer Comment (2022-02-24): XX/XX/XXXX X #XXXX has a XXX.XX X bala(REDACTED)e on XX/XX/XXXX and the letter states XXX,XXX.XX bala(REDACTED)e on XX/X/XXXX. Per guidelines a deposit that represents more than XX% of the monthly (REDACTED)rage deposit bala(REDACTED)e - deposits must be evaluated. Unable to evaluate deposit of XXXK during the X days between end of the XX/XX statement through XX/X letter. Please provide documentation and explanation for i(REDACTED)rease to deter(REDACTED)ne if acceptable. Exception remains.

Seller Comment (2022-02-23): The (REDACTED) file contains a copy of a "proof of funds" letter from (REDACTED) Fargo documenting a bala(REDACTED)e of XXX,XXX.XX as of XX/X/XXXX.  The bala(REDACTED)e is sufficient to cover the Xto close and to provide XXX,XXX.XX in (REDACTED).  A copy is attached.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725250	(Redacted)			24786620			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	(REDACTED) (REDACTED) #XXXX most recent (REDACTED) ending balance is XXX.XX. (REDACTED) (REDACTED) #XXXX do not (REDACTED) (REDACTED) the (REDACTED) (REDACTED) (REDACTED) to use for funds to close.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED), XX are (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX and (REDACTED) (REDACTED) reflects XXX successful (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The subject transaction has a (REDACTED) of X.XX. (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-16): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X are X, XX are X. The (REDACTED) has (REDACTED) dating back to XX/XXXX and his report reflects XXX successful X related payments made, all as agreed. The subject transaction has a DSCR of X.XX. (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-15): The exception presented by the Lender is to allow the assets as presented for the transaction. The borrowing X X with (REDACTED) Fargo had a XXX.XX X bala(REDACTED)e on XX/XX/XXXX and then a verifi(REDACTED)tion of deposit letter six days later showing a bala(REDACTED)e of XXX,XXX.XX on XX/XX/XXXX. Per guidelines a deposit that represents XX% of the monthly (REDACTED)rage deposit bala(REDACTED)e must be evaluated. While the deposit has not been properly documented, the (REDACTED) statements reflect numerous statements with line item explanations sufficient to provide support that this level of deposit is not an anomaly. If all funds were considered, the bala(REDACTED)e would provide funds for closing as well as the required (REDACTED) of XXX,XXX.XX. Consideration of an exception to allow the documentation as presented appears reasonable based on the activity in the (REDACTED) Xs in the file and the merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X are X, XX are X. The (REDACTED) has (REDACTED) dating back to XX/XXXX and his report reflects XXX successful X related payments made, all as agreed. The subject transaction has a DSCR of X.XX.

Reviewer Comment (2022-02-24): XX/XX/XXXX X #XXXX has a XXX.XX X bala(REDACTED)e on XX/XX/XXXX and the letter states XXX,XXX.XX bala(REDACTED)e on XX/X/XXXX. Per guidelines a deposit that represents more than XX% of the monthly (REDACTED)rage deposit bala(REDACTED)e - deposits must be evaluated. Unable to evaluate deposit of XXXK during the X days between end of the XX/XX statement through XX/X letter. Please provide documentation and explanation for i(REDACTED)rease to deter(REDACTED)ne if acceptable. Exception remains.

Seller Comment (2022-02-23): The (REDACTED) file contains a copy of a "proof of funds" letter from (REDACTED) Fargo documenting a bala(REDACTED)e of XXX,XXX.XX as of XX/X/XXXX.  The bala(REDACTED)e is sufficient to cover the Xto close and to provide XXX,XXX.XX or X.X months in (REDACTED).  A copy was uploaded under separate cover.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725251	(Redacted)			24535538			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide a clear (REDACTED) for the (REDACTED) (REDACTED) & the (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Owner Aggregator,Owner Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-14): (REDACTED) for (REDACTED)ndo Properties (REDACTED) uploaded Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725251	(Redacted)			24535553			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide fully executed Form (REDACTED)X for the (REDACTED) (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725252	(Redacted)			24537267			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. The subject property will be (REDACTED) and according to the property (REDACTED) (REDACTED) form in the file, the (REDACTED) has (REDACTED) (X) properties (REDACTED) owned and (REDACTED), dating back to XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX. The (REDACTED) (REDACTED) outlined a total of XX (REDACTED) of which X were (REDACTED), X were (REDACTED) (REDACTED) (REDACTED). The (REDACTED) also reflects XXX successful (REDACTED) (REDACTED) (REDACTED) made. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) on the subject transaction X.XX, (REDACTED)(REDACTED) (REDACTED)ing XXX of market (REDACTED) for (REDACTED) units. Borrower also closed with XXX,XXX.XX in (REDACTED) out amount to go along with X.XX months of (REDACTED) for monthly (REDACTED) of X,XXX.X. Client approves the down grade.
																Aggregator,Owner	Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725252	(Redacted)			24537364			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Both Borrowing (REDACTED) and (REDACTED)'s Background Checks are missing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") with the actual names listed.				Reviewer Comment (2022-02-16): (REDACTED) for the X provided and (REDACTED) background check provided. Seller Comment (2022-02-14): (REDACTED) for (REDACTED) Properties (REDACTED) uploaded, please clear Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.	(Redacted)			1	A			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725252	(Redacted)			24537416			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	(REDACTED) Months Verified is less than X months that are required per credit guidelines. Only X month provided.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. The subject property will be (REDACTED) and according to the property (REDACTED) (REDACTED) form in the file, the (REDACTED) has (REDACTED) (X) properties (REDACTED) owned and (REDACTED), dating back to XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX. The (REDACTED) (REDACTED) outlined a total of XX (REDACTED) of which X were (REDACTED), X were (REDACTED) (REDACTED) (REDACTED). The (REDACTED) also reflects XXX successful (REDACTED) (REDACTED) (REDACTED) made. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) on the subject transaction X.XX, (REDACTED)(REDACTED) (REDACTED)ing XXX of market (REDACTED) for (REDACTED) units. Borrower also closed with XXX,XXX.XX in (REDACTED) out amount to go along with X.XX months of (REDACTED) for monthly (REDACTED) of X,XXX.X. Client approves the down grade.
																Aggregator,Owner
Reviewer Comment (2022-03-10): The subject property will be (REDACTED)(REDACTED)aged and according to the property (REDACTED)agement (REDACTED) form in the file, the (REDACTED) has three (X) properties currently owned and (REDACTED)aged, dating back to XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX. The (REDACTED) report outlined a total of XX Xs of which X were Xs, X were (REDACTED) (REDACTED) Xs. The report also reflects XXX successful X related payments made. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The DSCR on the subject transaction X.XX, (REDACTED)lculated using XX% of mar(REDACTED)t rent for (REDACTED) units. Borrower also closed with XXX,XXX.XX in X amount to go along with X.XX months of (REDACTED) for monthly (REDACTED) of X,XXX.X. Client approves the down grade.

Seller Comment (2022-03-09): The exception presented by the Lender is to allow the X statements as su(REDACTED)tted with the (REDACTED) file. The assets provided from (REDACTED) were verified with only one (REDACTED) statement when at least XX days of seasoning for all funds is required. The funds verifi(REDACTED)tion in question is for (REDACTED) only as the subject transaction is a X refina(REDACTED)e of an (REDACTED) property. Through the X transaction, the borrower would (REDACTED) an additional XXXX,XXX.XX in funds available that if i(REDACTED)luded would provide an additional XX.XX (REDACTED) (REDACTED) post-closing. Consideration of an exception to allow the asset documentation (one month statement) as provided is supported by the overall merits of the file. The subject property will be (REDACTED)(REDACTED)aged and according to the property (REDACTED)agement (REDACTED) form in the file, the (REDACTED) has three (X) properties currently owned and (REDACTED)aged, dating back to XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX. The (REDACTED) report outlined a total of XX Xs of which X were Xs, X were (REDACTED) (REDACTED) Xs. The report also reflects XXX successful X related payments made. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The DSCR on the subject transaction X.XX.
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725252	(Redacted)			24568199			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The REOs for the following (REDACTED) are expired. Provide renewed (REDACTED) - XXX (REDACTED). and both units for XXXX (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. The subject property will be (REDACTED) and according to the property (REDACTED) (REDACTED) form in the file, the (REDACTED) has (REDACTED) (X) properties (REDACTED) owned and (REDACTED), dating back to XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX. The (REDACTED) (REDACTED) outlined a total of XX (REDACTED) of which X were (REDACTED), X were (REDACTED) (REDACTED) (REDACTED). The (REDACTED) also reflects XXX successful (REDACTED) (REDACTED) (REDACTED) made. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) on the subject transaction X.XX, (REDACTED)(REDACTED) (REDACTED)ing XXX of market (REDACTED) for (REDACTED) units. Borrower also closed with XXX,XXX.XX in (REDACTED) out amount to go along with X.XX months of (REDACTED) for monthly (REDACTED) of X,XXX.X. Client approves the down grade.
																Aggregator,Owner
Reviewer Comment (2022-03-10): The subject property will be (REDACTED)(REDACTED)aged and according to the property (REDACTED)agement (REDACTED) form in the file, the (REDACTED) has three (X) properties currently owned and (REDACTED)aged, dating back to XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX. The (REDACTED) report outlined a total of XX Xs of which X were Xs, X were (REDACTED) (REDACTED) Xs. The report also reflects XXX successful X related payments made. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The DSCR on the subject transaction X.XX, (REDACTED)lculated using XX% of mar(REDACTED)t rent for (REDACTED) units. Borrower also closed with XXX,XXX.XX in X amount to go along with X.XX months of (REDACTED) for monthly (REDACTED) of X,XXX.X. Client approves the down grade.

Seller Comment (2022-03-09): The exception presented by the Lender is to allow the lease agreements as su(REDACTED)tted with the (REDACTED) file. Although the exception from (REDACTED) reflects (REDACTED) properties, XXX (REDACTED) (REDACTED)ive and both units for XXXX (REDACTED) Road, this is not accurate. The updated lease agreement for XXX (REDACTED) (REDACTED)ive is lo(REDACTED)ted on page XXX of XXX of the Clarity/(REDACTED) file. The leases for XXXX (REDACTED) Road, (REDACTED) units, (REDACTED) both expired and the language for (REDACTED) renewal or conversion to month to month language was not lo(REDACTED)ted in the lease agreement. Consideration of an exception appears reasonable based on the overall merits of the (REDACTED) file. Through the X transaction, the borrower would (REDACTED) an additional XXXX,XXX.XX in funds available that if i(REDACTED)luded would provide an additional XX.XX (REDACTED) (REDACTED) post-closing. The subject property will be (REDACTED)(REDACTED)aged and according to the property (REDACTED)agement (REDACTED) form in the file, the (REDACTED) has three (X) properties currently owned and (REDACTED)aged, dating back to XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX. The (REDACTED) report outlined a total of XX Xs of which X were Xs, X were (REDACTED) (REDACTED) Xs. The report also reflects XXX successful X related payments made. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The DSCR on the subject transaction X.XX.

Seller Comment (2022-03-09): The updated lease for XXX (REDACTED) is lo(REDACTED)ted on page XXX of XXX of your file. Please adjust exception to reflect only the (REDACTED) units of (REDACTED). Thank you.

Reviewer Comment (2022-02-18): XX/XX/XXXX This is a multi-property (REDACTED). There are several leases. The lease that expires X/XX/XXXX is for XXX (REDACTED) (REDACTED) #X. This exception was not cited for the leases for (REDACTED) (REDACTED). This exception applies to the lease for XXX (REDACTED) (REDACTED) and XXXX (REDACTED) Rd both units. The exception remains.

Seller Comment (2022-02-16): Please see copy of lease agreement in your file, you will notice on lease agreement  where it states, lease expires XX/XX/XXXX. Please remove the exception. please lo(REDACTED)te document on page XXX in Clarity

Reviewer Comment (2022-02-16): Page XXX in Clarity  is the lease for REO, XXX (REDACTED), which is still a valid lease. The leases for REOs, XXX (REDACTED) (REDACTED). and both units for XXXX (REDACTED) Rd. are expired, per ori(REDACTED)l exception. Remains.

Seller Comment (2022-02-15): cured Lease doesn't expires until XX/XX/XXXX look on page XXX in Clarity
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725252	(Redacted)			24568231			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Guides require X months (REDACTED). Only (REDACTED) provide are (REDACTED) #XXXX.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. The subject property will be (REDACTED) and according to the property (REDACTED) (REDACTED) form in the file, the (REDACTED) has (REDACTED) (X) properties (REDACTED) owned and (REDACTED), dating back to XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX. The (REDACTED) (REDACTED) outlined a total of XX (REDACTED) of which X were (REDACTED), X were (REDACTED) (REDACTED) (REDACTED). The (REDACTED) also reflects XXX successful (REDACTED) (REDACTED) (REDACTED) made. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) on the subject transaction X.XX, (REDACTED)(REDACTED) (REDACTED)ing XXX of market (REDACTED) for (REDACTED) units. Borrower also closed with XXX,XXX.XX in (REDACTED) out amount to go along with X.XX months of (REDACTED) for monthly (REDACTED) of X,XXX.X. Client approves the down grade.
																Aggregator,Owner
Reviewer Comment (2022-03-10): The subject property will be (REDACTED)(REDACTED)aged and according to the property (REDACTED)agement (REDACTED) form in the file, the (REDACTED) has three (X) properties currently owned and (REDACTED)aged, dating back to XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX. The (REDACTED) report outlined a total of XX Xs of which X were Xs, X were (REDACTED) (REDACTED) Xs. The report also reflects XXX successful X related payments made. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The DSCR on the subject transaction X.XX, (REDACTED)lculated using XX% of mar(REDACTED)t rent for (REDACTED) units. Borrower also closed with XXX,XXX.XX in X amount to go along with X.XX months of (REDACTED) for monthly (REDACTED) of X,XXX.X. Client approves the down grade.

Seller Comment (2022-03-09): The exception presented by the Lender is to allow the (REDACTED) (REDACTED) as su(REDACTED)tted when the (REDACTED)nimum (REDACTED) (REDACTED) for the transaction should be X.XX months (REDACTED). The assets provided from (REDACTED) were verified with only one (REDACTED) statement when at least XX days of seasoning for all funds is required. The funds verifi(REDACTED)tion in question is for (REDACTED) only as the subject transaction is a X refina(REDACTED)e of an (REDACTED) property. Through the X transaction, the borrower would (REDACTED) an additional XXXX,XXX.XX in funds available that if i(REDACTED)luded would provide an additional XX.XX (REDACTED) (REDACTED) post-closing. Consideration of an exception to allow the asset documentation (one month statement) as provided is supported by the overall merits of the file. The subject property will be (REDACTED)(REDACTED)aged and according to the property (REDACTED)agement (REDACTED) form in the file, the (REDACTED) has three (X) properties currently owned and (REDACTED)aged, dating back to XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX. The (REDACTED) report outlined a total of XX Xs of which X were Xs, X were (REDACTED) (REDACTED) Xs. The report also reflects XXX successful X related payments made. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The DSCR on the subject transaction X.XX.
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725253	(Redacted)			24536039			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		(REDACTED) not in file.				Reviewer Comment (2022-02-25): XX/XX/XXXX (REDACTED) report received. Seller Comment (2022-02-23): (REDACTED) report has been lo(REDACTED)ted and is attached.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216725253	(Redacted)			24536060			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Guides require X months (REDACTED). used all (REDACTED) in the file along with the (REDACTED).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Borrower (REDACTED) are over XXXK. (REDACTED) is XXX vs XXX. Minimum (REDACTED) is X.XX and is X.XX.	Aggregator,Owner Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-01): Client elects to waive using (REDACTED)(REDACTED) factors.

Reviewer Comment (2022-03-01): Per client comment - The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by X total X rated on the bureau of which X is a X X, X is X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. DSCR is X.XX

Seller Comment (2022-02-25): The exception presented by the Lender is to allow the (REDACTED) (REDACTED) as su(REDACTED)tted at X.XX when guideline requires X months (REDACTED). The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging X properties with X year of (REDACTED). It is important to note that the (REDACTED) required total XXX,XXX.XX for X months. The funds verified for (REDACTED) are XXX,XXX.XX. The differe(REDACTED)e in (REDACTED) required but not verified is XX,XXX.XX. Consideration of an exception to allow the (REDACTED) (REDACTED) as su(REDACTED)tted appears reasonable based on the overall merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by X total X rated on the bureau of which X is a X X, X is X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. Given the DSCR of X.XX and the overall strength of the file, the (REDACTED) exception appears reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216725253	(Redacted)			24536061			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.		(REDACTED) was not provided.				Reviewer Comment (2022-02-25): XX/XX/XXXX (REDACTED) report received and (REDACTED) acceptable.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216725253	(Redacted)			24553800			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Fully executed (REDACTED)	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Borrower (REDACTED) are over XXXK.	Aggregator,Owner	Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216725253	(Redacted)			24568318			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "all". Provide a detailed search for the (REDACTED) and (REDACTED).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Borrower (REDACTED) are over XXXK.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) for (REDACTED)dpoint (REDACTED) (REDACTED) uploaded, please clear Reviewer Comment (2022-02-10): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216725254	(Redacted)			24538157			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide clear (REDACTED)'s for the (REDACTED) (REDACTED) & the (REDACTED)	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-14): (REDACTED) for VEDAK (REDACTED)s (REDACTED) uploaded, please clear Reviewer Comment (2022-02-10): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725254	(Redacted)			24538159			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed Form (REDACTED)X for the (REDACTED) (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		Owner	Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725255	(Redacted)			24537846			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing form (REDACTED)X for the borrowing (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) formed within XX days of settlement. X.X (REDACTED), XXX (REDACTED), XX.XX months of (REDACTED). Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725255	(Redacted)			24537852			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) check for the (REDACTED) and the (REDACTED) (REDACTED). (REDACTED) provided has no names listed on it.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) formed within XX days of settlement. X.X (REDACTED), XXX (REDACTED), XX.XX months of (REDACTED). Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): XX Spe(REDACTED)er X (REDACTED) uploaded, please clear Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725255	(Redacted)			24537955			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) formed within XX days of settlement. X.X (REDACTED), XXX (REDACTED), XX.XX months of (REDACTED). Client approves the down grade.	Aggregator,Owner
Reviewer Comment (2022-03-07): Business formed within XX days of settlement. X.X DSCR, XXX (REDACTED), XX.XX months of (REDACTED). Client approves the down grade.

Seller Comment (2022-02-24): In the interest of expediting this matter, there is an online search that shows the formation of the borrowing X, XX Spe(REDACTED)er X (REDACTED), on X/X/XXXX. The closing of the transaction was held on XX/XX/XXXX. The (REDACTED)a(REDACTED) was in good standing at creation in (REDACTED) and the closing transpired within XX days. For these reasons, it is reasonable to consider an exception to allow the documentation as presented.

Seller Comment (2022-02-24): Please review the online search, the (REDACTED) was formed on X/X/XXXX, the note is dated (REDACTED) XX, XXXX. The (REDACTED)a(REDACTED) was in good standing at the time it was created, on X-X-XXXX, and the closing one month following would (REDACTED) been within XX days.

Reviewer Comment (2022-02-24): XX/XX/XXXX Awaiting doc.

Seller Comment (2022-02-23): reviewed/ pending

Reviewer Comment (2022-02-16): Online search is not dated. (REDACTED)ssing active standing. Exception remains.

Seller Comment (2022-02-16): cert of good standing uploaded, please clear exception
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725256	(Redacted)			24537694			Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	-	Effective date of Appraisal is X/XX/XX and the Note date is XX/X/XX. Date is more than XXX days prior to Note Date.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	The appraisal was XXX days old at the time of (REDACTED) closing. The appraisal (REDACTED) indicates that values are stable and the the market is stable. Value was supported by the CDA that has no variance to the appraised value and was within the XXX day guideline timeline.	Aggregator,Owner
Reviewer Comment (2022-02-24): The appraisal was XXX days old at the time of (REDACTED) closing.  The appraisal report indi(REDACTED)tes that values are stable and the the mar(REDACTED)t is stable.  Value was supported by the CDA that has no varia(REDACTED)e to the appraised value and was within the XXX day guideline timeline. Client elects to downgrade and waive

Seller Comment (2022-02-23): Exception is reasonable for the XX day over the age (REDACTED)t appraisal.  The appraisal was XXX days old at the time of (REDACTED) closing.  The appraisal report indi(REDACTED)tes that values are stable and the the mar(REDACTED)t is stable.  Value was supported by the CDA that has no varia(REDACTED)e to the appraised value.

Seller Comment (2022-02-23): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725256	(Redacted)			24554455			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Both Borrowing (REDACTED) and (REDACTED)'s (REDACTED) docs are missing. We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") with the actual names listed.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) of XXX, (REDACTED) X.X, (REDACTED) (REDACTED) of XX.X month, (REDACTED) is XX.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-14): (REDACTED) for Lattimores Funnel (REDACTED)(REDACTED)s LL(REDACTED) Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725256	(Redacted)			24554458			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) of XXX, (REDACTED) X.X, (REDACTED) (REDACTED) of XX.X month, (REDACTED) is XX.	Aggregator,Owner	Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725256	(Redacted)			24554683			Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Hazard (REDACTED) policy only shows Lender for (REDACTED). Need updated to show It's Succesors or Assigne.
Reviewer Comment (2022-02-24): Received hazard insura(REDACTED)e policy document Exception is cleared.

Seller Comment (2022-02-23): The attached Hazard Policy I(REDACTED)ludes the successor and assigned language - please clear the exception.

Seller Comment (2022-02-23): Still, does not (REDACTED) assignee language - back to (REDACTED)

Seller Comment (2022-02-23): Revised hazard policy attached

Seller Comment (2022-02-23): There is no exception.  The file su(REDACTED)tted for review is the ori(REDACTED)tion file.  Per the Note, the Lender is (REDACTED) Settlement Services, (REDACTED) (REDACTED) (REDACTED) who appears as loss payee on the insura(REDACTED)e certifi(REDACTED)te presented at closing.   The certifi(REDACTED)te specifies that the insured party under the Certifi(REDACTED)te is the Xe ("Certifi(REDACTED)te Holder is the Xe").  This language is the equivalent of the more common Successors and/or Assigns.   The Assignment of the (REDACTED) ma(REDACTED)s the (REDACTED)r the "Xe" and the insured party.

Reviewer Comment (2022-02-22): Dupli(REDACTED)te Hazard Insura(REDACTED)e policy document Received. He(REDACTED)e Exception Remains

Seller Comment (2022-02-18): Insura(REDACTED)e provided sufficient

Reviewer Comment (2022-02-14): Per GLs Lender and (REDACTED)r, upon acquisition of the (REDACTED) must be i(REDACTED)luded as additional Xe/loss payee/additional insured per guidelines for the relevant policies
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725256	(Redacted)			24702986			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - Current (REDACTED) is XXX% and max (REDACTED) XX% (Acquisition of underlying (REDACTED) is within XX months will be capped at +X% from (REDACTED)) . We are missing prior closing (REDACTED) and (REDACTED) is no documentation of any improvements made.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) of XXX, (REDACTED) X.X, (REDACTED) (REDACTED) of XX.X month, (REDACTED) is XX.	Aggregator,Owner
Reviewer Comment (2022-02-24): (REDACTED) (REDACTED) of XXX, DSCR X.X, (REDACTED) (REDACTED) of XX.X month, X is XX. Client elects to downgrade and waive.

Seller Comment (2022-02-23): RECOMMEND AN EXCEPTION - the property was acquired for XXXX,XXX on X/XX/XXXX.  The property is in good condition but no updates evident si(REDACTED)e acquisition.   After i(REDACTED)luding the costs of the ground rent redemption and interest paid to date, the re(REDACTED)lculated X is equal to the (REDACTED) (REDACTED)lculation.  (REDACTED) (REDACTED) of XXX,  DSCR X.X, (REDACTED) (REDACTED) of XX months plus (REDACTED) proceeds.

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725258	(Redacted)			24554901			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B			Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725258	(Redacted)			24554907			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Both Borrowing (REDACTED) and (REDACTED)'s Background Checks are missing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") with the actual names listed.				Reviewer Comment (2022-02-15): received (REDACTED) Seller Comment (2022-02-14): (REDACTED) for (REDACTED) (REDACTED)s (REDACTED) Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.	(Redacted)			1	A			Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725258	(Redacted)			24555002			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2022-03-22): XX/XX/XXXX Final Title received with correct (REDACTED) amount.	(Redacted)			1	A			Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725258	(Redacted)			24555007			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Title Policy amount shows as XXXX,XXX, Less than (REDACTED) amount of XXXX,XXX.				Reviewer Comment (2022-03-22): XX/XX/XXXX Final Title received with correct (REDACTED) amount. Seller Comment (2022-03-21): Please find uploaded the corrected title information showing the coverage at (REDACTED) amount. Please clear this exception. Seller Comment (2022-03-21): Contacted the Lender as a follow up to obtain either a corrected title (REDACTED) OR final title policy with the corrected amount XXXX,XXX.	(Redacted)			1	A			Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725258	(Redacted)			24568898			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Missing for REOs, XXXX, XXXX, XXXX Brownfield.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	(REDACTED) is X.XX (REDACTED)ing XXX of market (REDACTED) for (REDACTED) units. XX.XX months of (REDACTED). (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-15): DSCR is X.XX using XX% of mar(REDACTED)t rent for un(REDACTED) units. XX.XX months of (REDACTED). (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-11): The exception presented by the Lender is to allow the leases as su(REDACTED)tted for the subject transaction.
• XXXB has a month to month lease but no evide(REDACTED)e of a XX-month term prior to the month-to-month lease in the file today.
• XXXXC has a month-to-month lease but no evide(REDACTED)e of a XX-month term prior to the month-to-month lease in the file today.
• XXXXD has a month-to-month lease but no evide(REDACTED)e of a XX-month term prior to the month-to-month lease in the file today.
• XXXXA lease agreement expires within X months from the note date. Guidelines require evide(REDACTED)e of renewal in this (REDACTED)se and the file does not contain this evide(REDACTED)e.
• XXXXB lease expired on X/XX/XXXX and the lease did not evide(REDACTED)e month-to-month verbiage.
(REDACTED) has noted that the landlord on the lease is (REDACTED) and indi(REDACTED)tes that (REDACTED) is not the (REDACTED), borrower or property (REDACTED). (REDACTED) is the property (REDACTED) of the qua(REDACTED)uplexes and works for (REDACTED) (REDACTED). There is an explanation regarding the styling of the landlord for the leases lo(REDACTED)ted in the (REDACTED) file. Basi(REDACTED)lly, it states that when the leases were (REDACTED)g ori(REDACTED)ted, (REDACTED) wrote the leases with (REDACTED) (REDACTED) and (REDACTED), (REDACTED) as the landlord. He has si(REDACTED)e corrected the lease to show the property (REDACTED)(REDACTED) as Landlord. Please allow the leases as su(REDACTED)tted with the uploaded explanation from the property (REDACTED)agement (REDACTED)a(REDACTED) lo(REDACTED)ted in the (REDACTED) file.

Reviewer Comment (2022-02-17): X. REO, XXXXB has no initial XX-month term, only month-to-month. Per guides, M-T-M is ok following a XX-month term.
The lease also lists the landlord as (REDACTED), which is not the (REDACTED), borrower or property (REDACTED).
X.
REO, XXXXA expires in less than X months from the note and lease exp(REDACTED)tion. The lease also lists the landlord as (REDACTED)
(REDACTED), which is not the (REDACTED), borrower or property (REDACTED).

X. REO, XXXXC is expired as of X-XXXX, no verbiage of month-to-month. The lease also lists the landlord as (REDACTED)
(REDACTED), which is not the (REDACTED), borrower or property (REDACTED).
X.
REO, XXXXD is expired as of X-XX-XX, no verbiage of month-to-month. The lease also lists the landlord as (REDACTED)
(REDACTED), which is not the (REDACTED), borrower or property (REDACTED).

X. REO, XXXXB is expired as of X-XX-XX, no verbiage of month-to-month. The lease also lists the landlord as (REDACTED)
(REDACTED), which is not the (REDACTED), borrower or property (REDACTED).

X. REO, XXXXC has no initial XX-month term, only month-to-month. Per guides, M-T-M is ok following a XX-month term.
The lease also lists the landlord as (REDACTED), which is not the (REDACTED), borrower or property (REDACTED).

X. REO, XXXXD has no initial XX-month term, only month-to-month. Per guides, M-T-M is ok following a XX-month term.
The lease also lists the landlord as (REDACTED), which is not the (REDACTED), borrower or property (REDACTED).

Seller Comment (2022-02-16): Please see copy of lease agreement in your file, you will notice on Xst page of lease  where it states, Month to Month verbiage. Please remove the exception. lo(REDACTED)ted on page XXX,Also for Property lo(REDACTED)ted at XXXXB (REDACTED) (REDACTED)ive  lease doesn't expire until XX/XX/XXXX,property lo(REDACTED)ted at XXXX (REDACTED) (REDACTED)ive Unit A lease expires XX/XX/XXXX lo(REDACTED)ted on page XXX,

Seller Comment (2022-02-15): cured Lease do not expire until XX/XX/XXXX
																				(Redacted)	2	B			Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725258	(Redacted)			24568912			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For as rate/term(REDACTED) with a (REDACTED) range of XXX-XXX, max (REDACTED) is XX%.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	(REDACTED) is X.XX (REDACTED)ing XXX of market (REDACTED) for (REDACTED) units. XX.XX months of (REDACTED). (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-15): DSCR is X.XX using XX% of mar(REDACTED)t rent for un(REDACTED) units. XX.XX months of (REDACTED). (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-11): The exception presented by the Lender is to allow the X as su(REDACTED)tted at XX.XXXXX%. The (REDACTED) is a X refina(REDACTED)e of an (REDACTED) property with a (REDACTED) (REDACTED) (REDACTED) of XXX. Guidelines (REDACTED)t the m(REDACTED)imum X on the transaction to XX%.  The differe(REDACTED)e results in an exception for X.XXXXX%. Consideration of an exception appears reasonable based on the overall merits of the file. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX+ units with X years of (REDACTED). There are (REDACTED) (REDACTED) on the transaction. Mark, has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X X (REDACTED)s. There are XXX X payments listed on the (REDACTED) bureau of which all are paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XXXX. The decision (REDACTED), (REDACTED)ua, has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs of which X are Xs and XX are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XX. The file contains assets in the amount of XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The subject (REDACTED) transaction has a DSCR of X.XX.
																				(Redacted)	2	B			Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725258	(Redacted)			24703253			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	We are missing prior closing (REDACTED) and (REDACTED) is no documentation of any improvements made. Credit application (REDACTED) XXXX,XXX.XX. Current (REDACTED) is XXX.XX% (acquisition of underlying (REDACTED) is within XX months will be capped at +X% from (REDACTED) cap).	Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	(REDACTED) is X.XX (REDACTED)ing XXX of market (REDACTED) for (REDACTED) units. XX.XX months of (REDACTED). (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-15): DSCR is X.XX using XX% of mar(REDACTED)t rent for un(REDACTED) units. XX.XX months of (REDACTED). (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-11): The exception presented by the Lender is to allow the X as su(REDACTED)tted on the transaction. I do not agree with the (REDACTED)lculation of the X by (REDACTED) at X.XXXX. The (REDACTED)lculated (REDACTED) to cost of X.XXXX (LA XXXX,XXX.XX/Payoff from HUDX XXXX,XXX.XX=X.XXXX) exceeds the m(REDACTED)imum allowed per guidelines. Guideline X should be m(REDACTED)imum .XX. The purpose of the subject transaction is a X refina(REDACTED)e of an (REDACTED) property.  There is no documentation of improvements to reduce the X in this (REDACTED)se. However, an exception could be considered based on the other file attributes. There are (REDACTED) (REDACTED) on the transaction. Mark has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X are Xs and X are X (REDACTED)s. There are XXX X payments listed on the (REDACTED) bureau, all paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XXXX. The decision (REDACTED), (REDACTED)ua, has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs of which X are Xs and XX are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XX. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX+ units with X years of (REDACTED). The file contains assets in the amount of XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX.

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B			Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725259	(Redacted)			24538113			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	Per Guidelines; (REDACTED) date should be no more than XX days prior to the note date.	Borrower's Experience/Track Record	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. XXX (REDACTED), (REDACTED) of X.XX, (REDACTED) (REDACTED). Client elects to downgrade and waive.	Owner,Aggregator
Reviewer Comment (2022-03-16): XXX (REDACTED), DSCR of X.XX, (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-16): The exception presented by the Lender is to allow the (REDACTED) report as su(REDACTED)tted on the (REDACTED) transaction. The (REDACTED) report date is XX/XX/XXXX and the note date is XX/XX/XXXX, a differe(REDACTED)e of XXX days. Although the guideline requires XX days, the overall profile of the (REDACTED) supports consideration of an exception. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs of which X are X Xs. There are XX successful X payments, all paid as agreed. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-03-14): No trailing docs were uploaded, exception remains.

Seller Comment (2022-03-14): reviewed
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725259	(Redacted)			24538173			Credit	Investment Product	General	Investment Product	REO property does not have a lease in place and required by guidelines.	-	(REDACTED) is no (REDACTED) on file for (REDACTED) (REDACTED).	Borrower's Experience/Track Record	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. XXX (REDACTED), (REDACTED) of X.XX, (REDACTED) (REDACTED). Client elects to downgrade and waive.	Owner,Aggregator
Reviewer Comment (2022-03-16): XXX (REDACTED), DSCR of X.XX, (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-16): The exception presented by the Lender is to allow the (REDACTED) transaction without benefit of the lease agreement document. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units and with X years of (REDACTED). There are numerous copies of rents received and rent history on the property, however, there was no lease agreement lo(REDACTED)ted in the (REDACTED) file. Consideration of an exception appears reasonable based on the overall (REDACTED) profile. There are (REDACTED) (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X are Xs. There are XXX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XXXX. The other (REDACTED), (REDACTED), has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs of which X are Xs and X are (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XX. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). The DSCR on the subject (REDACTED) transaction is X.XX.

Reviewer Comment (2022-03-14): No trailing docs were uploaded, exception remains.

Seller Comment (2022-03-14): reviewed
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725259	(Redacted)			24568952			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) form for the (REDACTED).	Borrower's Experience/Track Record	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. XXX (REDACTED), (REDACTED) of X.XX, (REDACTED) (REDACTED). Client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725259	(Redacted)			24568955			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "all". Provide the detailed search for the (REDACTED) and (REDACTED).	Borrower's Experience/Track Record	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. XXX (REDACTED), (REDACTED) of X.XX, (REDACTED) (REDACTED). Client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) (REDACTED) (REDACTED) uploaded, please clear Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725259	(Redacted)			24568961			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Guides call for X months. (REDACTED) provided are (REDACTED) #XXXX.				Reviewer Comment (2022-03-14): Exception cleared. Seller Comment (2022-03-14): The borrowers received XXXX,XXX.XX in (REDACTED) proceeds equal to XX.X months of (REDACTED) (REDACTED). Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725259	(Redacted)			24803074			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs and documented cost of improvements.	Borrower's Experience/Track Record	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. XXX (REDACTED), (REDACTED) of X.XX, (REDACTED) (REDACTED). Client elects to downgrade and waive.	Owner,Aggregator
Reviewer Comment (2022-03-16): XXX (REDACTED), DSCR of X.XX, (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-16): The (REDACTED)lculated (REDACTED) to cost of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline X should be m(REDACTED)imum .XX. The purpose of the subject transaction is a X refina(REDACTED)e of an (REDACTED) property.  The appraisal outlines that the (REDACTED)chen has been updated and so (REDACTED) the bathrooms but no timeframe was provided. There is no documentation of improvements to reduce the X in this (REDACTED)se. However, an exception could be considered based on the other file attributes. There are (REDACTED) (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X. There are XXX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XXXX. The other (REDACTED), (REDACTED), has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs of which X are Xs and X are (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XX. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). The DSCR on the subject property is X.XX

Reviewer Comment (2022-03-14): No trailing docs were uploaded, exception remains.

Seller Comment (2022-03-14): reviewed
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725260	(Redacted)			24545368			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED). (REDACTED) letter is not in the file.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Client elects to down grade and waive.	Aggregator,Owner	Reviewer Comment (2022-03-07): Client elects to down grade and waive. Seller Comment (2022-03-03): Please find uploaded the XXXXC outlining the (REDACTED) (REDACTED) for the borrowing X. The form is signed by the (REDACTED). Please consider this information.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Debt Consolidation		D	B	D	B			A	A			No
216725261	(Redacted)			24555440			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-24): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725261	(Redacted)			24555443			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Both Borrowing (REDACTED) and (REDACTED)'s Background Checks are missing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") with the actual names listed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-14): (REDACTED) JRKV Properties (REDACTED) uploaded, please clear Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725262	(Redacted)			24555563			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-24): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725262	(Redacted)			24555566			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Both Borrowing (REDACTED) and (REDACTED)'s Background Checks are missing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") with the actual names listed.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-14): (REDACTED) (REDACTED)ra(REDACTED) (REDACTED) (REDACTED) uploaded, please clear Reviewer Comment (2022-02-10): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725262	(Redacted)			24579454			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guides, Month-to-month (REDACTED) are permitted if the (REDACTED) tenancy is following a XX months period from initial (REDACTED) term start date OR with proof of rent collection for at (REDACTED) X consecutive months and a X.XXx (REDACTED) in (REDACTED) and a X% reduction in (REDACTED). Units #X and #X are month-to-month with no initial XX months (REDACTED) term. Proof of receipt is from X-XXXX to XX-XXXX, missing X more months receipts.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	over XX months vs XX. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units and with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a total of XX Xs of which X are X, X are X Xs. The (REDACTED)'s (REDACTED) dates back to XX/XXXX. The (REDACTED) report reflects XXX successful X related payments made. The file contains documented assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XXXX months' worth of (REDACTED) (REDACTED) post-closing. The subject (REDACTED) transaction DSCR is X.XX.

Reviewer Comment (2022-03-04): Per client comment - The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units and with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a total of XX Xs of which X are X, X are X Xs. The (REDACTED)'s (REDACTED) dates back to XX/XXXX. The (REDACTED) report reflects XXX successful X related payments made. The file contains documented assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XXXX months' worth of (REDACTED) (REDACTED) post-closing. The subject (REDACTED) transaction DSCR is X.XX.

Seller Comment (2022-03-02): The exception presented by the Lender is to allow the documentation as su(REDACTED)tted for the proof of receipt of (REDACTED) (REDACTED). Month-to-month leases are per(REDACTED)tted if the mot h to month tena(REDACTED)y is following a XX month period from the initial lease term start date OR with proof of rent collection for at least X consecutive months and a X.XXx i(REDACTED)rease in DSCR and a X% reduction in X. Units #X and #X are month-to-month with no initial XX months lease term Proof of receipt of (REDACTED) (REDACTED) is in the file for X-XXXX to XX-XXXX, (REDACTED)ssing X more months' worth of receipts. Consideration of an exception to allow the (REDACTED) documentation as presented is supported by the overall merits of the file. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units and with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a total of XX Xs of which X are X, X are X Xs. The (REDACTED)'s (REDACTED) dates back to XX/XXXX. The (REDACTED) report reflects XXX successful X related payments made. The file contains documented assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XXXX months' worth of (REDACTED) (REDACTED) post-closing. The subject (REDACTED) transaction DSCR is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725264	(Redacted)			24543383			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide a clear (REDACTED) for the (REDACTED) (REDACTED) & the (REDACTED)	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED), X are (REDACTED) (REDACTED), and X are (REDACTED). The (REDACTED) (REDACTED) reflected XXX successful (REDACTED) (REDACTED) (REDACTED) made. The (REDACTED) available for (REDACTED) was XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XX months (REDACTED) (REDACTED) post-closing. (REDACTED) (REDACTED). Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-14): (REDACTED)_Cupples (REDACTED)s (REDACTED) Reviewer Comment (2022-02-10): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	C	B			D	A			No
216725264	(Redacted)			24543391			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed (REDACTED)X for the (REDACTED) (REDACTED)	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED), X are (REDACTED) (REDACTED), and X are (REDACTED). The (REDACTED) (REDACTED) reflected XXX successful (REDACTED) (REDACTED) (REDACTED) made. The (REDACTED) available for (REDACTED) was XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XX months (REDACTED) (REDACTED) post-closing. (REDACTED) (REDACTED). Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-24): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	C	B			D	A			No
216725264	(Redacted)			24544069			Credit	Missing Document	General	Missing Document	Missing Document: Bank Statements - Personal not provided		Lender to provide (REDACTED) XXXX (REDACTED) for the (REDACTED) option Plan belonging to the (REDACTED). Dates provided are (REDACTED). and (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED), X are (REDACTED) (REDACTED), and X are (REDACTED). The (REDACTED) (REDACTED) reflected XXX successful (REDACTED) (REDACTED) (REDACTED) made. The (REDACTED) available for (REDACTED) was XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XX months (REDACTED) (REDACTED) post-closing. (REDACTED) (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-03-07): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X are Xs, X are (REDACTED) (REDACTED)s, and X are Xs. The (REDACTED) report reflected XXX successful X related payments made. The funds available for (REDACTED) was XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XX months (REDACTED) (REDACTED) post-closing. (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-04): The exception presented by the Lender is to allow the (REDACTED) statements as su(REDACTED)tted. The asset statements in the (REDACTED) file reflect (REDACTED) Xs, one with (REDACTED) (REDACTED) (REDACTED) ((REDACTED) statements) with a bala(REDACTED)e of XXX,XXX.XX and Morgan Sta(REDACTED)y (one transaction statement one printout) showing an available bala(REDACTED)e of XXXX,XXX.XX. The transaction statement is dated (REDACTED) XX, XXXX and the printout is dated November X, XXXX. Although there are not (REDACTED) consecutive statements on the Morgan Sta(REDACTED)y X, there is sufficient information to support the level of X and the overall assets available. Consideration of an exception to allow the statements as presented appears reasonable based on the merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X are Xs, X are (REDACTED) (REDACTED)s, and X are Xs. The (REDACTED) report reflected XXX successful X related payments made. The funds available for (REDACTED) was XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XX months (REDACTED) (REDACTED) post-closing.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	C	B			D	A			No
216725264	(Redacted)			24544262			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		(REDACTED) is to be securitized. Secondary valuation is missing, Lender to provide a recent desk review				Reviewer Comment (2022-02-22): Exception cleared. Buyer Comment (2022-02-17): CDA	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	C	B			D	A			No
216725264	(Redacted)			24544343			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of (REDACTED) does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) (REDACTED).	Minimum (REDACTED) is X.XX.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED), X are (REDACTED) (REDACTED), and X are (REDACTED). The (REDACTED) (REDACTED) reflected XXX successful (REDACTED) (REDACTED) (REDACTED) made. The (REDACTED) available for (REDACTED) was XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XX months (REDACTED) (REDACTED) post-closing. (REDACTED) (REDACTED). Client approves the down grade.	Aggregator,Owner
Reviewer Comment (2022-03-07): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X are Xs, X are (REDACTED) (REDACTED)s, and X are Xs. The (REDACTED) report reflected XXX successful X related payments made. The funds available for (REDACTED) was XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XX months (REDACTED) (REDACTED) post-closing. (REDACTED)d X. Client approves the downgrade and waive.

Seller Comment (2022-03-04): The exception presented by the Lender is to allow the DSCR as su(REDACTED)tted at .XX although (REDACTED)nimum standard guidelines is X.XX. However, it is important to note that the (REDACTED), according to his (REDACTED) report, has successfully (REDACTED)aged X debt. Additionally, the (REDACTED) (REDACTED)(REDACTED)ages his properties and has documented (REDACTED)ship of X properties currently. The overall merits of the file support consideration of an exception to the DSCR guideline. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X are Xs, X are (REDACTED) (REDACTED)s, and X are Xs. The (REDACTED) report reflected XXX successful X related payments made. The funds available for (REDACTED) was XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XX months (REDACTED) (REDACTED) post-closing.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	C	B			D	A			No
216725265	(Redacted)			24544181			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative (REDACTED) score of (REDACTED) is less than Guideline representative (REDACTED) score of (REDACTED).	Minimum (REDACTED) (REDACTED) is XXX.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. X.XX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). X.XX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED)	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-03-22): X.XX DSCR, XX.XX months of (REDACTED), (REDACTED)d X, client elects to downgrade and waive. Seller Comment (2022-03-21): CLIENT TO REVIEW - The purpose of the (REDACTED) is to redeem a t(REDACTED) for(REDACTED)ture filed in XXXX for the XXXX t(REDACTED)ws. The X is XX.XX%; DSCR is X.XX and borrower will (REDACTED) XX.X months of (REDACTED) (REDACTED) after closing.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725265	(Redacted)			24556502			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) provided doesn't specify (REDACTED) and Borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. X.XX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725265	(Redacted)			24556503			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. X.XX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-01-24): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725265	(Redacted)			24556996			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Calculated (REDACTED) do not (REDACTED)(REDACTED) proceeds from the subject transaction. (REDACTED) provided are (REDACTED) #XXXX.				Reviewer Comment (2022-03-18): Exception cleared. Seller Comment (2022-03-16): The subject (REDACTED) was a X refina(REDACTED)e and the borrower received XXX,XXX.XX in proceeds equal to XX.X months of (REDACTED) (REDACTED). Please remove this condition.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725265	(Redacted)			24575653			Credit	Investment Product	General Exception	Investment Product	Security Instrument Error: Assignment of Leases/Rents is not in the file and required by guidelines	-
Reviewer Comment (2022-04-01): Exception cleared.

Seller Comment (2022-03-31): (REDACTED) is (REDACTED)sta(REDACTED)n.  Paragraph XX on page X of the document contains assignments of rents language.

Reviewer Comment (2022-03-25): After reviewing all page of Security Insutmernt is (REDACTED)ssing the section for Assignment of Lease/Rents. Exception remains.

Buyer Comment (2022-03-23): Believe this has all pages, (REDACTED) to advise if there are a(REDACTED) other issues with the doc.

Reviewer Comment (2022-03-18): We do not (REDACTED) all pages of the Security Instrument, provide and this will clear this exception.

Seller Comment (2022-03-16): reviewed
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725266	(Redacted)			24543250			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED)X for (REDACTED) (REDACTED).	Borrower's Experience/Track Record	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Owner,Aggregator	Reviewer Comment (2022-01-24): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725266	(Redacted)			24544412			Credit	Fix and Flip	General	Fix and Flip	Missing Document: Spousal Consent not provided.	-	Texas requires (REDACTED)l consent for (REDACTED) (REDACTED).				Reviewer Comment (2022-02-24): Per client - Per (REDACTED)s fee(REDACTED)ck. (REDACTED) is on joint X to show (REDACTED)'s liquidity, nothing related to the (REDACTED).	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725266	(Redacted)			24544560			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED) - used XX,XXXk for (REDACTED)(REDACTED) price from background check and XXk (REDACTED) listed on application - (REDACTED) XXX.XXX%	Borrower's Experience/Track Record The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Minimum is X.XX and it is X.XX.	Owner,Aggregator Owner,Aggregator Owner
Reviewer Comment (2022-03-02): Client waives

Reviewer Comment (2022-03-01): Per client comment - The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX.  The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). (REDACTED) i(REDACTED)luding the (REDACTED)sh-out amount is XX.XX months. The DSCR on the subject property is X.XX, X is XX.

Seller Comment (2022-02-25): The exception presented by the Lender is to allow the X as su(REDACTED)tted at X.XXXXX. The guideline m(REDACTED)imum is .XX. The subject property was acquired on XX/XX/XXXX as a transfer with no listing of sales price information. The background check i(REDACTED)ludes the (REDACTED) price of XXX,XXX plus the appli(REDACTED)tion reflected improvements of XXX,XXX. The comments from the appraiser, in bold lettering, are that the subject property has been (REDACTED)letely remodeled down to the frame, which i(REDACTED)luded plumbing and electri(REDACTED)l. The (REDACTED)chen and bathrooms were remodeled in less than one year. Given the comments from the appraiser regarding the extensiveness of the remodel, it is reasonable to ascertain there were higher acquisition costs not documented in the (REDACTED) file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with X Xs listed.  The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). The file contains assets of XXX.XX plus the X received by the (REDACTED) at closing in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject property is X.XX. For these reasons, the exception to allow the X as su(REDACTED)tted appears reasonable.

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of  exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725266	(Redacted)			24581411			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Only (REDACTED) provided are (REDACTED) #XXXX.	Borrower's Experience/Track Record The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Minimum is X.XX and it is X.XX.	Owner,Aggregator Owner,Aggregator
Reviewer Comment (2022-03-02): Client waives

Reviewer Comment (2022-03-01): Per client comment - The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX.  The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). (REDACTED) i(REDACTED)luding the (REDACTED)sh-out amount is XX.XX months. The DSCR on the subject property is X.XX, X is XX.

Seller Comment (2022-02-25): The exception presented by the Lender is to allow the (REDACTED) (REDACTED) as su(REDACTED)tted. The (REDACTED) (REDACTED) su(REDACTED)tted in the (REDACTED) file were XXX.XX. The (REDACTED) also received a total of XXX,XXX.XX in X at closing. The consideration of an exception to allow the (REDACTED) (REDACTED) as presented appears reasonable based on the other merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with X Xs listed.  The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). The file contains assets of XXX.XX plus the X received by the (REDACTED) at closing in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject property is X.XX. For these reasons, the exception to allow the (REDACTED) as presented appears reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725267	(Redacted)			24544300			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided						Reviewer Comment (2022-02-16): Exception cleared Seller Comment (2022-02-16): cert of good standing, please remove exception	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725267	(Redacted)			24545655			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		The (REDACTED) documents in the file state all as the persons/(REDACTED) (REDACTED) checked. (REDACTED) is not permissible per lender guidelines. Provide (REDACTED) in (REDACTED) (REDACTED) name and (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725267	(Redacted)			24556958			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED)X for (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-24): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725267	(Redacted)			24581923			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Missing for New level (REDACTED) (REDACTED) and new (REDACTED). The (REDACTED) are used for closing and (REDACTED) and no (REDACTED) documents in the file.
Reviewer Comment (2022-03-24): We (REDACTED) within the OA the (REDACTED) (the only member and the only one) (REDACTED)n sign on behalf of the business and own XX%. Exception cleared.

Reviewer Comment (2022-03-18): XX/XX/XXXX Uploaded Online Business search. Guidelines require the following to use business funds: Requires a copy of the full Operating Agreement that details (REDACTED)ship of the X and access to funds in the X's (REDACTED)/(REDACTED) X. Exception remains.

Seller Comment (2022-03-16): (REDACTED) (REDACTED) and (REDACTED) (REDACTED) are active (REDACTED) corporations with (REDACTED) listed as agent as documented in a web search in ope(REDACTED)orporates with the source www.(REDACTED).org ((REDACTED) Department of State Division of Corporations)

Seller Comment (2022-03-16): The file contains statements for (REDACTED) (REDACTED) (REDACTED) Xs. One is under the name of (REDACTED) (REDACTED) with a bala(REDACTED)e of XXX,XXX.XX as of XX/XX/XXXX. The second X is under the name of (REDACTED) (REDACTED) with a bala(REDACTED)e of XXX,XXX.XX. Both (REDACTED) (REDACTED) and (REDACTED) (REDACTED) are active (REDACTED) corporations with (REDACTED) listed as agent as documented in a web search in ope(REDACTED)orporates with the source www.(REDACTED).org ((REDACTED) Department of State Division of Corporations).

Reviewer Comment (2022-03-09): Per client/seller email on XX/XX/XXXX - The guidelines are silent,  as we do not want a hard and fast rule of using X as the only (REDACTED). We generally do not li(REDACTED) to see XXX% of the (REDACTED) be from X. Exception remains.

Seller Comment (2022-03-09): This is a X refina(REDACTED)e and the borrower received XXX,XXX.XX at closing equal to XXX.XX months of (REDACTED) (REDACTED).  The assets in the cited (REDACTED) Xs were not "used for closing" as stated in the exception. The reserve requirement is met, additional documentation is not required,  please remove this exception.

Reviewer Comment (2022-03-08): Please provide the Operating Agreement for (REDACTED)s, Exception remains.

Seller Comment (2022-03-03): Please find the operating agreement uploaded for your review. Please clear exception.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725268	(Redacted)			24544863			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	Guides require (REDACTED) to be valid within XX days from the note.	The representative FICO score exceeds the guideline minimum by at least 40 points.	Compensating Factors - (REDACTED) is X.XX, (REDACTED) is XXX, XX.XX months of (REDACTED), XX (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-02-23): (REDACTED)(REDACTED) Factors - DSCR is X.XX, (REDACTED) is XXX, XX.XX months of (REDACTED), XX X. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725268	(Redacted)			24557105			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-24): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725269	(Redacted)			24557269			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) in (REDACTED) (REDACTED) name and (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725269	(Redacted)			24557274			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED)X from (REDACTED) (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-24): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725269	(Redacted)			24803096			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs and documented cost of improvements.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XXX months (REDACTED) vs X months	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Client waives

Reviewer Comment (2022-03-01): per client comment - "The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs of which XX are Xs. There are XXX successful X related payments shown on the report. The file contained XXXX,XXX.XX available for (REDACTED) divided by the (REDACTED) of XXXX.XX = XXX months (REDACTED) (REDACTED) post-closing. X is XX
"

Seller Comment (2022-02-24): The exception presented by the Lender to allow X as presented which exceeds guideline. The (REDACTED)lculated X on the transaction is X.XXXXX and the guideline m(REDACTED)imum is .XX. The property was transferred via Warranty Deed on XX/XX/XXXX with an unqualified sale for XXX,XXX and the note amount of XXXX,XXX, the X is (REDACTED)lculated at X.XXXXX. Although the X is higher than guideline, there are numerous updates i(REDACTED)luding the (REDACTED)chen updated one to five years ago and the bathrooms updated within the same timeline. Property (REDACTED)agement form shows the (REDACTED) owning/(REDACTED)aging X properties. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs of which XX are Xs. There are XXX successful X related payments shown on the report. The file contained XXXX,XXX.XX available for (REDACTED) divided by the (REDACTED) of XXXX.XX = XXX months (REDACTED) (REDACTED) post-closing.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725270	(Redacted)			24557790			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-24): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725270	(Redacted)			24557997			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) provided doesn't specify (REDACTED) and Borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Owner Owner Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725271	(Redacted)			24545701			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide clear (REDACTED)'s for the (REDACTED) (REDACTED) & the (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. Over XX months (REDACTED)	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-02-16): [X:XX AM] (REDACTED) Rampersad (REDACTED) is dated after Note date, client elects to downgrade and waive. Reviewer Comment (2022-02-16): waive Reviewer Comment (2022-02-16): received for X Seller Comment (2022-02-14): (REDACTED) Good Faith Homes (REDACTED) Reviewer Comment (2022-02-14): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725271	(Redacted)			24545711			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed (REDACTED)X for the (REDACTED) (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-24): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725271	(Redacted)			24546231			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Lender top provide a current fully executed (REDACTED) agreement for the subject (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. Over XX months (REDACTED) (REDACTED) is XXX vs XXX.	Aggregator,Owner Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-01): Client elects to waive using (REDACTED)(REDACTED) factors.

Reviewer Comment (2022-03-01): per seller comment - The property will be (REDACTED)(REDACTED)aged and the (REDACTED) currently has X properties owned/(REDACTED)aged si(REDACTED)e XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears supported by the (REDACTED) bureau report. There are XX Xs listed on the report, with X X, X edu(REDACTED)tion, and X X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets for (REDACTED) in the amount of XXX,XXX.XX, and when divided by the (REDACTED) of XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR for the subject transaction is X.XX, (REDACTED)lculated by taking XX% of mar(REDACTED)t rent divided by monthly (REDACTED).

Seller Comment (2022-02-25): The exception presented by the Lender is to allow the transaction without a current lease in place. The subject transaction is a X refina(REDACTED)e of an (REDACTED) property. According to guidelines the property should be leased at the time of ori(REDACTED)tion. However, in this (REDACTED)se, the property is (REDACTED). The subject property is a single fa(REDACTED)ly dwelling in the city of (REDACTED). (REDACTED) is X (REDACTED)les to (REDACTED) and there appears to be a good (REDACTED) mar(REDACTED)t in the area. The property will be (REDACTED)(REDACTED)aged and the (REDACTED) currently has X properties owned/(REDACTED)aged si(REDACTED)e XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears supported by the (REDACTED) bureau report. There are XX Xs listed on the report, with X X, X edu(REDACTED)tion, and X X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets for (REDACTED) in the amount of XXX,XXX.XX, and when divided by the (REDACTED) of XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR for the subject transaction is X.XX. For these reasons, consideration of an exception to allow the transaction without a current lease in place appears reasonable.

Seller Comment (2022-02-16): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725271	(Redacted)			24704228			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.		Updated/added XX.XX.XX - We are missing prior closing (REDACTED) and (REDACTED) is no documentation of any improvements made. Current (REDACTED) XXX.XXX%.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. Over XX months (REDACTED) (REDACTED) is XXX vs XXX.	Aggregator,Owner Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-01): Client elects to waive using (REDACTED)(REDACTED) factors.

Reviewer Comment (2022-03-01): per seller comment - The property will be (REDACTED)(REDACTED)aged and the (REDACTED) currently has X properties owned/(REDACTED)aged si(REDACTED)e XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears supported by the (REDACTED) bureau report. There are XX Xs listed on the report, with X X, X edu(REDACTED)tion, and X X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets for (REDACTED) in the amount of XXX,XXX.XX, and when divided by the (REDACTED) of XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR for the subject transaction is X.XX, (REDACTED)lculated by taking XX% of mar(REDACTED)t rent divided by monthly (REDACTED).

Seller Comment (2022-02-25): The exception presented by the Lender is to allow the X as su(REDACTED)tted at X.XXXXX when the guidelines reflect a m(REDACTED)imum X of .XX. Consideration of an exception to allow the su(REDACTED)tted X of X.XXXXX appears reasonable based on the overall merits of the (REDACTED). The property will be (REDACTED)(REDACTED)aged and the (REDACTED) currently has X properties owned/(REDACTED)aged si(REDACTED)e XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears supported by the (REDACTED) bureau report. There are XX Xs listed on the report, with X X, X edu(REDACTED)tion, and X X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets for (REDACTED) in the amount of XXX,XXX.XX, and when divided by the (REDACTED) of XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR for the subject transaction is X.XX. For these reasons, consideration of an exception to allow the transaction as presented with X of X.XXXXX appears reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725272	(Redacted)			24544657			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED)X for (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) = X.XX. (REDACTED) (REDACTED) (REDACTED) with XX years (REDACTED) and XX units (REDACTED). XX "as agreed" (REDACTED) (REDACTED) made. Client elects to downgrade and waive. (REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade	Owner Aggregator,Owner Originator	Reviewer Comment (2022-01-24): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725272	(Redacted)			24545841			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For (REDACTED)(REDACTED) with a (REDACTED) range of XXX-XXX, max (REDACTED) is XX%.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	(REDACTED) = X.XX. (REDACTED) (REDACTED) (REDACTED) with XX years (REDACTED) and XX units (REDACTED). XX "as agreed" (REDACTED) (REDACTED) made. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-03-16): DSCR = X.XX. (REDACTED) with XX years (REDACTED) and XX units (REDACTED)aged. XX "as agreed" X payments made. Client elects to downgrade and waive. Seller Comment (2022-03-14): X.XX% X exception. XX.XX% X refina(REDACTED)e. (REDACTED)(REDACTED) factors: DSCR = X.XX. (REDACTED) with XX years (REDACTED) and XX units (REDACTED)aged. XX "as agreed" X payments made.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725272	(Redacted)			24545844			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative (REDACTED) score of (REDACTED) is less than Guideline representative (REDACTED) score of (REDACTED).	Representative (REDACTED) (REDACTED) of XXX is less than Guideline representative (REDACTED) (REDACTED) of XXX.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	(REDACTED) = X.XX. (REDACTED) (REDACTED) (REDACTED) with XX years (REDACTED) and XX units (REDACTED). XX "as agreed" (REDACTED) (REDACTED) made. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-03-16): DSCR = X.XX. (REDACTED) with XX years (REDACTED) and XX units (REDACTED)aged. XX "as agreed" X payments made. Client elects to downgrade and waive. Seller Comment (2022-03-14): X point (REDACTED) (REDACTED) exception. (REDACTED)nimum (REDACTED) (REDACTED) required by guidelines is XXX. Borrower's (REDACTED) is XXX. XX.XX% X refina(REDACTED)e. (REDACTED)(REDACTED) factors: DSCR = X.XX. (REDACTED) with XX years (REDACTED) and XX units (REDACTED)aged. XX "as agreed" X payments made.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725272	(Redacted)			24558254			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) required to be in name of (REDACTED) and in (REDACTED).	Borrower has owned the subject property for at least 5 years.	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-24): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-02-24): Graded i(REDACTED)orrectly.

Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Seller Comment (2022-02-15): (REDACTED) provided.

Reviewer Comment (2022-02-15): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725272	(Redacted)			24584910			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guides, The (REDACTED) must also (REDACTED) at (REDACTED) (REDACTED)-month remaining term at the time of origination. Provide renewed (REDACTED) due to (REDACTED) expires in less than X months from the note.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	(REDACTED) = X.XX. (REDACTED) (REDACTED) (REDACTED) with XX years (REDACTED) and XX units (REDACTED). XX "as agreed" (REDACTED) (REDACTED) made. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-03-16): DSCR = X.XX. (REDACTED) with XX years (REDACTED) and XX units (REDACTED)aged. XX "as agreed" X payments made. Client elects to downgrade and waive. Seller Comment (2022-03-14): Existing lease expires within XX days of the Note date. (REDACTED)(REDACTED) factors: DSCR = X.XX. (REDACTED) with XX years (REDACTED) and XX units (REDACTED)aged. XX "as agreed" X payments made.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725272	(Redacted)			24803122			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs and documented cost of improvements.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	(REDACTED) = X.XX. (REDACTED) (REDACTED) (REDACTED) with XX years (REDACTED) and XX units (REDACTED). XX "as agreed" (REDACTED) (REDACTED) made. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-03-16): DSCR = X.XX. (REDACTED) with XX years (REDACTED) and XX units (REDACTED)aged. XX "as agreed" X payments made. Client elects to downgrade and waive. Seller Comment (2022-03-14): X.XXXXX X exception. XX.XX% X refina(REDACTED)e. Property was acquired X/XX/XXXX. (REDACTED)(REDACTED) factors: DSCR = X.XX. (REDACTED) with XX years (REDACTED) and XX units (REDACTED)aged. XX "as agreed" X payments made.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725273	(Redacted)			24546804			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing form (REDACTED)X for the borrowing (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a total of X (REDACTED). The file contains (REDACTED) in the amount of XX,XXX.XX divided by the (REDACTED) of XXXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. (REDACTED) (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-01-24): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725273	(Redacted)			24546838			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) check for both the (REDACTED) and the (REDACTED) (REDACTED). (REDACTED) provided has no names on it.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a total of X (REDACTED). The file contains (REDACTED) in the amount of XX,XXX.XX divided by the (REDACTED) of XXXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. (REDACTED) (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-10): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725273	(Redacted)			24583321			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		per appraisal, the subject is (REDACTED) (REDACTED) and no (REDACTED) in the file.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a total of X (REDACTED). The file contains (REDACTED) in the amount of XX,XXX.XX divided by the (REDACTED) of XXXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. (REDACTED) (REDACTED).

The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a total of X (REDACTED). The file contains (REDACTED) in the amount of XX,XXX.XX divided by the (REDACTED) of XXXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a total of X (REDACTED). The file contains (REDACTED) in the amount of XX,XXX.XX divided by the (REDACTED) of XXXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. (REDACTED) (REDACTED).
																Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-17): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a total of X Xs. The file contains assets in the amount of XX,XXX.XX divided by the (REDACTED) of XXXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-16): The exception presented by the Lender is to allow the documentation as presented at su(REDACTED)ssion. The appraisal outlines that the property is (REDACTED) (REDACTED). Additionally, there is a housing approval notice, for subsidy for the (REDACTED) of the unit that further supports that the property is actually leased to the (REDACTED). Although the lease agreement was not lo(REDACTED)ted in the file, there is support to consider an exception. Consideration of an exception appears reasonable based on the overall merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a total of X Xs. The file contains assets in the amount of XX,XXX.XX divided by the (REDACTED) of XXXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. The housing approval notice was uploaded by (REDACTED)(REDACTED) Fiamengo on XX/XX/XXXX. Thank you.

Reviewer Comment (2022-03-10): Please provide the Lease Agreement, Exception remains.

Seller Comment (2022-03-08): Housing Tena(REDACTED)y Approval Notice uploaded.

Reviewer Comment (2022-03-07): XX/XX/XXXX No document lo(REDACTED)ted as uploaded for exception. Exception remains.

Seller Comment (2022-03-03): uploaded the housing tena(REDACTED)y approval notice, please clear exception

Seller Comment (2022-02-16): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725273	(Redacted)			24704383			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - We are missing prior closing (REDACTED) and (REDACTED) is no documentation of any improvements made. Current (REDACTED) XXX.XXX% acquisition of underlying (REDACTED) is within XX months will be capped at +X% from (REDACTED) cap).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a total of X (REDACTED). The file contains (REDACTED) in the amount of XX,XXX.XX divided by the (REDACTED) of XXXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a total of X (REDACTED). The file contains (REDACTED) in the amount of XX,XXX.XX divided by the (REDACTED) of XXXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. (REDACTED) (REDACTED).
																Aggregator,Owner
Reviewer Comment (2022-03-07): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a total of X Xs. The file contains assets in the amount of XX,XXX.XX divided by the (REDACTED) of XXXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. Client elects to downgrade and waive.

Reviewer Comment (2022-03-07): XX/XX/XXXX Client to review and approve.

Seller Comment (2022-03-03): The exception presented by the Lender is to allow the X as su(REDACTED)tted. The guideline requirement is .XX however, the proper (REDACTED)lculation of the X is not possible given the lack of improvement documentation such as receipts or scope of work. According to the comments on the appraisal report, the (REDACTED)chen was remodeled X-X years, bathrooms updated X-X years. The floors had refinished hardwood and the property has been cosmeti(REDACTED)lly updated i(REDACTED)luding new interior paint. There is also a newer furnace, hot water tank and updated electri(REDACTED)l service according to the report comments. Consideration of an exception appears reasonable based on the overall merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a total of X Xs. The file contains assets in the amount of XX,XXX.XX divided by the (REDACTED) of XXXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725274	(Redacted)			24561255			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-24): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725274	(Redacted)			24561361			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) provided doesn't specify (REDACTED) and Borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Owner Aggregator,Owner Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-15): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725274	(Redacted)			24577143			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Missing for (REDACTED) (REDACTED) used for, New Level (REDACTED) (REDACTED), and (REDACTED) (REDACTED), to confirm (REDACTED) to use these funds for closing.
Reviewer Comment (2022-03-10): Exception cleared.

Seller Comment (2022-03-08): Borrowing X is (REDACTED) (REDACTED)(REDACTED), (REDACTED).  Operating Agreement for (REDACTED) (REDACTED)(REDACTED) (REDACTED) uploaded.

Reviewer Comment (2022-03-08): Please provide the Operating agreement for (REDACTED) (REDACTED), however received operating agreement for (REDACTED) (REDACTED)(REDACTED), (REDACTED) Exception remains.

Seller Comment (2022-03-03): uploaded operating agreement to clear exception

Reviewer Comment (2022-03-01): Received Operating Agreement for (REDACTED) (REDACTED) however Required Operating Agreement for (REDACTED) (REDACTED) Please provide he(REDACTED)e Exception remains same.

Seller Comment (2022-02-24): Please find uploaded the (REDACTED) operating agreements requested, for (REDACTED) and (REDACTED)s. Please clear the exception.
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725276	(Redacted)			24561823			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) in name of (REDACTED) (REDACTED) and (REDACTED).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-15): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725276	(Redacted)			24561826			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED)X (REDACTED) (REDACTED)	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-24): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725277	(Redacted)			24562116			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing fully executed (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-24): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725277	(Redacted)			24584599			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		per guides, A (REDACTED) with a start date within XX days of closing date and proof of receipt of security deposit. Missing proof.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is XXX vs XXX. (REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. Over XX months (REDACTED) vs X months.	Aggregator,Owner Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-01): Client elects to waive using (REDACTED)(REDACTED) factors.

Reviewer Comment (2022-03-01): per seller comment - Lease start date is XX/X/XX, Note date is XX/XX/XX with monthly rent of XXXX. DSCR is X.XX using mar(REDACTED)t rent of XXXX. The (REDACTED) (REDACTED) (REDACTED) for the (REDACTED) XXX with XX Xs of which X are Xs. There are XXX X related payments shown on the (REDACTED) report. The file contained assets showing XXX,XXX.XX divided by the (REDACTED) of XXX.XX results in XX.XX (REDACTED) (REDACTED) post closing.

Seller Comment (2022-02-24): The exception presented by the Lender is to allow the lease with a start date within XX days of closing without proof of receipt of security deposit. Although the documentation of the receipt of the security deposit was not lo(REDACTED)ted in the (REDACTED) file, the (REDACTED) currently has X properties owned/(REDACTED)aged si(REDACTED)e XXXX. The (REDACTED) (REDACTED) (REDACTED) for the (REDACTED) XXX with XX Xs of which X are Xs. There are XXX X related payments shown on the (REDACTED) report. The file contained assets showing XXX,XXX.XX divided by the (REDACTED) of XXX.XX results in XX.XX (REDACTED) (REDACTED) post closing. Due to the overall strength of the file, it is reasonable to consider an exception to allow the lease without proof of initial deposit.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725277	(Redacted)			24584678			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Situs requires the govt., detailed search for the (REDACTED) and (REDACTED). All (REDACTED) in the file (REDACTED) "all". provide detailed search from (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is XXX vs XXX. (REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. Over XX months (REDACTED) vs X months.	Aggregator,Owner Aggregator,Owner Owner Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-15): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725278	(Redacted)			24546055			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing fully executed (REDACTED)	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) XXX	Owner Aggregator,Owner,Originator	Reviewer Comment (2022-01-24): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725278	(Redacted)			24547610			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Minimum of X months (REDACTED) (REDACTED) is required. (REDACTED) (REDACTED) ending XXXX, the (REDACTED) file only contains one month's (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) XXX (REDACTED) is X.XX vs X.XX.	Aggregator,Owner,Originator Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using The subject property will be (REDACTED)(REDACTED)aged by the (REDACTED) who lists one property owned and (REDACTED)aged si(REDACTED)e XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs of which X is a X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflected XX successful X related payments made. The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-03-04): Per client comment - The subject property will be (REDACTED)(REDACTED)aged by the (REDACTED) who lists one property owned and (REDACTED)aged si(REDACTED)e XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs of which X is a X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflected XX successful X related payments made. The DSCR on the subject transaction is X.XX.

Seller Comment (2022-03-02): The exception presented by the Lender is to allow the assets as su(REDACTED)tted on the (REDACTED) transaction. The settlement statement reflected that the borrower was required to bring XXXX,XXX.XX to closing. There were three Xs verified in the (REDACTED) file, (REDACTED) of (REDACTED)a with a bala(REDACTED)e of XXX,XXX.XX, F(REDACTED)t Central (REDACTED) with a bala(REDACTED)e of XXXX,XXX and (REDACTED)thay (REDACTED) with a bala(REDACTED)e of XX,XXX.XX. The X with (REDACTED)thay (REDACTED), #XXXX, i(REDACTED)luded only one statement. The funds remaining after closing were XXX,XXX.XX or X.XXXX months (REDACTED) (REDACTED) post-closing. The required (REDACTED) were six months or XXX,XXX.XX, a differe(REDACTED)e from the verified funds of XX,XXX.XX in (REDACTED). Consideration of an exception to allow one statement for the (REDACTED)thay (REDACTED) X is reasonable based on the (REDACTED) profile of the (REDACTED). The subject property will be (REDACTED)(REDACTED)aged by the (REDACTED) who lists one property owned and (REDACTED)aged si(REDACTED)e XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs of which X is a X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflected XX successful X related payments made. The DSCR on the subject transaction is X.XX. For these reasons, consideration of an exception appears reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725278	(Redacted)			24547817			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	(REDACTED) used are (REDACTED), (REDACTED) (REDACTED) #XXXX, (REDACTED) (REDACTED) #XXXX and (REDACTED) #XXXX.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) XXX (REDACTED) is X.XX vs X.XX.	Aggregator,Owner,Originator Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using The subject property will be (REDACTED)(REDACTED)aged by the (REDACTED) who lists one property owned and (REDACTED)aged si(REDACTED)e XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs of which X is a X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflected XX successful X related payments made. The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-03-04): Per client comment - The subject property will be (REDACTED)(REDACTED)aged by the (REDACTED) who lists one property owned and (REDACTED)aged si(REDACTED)e XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs of which X is a X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflected XX successful X related payments made. The DSCR on the subject transaction is X.XX.

Seller Comment (2022-03-02): The exception presented by the Lender is to allow the assets as su(REDACTED)tted on the (REDACTED) transaction. The settlement statement reflected that the borrower was required to bring XXXX,XXX.XX to closing. There were three Xs verified in the (REDACTED) file, (REDACTED) of (REDACTED)a with a bala(REDACTED)e of XXX,XXX.XX, F(REDACTED)t Central (REDACTED) with a bala(REDACTED)e of XXXX,XXX and (REDACTED)thay (REDACTED) with a bala(REDACTED)e of XX,XXX.XX. The X with (REDACTED)thay (REDACTED), #XXXX i(REDACTED)luded only one statement. The funds remaining after closing were XXX,XXX.XX or X.XXXX months (REDACTED) (REDACTED) post-closing. The required (REDACTED) were six months or XXX,XXX.XX, a differe(REDACTED)e from the verified funds of XX,XXX.XX in (REDACTED). Consideration of an exception is reasonable based on the (REDACTED) profile of the (REDACTED). The subject property will be (REDACTED)(REDACTED)aged by the (REDACTED) who lists one property owned and (REDACTED)aged si(REDACTED)e XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs of which X is a X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflected XX successful X related payments made. The DSCR on the subject transaction is X.XX. For these reasons, consideration of an exception appears reasonable.

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) months (REDACTED) of X.XX is less than Guideline (REDACTED) months (REDACTED) of X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725278	(Redacted)			24585509			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) required to be in the name of (REDACTED) and in (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) XXX	Aggregator,Owner,Originator	Reviewer Comment (2022-02-15): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): Ren Bronx X (REDACTED) (REDACTED) uploaded for review, please clear exception Reviewer Comment (2022-02-15): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725279	(Redacted)			24547166			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of (REDACTED) does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) (REDACTED).	Minimum (REDACTED) is X.XX.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months (REDACTED).	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Client waives

Reviewer Comment (2022-03-01): per client comment - DSCR of X.XX is (REDACTED)lculated using XX% of XXXXX in mar(REDACTED)t rents for a (REDACTED) unit. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is supported by the data on the (REDACTED) bureau report. The file contained assets for (REDACTED) in the amount of XXXX,XXX.XX divided by XX,XXX.XX resulting in XX.XX (REDACTED) (REDACTED) post-closing.

Seller Comment (2022-02-24): The exception presented by the Lender is to allow the DSCR as (REDACTED)lculated at .XX. (REDACTED)nimum guideline requirement is X.X. The varia(REDACTED)e is (REDACTED)nor and the file strength supports consideration of an exception to allow the DSCR as presented in this (REDACTED)se. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is supported by the data on the (REDACTED) bureau report. It is important to note that the property has been updated with the (REDACTED)chen and bathrooms updated within one to five years. The improvements are well maintained. While the mar(REDACTED)t rent according to the rent schedule is XX,XXX, the comments support that va(REDACTED)(REDACTED)y rates seem to be low, below XX%. Rents in the area vary according to condition and view. The file contained assets for (REDACTED) in the amount of XXXX,XXX.XX divided by XX,XXX.XX resulting in XX.XX (REDACTED) (REDACTED) post-closing. Given the merits of the file, the exception to allow the DSCR at .XX appears reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725279	(Redacted)			24562460			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED)X (REDACTED)	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-24): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725279	(Redacted)			24562509			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) in (REDACTED) and (REDACTED)	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months (REDACTED).	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-10): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725280	(Redacted)			24562947			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing fully executed (REDACTED)X	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) = XXX. XX.XXX (REDACTED). (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED).. Client approves the downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725280	(Redacted)			24563382			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	(REDACTED) used are the (REDACTED), (REDACTED) #XXXX and #XXXX	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) = XXX. XX.XXX (REDACTED). (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED).. Client approves the downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-03-11): (REDACTED) (REDACTED) = XXX. XX.XX% X. X History = XXX "as agreed" payments made. (REDACTED)d X.. Client approves the downgrade and waive. Seller Comment (2022-03-10): Required X months (REDACTED) not verified. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. XX.XX% X. X History = XXX "as agreed" payments made.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725280	(Redacted)			24752025			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying (REDACTED) for Closing of (REDACTED) is less than Cash From Borrower (REDACTED).		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) (REDACTED) = XXX. XX.XXX (REDACTED). (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-03-11): (REDACTED) (REDACTED) = XXX. XX.XX% X. X History = XXX "as agreed" payments made. (REDACTED)d X. Client elects to downgrade and waive. Seller Comment (2022-03-10): Assets short to close. Borrowers were required to bring XXXX,XXX.XX to closing. Verified assets total XXXX,XXX.XX, leaving the borrower short to close by XXX,XXX.XX. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. XX.XX% X. X History = XXX "as agreed" payments made.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725281	(Redacted)			24563454			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing fully executed (REDACTED)X	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
We have (REDACTED) letter in file doc ID XXXX and is date (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) calc of X.XX assumed a XX for unit X instead of market (REDACTED) or XXX of market (REDACTED), which would take (REDACTED) over X.X. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX unites with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED), X is an (REDACTED) (REDACTED) (REDACTED). The (REDACTED) (REDACTED) reflects XXX successful (REDACTED) (REDACTED) (REDACTED) made. The file contains (REDACTED) for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in X.XX months of (REDACTED) post-closing. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.. Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-02-15): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is date XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216725281	(Redacted)			24585585			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		(REDACTED) provided are for #XXXX, #XXXX and #XXXX. Missing for the Xth unit.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
We have (REDACTED) letter in file doc ID XXXX and is date (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) calc of X.XX assumed a XX for unit X instead of market (REDACTED) or XXX of market (REDACTED), which would take (REDACTED) over X.X. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX unites with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED), X is an (REDACTED) (REDACTED) (REDACTED). The (REDACTED) (REDACTED) reflects XXX successful (REDACTED) (REDACTED) (REDACTED) made. The file contains (REDACTED) for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in X.XX months of (REDACTED) post-closing. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-03-07): DSCR (REDACTED)lc of X.XX assumed a XX for unit X instead of mar(REDACTED)t rent or XX% of mar(REDACTED)t rent, which would ta(REDACTED) DSCR over X.X. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX unites with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X are Xs, X is an (REDACTED) (REDACTED) X. The (REDACTED) report reflects XXX successful X related payments made. The file contains assets for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in X.XX months of (REDACTED) post-closing.. Client elects to downgrade and waive.

Seller Comment (2022-03-03): The exception presented by the Lender is to allow the lease documentation as presented in the (REDACTED) file. The file was su(REDACTED)tted with leases provided for #XXXX, #XXXX, and #XXXX. There is a Xth unit where no lease was received. Consideration of an exception appears reasonable given the overall merits of the file. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX unites with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X are Xs, X is an (REDACTED) (REDACTED) X. The (REDACTED) report reflects XXX successful X related payments made. The file contains assets for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in X.XX months of (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Seller Comment (2022-02-16): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216725281	(Redacted)			24585643			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Situs requires the govt., detailed search for the (REDACTED) and (REDACTED). All (REDACTED) in the file (REDACTED) "all". provide detailed search from (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower has owned the subject property for at least 5 years.
(REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.. Client elects to downgrade and waive.

We have (REDACTED) letter in file doc ID XXXX and is date (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) calc of X.XX assumed a XX for unit X instead of market (REDACTED) or XXX of market (REDACTED), which would take (REDACTED) over X.X. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX unites with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED), X is an (REDACTED) (REDACTED) (REDACTED). The (REDACTED) (REDACTED) reflects XXX successful (REDACTED) (REDACTED) (REDACTED) made. The file contains (REDACTED) for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in X.XX months of (REDACTED) post-closing. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.. Client elects to downgrade and waive.
																Aggregator,Owner Aggregator,Owner Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-15): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216725281	(Redacted)			24585685			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	(REDACTED) provided are (REDACTED) #XXXX.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
(REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.. Client elects to downgrade and waive.

We have (REDACTED) letter in file doc ID XXXX and is date (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) calc of X.XX assumed a XX for unit X instead of market (REDACTED) or XXX of market (REDACTED), which would take (REDACTED) over X.X. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX unites with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED), X is an (REDACTED) (REDACTED) (REDACTED). The (REDACTED) (REDACTED) reflects XXX successful (REDACTED) (REDACTED) (REDACTED) made. The file contains (REDACTED) for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in X.XX months of (REDACTED) post-closing. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.. Client elects to downgrade and waive.
																Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-03-21): DSCR = X.XX. X History = XXX "as agreed" payments made.. Client elects to downgrade and waive. Seller Comment (2022-03-18): X.XX month shortage of verified (REDACTED) (REDACTED). (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as agreed" payments made. Exception recommended.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216725281	(Redacted)			24803159			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs and documented cost of improvements.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
(REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.. Client elects to downgrade and waive.

We have (REDACTED) letter in file doc ID XXXX and is date (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) calc of X.XX assumed a XX for unit X instead of market (REDACTED) or XXX of market (REDACTED), which would take (REDACTED) over X.X. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX unites with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED), X is an (REDACTED) (REDACTED) (REDACTED). The (REDACTED) (REDACTED) reflects XXX successful (REDACTED) (REDACTED) (REDACTED) made. The file contains (REDACTED) for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in X.XX months of (REDACTED) post-closing. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.. Client elects to downgrade and waive.
																Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-03-21): DSCR = X.XX. X History = XXX "as agreed" payments made.. Client elects to downgrade and waive. Seller Comment (2022-03-18): .XXXXX X exception. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as agreed" payments made. Exception recommended.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216725282	(Redacted)			24548885			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Both Borrowing (REDACTED) and (REDACTED)'s Background Checks are missing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") with the actual names listed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date. XX (REDACTED) (REDACTED) (X (REDACTED) open) showing all (REDACTED) on time. (REDACTED) is X.XX; and (REDACTED) are XX.X months of (REDACTED) (REDACTED). client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-15): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-14): (REDACTED) for EM Hughes & Associates (REDACTED) Reviewer Comment (2022-02-14): (REDACTED)ssing for borrowing X only.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725282	(Redacted)			24548899			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. XX (REDACTED) (REDACTED) (X (REDACTED) open) showing all (REDACTED) on time. (REDACTED) is X.XX; and (REDACTED) are XX.X months of (REDACTED) (REDACTED). client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725282	(Redacted)			24549612			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For (REDACTED)(REDACTED) with a (REDACTED) range of XXX-XXX, max (REDACTED) max is XX%.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. XX (REDACTED) (REDACTED) (X (REDACTED) open) showing all (REDACTED) on time. (REDACTED) is X.XX; and (REDACTED) are XX.X months of (REDACTED) (REDACTED). client elects to downgrade and waive. (REDACTED) is dated after Note date. XX (REDACTED) (REDACTED) (X (REDACTED) open) showing all (REDACTED) on time. (REDACTED) is X.XX; and (REDACTED) are XX.X months of (REDACTED) (REDACTED). client elects to downgrade and waive.	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-04-04): XX rated Xs (X currently open) showing all payments on time. DSCR is X.XX; and there are XX.X months of (REDACTED) (REDACTED). client elects to downgrade and waive. Seller Comment (2022-03-31): We believe an X exception is reasonable - XX.XX% based on XX rated Xs (X currently open) showing all payments on time. DSCR is X.XX; and there are XX.X months of (REDACTED) (REDACTED) Reviewer Comment (2022-03-17): XX/XX/XXXX Seller reviewing. Seller Comment (2022-03-16): reviewed Seller Comment (2022-03-16): reviewed.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725282	(Redacted)			24549613			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	For (REDACTED)(REDACTED) with a (REDACTED) range of XXX-XXX, max (REDACTED) is XX%, current is XXX.XXX%. Missing prior closing (REDACTED) - used XXXk for (REDACTED)(REDACTED) price from application and background check and X (REDACTED) listed on application - (REDACTED) XXX.XXX%	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. XX (REDACTED) (REDACTED) (X (REDACTED) open) showing all (REDACTED) on time. (REDACTED) is X.XX; and (REDACTED) are XX.X months of (REDACTED) (REDACTED). client elects to downgrade and waive. (REDACTED) is dated after Note date. XX (REDACTED) (REDACTED) (X (REDACTED) open) showing all (REDACTED) on time. (REDACTED) is X.XX; and (REDACTED) are XX.X months of (REDACTED) (REDACTED). client elects to downgrade and waive.	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-04-04): XX rated Xs (X currently open) showing all payments on time. DSCR is X.XX; and there are XX.X months of (REDACTED) (REDACTED). client elects to downgrade and waive. Reviewer Comment (2022-03-17): XX/XX/XXXX Seller reviewing. Seller Comment (2022-03-16): reviewed Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725282	(Redacted)			24577622			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship was not provided	-	Missing for both (REDACTED).				Reviewer Comment (2022-02-23): provided Seller Comment (2022-02-22): Please see the uploaded appli(REDACTED)tion that i(REDACTED)ludes (REDACTED)ship information. Please remove the exception, thank you	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725283	(Redacted)			24547980			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide clear (REDACTED)'s for the (REDACTED) (REDACTED) & the (REDACTED)	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) XXX	Owner Owner Owner Owner Owner,Originator	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-15): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725283	(Redacted)			24547995			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed Form (REDACTED)X for the (REDACTED) (REDACTED)	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) XXX	Owner Owner Owner Owner Owner,Originator	Reviewer Comment (2022-01-24): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725284	(Redacted)			24564534			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED). (REDACTED) letter is not in the file.				Reviewer Comment (2022-03-14): Received Form W-X. Exception is cleared. Seller Comment (2022-03-10): Executed WX uploaded	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216725284	(Redacted)			24565047			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) provided doesn't specify (REDACTED) and Borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has owned the subject property for at least 5 years.	(REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED).	Aggregator,Owner Owner Owner Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-15): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216725284	(Redacted)			24803175			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs, original sales price, and documented cost of improvements. (REDACTED) was an application in the file but the Original Sales Price provided was more than the current appraised value. Verification of the original sales price is required.	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-03-11): DSCR is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-10): XX.XX% X refi with HUD showing XXX,XXX.XX back to the Borrower at close.  Per Redfin property was acquired XX/X/XXXX for XXXX,XXX.XX citing public records. htt(REDACTED)://(REDACTED)/XXX-Xth-St-(REDACTED)-XXXXX/home/XXXXXXX.  Appraiser indi(REDACTED)tes that (REDACTED)chen and bathrooms were upgraded X-X years ago. New (REDACTED) amount XXXX,XXX.XX.  X re(REDACTED)lculation = X.XXXXX and meets guidelines (REDACTED)g less than m(REDACTED) allowed X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216725285	(Redacted)			24564512			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-24): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725285	(Redacted)			24564550			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Both Borrowing (REDACTED) and (REDACTED)'s Background Checks are missing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") with the actual names listed.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. Over XX months vs X.	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) Provided. Reviewer Comment (2022-02-10): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725285	(Redacted)			24704866			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - We are missing prior closing (REDACTED) and (REDACTED) is no documentation of any improvements made.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. Over XX months vs X.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): client waives

Reviewer Comment (2022-03-01): per seller comment -  The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED). The (REDACTED) (REDACTED) (REDACTED) for the (REDACTED) is XXX and appears to be supported by the information on the (REDACTED) bureau report. There are XX Xs of which X are X. There are XX X related payments shown on the report. The file contained asset documentation showing (REDACTED) of XXX,XXX.XX divided by XXXX.XX (REDACTED) results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the transaction is X.XX.

Seller Comment (2022-02-24): The exception presented by the Lender is to allow the X as (REDACTED)lculated at X.XXXXX which exceeds the guideline  of .XX. The documentation regarding the scope of work and receipt for repa(REDACTED) and improvements were not lo(REDACTED)ted in the (REDACTED) file. However, the appraisal report clearly outlines that the (REDACTED)chen and bathrooms (REDACTED) been updated but no timeline was provided. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED). The (REDACTED) (REDACTED) (REDACTED) for the (REDACTED) is XXX and appears to be supported by the information on the (REDACTED) bureau report. There are XX Xs of which X are X. There are XX X related payments shown on the report. The file contained asset documentation showing (REDACTED) of XXX,XXX.XX divided by XXXX.XX (REDACTED) results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the transaction is X.XX. For these reasons, the exception for X as su(REDACTED)tted appears reasonable.

Reviewer Comment (2022-02-16): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725286	(Redacted)			24564418			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing fully executed (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) of X.XX, XXX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725286	(Redacted)			24585913			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	Credit to be within XX days from the note.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) of X.XX, XXX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-03-15): DSCR of X.XX, XXX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive. Seller Comment (2022-03-14): (REDACTED) report is XXX days old. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as agreed" payments made. XX% X.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725286	(Redacted)			24585926			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Situs requires the govt., detailed search for the (REDACTED) and (REDACTED). All (REDACTED) in the file (REDACTED) "all". provide detailed search from (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) of X.XX, XXX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Owner Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-10): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725286	(Redacted)			24585958			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For (REDACTED)(REDACTED) with a (REDACTED) range of XXX-XXX, am (REDACTED) is XX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) of X.XX, XXX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-03-15): DSCR of X.XX, XXX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive. Seller Comment (2022-03-14): X% X exception. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as agreed" payments made. XX% X.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725286	(Redacted)			24585959			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing the acquisition date and amount.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) of X.XX, XXX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-03-15): DSCR of X.XX, XXX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive. Seller Comment (2022-03-14): X.XXXX X exception. XX% X refi. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as agreed" payments made. XX% X. Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725287	(Redacted)			24549068			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) check for both (REDACTED). (REDACTED) provided has no names.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.		Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-10): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725287	(Redacted)			24803178			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs and documented cost of improvements.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's Experience/Track Record	Borrower has many (REDACTED) on the (REDACTED) (REDACTED)X years (REDACTED)	Owner Owner,Aggregator
Reviewer Comment (2022-03-02): Client waives

Reviewer Comment (2022-03-01): Per seller comment - The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears to be supported by the (REDACTED) report information. The (REDACTED) file contains a total of XX Xs of which XX are Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflected XXX X related payments made. The file contains assets for (REDACTED) in the amount of XXX,XXX.XX divided by XX,XXX.XX results X.XXX (REDACTED) (REDACTED) post-closing. X is XX

Seller Comment (2022-02-24): The exception presented by the Lender is to allow the X as su(REDACTED)tted. The (REDACTED)lculated X of X.XXXXX exceeds the guideline of .XX. The (REDACTED)chen was remodeled less than one year as were the bathrooms. There was no documentation of the scope of work or receipts for improvements but the comments from the appraisal, supported by the appli(REDACTED)tion information, outlines the updates to the property. Consideration of an exception appear reasonable based on the overall strength of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears to be supported by the (REDACTED) report information. The (REDACTED) file contains a total of XX Xs of which XX are Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflected XXX X related payments made. The file contains assets for (REDACTED) in the amount of XXX,XXX.XX divided by XX,XXX.XX results X.XXX (REDACTED) (REDACTED) post-closing. For these reasons, an exception appears reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725288	(Redacted)			24548700			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing fully executed (REDACTED)X	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	The (REDACTED) of X.XX is greater than the minimum required (REDACTED) of X.XX. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. XX.XX months' (REDACTED) (REDACTED). XXX "as agreed" (REDACTED) payment made.	Owner Owner,Aggregator	Reviewer Comment (2022-01-24): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725288	(Redacted)			24587940			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) required to be in name of (REDACTED) and in (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	The (REDACTED) of X.XX is greater than the minimum required (REDACTED) of X.XX. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. XX.XX months' (REDACTED) (REDACTED). XXX "as agreed" (REDACTED) payment made.	Owner Owner,Aggregator	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-15): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725288	(Redacted)			24587954			Credit	Insurance	Insurance Documentation	Insurance	Insufficient Coverage: Flood insurance coverage amount is insufficient.		The (REDACTED) (REDACTED) coverage amount does not cover the unpaid (REDACTED) balance of the (REDACTED) or (REDACTED) the maximum coverage available.				Reviewer Comment (2022-03-21): XX/XX/XXXX Updated Flood received Seller Comment (2022-03-16): Updated policy for XXXX,XXX attached.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725288	(Redacted)			24587962			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The (REDACTED) file does not document the (REDACTED) %s of the (REDACTED) of the borrowing (REDACTED) (REDACTED).
Reviewer Comment (2022-03-31): Exception cleared.

Seller Comment (2022-03-28): CLIENT TO REVIEW.   (REDACTED) is correct that the Operating Agreement does not specify the percentage (REDACTED)ship of each member.  There is a Corporate Resolution on page XXXX of the Clarity (REDACTED) file that is signed by both (REDACTED) who appear to be the only members  of the (REDACTED) and would hold a combined XXX% interest.  As each has signed the (REDACTED) documents and each has provided a Personal Guaranty on the (REDACTED) their respective percentages of (REDACTED)ship are not relevant.

Reviewer Comment (2022-03-21): XX/XX/XXXX Seller reviewing.

Seller Comment (2022-03-16): reviewed.

Reviewer Comment (2022-03-16): We do not (REDACTED) % (REDACTED)ship of the (REDACTED), the operating agreement does not name a(REDACTED) of the members or (REDACTED)ship on the agreement. Exception remains.

Seller Comment (2022-03-14): Although (REDACTED)ship percentage has not been established. The file contains an (REDACTED) Consent for the borrowing X stating the either member of the (REDACTED) has the authority to sign on behalf of the (REDACTED)a(REDACTED) and bind the (REDACTED)a(REDACTED) in all matters, i(REDACTED)luding (REDACTED) documents, note and X documents, and other (REDACTED) related agreements.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725288	(Redacted)			24705006			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - We are missing prior closing (REDACTED) and (REDACTED) is no documentation of any improvements made.	The qualifying DSCR on the loan is greater than the guideline minimum.	The (REDACTED) of X.XX is greater than the minimum required (REDACTED) of X.XX. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. XX.XX months' (REDACTED) (REDACTED). XXX "as agreed" (REDACTED) payment made.	Owner,Aggregator
Reviewer Comment (2022-03-16): (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  XX.XX months' (REDACTED) (REDACTED). XXX "as agreed" X payment made. Client elects to downgrade and waive.

Seller Comment (2022-03-14): X.XXXXX X exception.  XX% X refina(REDACTED)e. (REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  XX.XX months' (REDACTED) (REDACTED). XXX "as agreed" X payment made.

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725290	(Redacted)			24549741			Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	-	Per Guideline (REDACTED) must be paid in full or in satisfactory status and (REDACTED) must provide evidence of (REDACTED) current on payment plan for a minimum of X months prior to the closing of the (REDACTED).	The (Redacted) ((Redacted)) is greater than the guideline requirement by (Redacted). Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) (Redacted) approves the down grade. Over (Redacted) months in reserves vs (Redacted).	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-04-19): Client elects to waive using compensating factors.

Seller Comment (2022-03-03): The exception presented by the Lender is to allow the transaction as su(REDACTED)tted with a XXXX.XX State T(REDACTED) Lien. The subject transaction is for the (REDACTED) of a single fa(REDACTED)ly attached (REDACTED) property. The background check reflects a state (REDACTED) t(REDACTED) lien in the amount of XXXX.XX which shows a reported date of XX/XX/XXXX and a collection date of XX/XX/XXXX, from the State of (REDACTED). The entry does not appear to be cleared but given the collection date, it (REDACTED) be. Research of the item did not reflect sufficient information to ma(REDACTED) a final deter(REDACTED)nation. The title (REDACTED) did not reflect a(REDACTED) t(REDACTED)es owed for this X and did not reflect a(REDACTED) exception regarding same. Consideration of an exception to allow the file with the aforementioned lien information appears reasonable based on the overall merits of the file. The subject property is to be (REDACTED)aged by a (REDACTED) firm with XXX units currently under (REDACTED)agement and with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) report that reflects a total of XX Xs of which X are Xs, X are (REDACTED) (REDACTED)s and X is an X (REDACTED) X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX resulting in XXX.XX months of (REDACTED) (REDACTED) post-closing.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725290	(Redacted)			24594513			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) form for the (REDACTED).	The (Redacted) ((Redacted)) is greater than the guideline requirement by (Redacted).	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) (Redacted) approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725290	(Redacted)			24597076			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) required to be in name of (REDACTED) and in (REDACTED).	The (Redacted) ((Redacted)) is greater than the guideline requirement by (Redacted). Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) (Redacted) approves the down grade. Over (Redacted) months in reserves vs (Redacted).	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-15): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725291	(Redacted)			24550156			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing fully executed (REDACTED)	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725291	(Redacted)			24550566			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	(REDACTED) required is X months per guidelines and then an additional X months for (REDACTED) (REDACTED) within X% of the maximum.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's Experience/Track Record The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. over X years (REDACTED) with X REOs completed (REDACTED) is X.XX vs X.XX	Aggregator,Owner Owner,Aggregator Owner,Aggregator
Reviewer Comment (2022-03-02): Client waives

Reviewer Comment (2022-03-01): Per client comment -  The (REDACTED) is a realtor and has been working at Best Group Realty for the past X years and in the same (REDACTED) for the last X years. The property (REDACTED)agement (REDACTED) form outlines X properties currently owned and (REDACTED)aged by the (REDACTED). The (REDACTED) (REDACTED) (REDACTED) for the (REDACTED) is XXX and appears supported by the data of the (REDACTED) report. There are XX Xs of which X are X and X are X Xs. There are XXX successful X related payments shown on the report. The (REDACTED) has (REDACTED) dating back to XX/XXXX.  The assets outlined in the (REDACTED) file provide XXXX,XXX.XX for closing and remaining (REDACTED) as outlined in the amount of XXX,XXX.XX or X.XX months (REDACTED) (REDACTED) post-closing. The DSCR for the subject transaction is X.XX.

Seller Comment (2022-02-24): The exception presented by the Lender is to allow the (REDACTED) (REDACTED) as presented of X.XX months (REDACTED) (REDACTED) when the guidelines require X months. The (REDACTED) is a realtor and has been working at Best Group Realty for the past X years and in the same (REDACTED) for the last X years. The property (REDACTED)agement (REDACTED) form outlines X properties currently owned and (REDACTED)aged by the (REDACTED). The (REDACTED) (REDACTED) (REDACTED) for the (REDACTED) is XXX and appears supported by the data of the (REDACTED) report. There are XX Xs of which X are X and X are X Xs. There are XXX successful X related payments shown on the report. The (REDACTED) has (REDACTED) dating back to XX/XXXX.  The assets outlined in the (REDACTED) file provide XXXX,XXX.XX for closing and remaining (REDACTED) as outlined in the amount of XXX,XXX.XX or X.XX months (REDACTED) (REDACTED) post-closing. The DSCR for the subject transaction is X.XX. Given the overall strength of the (REDACTED) and transaction, the exception to allow the (REDACTED) as presented appears reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725292	(Redacted)			24550595			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing form (REDACTED)X for the (REDACTED) (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725292	(Redacted)			24550635			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) check for (REDACTED) and (REDACTED) (REDACTED). (REDACTED) provided has no names listed	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. Over XX months (REDACTED)	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-10): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725292	(Redacted)			24705106			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - We are missing prior closing (REDACTED) and (REDACTED) is no documentation of any improvements made.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. Over XX months (REDACTED)	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Client waives

Reviewer Comment (2022-03-01): Per client comment - The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX, supported by XX Xs of which X is a X, X are (REDACTED)s, and XX are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contained assets for (REDACTED) in the amount of XXX,XXX.XX divided by XXXX.XX results in XX.XX (REDACTED) (REDACTED). The DSCR for the transaction is X.XX. XX X

Seller Comment (2022-02-25): The exception presented by the Lender is to allow the X as su(REDACTED)tted. The X (REDACTED)lculated by (REDACTED) was X.XXXXX. There are multiple deeds in the file that show the most recent conveya(REDACTED)e from one X to our borrowing X at no consideration. Prior to that, in (REDACTED) of XXXX there was a deed transfer for XXX,XXX. In looking at the appli(REDACTED)tion, it shows the (REDACTED) price of XXXX,XXX which is most li(REDACTED)ly the XXX,XXX plus renovation of approximately XXX,XXX which is supported by the comments from the appraiser on the valuation report. According to the appraisal comments, the (REDACTED)chen was remodeled one to five years as was the bathrooms. The improvements (REDACTED) been adequately maintained and are in (REDACTED)rage/good overall condition. The file contains a valuation report, supported by (REDACTED)arables, and the Collateral Desktop Analysis that again supports the value as presented. I would be more i(REDACTED)lined to use the XXXX,XXX with the note amount of XXXX,XXX would result in an X of .XXXX, still above the guideline m(REDACTED)imum of .XX. The consideration of an exception for this transaction appears reasonable based on the overall merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX, supported by XX Xs of which X is a X, X are (REDACTED)s, and XX are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contained assets for (REDACTED) in the amount of XXX,XXX.XX divided by XXXX.XX results in XX.XX (REDACTED) (REDACTED). The DSCR for the transaction is X.XX. For these reasons, the consideration of an exception to allow the X as presented appears reasonable.

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725293	(Redacted)			24549976			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide a Clear (REDACTED) for the (REDACTED) (REDACTED) & the (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-15): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725293	(Redacted)			24549983			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed Form (REDACTED)X for the (REDACTED) (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725293	(Redacted)			24803189			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs and documented cost of improvements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. XX years (REDACTED) with X REOs. (REDACTED) is X.XX vs X.XX	Aggregator,Owner Owner,Aggregator Owner,Aggregator
Reviewer Comment (2022-03-01): Client elects to waive using (REDACTED)(REDACTED) factors.

Reviewer Comment (2022-03-01): Per client comment - The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX, supported by XX Xs of which XX are Xs and XX are Xs. The property (REDACTED)agement (REDACTED) form in the file outlines (REDACTED)ship and (REDACTED)agement of X properties currently. The file contained assets for (REDACTED) in the amount of XXX,XXX.XX divided by XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the transaction is X.XX. XX X

Seller Comment (2022-02-25): The exception presented by the Lender is to allow the X as su(REDACTED)tted. The X, as (REDACTED)lculated by (REDACTED), is X.XXXXX. The guideline requirement is a m(REDACTED)imum X of .XX for this transaction. The property was acquired XX/XX/XXXX for XXX,XXX and was an unqualified sale transfer. The previous settlement statement reflects payoff of multiple Xs from a living (REDACTED). The unqualified sale could (REDACTED) been an inherita(REDACTED)e situation but is not clear from the documentation in the (REDACTED) file. It does ma(REDACTED) more sense to at least use the amount of the payoff shown on the current transaction settlement statement for the X (REDACTED)lculation. Using the note amount of XXXX,XXX divided by the payoff amount of XXXX,XXX.XX, the X (REDACTED)lculation would be X.XXXX. However, it is important to note that although there is no documentation for the scope of work or receipts for improvements, there are comments from the appraiser state that the (REDACTED)chen was remodeled one to five years, bathrooms remodeled within the same timeline. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX, supported by XX Xs of which XX are Xs and XX are Xs. The property (REDACTED)agement (REDACTED) form in the file outlines (REDACTED)ship and (REDACTED)agement of X properties currently. The file contained assets for (REDACTED) in the amount of XXX,XXX.XX divided by XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the transaction is X.XX. For these reasons, the X varia(REDACTED)e exception appears reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725294	(Redacted)			24566757			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months in (REDACTED) vs X.	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725294	(Redacted)			24599224			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months in (REDACTED) vs X.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725294	(Redacted)			24705200			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - We are missing prior closing (REDACTED) and (REDACTED) is no documentation of any improvements made.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months in (REDACTED) vs X.	Aggregator,Owner
Reviewer Comment (2022-03-02): Client waives

Reviewer Comment (2022-03-02): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Reviewer Comment (2022-03-01): per client comment - The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears supported by the data on the (REDACTED) bureau report. The report contained XX Xs of which X is a X, X (REDACTED) (REDACTED) Xs. The (REDACTED) had (REDACTED) dating back to XX/XXXX. The assets provided in the file show XXX,XXX.XX in assets available for (REDACTED) divided by (REDACTED) of XX,XXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the transaction is X.XX. X of XX.X

Seller Comment (2022-02-24): The exception presented by the Lender was to allow the X as (REDACTED)lculated at X.XXXXX when the guideline m(REDACTED)imum of .XX. The subject property is a condo lo(REDACTED)ted in (REDACTED) (REDACTED)ine, (REDACTED). According to the comments from the appraiser, there (REDACTED) been no updates in the past XX years but the property appears to be well maintained and is lo(REDACTED)ted in a des(REDACTED)ble area. The property is (REDACTED)(REDACTED)aged by the (REDACTED) whose property (REDACTED)agement (REDACTED) form shows X properties owned/(REDACTED)aged currently some dating back to XXXX acquisition. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears supported by the data on the (REDACTED) bureau report. The report contained XX Xs of which X is a X, X (REDACTED) (REDACTED) Xs. The (REDACTED) had (REDACTED) dating back to XX/XXXX. The assets provided in the file show XXX,XXX.XX in assets available for (REDACTED) divided by (REDACTED) of XX,XXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the transaction is X.XX. For these reasons, the X varia(REDACTED)e exception appears reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725296	(Redacted)			24550265			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	Borrower's Experience/Track Record The Loan to Cost (LTC) on the loan is less than the guideline maximum by at least 10%.
We have (REDACTED) letter in file doc ID XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) that contains XX (REDACTED) of which X are (REDACTED), X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) contained XX successful (REDACTED) (REDACTED) (REDACTED) made. The file contains (REDACTED) available for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in X.XX months (REDACTED) post-closing. The (REDACTED) for the subject transaction is X.XX. Client elects to downgrade and waive.

We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.
																Owner,Aggregator Aggregator	Reviewer Comment (2022-03-10): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Reviewer Comment (2022-01-25): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725296	(Redacted)			24550524			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	Per Guidelines (REDACTED) date should be more than XX days prior to the note date.	Borrower's Experience/Track Record
We have (REDACTED) letter in file doc ID XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) that contains XX (REDACTED) of which X are (REDACTED), X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) contained XX successful (REDACTED) (REDACTED) (REDACTED) made. The file contains (REDACTED) available for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in X.XX months (REDACTED) post-closing. The (REDACTED) for the subject transaction is X.XX. Client elects to downgrade and waive.
																Owner,Aggregator
Reviewer Comment (2022-03-10): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau report that contains XX Xs of which X are Xs, X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The report contained XX successful X related payments made. The file contains assets available for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in X.XX months (REDACTED) post-closing. The DSCR for the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-10): The exception presented by the Lender is to allow the (REDACTED) report as su(REDACTED)tted for the transaction. The (REDACTED) report is dated XX/XX/XXXX and the note date is XX/XX/XXXX, a differe(REDACTED)e of X days. The guideline requirement is to (REDACTED) the (REDACTED) report be dated within XX days of the note date. Consideration of an exception to allow the (REDACTED) report as su(REDACTED)tted appears reasonable based on the overall merits of the (REDACTED) file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau report that contains XX Xs of which X are Xs, X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The report contained XX successful X related payments made. The file contains assets available for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in X.XX months (REDACTED) post-closing. The DSCR for the subject transaction is X.XX
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725296	(Redacted)			24553996			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		(REDACTED) Agreement and (REDACTED) price not provided.				Reviewer Comment (2022-03-09): Exception cleared Seller Comment (2022-03-09): document found in Clarity on page XXX (REDACTED) agreement please clear	(Redacted)			1	A			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725296	(Redacted)			24554046			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	Max (REDACTED) on(REDACTED) is XX%.	Borrower's Experience/Track Record
We have (REDACTED) letter in file doc ID XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) that contains XX (REDACTED) of which X are (REDACTED), X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) contained XX successful (REDACTED) (REDACTED) (REDACTED) made. The file contains (REDACTED) available for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in X.XX months (REDACTED) post-closing. The (REDACTED) for the subject transaction is X.XX. Client elects to downgrade and waive.
																Owner,Aggregator
Reviewer Comment (2022-03-10): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau report that contains XX Xs of which X are Xs, X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The report contained XX successful X related payments made. The file contains assets available for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in X.XX months (REDACTED) post-closing. The DSCR for the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-10): The exception presented by the Lender is to allow the X as su(REDACTED)tted at XX%. The (REDACTED) is a X refina(REDACTED)e of an (REDACTED) property with a (REDACTED) (REDACTED) (REDACTED) of XXX. Guidelines (REDACTED)t the m(REDACTED)imum X on the transaction to XX%. Consideration of an exception appears reasonable based on the overall merits of the file. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by XX Xs on the (REDACTED) bureau report, consisting of X Xs, X (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets available for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in X.XX months (REDACTED) post-closing. The DSCR for the subject transaction is X.XX
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725296	(Redacted)			24567583			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Borrowing (REDACTED) missing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") with the actual names listed.	Borrower's Experience/Track Record
We have (REDACTED) letter in file doc ID XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) that contains XX (REDACTED) of which X are (REDACTED), X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) contained XX successful (REDACTED) (REDACTED) (REDACTED) made. The file contains (REDACTED) available for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in X.XX months (REDACTED) post-closing. The (REDACTED) for the subject transaction is X.XX. Client elects to downgrade and waive.
																Owner,Aggregator	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725296	(Redacted)			24803190			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs and documented cost of improvements.	Borrower's Experience/Track Record
We have (REDACTED) letter in file doc ID XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) that contains XX (REDACTED) of which X are (REDACTED), X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) contained XX successful (REDACTED) (REDACTED) (REDACTED) made. The file contains (REDACTED) available for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in X.XX months (REDACTED) post-closing. The (REDACTED) for the subject transaction is X.XX. Client elects to downgrade and waive.
																Owner,Aggregator
Reviewer Comment (2022-03-10): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau report that contains XX Xs of which X are Xs, X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The report contained XX successful X related payments made. The file contains assets available for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in X.XX months (REDACTED) post-closing. The DSCR for the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-10): The exception presented by the Lender is to allow the X as su(REDACTED)tted for the transaction. The (REDACTED)lculated (REDACTED) to cost of X.XX exceeds the m(REDACTED)imum allowed per guidelines. Guideline X should be (REDACTED) to .XX. The property was (REDACTED) for XXXX,XXX plus the scope of work improvements lo(REDACTED)ted in the (REDACTED) file of XXX,XXX for a total acquisition of XXXX,XXX and the note amount is XXXX,XXX, resulting in an X of X.XX. Although the X is higher than the guideline requirement, it is important to note that the documentation in the file supports an i(REDACTED)rease in value.  The appraisal outlines that the (REDACTED)chen has been updated and so (REDACTED) the bathrooms but no timeframe was provided. Consideration of an exception based on the other file attributes appears reasonable. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X is an (REDACTED) (REDACTED). There are XX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XXXX. The file contains assets available for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in X.XX months (REDACTED) post-closing. The DSCR for the subject transaction is X.XX
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725297	(Redacted)			24552507			Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	-	(REDACTED) require to be in name of (REDACTED) and in (REDACTED)(s).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) calc of X.XX is (REDACTED)ing actual (REDACTED) amount from the (REDACTED) in question, which is less than XXX of market (REDACTED) amount. XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) on the (REDACTED) (REDACTED) (REDACTED). Of those XX (REDACTED), X are (REDACTED), X are (REDACTED) (REDACTED) (REDACTED), and X are (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains documented (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject transaction is X.XX.
																Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-10): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725297	(Redacted)			24552523			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) calc of X.XX is (REDACTED)ing actual (REDACTED) amount from the (REDACTED) in question, which is less than XXX of market (REDACTED) amount. XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) on the (REDACTED) (REDACTED) (REDACTED). Of those XX (REDACTED), X are (REDACTED), X are (REDACTED) (REDACTED) (REDACTED), and X are (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains documented (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject transaction is X.XX.
																Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725297	(Redacted)			24597032			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Per guidelines, The (REDACTED) must (REDACTED) at (REDACTED) (REDACTED) month remaining term at the time of origination. (REDACTED) provide new (REDACTED) due to (REDACTED) in file expires in less than X months from the note.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) calc of X.XX is (REDACTED)ing actual (REDACTED) amount from the (REDACTED) in question, which is less than XXX of market (REDACTED) amount. XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) on the (REDACTED) (REDACTED) (REDACTED). Of those XX (REDACTED), X are (REDACTED), X are (REDACTED) (REDACTED) (REDACTED), and X are (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains documented (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject transaction is X.XX.
																Aggregator,Owner
Reviewer Comment (2022-03-07): DSCR (REDACTED)lc of X.XX is using actual rent amount from the lease in question, which is less than XX% of mar(REDACTED)t rent amount. XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-03): The exception presented by the Lender is to allow the lease agreement as presented for the (REDACTED) transaction. Although the exp(REDACTED)tion of the lease agreement expires within XX days following closing, the appraisal clearly reflects the property is (REDACTED) (REDACTED). The note date is December X, XXXX and the current lease agreement reflects the term of the lease from (REDACTED) X, XXXX and ends on (REDACTED) XX, XXXX. The (REDACTED) has X properties currently owned/(REDACTED)aged and has a strong DSCR. Consideration of an exception to allow the lease as presented appears reasonable based on the overall merits of the (REDACTED) file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs on the (REDACTED) bureau report. Of those XX Xs, X are Xs, X are (REDACTED) (REDACTED) Xs, and X are Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains documented assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR for the subject transaction is X.XX.

Reviewer Comment (2022-02-16): XX/XX/XXXX Lease reviewed. Term ends X/XX/XXXX. Does not indi(REDACTED)te that the lease becomes month to month tena(REDACTED)y at end of lease term. Section XX indi(REDACTED)tes no later than XX days before exp(REDACTED)tion of lease, (REDACTED) (REDACTED) renew for additional term. Section XX indi(REDACTED)tes at exp(REDACTED)tion of lease (REDACTED) will quit and surrender property. Based on the lease, the (REDACTED) would be required to renew by XX/X/XXXX. Please provide copy of renewal.

Seller Comment (2022-02-16): Please see copy of lease agreement in your file, you will notice on page X where it states, Month to Month verbiage. Please remove the exception.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725297	(Redacted)			24705266			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - We are missing prior closing (REDACTED) and (REDACTED) is no documentation of any improvements made.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) calc of X.XX is (REDACTED)ing actual (REDACTED) amount from the (REDACTED) in question, which is less than XXX of market (REDACTED) amount. XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) on the (REDACTED) (REDACTED) (REDACTED). Of those XX (REDACTED), X are (REDACTED), X are (REDACTED) (REDACTED) (REDACTED), and X are (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains documented (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject transaction is X.XX.
																Aggregator,Owner
Reviewer Comment (2022-03-07): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs on the (REDACTED) bureau report. Of those XX Xs, X are Xs, X are (REDACTED) (REDACTED) Xs, and X are Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains documented assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR for the subject transaction is X.XX. Client elects to downgrade and waive.

Reviewer Comment (2022-03-07): Client to review and approve.

Seller Comment (2022-03-03): The exception presented by the Lender is to allow the X as presented at su(REDACTED)ssion. The (REDACTED)lculated TLC of X.XX exceeds the m(REDACTED)imum guideline of .XX. However, the proper (REDACTED)lculation of the X (REDACTED)nnot be performed as the file does not contain documentation of a(REDACTED) scope of work, receipts or documentation of improvements. However, the appraisal comments reflect that improvements (REDACTED) been made to the subject property. The (REDACTED)chen was updated XX-XX years ago but the bathrooms (REDACTED) been updated less than X year ago. Consideration of an exception appears reasonable based on the overall merits of the (REDACTED) file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs on the (REDACTED) bureau report. Of those XX Xs, X are Xs, X are (REDACTED) (REDACTED) Xs, and X are Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains documented assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR for the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725298	(Redacted)			24552077			Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Note Date.	Hazard Insurance Policy Effective Date (REDACTED), Note Date (REDACTED)		The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
Hazard Coverage is effective and Has been for the the time of (REDACTED) owning the (REDACTED),  (REDACTED)fore (REDACTED) exception is immaterial and should be waived. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) (REDACTED) (REDACTED) reflecting a total of XX (REDACTED) of which X are (REDACTED), X an (REDACTED) (REDACTED), and X (REDACTED) (REDACTED) (REDACTED). The (REDACTED) reflects XX successful (REDACTED) (REDACTED) (REDACTED) made. The file contains (REDACTED) in the amount of XX,XXX.XX divided by the (REDACTED) of XXXX.XX results in X.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. (REDACTED) of X.XX and a qualifying (REDACTED) of XXX, (REDACTED) (REDACTED). Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-02-24): Hazard Coverage is effective and Has been for the the time of us owning the (REDACTED),  therefore this exception is immaterial and should be waived. Client elects to downgrade and waive.

Buyer Comment (2022-02-23): Approved waive for one day differe(REDACTED)e

Seller Comment (2022-02-18): The note date is XX/XX/XXXX, the hazard binder in the (REDACTED) file provides coverage from XX/XX/XXXX to XX/XX/XXXX, Hazard Coverage is effective and Has been for the the time of us owning the (REDACTED),  therefore this exception is immaterial and should be waived .

Seller Comment (2022-02-18): Need revised Insura(REDACTED)e Policy Haz Insura(REDACTED)e effective date XX/XX/XXXX Note date XX/XX/XXXX

Reviewer Comment (2022-02-14): Effective date of XX.XX.XX is after note date XX.XX.XX. Exception remains.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725298	(Redacted)			24568324			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.
Hazard Coverage is effective and Has been for the the time of (REDACTED) owning the (REDACTED),  (REDACTED)fore (REDACTED) exception is immaterial and should be waived. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) (REDACTED) (REDACTED) reflecting a total of XX (REDACTED) of which X are (REDACTED), X an (REDACTED) (REDACTED), and X (REDACTED) (REDACTED) (REDACTED). The (REDACTED) reflects XX successful (REDACTED) (REDACTED) (REDACTED) made. The file contains (REDACTED) in the amount of XX,XXX.XX divided by the (REDACTED) of XXXX.XX results in X.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. (REDACTED) of X.XX and a qualifying (REDACTED) of XXX, (REDACTED) (REDACTED). Client elects to downgrade and waive.

Borrower contribution >XX
																Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725298	(Redacted)			24568326			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Both Borrowing (REDACTED) and (REDACTED)'s Background Checks are missing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") with the actual names listed.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Borrower contribution >XX	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725298	(Redacted)			24568548			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Need final Closing (REDACTED)/Hud. Used figures on (REDACTED) Closing Disclosure(DXXXX), for input of Transaction Details.				Reviewer Comment (2022-03-08): Received HUD-X document he(REDACTED)e exception cleared. Seller Comment (2022-03-03): Please find the uploaded HUD to clear exception. Thank you.	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725298	(Redacted)			24598052			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	Reduction in (REDACTED) required for (REDACTED) with <X years (REDACTED). The (REDACTED) file does not document that the (REDACTED) has >X years (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
Hazard Coverage is effective and Has been for the the time of (REDACTED) owning the (REDACTED),  (REDACTED)fore (REDACTED) exception is immaterial and should be waived. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) (REDACTED) (REDACTED) reflecting a total of XX (REDACTED) of which X are (REDACTED), X an (REDACTED) (REDACTED), and X (REDACTED) (REDACTED) (REDACTED). The (REDACTED) reflects XX successful (REDACTED) (REDACTED) (REDACTED) made. The file contains (REDACTED) in the amount of XX,XXX.XX divided by the (REDACTED) of XXXX.XX results in X.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. (REDACTED) of X.XX and a qualifying (REDACTED) of XXX, (REDACTED) (REDACTED). Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-03-15): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) bureau report reflecting a total of XX Xs of which X are X, X an (REDACTED) (REDACTED), and X edu(REDACTED)tion (REDACTED) X. The report reflects XX successful X related payments made. The file contains assets in the amount of XX,XXX.XX divided by the (REDACTED) of XXXX.XX results in X.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-11): The exception presented by the Lender is to allow the X as su(REDACTED)tted at XX%. The (REDACTED) is a (REDACTED) of an (REDACTED) property with a (REDACTED) (REDACTED) (REDACTED) of XXX. Guidelines (REDACTED)t the m(REDACTED)imum X on the transaction to XX%. Consideration of an exception appears reasonable based on the overall merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) bureau report reflecting a total of XX Xs of which X are X, X an (REDACTED) (REDACTED), and X edu(REDACTED)tion (REDACTED) X. The report reflects XX successful X related payments made. The file contains assets in the amount of XXXXX.XX divided by the (REDACTED) of XXXX.XX results in X.XX months of (REDACTED) (REDACTED) post-closing. Also consider that our DSCR is X.XX
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725298	(Redacted)			24598139			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Minimum (REDACTED) value per guidelines is XXXk, subject (REDACTED) value is XXk.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
Hazard Coverage is effective and Has been for the the time of (REDACTED) owning the (REDACTED),  (REDACTED)fore (REDACTED) exception is immaterial and should be waived. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) (REDACTED) (REDACTED) reflecting a total of XX (REDACTED) of which X are (REDACTED), X an (REDACTED) (REDACTED), and X (REDACTED) (REDACTED) (REDACTED). The (REDACTED) reflects XX successful (REDACTED) (REDACTED) (REDACTED) made. The file contains (REDACTED) in the amount of XX,XXX.XX divided by the (REDACTED) of XXXX.XX results in X.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. (REDACTED) of X.XX and a qualifying (REDACTED) of XXX, (REDACTED) (REDACTED). Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-03-15): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) bureau report reflecting a total of XX Xs of which X are X, X an (REDACTED) (REDACTED), and X edu(REDACTED)tion (REDACTED) X. The report reflects XX successful X related payments made. The file contains assets in the amount of XX,XXX.XX divided by the (REDACTED) of XXXX.XX results in X.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Seller Comment (2022-03-11): The exception presented by the Lender is to allow the (REDACTED) amount of XXX,XXX when the (REDACTED)nimum required (REDACTED) amount is XXXX,XXX. Consideration of an exception is reasonable based on the overall merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) bureau report reflecting a total of XX Xs of which X are X, X an (REDACTED) (REDACTED), and X edu(REDACTED)tion (REDACTED) X. The report reflects XX successful X related payments made. The file contains assets in the amount of XX,XXX.XX divided by the (REDACTED) of XXXX.XX results in X.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725298	(Redacted)			25034264			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Add XX/XX/XX - (REDACTED) requires X and (REDACTED) are X.XX.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
Hazard Coverage is effective and Has been for the the time of (REDACTED) owning the (REDACTED),  (REDACTED)fore (REDACTED) exception is immaterial and should be waived. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) (REDACTED) (REDACTED) reflecting a total of XX (REDACTED) of which X are (REDACTED), X an (REDACTED) (REDACTED), and X (REDACTED) (REDACTED) (REDACTED). The (REDACTED) reflects XX successful (REDACTED) (REDACTED) (REDACTED) made. The file contains (REDACTED) in the amount of XX,XXX.XX divided by the (REDACTED) of XXXX.XX results in X.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. (REDACTED) of X.XX and a qualifying (REDACTED) of XXX, (REDACTED) (REDACTED). Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-03-17): DSCR of X.XX and a qualifying (REDACTED) of XXX, (REDACTED)d X. Client elects to downgrade and waive. Reviewer Comment (2022-03-17): XX/XX/XXXX Client to review and approve (REDACTED) factors to waive. Seller Comment (2022-03-16): Exception for a shortfall of X.XX months in (REDACTED) is reasonable given that the borrower has XX% equity in the property which (REDACTED)rries a DSCR of X.XX and a qualifying (REDACTED) of XXX.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725299	(Redacted)			24550382			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725299	(Redacted)			24552397			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For (REDACTED)(REDACTED) with a (REDACTED) range of XXX+, max (REDACTED) is XX%.	The representative FICO score exceeds the guideline minimum by at least 40 points.
The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by XX (REDACTED) on the (REDACTED) (REDACTED) (REDACTED), consisting of X (REDACTED), X (REDACTED) (REDACTED), and X (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX.
																Aggregator,Owner
Reviewer Comment (2022-03-15): The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by XX Xs on the (REDACTED) bureau report, consisting of X Xs, X (REDACTED) (REDACTED)s, and X X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-11): The exception presented by the Lender is to allow the X as su(REDACTED)tted at XX.XXXXX%. The (REDACTED) is a X refina(REDACTED)e of an (REDACTED) property with a (REDACTED) (REDACTED) (REDACTED) of XXX. Guidelines (REDACTED)t the m(REDACTED)imum X on the transaction to XX%. Consideration of an exception appears reasonable based on the overall merits of the file. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by XX Xs on the (REDACTED) bureau report, consisting of X Xs, X (REDACTED) (REDACTED)s, and X X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725299	(Redacted)			24569033			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Both Borrowing (REDACTED) and (REDACTED)'s Background Checks are missing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") with the actual names listed.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725299	(Redacted)			24705312			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - (REDACTED) is XX.XX%%, max (REDACTED) is XX%. (REDACTED) amount XXXX,XXX.XX/ XXXX,XXX.XX (Prior HUD) =XX.XX% acquisition of underlying (REDACTED) is within XX months will be capped at +X% from (REDACTED) cap).	The representative FICO score exceeds the guideline minimum by at least 40 points.
The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by XX (REDACTED) on the (REDACTED) (REDACTED) (REDACTED), consisting of X (REDACTED), X (REDACTED) (REDACTED), and X (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX.
																Aggregator,Owner
Reviewer Comment (2022-03-15): The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by XX Xs on the (REDACTED) bureau report, consisting of X Xs, X (REDACTED) (REDACTED)s, and X X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX. Client elects to downgrade and waive.

Reviewer Comment (2022-03-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Seller Comment (2022-03-11): The exception presented by the Lender is to allow the X as su(REDACTED)tted. I disagree slightly with (REDACTED) (REDACTED)lculation of the X. The (REDACTED)lculated (REDACTED) to cost of .XX (Note (REDACTED) Amount XXXX,XXX.XX/XXXX,XXX.XX=.XX) exceeds the m(REDACTED)imum allowed per guidelines. Guideline X should be m(REDACTED)imum .XX. The purpose of the subject transaction is a X refina(REDACTED)e of an (REDACTED) property. There is no documentation of improvements to reduce the X in this (REDACTED)se. However, an exception could be considered based on the other file attributes. The (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X are Xs and X are (REDACTED) (REDACTED) Xs. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED).  The file contains assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725300	(Redacted)			24569177			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725300	(Redacted)			24569180			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Both Borrowing (REDACTED) and (REDACTED)'s Background Checks are missing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") with the actual names listed.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725300	(Redacted)			24599653			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Seasoning (REDACTED) is XXX days. (REDACTED)(REDACTED) date is X-X-XX and note date is XX-X-XX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and X years of (REDACTED). The decision (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) with XX total (REDACTED) of which X are (REDACTED) (REDACTED) with a total of XX successful (REDACTED) (REDACTED) (REDACTED) made. The file contains (REDACTED) for (REDACTED) in the amount of XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX resulting in XXX.XX months (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Property appears recently renovated. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-03-15): The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). The decision (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau with XX total Xs of which X are X Xs with a total of XX successful X related payments made. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX resulting in XXX.XX months (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. Property appears recently renovated. Client elects to downgrade and waive.

Seller Comment (2022-03-11): The exception presented by the Lender to allow seasoning less than XXX days. The (REDACTED) date, according to the appraisal, is XX/XX/XXXX and the note date is XX/XX/XXXX. The subject transaction is a X refina(REDACTED)e of an (REDACTED) property. The subject offers a good mar(REDACTED)t appeal. Subject (REDACTED)chen and baths meet mar(REDACTED)t de(REDACTED)ds and expectations in terms of quality and condition.. It's obvious from the interior photo flooring in the living room and painting (REDACTED) been (REDACTED)leted and in the (REDACTED)chen updates has been made.The property looks to be in rent ready condition. The property was (REDACTED) on XX/XX/XXXX for XXXX,XXX. Using that amount, the note is XXXX,XXX.XX/XXX,XXX.XX would result in an X of .XXXX. Given the note amount is less than the amount to (REDACTED), it would appear that the borrower is recouping funds that were already in(REDACTED) in the subject property. Given the overall merits of the (REDACTED) file, an exception seems reasonable. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). The decision (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau with XX total Xs of which X are X Xs with a total of XX successful X related payments made. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX resulting in XXX.XX months (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725300	(Redacted)			24599668			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		per guides. (REDACTED) properties are not allowed (REDACTED)(REDACTED) (REDACTED). per appraisal, subject is (REDACTED) and no (REDACTED) agreement in the file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and X years of (REDACTED). The decision (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) with XX total (REDACTED) of which X are (REDACTED) (REDACTED) with a total of XX successful (REDACTED) (REDACTED) (REDACTED) made. The file contains (REDACTED) for (REDACTED) in the amount of XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX resulting in XXX.XX months (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Property appears recently renovated. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-03-15): The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). The decision (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau with XX total Xs of which X are X Xs with a total of XX successful X related payments made. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX resulting in XXX.XX months (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. Property appears recently renovated. Client elects to downgrade and waive.

Seller Comment (2022-03-11): The exception by the lender is to allow the property as presented. The subject offers a good mar(REDACTED)t appeal. Subject (REDACTED)chen and baths meet mar(REDACTED)t de(REDACTED)ds and expectations in terms of quality and condition. It's obvious from the interior photos that flooring in the living room and painting (REDACTED) been updated and in the (REDACTED)chen updates (REDACTED) been made.  The property looks to be in rent ready condition.  The decision (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau with XX total Xs of which X are X Xs with a total of XX successful X related payments made. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX resulting in XXX.XX months (REDACTED) post-closing. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). The DSCR on the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725300	(Redacted)			24599731			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For (REDACTED)(REDACTED) with a (REDACTED) range of XXX+, max (REDACTED) is XX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and X years of (REDACTED). The decision (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) with XX total (REDACTED) of which X are (REDACTED) (REDACTED) with a total of XX successful (REDACTED) (REDACTED) (REDACTED) made. The file contains (REDACTED) for (REDACTED) in the amount of XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX resulting in XXX.XX months (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Property appears recently renovated. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-03-15): The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). The decision (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau with XX total Xs of which X are X Xs with a total of XX successful X related payments made. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX resulting in XXX.XX months (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. Property appears recently renovated. Client elects to downgrade and waive.

Seller Comment (2022-03-11): The exception presented by the Lender is to allow the X as su(REDACTED)tted at XX.XXXXX%. The (REDACTED) is a X refina(REDACTED)e of an (REDACTED) property with a (REDACTED) (REDACTED) (REDACTED) of XXX. Guidelines (REDACTED)t the m(REDACTED)imum X on the transaction to XX%. Consideration of an exception appears reasonable based on the overall merits of the file. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by X total Xs of which X are X Xs with a total of XX successful X related payments made. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX resulting in XXX.XX months (REDACTED) post-closing.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725300	(Redacted)			24599732			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXXX,XXX.XX = XX%. (REDACTED) amount / prior HUD cost basis. XX mont(REDACTED) seasoning requirement capped at X% of the (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and X years of (REDACTED). The decision (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) with XX total (REDACTED) of which X are (REDACTED) (REDACTED) with a total of XX successful (REDACTED) (REDACTED) (REDACTED) made. The file contains (REDACTED) for (REDACTED) in the amount of XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX resulting in XXX.XX months (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Property appears recently renovated. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-03-15): The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). The decision (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau with XX total Xs of which X are X Xs with a total of XX successful X related payments made. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX resulting in XXX.XX months (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. Property appears recently renovated. Client elects to downgrade and waive.

Seller Comment (2022-03-11): The (REDACTED)lculated (REDACTED) to cost of .XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline X should be m(REDACTED)imum .XX. The purpose of the subject transaction is a X refina(REDACTED)e of an (REDACTED) property. It's obvious from the interior photos that flooring in the living room and painting (REDACTED) been (REDACTED)leted and in the (REDACTED)chen updates (REDACTED) been made. There is no documentation of improvements to reduce the X in this (REDACTED)se. However, an exception could be considered based on the other file attributes. The (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The decision (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau with XX total Xs of which X are X Xs with a total of XX successful X related payments made. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725302	(Redacted)			24556880			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide clear (REDACTED)'s for the (REDACTED) (REDACTED) & the (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) are (REDACTED) (REDACTED) on the transaction. #X has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) and XX is (REDACTED) (REDACTED). (REDACTED) are XXX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XX. The (REDACTED) (REDACTED), has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX (REDACTED) of which X is a (REDACTED) and X are (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XX.  The file contains (REDACTED) in the amount of XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. Client approves the down grade.
																Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided.			(Redacted)	2	B			Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725302	(Redacted)			24556903			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed Form (REDACTED)X for the (REDACTED) (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) are (REDACTED) (REDACTED) on the transaction. #X has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) and XX is (REDACTED) (REDACTED). (REDACTED) are XXX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XX. The (REDACTED) (REDACTED), has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX (REDACTED) of which X is a (REDACTED) and X are (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XX.  The file contains (REDACTED) in the amount of XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. Client approves the down grade.
																Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B			Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725302	(Redacted)			24557615			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided	Address: (REDACTED)	Lender to provide fully executed current (REDACTED) agreements for Units A & C for XXXX Brownfield. (REDACTED) must be in the name of the (REDACTED) (REDACTED)
Reviewer Comment (2022-03-22): Exception cleared.

Seller Comment (2022-03-21): The lease for Unit C is attached.  Leases for Units B and D in the name of the borrowing rntity were already provided.   Guidelines would allow for one unit of a X unit to be u(REDACTED)ased; no further documentation on Unit A is required.

Seller Comment (2022-03-18): reviewed

Reviewer Comment (2022-03-14): Will review upon receipt. Exception remains.

Seller Comment (2022-03-11): Error made in the review that was uploaded. Lease agreements are not in X name of (REDACTED) (REDACTED)s (REDACTED)
 we still need Lease Agreements with proper X name

Seller Comment (2022-03-11): Document found on page XXX in Clarity for property lo(REDACTED)ted at XXXXC (REDACTED) (REDACTED)ive Lubbock, (REDACTED) XXXXX, month to month, Document found on page XXX in Clarity for property lo(REDACTED)ted at XXXXA (REDACTED) (REDACTED)ive Lubbock, (REDACTED) XXXXX (X in the name of (REDACTED) (REDACTED)s (REDACTED) found on the lease agreements) please clear

Reviewer Comment (2022-02-16): XX/XX/XXXX Lease agreements in file for XXXX A and XXXX C are in the name of (REDACTED) (REDACTED) (Our borrowing X is (REDACTED) (REDACTED)s (REDACTED)) and the lease is month to month which would require proof of rent collection for at least X consecutive months and a X.XXx i(REDACTED)rease in DSCR and a X% reduction in X (if the leases were in the name of the borrowing X which they are not). Provide current leases in the name of the borrowing X. Exception remains.

Seller Comment (2022-02-16): Please see copy of lease agreement in your file, you will notice on Xst page of all lease agreements , where it states, leases expire XX/XX/XXXX,XX/XX/XXXX,XX/XX/XXXX . Please remove the exception. (Leases (REDACTED)n be lo(REDACTED)ted on page XXX and following order

Seller Comment (2022-02-16): cured leases expires XX/XX/XXXX UNIT C,EXPIRES XX/XX/XXXX Unit A and B, Expires XX/XX/XXXX Unit D Please lo(REDACTED)te in Clarity (REDACTED) Documents
																		(Redacted)			1	A			Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725302	(Redacted)			24557649			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided	Address: (REDACTED)	Lender to provide a fully executed current (REDACTED) agreement in the (REDACTED) (REDACTED)'s name for Unit D of XXXX (REDACTED)				Reviewer Comment (2022-03-23): Received Lease agreement fro the unit D of XXXX (REDACTED) (REDACTED), Exception cleared. Seller Comment (2022-03-21): The lease for Unit D is attached. Seller Comment (2022-03-18): reviewed	(Redacted)			1	A			Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725302	(Redacted)			24557848			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided	Address: (REDACTED)	Lender to provide fully executed current (REDACTED) agreements in the (REDACTED) (REDACTED)'s name for Units B,C & D				Reviewer Comment (2022-03-23): Exception cleared. Seller Comment (2022-03-21): The lease on Unit A has alrready been provided; copies of the leases for units C and D are attached. Guidelines allow for one unit in a X unitt to be u(REDACTED)ased. No further documentation is required for unit B. Seller Comment (2022-03-18): reviewed	(Redacted)			1	A			Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725302	(Redacted)			24600243			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For (REDACTED)(REDACTED) with a (REDACTED) range of XXX-XXX max (REDACTED) is XX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) are (REDACTED) (REDACTED) on the transaction. F(REDACTED)t (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) and XX is (REDACTED) (REDACTED). (REDACTED) are XXX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which zero (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back XX/XX. The (REDACTED) (REDACTED), has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX (REDACTED) of which X is a (REDACTED) and X are (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XX.  The file contains (REDACTED) in the amount of XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject (REDACTED) is X.XX.
																Aggregator,Owner
Reviewer Comment (2022-03-15): There are (REDACTED) (REDACTED) on the transaction. F(REDACTED)t (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and XX is X (REDACTED). There are XXX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XX. The other (REDACTED), has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs of which X is a X and X are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XX.  The file contains assets in the amount of XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject (REDACTED) is X.XX. Client elects to downgrade and waive.

Reviewer Comment (2022-03-14): Client to review and approve.

Seller Comment (2022-03-11): The exception presented by the Lender is to allow the X as su(REDACTED)tted at XX.XXXXX%. The (REDACTED) is a X refina(REDACTED)e of an (REDACTED) property with a (REDACTED) (REDACTED) (REDACTED) of XXX. Guidelines (REDACTED)t the m(REDACTED)imum X on the transaction to XX%. Consideration of an exception appears reasonable based on the overall merits of the file. There are (REDACTED) (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and XX is X (REDACTED). There are XXX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XX. The other (REDACTED), Mark, has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs of which X is a X and X are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XX.  The file contains assets in the amount of XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject (REDACTED) is X.XX.
																				(Redacted)	2	B			Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725302	(Redacted)			24705556			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - XXXX,XXX / XXXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price and cost of improvements, per the application. No prior HUD in file to confirm full cost basis.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) are (REDACTED) (REDACTED) on the transaction. #X has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) and XX is (REDACTED) (REDACTED). (REDACTED) are XXX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XX. The (REDACTED) (REDACTED), has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX (REDACTED) of which X is a (REDACTED) and X are (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XX.  The file contains (REDACTED) in the amount of XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. Client approves the down grade.
																Aggregator,Owner
Reviewer Comment (2022-03-16): There are (REDACTED) (REDACTED) on the transaction. #X has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and XX is X (REDACTED). There are XXX X payments listed on the (REDACTED) bureau, all paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XX. The other (REDACTED), has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs of which X is a X and X are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XX.  The file contains assets in the amount of XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing. Client approves the down grade.

Seller Comment (2022-03-15): The exception as presented by the Lender is to allow the X as su(REDACTED)tted. The (REDACTED)lculated (REDACTED) to cost of X.XXXX (Note (REDACTED) Amount XXXX,XXX.XX/XXXX,XXX.XX Hud payoffs=X.XXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline X should be m(REDACTED)imum .XX. The purpose of the subject transaction is a X refina(REDACTED)e of an (REDACTED) property. There is no documentation of improvements to reduce the X in this (REDACTED)se. However, an exception could be considered based on the other file attributes. There are (REDACTED) (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and XX is X (REDACTED). There are XXX X payments listed on the (REDACTED) bureau, all paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XX. The other (REDACTED), Mark, has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs of which X is a X and X are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XX.  The file contains assets in the amount of XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XXX.XX months of (REDACTED) (REDACTED) post-closing.
																				(Redacted)	2	B			Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725303	(Redacted)			24555749			Credit	Investment Product	General	Investment Product	REO property does not have a lease in place and required by guidelines.	-	Missing (REDACTED) agreement. At (REDACTED) (REDACTED) units are required to be (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) of X.XX (REDACTED)ing XXX of market (REDACTED), XXX (REDACTED), XX.XX months of (REDACTED). Client client elects to downgrade and waive. (REDACTED) of X.XX (REDACTED)ing XXX of market (REDACTED), XXX (REDACTED), XX.XX months of (REDACTED). Client client elects to downgrade and waive.	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-03-21): DSCR of X.XX using XX% of mar(REDACTED)t rents, XXX (REDACTED), XX.XX months of (REDACTED). Client client elects to downgrade and waive. Seller Comment (2022-03-18): Lease documentation is (REDACTED)ssing on X units. We are comfortable making an exception as the (REDACTED) was underwritten to the mar(REDACTED)t rent analysis and evide(REDACTED)es a DSCR of X.XX a (REDACTED) of XXX and equity (REDACTED) of XX%. Reviewer Comment (2022-03-17): XX/XX/XXXX Awaiting doc. Seller Comment (2022-03-15): Requested documentation from Seller.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725303	(Redacted)			24555764			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED)X for the borrowing (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) of X.XX (REDACTED)ing XXX of market (REDACTED), XXX (REDACTED), XX.XX months of (REDACTED). Client client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725303	(Redacted)			24555765			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) for both (REDACTED) and (REDACTED) (REDACTED). (REDACTED) provided has no names.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) of X.XX (REDACTED)ing XXX of market (REDACTED), XXX (REDACTED), XX.XX months of (REDACTED). Client client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216725304	(Redacted)			24554032			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Only (REDACTED) provided are (REDACTED) #XXXX. Guides require X months (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XX "as agreed" payment made. (REDACTED) (REDACTED) (REDACTED) with XX years (REDACTED) and XX units (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-03-16): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XX "as agreed" payment made. (REDACTED) with XX years (REDACTED) and XX units (REDACTED)aged. Client elects to downgrade and waive. Seller Comment (2022-03-15): Short verifi(REDACTED)tion of X.XX months' (REDACTED) (REDACTED). XX% X refina(REDACTED)e with XXXX,XXX.XX Xback to the borrower. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XX "as agreed" payment made. (REDACTED) with XX years (REDACTED) and XX units (REDACTED)aged.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725304	(Redacted)			24554204			Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	-	(REDACTED) not provided for (REDACTED). (REDACTED) not provided for (REDACTED) (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725304	(Redacted)			24571166			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED)X for (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725304	(Redacted)			24803200			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs and documented cost of improvements.	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XX "as agreed" payment made. (REDACTED) (REDACTED) (REDACTED) with XX years (REDACTED) and XX units (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-03-16): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XX "as agreed" payment made. (REDACTED) with XX years (REDACTED) and XX units (REDACTED)aged.. Client elects to downgrade and waive. Seller Comment (2022-03-15): X.XXXXX X exception. XX% X refina(REDACTED)e with XXXX,XXX.XX Xback to the borrower. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XX "as agreed" payment made. (REDACTED) with XX years (REDACTED) and XX units (REDACTED)aged.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725306	(Redacted)			24554360			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		(REDACTED) not in file.				Reviewer Comment (2022-03-17): XX/XX/XXXX Operating agreement received and is sufficient. Seller Comment (2022-03-16): Operating Agreement for (REDACTED) (REDACTED) (REDACTED) is a one page document. Reviewer Comment (2022-03-08): Received operating agreement; however, required Operating agreement with al pages. Seller Comment (2022-03-03): uploaded operating agreement, please clear exception. Thank you.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725306	(Redacted)			24554384			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		(REDACTED) not in file.				Reviewer Comment (2022-02-23): Exception cleared. Seller Comment (2022-02-22): (REDACTED)aging Member has full authority to conduct business on behalf of the (REDACTED)a(REDACTED). Corporate Resolution not required.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725306	(Redacted)			24571696			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED)X for (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725306	(Redacted)			24571712			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) for (REDACTED) and (REDACTED), (REDACTED) in file just indicates all which does not meet guidelines.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-10): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725306	(Redacted)			24600596			Credit	Guideline	Guideline Issue	Guideline	Unacceptable assets were used for closing or reserves.		(REDACTED) (REDACTED) used for closing, (REDACTED) (REDACTED), do not (REDACTED) (REDACTED) in the file.				Reviewer Comment (2022-03-17): XX/XX/XXXX Received verifi(REDACTED)tion of (REDACTED) member of business funds (REDACTED)a(REDACTED). Seller Comment (2022-03-16): Evide(REDACTED)e in file showing (REDACTED) and (REDACTED)aging Member of borrowing X is (REDACTED) Member of PX (REDACTED) (REDACTED) is uploaded.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216725307	(Redacted)			24555810			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725307	(Redacted)			24555816			Credit	Fraud	General	Fraud	OFAC not dated within time period required by guidelines		Borrowing (REDACTED) (REDACTED) Report is missing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") with the actual borrowing (REDACTED) name listed.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725307	(Redacted)			24705642			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXX,XXX / XXXK = XXX%. Lona amount / (REDACTED)(REDACTED) price per the appraisal. No prior documentation to confirm full cost basis.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. Over XXX months vs X.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Client waives

Reviewer Comment (2022-03-02): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Reviewer Comment (2022-03-01): Per seller comment - The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs of which XX are Xs, XX are X Xs. The (REDACTED) report also reflected XXX X related payments, all paid as agreed. The subject property will be (REDACTED)(REDACTED)aged and according to the property (REDACTED)agement (REDACTED) form in the file, the (REDACTED) currently has X properties owned/(REDACTED)aged. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX and when divided by the (REDACTED) of XXXX.XX, results in XXX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR for the subject transaction is X.XX. XX X

Seller Comment (2022-02-25): The exception presented by the Lender is to allow the X as su(REDACTED)tted. The X as (REDACTED)lculated is X.XXXX which exceeds the guideline m(REDACTED)imum of .XX. However, the property transferred by warranty deed on XX-X-XXXX for XXX,XXX. Although there is no documentation of receipts or scope of work for improvements, there is narrative from the appraiser that outlines that the (REDACTED)chen was remodeled less than one year ago as were the bathrooms. The subject appeared in good condition and the remodel i(REDACTED)luding new roof, flooring and paint. The consideration of an exception to allow the X as presented appears reasonable based on the updates to the property and the overall file strength. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX Xs of which XX are Xs, XX are X Xs. The (REDACTED) report also reflected XXX X related payments, all paid as agreed. The subject property will be (REDACTED)(REDACTED)aged and according to the property (REDACTED)agement (REDACTED) form in the file, the (REDACTED) currently has X properties owned/(REDACTED)aged. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX and when divided by the (REDACTED) of XXXX.XX, results in XXX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR for the subject transaction is X.XX. For these reasons, the consideration of an exception to allow the DSCR as presented appears reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216725308	(Redacted)			24556021			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Track record documentation other than application is missing and is required based on guidelines.		Track Record documentation provided doesn't provide any information required pertaining (REDACTED) (REDACTED) (REDACTED) (REDACTED) the number of properties (REDACTED).	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	XX.XXXXXX (REDACTED). (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. XX months' (REDACTED) (REDACTED) available to meet X month (REDACTED) requirement. (REDACTED) (REDACTED).	Owner,Aggregator	Reviewer Comment (2022-03-17): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as agreed" payments made. XX months' (REDACTED) assets available to meet X month reserve requirement. (REDACTED)d X. Client elects to downgrade and waive. Seller Comment (2022-03-16): The Track Record document listing the X properties currently (REDACTED)aged by the borrower was provided. Although years of (REDACTED) was not provided, the (REDACTED) report shows a current and prior X history totaling XX (REDACTED)s, dating as far back as X/XXXX and XXX "as agreed" payments made.			(Redacted)	2	B			Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216725308	(Redacted)			24556309			Credit	Investment Product	General	Investment Product	REO property does not have a lease in place and required by guidelines.	-	Missing (REDACTED) agreements for all properties.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	XX.XXXXXX (REDACTED). (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. XX months' (REDACTED) (REDACTED) available to meet X month (REDACTED) requirement. (REDACTED) (REDACTED).	Owner,Aggregator
Reviewer Comment (2022-03-17): (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as agreed" payments made.  XX months' (REDACTED) assets available to meet X month reserve requirement. (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-16): Lease agreements not provided.  (REDACTED) underwritten at XX% of mar(REDACTED)t rents.  (REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as agreed" payments made.  XX months' (REDACTED) assets available to meet X month reserve requirement.

Seller Comment (2022-03-16): Lease Agreements (REDACTED) been requested of Seller.
																				(Redacted)	2	B			Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216725308	(Redacted)			24556328			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED). (REDACTED) letter is not in the file.				Reviewer Comment (2022-03-14): Received Form WX for borrowing X. Exception is cleared. Seller Comment (2022-03-10): Executed WX uploaded	(Redacted)			1	A			Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216725308	(Redacted)			24556340			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Both Borrowing (REDACTED) and (REDACTED)'s (REDACTED) Reports are missing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") with the actual names listed.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	XX.XXXXXX (REDACTED). (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. XX months' (REDACTED) (REDACTED) available to meet X month (REDACTED) requirement. (REDACTED) (REDACTED).	Owner,Aggregator	Reviewer Comment (2022-02-15): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B			Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731557	(Redacted)			24491742			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	Per guides (REDACTED) range XXX - XXX max (REDACTED)/(REDACTED) is XX% / XX%.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. over XXX months vs X. (REDACTED) is X.XX vs X.XX.	Owner Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-02): Client waives

Reviewer Comment (2022-03-01): Per client comment - The (REDACTED) had a (REDACTED) (REDACTED) (REDACTED) of XXX that was supported by the data on the (REDACTED) bureau report. The (REDACTED) report reflected XX Xs of which XX were Xs. The (REDACTED) had (REDACTED) dating back to XX/XXXX. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in XXX.XX (REDACTED) (REDACTED) post-closing. DSCR of X.XX.

Seller Comment (2022-02-24): The exception presented by the Lender is to allow the X% X exception to guidelines. The file was su(REDACTED)tted at XX% and according to the matrix on (REDACTED) between (REDACTED)s of XXX-XXX, the m(REDACTED)imum X is (REDACTED) to XX%. The (REDACTED) had a (REDACTED) (REDACTED) (REDACTED) of XXX that was supported by the data on the (REDACTED) bureau report. The (REDACTED) report reflected XX Xs of which XX were Xs. The (REDACTED) had (REDACTED) dating back to XX/XXXX. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in XXX.XX (REDACTED) (REDACTED) post-closing. For these reasons, a X% X exception appears reasonable.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731557	(Redacted)			24511228			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing for executed (REDACTED) for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. over XXX months vs X.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731557	(Redacted)			24511523			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for (REDACTED) (REDACTED) and borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. over XXX months vs X.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-10): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check only for (REDACTED)an (REDACTED). Still (REDACTED)ssing for (REDACTED) (REDACTED). Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731559	(Redacted)			24496024			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Both Borrowing (REDACTED) and (REDACTED)'s (REDACTED) Reports are missing but required as per guidelines.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED). Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): (REDACTED)ssing for borrowing X only.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731559	(Redacted)			24496027			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED). Client approves the down grade.	Owner Owner Aggregator,Owner Owner Owner	Reviewer Comment (2022-01-18): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731560	(Redacted)			24520680			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		(REDACTED) of public record on the appraisal doesn't match the (REDACTED) on the (REDACTED). (REDACTED) is (REDACTED).
Reviewer Comment (2022-03-04): Title indi(REDACTED)tes deed transfer to borrower must be done, while this was not provided at review, it is a stipulation to the closing; client agrees this should be cleared.

Reviewer Comment (2022-03-02): XX/XX/XXXX We (REDACTED) no documentation showing XXXX (REDACTED) (REDACTED) and (REDACTED) (REDACTED) (REDACTED) is the same member ((REDACTED) of this transaction). If the members of the (REDACTED)s are different, the transfer rom XXXX (REDACTED) (REDACTED) to (REDACTED) (REDACTED) (REDACTED) would need to be treated as a (REDACTED). Please provide documentation to verify member of XXXX (REDACTED) (REDACTED) and copy of deed showing transfer to satisfy this requirement. Exception remains.

Seller Comment (2022-03-01): The title (REDACTED) in the file on page XXX indi(REDACTED)tes at the time in which the (REDACTED) was pulled title to the property was (REDACTED) din the name of XXXX (REDACTED) (REDACTED) and this same title policy requires a deed to be executed from XXXX (REDACTED) (REDACTED) to (REDACTED) (REDACTED) (REDACTED) our borrower X The HUD that is relevant to this transaction shows (REDACTED) (REDACTED) (REDACTED) (see page XX of Clarity image) as the borrower as it should based on the structure of the (REDACTED) and the lending instrument. There is more then one deed paid for on the HUD, based on the fact the HUD matches the lending instruments which matches per the required documents thr title (REDACTED) this exception should be removed.

Reviewer Comment (2022-02-28): XX/XX/XXXX Deed for previous X recorded after appraisal effective date per title - however - the parties reflected are XXXX (REDACTED) (REDACTED) and (REDACTED) (REDACTED)ee. Note is (REDACTED) (REDACTED) (REDACTED) and (REDACTED) (REDACTED) (REDACTED) as member. These names are not the same. Exception remains.

Seller Comment (2022-02-24): There is no exception. The subject property was in the name of the Borrowing X at the time of (REDACTED) closing.  This is confirmed by  the title (REDACTED) contained in the Clarity (REDACTED) file; per sch. A, item X of the title (REDACTED), title was (REDACTED) in XXXX (REDACTED), (REDACTED) by a Deed dated X/XX/XXXX.  The deed was recorded in the Land Records of (REDACTED) City on (REDACTED) XX,XXXX per the full description of the Deed contained in that paragraph.  At that time, the Deed be(REDACTED)me a matter of Public Record.   The appraisal is dated X/X/XXXX.  As noted by the recording information in the title information, the (REDACTED) sale was not yet shown in the Public Records.  The appraisal was accurate as of the date it was prepared.  Please remove this exception.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731560	(Redacted)			24520780			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) form for the borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731560	(Redacted)			24520834			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing detailed (REDACTED) for (REDACTED) and (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): (REDACTED)ssing for borrowing X only.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731560	(Redacted)			24520869			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		(REDACTED) is (REDACTED) and current vested doesn't match the (REDACTED). The (REDACTED)(REDACTED) HUD dated in (REDACTED) also (REDACTED) the same current vested. No documentation in file to confirm the (REDACTED) of the (REDACTED) and the the (REDACTED).
Reviewer Comment (2022-03-04): Title indi(REDACTED)tes deed transfer to borrower must be done, while this was not provided at review, it is a stipulation to the closing; client agrees this should be cleared.

Reviewer Comment (2022-03-02): XX/XX/XXXX We (REDACTED) no documentation showing XXXX (REDACTED) (REDACTED) and (REDACTED) (REDACTED) (REDACTED) is the same member ((REDACTED) of this transaction). If the members of the (REDACTED)s are different, the transfer rom XXXX (REDACTED) (REDACTED) to (REDACTED) (REDACTED) (REDACTED) would need to be treated as a (REDACTED). Please provide documentation to verify member of XXXX (REDACTED) (REDACTED) and copy of deed showing transfer to satisfy this requirement. Exception remains.

Seller Comment (2022-03-01): The title (REDACTED) in the file on page XXX indi(REDACTED)tes at the time in which the (REDACTED) was pulled title to the property was (REDACTED) din the name of XXXX (REDACTED) (REDACTED) and this same title policy requires a deed to be executed from XXXX (REDACTED) (REDACTED) to (REDACTED) (REDACTED) (REDACTED) our borrower X The HUD that is relevant to this transaction shows (REDACTED) (REDACTED) (REDACTED) (see page XX of Clarity image) as the borrower as it should based on the structure of the (REDACTED) and the lending instrument. There is more then one deed paid for on the HUD, based on the fact the HUD matches the lending instruments which matches per the required documents thr title (REDACTED) this exception should be removed.

Reviewer Comment (2022-02-28): XX/XX/XXXX Deed for previous X recorded after appraisal effective date per title - however - the parties reflected are XXXX (REDACTED) (REDACTED) and (REDACTED) (REDACTED)ee. Note is (REDACTED) (REDACTED) (REDACTED) and (REDACTED) (REDACTED) (REDACTED) as member. These names are not the same. Exception remains.

Seller Comment (2022-02-24): (REDACTED) is i(REDACTED)orrect, the (REDACTED)ship of the subject property by the Borrowing X is documented in the (REDACTED) file.  The (REDACTED) HUD-X refere(REDACTED)ed by (REDACTED) in the exception shows the (REDACTED) of the property by the Borrowing X from the (REDACTED) at that time per the Public Records.  (REDACTED)ship was then transferred from the prior (REDACTED) to the new (REDACTED) (the Borrowing X).     The subject property was in the name of the Borrowing X at the time of (REDACTED) closing.  This is confirmed by  the title (REDACTED) contained in the Clarity (REDACTED) file; per sch A, item X of the title (REDACTED), title was (REDACTED) in XXXX (REDACTED), (REDACTED) by a Deed dated X/XX/XXXX.  The deed was recorded in the Land Records of (REDACTED) City on (REDACTED) XX,XXXX per the full description of the Deed contained in that paragraph.  At that time, the Deed be(REDACTED)me a matter of Public Record.   The subject (REDACTED) closed in (REDACTED), XXXX, X months after (REDACTED) as well as more than a month after all Public Records were updated.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731561	(Redacted)			24500024			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided
Reviewer Comment (2022-03-18): Exception cleared.

Seller Comment (2022-03-16): The Operating Agreement as refere(REDACTED)ed previously, that states that the (REDACTED)a(REDACTED) shall be (REDACTED)aged by the (REDACTED), is in fact electroni(REDACTED)lly signed by the (REDACTED) on X/XX/XXXX at X:XX PM EDT. The Articles of Organization filed in the state of (REDACTED) is also in file and identifies the (REDACTED) as member/(REDACTED).

Reviewer Comment (2022-02-23): Corporate resolution signed by the (REDACTED) at closing for this (REDACTED) is (REDACTED)ssing.

Seller Comment (2022-02-22): Paragraph X of the Operating Agreement states that with Majority Consent, a(REDACTED) one of the (REDACTED)s has the power to sign on behalf of the X. as XX% (REDACTED), Edward Cugini is authorized to sign.  This same paragraph names him as the (REDACTED) authorized to conduct the X Business dealings.  No corporate resolution is required.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731561	(Redacted)			24500104			Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	-	(REDACTED), (REDACTED), (REDACTED), (REDACTED) must be paid in full or in satisfactory status and (REDACTED) must provide evidence of (REDACTED) current on payment plan for a minimum of X months prior to the closing of the (REDACTED)	Seasoned Borrower/Investor whose experience exceeds (Redacted) projects. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) (Redacted) approves the down grade.

(REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACT(Redacted)he (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACT(Redacted)REDACTED) are XXX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which XXX are paid as agreed and X were listed as delinquent (XxXX) with the most recent (REDACTED) XX(Redacted)he (REDACTED) has (REDACTED) dating back XX/X(Redacted)lso consider our (REDACTED) o(Redacted).(Redacted) months of (REDACT(Redacted)REDACTED) (REDACTED).
																Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-04-19): Client elects to waive using compensating factors. Seller Comment (2022-03-21): Reviewed and referred to leadership for consideration			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731561	(Redacted)			24526231			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) form for the (REDACTED).	Seasoned Borrower/Investor whose experience exceeds (Redacted) projects. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) (Redacted) approves the down grade.

(REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACT(Redacted)he (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACT(Redacted)REDACTED) are XXX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which XXX are paid as agreed and X were listed as delinquent (XxXX) with the most recent (REDACTED) XX(Redacted)he (REDACTED) has (REDACTED) dating back XX/X(Redacted)lso consider our (REDACTED) o(Redacted).(Redacted) months of (REDACT(Redacted)REDACTED) (REDACTED).
																Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-01-19): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731561	(Redacted)			24528700			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided		Missing (REDACTED)'s photo ID. ID in the file is for the wrong (REDACTED).				Reviewer Comment (2022-03-14): Received (REDACTED)iver license. Exception is cleared. Seller Comment (2022-03-10): Correct photo ID for (REDACTED) of subject (REDACTED) uploaded.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731561	(Redacted)			24529071			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "all". Provide detailed search for the (REDACTED) and (REDACTED).	Seasoned Borrower/Investor whose experience exceeds (Redacted) projects.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) (Redacted) approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): Received on (REDACTED), (REDACTED)ssing for borrowing X only.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731561	(Redacted)			24795958			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXXXK = XXX%. Lona amount / (REDACTED)(REDACTED) price per the application. No prior HUD in file for full cost basis.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).	(REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACT(Redacted)he (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACT(Redacted)REDACTED) are XXX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which XXX are paid as agreed and X were listed as delinquent (XxXX) with the most recent (REDACTED) XX(Redacted)he (REDACTED) has (REDACTED) dating back XX/X(Redacted)lso consider our (REDACTED) o(Redacted).(Redacted) months of (REDACT(Redacted)REDACTED) (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-03-15): (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X is an (REDACTED) (REDACTED). There are XXX X payments listed on the (REDACTED) bureau of which XXX are paid as agreed and X were listed as delinquent (XxXX) with the most recent late XX/XX. The (REDACTED) has (REDACTED) dating back XX/XXXX. Also consider our DSCR of X.XX. XX.XX months of (REDACTED). (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-11): The exception presented by the Lender is to allow the X as su(REDACTED)tted. I disagree with the (REDACTED) (REDACTED)lculation of X. The (REDACTED)lculated (REDACTED) to cost of .XXX (Note (REDACTED) Amount of XXXX,XXX.XX/Ori(REDACTED)l Cost of XXXX,XXX.XX + made improvements XXX,XXX.XX) still exceeds the m(REDACTED)imum allowed per guidelines. Guideline X should be m(REDACTED)imum .XX. The purpose of the subject transaction is a X refina(REDACTED)e of an (REDACTED) property.  The appraisal outlines that the (REDACTED)chen has been updated and so (REDACTED) the bathrooms but no timeframe was provided. There is no documentation of improvements to reduce the X in this (REDACTED)se. However, an exception could be considered based on the other file attributes. The (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X is an (REDACTED) (REDACTED). There are XXX X payments listed on the (REDACTED) bureau of which XXX are paid as agreed and X were listed as delinquent (XxXX) with the most recent late XX/XX. The (REDACTED) has (REDACTED) dating back XX/XXXX. Also consider our DSCR of X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731562	(Redacted)			24505748			Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note Error: Note grace period days less than minimum per state		Note grace percentage of XX days exceeds the state minimum of XX days.				Reviewer Comment (2022-01-25): Not required on business purpose (REDACTED)s.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731562	(Redacted)			24505758			Compliance	Compliance	State Compliance	State Late Charge	Note Error: Note late charge percentage exceeds maximum per state		Note late charge percentage of XX% exceeds the state maximum of X%.				Reviewer Comment (2022-01-25): Not required on business purpose (REDACTED)s.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731562	(Redacted)			24531924			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "All". Provide detailed search for the (REDACTED) and (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	The property has been owned by the Borrower since(REDACTED). The (REDACTED) (REDACTED) is XXX. The (REDACTED) based on the Appraised value is XXX. (REDACTED) is X.XX. Borrower has XX.X months (REDACTED) in the (REDACTED) (REDACTED) (REDACTED) the (REDACTED) of the (REDACTED).	Owner Owner Aggregator,Owner	Reviewer Comment (2022-03-04): Client approves downgrade Reviewer Comment (2022-03-04): To Waive Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731562	(Redacted)			24548424			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) form from the (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. The property has been owned by the Borrower since(REDACTED). The (REDACTED) (REDACTED) is XXX. The (REDACTED) based on the Appraised value is XXX. (REDACTED) is X.XX. Borrower has XX.X months (REDACTED) in the (REDACTED) (REDACTED) (REDACTED) the (REDACTED) of the (REDACTED).	Owner Owner Aggregator Aggregator,Owner	Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731562	(Redacted)			24548448			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing the acquisition date and amount	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	The property has been owned by the Borrower since(REDACTED). The (REDACTED) (REDACTED) is XXX. The (REDACTED) based on the Appraised value is XXX. (REDACTED) is X.XX. Borrower has XX.X months (REDACTED) in the (REDACTED) (REDACTED) (REDACTED) the (REDACTED) of the (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-02-24): The property has been owned by the Borrower si(REDACTED)e X/XX/XXXX.  The (REDACTED) (REDACTED) is XXX. The X based on the Appraised value is XX%. DSCR is X.XX.   Borrower has XX.X months (REDACTED) in the (REDACTED) X plus the proceeds of the (REDACTED). Client elects to downgrade and waive.

Seller Comment (2022-02-24): An exception to the X requirement is well supported by (REDACTED)(REDACTED) factors.  Corrected X is no higher than X.XXX based (REDACTED)ly on the ori(REDACTED)l amount of the (REDACTED) money X (XXXX,XXX plus interest at XXX.XX for XXXX days si(REDACTED)e ori(REDACTED)tion)  XXXX,XXX/XXXXXXX.XX = X.XXX.  The property has been owned by the Borrower si(REDACTED)e X/XX/XXXX.  The (REDACTED) (REDACTED) is XXX, an X of XX% would be allowed.  The X based on the Appraised value is XX%. DSCR is X.XX.   Borrower has XX.X months (REDACTED) in the (REDACTED) X plus the proceeds of the (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731563	(Redacted)			24519455			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing fully executed (REDACTED)	The representative FICO score exceeds the guideline minimum by at least (Redacted). Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).	(REDACTED) (REDACTED) letter is in the (Redacted) approves to waive to EV X.	Aggregator,Owner Owner	Reviewer Comment (2022-01-18): (REDACTED) (REDACTED) letter is in the file. Client approves to waive to EV X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731563	(Redacted)			24523474			Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date (REDACTED), Note Date (REDACTED)	HIO policy expires within X months form the note date. Note date is XX-X-XX and the HOI (REDACTED) is XX-X-XX.	The representative FICO score exceeds the guideline minimum by at least (Redacted). Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).	(REDACTED) (REDACTED) letter is in the (Redacted) approves to waive to EV X.	Aggregator,Owner Owner
Reviewer Comment (2022-04-19): Client elects to waive using compensating factors.

Reviewer Comment (2022-03-01): XX/XX/XXXX Per guidelines: If exp(REDACTED)tion is less than X months from note date, renewal is required. Evide(REDACTED)e of the copy of the renewal policy showing the coverage and updated coverage dates was not provided. Current renewal policy should already be in effect and easy to show proof of updated effective dates. Please provide. Exception remains.

Seller Comment (2022-02-24): Lender has provided proof that the renewal pr(REDACTED)um has been paid, and coverage extended for one year

Reviewer Comment (2022-02-24): per seller comment, waiting on updated HOI.

Seller Comment (2022-02-24): The hazard insura(REDACTED)e was in place at the time of closing.  Impound/escrow X was established to cover future pr(REDACTED)ums.  We (REDACTED) reached out to the lender to provide a copy of the renewal policy.

Seller Comment (2022-02-18): Hazard Insura(REDACTED)e expires within XX days of Note Date need revised Insura(REDACTED)e policy

Reviewer Comment (2022-02-15): HOI expires within XX days of Note date. Exception remains.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731563	(Redacted)			24523551			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Background check in the file is not for the (REDACTED).				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check attached	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731563	(Redacted)			24523600			Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Does not (REDACTED) (REDACTED)/ATIMA.
Reviewer Comment (2022-03-01): Received Hazard Insura(REDACTED)e Policy with ISAOA/ATIMA Exception Cleared.

Seller Comment (2022-02-28): Uploaded updated HOI reflecting ISAOA/ATIMA.

Reviewer Comment (2022-02-24): Per seller comment, waiting on updated HOI.

Seller Comment (2022-02-24): The hazard insura(REDACTED)e was in place at the time of closing.  We (REDACTED) reached out to the lender to provide the renewed policy to i(REDACTED)lude the "Its Successors and/or Assigns" language.

Seller Comment (2022-02-18): requested amended Dec page from (REDACTED) (REDACTED)

Reviewer Comment (2022-02-14): Per GLs Lender and (REDACTED)r, upon acquisition of the (REDACTED) must be i(REDACTED)luded as additional Xe/loss payee/additional insured per guidelines for the relevant policies.
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731564	(Redacted)			24496579			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED)X for Borrowing (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower has owned the subject property for at least 5 years.	(REDACTED) (REDACTED) form is (REDACTED) (REDACTED) to downgrade the (REDACTED) form requirement. Client approve the downgrade.	Owner Owner Aggregator,Owner Owner	Reviewer Comment (2022-01-18): (REDACTED) (REDACTED) form is (REDACTED)g used to downgrade the WX form requirement. Client approve the downgrade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731564	(Redacted)			24496608			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.						Reviewer Comment (2022-02-04): Exception cleared. Buyer Comment (2022-02-04): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731564	(Redacted)			24521260			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) doesn't specify (REDACTED) and Borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) form is (REDACTED) (REDACTED) to downgrade the (REDACTED) form requirement. Client approve the downgrade.	Aggregator,Owner
Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Seller Comment (2022-02-15): (REDACTED) provided.

Reviewer Comment (2022-01-21): Received on (REDACTED), (REDACTED) requires an (REDACTED) pulled from Office of (REDACTED) Assets Control ("(REDACTED)") with the actual names listed for borrowing X. Exception remains.

Seller Comment (2022-01-20): The (REDACTED) searches and background report with (REDACTED) search (REDACTED) been uploaded for your review and consideration. Please note that the background and (REDACTED) are required for the (REDACTED) only and U(REDACTED)SS the borrower/borrowing X is an individual, no (REDACTED) is required for the borrowing X.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731565	(Redacted)			24488636			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED) for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. Over XXX months (REDACTED) vs X.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731565	(Redacted)			24521153			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing the detailed (REDACTED) for the (REDACTED) and (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. Over XXX months (REDACTED) vs X.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): (REDACTED)ssing for An(REDACTED)ew Jobe			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731565	(Redacted)			24710791			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - XXXXK / XXXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price + cost of improvements per the application. No prior HUD to confirm full cost basis.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is XXX vs the max of XXX. We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. Over XXX months (REDACTED) vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-01): Client elects to waive using (REDACTED)(REDACTED) factors.

Reviewer Comment (2022-03-01): per client comment - (REDACTED) (REDACTED) is XXX.  DSCR is X.XX.  There are XX months of (REDACTED) (REDACTED) in the (REDACTED)'s Vanguard X (using half of the bala(REDACTED)e be(REDACTED)use it is a retirement X. XX.X X

Reviewer Comment (2022-02-25): XX/XX/XXXX Client to review and approve.

Seller Comment (2022-02-24): An exception to the X requirement is supported.  (REDACTED) (REDACTED)lculation of the X is in(REDACTED)lete.  In addition to the (REDACTED) price of XXX,XXX and the XXX,XXX in improvements, there are XX,XXX in accrued (REDACTED) fees plus XX months of interest @ XXXX per month per the payoff statement for an additional  XXX,XXX.   Revised total cost of XXXX,XXX for an X no higher than  X.XXX.  (REDACTED) (REDACTED) is XXX.  DSCR is X.XX.  There are XX months of (REDACTED) (REDACTED) in the (REDACTED)'s Vanguard X (using half of the bala(REDACTED)e be(REDACTED)use it is a retirement X.  Other assets in the related (REDACTED)anies are documented but not i(REDACTED)luded in this analysis.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731565	(Redacted)			24765570			Credit	Credit	Credit Documentation	Credit	Background check is missing.		Updated/added XX/XX/XXXX Missing background check for (REDACTED) (REDACTED).				Reviewer Comment (2022-02-15): Received background check Seller Comment (2022-02-14): please find uploaded the background check for your review and consideration. Please remove this exception, thank you.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731566	(Redacted)			24530617			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Post (REDACTED) inspection not completed.				Reviewer Comment (2022-02-09): Exception cleared. Buyer Comment (2022-02-04): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731566	(Redacted)			24546393			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) in name of (REDACTED) (REDACTED) and in name of (REDACTED) not in the (REDACTED) file.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): (REDACTED)ssing for borrowing X only.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731566	(Redacted)			24546411			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED)X for (REDACTED) (REDACTED) not in the (REDACTED) file.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is XXX vs XXX. (REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. over XX months vs XX.	Aggregator,Owner Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731566	(Redacted)			24548878			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For (REDACTED)(REDACTED) with a (REDACTED) range of XXX+, amx (REDACTED) is XX%.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is XXX vs XXX. (REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. over XX months vs XX.	Aggregator,Owner Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Client elects to waive using  The borrower has a (REDACTED) (REDACTED) of XXX. DSCR is X.XX%. XX.XX months of (REDACTED)

Reviewer Comment (2022-03-02): Per seller comment - The borrower has a (REDACTED) (REDACTED) of XXX. DSCR is X.XX%. XX.XX months of (REDACTED)

Seller Comment (2022-02-24): A X% X exception is requested.  The borrower has a (REDACTED) (REDACTED) of XXX. DSCR is X.XX%.  The property is newly renovated per the appraisal report.  Borrower states on the (REDACTED) appli(REDACTED)tion that he has made XXXX,XXX in improvements.  ((REDACTED) statements showing XXXX,XXX.XX were provided but they are held in the name of a related (REDACTED) and are not i(REDACTED)luded as (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731566	(Redacted)			24803209			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs. Documented cost of improvements, used information from the application.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is XXX vs XXX. (REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. over XX months vs XX.	Aggregator,Owner Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Client elects to waive using  The borrower has a (REDACTED) (REDACTED) of XXX. DSCR is X.XX%. XX.XX months of (REDACTED)

Reviewer Comment (2022-03-02): Per seller comment - The borrower has a (REDACTED) (REDACTED) of XXX. DSCR is X.XX%. XX.XX months of (REDACTED)

Seller Comment (2022-02-24): An X exception is requested.  (REDACTED)'s (REDACTED)lculation of X is in(REDACTED)lete.   The borrower (REDACTED) the property in (REDACTED) of XXXX for XXXX,XXX and has made XXXX,XXX in improvements per the appli(REDACTED)tion.  In addition, there are XXXXX.XX in (REDACTED) fees plus XXX days of interest @ XXX.XX (per interest figures on payoff letter.  Total cost of XXXX,XXX making the X no more than X.XX.    The borrower has a (REDACTED) (REDACTED) of XXX. DSCR is X.XX%.  The property is newly renovated per the appraisal report.  Borrower states on the (REDACTED) appli(REDACTED)tion that he has made XXXX,XXX in improvements.  ((REDACTED) statements showing XXXX,XXX.XX were provided but they are held in the name of a related (REDACTED) and are not i(REDACTED)luded as (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731567	(Redacted)			24498601			Compliance	Compliance	State Compliance	State Late Charge	Note Error: Note late charge percentage exceeds maximum per state		Note late charge of XX% exceeds state maximum of X%.				Reviewer Comment (2022-01-25): Not required on business purpose (REDACTED)s.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731567	(Redacted)			24498655			Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note Error: Note grace period days less than minimum per state		Note grace period of XX days is less than the state minimum of XX days.				Reviewer Comment (2022-01-25): Not required on business purpose (REDACTED)s.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731567	(Redacted)			24498703			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The (REDACTED) is located in a (REDACTED) (REDACTED) area. Provide a post-(REDACTED) inspection verifying (REDACTED) was no damage. The inspection must (REDACTED) exterior photos and the (REDACTED) must be re-inspected on or after X/X/XXXX, which is the (REDACTED)lared end date.				Reviewer Comment (2022-02-08): Document Provided, he(REDACTED)e exception cleared. Buyer Comment (2022-02-04): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731567	(Redacted)			24523729			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) form for the (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.

Client elects to waive (REDACTED)ing The (REDACTED)'s (REDACTED) presence in the (REDACTED) is established by a valid (REDACTED), established (REDACTED) (REDACTED) and established (REDACTED) (REDACTED) (REDACTED).  The (REDACTED) (REDACTED) (REDACTED) (REDACTED) is missing from the (REDACTED) file, however,  temporary (REDACTED) or (REDACTED) are allowed per the guidelines.  As the borrower has a (REDACTED) (REDACTED) (REDACTED), the additional documentation for (REDACTED) without a (REDACTED) (REDACTED) (REDACTED) do not apply.   The (REDACTED) is XXX and would meet the requirement for a non-(REDACTED) (REDACTED) or (REDACTED)
																Aggregator,Owner Owner Owner	Reviewer Comment (2022-01-19): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731567	(Redacted)			24528755			Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Per application, (REDACTED) is a (REDACTED) (REDACTED). No documentation in the file to confirm the status.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.

Client elects to waive (REDACTED)ing The (REDACTED)'s (REDACTED) presence in the (REDACTED) is established by a valid (REDACTED), established (REDACTED) (REDACTED) and established (REDACTED) (REDACTED) (REDACTED).  The (REDACTED) (REDACTED) (REDACTED) (REDACTED) is missing from the (REDACTED) file, however,  temporary (REDACTED) or (REDACTED) are allowed per the guidelines.  As the borrower has a (REDACTED) (REDACTED) (REDACTED), the additional documentation for (REDACTED) without a (REDACTED) (REDACTED) (REDACTED) do not apply.   The (REDACTED) is XXX and would meet the requirement for a non-(REDACTED) (REDACTED) or (REDACTED)
																Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using The (REDACTED)'s (REDACTED) prese(REDACTED)e in the US is established by a valid Social (REDACTED), established US (REDACTED) and established US (REDACTED) Xs.  The per(REDACTED)ent (REDACTED) (REDACTED)rd is (REDACTED)ssing from the (REDACTED) file, however,  temporary residents or (REDACTED)s are allowed per the guidelines.  As the borrower has a US (REDACTED) report, the additional documentation for (REDACTED)s without a US (REDACTED) report do not apply.   The X is XX% and would meet the requirement for a non-per(REDACTED)ent resident or (REDACTED)

Reviewer Comment (2022-03-04): Per client comment - The (REDACTED)'s (REDACTED) prese(REDACTED)e in the US is established by a valid Social (REDACTED), established US (REDACTED) and established US (REDACTED) Xs.  The per(REDACTED)ent (REDACTED) (REDACTED)rd is (REDACTED)ssing from the (REDACTED) file, however,  temporary residents or (REDACTED)s are allowed per the guidelines.  As the borrower has a US (REDACTED) report, the additional documentation for (REDACTED)s without a US (REDACTED) report do not apply.   The X is XX% and would meet the requirement for a non-per(REDACTED)ent resident or (REDACTED)

Reviewer Comment (2022-03-02): XX/XX/XXXX Client to review. The guidelines indi(REDACTED)te (REDACTED) Per(REDACTED)ent Resident. Having a (REDACTED) report does not necessarily confirm that they are a (REDACTED) Per(REDACTED)ent Resident as an individual on a Non-Per(REDACTED)ent Resident (REDACTED) (REDACTED)n also (REDACTED) a (REDACTED) report. Per (REDACTED)ry, client to review and approve using (REDACTED) report to satisfy proof of (REDACTED) Per(REDACTED)ent Resident requirement per guidelines.

Seller Comment (2022-03-02): Please look at this again - the borrower meets the requirements for a temporary resident, as he has a US (REDACTED) report;  the additional documentation for a (REDACTED) does not apply.

Reviewer Comment (2022-03-01): per guides, US (REDACTED) Per(REDACTED)ent Residents ((REDACTED) (REDACTED)rd Holders) are allowed. There is not a (REDACTED)rd in the file to confirm if the borrower is (REDACTED) in the US. Exception remains.

Seller Comment (2022-03-01): The (REDACTED)'s (REDACTED) prese(REDACTED)e in the US is established by a valid Social (REDACTED), established US (REDACTED) and established US (REDACTED) Xs.  The per(REDACTED)ent (REDACTED) (REDACTED)rd is (REDACTED)ssing from the (REDACTED) file, however,  temporary residents or foriegn (REDACTED)s are allowed per the guidelines.  As the borrower has a US (REDACTED) report, the additional documentation for (REDACTED)s without a US (REDACTED) report do not apply.   The X is XX% and would meet the requirement for a non-per(REDACTED)ent resident or (REDACTED), please remove this exception.

Seller Comment (2022-02-24): The (REDACTED)'s (REDACTED) prese(REDACTED)e in the US is established by a valid Social (REDACTED), established US (REDACTED) and established US (REDACTED) Xs.  The per(REDACTED)ent (REDACTED) (REDACTED)rd is (REDACTED)ssing from the (REDACTED) file, however,  temporary residents or foriegn (REDACTED)s are allowed per the guidelines.  As the borrower has a US (REDACTED) report, the additional documentation for (REDACTED)s without a US (REDACTED) report do not apply.   The X is XX% and would meet the requirement for a non-per(REDACTED)ent resident or (REDACTED), please remove this exception.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731567	(Redacted)			24528809			Credit	Credit	Credit Eligibility	Credit	Active Tradeline requirement not met.		Per guides, X (REDACTED) with X active for XX months and X lines for XX months open or closed. Only X (REDACTED) meet (REDACTED).
Reviewer Comment (2022-03-02): XX/XX/XXXX Discussed with (REDACTED)ry - as a one time review for this particular (REDACTED) - clear the exception. At this time we will clear this exception for this particular (REDACTED) only - but seek clarity on the guidelines for the tradeline requirements for future reviews.

Seller Comment (2022-03-02): Please review this again.  The guidelines require X tradelines.  Nothing in the guidelines say that a single tradeline (REDACTED)nnot be used to meet more than one requirement.  In this (REDACTED)se the (REDACTED) of (REDACTED)a X is used to meet the active tradeline requirement, the XX month rated X (open or closed) and is one of the (REDACTED) with a XX month history (along with (REDACTED) (REDACTED))

Reviewer Comment (2022-03-01): XX/XX/XXXX Guidelines: (REDACTED)nimum of X (REDACTED) lines; (REDACTED)nimum X active (REDACTED) lines; at least X trade line with XX+ month rating and X lines must be rated for XX months and (REDACTED) be open or closed. One X open for XX months. One X open for XX months. Other X Xs do not meet the XX month requirement for the Xnd XX month tradeline (open or closed). The (REDACTED) and (REDACTED) One Xs do not meet the necessary criteria for the Xrd tradeline requirement per guidelines. Exception remains.

Seller Comment (2022-02-24): (REDACTED) is i(REDACTED)orrect, the (REDACTED) meets the trade line requirement. He has X rated trade lines (X are required),  There is an active  (REDACTED) of (REDACTED)a X opened X/XXXX that meets the requirement for X line with a XX month history. The (REDACTED) (REDACTED) line opened on X/XXXX provided the second required (REDACTED) with a XX month history.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731567	(Redacted)			24528822			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "all". Provide detailed search for the (REDACTED) and (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.

Client elects to waive (REDACTED)ing The (REDACTED)'s (REDACTED) presence in the (REDACTED) is established by a valid (REDACTED), established (REDACTED) (REDACTED) and established (REDACTED) (REDACTED) (REDACTED).  The (REDACTED) (REDACTED) (REDACTED) (REDACTED) is missing from the (REDACTED) file, however,  temporary (REDACTED) or (REDACTED) are allowed per the guidelines.  As the borrower has a (REDACTED) (REDACTED) (REDACTED), the additional documentation for (REDACTED) without a (REDACTED) (REDACTED) (REDACTED) do not apply.   The (REDACTED) is XXX and would meet the requirement for a non-(REDACTED) (REDACTED) or (REDACTED)
																Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): (REDACTED)ssing for borrowing X only.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731568	(Redacted)			24523888			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Missing the address of the REO the (REDACTED) (REDACTED) out.				Reviewer Comment (2022-01-21): REOs are (REDACTED)aged by a Xrd party. Seller Comment (2022-01-19): The Property (REDACTED)agement (REDACTED) form lo(REDACTED)ted in the (REDACTED) file reflects (REDACTED)-party property (REDACTED)agement for the subject property. The REO schedule is only required for (REDACTED)(REDACTED)aged properties and so, in this (REDACTED)se, is not required. I (REDACTED) uploaded the Property (REDACTED)agement (REDACTED) form for your ease in reviewing and if you agree, please remove the exception. Thank you so much. (REDACTED)	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731568	(Redacted)			24523916			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Missing for the borrowing (REDACTED).				Reviewer Comment (2022-01-21): Provided Seller Comment (2022-01-19): The Operating Agreement has been uploaded for your review and consideration. Upon review, please remove the exception. Thank you so much for your help with this item! (REDACTED)	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731568	(Redacted)			24523952			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) form for the borrowing (REDACTED).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) as a factor in lieu of the missing (REDACTED) form. Client approves down grade.	Owner Aggregator,Owner	Reviewer Comment (2022-01-18): (REDACTED) (REDACTED) letter is (REDACTED)g used as a factor in lieu of the (REDACTED)ssing WX form. Client approves down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731569	(Redacted)			24493064			Credit	Credit	Credit Documentation	Credit	Borrower does not own current residence and thus casts doubt on business purpose of loan.		The (REDACTED) application indicates that the (REDACTED) is renting (REDACTED) primary residence.				Reviewer Comment (2022-01-26): Exception cleared Seller Comment (2022-01-24): Guidelines do not preclude a borrower from renting their current reside(REDACTED)e. Business Purpose (REDACTED) Aff(REDACTED)vit is signed and already uploaded to file.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731569	(Redacted)			24518676			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED) form from the borrowing (REDACTED) is missing.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) form is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.X vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-18): (REDACTED) (REDACTED) form is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731569	(Redacted)			24519443			Credit	Missing Document	General	Missing Document	One or more of your documents was not signed and dated by the borrower(s).		Note is redacted. Provide the un-redacted note.				Reviewer Comment (2022-02-10): Corrected note provided Reviewer Comment (2022-01-26): Uploaded Note is redacted. Provide the un-redacted note. Exception remains. Seller Comment (2022-01-24): Unredacted Note uploaded to file.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731569	(Redacted)			24752254			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price + cost of improvements of XXXK. No prior HUD in file to confirm full cost basis.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) form is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.X vs X.XX.	Aggregator,Owner
Reviewer Comment (2022-03-02): per client comment - (REDACTED) (REDACTED) of XXX, a DSCR of X.XX and documented (REDACTED) equal to XX.X months (exclusive of (REDACTED) proceeds.

Reviewer Comment (2022-02-25): XX/XX/XXXX Client to review and approve.

Seller Comment (2022-02-24): An X exception is requested on this (REDACTED) -  (REDACTED).s estimated X does not i(REDACTED)lude interest and fees on the (REDACTED) to be paid off as shown on the HUD-X and payoff de(REDACTED)d.   Revised X  is X.XX,    The appraisal shows the property previously sold on X/X/XX and the note date is XX/X/XXXX, slightly more than six months duration to deter(REDACTED)ne lendable value. The payoff statement in the file shows XXXX,XXX and the note amount is XXXX,XXX. The appraisal states home was renovated with new (REDACTED)chen, bathroom, a new finished basement, flooring throughout, new paint, new fixtures, windows HVA and hot water heater, all new and updated.    (REDACTED)(REDACTED) factors i(REDACTED)lude a (REDACTED) (REDACTED) of XXX, a DSCR of X.XX and documented (REDACTED) equal to XX.X months (exclusive of (REDACTED) proceeds.

Reviewer Comment (2022-02-16): X is appli(REDACTED)ble to rate and term within XX months per documented email provided by seller and approved by client, please provide all required documentation to properly (REDACTED)lculate X

Seller Comment (2022-02-15): The appraisal shows the property previously sold on X/X/XX and the note date is XX/X/XXXX, slightly more than six months duration to deter(REDACTED)ne lendable value. The payoff statement in the file shows XXXX,XXX and the note amount is XXXX,XXX. The appraisal states home was renovated with new (REDACTED)chen, bathroom, a new finished basement, flooring throughout, new paint, new fixtures, windows HVA and hot water heater, all new and updated. Please remove the X exception on this (REDACTED) given the amount of payoff, more than six months si(REDACTED)e (REDACTED) and the extensive notes from appraiser regarding improvements. Thank you.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731570	(Redacted)			24511625			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Missing for (REDACTED) (REDACTED).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months (REDACTED) vs X. (REDACTED) is X.XX vs X.XX.	Owner Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-02): received post closing business search

Reviewer Comment (2022-03-01): XX/XX/XXXX Doc in Acuity does not show a date only the date that Acuity "received" - not date searched and does not indi(REDACTED)te active. Client to review.

Seller Comment (2022-02-25): To expedite this matter we are referring to Buyer,  The (REDACTED) closed on XX/X/XXXX, the Certifi(REDACTED)te of Formation was filed with the State on X/XX/XXXX, XX days prior to the (REDACTED) closing (which is within XX days).  The  X was in good standing on the date of creation,  A printout from the NJ Department of Treasury dated X/XX/XXXX (see upper left corner of the document) shows that the (REDACTED)a(REDACTED) is still active.

Seller Comment (2022-02-24): The (REDACTED) closed on XX/X/XXXX, the Certifi(REDACTED)te of Formation was filed with the State on X/XX/XXXX, XX days prior to the (REDACTED) closing (which is within XX days).  The  X was in good standing on the date of creation,  A printout from the NJ Department of Treasury dated X/XX/XXXX (see upper left corner of the document) shows that the (REDACTED)a(REDACTED) is still active.

Reviewer Comment (2022-02-18): XX/XX/XXXX Cert is not dated and must be dated within XX days of note date per guidelines. Also must state business is still active and does not indi(REDACTED)te. Exception remains.

Seller Comment (2022-02-17): The attached document is from the State and also i(REDACTED)ludes an i(REDACTED)orporation date of X/XX/XXXX. Please consider this as the (REDACTED) and remove the exception
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731570	(Redacted)			24511626			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Missing for (REDACTED) (REDACTED).				Reviewer Comment (2022-02-23): Exception cleared. Seller Comment (2022-02-22): Member Consent giving full authority to (REDACTED)aging Member/(REDACTED)	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731570	(Redacted)			24511635			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") . with (REDACTED) and (REDACTED)y names listed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months (REDACTED) vs X.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): (REDACTED)ssing for borrowing X only.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731570	(Redacted)			24511638			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	Guidelines require (REDACTED) within XX days of Note date	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months (REDACTED) vs X. (REDACTED) is X.XX vs X.XX.	Owner Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-02): Client waives

Reviewer Comment (2022-03-01): Per client comment - The (REDACTED) report wad XX days old at the time of closing.  (REDACTED) (REDACTED) was XXX.  (REDACTED)' (REDACTED) histories date from XXXX and i(REDACTED)lude at least XX prior Xs.  There are no late payments or derogatory items of a(REDACTED) kind.  This is a (REDACTED) transaction with an XX% X.  Borrower contributed XXXX,XXX in funds to close. DSCR is X.XX, XX.XX in monthly (REDACTED)

Seller Comment (2022-02-25): EXCEPTION REQUESTED - The (REDACTED) report wad XX days old at the time of closing.  (REDACTED) (REDACTED) was XXX.  (REDACTED)' (REDACTED) histories date from XXXX and i(REDACTED)lude at least XX prior Xs.  There are no late payments or derogatory items of a(REDACTED) kind.  This is a (REDACTED) transaction with an XX% X.  Borrower contributed XXXX,XXX in funds to close.  It is unli(REDACTED)ly that the (REDACTED) (REDACTED) would (REDACTED) declined below the XXX required by guidelines in such a short time.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731570	(Redacted)			24535487			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED)X for borrowing (REDACTED).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months (REDACTED) vs X.	Owner Aggregator,Owner	Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731571	(Redacted)			24492350			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided						Reviewer Comment (2022-01-27): Provided Seller Comment (2022-01-25): The certifi(REDACTED)te of business and commercial purpose of (REDACTED)s has been uploaded for your review and consideration. Please remove exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731571	(Redacted)			24526359			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) form for the borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731572	(Redacted)			24527255			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Only one (REDACTED) (REDACTED) is provide for (REDACTED) ending in XXXX. Provide (REDACTED) (REDACTED) (REDACTED). Most recent (REDACTED) months (REDACTED) (REDACTED) required.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units with XX years of (REDACTED).  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is supported by XX (REDACTED) listed on the (REDACTED) (REDACTED), including X (REDACTED), X (REDACTED). The (REDACTED) had (REDACTED) dating back to XX/XXXX. The (REDACTED) reflected XXX (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) for (REDACTED) documented in the (REDACTED) file are XX,XXX.XX (one (REDACTED) divided by the (REDACTED) of XXXX.XX resulting in X.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the transaction is X.XX.
																Aggregator,Owner
Reviewer Comment (2022-03-17): The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED).  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is supported by XX Xs listed on the (REDACTED) bureau, i(REDACTED)luding X X, X X. The (REDACTED) had (REDACTED) dating back to XX/XXXX. The report reflected XXX X related payments, all paid as agreed. The assets for (REDACTED) documented in the (REDACTED) file are XX,XXX.XX (one (REDACTED) statement) divided by the (REDACTED) of XXXX.XX resulting in X.XX months (REDACTED) (REDACTED) post-closing. The DSCR on the transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-16): The exception presented by the Lender is to allow the asset documentation as presented at su(REDACTED)ssion. The assets in the file are in the form of one X with (REDACTED) (REDACTED) #XXXX with an ending bala(REDACTED)e on XX/XX/XXXX in the amount of XXX,XXX.XX. The X was verified with only one (REDACTED) statement in the (REDACTED) file. Consideration of an exception (REDACTED)n be based on the merits of the file. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED).  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is supported by XX Xs listed on the (REDACTED) bureau, i(REDACTED)luding X X, X X. The (REDACTED) had (REDACTED) dating back to XX/XXXX. The report reflected XXX X related payments, all paid as agreed. The assets for (REDACTED) documented in the (REDACTED) file are XX,XXX.XX (one (REDACTED) statement) divided by the (REDACTED) of XXXX.XX resulting in X.XX months (REDACTED) (REDACTED) post-closing. The DSCR on the transaction is X.XX
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731572	(Redacted)			24527266			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	(REDACTED) date of XX/XX/XXXX is more than XX days old from note date (XX/XX/XXXX)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units with XX years of (REDACTED).  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is supported by XX (REDACTED) listed on the (REDACTED) (REDACTED), including X (REDACTED), X (REDACTED). The (REDACTED) had (REDACTED) dating back to XX/XXXX. The (REDACTED) reflected XXX (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) for (REDACTED) documented in the (REDACTED) file are XX,XXX.XX (one (REDACTED) divided by the (REDACTED) of XXXX.XX resulting in X.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the transaction is X.XX.
																Aggregator,Owner
Reviewer Comment (2022-03-17): The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED).  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is supported by XX Xs listed on the (REDACTED) bureau, i(REDACTED)luding X X, X X. The (REDACTED) had (REDACTED) dating back to XX/XXXX. The report reflected XXX X related payments, all paid as agreed. The assets for (REDACTED) documented in the (REDACTED) file are XX,XXX.XX (one (REDACTED) statement) divided by the (REDACTED) of XXXX.XX resulting in X.XX months (REDACTED) (REDACTED) post-closing. The DSCR on the transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-16): The exception presented by the Lender is to allow the (REDACTED) report as su(REDACTED)tted for the transaction. The (REDACTED) report is dated XX/XX/XXXX and the note date is XX/XX/XXXX, a differe(REDACTED)e of XX days and an exception of X days. Consideration of an exception (REDACTED)n be based on the merits of the file. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED).  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is supported by XX Xs listed on the (REDACTED) bureau, i(REDACTED)luding X X, X X. The (REDACTED) had (REDACTED) dating back to XX/XXXX. The report reflected XXX X related payments, all paid as agreed. The assets for (REDACTED) documented in the (REDACTED) file are XX,XXX.XX (one (REDACTED) statement) divided by the (REDACTED) of XXXX.XX resulting in X.XX months (REDACTED) (REDACTED) post-closing. The DSCR on the transaction is X.XX
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731572	(Redacted)			24527275			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) provided has no names. Provide an (REDACTED) check for the (REDACTED) and the (REDACTED) (REDACTED) .	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units with XX years of (REDACTED).  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is supported by XX (REDACTED) listed on the (REDACTED) (REDACTED), including X (REDACTED), X (REDACTED). The (REDACTED) had (REDACTED) dating back to XX/XXXX. The (REDACTED) reflected XXX (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) for (REDACTED) documented in the (REDACTED) file are XX,XXX.XX (one (REDACTED) divided by the (REDACTED) of XXXX.XX resulting in X.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the transaction is X.XX.
																Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): (REDACTED)ssing for borrowing X only.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731572	(Redacted)			24527277			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED)X for the (REDACTED) (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units with XX years of (REDACTED).  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is supported by XX (REDACTED) listed on the (REDACTED) (REDACTED), including X (REDACTED), X (REDACTED). The (REDACTED) had (REDACTED) dating back to XX/XXXX. The (REDACTED) reflected XXX (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) for (REDACTED) documented in the (REDACTED) file are XX,XXX.XX (one (REDACTED) divided by the (REDACTED) of XXXX.XX resulting in X.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the transaction is X.XX.
																Aggregator,Owner	Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED)g used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731572	(Redacted)			24549481			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXXK = XXX%. Sales price / (REDACTED) amount per appraisal. No prior HUD in file to confirm full cost basis.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units with XX years of (REDACTED).  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is supported by XX (REDACTED) listed on the (REDACTED) (REDACTED), including X (REDACTED), X (REDACTED). The (REDACTED) had (REDACTED) dating back to XX/XXXX. The (REDACTED) reflected XXX (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) for (REDACTED) documented in the (REDACTED) file are XX,XXX.XX (one (REDACTED) divided by the (REDACTED) of XXXX.XX resulting in X.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the transaction is X.XX.
																Aggregator,Owner
Reviewer Comment (2022-03-17): The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED).  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is supported by XX Xs listed on the (REDACTED) bureau, i(REDACTED)luding X X, X X. The (REDACTED) had (REDACTED) dating back to XX/XXXX. The report reflected XXX X related payments, all paid as agreed. The assets for (REDACTED) documented in the (REDACTED) file are XX,XXX.XX (one (REDACTED) statement) divided by the (REDACTED) of XXXX.XX resulting in X.XX months (REDACTED) (REDACTED) post-closing. The DSCR on the transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-16): The exception presented by the Lender is to allow the X as su(REDACTED)tted for the transaction. (REDACTED) (REDACTED)lculated the X using only the (REDACTED) price from the appraisal which resulted in an X of X.XXXXX. I do not believe their (REDACTED)lculation is accurate due to improvements to the property. The appraisal analysis outlines that the (REDACTED)chen has been updated in less than one year as (REDACTED) the bathrooms. Further, comments went on to state there was a covered porch, freshly painted interior and exterior wa(REDACTED), new roof in XXXX, new a/c units, new exterior doors, new light fixtures, new interior doors, new wood la(REDACTED)nate flooring in XXXX, new tile floors and updated (REDACTED)chen and bathrooms with new counterto(REDACTED), (REDACTED)binets, vanity, tile and fixtures. Due to the extensive renovation and update of the property, (REDACTED)lculation of the X using only the (REDACTED) price is not reasonable. Consideration of an exception (REDACTED)n be based on the merits of the file. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED).  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is supported by XX Xs listed on the (REDACTED) bureau, i(REDACTED)luding X X, X X.
The (REDACTED) had (REDACTED) dating back to XX/XXXX. The report reflected XXX X related payments, all paid as agreed. The assets for (REDACTED) documented in the (REDACTED) file are XX,XXX.XX (one (REDACTED) statement) divided by the (REDACTED) of XXXX.XX resulting in X.XX months (REDACTED) (REDACTED) post-closing. The DSCR on the transaction is X.XX

Seller Comment (2022-03-16): The exception presented by the Lender is to allow the X as su(REDACTED)tted for the transaction. (REDACTED) (REDACTED)lculated the X using only the (REDACTED) price from the appraisal which resulted in an X of X.XXXXX. I do not believe their (REDACTED)lculation is accurate due to improvements to the property. The appraisal analysis outlines that the (REDACTED)chen has been updated in less than one year as (REDACTED) the bathrooms. Further, comments went on to state there was a covered porch, freshly painted interior and exterior wa(REDACTED), new roof in XXXX, new a/c units, new exterior doors, new light fixtures, new interior doors, new wood la(REDACTED)nate flooring in XXXX, new tile floors and updated (REDACTED)chen and bathrooms with new counterto(REDACTED), (REDACTED)binets, vanity, tile and fixtures. Due to the extensive renovation and update of the property, (REDACTED)lculation of the X using only the (REDACTED) price is not reasonable. Consideration of an exception (REDACTED)n be based on the merits of the file. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED).  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is supported by XX Xs listed on the (REDACTED) bureau, i(REDACTED)luding X X, X X.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731572	(Redacted)			24549482			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Per guides. from the initial X months required (REDACTED) Add an additional (REDACTED) months for any (REDACTED) within X% of the published maximum (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units with XX years of (REDACTED).  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is supported by XX (REDACTED) listed on the (REDACTED) (REDACTED), including X (REDACTED), X (REDACTED). The (REDACTED) had (REDACTED) dating back to XX/XXXX. The (REDACTED) reflected XXX (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) for (REDACTED) documented in the (REDACTED) file are XX,XXX.XX (one (REDACTED) divided by the (REDACTED) of XXXX.XX resulting in X.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the transaction is X.XX.
																Aggregator,Owner
Reviewer Comment (2022-03-17): The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED).  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is supported by XX Xs listed on the (REDACTED) bureau, i(REDACTED)luding X X, X X. The (REDACTED) had (REDACTED) dating back to XX/XXXX. The report reflected XXX X related payments, all paid as agreed. The assets for (REDACTED) documented in the (REDACTED) file are XX,XXX.XX (one (REDACTED) statement) divided by the (REDACTED) of XXXX.XX resulting in X.XX months (REDACTED) (REDACTED) post-closing. The DSCR on the transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-16): The exception presented by the Lender is to allow the assets/(REDACTED) as presented in the su(REDACTED)ssion file. The subject (REDACTED) transaction requires X months' worth of (REDACTED) (REDACTED). The file contains asset documentation to support X.XX months (REDACTED) (REDACTED) post-closing. Consideration of an exception (REDACTED)n be based on the merits of the file. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with XX years of (REDACTED).  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that is supported by XX Xs listed on the (REDACTED) bureau, i(REDACTED)luding X X, X X.
The (REDACTED) had (REDACTED) dating back to XX/XXXX. The report reflected XXX X related payments, all paid as agreed. The assets for (REDACTED) documented in the (REDACTED) file are XX,XXX.XX (one (REDACTED) statement) divided by the (REDACTED) of XXXX.XX resulting in X.XX months (REDACTED) (REDACTED) post-closing. The DSCR on the transaction is X.XX
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731573	(Redacted)			24517042			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Form (REDACTED)X is missing from the file and is required by guidelines/lender.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) form is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Owner Aggregator,Owner Owner Owner	Reviewer Comment (2022-01-18): (REDACTED) (REDACTED) form is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731573	(Redacted)			24526504			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing detailed (REDACTED). Ones in the file is selected for 'All".	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) form is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): (REDACTED)ssing for borrowing X only.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731573	(Redacted)			24526507			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship was not provided	-	Application or (REDACTED) documention do not (REDACTED) the status.				Reviewer Comment (2022-01-25): Received (REDACTED) Appli(REDACTED)tion reflecting borrower is a U.S. (REDACTED). Exception Cleared. Seller Comment (2022-01-23): The appli(REDACTED)tion for the subject transaction was uploaded for your review and consideration. It outlines the (REDACTED) as a US (REDACTED).	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731574	(Redacted)			24496264			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED) for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.  (REDACTED) (REDACTED) = XX.XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED). (REDACTED) property.  Property (REDACTED) (REDACTED) form does not provide list of REO nor tenure in property (REDACTED).  Combined (REDACTED) (REDACTED) of both (REDACTED) reflects XX prior/(REDACTED) (REDACTED), the earliest dating back to X/XXXX.  The same combined (REDACTED) (REDACTED) show a total of XXX "as-agreed" (REDACTED) (REDACTED) made.  Additional compensating factors: (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX. XX.XX months of (REDACTED). Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-01-19): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731574	(Redacted)			24522963			Credit	Credit	Credit Documentation	Credit	Background check is missing.	-	Background Check are missing for Xnd (REDACTED), (REDACTED).				Reviewer Comment (2022-02-15): Received Seller Comment (2022-02-14): please find uploaded the background check as requested, thank you	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731574	(Redacted)			24522995			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) doesn't specify (REDACTED) and Borrowing (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.  (REDACTED) (REDACTED) = XX.XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED). (REDACTED) property.  Property (REDACTED) (REDACTED) form does not provide list of REO nor tenure in property (REDACTED).  Combined (REDACTED) (REDACTED) of both (REDACTED) reflects XX prior/(REDACTED) (REDACTED), the earliest dating back to X/XXXX.  The same combined (REDACTED) (REDACTED) show a total of XXX "as-agreed" (REDACTED) (REDACTED) made.  Additional compensating factors: (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX. XX.XX months of (REDACTED). Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Reviewer Comment (2022-02-16): Background check provided for (REDACTED). Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): (REDACTED)ssing for (REDACTED) and for borrowing X only.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731574	(Redacted)			24528919			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		(REDACTED) (REDACTED) form doesn't (REDACTED) the years of (REDACTED) and REOs the (REDACTED) (REDACTED) out.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.  (REDACTED) (REDACTED) = XX.XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED). (REDACTED) property.  Property (REDACTED) (REDACTED) form does not provide list of REO nor tenure in property (REDACTED).  Combined (REDACTED) (REDACTED) of both (REDACTED) reflects XX prior/(REDACTED) (REDACTED), the earliest dating back to X/XXXX.  The same combined (REDACTED) (REDACTED) show a total of XXX "as-agreed" (REDACTED) (REDACTED) made.  Additional compensating factors: (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX. XX.XX months of (REDACTED). Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-03-30): (REDACTED)(REDACTED)aged property.  Property (REDACTED)agement (REDACTED) form does not provide list of REO nor tenure in property (REDACTED)agement.  Combined (REDACTED) reports of both (REDACTED) reflects XX prior/current Xs, the earliest dating back to X/XXXX.  The same combined (REDACTED) reports show a total of XXX "as-agreed" X payments made.  Additional (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX.  DSCR = X.XX. XX.XX months of (REDACTED). Client elects to downgrade and waive.

Seller Comment (2022-03-28): (REDACTED)(REDACTED)aged property.  Property (REDACTED)agement (REDACTED) form does not provide list of REO nor tenure in property (REDACTED)agement.  Combined (REDACTED) reports of both (REDACTED) reflects XX prior/current Xs, the earliest dating back to X/XXXX.  The same combined (REDACTED) reports show a total of XXX "as-agreed" X payments made.  Additional (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731574	(Redacted)			24528968			Credit	Guideline	Guideline Issue	Guideline	Unacceptable assets were used for closing or reserves.		(REDACTED) (REDACTED) used for closing, (REDACTED) (REDACTED) Mgmt, does not (REDACTED) (REDACTED) documentation to use at closing.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.  (REDACTED) (REDACTED) = XX.XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED). (REDACTED) property.  Property (REDACTED) (REDACTED) form does not provide list of REO nor tenure in property (REDACTED).  Combined (REDACTED) (REDACTED) of both (REDACTED) reflects XX prior/(REDACTED) (REDACTED), the earliest dating back to X/XXXX.  The same combined (REDACTED) (REDACTED) show a total of XXX "as-agreed" (REDACTED) (REDACTED) made.  Additional compensating factors: (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX. XX.XX months of (REDACTED). Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-03-30): (REDACTED)(REDACTED)aged property.  Property (REDACTED)agement (REDACTED) form does not provide list of REO nor tenure in property (REDACTED)agement.  Combined (REDACTED) reports of both (REDACTED) reflects XX prior/current Xs, the earliest dating back to X/XXXX.  The same combined (REDACTED) reports show a total of XXX "as-agreed" X payments made.  Additional (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX.  DSCR = X.XX. XX.XX months of (REDACTED). Client elects to downgrade and waive.

Seller Comment (2022-03-28): The borrower received XXX,XXX.XX in (REDACTED) proceeds equal to XX.XX months (REDACTED) (REDACTED) - the funds in the business X were not needed as (REDACTED), Please remove this exception.

Seller Comment (2022-03-28): Borrower received XXX,XXX.XX in (REDACTED) proceeds equal XX.XX months (REDACTED) (REDACTED)- the funds in the business X were not needed as (REDACTED).  Please remove this condition.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731574	(Redacted)			24529042			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For (REDACTED)(REDACTED) with aa (REDACTED) range of XXX-XXX, max (REDACTED) is XX%. Deducted X% from the (REDACTED) to XX% due to the lack of (REDACTED) confirmed in the file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.  (REDACTED) (REDACTED) = XX.XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED). (REDACTED) property.  Property (REDACTED) (REDACTED) form does not provide list of REO nor tenure in property (REDACTED).  Combined (REDACTED) (REDACTED) of both (REDACTED) reflects XX prior/(REDACTED) (REDACTED), the earliest dating back to X/XXXX.  The same combined (REDACTED) (REDACTED) show a total of XXX "as-agreed" (REDACTED) (REDACTED) made.  Additional compensating factors: (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX. XX.XX months of (REDACTED). Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-03-16): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as agreed" payments made. X(REDACTED) = XX.XX months' (REDACTED) (REDACTED). (REDACTED)d X. Client elects to downgrade and waive. Seller Comment (2022-03-16): XX% X exception. XX% X refina(REDACTED)e. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as agreed" payments made. X(REDACTED) = XX.XX months' (REDACTED) (REDACTED).			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731574	(Redacted)			24715668			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - XXXXK / XXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per the application. No prior HUD in file to confirm full cost basis.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.  (REDACTED) (REDACTED) = XX.XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED). (REDACTED) property.  Property (REDACTED) (REDACTED) form does not provide list of REO nor tenure in property (REDACTED).  Combined (REDACTED) (REDACTED) of both (REDACTED) reflects XX prior/(REDACTED) (REDACTED), the earliest dating back to X/XXXX.  The same combined (REDACTED) (REDACTED) show a total of XXX "as-agreed" (REDACTED) (REDACTED) made.  Additional compensating factors: (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX. XX.XX months of (REDACTED). Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-03-16): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as agreed" payments made. X(REDACTED) = XX.XX months' (REDACTED) (REDACTED). (REDACTED)d X. Client elects to downgrade and waive. Seller Comment (2022-03-16): X.XXXXX X exception. XX% X refina(REDACTED)e. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as agreed" payments made. X(REDACTED) = XX.XX months' (REDACTED) (REDACTED).			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731576	(Redacted)			24526669			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED) form is missing for the borrowing (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.
(REDACTED) is X.XX and the (REDACTED) (REDACTED) is XXX. Borrower has XX months of (REDACTED) prior to closing.  (REDACTED) of (REDACTED) (REDACTED) add an additional XX.X months of (REDACTED) (REDACTED) which is allowable per the guidelines. (REDACTED) (REDACTED)

(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the missing (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX and the (REDACTED) (REDACTED) is XXX. Borrower has XX months of (REDACTED) prior to closing.  (REDACTED) of (REDACTED) (REDACTED) add an additional XX.X months of (REDACTED) (REDACTED) which is allowable per the guidelines. (REDACTED) (REDACTED)
																Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-01-18): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the (REDACTED)ssing WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731576	(Redacted)			24526674			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) in file (REDACTED) 'All" and not detailed searches for the (REDACTED) and (REDACTED).	Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the missing (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX and the (REDACTED) (REDACTED) is XXX. Borrower has XX months of (REDACTED) prior to closing. (REDACTED) of (REDACTED) (REDACTED) add an additional XX.X months of (REDACTED) (REDACTED) which is allowable per the guidelines. (REDACTED) (REDACTED)	Aggregator,Owner
Reviewer Comment (2022-02-15): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Seller Comment (2022-02-15): (REDACTED) provided.

Reviewer Comment (2022-01-21): Received on (REDACTED), (REDACTED) requires an (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed for borrowing X. Exception remains.

Seller Comment (2022-01-20): The Background Report showing the (REDACTED) search as no listing has been uploaded for your review and consideration. The (REDACTED) search within the background report ad(REDACTED)esses the (REDACTED) for the (REDACTED). The (REDACTED) is not required for a borrowing X other than an individual. (REDACTED) is not required for corporations, (REDACTED)'s, etc. Please review and if you are in agreement, remove the exception. Thank you so much. (REDACTED)
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731576	(Redacted)			24803223			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing costs, original sales price, and documented cost of improvements.	The representative FICO score exceeds the guideline minimum by at least 40 points. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) is X.XX and the (REDACTED) (REDACTED) is XXX. Borrower has XX months of (REDACTED) prior to closing.  (REDACTED) of (REDACTED) (REDACTED) add an additional XX.X months of (REDACTED) (REDACTED) which is allowable per the guidelines. (REDACTED) (REDACTED)

(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the missing (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX and the (REDACTED) (REDACTED) is XXX. Borrower has XX months of (REDACTED) prior to closing.  (REDACTED) of (REDACTED) (REDACTED) add an additional XX.X months of (REDACTED) (REDACTED) which is allowable per the guidelines. (REDACTED) (REDACTED)

(REDACTED) is X.XX and the (REDACTED) (REDACTED) is XXX. Borrower has XX months of (REDACTED) prior to closing.  (REDACTED) of (REDACTED) (REDACTED) add an additional XX.X months of (REDACTED) (REDACTED) which is allowable per the guidelines. (REDACTED) (REDACTED)
																Aggregator,Owner Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-17): DSCR is X.XX and the (REDACTED) (REDACTED) is XXX. Borrower has XX months of (REDACTED) prior to closing.  Proceeds of this refina(REDACTED)e add an additional XX.X months of (REDACTED) (REDACTED) which is allowable per the guidelines. (REDACTED)d X. Client elects to downgrade and waive.

Reviewer Comment (2022-03-17): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of  exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Reviewer Comment (2022-03-17): XX/XX/XXXX Client to review and approve (REDACTED) factors to waive. Current X (without sales price) is X,XXX.XX%.

Seller Comment (2022-03-16): We feel an exception to the X is warranted based on the following. The existing X is dated XX/XX/XXXX indi(REDACTED)ting that the borrower has owned the property si(REDACTED)e at least that time and with a X of XX% has XX% equity.  DSCR is X.XX and the (REDACTED) (REDACTED) is XXX. Borrower has XX months of (REDACTED) prior to closing.  Proceeds of this refina(REDACTED)e add an additional XX.X months of (REDACTED) (REDACTED) which is allowable per the guidelines.

Reviewer Comment (2022-03-01): XX/XX/XXXX Awaiting doc.

Seller Comment (2022-02-24): Reviewing property information
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731578	(Redacted)			24498967			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Over XX months (REDACTED) vs X.	Aggregator,Owner	Reviewer Comment (2022-01-19): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731578	(Redacted)			24499565			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by XXX,XXX. Provide verification of policy with sufficient coverage OR provide copy of insurer's (REDACTED) estimate supporting current coverage amount.				Reviewer Comment (2022-03-10): Received Hazard insura(REDACTED)e with Full Coverage amount , Exception Cleared. Seller Comment (2022-03-08): Insura(REDACTED)e in the amount of XXX, XXX, equal to the (REDACTED) amount is attached. Seller Comment (2022-02-18): Need Revised Policy Note date XX/XX/XXXX Haz. Ins. Date XX/XX/XXXX Reviewer Comment (2022-02-14): Please provide the insura(REDACTED)e Dec page that reflect the Replacement coverage. Exception Remains.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731578	(Redacted)			24529594			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "all". Provide detailed search for the (REDACTED) and (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Over XX months (REDACTED) vs X.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): (REDACTED)ssing for borrowing X only.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731578	(Redacted)			24796974			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing documented (REDACTED), none noted on application - (REDACTED) XX.XXX%. Original (REDACTED)(REDACTED) price taken from appraisal.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Over XX months (REDACTED) vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-02): Client waives

Reviewer Comment (2022-03-01): Per client comment - The (REDACTED) (REDACTED) is XXX,  DSCR is X.XX   (REDACTED) (REDACTED) equal XXX months, X is XX.

Seller Comment (2022-02-25): An exception is requested on this (REDACTED).  The X based on the current appraiser value is X.XX.  The borrower (REDACTED) the property on X/XX/XXXX for XXX,XXX, there was no (REDACTED) money X.  The borrower is recouping a portion of the XXX,XXX paid for the property Xn X/XX/XXXX.     Property values are stable per the appraiser.  The prior sale, X months earlier was for XXXX,XXX.  This supports a co(REDACTED)lusion that the prior sale was for a below mar(REDACTED)t price.  Documented costs are  XX,XXX below the amount needed to meet the X,XX guideline.  Although the Settlement Statement on the prior sale is not provided, it is reasonable to co(REDACTED)lude that the borrower paid at least XX,XXX in combined closing costs, fees and preparing the property for (REDACTED).    The (REDACTED) (REDACTED) is XXX,  DSCR is X.XX   (REDACTED) (REDACTED) equal XXX months.

Reviewer Comment (2022-02-16): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of  exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731579	(Redacted)			24515259			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Form (REDACTED)X is missing from the file and is required by guidelines/lender.				Reviewer Comment (2022-03-17): Client accepted XXXX in lieu of executed WX. Exception cleared. Seller Comment (2022-03-14): Attached please find a copy of the prepared t(REDACTED) filing XXXX for the Borrower (REDACTED) - evide(REDACTED)ed on page X is their (REDACTED) number XX-XXXXXXX. This is reasonable documentation to support the (REDACTED) as provided. Seller Comment (2022-03-10): Reached out to (REDACTED)(REDACTED) to obtain document. Reviewer Comment (2022-01-24): (REDACTED)ssing (REDACTED) doc.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731579	(Redacted)			24526736			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) in the file is (REDACTED) as "all: for the search. Missing detailed (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. XXX.XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED) = XXX (REDACTED) made, XxXX > XX months old. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): (REDACTED)ssing for borrowing X only.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731579	(Redacted)			24526750			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXK / XXXK = X.XX. prior sales price divided by (REDACTED) amount.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. XXX.XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED) = XXX (REDACTED) made, XxXX > XX months old. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-03-10): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. XXX.XX months' (REDACTED) (REDACTED). X History = XXX payments made, XxXX > XX months old. Client approves the down grade. Seller Comment (2022-03-10): X.XXXXX X exception. XX% X refina(REDACTED)e. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. XXX.XX months' (REDACTED) (REDACTED). X History = XXX payments made, XxXX > XX months old.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731579	(Redacted)			24526761			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided		Missing (REDACTED) letter confirming the (REDACTED) number.				Reviewer Comment (2022-01-24): Exception cleared.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731582	(Redacted)			24499554			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED)X for Borrowing (REDACTED) in file. Required per guideline	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Originator,Owner Aggregator,Owner	Reviewer Comment (2022-01-19): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731582	(Redacted)			24530064			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "All". Provide detailed search for the (REDACTED) and (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Originator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): (REDACTED)ssing for borrowing X only.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731583	(Redacted)			24598459			Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	-	(REDACTED) is missing for (REDACTED). (REDACTED) is missing for (REDACTED) (REDACTED).	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is XXX vs the max of XXX.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED)s provided.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731583	(Redacted)			24598494			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	(REDACTED) is dated XX days before the note date.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is XXX vs XXX. (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is XXX vs the max of XXX. over XX months (REDACTED) vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Aggregator,Owner Owner Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-01): Client elects to waive using (REDACTED)(REDACTED) factors.

Reviewer Comment (2022-03-01): Per seller comment - (REDACTED) is XXX, XXX points above the XXX guideline requirement for a XX.XX% X rate and term refina(REDACTED)e. DSCR is X.XX and the borrower has XX.XX months in verified (REDACTED) (REDACTED).

Reviewer Comment (2022-03-01): XX/XX/XXXX Client to review.

Seller Comment (2022-02-25): There are sufficient (REDACTED)(REDACTED) factors to support a (REDACTED) day age of (REDACTED) report exception..  The (REDACTED) report is dated X/X/XXXX and the (REDACTED) closed on XX/X/XXXX.  The (REDACTED) (REDACTED) was XXX, XXX points above the XXX guideline requirement for a XX.XX% X rate and term refina(REDACTED)e.   It is highly unli(REDACTED)ly that the (REDACTED) (REDACTED) would (REDACTED) declined by XXX or more points in the short time frame in question.  DSR is X.XX  and the borrower has XX.XX months in verified (REDACTED) (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731584	(Redacted)			24505134			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided		(REDACTED) Consent form is missing.				Reviewer Comment (2022-02-24): Per client - Per (REDACTED)s fee(REDACTED)ck. (REDACTED) is on joint X to show (REDACTED)'s liquidity, nothing related to the (REDACTED).	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731584	(Redacted)			24505995			Credit	Guideline	Guideline Issue	Guideline	Aged document: Asset Account date is more than 90 days prior to Closing.	-	Guidelines require (REDACTED) (REDACTED) to be within XX days of closing. (REDACTED) (REDACTED) are greater than XX days old from date of closing.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X is a (REDACTED), X is an (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are (REDACTED) for (REDACTED) documented in the (REDACTED) file in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XXXX months (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX.

(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X is a (REDACTED), X is an (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are (REDACTED) for (REDACTED) documented in the (REDACTED) file in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XXXX months (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX.
																Aggregator,Owner Owner,Originator
Reviewer Comment (2022-03-22): The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X is a X, X is an (REDACTED) (REDACTED) X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. There are assets for (REDACTED) documented in the (REDACTED) file in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XXXX months (REDACTED) post-closing. The subject transaction has a DSCR of X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-21): The exception presented by the Lender is to allow the asset statements as su(REDACTED)tted. There are X statements in the (REDACTED) file to document the assets for the transaction. The most recent of the (REDACTED) months statements is dated XX/XX/XXXX and the note date is XX/XX/XXXX, a differe(REDACTED)e of XXX days. The guideline requirement is (REDACTED) to XX days. The exception is XX days. Consideration of an exception appears reasonable based on the overall merits of the (REDACTED) file. The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X is a X, X is an (REDACTED) (REDACTED) X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. There are assets for (REDACTED) documented in the (REDACTED) file in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XXXX months (REDACTED) post-closing. The subject transaction has a DSCR of X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731584	(Redacted)			24554016			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) form for the (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X is a (REDACTED), X is an (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are (REDACTED) for (REDACTED) documented in the (REDACTED) file in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XXXX months (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX.
																Aggregator,Owner	Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731584	(Redacted)			24554056			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "all". Provide detailed search for the (REDACTED) and the (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X is a (REDACTED), X is an (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are (REDACTED) for (REDACTED) documented in the (REDACTED) file in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XXXX months (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX.
																Owner,Originator	Reviewer Comment (2022-02-16): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-04): (REDACTED)ssing for borrowing X only, (REDACTED) in file is dated XX/XX/XXXX.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731584	(Redacted)			24554214			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price + cost of improvements per application. No prior HUD in file to confirm full cost basis.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X is a (REDACTED), X is an (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are (REDACTED) for (REDACTED) documented in the (REDACTED) file in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XXXX months (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX.

(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X is a (REDACTED), X is an (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are (REDACTED) for (REDACTED) documented in the (REDACTED) file in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XXXX months (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX.
																Aggregator,Owner Owner,Originator
Reviewer Comment (2022-03-22): The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X is a X, X is an (REDACTED) (REDACTED) X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. There are assets for (REDACTED) documented in the (REDACTED) file in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XXXX months (REDACTED) post-closing. The subject transaction has a DSCR of X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-21): The exception presented by the Lender is to allow the X as su(REDACTED)tted for the transaction. The X as (REDACTED)lculated by (REDACTED) at X.XXXXX is based on the (REDACTED) price plus cost of improvements listed on the appli(REDACTED)tion. I disagree with the (REDACTED)lculation due to the fact there is no scope of work, receipts, or prior settlement statement to document the total acquisition costs related to the property (REDACTED). Consideration of an exception appears reasonable based on the overall merits of the (REDACTED) file. The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X is a X, X is an (REDACTED) (REDACTED) X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. There are assets for (REDACTED) documented in the (REDACTED) file in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XXXX months (REDACTED) post-closing. The subject transaction has a DSCR of X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731584	(Redacted)			24554225			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	X is required. Only X month provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X is a (REDACTED), X is an (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are (REDACTED) for (REDACTED) documented in the (REDACTED) file in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XXXX months (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX.

(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X is a (REDACTED), X is an (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are (REDACTED) for (REDACTED) documented in the (REDACTED) file in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XXXX months (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX.
																Aggregator,Owner Owner,Originator
Reviewer Comment (2022-03-22): The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X is a X, X is an (REDACTED) (REDACTED) X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. There are assets for (REDACTED) documented in the (REDACTED) file in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XXXX months (REDACTED) post-closing. The subject transaction has a DSCR of X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-21): The exception presented by the Lender is to allow the asset statements as su(REDACTED)tted. There are currently X statements in the (REDACTED) file to document the assets for the transaction. One month for each X was provided for the asset val(REDACTED)tion. Consideration of an exception appears reasonable based on the overall merits of the (REDACTED) file. The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X is a X, X is an (REDACTED) (REDACTED) X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. There are assets for (REDACTED) documented in the (REDACTED) file in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XXXX months (REDACTED) post-closing. The subject transaction has a DSCR of X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731585	(Redacted)			24511695			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) form for the borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is XXX vs XXX. (REDACTED) (REDACTED) form is missing in lieu of the (REDACTED) form. Client approves the down grade. Over XX months (REDACTED) vs X.	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-01-18): (REDACTED) (REDACTED) form is (REDACTED)ssing in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731585	(Redacted)			24526826			Credit	Title	General	Title	Title shows property is leasehold.		Per guides, Good and (REDACTED) (REDACTED) lien and fee simple lender's title (REDACTED) policy free and clear of any liens and encumbrances. Appraisal and title both (REDACTED) (REDACTED).				Reviewer Comment (2022-03-02): XX/XX/XXXX Per (REDACTED): Per final HUD provided, leasehold redemption fee is collected and client is aware the property at time of (REDACTED) is a leasehold; there is no commentary noted that the vesting will change from leasehold to fee simple, using HUD to clear this exception Seller Comment (2022-02-24): The property was converted to fee simple (REDACTED)ship through redemption of the ground rent. This is shown on lines XXXX, XXXX and XXXX of the HUD-X, there is no exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731585	(Redacted)			24526847			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) in file (REDACTED) the search as "All'. Missing detailed (REDACTED) for (REDACTED) and (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) form is missing in lieu of the (REDACTED) form. Client approves the down grade. Over XX months (REDACTED) vs X.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): (REDACTED)ssing for borrowing X only.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731585	(Redacted)			24716278			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - XXXXK / XXXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price + cost of improvements per application. NO prior HUD in file to confirm full cost basis.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is XXX vs XXX. (REDACTED) (REDACTED) form is missing in lieu of the (REDACTED) form. Client approves the down grade. Over XX months (REDACTED) vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-01): Client elects to waive using (REDACTED)(REDACTED) factors.

Reviewer Comment (2022-03-01): per seller comment -  DSCR is X.XX; (REDACTED) (REDACTED) of XX.X months (exclusive of X proceeds); (REDACTED) (REDACTED) of XXX, XX X.

Reviewer Comment (2022-03-01): XX/XX/XXXX Updated (REDACTED)lculation to i(REDACTED)lude fees on HUD - new X XXX.XX%. Appears (REDACTED) factors listed below for waive consideration. Client to review.

Seller Comment (2022-02-24): (REDACTED)'s X (REDACTED)lculation is i(REDACTED)orrect.  The Property (REDACTED) price was XXXX,XXX plus ground rent redemption fees of XX,XXX.XX (per the HUD) plus interest of XX,XXX (XXX days @ XXX.XX)  Total cost of XXXX,XXX.XX.   Revised X of XX.X.   DSCR is X.XX; (REDACTED) (REDACTED) of XX.X months (exclusive of X proceeds); (REDACTED) (REDACTED) of XXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731586	(Redacted)			24520292			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	Borrower's Experience/Track Record	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) is dated after Note date. X.XX (REDACTED), X.X months of (REDACTED), XXX (REDACTED), (REDACTED) (REDACTED). client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731586	(Redacted)			24520426			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	(REDACTED) date XX/XX/XXXX is more than XX days prior to the Note date or notary date XX/XX/XXXX. (REDACTED) documentation provided is expired. Lender to provide verification of (REDACTED) less than XX days prior to the Note date or Notary date.	Borrower's Experience/Track Record	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) is dated after Note date. X.XX (REDACTED), X.X months of (REDACTED), XXX (REDACTED), (REDACTED) (REDACTED). client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-04-04): X.XX DSCR, X.X months of (REDACTED), XXX (REDACTED), (REDACTED)d X. client elects to downgrade and waive. Seller Comment (2022-03-31): The (REDACTED) report was XX days old at time of (REDACTED) closing. The subject (REDACTED) was a XX.XX% X Rate and Term refina(REDACTED)e. The borrower's (REDACTED) (REDACTED) of XXX was XX points above the guideline requirement X.XX DSCR - an exception is reasonable as you dont believe that X days would change the (REDACTED) based on these features.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731586	(Redacted)			24520463			Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	-	Both Borrowing (REDACTED) and (REDACTED)'s (REDACTED) Reports are missing but required as per guidelines.	Borrower's Experience/Track Record	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) is dated after Note date. X.XX (REDACTED), X.X months of (REDACTED), XXX (REDACTED), (REDACTED) (REDACTED). client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): (REDACTED)ssing for borrowing X only.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731588	(Redacted)			24521282			Credit	Fix and Flip	General	Fix and Flip	Missing Document: Spousal Consent not provided.	-					Reviewer Comment (2022-02-24): Per client - Per (REDACTED)s fee(REDACTED)ck. (REDACTED) is on joint X to show (REDACTED)'s liquidity, nothing related to the (REDACTED).	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731588	(Redacted)			24537873			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED)X.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is XXX vs XXX. (REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XXX months vs X.	Aggregator,Originator,Owner Aggregator,Owner	Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731588	(Redacted)			24555259			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guides, Month-to-month (REDACTED) are permitted with proof of rent collection for at (REDACTED) X consecutive months. X months not provided.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is XXX vs XXX. (REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XXX months vs X.	Aggregator,Originator,Owner Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using The Borrowing X is an (REDACTED)d property (REDACTED) with at least X other properties (REDACTED)aged per the track record report. (REDACTED) (REDACTED) is XXX and there are (REDACTED) (REDACTED) of XXX months exclusive of (REDACTED) proceeds.

Reviewer Comment (2022-03-04): Per client comment - The Borrowing X is an (REDACTED)d property (REDACTED) with at least X other properties (REDACTED)aged per the track record report. (REDACTED) (REDACTED) is XXX and there are (REDACTED) (REDACTED) of XXX months exclusive of (REDACTED) proceeds.

Seller Comment (2022-03-03): Please consider an exception on this (REDACTED).  The (REDACTED) is a Rate and Term refina(REDACTED)e of a property owned si(REDACTED)e at least XXXX.     The Borrowing X is an (REDACTED)d property (REDACTED) with at least X other properties (REDACTED)aged per the track record report.   The subject property is leased on a month-to-month basis pursuant to a lease dated June XXXX.  The appraisal confirms that the property is (REDACTED) (REDACTED).  The X (REDACTED) statements provided show regular deposits to the X but the deposits are not specifi(REDACTED)lly identified as (REDACTED) (REDACTED) nor are they tied to specific properties.  There is no indi(REDACTED)tion that the property is not (REDACTED) (REDACTED).  DSCR is X.XX; (REDACTED) (REDACTED) is XXX and there are (REDACTED) (REDACTED) of XXX months exclusive of (REDACTED) proceeds.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731588	(Redacted)			24555328			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "all". Provide a detailed search for the (REDACTED) and (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is XXX vs XXX.	Aggregator,Originator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): (REDACTED)ssing for borrowing X only.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731588	(Redacted)			24555337			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of (REDACTED) does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) (REDACTED).	Per guides, Month-to-month (REDACTED) are permitted with proof of rent collection for at (REDACTED) X consecutive months and a X.XXx (REDACTED) in (REDACTED) and a X% reduction in (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is XXX vs XXX. (REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XXX months vs X.	Aggregator,Originator,Owner Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using The Borrowing X is an (REDACTED)d property (REDACTED) with at least X other properties (REDACTED)aged per the track record report. (REDACTED) (REDACTED) is XXX and there are (REDACTED) (REDACTED) of XXX months exclusive of (REDACTED) proceeds.

Reviewer Comment (2022-03-04): Per client comment - The Borrowing X is an (REDACTED)d property (REDACTED) with at least X other properties (REDACTED)aged per the track record report. (REDACTED) (REDACTED) is XXX and there are (REDACTED) (REDACTED) of XXX months exclusive of (REDACTED) proceeds.

Seller Comment (2022-03-03): Please consider an exception on this (REDACTED).  The (REDACTED) is a Rate and Term refina(REDACTED)e of a property owned si(REDACTED)e at least XXXX.     The Borrowing X is an (REDACTED)d property (REDACTED) with at least X other properties (REDACTED)aged per the track record report.   The existing lease is dated June XXXX.  The DSCR of X.XX used by (REDACTED) is based on the initial monthly rent as of XXXX;  the appraiser reports that the current rent is XX.XXX which would i(REDACTED)rease the DSCR to X.XX.   (Mar(REDACTED)t rent is XX,XXX).  The risk is adequately offset by the (REDACTED) (REDACTED) of XXX and (REDACTED) (REDACTED) of XXX months exclusive of (REDACTED) proceeds.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731589	(Redacted)			24504892			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Both Borrowing (REDACTED) and (REDACTED)'s (REDACTED) Reports are missing but required as per guidelines.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): (REDACTED)ssing for borrowing X only.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731589	(Redacted)			24504937			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731590	(Redacted)			24526211			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Originator,Owner Aggregator,Owner	Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731590	(Redacted)			24526218			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) provided doesn't specify (REDACTED) and Borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Originator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): (REDACTED)ssing for borrowing X only.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731590	(Redacted)			24526552			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided		No evidence of (REDACTED)l Consent in the file but required as per guidelines.				Reviewer Comment (2022-02-24): Per client - Per (REDACTED)s fee(REDACTED)ck. (REDACTED) is on joint X to show (REDACTED)'s liquidity, nothing related to the (REDACTED).	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731591	(Redacted)			24530035			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Fully executed (REDACTED) was not provided	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X. Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731591	(Redacted)			24555412			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "all". Provide detailed search for the (REDACTED) and (REDACTED).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Originator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): Received on (REDACTED), (REDACTED)ssing for borrowing X only.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731592	(Redacted)			24505013			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) Report with searches on Actual Names listed on Application and Note. Required per guideline	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Over XXX months (REDACTED) vs X.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731592	(Redacted)			24505043			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED)X for Borrowing (REDACTED). Required per guideline	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has owned the subject property for at least 5 years.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Over XXX months (REDACTED) vs X.	Aggregator,Owner Aggregator,Owner Owner	Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731592	(Redacted)			24555433			Credit	Credit	Credit Documentation	Credit	Background check is missing.		Missing for (REDACTED).				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check for (REDACTED) is attached	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731592	(Redacted)			24752565			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per the application. No prior HUD in file to confirm full cost basis.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has owned the subject property for at least 5 years.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Over XXX months (REDACTED) vs X.	Aggregator,Owner Aggregator,Owner Owner	Reviewer Comment (2022-03-02): Client waives Reviewer Comment (2022-03-01): Per seller comment - DSCR is X.XX. Borrower has XXX.X months in (REDACTED). (REDACTED) (REDACTED) is XXX, X is XX.X. Seller Comment (2022-02-24): (REDACTED) fails to i(REDACTED)lude the fees to retire the leasehold interest documented on the Hud-X equal to XX,XXX. Revised X is X,XX. The property has been owned si(REDACTED)e XX/X/XXXX, the appraisal shows updates but does not confirm the dates. DSCR is X.XX. Borrower has XXX.X months in (REDACTED). (REDACTED) (REDACTED) is XXX.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731593	(Redacted)			24493502			Credit	Credit	Credit Eligibility	Credit	Borrower has	- (REDACTED) open (REDACTED)s which is less than the minimum required by guidelines.	(REDACTED) has only (REDACTED) open and active (REDACTED) with X and XX months reporting. Guidelines require X open (REDACTED) with XX months reported and at (REDACTED) one active (REDACTED) with XX months reporting.	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX. The file contains (REDACTED) in the amount of XXX,XXX.XX divided by XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX. (REDACTED) (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-03-16): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX. The file contains assets in the amount of XXX,XXX.XX divided by XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX. (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-15): The exception presented by the Lender is to allow the (REDACTED) as su(REDACTED)tted for the transaction. Guidelines require a (REDACTED)nimum of X (REDACTED) lines; (REDACTED)nimum X active (REDACTED) lines; at least X trade line with XX+ month rating and Xlines must be rated for XX months and (REDACTED) be open or closed. The (REDACTED) has three (X) Xs currently on the (REDACTED) report. There is a (REDACTED) (REDACTED) with X months history, a (REDACTED) (REDACTED)rd with XX months history and a closed (REDACTED) (REDACTED)rd - Closed X with XX months. Consideration of an exception to allow the (REDACTED) as su(REDACTED)tted is based on the overall merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX. The file contains assets in the amount of XXX,XXX.XX divided by XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX

Reviewer Comment (2022-02-23): Per seller comment, reviewing.

Seller Comment (2022-02-22): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731593	(Redacted)			24526889			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) in file (REDACTED) the search to be "All". missing detailed search for the (REDACTED) and (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX. The file contains (REDACTED) in the amount of XXX,XXX.XX divided by XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX. (REDACTED) (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731593	(Redacted)			24526890			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) form for the (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-10): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731593	(Redacted)			24752629			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	Added X-XX-XX - For (REDACTED)(REDACTED) with a (REDACTED) range of XXX-XXX, max (REDACTED) is XX%.	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX. The file contains (REDACTED) in the amount of XXX,XXX.XX divided by XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX. (REDACTED) (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-03-16): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX. The file contains assets in the amount of XXX,XXX.XX divided by XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX. (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-15): The exception presented by the Lender is to allow the X of XX% when guideline m(REDACTED)imum is XX%. Consideration of an exception to allow the (REDACTED) as su(REDACTED)tted is based on the overall merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX. The file contains assets in the amount of XXX,XXX.XX divided by XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX.

Reviewer Comment (2022-02-23): Per seller comment, reviewing.

Seller Comment (2022-02-22): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731593	(Redacted)			24752630			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXX,XXX = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price + cost of improvements. No prior HUD in file top confirm full cost basis.	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX. The file contains (REDACTED) in the amount of XXX,XXX.XX divided by XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX. (REDACTED) (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-03-16): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX. The file contains assets in the amount of XXX,XXX.XX divided by XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX. (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-15): The exception presented by the Lender is to allow the X as su(REDACTED)tted for the (REDACTED) transaction. The X as (REDACTED)lculated by (REDACTED) is X.XXXXX which exceeds the guideline (REDACTED) to cost of .XX. The subject property was acquired XX/XX/XXXX and although the file did not contain a(REDACTED) documentation of improvements, the appraisal reflected the subject dwelling is in (REDACTED)rage overall condition with (REDACTED)chen and bathroom updates within the last eleven to fifteen years. Consideration of an exception appears reasonable based on the overall merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX. The file contains assets in the amount of XXX,XXX.XX divided by XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX.

Reviewer Comment (2022-02-23): Per seller comment, reviewing.

Seller Comment (2022-02-22): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731594	(Redacted)			24496501			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by XXX,XXX. Provide verification of policy with sufficient coverage OR provide copy of insurer's (REDACTED) estimate supporting current coverage amount.				Reviewer Comment (2022-01-28): Received HOI policy, property coverage is XXXX,XXX and (REDACTED) amount is XXXX,XXX. Exception cleared. Seller Comment (2022-01-27): The (REDACTED) amount is XXXX,XXX and the face amount of the policy is XXXX,XXX. Insura(REDACTED)e equal to the amount of the X is sufficient. (FYI, the XXX,XXX is the amount of rent loss coverage)	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731594	(Redacted)			24526918			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) form for the (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is XXX vs XXX. (REDACTED) is XXX vs the max of XXX. (REDACTED) (REDACTED) form is (REDACTED) (REDACTED) in lieu of the (REDACTED). Client approves the down grade. (REDACTED) is X.XX vs X.XX. Over XX months (REDACTED) vs X.	Aggregator,Owner Aggregator,Owner Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-01-18): (REDACTED) (REDACTED) form is (REDACTED) used in lieu of the WX. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731594	(Redacted)			24526930			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "All". Provide detailed search for the (REDACTED) and (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is XXX vs XXX.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731594	(Redacted)			24526936			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per the application. No prior HUD in file to confirm full cost basis.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has owned the subject property for at least 5 years.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is XXX vs XXX. (REDACTED) is XXX vs the max of XXX. (REDACTED) (REDACTED) form is (REDACTED) (REDACTED) in lieu of the (REDACTED). Client approves the down grade. (REDACTED) is X.XX vs X.XX. Over XX months (REDACTED) vs X.	Aggregator,Owner Aggregator,Owner Aggregator,Owner Aggregator,Owner Owner
Reviewer Comment (2022-03-01): Client elects to waive using (REDACTED)(REDACTED) factors.

Reviewer Comment (2022-03-01): Per client comments - (REDACTED) (REDACTED) is XXX, DSCR is X.XX and the borrower has XX.X months in (REDACTED), XX X.

Seller Comment (2022-02-24): Borrower has owned the property si(REDACTED)e at least XXXX based on the date of the existing X to be paid. (XXX,XXX initial bala(REDACTED)e),. The appraiser notes numerous improvements made in the past "(REDACTED) to ten" years which coi(REDACTED)ides with the current (REDACTED)ship.    (REDACTED) (REDACTED) is XXX, DSCR is X.XX and the borrower has XX.X months in (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731595	(Redacted)			24520933			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide fully executed Form (REDACTED)X for the (REDACTED) (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Over XXX months in (REDACTED) vs X.	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731595	(Redacted)			24520942			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide clear (REDACTED)'s for the (REDACTED) (REDACTED) & the (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Over XXX months in (REDACTED) vs X.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731595	(Redacted)			24752822			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXX,XXX = XXX%. Lona amount / (REDACTED)(REDACTED) price per the application and title. No prior HUD in file to confirm full cost basis.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Over XXX months in (REDACTED) vs X.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Client waives

Reviewer Comment (2022-03-01): per client comment - The (REDACTED) (REDACTED) is XXX, DSCR is X.XX and there are XXX months in (REDACTED) (REDACTED) exclusive of the (REDACTED) proceeds. X is XX

Seller Comment (2022-02-25): An exception to the X guideline is requested.   Borrower has owned the property si(REDACTED)e X/XX/XXXX.   (REDACTED)'s (REDACTED)lculation of the X fails to i(REDACTED)lude the costs for ground rent redemption documented on the HUD-X plus interest and fees paid on the existing X equal to at lease XX,XXX.XX per the per diem figure on the payoff statement.  Revised X no higher than X.XX.   The (REDACTED) (REDACTED) is XXX, DSCR is X.XX and there are XXX months in (REDACTED) (REDACTED) exclusive of the (REDACTED) proceeds.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731596	(Redacted)			24535569			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) Form for the (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. XX.XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED). Client approves the downgrade and waive..	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade. Seller Comment (2022-01-24): (REDACTED) has conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731596	(Redacted)			24536292			Credit	Title	Document Error	Title	There is no dollar amount noted on the title policy.		Title Commitment doesn't show Title Policy Amount.				Reviewer Comment (2022-03-11): Received and associated Title Final with title policy XXXX,XXX. Exception Cleared. Seller Comment (2022-03-09): Title Policy with dollar amount of coverage uploaded. Reviewer Comment (2022-01-25): Title to confirm the (REDACTED) amount on the HUD matches. Seller Comment (2022-01-24): This is a (REDACTED) title report and does not typi(REDACTED)lly (REDACTED) a (REDACTED) amount listed. I (REDACTED) uploaded the settlement statement to support the amount on the (REDACTED) transaction. Please clear the exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731596	(Redacted)			24752921			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	Added X-XX-XX -(REDACTED)(REDACTED) with a (REDACTED) range of XXX-XXX, max (REDACTED) is XX%.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. XX.XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED). Client approves the downgrade and waive..	Aggregator,Owner	Reviewer Comment (2022-03-10): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. XX.XX months' (REDACTED) (REDACTED). (REDACTED)d X. Client approves the downgrade and waive.. Seller Comment (2022-03-09): X% X exception recommended to (REDACTED). XX% X refina(REDACTED)e. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. XX.XX months' (REDACTED) (REDACTED). Seller Comment (2022-03-01): reviewed			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731596	(Redacted)			24752923			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXXX,XXX = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per the appraisal. The prior HUD in file to confirm full cost basis.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. XX.XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED). Client approves the downgrade and waive..	Aggregator,Owner	Reviewer Comment (2022-03-10): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. XX.XX months' (REDACTED) (REDACTED). (REDACTED)d X. Client approves the downgrade and waive. Seller Comment (2022-03-01): reviewed			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731597	(Redacted)			24518149			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide clear (REDACTED)'s for the (REDACTED) (REDACTED) & the (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Originator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731597	(Redacted)			24518177			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed Form (REDACTED)X for the (REDACTED) (REDACTED)	Borrower's Experience/Track Record	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-03-02): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive. Seller Comment (2022-03-02): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item (REDACTED) for (REDACTED) (REDACTED) is attached.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731597	(Redacted)			24537313			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided						Reviewer Comment (2022-02-24): Per client - Per (REDACTED)s fee(REDACTED)ck. (REDACTED) is on joint X to show (REDACTED)'s liquidity, nothing related to the (REDACTED).	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731597	(Redacted)			24537673			Credit	Credit	Credit Documentation	Credit	Background check is missing.	-	Lender to provide a background check/fraud report for (REDACTED)				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check for (REDACTED) attached.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731597	(Redacted)			24537681			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.						Reviewer Comment (2022-03-02): XX/XX/XXXX Based on updated gu(REDACTED)(REDACTED)e. (REDACTED)n now use X for (REDACTED) if other assets in file. Other assets confirmed. Meets requirements. Seller Comment (2022-03-02): In addition to the funds documented in the Borrowing X (REDACTED) X, the proceeds from this refina(REDACTED)e are XXX,XXX.XX equal to an additional XX.XX months of (REDACTED) (REDACTED). Please clear this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731597	(Redacted)			24801965			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED) and cost of (REDACTED) - used XXX,XXX for (REDACTED)(REDACTED) price from application and no (REDACTED) listed on application - (REDACTED) XXX.XX%	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is XXX vs XXX. (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is X.XX vs X.XX. Over XX months vs X.	Aggregator,Owner Aggregator,Originator,Owner Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using (REDACTED) (REDACTED) is XXX.  DSCR is X.XX and borrower has XX.XX months in (REDACTED) (REDACTED).

Reviewer Comment (2022-03-04): Per client comment - (REDACTED) (REDACTED) is XXX.  DSCR is X.XX and borrower has XX.XX months in (REDACTED) (REDACTED).

Reviewer Comment (2022-03-02): XX/XX/XXXX Client to review and approve.

Seller Comment (2022-03-02): Please consider an exception on this (REDACTED).  The property was (REDACTED) in XXXX for XXX,XXX per the (REDACTED) appli(REDACTED)tion.  The appraisal lists numerous recent improvement both interior and exterior but the exact costs are unknown.  The (REDACTED) X (REDACTED)lculation fails to i(REDACTED)lude XX months of interest paid on the X (REDACTED) refina(REDACTED)ed (at least  XX,XXX.XX).  Total costs are at least XXX,XXX.XX.  Revised X is X.XX.  (REDACTED) (REDACTED) is XXX.  DSCR is X.XX and borrower has XX.XX months in (REDACTED) (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731598	(Redacted)			24490495			Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		(REDACTED) Cert (REDACTED)s both unit addresses
Reviewer Comment (2022-03-08): Received Flood Certifi(REDACTED)te with Correct Ad(REDACTED)ess Exception Cleared.

Seller Comment (2022-03-04): please find the updated flood cert for your review. Thank you.

Reviewer Comment (2022-03-02): XX/XX/XXXX While it is common for the appraisal to (REDACTED) the mailing ad(REDACTED)ess which (REDACTED)n vary slightly from the title/note ad(REDACTED)ess (in this (REDACTED)se the addition of XXX) - the ad(REDACTED)ess on the flood cert of XXX-XXX ma(REDACTED)s it difficult to deter(REDACTED)ne what the true correct ad(REDACTED)ess is. The t(REDACTED) cert does refere(REDACTED)e XXX - so clearing the appraisal exception for XXX-XXX; however, need flood cert to match either XXX-XXX or simply the XXX note ad(REDACTED)ess.

Seller Comment (2022-03-02): The primary property ad(REDACTED)ess is XXX (REDACTED) (REDACTED). The appraisal confirms that the property is not in a (REDACTED).  The flood cert shows XXX-XXX (REDACTED) (REDACTED) but confirms that XXX (REDACTED) (REDACTED) is not in a (REDACTED).  This is a cl(REDACTED)al error and does not impact on the risk to the property.  We (REDACTED) requested a corrected flood cert from the lender.     Please also see the flood map contained as page XX of the (REDACTED) file that shows that the entire block is outside of a(REDACTED) (REDACTED).
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731598	(Redacted)			24490500			Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	-	Appraisal (REDACTED)s house numbers of both units
Reviewer Comment (2022-03-02): XX/XX/XXXX While it is common for the appraisal to (REDACTED) the mailing ad(REDACTED)ess which (REDACTED)n vary slightly from the title/note ad(REDACTED)ess (in this (REDACTED)se the addition of XXX) - the ad(REDACTED)ess on the flood cert of XXX-XXX ma(REDACTED)s it difficult to deter(REDACTED)ne what the true correct ad(REDACTED)ess is. The t(REDACTED) cert does refere(REDACTED)e XXX - so clearing the appraisal exception for XXX-XXX.

Seller Comment (2022-03-02): There is no exception.  This property is a single building containing (REDACTED) units.  The appraisal is based on the (REDACTED) Description of the property - Block X Lot XXX.   The full metes and bounds (REDACTED) description used on the (REDACTED) documents and in the title work i(REDACTED)ludes the language "(REDACTED) commonly known as XXX (REDACTED) (REDACTED), (REDACTED), NJ XXXXX a/k/a T(REDACTED) Lot X, T(REDACTED) Block XXX in the City of (REDACTED), County of (REDACTED), State of (REDACTED)."  There is no question that all of the appraisal is for the correct property.  The appraiser's choice to i(REDACTED)lude the mailing ad(REDACTED)ess for the second unit is not material.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731598	(Redacted)			24490506			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.						Reviewer Comment (2022-01-28): PDI provided and no damage Buyer Comment (2022-01-27): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731598	(Redacted)			24517324			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED)	Borrower has owned the subject property for at least 5 years.	(REDACTED) (REDACTED) is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-18): (REDACTED) (REDACTED) is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731598	(Redacted)			24517348			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) doesn't specify (REDACTED) and (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner,Originator	Reviewer Comment (2022-02-16): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731598	(Redacted)			24517918			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		(REDACTED) provided are (REDACTED) (REDACTED) #XXXX. X month reserve required.
Reviewer Comment (2022-03-02): XX/XX/XXXX The X months (REDACTED) extra was due to (REDACTED) with X% of m(REDACTED) X per guidelines. Based on updated gu(REDACTED)(REDACTED)e. (REDACTED)n now use X for (REDACTED) if other assets in file. Other assets confirmed. Meets requirements.

Seller Comment (2022-03-02): The (REDACTED) has owned and (REDACTED)aged the subject property si(REDACTED)e XXXX per the track record report provided. as such, she qualifies as an (REDACTED)d property (REDACTED),  The standard X months of (REDACTED) would apply. There are X.XX months of (REDACTED) (REDACTED) in the (REDACTED) (REDACTED) X plus an additional XX.X months from the proceeds of this refina(REDACTED)e.  Total available (REDACTED) are XX.XX months, well in excess of the X month requirement.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731598	(Redacted)			24752997			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per the application. No prior HUD in file to confirm full cost basis.	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is X.XX vs X.XX. Over XX months vs X.	Aggregator,Owner,Originator Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using Borrower has a (REDACTED) (REDACTED) of XXX,  DSCR is X,XX.  Total (REDACTED) (REDACTED) of XX.XX months.

Reviewer Comment (2022-03-04): Per client comment - Borrower has a (REDACTED) (REDACTED) of XXX,  DSCR is X,XX.  Total (REDACTED) (REDACTED) of XX.XX months.

Reviewer Comment (2022-03-02): XX/XX/XXXX Client to review and approve.

Seller Comment (2022-03-02): Please consider an exception on this (REDACTED).  The (REDACTED) X fails to i(REDACTED)lude the XX months of interest paid on the (REDACTED) money X (REDACTED) refina(REDACTED)ed.  Ori(REDACTED)l (REDACTED) price of XXXX,XXX plus XXX,XXX.XX is a total of XXXX,XXX.XX for a revised X of X.XX.    Borrower has a (REDACTED) (REDACTED) of XXX,  DSCR is X,XX.  Total (REDACTED) (REDACTED) of XX.XX months.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731599	(Redacted)			24495374			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	Credit repor date is XX/XX/XXXX and the XX day (REDACTED) date XX/XX/XXXX but the note date isXX/XX/XXXX.	The qualifying DSCR on the loan is greater than the guideline minimum.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) (REDACTED) including XX (REDACTED) of which X are (REDACTED), X are (REDACTED) (REDACTED) (REDACTED), X are (REDACTED), and X are (REDACTED) (REDACTED). The (REDACTED) (REDACTED) reflected XX successful (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX (REDACTED) units with XX years of (REDACTED).  The file contains (REDACTED) for (REDACTED) in the amount of XXX,XXX.XX divided by XX,XXX.XX resulting in X.XX months of (REDACTED) (REDACTED) when X months are required. The transaction is a (REDACTED) out (REDACTED) resulted in the (REDACTED) receiving XXX,XXX.XX that if considered would result in an additional XX.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Client Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-03-16): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) report i(REDACTED)luding XX Xs of which X are X, X are (REDACTED) (REDACTED) Xs, X are edu(REDACTED)tion, and X are X Xs. The (REDACTED) report reflected XX successful X related payments, all paid as agreed. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX plus units with XX years of (REDACTED).  The file contains assets for (REDACTED) in the amount of XXX,XXX.XX divided by XX,XXX.XX resulting in X.XX months of (REDACTED) (REDACTED) when X months are required. The transaction is a X refina(REDACTED)e resulted in the (REDACTED) receiving XXX,XXX.XX that if considered would result in an additional XX.XX months (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. Client Client elects to downgrade and waive.

Seller Comment (2022-03-15): The exception presented by the Lender is to allow the (REDACTED) report as presented at su(REDACTED)ssion. The (REDACTED) report is dated XX/XX/XXXX and the note date is XX/XX/XXXX. Using Time and Date, (REDACTED)lendar to (REDACTED)lendar (REDACTED)lculator, the differe(REDACTED)e is XXX days. Consideration of an exception appears reasonable based on the overall merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) report i(REDACTED)luding XX Xs of which X are X, X are (REDACTED) (REDACTED) Xs, X are edu(REDACTED)tion, and X are X Xs. The (REDACTED) report reflected XX successful X related payments, all paid as agreed. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX plus units with XX years of (REDACTED).  The file contains assets for (REDACTED) in the amount of XXX,XXX.XX divided by XX,XXX.XX resulting in X.XX months of (REDACTED) (REDACTED) when X months are required. The transaction is a X refina(REDACTED)e resulted in the (REDACTED) receiving XXX,XXX.XX that if considered would result in an additional XX.XX months (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731599	(Redacted)			24495854			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED) for borrowing (REDACTED).	Borrower's Experience/Track Record	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Owner,Aggregator	Reviewer Comment (2022-01-19): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731599	(Redacted)			24530431			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "all". Provide a detailed search for the (REDACTED) and (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) (REDACTED) including XX (REDACTED) of which X are (REDACTED), X are (REDACTED) (REDACTED) (REDACTED), X are (REDACTED), and X are (REDACTED) (REDACTED). The (REDACTED) (REDACTED) reflected XX successful (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX (REDACTED) units with XX years of (REDACTED).  The file contains (REDACTED) for (REDACTED) in the amount of XXX,XXX.XX divided by XX,XXX.XX resulting in X.XX months of (REDACTED) (REDACTED) when X months are required. The transaction is a (REDACTED) out (REDACTED) resulted in the (REDACTED) receiving XXX,XXX.XX that if considered would result in an additional XX.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Client Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) uploaded. Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731599	(Redacted)			24530480			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Per guides, Add an additional (REDACTED) months (REDACTED) form the initial X months for any (REDACTED) within X% of the published maximum (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) (REDACTED) including XX (REDACTED) of which X are (REDACTED), X are (REDACTED) (REDACTED) (REDACTED), X are (REDACTED), and X are (REDACTED) (REDACTED). The (REDACTED) (REDACTED) reflected XX successful (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX (REDACTED) units with XX years of (REDACTED).  The file contains (REDACTED) for (REDACTED) in the amount of XXX,XXX.XX divided by XX,XXX.XX resulting in X.XX months of (REDACTED) (REDACTED) when X months are required. The transaction is a (REDACTED) out (REDACTED) resulted in the (REDACTED) receiving XXX,XXX.XX that if considered would result in an additional XX.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Client Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-03-16): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) report i(REDACTED)luding XX Xs of which X are X, X are (REDACTED) (REDACTED) Xs, X are edu(REDACTED)tion, and X are X Xs. The (REDACTED) report reflected XX successful X related payments, all paid as agreed. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX plus units with XX years of (REDACTED).  The file contains assets for (REDACTED) in the amount of XXX,XXX.XX divided by XX,XXX.XX resulting in X.XX months of (REDACTED) (REDACTED) when X months are required. The transaction is a X refina(REDACTED)e resulted in the (REDACTED) receiving XXX,XXX.XX that if considered would result in an additional XX.XX months (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. Client Client elects to downgrade and waive.

Seller Comment (2022-03-15): The exception presented by the Lender is to allow the assets as su(REDACTED)tted for the (REDACTED) transaction. The subject transaction is a X refina(REDACTED)e of an (REDACTED) property. The closing resulted in the (REDACTED) receiving XXX,XXX.XX in (REDACTED) closing. The asset documentation provided in the (REDACTED) file were statements from (REDACTED) Xs. One X was an X other than our borrowing X and the statement reflected a bala(REDACTED)e in the amount of XXXX,XXX.XX. The X (REDACTED) is the (REDACTED) (REDACTED). However, there is no documentation in the (REDACTED) file that ties the (REDACTED) and borrowing X to this X. Then, there is a statement from (REDACTED) (REDACTED) showing data from XX/XX/XXXX to XX/XX/XXXX that appears to be a new X. The (REDACTED) (REDACTED) X bala(REDACTED)e is XXX,XXX.XX. Even if none of the aforementioned assets were considered, the XXX,XXX.XX received at closing would result in XX.XX months (REDACTED)S (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) months (REDACTED) of X.XX is less than Guideline (REDACTED) months (REDACTED) of X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731599	(Redacted)			24788480			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Per guides, X months (REDACTED) within XX days of closing. (REDACTED) (REDACTED) appears to be a new (REDACTED) opened on X-X-XX.	The qualifying DSCR on the loan is greater than the guideline minimum.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) (REDACTED) including XX (REDACTED) of which X are (REDACTED), X are (REDACTED) (REDACTED) (REDACTED), X are (REDACTED), and X are (REDACTED) (REDACTED). The (REDACTED) (REDACTED) reflected XX successful (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX (REDACTED) units with XX years of (REDACTED).  The file contains (REDACTED) for (REDACTED) in the amount of XXX,XXX.XX divided by XX,XXX.XX resulting in X.XX months of (REDACTED) (REDACTED) when X months are required. The transaction is a (REDACTED) out (REDACTED) resulted in the (REDACTED) receiving XXX,XXX.XX that if considered would result in an additional XX.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Client Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-03-16): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) report i(REDACTED)luding XX Xs of which X are X, X are (REDACTED) (REDACTED) Xs, X are edu(REDACTED)tion, and X are X Xs. The (REDACTED) report reflected XX successful X related payments, all paid as agreed. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX plus units with XX years of (REDACTED).  The file contains assets for (REDACTED) in the amount of XXX,XXX.XX divided by XX,XXX.XX resulting in X.XX months of (REDACTED) (REDACTED) when X months are required. The transaction is a X refina(REDACTED)e resulted in the (REDACTED) receiving XXX,XXX.XX that if considered would result in an additional XX.XX months (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. Client Client elects to downgrade and waive.

Seller Comment (2022-03-15): The exception presented by the Lender is to allow the assets as su(REDACTED)tted for the (REDACTED) transaction. The subject transaction is a X refina(REDACTED)e of an (REDACTED) property. The closing resulted in the (REDACTED) receiving XXX,XXX.XX in (REDACTED) closing. The asset documentation provided in the (REDACTED) file were statements from (REDACTED) Xs. One X was an X other than our borrowing X and the statement reflected a bala(REDACTED)e in the amount of XXXX,XXX.XX. The X (REDACTED) is the (REDACTED) (REDACTED). However, there is no documentation in the (REDACTED) file that ties the (REDACTED) and borrowing X to this X. Then, there is a statement from (REDACTED) (REDACTED) showing data from XX/XX/XXXX to XX/XX/XXXX that appears to be a new X. The (REDACTED) (REDACTED) X bala(REDACTED)e is XXX,XXX.XX. Even if none of the aforementioned assets were considered, the XXX,XXX.XX received at closing would result in XX.XX months (REDACTED)S (REDACTED) post-closing.  The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX plus units with XX years of (REDACTED).  The file contains assets for (REDACTED) in the amount of XXX,XXX.XX divided by XX,XXX.XX resulting in X.XX months of (REDACTED) (REDACTED) when X months are required. Even if none of the assets provided are used for (REDACTED), the transaction is a X refina(REDACTED)e that resulted in the (REDACTED) receiving XXX,XXX.XX, that if considered would result in an additional XX.XX months (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731600	(Redacted)			24495581			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide clear (REDACTED)'s for the (REDACTED) (REDACTED) and the (REDACTED)	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is X.XX vs X.XX. If it's simply (REDACTED) based comp factors: (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED).	Owner,Originator	Reviewer Comment (2022-02-16): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731600	(Redacted)			24495595			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed Form (REDACTED)X for the (REDACTED) (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months vs X. (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-01-19): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731600	(Redacted)			24530815			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For (REDACTED)(REDACTED) with a (REDACTED) range of XXX-XXX, max (REDACTED) is XX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months vs X. (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is X.XX vs X.XX. If it's simply (REDACTED) based comp factors: (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED).	Aggregator,Owner Owner,Originator
Reviewer Comment (2022-03-04): Client elects to waive using DSCR on the (REDACTED) is X.XX and there are XX.X months of (REDACTED) (REDACTED) exclusive of the X proceeds.

Reviewer Comment (2022-03-04): Per client comment - DSCR on the (REDACTED) is X.XX and there are XX.X months of (REDACTED) (REDACTED) exclusive of the X proceeds.

Reviewer Comment (2022-03-02): XX/XX/XXXX Client to review and approve.

Seller Comment (2022-03-02): An (REDACTED) (REDACTED) exception is requested.  The (REDACTED)'s (REDACTED) of XXX is X points below the guideline recommendation of XXX.  The (REDACTED) has established (REDACTED) si(REDACTED)e XXXX which i(REDACTED)ludes X prior Xs paid as agreed.  All Xs (REDACTED) been paid as agreed.   DSCR on the (REDACTED) is X.XX and there are XX.X months of (REDACTED) (REDACTED) exclusive of the X proceeds.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731600	(Redacted)			24753141			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per the application. No prior HUD in file to confirm full cost basis.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months vs X. (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is X.XX vs X.XX. If it's simply (REDACTED) based comp factors: (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED).	Aggregator,Owner Owner,Originator
Reviewer Comment (2022-03-04): Client elects to waive using DSCR on the (REDACTED) is X.XX and there are XX.X months of (REDACTED) (REDACTED) exclusive of the X proceeds.

Reviewer Comment (2022-03-04): Per client comment - DSCR on the (REDACTED) is X.XX and there are XX.X months of (REDACTED) (REDACTED) exclusive of the X proceeds.

Reviewer Comment (2022-03-02): XX/XX/XXXX Client to review and approve.

Seller Comment (2022-03-02): Please consider an exception on this (REDACTED).  The (REDACTED) X (REDACTED)lculation on this (REDACTED) is in(REDACTED)lete as it fails to i(REDACTED)lude X months of interest paid on the (REDACTED) to be refina(REDACTED)ed (XX,XXX.XX).   Ori(REDACTED)l acquisition price of XXXX,XXX per the appli(REDACTED)tion plus the interest is XXXX,XXX.XX; revised  X is X.XX.   DSCR is X.XX and there are XX.X months of (REDACTED) (REDACTED) exclusive of the X proceeds.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731600	(Redacted)			24753173			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.	The Final Title Policy Amount of (REDACTED) is less than the note amount of (REDACTED) based on the (REDACTED) in file.	(REDACTED) amount is XXXX,XXX, and the title amount is XXXXK.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months vs X. (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is X.XX vs X.XX. If it's simply (REDACTED) based comp factors: (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED).	Aggregator,Owner Owner,Originator
Reviewer Comment (2022-03-30): DSCR is X.XX, XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Reviewer Comment (2022-03-30): Updated (REDACTED) factors.- DSCR is X.XX, XX.XX months of (REDACTED), (REDACTED)d X

Reviewer Comment (2022-03-29): If it's simply (REDACTED) based (REDACTED) factors: DSCR of X.XX, XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waived.

Reviewer Comment (2022-03-21): Proposed reads XXXX,XXX.XX on X.A on (REDACTED).  Exception remains.

Seller Comment (2022-03-18): Title in the XXX,XXX (REDACTED) amount

Reviewer Comment (2022-03-02): XX/XX/XXXX Please provide supplement to show Title Co authorized title insura(REDACTED)e i(REDACTED)rease when (REDACTED) amount was i(REDACTED)reased, or Final Title. Exception remains.

Seller Comment (2022-03-02): The amount of the title insura(REDACTED)e (REDACTED) at closing will be reflected in the Final Title Policy.  Per the Closing Statement provided, the final coverage amount was XXXX,XXX and the final pr(REDACTED)um paid was XXXX.XX.  The title (REDACTED) was issued by (REDACTED).  The Lender Closing Instructions to "(REDACTED), as issuing agent for (REDACTED) Title Insura(REDACTED)e" section C.X confirm that final title insura(REDACTED)e in the amount of XXXX,XXX will be obtained.   Final Title Policy is a standard trailing document.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731601	(Redacted)			24517249			Compliance	Compliance	State Compliance	State Late Charge	Note Error: Note late charge percentage exceeds maximum per state		Note late charge of XX% exceeds state maximum of X%.				Reviewer Comment (2022-01-25): Not required on business purpose (REDACTED)s.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731601	(Redacted)			24517288			Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note Error: Note grace period days less than minimum per state		Note grace period of XX days exceeds state minimum of XX days.				Reviewer Comment (2022-01-25): Not required on business purpose (REDACTED)s.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731601	(Redacted)			24536909			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the execute (REDACTED) form for the (REDACTED).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-25): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731602	(Redacted)			24493118			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	(REDACTED) date X/XX/XX, Note date XX/XX/XX.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. XX.XX months of (REDACTED) and X.XX (REDACTED). (REDACTED) (REDACTED). Client elects to downgrade and waive. XX.XX months of (REDACTED) and X.XX (REDACTED). (REDACTED) (REDACTED).	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-03-21): XX.XX months of (REDACTED) and X.XX DSCR. (REDACTED)d X. Client elects to downgrade and waive. Reviewer Comment (2022-03-18): Client to review. Seller Comment (2022-03-18): The (REDACTED) report is XXX days old. The Borrower has a XXX (REDACTED) and t the (REDACTED) is supported by XX.XX months of (REDACTED) and X.XX DSCR. We do not believe that there could (REDACTED) been material fluctuation in XX days. An exception is reasonable.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731602	(Redacted)			24519209			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Form (REDACTED)X is missing from the file and is required by guidelines/lender.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	XX.XX months of (REDACTED) and X.XX (REDACTED). (REDACTED) (REDACTED). Client elects to downgrade and waive. (REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. XX.XX months of (REDACTED) and X.XX (REDACTED). (REDACTED) (REDACTED). Client elects to downgrade and waive. XX.XX months of (REDACTED) and X.XX (REDACTED). (REDACTED) (REDACTED).	Aggregator,Owner Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-01-19): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731602	(Redacted)			24519838			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXX,XXX.XX = XXX%. (REDACTED) amount / prior HUD costs and (REDACTED)(REDACTED) price.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. XX.XX months of (REDACTED) and X.XX (REDACTED). (REDACTED) (REDACTED). Client elects to downgrade and waive. XX.XX months of (REDACTED) and X.XX (REDACTED). (REDACTED) (REDACTED).	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-21): XX.XX months of (REDACTED) and X.XX DSCR. (REDACTED)d X. Client elects to downgrade and waive.

Reviewer Comment (2022-03-18): Client to review.

Seller Comment (2022-03-18): The (REDACTED) was ori(REDACTED)lly underwritten to (REDACTED)(REDACTED) guidelines that did not require the X test. The appraisal clearly indi(REDACTED)tes that the ENTIRE  interior of the subject has been renovated. While we do not (REDACTED) the invoices for these renovations it is clear there were signifi(REDACTED)nt costs to (REDACTED)lete the renovations. We believe an exception is reasonable base don a X.XX (REDACTED) and XX.XX months of documented (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731602	(Redacted)			24531262			Credit	Credit	Credit Eligibility	Credit	Borrower has	- (REDACTED) open (REDACTED)s which is less than the minimum required by guidelines.	per guides, X (REDACTED) and at (REDACTED) X with XX months and at (REDACTED) X (REDACTED) with XX months (REDACTED) open or closed. Only X (REDACTED) on credit.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	XX.XX months of (REDACTED) and X.XX (REDACTED). (REDACTED) (REDACTED). Client elects to downgrade and waive. (REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. XX.XX months of (REDACTED) and X.XX (REDACTED). (REDACTED) (REDACTED). Client elects to downgrade and waive. XX.XX months of (REDACTED) and X.XX (REDACTED). (REDACTED) (REDACTED).	Aggregator,Owner Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-04-04): XX.XX months of (REDACTED) and X.XX DSCR. (REDACTED)d X. Client elects to downgrade and waive. Seller Comment (2022-03-31): We feel an exception is reasonable based on the (REDACTED)(REDACTED) factors present in the (REDACTED) file. The property will be (REDACTED)aged by a (REDACTED) (REDACTED)a(REDACTED) with X years (REDACTED) and XX+ units under (REDACTED)agement, the DSCR is X.XX and there are XXX,XXX.XX in (REDACTED) which represents XX in (REDACTED) and do not i(REDACTED)lude XXX,XXX.XX in X proceeds.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731602	(Redacted)			24531304			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided		Drivers license or ID not provided.				Reviewer Comment (2022-03-08): Exception cleared. Seller Comment (2022-03-03): uploaded identifi(REDACTED)tion please clear exception	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731603	(Redacted)			24537749			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing a fully executed (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is XXX vs XXX.	Aggregator,Owner	Reviewer Comment (2022-02-10): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731603	(Redacted)			24753613			Credit	Credit	Credit Documentation	Credit	Background check is missing.		Added - X-XX-XX - Background check is not for the (REDACTED). Missing for the (REDACTED).				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): The background check for (REDACTED) is attached.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731603	(Redacted)			24753656			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing date of acquisition. XXXX,XXX / XXXX,XXX = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per application. Missing prior costs to properly calculate (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is XXX vs XXX. Over XXX vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Aggregator,Owner Owner,Aggregator	Reviewer Comment (2022-03-02): Client elects to waive using DSCR is X.XX, (REDACTED) is XXX, XXX.XX months of (REDACTED), XX X Reviewer Comment (2022-03-02): Per client comment - DSCR is X.XX, (REDACTED) is XXX, XXX.XX months of (REDACTED), XX X			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731604	(Redacted)			24516759			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing form (REDACTED)X for the borrowing (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED). (REDACTED) are XXX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which XXX are paid as agreed and X was listed as delinquent (XxXX) with the most recent (REDACTED) XX/XX.  Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX units and X years of (REDACTED). XX.XX months of (REDACTED).
																Aggregator,Owner	Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731604	(Redacted)			24554529			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price + cost of improvements per application. no prior HUD in file to confirm the full cost basis.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED). (REDACTED) are XXX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which XXX are paid as agreed and X was listed as delinquent (XxXX) with the most recent (REDACTED) XX/XX.  Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX units and X years of (REDACTED). XX.XX months of (REDACTED).
																Aggregator,Owner
Reviewer Comment (2022-03-17): (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X are Xs and X are (REDACTED) (REDACTED)s. There are XXX X payments listed on the (REDACTED) bureau of which XXX are paid as agreed and X was listed as delinquent (XxXX) with the most recent late XX/XX.  Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and X years of (REDACTED). XX.XX months of (REDACTED). Client elects to downgrade and waive.

Reviewer Comment (2022-03-17): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Seller Comment (2022-03-16): The (REDACTED)lculated (REDACTED) to cost of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline X should be m(REDACTED)imum .XX. The purpose of the subject transaction is a X refina(REDACTED)e of an (REDACTED) property.  The appraisal outlines that the (REDACTED)chen has been updated and so (REDACTED) the bathrooms but no timeframe was provided. There is no documentation of improvements to reduce the X in this (REDACTED)se. However, an exception could be considered based on the other file attributes. The (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X are Xs and X are (REDACTED) (REDACTED)s. There are XXX X payments listed on the (REDACTED) bureau of which XXX are paid as agreed and X was listed as delinquent (XxXX) with the most recent late XX/XX.  Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and X years of (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731605	(Redacted)			24497375			Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	-	(REDACTED) is left of of the address on CDA.				Reviewer Comment (2022-03-11): CDA is a review of the ori(REDACTED)l appraisal. Seller Comment (2022-03-10): The CDA clearly has the (REDACTED) description and the name of the (REDACTED) and ad(REDACTED)ess other than i(REDACTED)lusion of the word (REDACTED) at the end of the ad(REDACTED)ess. Please note the designating factors involved in a lien and/or (REDACTED) documentation regarding X are tied to the (REDACTED) description which matches between the appraisal and the CDA. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731605	(Redacted)			24522607			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing execute (REDACTED) form for the (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) that consisted of XX (REDACTED) including XX (REDACTED), X (REDACTED) (REDACTED) (REDACTED), X (REDACTED) (REDACTED) and X (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) reflects successful (REDACTED) (REDACTED) (REDACTED). (REDACTED) were X (XxXX) (REDACTED) (REDACTED) with the most recent X/XXXX. The file contains (REDACTED) available for (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XXX (REDACTED) (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX. Client approves the down grade.

(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.
																Aggregator,Owner Aggregator,Owner Owner	Reviewer Comment (2022-01-19): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731605	(Redacted)			24531766			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "all". Provide detailed search for the (REDACTED) and (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) that consisted of XX (REDACTED) including XX (REDACTED), X (REDACTED) (REDACTED) (REDACTED), X (REDACTED) (REDACTED) and X (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) reflects successful (REDACTED) (REDACTED) (REDACTED). (REDACTED) were X (XxXX) (REDACTED) (REDACTED) with the most recent X/XXXX. The file contains (REDACTED) available for (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XXX (REDACTED) (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX. Client approves the down grade.
																Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731605	(Redacted)			24531793			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For (REDACTED)(REDACTED) with a (REDACTED) range of XXX-XXX, amx (REDACTED) is XX%.	The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) that consisted of XX (REDACTED) including XX (REDACTED), X (REDACTED) (REDACTED) (REDACTED), X (REDACTED) (REDACTED) and X (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) reflects successful (REDACTED) (REDACTED) (REDACTED). (REDACTED) were X (XxXX) (REDACTED) (REDACTED) with the most recent X/XXXX. The file contains (REDACTED) available for (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XXX (REDACTED) (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX. Client approves the down grade.
																Aggregator,Owner
Reviewer Comment (2022-03-11): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) report that consisted of XX Xs i(REDACTED)luding XX Xs, X (REDACTED) (REDACTED) Xs, X edu(REDACTED)tion (REDACTED)s and X X Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The report reflects successful X related payments. There were X (XxXX) X lates with the most recent X/XXXX. The file contains assets available for (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XXX (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX. Client approves the down grade.

Seller Comment (2022-03-10): The exception presented by the Lender is to allow a X% X exception. The transaction was su(REDACTED)tted as a XX% X X refina(REDACTED)e with a (REDACTED) (REDACTED) (REDACTED) of XXX which should be (REDACTED) to a XX% X. Consideration of an exception based on the overall merits of the file appears reasonable. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) report that consisted of XX Xs i(REDACTED)luding XX Xs, X (REDACTED) (REDACTED) Xs, X edu(REDACTED)tion (REDACTED)s and X X Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The report reflects successful X related payments. There were X (XxXX) X lates with the most recent X/XXXX. The file contains assets available for (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XXX (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731605	(Redacted)			24753778			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXK / XXXXK = XX%. (REDACTED) amount / (REDACTED)(REDACTED) price + cost of improvements per application. No prior HUD in file to confirm full cost basis.	The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) that consisted of XX (REDACTED) including XX (REDACTED), X (REDACTED) (REDACTED) (REDACTED), X (REDACTED) (REDACTED) and X (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) reflects successful (REDACTED) (REDACTED) (REDACTED). (REDACTED) were X (XxXX) (REDACTED) (REDACTED) with the most recent X/XXXX. The file contains (REDACTED) available for (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XXX (REDACTED) (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX. Client approves the down grade.
																Aggregator,Owner
Reviewer Comment (2022-03-11): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) report that consisted of XX Xs i(REDACTED)luding XX Xs, X (REDACTED) (REDACTED) Xs, X edu(REDACTED)tion (REDACTED)s and X X Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The report reflects successful X related payments. There were X (XxXX) X lates with the most recent X/XXXX. The file contains assets available for (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XXX (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX. Client approves the down grade.

Reviewer Comment (2022-03-11): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Seller Comment (2022-03-10): The exception presented by the Lender is to allow the X as su(REDACTED)tted at .XXXX when the guideline X is (REDACTED) to .XXX. Although the appli(REDACTED)tion did provide the (REDACTED) price and an estimate of improvements, there was not sufficient documentation to properly (REDACTED)lculate the X for the transaction. The comments on the appraisal outlined that the subject is in very good overall condition and has been (REDACTED)letely renovated on the interior. Consideration of an exception to allow the X as su(REDACTED)tted appears reasonable given the overall merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) report that consisted of XX Xs i(REDACTED)luding XX Xs, X (REDACTED) (REDACTED) Xs, X edu(REDACTED)tion (REDACTED)s and X X Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The report reflects successful X related payments. There were X (XxXX) X lates with the most recent X/XXXX. The file contains assets available for (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XXX (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731606	(Redacted)			24502613			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide clear (REDACTED)'s the (REDACTED) and (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED)s provided. Reviewer Comment (2022-02-11): XX/XX/XXXX (REDACTED)ssing (REDACTED) for (REDACTED) and borrowing X. Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731606	(Redacted)			24502623			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed Form (REDACTED)X for the (REDACTED) (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months (REDACTED) vs X.	Aggregator,Owner	Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731606	(Redacted)			24716505			Credit	Credit	Credit Documentation	Credit	Background check is missing.		Lender to provide a background for (REDACTED)				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check for (REDACTED) attached.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731606	(Redacted)			24716531			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/Added XXXX.XX - (REDACTED) is XXX.XX%, max (REDACTED) is XX%. (REDACTED) amount XXXX,XXX.XX/ XXXX,XXX.XX (missing prior HUD per credit application) =XXX.XX%. (Acquisition of underlying (REDACTED) is within XX months will be capped at +X% from (REDACTED) cap)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months (REDACTED) vs X. (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Client waives

Reviewer Comment (2022-03-02): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Reviewer Comment (2022-03-01): Per seller comment - (REDACTED) (REDACTED) of XXX, the DSCR is X.XX and borrower has XX,X months in (REDACTED) (REDACTED), X is XX.X.

Seller Comment (2022-02-24): (REDACTED) is (REDACTED)squoting the guideline.  With a (REDACTED) (REDACTED) of XXX the allowable X is XX%, the X is (REDACTED)pped at +X% above that or, in this (REDACTED)se, XX%.  The additional interest and fees accrued on the (REDACTED) to be paid (REDACTED)n also be i(REDACTED)luded in the X (XX,XXX.XX) Revised X isX.XXX,   The DSCR is X.XX and borrower has XX,X months in (REDACTED) (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731607	(Redacted)			24505341			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing form (REDACTED)X for the borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731607	(Redacted)			24505400			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) provided doesn't specify (REDACTED) and Borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and XX years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by the (REDACTED) (REDACTED) (REDACTED) with a total of XX (REDACTED) of which X is a (REDACTED), X are (REDACTED) (REDACTED) (REDACTED), X are (REDACTED) and X are (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) were XX (REDACTED) (REDACTED) successful (REDACTED) made. The (REDACTED) available for (REDACTED) are XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in XX.XX (REDACTED) (REDACTED) post-closing. The subject transaction (REDACTED) is X.XX.
																Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731607	(Redacted)			24505433			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.		For a rate/term(REDACTED) with a (REDACTED) range of XXX-XXX, max (REDACTED) is XX%.				Reviewer Comment (2022-02-23): X is within guides. Buyer Comment (2022-02-22): Appears orig appraisal dated XX/X/XX is for XXXXK and a CDA dated XX/XX/XX with the same value. Clarity seems to be (REDACTED)lculating X using a XXXXK value. Where is XXXXK value co(REDACTED)ng from? XXXXK orig (REDACTED) amount divided by the XXXXK appraisal val is a X of XX.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731607	(Redacted)			24753881			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per the application. No prior HUD in file to confirm the full cost basis.	The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units and XX years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by the (REDACTED) (REDACTED) (REDACTED) with a total of XX (REDACTED) of which X is a (REDACTED), X are (REDACTED) (REDACTED) (REDACTED), X are (REDACTED) and X are (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) were XX (REDACTED) (REDACTED) successful (REDACTED) made. The (REDACTED) available for (REDACTED) are XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in XX.XX (REDACTED) (REDACTED) post-closing. The subject transaction (REDACTED) is X.XX.
																Aggregator,Owner
Reviewer Comment (2022-03-09): The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and XX years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by the (REDACTED) bureau report with a total of XX Xs of which X is a X, X are (REDACTED) (REDACTED) Xs, X are edu(REDACTED)tion and X are X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. There were XX X related successful payments made. The assets available for (REDACTED) are XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in XX.XX (REDACTED) (REDACTED) post-closing. The subject transaction DSCR is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-08): The exception presented by the Lender is to allow the X as (REDACTED)lculated at X.XX when the guideline X is .XX. Consideration of an exception appears reasonable based on the overall merits of the file. The subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units and XX years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by the (REDACTED) bureau report with a total of XX Xs of which X is a X, X are (REDACTED) (REDACTED) Xs, X are edu(REDACTED)tion and X are X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. There were XX X related successful payments made. The assets available for (REDACTED) are XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in XX.XX (REDACTED) (REDACTED) post-closing. The subject transaction DSCR is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731608	(Redacted)			24522955			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	(REDACTED) require X months in (REDACTED). (REDACTED) used is (REDACTED) #XXXX and #XXXX and the (REDACTED).	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is XXX vs XXX. (REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-03-02): Client elects to waive using DSCR is X.XX, XXX (REDACTED), XX.X X, (REDACTED)d X Reviewer Comment (2022-03-02): Per client comment - DSCR is X.XX, XXX (REDACTED), XX.X X, (REDACTED)d X Reviewer Comment (2022-03-01): XX/XX/XXXX Awaiting doc. Seller Comment (2022-02-24): Contacted lender to provide additional asset documentation			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731608	(Redacted)			24543346			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED)X for (REDACTED) (REDACTED) was not provided.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731608	(Redacted)			24543414			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) not provided for (REDACTED) (REDACTED) and (REDACTED). Search (REDACTED) "all". Provide detailed search.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is XXX vs XXX.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731609	(Redacted)			24498664			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing form (REDACTED)X for the (REDACTED) (REDACTED)	The representative FICO score exceeds the guideline minimum by at least (Redacted). The (Redacted) ((Redacted)) is greater than the guideline requirement by (Redacted). Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).	Change to (REDACTED) o(Redacted), (REDACTED) of XXX,(Redacted) months of (REDACTED), (REDACTED) (REDACTED). (REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) (Redacted) approves the down grade.	Aggregator,Owner Aggregator,Owner Owner	Reviewer Comment (2022-01-19): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731609	(Redacted)			24522065			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of (REDACTED) is less than the note amount of (REDACTED) based on the (REDACTED) in file.	The preliminary title report in file disclosed XXXX,XXX of title (REDACTED) coverage; however (REDACTED) is less than the (REDACTED) amount of XXXX,XXX. Provide a copy of the final title policy or a supplemental title report verifying title (REDACTED) of at (REDACTED) the (REDACTED) amount.	The (Redacted) ((Redacted)) is greater than the guideline requirement by (Redacted). Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) (Redacted) approves the down grade.	Aggregator,Owner Owner	Reviewer Comment (2022-04-19): Client elects to waive using compensating factors. Seller Comment (2022-03-10): requested that Lender provide revised (REDACTED) or final title policy showing note amount			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731609	(Redacted)			24534370			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "all". Provide detailed search for the (REDACTED) and (REDACTED).	The representative FICO score exceeds the guideline minimum by at least (Redacted). The (Redacted) ((Redacted)) is greater than the guideline requirement by (Redacted). Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).	Change to (REDACTED) o(Redacted), (REDACTED) of XXX,(Redacted) months of (REDACTED), (REDACTED) (REDACTED). (REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) (Redacted) approves the down grade.	Aggregator,Owner Aggregator,Owner Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731609	(Redacted)			24534432			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For (REDACTED)(REDACTED) with a (REDACTED) range of XXX+, max (REDACTED) is XX%.	The representative FICO score exceeds the guideline minimum by at least (Redacted).	Change to (REDACTED) o(Redacted), (REDACTED) of XXX,(Redacted) months of (REDACTED), (REDACTED) (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-03-15): Change to DSCR of X.XX, (REDACTED) of XXX, XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-10): The exception presented by the Lender is to allow the X as su(REDACTED)tted at XX% when the guidelines reflect the m(REDACTED)imum X of XX.XX%. The subject transaction is a X refina(REDACTED)e of an (REDACTED) property. Consideration of an exception to allow the X varia(REDACTED)e of X% appears reasonable based on the overall merits of the file.  The subject property will be (REDACTED)(REDACTED)aged based on the property (REDACTED)agement (REDACTED) form in the file that outlines the (REDACTED) currently has X properties, one dating back to XXXX that he owns and (REDACTED)ages.  The decision (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) report that contains a total of XX Xs of which X are Xs, X are (REDACTED) (REDACTED) Xs, X is edu(REDACTED)tion and X is X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets available for (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR for the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731609	(Redacted)			24802011			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED) and cost of (REDACTED) - used XXXK for (REDACTED)(REDACTED) price from application and no (REDACTED) listed on application - (REDACTED) XXX.XX%	The representative FICO score exceeds the guideline minimum by at least (Redacted).	Change to (REDACTED) o(Redacted), (REDACTED) of XXX,(Redacted) months of (REDACTED), (REDACTED) (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-03-15): Change to DSCR of X.XX, (REDACTED) of XXX, XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-10): The exception presented by the Lender is to allow the X as su(REDACTED)tted for the transaction. The X was (REDACTED)lculated at X.XXXXX and exceeds the guideline of .XXX. There were no receipts or scope of work lo(REDACTED)ted in the (REDACTED) file. However, the appraisal outlined in comments that the (REDACTED)chen had been updated with granite counter to(REDACTED), (REDACTED) and tile back splash; new flooring, paint, bathrooms etc. There is a finished basement with a rec room and a full bath, porch and deck. The subject is a renovated X b(REDACTED)oom, X bath town home in good condition. Without the documentation of improvements, it is not reasonable to (REDACTED)lculate the X based on the (REDACTED) price from the appli(REDACTED)tion. Consideration of an exception to allow the X as su(REDACTED)tted appears reasonable based on the overall merits of the file. The subject property will be (REDACTED)(REDACTED)aged based on the property (REDACTED)agement (REDACTED) form in the file that outlines the (REDACTED) currently has X properties, one dating back to XXXX that he owns and (REDACTED)ages.  The decision (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) report that contains a total of XX Xs of which X are Xs, X are (REDACTED) (REDACTED) Xs, X is edu(REDACTED)tion and X is X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets available for (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR for the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731610	(Redacted)			24519802			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED)X for borrowing entitiy	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. (REDACTED) is dated after Note date, client elects to downgrade and waive. Over XX months vs X.	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-01-19): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731610	(Redacted)			24534641			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "all'. Provide detailed search for the (REDACTED) and (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date, client elects to downgrade and waive. Over XX months vs X.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731610	(Redacted)			24754104			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXXK = XXX% per application. no prior HUD in file to confirm full cost basis.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. (REDACTED) is dated after Note date, client elects to downgrade and waive. Over XX months vs X.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Client elects to waive using  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payments made.  X(REDACTED) = XX.XX months' (REDACTED) (REDACTED))  (REDACTED) with XX years' (REDACTED) and XXX units currently (REDACTED)aged.

Reviewer Comment (2022-03-02): Per client comment -  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payments made.  X(REDACTED) = XX.XX months' (REDACTED) (REDACTED))  (REDACTED) with XX years' (REDACTED) and XXX units currently (REDACTED)aged.

Seller Comment (2022-03-01): Please consider an exception on this (REDACTED).  The (REDACTED) (REDACTED)lculation did not i(REDACTED)lude the costs to retire the ground lease.  The borrower (REDACTED) the property on X/XX/XXXX  for XXX,XXX  per the appli(REDACTED)tion and (REDACTED)leted XXX,XXX in renovations.  The HUD-X also documents XX,XXX paid to  redeem the ground rent.  Total costs XXX,XXX.  Revised X is X.XX.   (REDACTED) (REDACTED) is XXX, DSCR is X.XX and the borrower has XX months in (REDACTED) (REDACTED) exclusive of the X proceeds.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731612	(Redacted)			24503421			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided						Reviewer Comment (2022-02-23): provided Seller Comment (2022-02-22): Flood certifi(REDACTED)te provided. Reviewer Comment (2022-02-17): Flood certifi(REDACTED)te not provided. (REDACTED) flood hazard layer is not the certifi(REDACTED)te. Seller Comment (2022-02-16): (REDACTED) search uploaded, please remove exception	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731612	(Redacted)			24503489			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided						Reviewer Comment (2022-03-14): Received (REDACTED) Report ,Exception Cleared. Seller Comment (2022-03-10): (REDACTED) report is now attached. Reviewer Comment (2022-03-07): Reviewed all trailing docs and (REDACTED)ssing (REDACTED) report. Exception remains. Buyer Comment (2022-03-02): Clear reports attached	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731612	(Redacted)			24503570			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing Executed (REDACTED)X for Borrowing (REDACTED). Required per guideline	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Aggregator,Owner Owner Owner Originator,Owner	Reviewer Comment (2022-01-19): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731612	(Redacted)			24503689			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) report in file is missing actual searches for (REDACTED) and Borrowing (REDACTED). (REDACTED) provide (REDACTED) report with searches on (REDACTED) and Borrowing (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Originator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731612	(Redacted)			24503710			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.		Missing (REDACTED)'s Credit Bureau Report in file to determine qualifying (REDACTED)				Reviewer Comment (2022-03-18): XX/XX/XXXX (REDACTED) report (REDACTED) greater than (REDACTED)n (REDACTED) requirement. Seller Comment (2022-03-16): (REDACTED) is XXX per the (REDACTED) report dated XX/XX/XXXX that is in the file.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731613	(Redacted)			24518766			Credit	Collateral	Missing/Incorrect	Collateral	Missing document: Lease on leasehold property is not in file		Per guides, Good and (REDACTED) (REDACTED) lien and fee simple lender's title (REDACTED) policy free and clear of any liens and encumbrances . Title is in the form of a (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. over XX months vs X.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-02-25): HUD one indi(REDACTED)tes a charge for ground rent redemption

Reviewer Comment (2022-02-25): To clear

Reviewer Comment (2022-02-25): Client approves this exception and waives down, HUD shows ground redemption charged, however the actual property the building sits on has not been deeded to the borrower

Reviewer Comment (2022-02-22): You (REDACTED)n added to you waive list.

Reviewer Comment (2022-02-22): Cleared by (REDACTED)sta(REDACTED). We (REDACTED) title (REDACTED) converting on from leasehold to fee simple, on the HUD a charge for Ground Rent Redemption, we are (REDACTED)ssing a recorded document, please review and approve it's ok to accept docs in file without a recorded document.

Reviewer Comment (2022-02-22): We (REDACTED) title (REDACTED) converting on from leasehold to fee simple, on the HUD a charge for Ground Rent Redemption

Reviewer Comment (2022-02-17): We (REDACTED) title (REDACTED) converting on from leasehold to fee simple, on the HUD a charge for Ground Rent Redemption, we are (REDACTED)ssing a recorded document, please review and approve it's ok to accept docs in file without a recorded document.

Seller Comment (2022-02-16): cured lease not expired (expires XX/XX/XXXX) see page X of lease agreement

Seller Comment (2022-02-16): Please see the conditions of the title (REDACTED), it i(REDACTED)ludes redemption of the ground lease to convert the (REDACTED)ship to fee simle.  Proof of payment of the redemption fee is i(REDACTED)luded on the HUD-X.  As the leasehold interest was extinguished, please remove this condition.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731613	(Redacted)			24518901			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Form (REDACTED)X is missing from the file and is required by guidelines/lender.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. over XX months vs X.	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-01-19): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731613	(Redacted)			24535050			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Incorporation not provided		Signature is redacted. provide the un-redacted document.				Reviewer Comment (2022-02-10): Un-redacted document provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731613	(Redacted)			24535244			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "all". provide detailed search for the (REDACTED) and (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731613	(Redacted)			24535283			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXXXK = XXX%. Lona amount / (REDACTED)(REDACTED) price + cost of improvements per application. NO prior HUD in file to confirm full cost basis.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. over XX months vs X.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Client elects to waive using (REDACTED) (REDACTED) is XXX.  X of XX% is below guideline allowa(REDACTED)e of XX%,  DSCR is X.XX and borrower has XX.X months of (REDACTED).

Reviewer Comment (2022-03-02): Per client comment - (REDACTED) (REDACTED) is XXX.  X of XX% is below guideline allowa(REDACTED)e of XX%,  DSCR is X.XX and borrower has XX.X months of (REDACTED).

Seller Comment (2022-03-01): Buyer Que: An exception is requested on the (REDACTED).  (REDACTED)' s (REDACTED)lculation of the X is in(REDACTED)lete.  Borrower (REDACTED) the property for XXXX,XXX on X/XX/XXXX and made XX,XXX in repa(REDACTED).  Interest on the (REDACTED) money (REDACTED) was XX,XXX (XXX days @ XXX.XX) plus the fees to redeem the ground lease as shown on the HUD-X of XX,XXX.X.  Total costs XXXX,XXX.XX.  Revised X is X.XXX,   (REDACTED) (REDACTED) is XXX.  X of XX% is below guideline allowa(REDACTED)e of XX%,  DSCR is X.XX and borrower has XX.X months of (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731614	(Redacted)			24499471			Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Error: Neighborhood location not provided.	-	(REDACTED) is not section for (REDACTED) information on the type of appraisal used is Restricted Appraisal Report.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted). The qualifying (Redacted) on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) (Redacted) approves the down gr(Redacted)Over XX months vs X. (REDACTED) is post-dated from the note date and over XX days from the note date, per gui(Redacted)lient approves the down gr(Redacted)(REDACTED) i(Redacted) v(Redacted).	Aggregator,Owner Aggregator,Owner,Originator	Reviewer Comment (2022-04-19): Client elects to waive using compensating factors.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731614	(Redacted)			24499965			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED) for Borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) (Redacted) approves the down gr(Redacted)Over XX months vs X.	Aggregator,Owner	Reviewer Comment (2022-01-19): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731614	(Redacted)			24499997			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Missing for (REDACTED).				Reviewer Comment (2022-02-23): Exception cleared. Seller Comment (2022-02-22): Per paragraph K of the Operating Agreement, a(REDACTED) member (REDACTED) bind the X. This means either of the Members (REDACTED) sign on behalf of the X. No Corporate resolution is required.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731614	(Redacted)			24535927			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "all". Provide detailed search for the (REDACTED) and (REDACTED).	The qualifying (Redacted) on the loan is greater than the guideline minimum.	(REDACTED) is post-dated from the note date and over XX days from the note date, per gui(Redacted)lient approves the down gr(Redacted)(REDACTED) i(Redacted) v(Redacted).	Aggregator,Owner,Originator	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731614	(Redacted)			24535998			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For (REDACTED) refinanance with a (REDACTED) range of XXX-XXX, max (REDACTED) is XX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted). The qualifying (Redacted) on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) (Redacted) approves the down gr(Redacted)Over XX months vs X. (REDACTED) is post-dated from the note date and over XX days from the note date, per gui(Redacted)lient approves the down gr(Redacted)(REDACTED) i(Redacted) v(Redacted).	Aggregator,Owner Aggregator,Owner,Originator
Reviewer Comment (2022-03-02): Client elects to waive using DSCR of X.XX, XX.X months of (REDACTED). There are (REDACTED) (REDACTED) on this (REDACTED), each own XX% of the borrowing X.  The (REDACTED) (REDACTED)s are XXX and XXX.  In accorda(REDACTED)e with the guidelines, the lower (REDACTED) was used, XXX would be higher than required for XX X.

Reviewer Comment (2022-03-02): Per client comment - DSCR of X.XX, XX.X months of (REDACTED). There are (REDACTED) (REDACTED) on this (REDACTED), each own XX% of the borrowing X.  The (REDACTED) (REDACTED)s are XXX and XXX.  In accorda(REDACTED)e with the guidelines, the lower (REDACTED) was used, XXX would be higher than required for XX X.

Seller Comment (2022-03-01): A X% X exception is requested.  There are (REDACTED) (REDACTED) on this (REDACTED), each own XX% of the borrowing X.  The (REDACTED) (REDACTED)s are XXX and XXX.  In accorda(REDACTED)e with the guidelines, the lower (REDACTED) was used.  As a (REDACTED)(REDACTED) factor, we note that the other (REDACTED) has a (REDACTED) (REDACTED) XX points higher than the XXX required for a XX% X.  DSCR of X.XX exceeds the X.X recommendation of the guidelines, the are are XX.X months is (REDACTED) exclusive of X.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731614	(Redacted)			24535999			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing acquisition amount and date.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted). The qualifying (Redacted) on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) (Redacted) approves the down gr(Redacted)Over XX months vs X. (REDACTED) is post-dated from the note date and over XX days from the note date, per gui(Redacted)lient approves the down gr(Redacted)(REDACTED) i(Redacted) v(Redacted).	Aggregator,Owner Aggregator,Owner,Originator
Reviewer Comment (2022-03-02): Client elects to waive using DSCR of X.XX, XX.X months of (REDACTED). There are (REDACTED) (REDACTED) on this (REDACTED), each own XX% of the borrowing X.  The (REDACTED) (REDACTED)s are XXX and XXX.  In accorda(REDACTED)e with the guidelines, the lower (REDACTED) was used, XXX would be higher than required for XX X.

Reviewer Comment (2022-03-02): Per client comment - DSCR of X.XX, XX.X months of (REDACTED). There are (REDACTED) (REDACTED) on this (REDACTED), each own XX% of the borrowing X.  The (REDACTED) (REDACTED)s are XXX and XXX.  In accorda(REDACTED)e with the guidelines, the lower (REDACTED) was used, XXX would be higher than required for XX X.

Seller Comment (2022-02-25): contacting lender for additional information.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731616	(Redacted)			24496590			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.						Reviewer Comment (2022-02-08): Document Provided, he(REDACTED)e exception cleared. Buyer Comment (2022-02-04): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731616	(Redacted)			24499004			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		X months (REDACTED) required. Only (REDACTED) provided are CT. Community (REDACTED) #XXXX.				Reviewer Comment (2022-03-01): XX/XX/XXXX Based on updated gu(REDACTED)(REDACTED)e. (REDACTED)n now use X for (REDACTED) if other assets in file. Other assets confirmed. Meets requirements. Seller Comment (2022-02-24): (REDACTED) has failed to consider the additional XXXX.XXX.XX in (REDACTED) proceeds which are available as (REDACTED). There is a total of XXX.XX months of (REDACTED).	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731616	(Redacted)			24522690			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) (REDACTED) executed (REDACTED)X	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower has owned the subject property for at least 5 years.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Originator,Owner Aggregator,Owner	Reviewer Comment (2022-01-19): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731616	(Redacted)			24522707			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the (REDACTED) and (REDACTED).	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Originator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731617	(Redacted)			24517208			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX	Aggregator,Owner Owner	Reviewer Comment (2022-01-18): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731617	(Redacted)			24526986			Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided		Signature line is redacted. provide un-redacted note.				Reviewer Comment (2022-02-10): Corrected note provided	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731617	(Redacted)			24802022			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXX,XXX / XXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per application. no prior HUD in file to confirm full cost basis.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX	Aggregator,Owner
Reviewer Comment (2022-03-02): Client elects to waive using Property was acquired in XXXX for XXX,XXX; no improvements are claimed.  (REDACTED) (REDACTED) is XXX.  DSCR is X.XX and borrower has XX months of (REDACTED) (exclusive of the (REDACTED) proceeds)

Reviewer Comment (2022-03-02): per client comment - Property was acquired in XXXX for XXX,XXX; no improvements are claimed.  (REDACTED) (REDACTED) is XXX.  DSCR is X.XX and borrower has XX months of (REDACTED) (exclusive of the (REDACTED) proceeds)

Seller Comment (2022-03-01): Property was acquired in XXXX for XXX,XXX; no improvements are claimed.  (REDACTED) (REDACTED) is XXX.  DSCR is X.XX and borrower has XX months of (REDACTED) (exclusive of the (REDACTED) proceeds)
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731618	(Redacted)			24489448			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	Borrower's Experience/Track Record	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Owner,Aggregator	Reviewer Comment (2022-01-18): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731618	(Redacted)			24493531			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Both Borrowing (REDACTED) and (REDACTED)'s (REDACTED) Reports are missing but required as per guidelines.	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. XXX combined "as agreed" (REDACTED) (REDACTED) made. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731618	(Redacted)			24494007			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Provide a post-(REDACTED) inspection verifying (REDACTED) was no damage from enter (REDACTED) info (REDACTED). The inspection must (REDACTED) exterior photos and the (REDACTED) must be re-inspected on or after XX/XX/XXXX (REDACTED)lared end date.				Reviewer Comment (2022-01-28): PDI provided and cleared Buyer Comment (2022-01-27): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731618	(Redacted)			24527083			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For a rate/term(REDACTED) with a (REDACTED) range of XXX-XXX, max (REDACTED) is XX%. X% deduction form the (REDACTED) to XX% (REDACTED) years of (REDACTED) lists the only REO acquired is in XXXX, less than X years. per guides, X years us required.	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. XXX combined "as agreed" (REDACTED) (REDACTED) made. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-03-16): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. XXX combined "as agreed" X payments made. Client elects to downgrade and waive. Seller Comment (2022-03-14): X% X exception. XX% X refina(REDACTED)e. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. XXX combined "as agreed" X payments made.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731618	(Redacted)			24527084			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	The (REDACTED) used is (REDACTED) #XXXX and #XXXX. X months required for less than X years (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. XXX combined "as agreed" (REDACTED) (REDACTED) made. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-03-16): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. XXX combined "as agreed" X payments made. Client elects to downgrade and waive. Seller Comment (2022-03-14): X.XX months' (REDACTED) (REDACTED) exception. XX% X refina(REDACTED)e. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. XXX combined "as agreed" X payments made.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731618	(Redacted)			24637982			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXXX,XXX = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) costs. NO prior HUD to confirm full cost basis.	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. XXX combined "as agreed" (REDACTED) (REDACTED) made. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-03-16): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. XXX combined "as agreed" X payments made. Client elects to downgrade and waive. Seller Comment (2022-03-14): X.XXXXX X exception. XX% X refina(REDACTED)e. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. XXX combined "as agreed" X payments made.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731620	(Redacted)			24497399			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	The (REDACTED) date of X/XX/XXXX is XX days from the Note date of XX/XX/XXXX.	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. XX.XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED) (REDACTED) with XX years (REDACTED) and XXX units (REDACTED). XX "as agreed" (REDACTED) (REDACTED) made. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-03-16): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. XX.XX months' (REDACTED) (REDACTED). (REDACTED) with XX years (REDACTED) and XXX units (REDACTED)aged. XX "as agreed" X payments made. Client elects to downgrade and waive. Seller Comment (2022-03-14): The (REDACTED) report date of X/XX/XXXX is XX days from the Note date of XX/XX/XXXX. (REDACTED)(REDACTED) factors: (REDACTED) core = XXX. DSCR = X.XX. XX.XX months' (REDACTED) (REDACTED). (REDACTED) with XX years (REDACTED) and XXX units (REDACTED)aged. XX "as agreed" X payments made.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731620	(Redacted)			24537389			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "all". Provide detailed search for the (REDACTED) and (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. XX.XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED) (REDACTED) with XX years (REDACTED) and XXX units (REDACTED). XX "as agreed" (REDACTED) (REDACTED) made. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provide Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731620	(Redacted)			24537407			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) form for the (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-19): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731620	(Redacted)			24537445			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	for a rate/term(REDACTED) with a (REDACTED) range of XXX-XXX, max (REDACTED) is XX%.	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. XX.XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED) (REDACTED) with XX years (REDACTED) and XXX units (REDACTED). XX "as agreed" (REDACTED) (REDACTED) made. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-03-16): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. XX.XX months' (REDACTED) (REDACTED). (REDACTED) with XX years (REDACTED) and XXX units (REDACTED)aged. XX "as agreed" X payments made. Client elects to downgrade and waive. Seller Comment (2022-03-14): X% X exception. XX% Rate/Term refina(REDACTED)e. (REDACTED)(REDACTED) factors: (REDACTED) core = XXX. DSCR = X.XX. XX.XX months' (REDACTED) (REDACTED). (REDACTED) with XX years (REDACTED) and XXX units (REDACTED)aged. XX "as agreed" X payments made.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731620	(Redacted)			24537446			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXX,XXX / XXXK = XXX%. (REDACTED) amount / original sales price. No prior HUD in file to confirm full cost basis.	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. XX.XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED) (REDACTED) with XX years (REDACTED) and XXX units (REDACTED). XX "as agreed" (REDACTED) (REDACTED) made. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-03-16): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. XX.XX months' (REDACTED) (REDACTED). (REDACTED) with XX years (REDACTED) and XXX units (REDACTED)aged. XX "as agreed" X payments made. Client elects to downgrade and waive. Seller Comment (2022-03-14): X.XXXXX X exception. XX% Rate/Term refina(REDACTED)e. (REDACTED)(REDACTED) factors: (REDACTED) core = XXX. DSCR = X.XX. XX.XX months' (REDACTED) (REDACTED). (REDACTED) with XX years (REDACTED) and XXX units (REDACTED)aged. XX "as agreed" X payments made.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731621	(Redacted)			24537697			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided						Reviewer Comment (2022-02-28): XX/XX/XXXX Guaranty Agreement received. Seller Comment (2022-02-25): As XX% (REDACTED) of the Borrowing X, (REDACTED) was required to sign a (REDACTED) Agreement. A copy of the executed agreement is attached.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731621	(Redacted)			24537700			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) form for the (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months in (REDACTED) vs X.	Aggregator,Owner	Reviewer Comment (2022-01-19): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731621	(Redacted)			24537720			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing the acquisition amount and date.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months in (REDACTED) vs X.	Aggregator,Owner
Reviewer Comment (2022-03-02): Client waives

Reviewer Comment (2022-03-02): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of  exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Reviewer Comment (2022-03-01): Per client comment - (REDACTED) (REDACTED) is XXX.  X of XX% is X% below guideline (REDACTED)t.  DSCR is X.XX.  (REDACTED) (REDACTED) of XX.XX months exclusive of (REDACTED) proceeds.

Reviewer Comment (2022-02-28): XX/XX/XXXX Client to review and approve.

Seller Comment (2022-02-25): An exception to the X guideline is requested.  An accurate X (REDACTED)nnot be deter(REDACTED)ned.   Borrower acquired title on XX/XX/XXXX  from the Secretary of HUD, it appears to (REDACTED) been a foreclosure sale, li(REDACTED)ly below mar(REDACTED)t.    Per the appraisal, the flooring, bathrooms, utilities, windows, HVAC, electri(REDACTED)l and plumbing were all updated si(REDACTED)e that time.  The full cost is unknown.  (REDACTED) (REDACTED) is XXX.  X of XX% is X% below guideline (REDACTED)t.  DSCR is X.XX.  (REDACTED) (REDACTED) of XX.XX months exclusive of (REDACTED) proceeds.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731622	(Redacted)			24521450			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing fully executed (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months vs X.	Aggregator,Owner	Reviewer Comment (2022-01-19): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		B	B	B	B			A	A			No
216731622	(Redacted)			24537880			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship was not provided	-	Missing for the (REDACTED).				Reviewer Comment (2022-01-25): Received (REDACTED) Appli(REDACTED)tion reflecting borrower is a U.S. (REDACTED). Exception Cleared. Seller Comment (2022-01-23): The appli(REDACTED)tion had been uploaded for your review and consideration. The appli(REDACTED)tion outlines that the (REDACTED) is a US (REDACTED). Thank you.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		B	B	B	B			A	A			No
216731622	(Redacted)			24802122			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED) and cost of (REDACTED). (REDACTED)(REDACTED) price and amount of (REDACTED) not found anyw(REDACTED) in file. No (REDACTED) calculated.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-02): Client elects to waive using Borrower acquired title on X/X/XXXX, the ori(REDACTED)l sales price is unknown. The (REDACTED) to value is XX%.  (REDACTED) (REDACTED) is XXX.   The DSCR is X.XX (vs. guideline requirement of X.X).  There are XX.XX months of (REDACTED) verified in the (REDACTED) statements plus an additional XXX months from the (REDACTED) proceeds.

Reviewer Comment (2022-03-02): Per client comment - Borrower acquired title on X/X/XXXX, the ori(REDACTED)l sales price is unknown. The (REDACTED) to value is XX%.  (REDACTED) (REDACTED) is XXX.   The DSCR is X.XX (vs. guideline requirement of X.X).  There are XX.XX months of (REDACTED) verified in the (REDACTED) statements plus an additional XXX months from the (REDACTED) proceeds.

Seller Comment (2022-03-01): Please consider an X exception.  Borrower acquired title on X/X/XXXX, the ori(REDACTED)l sales price is unknown.   Property is currently owned free and clear.  Property has been well maintained per the appraisal, although no major renovations are noted.   The (REDACTED) to value is XX%.  (REDACTED) (REDACTED) is XXX.   The DSCR is X.XX (vs. guideline requirement of X.X).  There are XX months of (REDACTED) verified in the (REDACTED) statements plus an additional XXX months from the (REDACTED) proceeds.

Seller Comment (2022-02-28): Borrower acquired title on X/X/XXXX, the ori(REDACTED)l sales price is unknown.   Property is currently owned free and clear.  Property has been well maintained per the appraisal, although no major renovations are noted.   The (REDACTED) to value is XX%.  (REDACTED) (REDACTED) is XXX.   The DSCR is X.XX (vs. guideline requirement of X.X).  There are XX months of (REDACTED) verified in the (REDACTED) statements plus an additional XXX months from the (REDACTED) proceeds.    Awaiting additional information from the seller.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		B	B	B	B			A	A			No
216731623	(Redacted)			24538138			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "all". Provide a detailed search for the (REDACTED) and (REDACTED).	Borrower has owned the subject property for at least 5 years.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Originator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731623	(Redacted)			24538153			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) form for the (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower has owned the subject property for at least 5 years.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. Over XXX months vs X. (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Aggregator,Owner Aggregator,Owner Originator,Owner	Reviewer Comment (2022-01-19): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731623	(Redacted)			24756146			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price + cost of improvements per application. no prior HUD in file to confirm full cost basis.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. Over XXX months vs X.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Clients elect to waive using (REDACTED) (REDACTED) of XXX.  DSCR is X.XX and (REDACTED) (REDACTED) equal XXX.XX months exclusive of X proceeds

Reviewer Comment (2022-03-02): Per client comment - (REDACTED) (REDACTED) of XXX.  DSCR is X.XX and (REDACTED) (REDACTED) equal XXX.XX months exclusive of X proceeds

Seller Comment (2022-02-28): Please consider an exception on this (REDACTED).    The (REDACTED) (REDACTED)lculation of X is in(REDACTED)lete.  Borrower acquired title on April XX.XXXX.  Ori(REDACTED)l (REDACTED) price of XXX,XXX plus XXX,XXX in improvements.   The (REDACTED) X (REDACTED)lculation fails to i(REDACTED)lude XXXX days of interest paid on the existing (REDACTED), an additional XXX,XXX.XX for a total of XXX,XXX.XX.   Revised X is X.XX.   (REDACTED) (REDACTED) of XXX.  DSCR is X.XX and (REDACTED) (REDACTED) equal XXX.XX months exclusive of X proceeds
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731624	(Redacted)			24500921			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Missing for both (REDACTED).				Reviewer Comment (2022-03-10): Exception cleared. Seller Comment (2022-03-08): (REDACTED) Reports for (REDACTED) and (REDACTED) attached. Reviewer Comment (2022-03-07): Reviewed all trailing docs and (REDACTED)ssing (REDACTED) report. Buyer Comment (2022-03-02): Clear Report attached. thanks	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731624	(Redacted)			24500930			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided
Reviewer Comment (2022-03-09): Exception cleared.

Seller Comment (2022-03-08): As previously noted, paragraph X.X of the Operating Agreement authorizes the (REDACTED)s to act and sign on behalf of the X.  Both (REDACTED)s, (REDACTED) and (REDACTED) (who together own XXX% of the X) (REDACTED) signed all of the (REDACTED) documents.  No separate corporate resolution is required.

Reviewer Comment (2022-02-23): (REDACTED)ssing the corporate resolution signed by the (REDACTED) of this (REDACTED) for this (REDACTED).

Seller Comment (2022-02-22): Paragraph X.X of the Operating Agreement authorizes the (REDACTED)s to act and sign on behalf of the X. Both (REDACTED)s, (REDACTED) and (REDACTED).  Both (REDACTED)s (REDACTED) signed the (REDACTED) documents.  No additional Corporate Resolution is required,
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731624	(Redacted)			24528865			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) report for (REDACTED) (REDACTED) and (REDACTED) not provided.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX, (REDACTED) (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-02-18): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Seller Comment (2022-02-17): (REDACTED) UPLOADED, PLEASE CLEAR EXCEPTION

Reviewer Comment (2022-02-17): XX/XX/XXXX (REDACTED) cleared for (REDACTED) per background check. Background check for (REDACTED) Jr is (REDACTED)ssing and therefore clear (REDACTED) for that (REDACTED) is (REDACTED)ssing. (REDACTED) received dated post-close for borrowing X. (REDACTED)n review to downgrade and waive exception o(REDACTED)e (REDACTED) is received for second (REDACTED). We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed or the background check showing clear (REDACTED).

Seller Comment (2022-02-15): (REDACTED) provided

Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731624	(Redacted)			24529069			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.		(REDACTED) was not provided, additional documentation (REDACTED) be required after (REDACTED) is provided.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX, (REDACTED) (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-03-09): DSCR is X.XX, (REDACTED)d X. Client elects to downgrade and waive. Seller Comment (2022-03-08): The lower (REDACTED) (REDACTED) between the (REDACTED) borrowers is XXX and meets the requirement.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731624	(Redacted)			24600688			Credit	Credit	Credit Documentation	Credit	Background check is missing.		Missing for (REDACTED) Nalle.				Reviewer Comment (2022-03-07): Exception cleared. Buyer Comment (2022-03-02): Background Report attached. thanks	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731624	(Redacted)			24600692			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) form for the borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX, (REDACTED) (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731624	(Redacted)			24600695			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Guides call for X months (REDACTED) when the (REDACTED) is within X% of the matrix.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX, (REDACTED) (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-03-09): DSCR is X.XX, (REDACTED)d X. Client elects to downgrade and waive. Reviewer Comment (2022-03-09): Client to review and approve. Seller Comment (2022-03-08): The (REDACTED) exceeds the standard X months of (REDACTED) (REDACTED). The subject (REDACTED) is a Rate and Term refina(REDACTED)e and the borrower has contributed XXXXX.XXX in additional funds to close. DSCR is X.XX			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731624	(Redacted)			24723856			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added: XX.XX.XX - We are missing prior closing (REDACTED) and (REDACTED) is no documentation of any improvements made.XXXXK / XXXXK = XX%. (REDACTED) amount plus (REDACTED)(REDACTED) price + cost of improvements. no prior HUD in file to confirm full cost basis.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	The lot was (REDACTED)(REDACTED) on X/X/XXXX per the appraisal and the (REDACTED) closed XX.X months (REDACTED)r on (REDACTED). The insurance coverage sets the (REDACTED) value of the dwelling (REDACTED) of (REDACTED) at XXXX,XXX.(REDACTED) XXX,XXX for (REDACTED) structures. On a newly constructed home, such as the subject, the (REDACTED) insurable/replacement value can be (REDACTED) as an acceptable estimate of cost to build.	Aggregator,Owner
Reviewer Comment (2022-02-24): The lot was (REDACTED) on X/X/XXXX per the appraisal and the (REDACTED) closed XX.X months later on XX/XX/XXXX.   The insura(REDACTED)e coverage sets the current value of the dwelling (exclusive of land) at XXXX,XXX.plus XXX,XXX for other structures.  On a newly constructed home, such as the subject, the current insurable/replacement value (REDACTED)n be used as an acceptable estimate of cost to build. Client elects to downgrade and waive.

Reviewer Comment (2022-02-18): Client to review and approve X for new construction.

Seller Comment (2022-02-16): There is no exception.   X (REDACTED)lculations generally do not apply to new construction.  The lot was (REDACTED) on X/X/XXXX per the appraisal and the (REDACTED) closed XX.X months later on XX/XX/XXXX.   The insura(REDACTED)e coverage sets the current value of the dwelling (exclusive of land) at XXXX,XXX.plus XXX,XXX for other structures.  On a newly constructed home, such as the subject, the current insurable/replacement value (REDACTED)n be used as an acceptable estimate of cost to build.  Please clear this exception.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731625	(Redacted)			24529135			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing Executed (REDACTED) (REDACTED) (REDACTED)X	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731625	(Redacted)			24529137			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) for both the (REDACTED) (REDACTED) and (REDACTED) not in the file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Originator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731626	(Redacted)			24502737			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXX,XXX = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price + cost of improvements per the scope of work and application. NO prior HUD in file to confirm the full cost of basis.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Over XXX months vs X. (REDACTED) is XXX vs XXX.	Aggregator,Owner Aggregator,Originator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Clients elect to waive using (REDACTED) (REDACTED) is XXX versus the guideline requirement of XXX for a XX% Rate and term refina(REDACTED)e.  DSCR is X.XX and borrower has XXX months in documented (REDACTED) (REDACTED).

Reviewer Comment (2022-03-02): per client comment - (REDACTED) (REDACTED) is XXX versus the guideline requirement of XXX for a XX% Rate and term refina(REDACTED)e.  DSCR is X.XX and borrower has XXX months in documented (REDACTED) (REDACTED).

Seller Comment (2022-02-28): Please consider an exception on this (REDACTED).  (REDACTED) (REDACTED)lculation of the X is in(REDACTED)lete.  The subject (REDACTED) is a rate and term refina(REDACTED)e and borrower brought XX,XXX.XX in additional funds to the closing.  Borrower acquired the property on X/X/XXXX for a reported XXX,XXX and (REDACTED)leted renovations;  Total amount of the renovation (REDACTED) to be paid off with proceeds is XXX,XXX. plus interest and fees of XX,XXX.XX.  Revised X is X.XX, (REDACTED) (REDACTED) is XXX versus the guideline requirement of XXX for a XX% Rate and term refina(REDACTED)e.  DSCR is X.XX and borrower has XXX months in documented (REDACTED) (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731626	(Redacted)			24529617			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731626	(Redacted)			24529623			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) provided doesn't specify (REDACTED) and Borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Over XXX months vs X.	Aggregator,Originator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731627	(Redacted)			24515167			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Missing for Robert.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. XX.XXX (REDACTED). (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX (REDACTED) made, only XxXX. Second (REDACTED) (REDACTED) of XXX. XX.XX months of (REDACTED), (REDACTED) (REDACTED). XX.XXX (REDACTED). (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX (REDACTED) made, only XxXX, XX.XX months of (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-03-09): XX.XX% X.  DSCR = X.XX. X History = XXX payments made, only XxXX. Second (REDACTED) (REDACTED) of XXX. XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Reviewer Comment (2022-03-08): XX/XX/XXXX Client to review. (REDACTED) report received. Please review exception request (for X XX day X late in last XX months) and approve.

Seller Comment (2022-03-03): It seems there was a load error on  (REDACTED) Xst  and the (REDACTED) report for (REDACTED) did not load. See attached. Please note there was a lender exception for a late X payment in XX/XX, less than a month short of the XX month guideline.   X was in dispute but has si(REDACTED)e been resolved. (REDACTED) (REDACTED) is XXX.

Seller Comment (2022-03-01): (REDACTED) report for (REDACTED) attached.    Please note there was a lender exception for a late X payment in XX/XX, less than a month short of the XX month guideline.   X was in dispute but has si(REDACTED)e been resolved. (REDACTED) (REDACTED) is XXX.

Seller Comment (2022-02-28): Requested (REDACTED) report on (REDACTED) from Lender

Reviewer Comment (2022-02-15): (REDACTED) report in trailing docs we already (REDACTED) in file, we are (REDACTED)ssing the other (REDACTED). Exception remains.

Seller Comment (2022-02-15): (REDACTED) report lo(REDACTED)ted uploaded please clear

Seller Comment (2022-02-15): (REDACTED) report provided
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731627	(Redacted)			24600838			Credit	Credit	Credit Documentation	Credit	Background check is missing.		Missing for (REDACTED).				Reviewer Comment (2022-02-10): Provided	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731627	(Redacted)			24600848			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) form for the (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. XX.XXX (REDACTED). (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX (REDACTED) made, only XxXX. Second (REDACTED) (REDACTED) of XXX. XX.XX months of (REDACTED), (REDACTED) (REDACTED). XX.XXX (REDACTED). (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX (REDACTED) made, only XxXX, XX.XX months of (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731627	(Redacted)			24756253			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	#XX,XXX / XXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price + cost of improvements per application. NO prior HUD in file to confirm full cost basis.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is XXX vs XXX. (REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. XX.XXX (REDACTED). (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX (REDACTED) made, only XxXX. Second (REDACTED) (REDACTED) of XXX. XX.XX months of (REDACTED), (REDACTED) (REDACTED). XX.XXX (REDACTED). (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX (REDACTED) made, only XxXX, XX.XX months of (REDACTED). Over XXX months vs X.	Aggregator Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Client elects to waive using (REDACTED) (REDACTED)s are XXX and XXX for the respective (REDACTED). DSCR is X.XX and (REDACTED) (REDACTED) equal to XX months exclusive of X proceeds.

Reviewer Comment (2022-03-02): per client comment - (REDACTED) (REDACTED)s are XXX and XXX for the respective (REDACTED). DSCR is X.XX and (REDACTED) (REDACTED) equal to XX months exclusive of X proceeds.

Seller Comment (2022-02-28): Please consider an exception on this (REDACTED).  The property was acquired on X/XX/XXXX for XXX,XXX; per appraisal "updates i(REDACTED)lude, but are not (REDACTED) to, fresh paint, partial flooring, partial applia(REDACTED)es, roof."  The appli(REDACTED)tion states XXX,XXX in repa(REDACTED) were (REDACTED)leted.  (REDACTED)'s X (REDACTED)lculation failed to i(REDACTED)lude interest and fees paid equal to XX,XXX.XX for total cost of XXX,XXX.XX,.  Revised X is X.XX.  (REDACTED) (REDACTED) is XXX.  DSCR is X.XX and (REDACTED) (REDACTED) equal to XX months exclusive of X proceeds.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731627	(Redacted)			24967480			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative (REDACTED) score of (REDACTED) is less than Guideline representative (REDACTED) score of (REDACTED).	Updated/added XX.XX.XXXX(REDACTED)(REDACTED) XX% (REDACTED) requires a XXX minimum (REDACTED) and Xnd (REDACTED) (REDACTED) is XXX.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. XX.XXX (REDACTED). (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX (REDACTED) made, only XxXX. Second (REDACTED) (REDACTED) of XXX. XX.XX months of (REDACTED), (REDACTED) (REDACTED). XX.XXX (REDACTED). (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX (REDACTED) made, only XxXX, XX.XX months of (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-03-10): XX.XX% X. DSCR = X.XX. X History = XXX payments made, only XxXX, XX.XX months of (REDACTED). Client elects to downgrade and waive. Seller Comment (2022-03-08): XX point (REDACTED) (REDACTED) exception. Qualifying (REDACTED) is XXX, guidelines require XXX. (REDACTED)(REDACTED) factors: XX.XX% X. DSCR = X.XX. X History = XXX payments made, only XxXX			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731628	(Redacted)			24538245			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) form for the (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months vs X.	Aggregator,Owner	Reviewer Comment (2022-01-19): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731628	(Redacted)			24538250			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		The search (REDACTED) "all". Provide the detailed search for the (REDACTED) and (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner,Originator	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731628	(Redacted)			24538254			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	(REDACTED) time (REDACTED) is a X% TLV deduction from the max matrix guides.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months vs X. (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Aggregator,Owner,Originator
Reviewer Comment (2022-03-04): Client elects to waive using (REDACTED) (REDACTED) is XXX; DSCR is X.XX  Borrower has XX.XX months in (REDACTED) (REDACTED) exclusive of X.

Reviewer Comment (2022-03-04): Per client comment - (REDACTED) (REDACTED) is XXX; DSCR is X.XX  Borrower has XX.XX months in (REDACTED) (REDACTED) exclusive of X.

Seller Comment (2022-03-01): An X is requested, the X of XX.XX as opposed to the guideline of XX%.  Borrower is a f(REDACTED)t time property (REDACTED), the XX% guideline i(REDACTED)ludes a X% reduction to the standard XX%.   (REDACTED) (REDACTED) is XXX; DSCR is X.XX  Borrower has XX.XX months in (REDACTED) (REDACTED) exclusive of X.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731628	(Redacted)			24756313			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXXX,XXX = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price + cost of improvements per the application. np prior HUD in file to confirm the full cost basis.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months vs X. (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Aggregator,Owner,Originator
Reviewer Comment (2022-03-04): Client elects to waive using (REDACTED) (REDACTED) is XXX; DSCR is X.XX  Borrower has XX.XX months in (REDACTED) (REDACTED) exclusive of X.

Reviewer Comment (2022-03-04): per client comment - (REDACTED) (REDACTED) is XXX; DSCR is X.XX  Borrower has XX.XX months in (REDACTED) (REDACTED) exclusive of X.

Seller Comment (2022-03-01): Please consider an exception.  The (REDACTED) (REDACTED)lculation of X fails to i(REDACTED)lude XXX days of interest and fees on the (REDACTED) to be paid (XX,XXX.XX) .   Revised X is X.XXX.  The borrower acquired the property for XXXX,XXX on X/XX/XXXX per the title work; he added XXX,XXX in rehab and repa(REDACTED).  (REDACTED) (REDACTED) is XXX; DSCR is X.XX  Borrower has XX.XX months in (REDACTED) (REDACTED) exclusive of X.

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731631	(Redacted)			24510270			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED)X for the borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731631	(Redacted)			24510286			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) Check for both (REDACTED) and the (REDACTED) (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) SEARCH ATTACHED Seller Comment (2022-02-15): (REDACTED) search is attached Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731631	(Redacted)			24600876			Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided		Signature is redacted. Provide the un-redacted note.				Reviewer Comment (2022-02-10): Corrected note provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731631	(Redacted)			24600882			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		Signature is redacted. Provide the un-redacted (REDACTED).				Reviewer Comment (2022-02-10): corrected X provided	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731631	(Redacted)			24600892			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Agreements for both (REDACTED) are redacted. Provide the un-redacted agreements.				Reviewer Comment (2022-02-10): Corrected agreements provided	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731631	(Redacted)			24600895			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		per guides, Month-to-month (REDACTED) are permitted if the (REDACTED) tenancy is following a XX months period from initial (REDACTED) term start date OR with proof of rent collection for at (REDACTED) X consecutive months and a X.XXx (REDACTED) in (REDACTED) and a X% reduction in (REDACTED). All units do not (REDACTED) initial XX months.				Reviewer Comment (2022-02-16): Appraisal reflects (REDACTED)s amount, leases are month to month, Exception cleared. Seller Comment (2022-02-15): All units are (REDACTED) per the appraisal. There the leases and documentation show that the current month-to-month tena(REDACTED)ies are pursuant to prior leases. The guidelines do not set a (REDACTED)t on the length of time a month to month tena(REDACTED)y (REDACTED)n continue, There is no excetion, please clear this item.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731631	(Redacted)			24802974			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXX,XXX / XXXK = XXX%. Lona amount / (REDACTED)(REDACTED) price per application. No prior HUD in file to confirm full cost basis.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using (REDACTED) (REDACTED) is XXX, DSCR is X.XX and the borrower has XX.XX months in (REDACTED) (REDACTED) exclusive of closing.

Reviewer Comment (2022-03-04): Per client comment - (REDACTED) (REDACTED) is XXX, DSCR is X.XX and the borrower has XX.XX months in (REDACTED) (REDACTED) exclusive of closing.

Seller Comment (2022-03-01): Please consider an X exception on this property.   (REDACTED)'s X (REDACTED)lculation is in(REDACTED)lete.  The property was (REDACTED) on XX/XX/XXXX for XXX,XXX, the appraisal shows recent updates to the property.  The  borrower (REDACTED)leted XXX,XXX in repa(REDACTED) per t(REDACTED) documents provided.   Revised X, i(REDACTED)luding the repa(REDACTED) is X.XX.   (REDACTED) (REDACTED) is XXX, DSCR is X.XX and the borrower has XX.XX months in (REDACTED) (REDACTED) exclusive of closing.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731632	(Redacted)			24515039			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide clear (REDACTED)'s for the (REDACTED) (REDACTED) & the (REDACTED)	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is XXX vs the max of XXX.	Aggregator,Owner	Reviewer Comment (2022-02-15): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) on X attached hereto Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731632	(Redacted)			24515041			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided						Reviewer Comment (2022-02-15): Exception cleared. Seller Comment (2022-02-15): The track record report with digital signature showing the property to be (REDACTED) is attached.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731632	(Redacted)			24535573			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED)X for (REDACTED) (REDACTED) missing and is required	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is XXX vs the max of XXX.	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731632	(Redacted)			24803472			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Used prior (REDACTED)(REDACTED) price from appraisal, missing prior HUD and documented costs of improvements	The representative FICO score exceeds the guideline minimum by at least 40 points. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is XXX vs XXX. (REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is XXX vs the max of XXX. Over XX months (REDACTED) vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Aggregator,Owner Aggregator,Owner Owner,Aggregator	Reviewer Comment (2022-03-01): Client elects to waive using (REDACTED)(REDACTED) factors. Reviewer Comment (2022-03-01): Per client comment - DSCR X.XX; (REDACTED) of XX.XX months (REDACTED). (REDACTED) (REDACTED) of XXX. X is XX.X Seller Comment (2022-02-24): Property was acquired in XX/XXXX for XXXX,XXX pursuant to a foreclosure sale and li(REDACTED)ly sold below mar(REDACTED)t. The subject (REDACTED) is a Rate And Term refina(REDACTED)e and the borrower is contributing an additional XXX,XXX.XX. DSCR X.XX; (REDACTED) of XX.XX months (REDACTED). (REDACTED) (REDACTED) of XXX.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731634	(Redacted)			24503544			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	(REDACTED) date is XX/XX/XXXX and the Note date is XX/XX/XXXX	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's Experience/Track Record	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Client approved compensating factor of (REDACTED) (REDACTED) exceeding guideline requirement of XXX, no (REDACTED) and (REDACTED) (REDACTED) showing profitable (REDACTED).	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-02-16): Client approved (REDACTED)(REDACTED) factor of (REDACTED) (REDACTED) exceeding guideline requirement of XXX, no lates and business (REDACTED) statements showing profitable business. Client elects to downgrade and waive.

Buyer Comment (2022-02-16): (REDACTED) factor approved

Seller Comment (2022-02-15): The (REDACTED) report is aged XXX days.  An exception was granted for this XX day gap as this  is the per(REDACTED)ent fina(REDACTED)ing portion of a rehab-to rent transaction.   Borrower has a demonstrated record of paying all obligations as agreed (no lates) and has a XXX qualifying (REDACTED) Finally, the (REDACTED) has provided a business (REDACTED) statement showing that the business is profitable.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731634	(Redacted)			24530778			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Missing for current transaction.
Reviewer Comment (2022-03-08): Exception cleared.

Seller Comment (2022-03-03): uploaded settlement statement to clear exception

Reviewer Comment (2022-02-16): Level X exception

Reviewer Comment (2022-02-16): XX/XX/XXXX Waived i(REDACTED)orrect exception - only (REDACTED) report exp(REDACTED)tion exception waived.

Reviewer Comment (2022-02-16): Client approved (REDACTED)(REDACTED) factor of (REDACTED) (REDACTED) exceeding guideline requirement of XXX, no lates and business (REDACTED) statements showing profitable business. Client elects to downgrade and waive.

Reviewer Comment (2022-02-16): XX/XX/XXXX Reviewed closing instructions. While fees are listed, the per diem charge is bro(REDACTED)n out by a daily amount and valid until XX/XX/XXXX. There is no way to deter(REDACTED)ne the actual confirmed final disbursement date from the instructions to properly (REDACTED)lculate the final per diem interest charged/(REDACTED)lculate total of all fees charged for this transaction. Also without a final payoff amount from HUD, it is not possible to deter(REDACTED)ne exactly how much money the borrower received at closing for Xback. Need HUD showing disbursement date, total of fees charged and total Xback to borrower. Exception remains.

Reviewer Comment (2022-02-16): XX/XX/XXXX Reviewed closing instructions. While fees are listed, the per diem charge is bro(REDACTED)n out by a daily amount and valid until XX/XX/XXXX. There is no way to deter(REDACTED)ne the actual confirmed final disbursement date from the instructions to properly (REDACTED)lculate the final per diem interest charged to (REDACTED)lculate the total of all fees charged for this transaction. Also without the final payoff amount from the HUD it is not possible to deter(REDACTED)ne if the exactly how much money the borrower received at closing for Xback. Need HUD showing disbursement date, total of fees charged and total Xback to borrower. Exception remains.

Seller Comment (2022-02-16): Based upon the discussion with (REDACTED) we would ask that (REDACTED) proceed with the review of the closing instructions vs what would be available in a HUD X and then if there is a material deficit we will strive to ad(REDACTED)ess them at that time.See page XX as part of the Closing Instructions the full breakdown for the DSCR (REDACTED) is defined there. There is also (REDACTED)lete documentation of HUD from ori(REDACTED)l (REDACTED) for which this is the REFI to perm fina(REDACTED)ing. It is reasonable to accept this detail as a replacement to the HUD

Buyer Comment (2022-02-16): (REDACTED) to review the closing instructions and advise what breaks there are to the HUD, if a(REDACTED).

Seller Comment (2022-02-15): CORRECTION TO THE ABOVE - See page XX as part of the Closing Instructions the full breakdown for the DSCR (REDACTED) is defined there. There is also (REDACTED)lete documentation of HUD from ori(REDACTED)l (REDACTED) for which this is the REFI to perm fina(REDACTED)ing. It is reasonable to accept this detail as a replacement to the HUD

Seller Comment (2022-02-15): HUD is in the Clarity File on page XX
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731634	(Redacted)			24600915			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the execute (REDACTED) form for the (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731634	(Redacted)			24756421			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Added X-XX-XX - Seasoning for (REDACTED) is XXX days. Acquisition date is X-XX-XX and note date is XX-XX-XX.
Reviewer Comment (2022-03-08): Meets X

Reviewer Comment (2022-02-15): Per guides,  X Refina(REDACTED)e does not i(REDACTED)lude fina(REDACTED)ing a property without existing debt if such refina(REDACTED)e occurs within XXX days of acquisition. (REDACTED) was (REDACTED) within X months of this note with no delayed fina(REDACTED)ing. Exception remains.

Seller Comment (2022-02-15): The subject (REDACTED) amount is XXXX,XXX.  The settlement statement provided shows that the property was acquired for XXX,XXX on X/XX/XXXX for XXX.XXX., the shows repa(REDACTED) and rehab of XXX,XXX.  A (REDACTED) to refina(REDACTED)e short term debt and re(REDACTED)urse costs of improvements to the property is not considered X.  THe seasoning rule does not apply
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731635	(Redacted)			24527136			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) form for the (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months vs X.	Aggregator,Owner	Reviewer Comment (2022-01-18): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731635	(Redacted)			24527137			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Search (REDACTED) "all". Provide detailed search for the (REDACTED) and (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months vs X.	Aggregator,Owner	Reviewer Comment (2022-02-15): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) Seller Comment (2022-02-15): (REDACTED) now attached Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731635	(Redacted)			24756440			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXXXK = XXX%. (REDACTED) amount + cost of improvements per application. No prior HUD in file to confirm full cost basis.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Over XX months vs X.	Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using (REDACTED) (REDACTED) is XXX. DSCR is X.XX and borrower had XX.XX months in (REDACTED) exclusive of the X proceeds of the (REDACTED).

Reviewer Comment (2022-03-04): Per client comment - (REDACTED) (REDACTED) is XXX. DSCR is X.XX and borrower had XX.XX months in (REDACTED) exclusive of the X proceeds of the (REDACTED).

Seller Comment (2022-03-01): Please consider an exception on this (REDACTED).  The borrower acquired the property in April XXXX for XXXX,XXX and added XXX,XXX in repa(REDACTED) and renovations.  The (REDACTED) (REDACTED)lculation of X failed to i(REDACTED)lude XX.XXX.XX in interest paid on the (REDACTED) (REDACTED) refina(REDACTED)ed.   Revised X is X.XXX.   (REDACTED) (REDACTED) is  XXX.  DSCR is X.XX and borrower had XX months in (REDACTED) exclusive of the X proceeds of the (REDACTED).

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731636	(Redacted)			24503990			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide Clear (REDACTED)'s for the (REDACTED) (REDACTED) & the (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) for X attached Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731636	(Redacted)			24504003			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide fully executed Form (REDACTED)X for the (REDACTED) (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731636	(Redacted)			24600922			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		per guides, Month-to-month (REDACTED) are permitted if the (REDACTED) tenancy is following a XX months period from initial (REDACTED) term start date OR with proof of rent collection for at (REDACTED) X consecutive months and a X.XXx (REDACTED) in (REDACTED) and a X% reduction in (REDACTED). (REDACTED) initial term is less than XX months.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner
Reviewer Comment (2022-02-16): Client (REDACTED)(REDACTED) factors - The property was initially (REDACTED) by this borrower on X/XX/XX and the lease began in (REDACTED) , XXXX. Qualifying (REDACTED) of XXX. client elects to downgrade and waive.

Buyer Comment (2022-02-16): (REDACTED)(REDACTED) factor approved

Seller Comment (2022-02-15): We agree that the guidelines for a month to month conversion require a initial term of XX months and that the lease on this property is only X months of initial duration but we made an exception for this issue as this (REDACTED) was an initial (REDACTED) to renovate to lease and therefore the duration only allowed for this time period. The property was initially (REDACTED) by this borrower on X/XX/XX and the lease began in (REDACTED) , XXXX. Qualifying (REDACTED) of XXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731636	(Redacted)			24756463			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXX,XXX / XXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per the appraisal. NO prior HUD in file to confirm the full cost basis.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. Over XX moths (REDACTED) vs X.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-02): Client waives

Reviewer Comment (2022-03-01): Per seller comment - (REDACTED) (REDACTED) is XXX (XX points above guideline).  DSCR is X.XX and borrower has XX.XX months of (REDACTED) (REDACTED). X is XX.XX

Reviewer Comment (2022-03-01): Per seller comment -  X is XX.XX%.  Borrower (REDACTED) (REDACTED) is XXX. DSCR is X.XX.  (REDACTED) (REDACTED) of XXX months. X is XX.XX

Seller Comment (2022-02-25): An exception is requested. The borrower (REDACTED) the property on X/XX/XXXX for XXX,XXX for (REDACTED)sh; proceeds on this (REDACTED) are XXX.XXX.XX so borrower is essentially recouping Xpaid to (REDACTED)..  There is no evide(REDACTED)e of improvements to the property si(REDACTED)e time of (REDACTED), borrower appears to (REDACTED) (REDACTED) the property below mar(REDACTED)t.  X is XX.XX%.  Borrower (REDACTED) (REDACTED) is XXX. DSCR is X.XX.  (REDACTED) (REDACTED) of XXX months.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731637	(Redacted)			24532653			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide clear (REDACTED)'s for the (REDACTED) (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points.
Client compensating factors - An exception was made for the missing XXX.XX of (REDACTED) to be verified. The (REDACTED) of (REDACTED) transcript shows the statement information as on (REDACTED) as well as updated (REDACTED) through (REDACTED)-  The (REDACTED) balance is XXXX.XX of which XXXX is a (REDACTED)  (REDACTED) transfer of XXXX to cover the security deposit for the (REDACTED).   Although short a full XX days (not XX as claimed by (REDACTED) the risk of granting an exception is minimal as all but XXX.XX is fully documented.  (REDACTED) full statements on the  (REDACTED) (REDACTED) (REDACTED) were provided. In addition, a year to date statement while not a perfected X months in XX day increments is reasonable if (REDACTED) is what was (REDACTED) for the underwriting of the (REDACTED). XX.XX (REDACTED) The (REDACTED) is a (REDACTED) (REDACTED) agent with XX years in the (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and the (REDACTED) (REDACTED) consists of XX (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains (REDACTED) in the amount of XXX,XXX.XX that when divided by the (REDACTED) of XXXXX.XX results in X.XXX (REDACTED) (REDACTED) when X months are required for the transaction. Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Reviewer Comment (2022-02-15): Received for X, (REDACTED)ssing for (REDACTED) Seller Comment (2022-02-15): (REDACTED) for X attached.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731637	(Redacted)			24532672			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed form (REDACTED)X for the (REDACTED) (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points.
Client compensating factors - An exception was made for the missing XXX.XX of (REDACTED) to be verified. The (REDACTED) of (REDACTED) transcript shows the statement information as on (REDACTED) as well as updated (REDACTED) through (REDACTED)-  The (REDACTED) balance is XXXX.XX of which XXXX is a (REDACTED)  (REDACTED) transfer of XXXX to cover the security deposit for the (REDACTED).   Although short a full XX days (not XX as claimed by (REDACTED) the risk of granting an exception is minimal as all but XXX.XX is fully documented.  (REDACTED) full statements on the  (REDACTED) (REDACTED) (REDACTED) were provided. In addition, a year to date statement while not a perfected X months in XX day increments is reasonable if (REDACTED) is what was (REDACTED) for the underwriting of the (REDACTED). XX.XX (REDACTED) The (REDACTED) is a (REDACTED) (REDACTED) agent with XX years in the (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and the (REDACTED) (REDACTED) consists of XX (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains (REDACTED) in the amount of XXX,XXX.XX that when divided by the (REDACTED) of XXXXX.XX results in X.XXX (REDACTED) (REDACTED) when X months are required for the transaction. Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-02-15): Waived Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731637	(Redacted)			24532882			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Lender to provide most recent complete (REDACTED) (REDACTED) for (REDACTED) XXXX. A (REDACTED) printout was provided in the docs. Guides require the (REDACTED) (REDACTED), (REDACTED) number and (REDACTED) type. Guides require X months consecutive (REDACTED) within XX days from the note.	The representative FICO score exceeds the guideline minimum by at least 40 points.
Client compensating factors - An exception was made for the missing XXX.XX of (REDACTED) to be verified. The (REDACTED) of (REDACTED) transcript shows the statement information as on (REDACTED) as well as updated (REDACTED) through (REDACTED)-  The (REDACTED) balance is XXXX.XX of which XXXX is a (REDACTED)  (REDACTED) transfer of XXXX to cover the security deposit for the (REDACTED).   Although short a full XX days (not XX as claimed by (REDACTED) the risk of granting an exception is minimal as all but XXX.XX is fully documented.  (REDACTED) full statements on the  (REDACTED) (REDACTED) (REDACTED) were provided. In addition, a year to date statement while not a perfected X months in XX day increments is reasonable if (REDACTED) is what was (REDACTED) for the underwriting of the (REDACTED). XX.XX (REDACTED) The (REDACTED) is a (REDACTED) (REDACTED) agent with XX years in the (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and the (REDACTED) (REDACTED) consists of XX (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains (REDACTED) in the amount of XXX,XXX.XX that when divided by the (REDACTED) of XXXXX.XX results in X.XXX (REDACTED) (REDACTED) when X months are required for the transaction. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-02-16): Client (REDACTED)(REDACTED) factors - An exception was made for the (REDACTED)ssing XXX.XX of funds to be verified. The (REDACTED) of (REDACTED)a transcript shows the statement information as on XX/XX/XXXX as well as updated history through XX/XX/XXXX-  The current bala(REDACTED)e is XXXX.XX of which XXXX is a confirmed  (REDACTED) transfer of XXXX to cover the security deposit for the (REDACTED).   Although short a full XX days (not XX as claimed by (REDACTED)) the risk of granting an exception is (REDACTED)nimal as all but XXX.XX is fully documented.  (REDACTED) full statements on the  (REDACTED) (REDACTED) X were provided. In addition, a year to date statement while not a perfected X months in XX day i(REDACTED)rements is reasonable if this is what was used for the underwriting of the (REDACTED), client elects to downgrade and waive.

Buyer Comment (2022-02-16): (REDACTED)(REDACTED) factor approved

Seller Comment (2022-02-15): An exception was made for the (REDACTED)ssing XXX.XX of funds to be verified. The (REDACTED) of (REDACTED)a transcript shows the statement information as on XX/XX/XXXX as well as updated history through XX/XX/XXXX-  The current bala(REDACTED)e is XXXX.XX of which XXXX is a confirmed  (REDACTED) transfer of XXXX to cover the security deposit for the (REDACTED).   Although short a full XX days (not XX as claimed by (REDACTED)) the risk of granting an exception is (REDACTED)nimal as all but XXX.XX is fully documented.  (REDACTED) full statements on the  (REDACTED) (REDACTED) X were provided. In addition, a year to date statement while not a perfected X months in XX day i(REDACTED)rements is reasonable if this is what was used for the underwriting of the (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731637	(Redacted)			24532894			Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Lender to provide fully executed final HUD-X, closing (REDACTED) or CD .				Reviewer Comment (2022-02-22): XX/XX/XXXX HUD received and info updated. Seller Comment (2022-02-18): Final HUD uploaded Seller Comment (2022-02-16): Pending receipt of the documentation from (REDACTED)(REDACTED) - its been outstanding Xver XX days - requested again	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731637	(Redacted)			24533011			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		(REDACTED) provided are (REDACTED) #XXXX and (REDACTED) #XXXX.				Reviewer Comment (2022-03-16): XX/XX/XXXX Based on updated gu(REDACTED)(REDACTED)e. (REDACTED)n now use X for (REDACTED) if other assets in file. Other assets confirmed. Meets requirements. Seller Comment (2022-03-16): The proceeds of this X refina(REDACTED)e were XXX,XXX.XX equal to X.XX months of (REDACTED) (REDACTED). Please clear this exception. Seller Comment (2022-02-16): Awaiting documentation from (REDACTED)(REDACTED) - been outstanding over XX days and requested again	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731637	(Redacted)			24600937			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guides, Month-to-month (REDACTED) are permitted if the (REDACTED) tenancy is following a XX months period from initial (REDACTED) term start date OR with proof of rent collection for at (REDACTED) X consecutive months and a X.XXx (REDACTED) in (REDACTED) and a X% reduction in (REDACTED). (REDACTED) doesn't (REDACTED) an initial XX-month term.	The representative FICO score exceeds the guideline minimum by at least 40 points.
Client compensating factors - An exception was made for the missing XXX.XX of (REDACTED) to be verified. The (REDACTED) of (REDACTED) transcript shows the statement information as on (REDACTED) as well as updated (REDACTED) through (REDACTED)-  The (REDACTED) balance is XXXX.XX of which XXXX is a (REDACTED)  (REDACTED) transfer of XXXX to cover the security deposit for the (REDACTED).   Although short a full XX days (not XX as claimed by (REDACTED) the risk of granting an exception is minimal as all but XXX.XX is fully documented.  (REDACTED) full statements on the  (REDACTED) (REDACTED) (REDACTED) were provided. In addition, a year to date statement while not a perfected X months in XX day increments is reasonable if (REDACTED) is what was (REDACTED) for the underwriting of the (REDACTED). XX.XX (REDACTED) The (REDACTED) is a (REDACTED) (REDACTED) agent with XX years in the (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and the (REDACTED) (REDACTED) consists of XX (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains (REDACTED) in the amount of XXX,XXX.XX that when divided by the (REDACTED) of XXXXX.XX results in X.XXX (REDACTED) (REDACTED) when X months are required for the transaction. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-04-04): XX.XX X The (REDACTED) is a licensed X agent with XX years in the (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and the (REDACTED) report consists of XX Xs of which X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets in the amount of XXX,XXX.XX that when divided by the (REDACTED) of XXXXX.XX results in X.XXX (REDACTED) (REDACTED) when X months are required for the transaction. Client elects to downgrade and waive.

Seller Comment (2022-03-31): We believe a lease exception is reasonable on this (REDACTED). XX.XX X The (REDACTED) is a licensed X agent with XX years in the (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and the (REDACTED) report consists of XX Xs of which X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets in the amount of XXX,XXX.XX that when divided by the (REDACTED) of XXXXX.XX results in X.XXX (REDACTED) (REDACTED) when X months are required for the transaction.

Reviewer Comment (2022-03-16): XX/XX/XXXX Awaiting proof of rent collection for X months.

Seller Comment (2022-03-16): reviewed

Seller Comment (2022-02-16): Requested additional information from (REDACTED)(REDACTED) - await response
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731637	(Redacted)			24600945			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of (REDACTED) does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) (REDACTED).	(REDACTED) is X.XX due to the lese not having an initial XX-month term of X months proof of rent payments.	The representative FICO score exceeds the guideline minimum by at least 40 points.
Client compensating factors - An exception was made for the missing XXX.XX of (REDACTED) to be verified. The (REDACTED) of (REDACTED) transcript shows the statement information as on (REDACTED) as well as updated (REDACTED) through (REDACTED)-  The (REDACTED) balance is XXXX.XX of which XXXX is a (REDACTED)  (REDACTED) transfer of XXXX to cover the security deposit for the (REDACTED).   Although short a full XX days (not XX as claimed by (REDACTED) the risk of granting an exception is minimal as all but XXX.XX is fully documented.  (REDACTED) full statements on the  (REDACTED) (REDACTED) (REDACTED) were provided. In addition, a year to date statement while not a perfected X months in XX day increments is reasonable if (REDACTED) is what was (REDACTED) for the underwriting of the (REDACTED). XX.XX (REDACTED) The (REDACTED) is a (REDACTED) (REDACTED) agent with XX years in the (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and the (REDACTED) (REDACTED) consists of XX (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains (REDACTED) in the amount of XXX,XXX.XX that when divided by the (REDACTED) of XXXXX.XX results in X.XXX (REDACTED) (REDACTED) when X months are required for the transaction. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-04-04): XX.XX X The (REDACTED) is a licensed X agent with XX years in the (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and the (REDACTED) report consists of XX Xs of which X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets in the amount of XXX,XXX.XX that when divided by the (REDACTED) of XXXXX.XX results in X.XXX (REDACTED) (REDACTED) when X months are required for the transaction. Client elects to downgrade and waive.

Seller Comment (2022-03-31): We believe a .X DSCR exception is reasonable on this (REDACTED). - XX.XX X The (REDACTED) is a licensed X agent with XX years in the (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and the (REDACTED) report consists of XX Xs of which X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets in the amount of XXX,XXX.XX that when divided by the (REDACTED) of XXXXX.XX results in X.XXX (REDACTED) (REDACTED) when X months are required for the transaction.

Reviewer Comment (2022-03-16): XX/XX/XXXX Seller reviewing.

Seller Comment (2022-03-16): reviewed

Seller Comment (2022-02-16): Await additional information from (REDACTED)(REDACTED) to proceed to respond
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731637	(Redacted)			24803473			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED), used prior (REDACTED)(REDACTED) price and cost of improvements from application	The representative FICO score exceeds the guideline minimum by at least 40 points.
Client compensating factors - An exception was made for the missing XXX.XX of (REDACTED) to be verified. The (REDACTED) of (REDACTED) transcript shows the statement information as on (REDACTED) as well as updated (REDACTED) through (REDACTED)-  The (REDACTED) balance is XXXX.XX of which XXXX is a (REDACTED)  (REDACTED) transfer of XXXX to cover the security deposit for the (REDACTED).   Although short a full XX days (not XX as claimed by (REDACTED) the risk of granting an exception is minimal as all but XXX.XX is fully documented.  (REDACTED) full statements on the  (REDACTED) (REDACTED) (REDACTED) were provided. In addition, a year to date statement while not a perfected X months in XX day increments is reasonable if (REDACTED) is what was (REDACTED) for the underwriting of the (REDACTED). XX.XX (REDACTED) The (REDACTED) is a (REDACTED) (REDACTED) agent with XX years in the (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and the (REDACTED) (REDACTED) consists of XX (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains (REDACTED) in the amount of XXX,XXX.XX that when divided by the (REDACTED) of XXXXX.XX results in X.XXX (REDACTED) (REDACTED) when X months are required for the transaction. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-04-04): XX.XX X The (REDACTED) is a licensed X agent with XX years in the (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and the (REDACTED) report consists of XX Xs of which X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets in the amount of XXX,XXX.XX that when divided by the (REDACTED) of XXXXX.XX results in X.XXX (REDACTED) (REDACTED) when X months are required for the transaction. Client elects to downgrade and waive.

Reviewer Comment (2022-04-04): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Seller Comment (2022-03-31): X exception, the prperty was (REDACTED) on quit claim deed transfer on XX/XX/XXXX for XXXX. However, the appli(REDACTED)tion shows ori(REDACTED)l cost of XXX,XXX with improvements of XXXX,XXX. The note amount is XXXX,XXX. There is no scope of work or receipts to show the actual amount of improvements made. The appraisal comments i(REDACTED)lude that the (REDACTED)chen was remodeled less than X year and so were bathrooms. The property is in good overall condition and appraiser states "home has been (REDACTED)leted renovated." (REDACTED)(REDACTED) Factors for the consideration of exceptions for the transaction are:  The (REDACTED) is a licensed X agent with XX years in the (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and the (REDACTED) report consists of XX Xs of which X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets in the amount of XXX,XXX.XX that when divided by the (REDACTED) of XXXXX.XX results in X.XXX (REDACTED) (REDACTED) when X months are required for the transaction. The DSCR on the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731639	(Redacted)			24500472			Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	-	Missing (REDACTED) for (REDACTED) and (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Originator,Owner	Reviewer Comment (2022-02-15): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) search on the X is attached, Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731639	(Redacted)			24527091			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) form for the (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. over XX months vs X.	Originator,Owner Aggregator,Owner	Reviewer Comment (2022-01-19): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731639	(Redacted)			24538480			Credit	Guideline	Guideline Issue	Guideline	Unacceptable assets were used for closing or reserves.		(REDACTED) (REDACTED) used for closing, (REDACTED) (REDACTED), do not (REDACTED) the (REDACTED) in the file.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. over XX months vs X.	Originator,Owner Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using The (REDACTED) (REDACTED)s for the members of the borrowing X are XXX and XXX.  DSCR is X.XX and borrower has XX.XX months of documented (REDACTED).

Reviewer Comment (2022-03-04): per client comment - The (REDACTED) (REDACTED)s for the members of the borrowing X are XXX and XXX.  DSCR is X.XX and borrower has XX.XX months of documented (REDACTED).

Seller Comment (2022-03-01): Please review this exception.  There are sufficient (REDACTED).    As noted by (REDACTED), the file contains (REDACTED) Statements for (REDACTED) (along with a HUD-X on the sale of a prior (REDACTED) property with proceeds of XXX, XXX.XX to (REDACTED).  Although (REDACTED)is not our Borrowing X, the background check provided confirms that this (REDACTED)a(REDACTED) is owned by our (REDACTED) and the (REDACTED) executed the settlement statement on the prior property on behalf of (REDACTED).   The (REDACTED) on this (REDACTED) are derived from the X proceeds of XXX,XXX.XX equal to XX months of (REDACTED) (REDACTED).

Reviewer Comment (2022-02-16): Per email from Nov. XXXX - The guidelines are silent,  as we do not want a hard and fast rule of using X as the only (REDACTED). We generally do not li(REDACTED) to see XXX% of the (REDACTED) be from X. The only assets in the file are for this X. No other assets to use for (REDACTED). Exception remains.

Seller Comment (2022-02-15): The Underwriting guidelines do not restrict the X proceeds (REDACTED) used as (REDACTED). Borrower took XXXX,XXX.XX this is more then sufficient to cover the reserve requirement of the (REDACTED) versus using the (REDACTED) statements for the borrowers other X. Please remove the exception.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731639	(Redacted)			24756501			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per appraisal. NO prior HUD in file to confirm full cost basis.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. over XX months vs X.	Originator,Owner Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using The (REDACTED) (REDACTED)s for the members of the borrowing X are XXX and XXX.  DSCR is X.XX and borrower has XX.XX months of documented (REDACTED).

Reviewer Comment (2022-03-04): Per client comment - The (REDACTED) (REDACTED)s for the members of the borrowing X are XXX and XXX.  DSCR is X.XX and borrower has XX.XX months of documented (REDACTED).

Seller Comment (2022-03-01): Please consider an exception.  The property was acquired on X/X/XXXX for XXX,XXX.  At least one of the units was fully renovated.  The full cost is unknown, however, the amount due on the renovation (REDACTED) is XXXX,XXX.XX.  (REDACTED)'s X (REDACTED)lculation failed to i(REDACTED)lude the full amount of the renovation (REDACTED) to be paid.  Revised X is X.XX based (REDACTED)ly on the documentation contained in the (REDACTED) file.  The (REDACTED) (REDACTED)s for the members of the borrowing X are XXX and XXX.  DSCR is X.XX and borrower has XX months of documented (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731639	(Redacted)			24756506			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	A X% (REDACTED) deduction for (REDACTED) was used.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Originator,Owner
Reviewer Comment (2022-03-02): Client elects to waive using Seller (REDACTED)(REDACTED) factors approved from client, which are (REDACTED) and (REDACTED). The track record in file doesn't state the borrower has property (REDACTED)agement (REDACTED) but is (REDACTED)(REDACTED)aged. The reason the X XX% is due to lack of (REDACTED)(REDACTED)aged X years (REDACTED). X refi range for (REDACTED) XXX-XXX, m(REDACTED) X is XX%, and X% X deduction due to (REDACTED), per guides. a (REDACTED) (REDACTED)(REDACTED) factor, is (REDACTED) (REDACTED) greater than XX points above guideline (REDACTED)nimum. (REDACTED)nimum (REDACTED) (REDACTED) for X of XX% is XXX-XXX, per matrix. (REDACTED) (REDACTED) is XX points from the (REDACTED)nimum required (REDACTED). Exception remains.

Seller Comment (2022-03-01): Please review this exception.  Buyer previously approved but (REDACTED) has not cleared.   A (REDACTED) sore of XXX is required for a X refina(REDACTED)e at XX% X. There are (REDACTED) members of the Borrowing X,  (REDACTED) with a (REDACTED) (REDACTED) of XXX and (REDACTED), with a (REDACTED) (REDACTED) of XXX. The strength of the primary (REDACTED) is sufficient to support a X point (REDACTED) (REDACTED) exception.     The borrower's property (REDACTED)agement (REDACTED) is documented via the background report which shows numerous X and property (REDACTED)agement firms owned by the (REDACTED).  (REDACTED) refusal to clear appears to be based (REDACTED)ly on the fact that the borrower did not list his (REDACTED) on the Track Record report.  The track record report is not a required document; the required information is contained elsewhere in the (REDACTED) file.

Reviewer Comment (2022-02-16): Seller (REDACTED)(REDACTED) factors approved from client, which are (REDACTED) and (REDACTED). The track record in file doesn't state the borrower has property (REDACTED)agement (REDACTED) but is (REDACTED)(REDACTED)aged. The reason the X XX% is due to lack of (REDACTED)(REDACTED)aged X years (REDACTED). X refi range for (REDACTED) XXX-XXX, m(REDACTED) X is XX%, and X% X deduction due to (REDACTED), per guides. a (REDACTED) (REDACTED)(REDACTED) factor, is (REDACTED) (REDACTED) greater than XX points above guideline (REDACTED)nimum. (REDACTED)nimum (REDACTED) (REDACTED) for X of XX% is XXX-XXX, per matrix. (REDACTED) (REDACTED) is XX points from the (REDACTED)nimum required (REDACTED). Exception remains.

Buyer Comment (2022-02-16): (REDACTED)(REDACTED) factor approved

Seller Comment (2022-02-15): An exception was made for the X point differe(REDACTED)e in (REDACTED) (REDACTED) to qualify for the X. This is offset by the primary (REDACTED) X point (REDACTED) (REDACTED)  of XXX (XX points ABOVE the requirement). IN addition, the (REDACTED) exceeds the required (REDACTED) tier with the (REDACTED) (REDACTED) a property (REDACTED)agement (REDACTED)a(REDACTED) operator.

Seller Comment (2022-02-15): No reduction in X based on (REDACTED) is required on this (REDACTED)  as there is not an (REDACTED) deficit. The (REDACTED) has owned and operated a Property (REDACTED)agement firm si(REDACTED)e at least XXXX; the corporate documents for this X are in the Clarity File. This is sufficient to meet the (REDACTED) of X or more years. (REDACTED) please confirm agreement as (REDACTED) has pushed this back previously.

Reviewer Comment (2022-02-15): per seller, waiting on exception approval

Seller Comment (2022-02-15): Exception for X point (REDACTED) (REDACTED) varia(REDACTED)e to follow

Seller Comment (2022-02-15): Exception for the remaining X point (REDACTED) (REDACTED) exception to follow

Seller Comment (2022-02-15): No reduction in X based on (REDACTED) is required.  The (REDACTED) has owned and operated a Property (REDACTED)agement firm si(REDACTED)e at least XXXX; the corporate documents are attached.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731640	(Redacted)			24500026			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing form (REDACTED)X for (REDACTED), (REDACTED) doc is required, XXXX (REDACTED) return page X of return will not suffice.
Reviewer Comment (2022-03-15): Client- Obviously it's dated after note date. Even with the XXXX dated prior to closing that also shows the same (REDACTED) and was prepared by a paid CPA as indi(REDACTED)ted at the bottom of Clarity page number XXX. Based on client's notes, exception cleared.

Reviewer Comment (2022-03-11): XX/XX/XXXX Client to review and approve a post-closing W-X (Not date XX/XX/XXXX and W-X dated XX/XX/XXXX.

Seller Comment (2022-03-10): Executed WX uploaded

Reviewer Comment (2022-03-10): Client requires a Xrd party verifi(REDACTED)tion. Exception remains.

Seller Comment (2022-03-03): The (REDACTED) of the Borrower (REDACTED)n be val(REDACTED)ted by page X of the XXXX Business T(REDACTED) return found in the file on Clarity - we should consider an exception to waive based on this data.

Reviewer Comment (2022-03-03): XX/XX/XXXX (REDACTED) needs to be verified through (REDACTED) or on Form W-X with a signed certifi(REDACTED)tion. Exception remains.

Seller Comment (2022-02-16): The (REDACTED) of the Borrower (REDACTED)n be val(REDACTED)ted by page X of the XXXX Business T(REDACTED) return found in the file on Clarity - we should consider an exception to waive based on this data.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731640	(Redacted)			24600897			Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided		Signature is redacted, need an un-redacted copy.				Reviewer Comment (2022-02-10): Correct note provided	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731640	(Redacted)			24600909			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) = XXX. (REDACTED) (REDACTED) = XXX (REDACTED) made with XxXX. XX.XX months of (REDACTED). Client approves the downgrade adn waive.	Originator,Owner	Reviewer Comment (2022-02-15): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) attached Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731640	(Redacted)			24803176			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per application. No prior HUD in file to confirm full cost basis.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) = XXX. (REDACTED) (REDACTED) = XXX (REDACTED) made with XxXX. XX.XX months of (REDACTED). Client approves the downgrade adn waive.	Originator,Owner	Reviewer Comment (2022-03-10): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X = XX%. X History = XXX payments made with XxXX. XX.XX months of (REDACTED). Client approves the downgrade adn waive. Seller Comment (2022-03-09): X.XXXXX X exception. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X = XX%. X History = XXX payments made with XxXX.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731641	(Redacted)			24537179			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED)X for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-25): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731641	(Redacted)			24537354			Credit	Missing Document	General	Missing Document	One or more of your documents was not signed and dated by the borrower(s).		Note, security instrument and Certificate of (REDACTED) (REDACTED)(REDACTED) signature is redacted. Provide a fully signed and dated note, security instrument and Certificate of (REDACTED) (REDACTED)(REDACTED) for subject (REDACTED).				Reviewer Comment (2022-02-10): Corrected documents provided	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731641	(Redacted)			24537659			Credit	Fix and Flip	General	Fix and Flip	The Non-Owner Occupied Certification was not signed by all required borrowers and thus casts doubt on the business purpose of the loan.		Signature is redacted. Need fully signed and dated form that is not redacted.				Reviewer Comment (2022-02-10): Corrected document provided	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731641	(Redacted)			24600931			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Missing (REDACTED) can sign on behalf of the borrowing (REDACTED).				Reviewer Comment (2022-02-23): Exception cleared. Seller Comment (2022-02-22): (REDACTED) Member (REDACTED). Corporate Resolution not required. Reviewer Comment (2022-02-16): A corporate resolution signed at closing for this (REDACTED) is (REDACTED)ssing. Seller Comment (2022-02-15): (REDACTED) hold an XX% interest in the X, per paragraphs X.X and X.X of the Operating Agreement, members holding the majority interest (REDACTED)n approve an action on behalf of the X. (REDACTED) (REDACTED)ship interest exceeds XX% and would be considered a majority- no further documentation is required..	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731641	(Redacted)			24756543			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXXX,XXX = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price + cost of improvements per application. No prior HUD in file for full cost basis.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner
Reviewer Comment (2022-03-02): Client waives

Reviewer Comment (2022-03-01): Per client comment -(REDACTED) (REDACTED) is XXX (XX points above guideline).  DSCR is X.XX and borrower has XX.XX months of (REDACTED) (REDACTED). X is XX.XX

Seller Comment (2022-02-25): An exception is requested.  (REDACTED)'s X (REDACTED)lculation is in(REDACTED)lete.  The borrower (REDACTED) the property in X/XX/XXXX and (REDACTED)leted renovations.   The ori(REDACTED)l (REDACTED) money/renovation (REDACTED) was XXXX,XXX.  The borrower has paid XXX,XXX.XX in interest and fees on that (REDACTED).   Total documented cost is XXXX.XXX.XX for a revised X of X.XXX.  Borrower is essentially recouping costs.   (REDACTED) (REDACTED) is XXX (XX points above guideline).  DSCR is X.XX and borrower has XX.XX months of (REDACTED) (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731643	(Redacted)			24536945			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing a detailed search for the (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-15): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) attached Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731643	(Redacted)			24600962			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided						Reviewer Comment (2022-02-15): exception cleared Seller Comment (2022-02-15): (REDACTED) uploaded Seller Comment (2022-02-15): Cert of Good Standing attached	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731643	(Redacted)			24600963			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) form for the (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731644	(Redacted)			24499130			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed (REDACTED)X for the (REDACTED) (REDACTED)	Borrower's Experience/Track Record
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form.  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears to be supported by the data on the (REDACTED) (REDACTED). The (REDACTED) reflects X (REDACTED) of which X is a (REDACTED) with XX months successful payment (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The property (REDACTED) (REDACTED) documentation in the (REDACTED) file reflects (REDACTED) (X) properties owned but does not outline the length of time. The (REDACTED) listed on the (REDACTED) (REDACTED) shows opened XX/XXXX. The (REDACTED) provided (REDACTED) from (REDACTED) (REDACTED) (REDACTED) (REDACTED) listing a (REDACTED) and (REDACTED) with a total ending balance of XX,XXX.XX or XX.XX months (REDACTED) (REDACTED) post-closing (XX,XXX.XX/XXXX.XX=XX.XX months). Client approves the down grade.
																Owner,Aggregator	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731644	(Redacted)			24600982			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing a detailed search for the (REDACTED).	Borrower's Experience/Track Record
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form.  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears to be supported by the data on the (REDACTED) (REDACTED). The (REDACTED) reflects X (REDACTED) of which X is a (REDACTED) with XX months successful payment (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The property (REDACTED) (REDACTED) documentation in the (REDACTED) file reflects (REDACTED) (X) properties owned but does not outline the length of time. The (REDACTED) listed on the (REDACTED) (REDACTED) shows opened XX/XXXX. The (REDACTED) provided (REDACTED) from (REDACTED) (REDACTED) (REDACTED) (REDACTED) listing a (REDACTED) and (REDACTED) with a total ending balance of XX,XXX.XX or XX.XX months (REDACTED) (REDACTED) post-closing (XX,XXX.XX/XXXX.XX=XX.XX months). Client approves the down grade.
																Owner,Aggregator	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) attached Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731644	(Redacted)			24600983			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	a X% TLV deduction was added due to less than X years (REDACTED). Track record and background check do not (REDACTED) years of (REDACTED).	Borrower's Experience/Track Record
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form.  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears to be supported by the data on the (REDACTED) (REDACTED). The (REDACTED) reflects X (REDACTED) of which X is a (REDACTED) with XX months successful payment (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The property (REDACTED) (REDACTED) documentation in the (REDACTED) file reflects (REDACTED) (X) properties owned but does not outline the length of time. The (REDACTED) listed on the (REDACTED) (REDACTED) shows opened XX/XXXX. The (REDACTED) provided (REDACTED) from (REDACTED) (REDACTED) (REDACTED) (REDACTED) listing a (REDACTED) and (REDACTED) with a total ending balance of XX,XXX.XX or XX.XX months (REDACTED) (REDACTED) post-closing (XX,XXX.XX/XXXX.XX=XX.XX months). Client approves the down grade.
																Owner,Aggregator
Reviewer Comment (2022-02-24): he (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears to be supported by the data on the (REDACTED) report. The report reflects X Xs of which X is a X with XX months successful payment history. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The property (REDACTED)agement (REDACTED) documentation in the (REDACTED) file reflects (REDACTED) (X) properties owned but does not outline the length of time. The X listed on the (REDACTED) report shows opened XX/XXXX. The (REDACTED) provided assets from (REDACTED) (REDACTED) (REDACTED) Xs listing a (REDACTED) and (REDACTED) with a total ending bala(REDACTED)e of XX,XXX.XX or XX.XX months (REDACTED) (REDACTED) post-closing (XX,XXX.XX/XXXX.XX=XX.XX months). Client approves the down grade.

Seller Comment (2022-02-16): X.XX%  X Exception - the following are the (REDACTED)(REDACTED) factors  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears to be supported by the data on the (REDACTED) report. The report reflects X Xs of which X is a X with XX months successful payment history. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The property (REDACTED)agement (REDACTED) documentation in the (REDACTED) file reflects (REDACTED) (X) properties owned but does not outline the length of time. The X listed on the (REDACTED) report shows opened XX/XXXX. The (REDACTED) provided assets from (REDACTED) (REDACTED) (REDACTED) Xs listing a (REDACTED) and (REDACTED) with a total ending bala(REDACTED)e of XX,XXX.XX or XX.XX months (REDACTED) (REDACTED) post-closing (XX,XXX.XX/XXXX.XX=XX.XX months). In addition to his X (REDACTED), the (REDACTED)'s appli(REDACTED)tion showed that he has additional (REDACTED) from work as a t(REDACTED)i (REDACTED)iver. For these reasons, please consider the exception required for the subject transaction.

Seller Comment (2022-02-16): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731644	(Redacted)			24769016			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXX,XXX / XXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per the appraisal.	Borrower's Experience/Track Record
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form.  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears to be supported by the data on the (REDACTED) (REDACTED). The (REDACTED) reflects X (REDACTED) of which X is a (REDACTED) with XX months successful payment (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The property (REDACTED) (REDACTED) documentation in the (REDACTED) file reflects (REDACTED) (X) properties owned but does not outline the length of time. The (REDACTED) listed on the (REDACTED) (REDACTED) shows opened XX/XXXX. The (REDACTED) provided (REDACTED) from (REDACTED) (REDACTED) (REDACTED) (REDACTED) listing a (REDACTED) and (REDACTED) with a total ending balance of XX,XXX.XX or XX.XX months (REDACTED) (REDACTED) post-closing (XX,XXX.XX/XXXX.XX=XX.XX months). Client approves the down grade.
																Owner,Aggregator
Reviewer Comment (2022-02-24): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears to be supported by the data on the (REDACTED) report. The report reflects X Xs of which X is a X with XX months successful payment history. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The property (REDACTED)agement (REDACTED) documentation in the (REDACTED) file reflects (REDACTED) (X) properties owned but does not outline the length of time. The X listed on the (REDACTED) report shows opened XX/XXXX. The (REDACTED) provided assets from (REDACTED) (REDACTED) (REDACTED) Xs listing a (REDACTED) and (REDACTED) with a total ending bala(REDACTED)e of XX,XXX.XX or XX.XX months (REDACTED) (REDACTED) post-closing (XX,XXX.XX/XXXX.XX=XX.XX months). Client elects to downgrade and waive.

Reviewer Comment (2022-02-24): Client to review and approve.

Seller Comment (2022-02-16): The (REDACTED) was ori(REDACTED)ted to (REDACTED)(REDACTED)'s Underwriting Guidelines and they do not (REDACTED) the X (REDACTED)onent test. Based on this we (REDACTED) reviewed the merits of the (REDACTED) for com  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX that appears to be supported by the data on the (REDACTED) report. The report reflects X Xs of which X is a X with XX months successful payment history. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The property (REDACTED)agement (REDACTED) documentation in the (REDACTED) file reflects (REDACTED) (X) properties owned but does not outline the length of time. The X listed on the (REDACTED) report shows opened XX/XXXX. The (REDACTED) provided assets from (REDACTED) (REDACTED) (REDACTED) Xs listing a (REDACTED) and (REDACTED) with a total ending bala(REDACTED)e of XX,XXX.XX or XX.XX months (REDACTED) (REDACTED) post-closing (XX,XXX.XX/XXXX.XX=XX.XX months). In addition to his X (REDACTED), the (REDACTED)'s appli(REDACTED)tion showed that he has additional (REDACTED) from work as a t(REDACTED)i (REDACTED)iver. For these reasons, please consider the exception required for the subject transaction.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731645	(Redacted)			24491685			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide clear (REDACTED)'s for the (REDACTED) (REDACTED) & the (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) on X attached Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731645	(Redacted)			24491687			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide fully executed Form (REDACTED)X for the (REDACTED) (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731645	(Redacted)			24601007			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	A X% deduction on the (REDACTED) is due to the less than X years (REDACTED), per the track record.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. over XXX months vs X.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using (REDACTED) (REDACTED) is XXX.  The DSCR of X.XX exceeds the X.X that would apply for new (REDACTED)s and the borrower has XXX.XX months in (REDACTED) exclusive of X.

Reviewer Comment (2022-03-04): Per client comment - (REDACTED) (REDACTED) is XXX.  The DSCR of X.XX exceeds the X.X that would apply for new (REDACTED)s and the borrower has XXX.XX months in (REDACTED) exclusive of X.

Seller Comment (2022-03-02): An exception is requested to waive the X% reduction in X for (REDACTED)s with less than X years of documented property (REDACTED)agement (REDACTED).    The borrowing X and/or (REDACTED) (REDACTED) at least X open Xs (i(REDACTED)luding the (REDACTED) to be paid with this refina(REDACTED)e) but we do nor know if the properties are (REDACTED)(REDACTED)aged or if he employs a (REDACTED) firm.    The property was (REDACTED) on XX/XX/XXXX for XXX,XXX and the borrower has made XXX,XXX in improvements per the (REDACTED) appli(REDACTED)tion. (REDACTED) (REDACTED) is XXX.  The DSCR of X.XX exceeds the X.X that would apply for new (REDACTED)s and the borrower has XXX.XX months in (REDACTED) exclusive of X.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731645	(Redacted)			24768483			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - (REDACTED) is XXX.XX%, max (REDACTED) is XX%. (REDACTED) amount XXXX,XXX/XXX,XXX (Previous (REDACTED)(REDACTED) price listed as per appraisal) = XXX.XX%. (Acquisition of underlying (REDACTED) is within XX months will be capped at +X% from (REDACTED) cap dropped from XX% to XX%). We are missing prior closing (REDACTED) (REDACTED) is no documentation of any improvements made to properties.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. over XXX months vs X.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using (REDACTED) (REDACTED) is XXX.  The DSCR of X.XX exceeds the X.X that would apply for new (REDACTED)s and the borrower has XXX.XX months in (REDACTED) exclusive of X.

Reviewer Comment (2022-03-04): Per client comment - (REDACTED) (REDACTED) is XXX.  The DSCR of X.XX exceeds the X.X that would apply for new (REDACTED)s and the borrower has XXX.XX months in (REDACTED) exclusive of X.

Seller Comment (2022-03-02): Please consider an X exception for this (REDACTED).  (REDACTED) is i(REDACTED)orrect that there is no evide(REDACTED)e of improvements.  The borrower reports on the appli(REDACTED)tion that XXX,XXX in improvements were made si(REDACTED)e (REDACTED) and the appraisal lists the most recent (REDACTED) date of XX/XX/XXXX and states "It has been renovated si(REDACTED)e that sale".  The existing (REDACTED) to be paid has a payoff bala(REDACTED)e of XXX.XXX.XX, further supporting that the borrower has in(REDACTED) additional funds into the property.  Revised X using the (REDACTED) price and improvements reported on the appli(REDACTED)tion is X.XX.   The (REDACTED) (REDACTED) is XXX, DSCR is X.XX and borrower has XXX.XX months in (REDACTED) (REDACTED) exclusive of X.

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731646	(Redacted)			24510537			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided
Reviewer Comment (2022-03-11): Exception cleared.

Seller Comment (2022-03-11): Operating Agreement states that (REDACTED)s are empowered to act on the behalf of the X.  The same document contains an "Aff(REDACTED)vit of (REDACTED) Liability (REDACTED)a(REDACTED) Status" na(REDACTED)ng (REDACTED) as (REDACTED).

Reviewer Comment (2022-02-23): (REDACTED)ssing corporate resolution signed by the (REDACTED) at closing for this (REDACTED).

Seller Comment (2022-02-22): Per the Operating Agreement provided states that (REDACTED)s are empowered to act on the behalf of the X.  The same document contains an "Aff(REDACTED)vit of (REDACTED) Liability (REDACTED)a(REDACTED) Status" na(REDACTED)ng Avi Ciment as (REDACTED).  No additional Corporate Resolution is required.
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731646	(Redacted)			24510558			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Required - Documents in file not specific to (REDACTED) or (REDACTED) and are unacceptable	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form.The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) reflected XXX successful (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The file contains (REDACTED) in the amount of XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX resulting in XXX.XX monthly (REDACTED) (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX.	Aggregator,Owner	Reviewer Comment (2022-02-15): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) attached Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731646	(Redacted)			24510615			Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing						Reviewer Comment (2022-02-18): Exception cleared. Seller Comment (2022-02-15): Title (REDACTED) attached	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731646	(Redacted)			24510666			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	Guidelines require (REDACTED) within XX days from Note date	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form.The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) reflected XXX successful (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The file contains (REDACTED) in the amount of XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX resulting in XXX.XX monthly (REDACTED) (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX.

The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) reflected XXX successful (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The file contains (REDACTED) in the amount of XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX resulting in XXX.XX monthly (REDACTED) (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX.
																Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-17): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The report reflected XXX successful X related payments made, all as agreed. The file contains assets in the amount of XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX resulting in XXX.XX monthly (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-15): The exception presented by the Lender is to allow the (REDACTED) report as su(REDACTED)tted for the (REDACTED) transaction. The (REDACTED) report is dated XX/XX/XXXX and the note date is XX/XX/XXXX, a differe(REDACTED)e of XX days. The request is for a X day exception to guidelines. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The report reflected XXX successful X related payments made, all as agreed. The file contains assets in the amount of XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX resulting in XXX.XX monthly (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731646	(Redacted)			24601015			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Tack record doesn't (REDACTED) years of (REDACTED) and REOs self (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form.The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) reflected XXX successful (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The file contains (REDACTED) in the amount of XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX resulting in XXX.XX monthly (REDACTED) (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX.

The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) reflected XXX successful (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The file contains (REDACTED) in the amount of XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX resulting in XXX.XX monthly (REDACTED) (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX.
																Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-17): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The report reflected XXX successful X related payments made, all as agreed. The file contains assets in the amount of XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX resulting in XXX.XX monthly (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-15): The exception presented by the Lender is to allow the property (REDACTED)agement documentation as presented in the (REDACTED) file. The file contains three property (REDACTED)agement (REDACTED) documents, (REDACTED) that show (REDACTED)(REDACTED)aged and one that shows (REDACTED). Consideration of an exception is based on the overall merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The report reflected XXX successful X related payments made, all as agreed. The file contains assets in the amount of XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX resulting in XXX.XX monthly (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX.

Reviewer Comment (2022-02-17): Track record (REDACTED) section is not (REDACTED)leted. Exception remains.

Seller Comment (2022-02-17): (REDACTED)-party (REDACTED)aged properties do not require i(REDACTED)lusion of the REO information, please remove this exception
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731646	(Redacted)			24601024			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the execute (REDACTED) form for the (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form.The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) reflected XXX successful (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The file contains (REDACTED) in the amount of XXXX,XXX.XX divided by (REDACTED) of XX,XXX.XX resulting in XXX.XX monthly (REDACTED) (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731647	(Redacted)			24530212			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide a clear (REDACTED) for the (REDACTED) (REDACTED) & the (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) XXX vs XXX.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) attached Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731647	(Redacted)			24530230			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed form (REDACTED)X for the (REDACTED) (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) XXX vs XXX.	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731647	(Redacted)			24769136			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per the background check.	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) XXX vs XXX. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using  (REDACTED) (REDACTED) is XXX,  DSCR is X.XX and borrower has X months of (REDACTED) exclusive of the X proceeds.

Reviewer Comment (2022-03-04): Per client comment -  (REDACTED) (REDACTED) is XXX,  DSCR is X.XX and borrower has X months of (REDACTED) exclusive of the X proceeds.

Seller Comment (2022-03-01): Please consider an exception on this (REDACTED).   The property was ori(REDACTED)lly acquired on (REDACTED) XXXX.  It appears to (REDACTED) been the (REDACTED) of a foreclosed property.   Appli(REDACTED)tion lists the (REDACTED) price as XXX,XXX, although the extent of renovations is unknown, payoff of existing lien is XXXX,XXX.   Along with the appraisal photos, this supports a co(REDACTED)lusion that additional funds were in(REDACTED) in the property.   (REDACTED)'s X (REDACTED)lculation did not i(REDACTED)lude the amount of the existing (REDACTED) payoff.  Revised X is X.XX.   (REDACTED) (REDACTED) is XXX,  DSCR is X.XX and borrower has X months of (REDACTED) exclusive of the X proceeds.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731648	(Redacted)			24522293			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide a clear (REDACTED) for the (REDACTED) (REDACTED) & the (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) attached			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731648	(Redacted)			24522301			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed Form (REDACTED)X for the (REDACTED) (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-25): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731648	(Redacted)			24601048			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		X months (REDACTED) required. (REDACTED) provided are PNC #XXXX.				Reviewer Comment (2022-02-16): Per client - Confirmed no restriction for using X for (REDACTED) in underwriting guidelines. Exception cleared. Seller Comment (2022-02-15): Proof of (REDACTED)	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731648	(Redacted)			24769157			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per the appraisal.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) is X.XX vs X.XX. over XXX months vs X.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using  The (REDACTED) (REDACTED) is XXX,  DSCR is X.XX,  (REDACTED) (REDACTED) of XXX.X months.

Reviewer Comment (2022-03-04): per client comment -  The (REDACTED) (REDACTED) is XXX,  DSCR is X.XX,  (REDACTED) (REDACTED) of XXX.X months.

Reviewer Comment (2022-03-03): XX/XX/XXXX Client to review and approve.

Seller Comment (2022-03-02): Please consider an X exception on this (REDACTED).   The property was (REDACTED) on X/XX/XXXX for XXXX,XXX; there is no existing lien.  The subject refina(REDACTED)e will recoup the (REDACTED) price plus payoff and retire the ground lease.  Payoff of the ground lease along with the XX,XXX in fees is documented on the HUD-X.  The revised X X.XX.  The (REDACTED) (REDACTED) is XXX,  DSCR is X.XX,  (REDACTED) (REDACTED) of XXX.X months.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731649	(Redacted)			24496933			Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Note Date.	Hazard Insurance Policy Effective Date (REDACTED), Note Date (REDACTED)	Note date is XX/XX and policy effective date is XX/XX	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). (REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive. (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). (REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-21): DSCR is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-18): The hazard insura(REDACTED)e is in full force and effect at this time a revised policy will not ma(REDACTED) a differe(REDACTED)e on this (REDACTED). The note dates XX/X and policy shows effective XX/XX - an excerption is reasonable as we (REDACTED)n not go back in time.

Reviewer Comment (2022-03-14): XX/XX/XXXX Awaiting revised doc.

Seller Comment (2022-02-18): Need revised Insura(REDACTED)e policy Note Date is XX/XX/XXXX Hazard Insura(REDACTED)e date is XX/XX/XXXX

Reviewer Comment (2022-02-14): Note date is XX/XX and policy effective date is XX/XX. Exception remains.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731649	(Redacted)			24522378			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) (REDACTED) executed (REDACTED)X form.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). (REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-25): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731649	(Redacted)			24522379			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) on borrowing (REDACTED). (REDACTED) must list (REDACTED) name instead of "All".	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). (REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731649	(Redacted)			24601058			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Self (REDACTED) missing REO addresses for (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). (REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive. (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). (REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-21): DSCR is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-18): The appli(REDACTED)tion indi(REDACTED)tes self (REDACTED)aged but the leases clearly indi(REDACTED)te (REDACTED) in the body of the documents. T  The leases for both units show that the property is (REDACTED)aged by "(REDACTED) (REDACTED)., a (REDACTED) party.  No reduction in X applies to properties that are (REDACTED)aged by a (REDACTED) party. We are requesting  a waiver form the Buyer

Reviewer Comment (2022-03-14): XX/XX/XXXX Track Record Report indi(REDACTED)tes self (REDACTED)aged. Please provide a form indi(REDACTED)ting (REDACTED) with (REDACTED) section (REDACTED)leted. Exception remains.

Seller Comment (2022-03-10): The properties are (REDACTED) per the leases; no (REDACTED) requirement would apply to the Borrowing X.  (REDACTED)ssing track record report is not material.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731649	(Redacted)			24769175			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	A X% TLV deduction is used for lack of X years (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). (REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive. (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). (REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-22): DSCR is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Reviewer Comment (2022-03-14): XX/XX/XXXX Track Record Report indi(REDACTED)tes self (REDACTED)aged. Please provide a form indi(REDACTED)ting (REDACTED) with (REDACTED) section (REDACTED)leted. Exception remains.

Seller Comment (2022-03-10): The X% X reduction does not apply.  Per the documents provided the borrowing X is (REDACTED) XX (REDACTED) (REDACTED) and the (REDACTED) is (REDACTED) W(REDACTED)stock.   The leases for both units show that the property is (REDACTED)aged by "(REDACTED) (REDACTED)., a (REDACTED) party.  No reduction in X applies to properties that are (REDACTED)aged by a (REDACTED) party.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731650	(Redacted)			24500491			Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		(REDACTED) provide source of funds for XXXX,XXX.XX deposit into (REDACTED) Acct #XXXX	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX. Over XX months vs X.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using (REDACTED) (REDACTED) XXX.  DSCR X.XX. XX.XX months of (REDACTED)

Reviewer Comment (2022-03-04): Per client comment - (REDACTED) (REDACTED) XXX.  DSCR X.XX. XX.XX months of (REDACTED)

Reviewer Comment (2022-03-02): XX/XX/XXXX Client to review. Per guidelines, source of deposits greater than XX% of monthly (REDACTED)rage deposit bala(REDACTED)e required. If deposit is excluded, (REDACTED) is short funds to close and (REDACTED). Per comment below with listed (REDACTED)(REDACTED) factors, appears to be a request to waive. Client to review.

Seller Comment (2022-03-01): Please review this exception.   The subject (REDACTED) closed on XX/X/XXXX.  Sufficient funds to close are verified via Borrowing X (REDACTED) (REDACTED) statements showing a bala(REDACTED)e of XXXX,XXX.XX.  There was a deposit. of XXXX,XXX.XX made to the X on X/XX/XXXX.  The source of the deposit is not explained or documented.   Borrower is XXX,XXX short of required Xto close plus (REDACTED) if we do not i(REDACTED)lude this amount.  No evide(REDACTED)e was provided that the funds (REDACTED)me from an unacceptable source.    (REDACTED) (REDACTED) XXX.  DSCR X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731650	(Redacted)			24601033			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED) for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-25): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731651	(Redacted)			24533319			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per title, (REDACTED) type is (REDACTED). Per guidelines, Good and (REDACTED) (REDACTED) lien and fee simple lender's title (REDACTED) policy.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
Ground (REDACTED) runs past (REDACTED) of the subject (REDACTED). (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) = XX.XXX.  (REDACTED) (REDACTED) = XX.XX months' (REDACTED) (REDACTED).  (REDACTED) (REDACTED) = XX "as agreed" payment made.

Ground (REDACTED) runs past (REDACTED) of the subject (REDACTED). (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) = XX.XXX.  (REDACTED) (REDACTED) = XX.XX months' (REDACTED) (REDACTED).  (REDACTED) (REDACTED) = XX "as agreed" payment made.

Ground (REDACTED) runs past (REDACTED) of the subject (REDACTED). (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) = XX.XXX.  (REDACTED) (REDACTED) = XX.XX months' (REDACTED) (REDACTED).  (REDACTED) (REDACTED) = XX "as agreed" payment made.
																Aggregator,Owner Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-16): Ground Lease runs past term of the subject (REDACTED). (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X = XX.XX%.  X(REDACTED) = XX.XX months' (REDACTED) (REDACTED).  X History = XX "as agreed" payment made. Client elects to downgrade and waive.

Reviewer Comment (2022-03-15): XX/XX/XXXX Client to review and approve (REDACTED) factors to waive.

Seller Comment (2022-03-15): Ground Lease runs past term of the subject (REDACTED).  (REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X = XX.XX%.  X(REDACTED) = XX.XX months' (REDACTED) (REDACTED).  X History = XX "as agreed" payment made.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731651	(Redacted)			24599743			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED) for borrowing (REDACTED). Missing doc from (REDACTED).				Reviewer Comment (2022-03-14): Received Form w-X for borrowing X. Exception is cleared. Seller Comment (2022-03-10): Executed WX uploaded	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731651	(Redacted)			24769253			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per the appraisal.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
Ground (REDACTED) runs past (REDACTED) of the subject (REDACTED). (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) = XX.XXX.  (REDACTED) (REDACTED) = XX.XX months' (REDACTED) (REDACTED).  (REDACTED) (REDACTED) = XX "as agreed" payment made.

Ground (REDACTED) runs past (REDACTED) of the subject (REDACTED). (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) = XX.XXX.  (REDACTED) (REDACTED) = XX.XX months' (REDACTED) (REDACTED).  (REDACTED) (REDACTED) = XX "as agreed" payment made.

Ground (REDACTED) runs past (REDACTED) of the subject (REDACTED). (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) = XX.XXX.  (REDACTED) (REDACTED) = XX.XX months' (REDACTED) (REDACTED).  (REDACTED) (REDACTED) = XX "as agreed" payment made.
																Aggregator,Owner Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-16): Ground Lease runs past term of the subject (REDACTED). (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X = XX.XX%.  X(REDACTED) = XX.XX months' (REDACTED) (REDACTED).  X History = XX "as agreed" payment made. Client elects to downgrade and waive.

Reviewer Comment (2022-03-16): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Reviewer Comment (2022-03-15): XX/XX/XXXX Client to review and approve (REDACTED) factors to waive.

Seller Comment (2022-03-15): X.XXXXX X exception.  XX.XX% X refina(REDACTED)e.  (REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X = XX.XX%.  X(REDACTED) = XX.XX months' (REDACTED) (REDACTED).  X History = XX "as agreed" payment made.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731652	(Redacted)			24511083			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided						Reviewer Comment (2022-03-08): Received HUD-X document he(REDACTED)e exception cleared. Seller Comment (2022-03-03): HUD-X is now attached. Please clear this condition Seller Comment (2022-03-03): HUD-X is now attached.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731652	(Redacted)			24511122			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) for borrowing (REDACTED) required; not found in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date, client elects to downgrade and waive. over XX months vs X.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-04): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731652	(Redacted)			24534726			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED), doc is missing date, need (REDACTED) within XX days.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Per (REDACTED)(REDACTED), XXXXX is the zip for both (REDACTED) and (REDACTED). Appears to be the same address.	Aggregator,Owner	Reviewer Comment (2022-02-11): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731652	(Redacted)			24599945			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		(REDACTED) is dated XX/XX/XXXX. per guides: No more than XX DAYS from the note date (for repeat (REDACTED), one year with website verification within one month of origination				Reviewer Comment (2022-02-23): provided Seller Comment (2022-02-22): Cert of Good Standing uploaded please clear	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731652	(Redacted)			24600270			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City on (REDACTED) reads (REDACTED) and per appraisal and Note is (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Per (REDACTED)(REDACTED), XXXXX is the zip for both (REDACTED) and (REDACTED). Appears to be the same address.	Aggregator,Owner
Reviewer Comment (2022-03-07): Per U(REDACTED) website, XXXXX is the zip for both (REDACTED) and (REDACTED). Appears to be the same ad(REDACTED)ess. Client elects to downgrade and waive..

Reviewer Comment (2022-03-04): Client to review

Seller Comment (2022-03-03): (REDACTED) is an uni(REDACTED)orporated community lo(REDACTED)ted in (REDACTED) County.  The zip code matches.  The differe(REDACTED)e in the mailing ad(REDACTED)ess does not impact coverage.  Please remove this exception.

Reviewer Comment (2022-02-23): hazard insura(REDACTED)e ad(REDACTED)ess is not matching.

Seller Comment (2022-02-18): Ad(REDACTED)ess Correct on Haz Ins and Note Insura(REDACTED)e  Sufficient
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731652	(Redacted)			24769290			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per the application	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. Per (REDACTED)(REDACTED), XXXXX is the zip for both (REDACTED) and (REDACTED). Appears to be the same address. (REDACTED) is dated after Note date, client elects to downgrade and waive. over XX months vs X.	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-03-04): Client elects to waive using (REDACTED) (REDACTED) is XXX, DSCR is X.X and there are XX.XX months of (REDACTED) Reviewer Comment (2022-03-04): Per client comment - (REDACTED) (REDACTED) is XXX, DSCR is X.X and there are XX.XX months of (REDACTED) Seller Comment (2022-03-03): Please consider an exception on this (REDACTED). Revised X using the payoff amount on the (REDACTED) money X is X.X. (REDACTED) (REDACTED) is XXX, DSCR is X.X and there are XX.X months in (REDACTED).			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731653	(Redacted)			24518864			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided						Reviewer Comment (2022-01-27): provided	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731653	(Redacted)			24605130			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) form for the (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-26): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731653	(Redacted)			24605140			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing a detailed search for the (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Originator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): Received on (REDACTED), only (REDACTED)ssing for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731654	(Redacted)			24545120			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED)X for (REDACTED) (REDACTED) not in the (REDACTED) file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-26): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731654	(Redacted)			24545141			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) in (REDACTED) (REDACTED) name and in (REDACTED) name.	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Owner,Originator	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): XX/XX/XXXX Reviewed exception. (REDACTED) present on background check for (REDACTED). (REDACTED)ssing clear (REDACTED) for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731655	(Redacted)			24487728			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		For (REDACTED)'s Background Checks are missing but required as per guidelines.				Reviewer Comment (2022-02-07): XX/XX/XXXX Background check received. Cleared.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731655	(Redacted)			24487987			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731655	(Redacted)			24488052			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Both Borrowing (REDACTED) and (REDACTED)'s (REDACTED) Reports are missing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") with the actual names listed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date, client elects to downgrade and waive. Over XXX months vs X.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): XX/XX/XXXX Received background check and clear (REDACTED) for (REDACTED). Borrowing X clear (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731655	(Redacted)			24803479			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED), used (REDACTED)(REDACTED) price of XXXk and cost of improvements of XXXXk from application	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) is X.XX vs X.XX. (REDACTED) is dated after Note date, client elects to downgrade and waive. Over XXX months vs X.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using (REDACTED) (REDACTED) is XXX,  DSCR is X.XX. (REDACTED) (REDACTED) equal to XXX.XX months not i(REDACTED)luding the X proceeds.

Reviewer Comment (2022-03-04): Per client comment - (REDACTED) (REDACTED) is XXX,  DSCR is X.XX. (REDACTED) (REDACTED) equal to XXX.XX months not i(REDACTED)luding the X proceeds.

Seller Comment (2022-03-02): Please consider an X exception on this property.    The property was acquired on X/X/XXXX from the (REDACTED)or and City Cou(REDACTED)il of (REDACTED) as a part of a t(REDACTED) sale.    (REDACTED) price shows as XXX,XXX.  The home was (REDACTED)letely rehabilitated per the appraisal to i(REDACTED)lude all new utilities, electric, heating, and HVAC, plumbing wa(REDACTED), ceiling, floors , windows, floor joists and roof.  Appraiser states that the property is now on excellent condition.  Borrower states a total of XXXX,XXX in improvements and total costs to date of XXXX,XXX.   (REDACTED) (REDACTED) is XXX,  DSCR is X.XX. (REDACTED) (REDACTED) equal to XXX.XX months not i(REDACTED)luding the X proceeds.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731657	(Redacted)			24510381			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Guides require X consecutive months (REDACTED) within XX days of the note date.				Reviewer Comment (2022-03-16): XX/XX/XXXX - Received updated statements showing X months and sufficient bala(REDACTED)e for Xto close and (REDACTED). Seller Comment (2022-03-14): Additional (REDACTED) statements for each of the Xs are attached. Please remove this condition.	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731657	(Redacted)			24510493			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		(REDACTED) provided are (REDACTED) #XXXX and PNC #XXXX.				Reviewer Comment (2022-03-16): XX/XX/XXXX - Received updated statements showing X months and sufficient bala(REDACTED)e for Xto close and (REDACTED). Seller Comment (2022-03-14): Additional (REDACTED) statements for each of the Xs (REDACTED) been provided. The (REDACTED) statements show XXX,XXX.XX in the (REDACTED) X and XXX,XXX.XX in the (REDACTED) Fargo X. Assets sufficient to cover the Xrequired for closing and (REDACTED) are verified.	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731657	(Redacted)			24534333			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED)X for (REDACTED) (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) of X.XX, XX.XX months of (REDACTED), XXX (REDACTED).	Owner,Aggregator	Reviewer Comment (2022-01-26): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731657	(Redacted)			24534357			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) report for (REDACTED) (REDACTED) and (REDACTED) not in the (REDACTED) file.	Borrower's Experience/Track Record	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Owner,Originator	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): XX/XX/XXXX (REDACTED) cleared for (REDACTED) per background check. Borrowing X clear (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731657	(Redacted)			24607307			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		(REDACTED) provided are (REDACTED) #XXXX and PNC #XXXX.				Reviewer Comment (2022-03-16): XX/XX/XXXX - Received updated statements showing X months and sufficient bala(REDACTED)e for Xto close and (REDACTED). Seller Comment (2022-03-14): Additional (REDACTED) statements for each of the Xs (REDACTED) been provided. The (REDACTED) statements show XXX,XXX.XX in the (REDACTED) X and XXX,XXX.XX in the (REDACTED) Fargo X. Assets sufficient to cover the Xrequired for closing and (REDACTED) are verified.	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731657	(Redacted)			24607332			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	A X% deduction was added due to the less than X years (REDACTED) listed.	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) of X.XX, XX.XX months of (REDACTED), XXX (REDACTED). (REDACTED) of X.XX, XX.XX months of (REDACTED), XXX (REDACTED)	Owner,Aggregator Aggregator,Owner
Reviewer Comment (2022-03-17): DSCR of X.XX, XX.XX months of (REDACTED), XXX (REDACTED). Client elects to downgrade and waive.

Seller Comment (2022-03-16): The exception presented by the Lender is to allow the X as su(REDACTED)tted at XX%. The (REDACTED) is a X refina(REDACTED)e of an (REDACTED) property with a (REDACTED) (REDACTED) (REDACTED) of XXX. Guidelines (REDACTED)t the m(REDACTED)imum X on the transaction to XX%. Consideration of an exception appears reasonable based on the overall merits of the file. The file contains assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject (REDACTED) transaction is X.XX.

Reviewer Comment (2022-03-15): XX/XX/XXXX Awaiting response.

Seller Comment (2022-03-14): reviewed
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731658	(Redacted)			24533721			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) provided doesn't specify (REDACTED) and Borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-07): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731658	(Redacted)			24533729			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date, client elects to downgrade and waive. (REDACTED) XX.XX	Aggregator,Owner Owner,Originator	Reviewer Comment (2022-01-26): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731660	(Redacted)			24510805			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing form (REDACTED)X for the (REDACTED) (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX units with X years of (REDACTED). The file contains (REDACTED) in the amount XX,XXX.XX divided by the (REDACTED) of XXXX.XX results in X.XXXX. The (REDACTED) for the subject (REDACTED) is X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-26): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731660	(Redacted)			24510816			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) for both (REDACTED) and the (REDACTED) (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX units with X years of (REDACTED). The file contains (REDACTED) in the amount XX,XXX.XX divided by the (REDACTED) of XXXX.XX results in X.XXXX. The (REDACTED) for the subject (REDACTED) is X.XX. (REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731660	(Redacted)			24609129			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		(REDACTED) is expired as of XX-XX-XX. Provide renewed (REDACTED).				Reviewer Comment (2022-03-15): Lease renews month to month. Reviewer Comment (2022-03-14): Please provide the Lease Agreement Lease is expired as of XX-XX-XX. Provide renewed lease, Exception remains. Seller Comment (2022-03-11): Lease Agreement with (REDACTED)matic month-to-month tena(REDACTED)y clause uploaded.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731660	(Redacted)			24609218			Credit	Credit	Credit Eligibility	Credit	Borrower has	- (REDACTED) open (REDACTED)s which is less than the minimum required by guidelines.	per guides, X (REDACTED); X open/active with XX months (REDACTED); X with XX months (REDACTED) open or closed. No open (REDACTED) with XX months (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX units with X years of (REDACTED). The file contains (REDACTED) in the amount XX,XXX.XX divided by the (REDACTED) of XXXX.XX results in X.XXXX. The (REDACTED) for the subject (REDACTED) is X.XX.	Aggregator,Owner
Reviewer Comment (2022-03-17): Subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units with X years of (REDACTED). The file contains assets in the amount XX,XXX.XX divided by the (REDACTED) of XXXX.XX results in X.XXXX. The DSCR for the subject (REDACTED) is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-15): The exception presented by the Lender is to allow the (REDACTED) for the second (REDACTED) as su(REDACTED)tted for the transaction. The second (REDACTED) has X Xs listed on the (REDACTED) bureau report. There is a closed (REDACTED) (REDACTED) with a XX month history of successful payments made. Further, there is one open X for a X (REDACTED) (REDACTED)rd with a XX month history. The remaining closed X is an X (REDACTED) X that shows XX months.   The (REDACTED) (REDACTED) (REDACTED) for the second (REDACTED) is XXX due in part to (REDACTED) small collection items shown on the report. Consideration of an exception appears reasonable based on the merits of the file i(REDACTED)luding the fact that the subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units with X years of (REDACTED). The file contains assets in the amount XX,XXX.XX divided by the (REDACTED) of XXXX.XX results in X.XXXX. The DSCR for the subject (REDACTED) is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731660	(Redacted)			24769463			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing (REDACTED)(REDACTED) costs to calculate the (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX units with X years of (REDACTED). The file contains (REDACTED) in the amount XX,XXX.XX divided by the (REDACTED) of XXXX.XX results in X.XXXX. The (REDACTED) for the subject (REDACTED) is X.XX.	Aggregator,Owner
Reviewer Comment (2022-03-17): Subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units with X years of (REDACTED). The file contains assets in the amount XX,XXX.XX divided by the (REDACTED) of XXXX.XX results in X.XXXX. The DSCR for the subject (REDACTED) is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-15): The exception presented by the Lender is to allow the slightly higher than guideline X for the subject transaction. The (REDACTED) price for the property was XXXX,XXX and the note amount is XXX,XXX which results in a (REDACTED)lculated X of .XXXX when the guideline should be (REDACTED) to .XX. There was no improvement documentation lo(REDACTED)ted in the (REDACTED) file to support a(REDACTED) enha(REDACTED)ements to the property. However, the appraisal outlines comments regarding the (REDACTED)chen (REDACTED) remodeled in the last (REDACTED) to ten years as well as the bathrooms during the same timeline. The subject has been well maintained and is in good overall condition with normal wear and tear.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731661	(Redacted)			24488643			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) check for the (REDACTED) and the borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is dated after Note date. (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED), client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731661	(Redacted)			24488770			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED)X for the borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) XX.XX months. (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED), client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-26): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731661	(Redacted)			24488872			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per application. No prior HUD to confirm the full cost basis.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) XX.XX months. (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED), client elects to downgrade and waive. (REDACTED) is dated after Note date. (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED), client elects to downgrade and waive.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-04-04): DSCR is X.XX, XX.XX months of (REDACTED), (REDACTED)d X, client elects to downgrade and waive.

Seller Comment (2022-03-31): (REDACTED)(REDACTED) factors to be considered for the subject (REDACTED) transaction i(REDACTED)lude: The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) report showing XX Xs of which X are X and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflects XX X related payments made, all paid as agreed. The file contains assets for (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject (REDACTED) transaction is X.XX.

Reviewer Comment (2022-03-17): XX/XX/XXXX Seller reviewing.

Seller Comment (2022-03-15): reviewed
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731661	(Redacted)			24607234			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) XX.XX months. (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED), client elects to downgrade and waive. (REDACTED) is dated after Note date. (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED), client elects to downgrade and waive.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-04-04): DSCR is X.XX, XX.XX months of (REDACTED), (REDACTED)d X, client elects to downgrade and waive.

Seller Comment (2022-03-31): (REDACTED)(REDACTED) factors to be considered for the subject (REDACTED) transaction i(REDACTED)lude: The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) report showing XX Xs of which X are X and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflects XX X related payments made, all paid as agreed. The file contains assets for (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject (REDACTED) transaction is X.XX.

Reviewer Comment (2022-03-17): XX/XX/XXXX Seller reviewing.

Seller Comment (2022-03-15): reviewed
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731661	(Redacted)			24608978			Credit	Title	General	Title	Title shows property is leasehold.		Per guides, Good and (REDACTED) (REDACTED) lien and fee simple lender's title (REDACTED) policy free and clear of any liens and encumbrances . Title and appraisal (REDACTED) as (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) XX.XX months. (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED), client elects to downgrade and waive. (REDACTED) is dated after Note date. (REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED), client elects to downgrade and waive.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-02-25): HUD one indi(REDACTED)tes a charge for ground rent redemption

Reviewer Comment (2022-02-25): To Clear

Reviewer Comment (2022-02-25): Client approves this exception and waives down, HUD shows ground redemption charged, however the actual property the building sits on has not been deeded to the borrower

Reviewer Comment (2022-02-22): You (REDACTED)n add to you waive list.

Reviewer Comment (2022-02-22): Cleared by (REDACTED)sta(REDACTED). We (REDACTED) title (REDACTED) converting on from leasehold to fee simple, on the HUD a charge for Ground Rent Redemption, we are (REDACTED)ssing a recorded document, please review and approve it's ok to accept docs in file without a recorded document.

Reviewer Comment (2022-02-22): We (REDACTED) title (REDACTED) converting on from leasehold to fee simple, on the HUD a charge for Ground Rent Redemption

Reviewer Comment (2022-02-17): We (REDACTED) title (REDACTED) converting on from leasehold to fee simple, on the HUD a charge for Ground Rent Redemption, we are (REDACTED)ssing a recorded document, please review and approve it's ok to accept docs in file without a recorded document.

Seller Comment (2022-02-16): This transaction i(REDACTED)luded a retirement of the leasehold,  The title work confirms that redemption of the ground lease was a condition of closing.  See line XXXX of the settlement statement as addition proof that the ground rent was redeemed.   Please clear this condition.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731662	(Redacted)			24528912			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided		(REDACTED) is a community (REDACTED) state and (REDACTED) (REDACTED)l consent is required.				Reviewer Comment (2022-02-24): Per client - Per (REDACTED)s fee(REDACTED)ck. (REDACTED) is on joint X to show (REDACTED)'s liquidity, nothing related to the (REDACTED).	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731662	(Redacted)			24529394			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	(REDACTED) date is more than XX days prior to the note date.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	(REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) XX.XXX. XX.XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-03-10): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X XX.XX%. XX.XX months' (REDACTED) (REDACTED). (REDACTED)d X. Client elects to downgrade and waive. Seller Comment (2022-03-09): (REDACTED) Report is XX days old, exceeding age of document requirement by X days. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X XX.XX%. XX.XX months' (REDACTED) (REDACTED).			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731662	(Redacted)			24529558			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED)X Form.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) XX.XXX. XX.XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED). (REDACTED) is dated after Note date, client elects to downgrade and waive. (REDACTED) XXX	Aggregator,Owner Aggregator,Owner Owner,Originator	Reviewer Comment (2022-01-26): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731662	(Redacted)			24545285			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) provided doesn't specify (REDACTED) and Borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731662	(Redacted)			24609433			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		(REDACTED) expires XX/XX/XXXX, renewal not located in (REDACTED) file.				Reviewer Comment (2022-03-10): Exception cleared Seller Comment (2022-03-09): Lease agreement allows for month-to-month tena(REDACTED)y upon exp(REDACTED)tion of the initial XX month term (Section XX of lease).	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731663	(Redacted)			24609531			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) form for the (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) = XXX. (REDACTED) (REDACTED) = XX "as agreed" (REDACTED) made. XXX.XX months of (REDACTED). Client approves the downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-26): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731663	(Redacted)			24609542			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing the detailed search for the (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Originator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731663	(Redacted)			24723117			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - XXXX,XXX / XXXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price + cost of improvements per application. No prior HUD in file to confirm full cost basis.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) = XXX. (REDACTED) (REDACTED) = XX "as agreed" (REDACTED) made. XXX.XX months of (REDACTED). Client approves the downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-03-10): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X = XX%. X History = XX "as agreed" payments made. XXX.XX months of (REDACTED). Client approves the downgrade and waive. Seller Comment (2022-03-09): X.XXXXX X exception. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X = XX%. X History = XX "as agreed" payments made.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731664	(Redacted)			24511463			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) check for the (REDACTED) and for (REDACTED) (REDACTED) (REDACTED) As (REDACTED)(REDACTED)e Of (REDACTED) (REDACTED) (REDACTED) (REDACTED) Dated The XXth Day Of (REDACTED), XXXX and for the (REDACTED).	Borrower has owned the subject property for at least 5 years.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Originator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731664	(Redacted)			24771336			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXX,XXX = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. (REDACTED) (REDACTED) = XXX. XX.XXX (REDACTED). (REDACTED) = X.XX. XX.XX months of (REDACTED), (REDACTED) (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-03-09): (REDACTED) (REDACTED) = XXX. XX.XX% X. DSCR = X.XX. XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive. Reviewer Comment (2022-03-09): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX. Seller Comment (2022-03-08): X.XXXXX X exception. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. XX.XX% X. DSCR = X.XX.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731665	(Redacted)			24534513			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED)X for (REDACTED) (REDACTED).	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) = XX.XXX. XXX.XX months of (REDACTED). Client approves the downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-26): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731665	(Redacted)			24534516			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) for both (REDACTED) (REDACTED) and (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731665	(Redacted)			24723759			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - (REDACTED) is XX.XX%, max (REDACTED) is XX%. (REDACTED) amount XXXX,XXX/ XXXX,XXX (Per (REDACTED)(REDACTED) HUD) = XX.XX%. ((REDACTED) treated as delayed (REDACTED)(REDACTED) and subject to (REDACTED)(REDACTED) guidelines). We are missing documentation of any improvements made.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) = XX.XXX. XXX.XX months of (REDACTED). Client approves the downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-03-10): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X = XX.XX%. XXX.XX months of (REDACTED). Client elects to downgrade and waive. Seller Comment (2022-03-09): X.XXXXXX X exception. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X = XX.XX%.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731666	(Redacted)			24514105			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED) Form.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) XXX. he (REDACTED) on the transaction (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which all are paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XX. The file supports that the (REDACTED) has XX.XX months of documented (REDACTED) supported by (REDACTED) in the (REDACTED) file as well as (REDACTED) out (REDACTED) to an aggregate dollar amount of XX,XXX.XX + (REDACTED)-out of XXX,XXX.XX=XXX,XXX.XX)/XXXX.XX= XX.XX months). (REDACTED) rating of X.XX. The (REDACTED) ha a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the (REDACTED) (REDACTED) (REDACTED) which reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are documented (REDACTED) of XX.XX months including (REDACTED) (REDACTED) and (REDACTED) to borrower at closing. The (REDACTED) on the subject transaction is X.XX.

(REDACTED) XXX. he (REDACTED) on the transaction (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which all are paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XX. The file supports that the (REDACTED) has XX.XX months of documented (REDACTED) supported by (REDACTED) in the (REDACTED) file as well as (REDACTED) out (REDACTED) to an aggregate dollar amount of XX,XXX.XX + (REDACTED)-out of XXX,XXX.XX=XXX,XXX.XX)/XXXX.XX= XX.XX months). (REDACTED) rating of X.XX. The (REDACTED) ha a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the (REDACTED) (REDACTED) (REDACTED) which reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are documented (REDACTED) of XX.XX months including (REDACTED) (REDACTED) and (REDACTED) to borrower at closing. The (REDACTED) on the subject transaction is X.XX.
																Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-01-26): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade. Reviewer Comment (2022-01-26): overrode in error. Reviewer Comment (2022-01-26): Dupli(REDACTED)te exception.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731666	(Redacted)			24535365			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) provided doesn't specify (REDACTED) and Borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) XXX. he (REDACTED) on the transaction (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which all are paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XX. The file supports that the (REDACTED) has XX.XX months of documented (REDACTED) supported by (REDACTED) in the (REDACTED) file as well as (REDACTED) out (REDACTED) to an aggregate dollar amount of XX,XXX.XX + (REDACTED)-out of XXX,XXX.XX=XXX,XXX.XX)/XXXX.XX= XX.XX months). (REDACTED) rating of X.XX. The (REDACTED) ha a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the (REDACTED) (REDACTED) (REDACTED) which reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are documented (REDACTED) of XX.XX months including (REDACTED) (REDACTED) and (REDACTED) to borrower at closing. The (REDACTED) on the subject transaction is X.XX.

(REDACTED) XXX. he (REDACTED) on the transaction (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which all are paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XX. The file supports that the (REDACTED) has XX.XX months of documented (REDACTED) supported by (REDACTED) in the (REDACTED) file as well as (REDACTED) out (REDACTED) to an aggregate dollar amount of XX,XXX.XX + (REDACTED)-out of XXX,XXX.XX=XXX,XXX.XX)/XXXX.XX= XX.XX months). (REDACTED) rating of X.XX. The (REDACTED) ha a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the (REDACTED) (REDACTED) (REDACTED) which reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are documented (REDACTED) of XX.XX months including (REDACTED) (REDACTED) and (REDACTED) to borrower at closing. The (REDACTED) on the subject transaction is X.XX.
																Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731666	(Redacted)			24536113			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Calculated (REDACTED) do not (REDACTED)(REDACTED) proceeds from the subject transaction
Reviewer Comment (2022-03-14): Exception cleared.

Seller Comment (2022-03-11): (REDACTED)'s assessment of the (REDACTED) on this file is i(REDACTED)orrect. This is a X refina(REDACTED)e transaction and guidelines do not prohibit the use of X proceeds for (REDACTED). The file supports that the (REDACTED) has XX.XX months of documented (REDACTED) made up of (REDACTED) statement support as well as X proceeds to an aggregate dollar amount of XXXXX.XX + (REDACTED)sh-out XXX,XXX.XX=XXX,XXX.XX)/XXXX.XX= XX.XX months) Based on this,  the (REDACTED) for this (REDACTED) are more then supported for the X months of required (REDACTED). Additional cop factors X.XX DSCR and XX% X - exception should be removed.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731666	(Redacted)			24610132			Credit	Title	General	Title	Title shows property is leasehold.		Good and (REDACTED) (REDACTED) lien and fee simple lender's title (REDACTED) policy free and clear of any liens and encumbrances. Title and appraisal both (REDACTED) (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) XXX. he (REDACTED) on the transaction (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which all are paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XX. The file supports that the (REDACTED) has XX.XX months of documented (REDACTED) supported by (REDACTED) in the (REDACTED) file as well as (REDACTED) out (REDACTED) to an aggregate dollar amount of XX,XXX.XX + (REDACTED)-out of XXX,XXX.XX=XXX,XXX.XX)/XXXX.XX= XX.XX months). (REDACTED) rating of X.XX. The (REDACTED) ha a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the (REDACTED) (REDACTED) (REDACTED) which reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are documented (REDACTED) of XX.XX months including (REDACTED) (REDACTED) and (REDACTED) to borrower at closing. The (REDACTED) on the subject transaction is X.XX.

(REDACTED) XXX. he (REDACTED) on the transaction (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which all are paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XX. The file supports that the (REDACTED) has XX.XX months of documented (REDACTED) supported by (REDACTED) in the (REDACTED) file as well as (REDACTED) out (REDACTED) to an aggregate dollar amount of XX,XXX.XX + (REDACTED)-out of XXX,XXX.XX=XXX,XXX.XX)/XXXX.XX= XX.XX months). (REDACTED) rating of X.XX. The (REDACTED) ha a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the (REDACTED) (REDACTED) (REDACTED) which reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are documented (REDACTED) of XX.XX months including (REDACTED) (REDACTED) and (REDACTED) to borrower at closing. The (REDACTED) on the subject transaction is X.XX.

The (REDACTED) ha a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the (REDACTED) (REDACTED) (REDACTED) which reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are documented (REDACTED) of XX.XX months including (REDACTED) (REDACTED) and (REDACTED) to borrower at closing. The (REDACTED) on the subject transaction is X.XX.
																Aggregator,Owner Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-04-04): The (REDACTED) ha a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the (REDACTED) bureau report which reflects XX Xs of which X is a X and X is an (REDACTED) (REDACTED). There are XX X payments listed on the (REDACTED) bureau report, all paid as agreed. The (REDACTED) has (REDACTED) dating back to XX/XXXX. There are documented (REDACTED) of XX.XX months i(REDACTED)luding (REDACTED) assets and Xto borrower at closing. The DSCR on the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-31): This property is a Leasehold. We believe it is reasonable to consider an exception to the guidelines   Lease runs through X/XX/XXXX, which exceeds maturity date of Note (X/X/XXXX).   (REDACTED)(REDACTED) factors for the file i(REDACTED)lude:  The (REDACTED) ha a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the (REDACTED) bureau report which reflects XX Xs of which X is a X and X is an (REDACTED) (REDACTED). There are XX X payments listed on the (REDACTED) bureau report, all paid as agreed. The (REDACTED) has (REDACTED) dating back to XX/XXXX. There are documented (REDACTED) of XX.XX months i(REDACTED)uding (REDACTED) assets and Xto borrower at closing. The DSCR on the subject transaction is X.XX.

Seller Comment (2022-03-21): XX% X refina(REDACTED)e.  Leasehold property.  Lease runs through X/XX/XXXX, which exceeds maturity date of Note (X/X/XXXX).   (REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X(REDACTED) = XX.XX months' (REDACTED).  X History = XX "as agreed" payments made.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731666	(Redacted)			24771535			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing the (REDACTED)(REDACTED) amount	The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) XXX. he (REDACTED) on the transaction (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which all are paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XX. The file supports that the (REDACTED) has XX.XX months of documented (REDACTED) supported by (REDACTED) in the (REDACTED) file as well as (REDACTED) out (REDACTED) to an aggregate dollar amount of XX,XXX.XX + (REDACTED)-out of XXX,XXX.XX=XXX,XXX.XX)/XXXX.XX= XX.XX months). (REDACTED) rating of X.XX. The (REDACTED) ha a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the (REDACTED) (REDACTED) (REDACTED) which reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are documented (REDACTED) of XX.XX months including (REDACTED) (REDACTED) and (REDACTED) to borrower at closing. The (REDACTED) on the subject transaction is X.XX.
																Aggregator,Owner
Reviewer Comment (2022-03-15): The (REDACTED) on the transaction (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X is an (REDACTED) (REDACTED). There are XX X payments listed on the (REDACTED) bureau of which all are paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XX. The file supports that the (REDACTED) has XX.XX months of documented (REDACTED) supported by (REDACTED) statements in the (REDACTED) file as well as X proceeds to an aggregate dollar amount of XX,XXX.XX + (REDACTED)sh-out of XXX,XXX.XX=XXX,XXX.XX)/XXXX.XX= XX.XX months). DSCR rating of X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-11): The (REDACTED)lculated (REDACTED) to cost of X.XXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline X should be m(REDACTED)imum .XX. The purpose of the subject transaction is a X refina(REDACTED)e of an (REDACTED) property.  The appraisal outlines that the (REDACTED)chen has been updated and so (REDACTED) the bathrooms but no timeframe was provided. There is no documentation of improvements to reduce the X in this (REDACTED)se. However, an exception could be considered based on the other file attributes. The (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X is an (REDACTED) (REDACTED). There are XX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XX. The file supports that the (REDACTED) has XX.XX months of documented (REDACTED) made up of (REDACTED) statement support as well as X proceeds to an aggregate dollar amount of XXXXX.XX + (REDACTED)sh-out XXX,XXX.XX=XXX,XXX.XX)/XXXX.XX= XX.XX months). DSCR rating of X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731666	(Redacted)			25069928			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	The appraisal does not show the property is Tenant Occupied or Vacant and thus casts doubt on the business purpose of the loan.		The appraisal (REDACTED) the (REDACTED) as (REDACTED). The (REDACTED) file contains an executed (REDACTED) for the subject (REDACTED). Subject transaction is a (REDACTED)(REDACTED) and (REDACTED) properties are not allowed per guidelines.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) XXX. he (REDACTED) on the transaction (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which all are paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XX. The file supports that the (REDACTED) has XX.XX months of documented (REDACTED) supported by (REDACTED) in the (REDACTED) file as well as (REDACTED) out (REDACTED) to an aggregate dollar amount of XX,XXX.XX + (REDACTED)-out of XXX,XXX.XX=XXX,XXX.XX)/XXXX.XX= XX.XX months). (REDACTED) rating of X.XX. The (REDACTED) ha a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the (REDACTED) (REDACTED) (REDACTED) which reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are documented (REDACTED) of XX.XX months including (REDACTED) (REDACTED) and (REDACTED) to borrower at closing. The (REDACTED) on the subject transaction is X.XX.

(REDACTED) XXX. he (REDACTED) on the transaction (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which all are paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XX. The file supports that the (REDACTED) has XX.XX months of documented (REDACTED) supported by (REDACTED) in the (REDACTED) file as well as (REDACTED) out (REDACTED) to an aggregate dollar amount of XX,XXX.XX + (REDACTED)-out of XXX,XXX.XX=XXX,XXX.XX)/XXXX.XX= XX.XX months). (REDACTED) rating of X.XX. The (REDACTED) ha a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the (REDACTED) (REDACTED) (REDACTED) which reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are documented (REDACTED) of XX.XX months including (REDACTED) (REDACTED) and (REDACTED) to borrower at closing. The (REDACTED) on the subject transaction is X.XX.
																Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-17): (REDACTED) XXX. he (REDACTED) on the transaction (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X is an (REDACTED) (REDACTED). There are XX X payments listed on the (REDACTED) bureau of which all are paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XX. The file supports that the (REDACTED) has XX.XX months of documented (REDACTED) supported by (REDACTED) statements in the (REDACTED) file as well as X proceeds to an aggregate dollar amount of XX,XXX.XX + (REDACTED)sh-out of XXX,XXX.XX=XXX,XXX.XX)/XXXX.XX= XX.XX months). DSCR rating of X.XX. Client elects to downgrade and waive.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731667	(Redacted)			24530905			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) for (REDACTED) (REDACTED) and (REDACTED) missing form (REDACTED) file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731667	(Redacted)			24803500			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED), used (REDACTED)(REDACTED) price from application of XXXXk, no documentation of improvements	Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	(REDACTED) (REDACTED) = XXX. (REDACTED) X.XX. XXXX months' (REDACTED) (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-03-11): (REDACTED) (REDACTED) = XXX. DSCR X.XX. XXXX months' (REDACTED) (REDACTED), (REDACTED)d X. Client elects to downgrade and waive. Reviewer Comment (2022-03-11): XX/XX/XXXX Client to review and approve (REDACTED) factors to waive. Seller Comment (2022-03-11): X.XXXXX X exception. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR X.XX. XX.XX months' (REDACTED) (REDACTED)			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731668	(Redacted)			24516464			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		(REDACTED) provided are Well Fargo #XXXX.
Reviewer Comment (2022-03-18): XX/XX/XXXX Based on updated gu(REDACTED)(REDACTED)e. (REDACTED)n now use X for (REDACTED) if other assets in file. Other assets confirmed. Meets requirements.

Seller Comment (2022-03-16): Borrower is receiving XXX,XXX.XX X which is not disqualified by the guidelines to be (REDACTED)lculated towards (REDACTED) and represents XX.XX months of (REDACTED) using the (REDACTED) of XXXX.XX. The borrower has a good (REDACTED) history with a qualifying (REDACTED) of   XXX and clean X history going back to XXXX that is current to date. Their current Xs i(REDACTED)ludes a HELOC with a m(REDACTED) (REDACTED)t of XXXXK that is less than XX% (REDACTED)awn with a bala(REDACTED)e of XXX,XXX as of the (REDACTED) report date of X/XX/XXXX. The DSCR on the (REDACTED) is X.XX and the X is XX% which further reduces risk associated with the majority of (REDACTED) co(REDACTED)ng from the X proceeds of the (REDACTED)s.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731668	(Redacted)			24536129			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) for both (REDACTED) and (REDACTED) is not in the (REDACTED) file.	The qualifying DSCR on the loan is greater than the guideline minimum.	We have (REDACTED) letter in file doc. (REDACTED) is X.XX, (REDACTED) (REDACTED)	Owner,Aggregator	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731668	(Redacted)			24536135			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED)X for (REDACTED) (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) X.XX We have (REDACTED) letter in file doc. (REDACTED) is X.XX, (REDACTED) (REDACTED)	Originator Owner,Aggregator	Reviewer Comment (2022-02-17): We (REDACTED) (REDACTED) letter in file doc. Client elects to downgrade and waive. Reviewer Comment (2022-01-26): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731668	(Redacted)			24724400			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - (REDACTED) is XXX.XX%, max (REDACTED) is XX%. (REDACTED) amount XXXX,XXX/ XXX,XXX ((REDACTED)(REDACTED) price per appraisal) = XXX.XX%. (Acquisition of underlying (REDACTED) is within XX months will be capped at +X% from (REDACTED) cap dropped from XX% to XX%). We are missing prior closing (REDACTED) and (REDACTED) is no documentation of any improvements made.	The qualifying DSCR on the loan is greater than the guideline minimum.	We have (REDACTED) letter in file doc. (REDACTED) is X.XX, (REDACTED) (REDACTED)	Owner,Aggregator
Reviewer Comment (2022-04-04): DSCR is X.XX, (REDACTED)d X, client elects to downgrade and waive.

Seller Comment (2022-03-31): (REDACTED)(REDACTED) factors to be considered for the subject (REDACTED) transaction i(REDACTED)lude:  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) report showing XX Xs of which X a re Xs and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflects XX X related payments made, all paid as agreed. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731668	(Redacted)			24771883			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	A X% LRV deduction was added for lack of (REDACTED)(REDACTED) X years (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum.	We have (REDACTED) letter in file doc. (REDACTED) is X.XX, (REDACTED) (REDACTED)	Owner,Aggregator
Reviewer Comment (2022-04-04): DSCR is X.XX, (REDACTED)d X, client elects to downgrade and waive.

Seller Comment (2022-03-31): (REDACTED)(REDACTED) factors to be considered for the subject (REDACTED) transaction i(REDACTED)lude:  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) report showing XX Xs of which X a re Xs and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflects XX X related payments made, all paid as agreed. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731669	(Redacted)			24486997			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED) for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-26): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731669	(Redacted)			24610989			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing a detailed search for the (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
The property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX properties with X years of (REDACTED).  The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by a total of XX (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains (REDACTED) available for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX or XXX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX.

(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.
																Aggregator,Owner Aggregator,Owner Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): Ignore previous document. Correct (REDACTED) uploaded. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731669	(Redacted)			24611011			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For (REDACTED)(REDACTED) with a (REDACTED) range of XXX-XXX, max (REDACTED) is XX%.	The representative FICO score exceeds the guideline minimum by at least 40 points.	The property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX properties with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by a total of XX (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains (REDACTED) available for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX or XXX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX.	Aggregator,Owner
Reviewer Comment (2022-03-11): The property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX properties with X years of (REDACTED).  The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by a total of XX Xs of which X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets available for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX or XXX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-10): The exception presented by the Lender is to allow the X as su(REDACTED)tted. (REDACTED) stated in their exception the X should be (REDACTED) to XX%. X exception appears reasonable given the overall merits of the (REDACTED). The property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX properties with X years of (REDACTED).  The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by a total of XX Xs of which X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets available for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX or XXX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731669	(Redacted)			24772159			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXK / XXX,XXX = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per the appraisal.	The representative FICO score exceeds the guideline minimum by at least 40 points.	The property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX properties with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by a total of XX (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains (REDACTED) available for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX or XXX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX.	Aggregator,Owner
Reviewer Comment (2022-03-11): The property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX properties with X years of (REDACTED).  The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by a total of XX Xs of which X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets available for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX or XXX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. Client elects to downgrade and waive.

Reviewer Comment (2022-03-11): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Seller Comment (2022-03-10): The exception presented by the Lender is to allow the X as su(REDACTED)tted. (REDACTED) (REDACTED)lculated the X of the transaction at X.XXXXX which exceeds guideline X of .XX. I disagree with the (REDACTED)lculation of the X using only the (REDACTED) price from XXXX in the amount of XXX,XXX. It is not reasonable to utilize that amount given the improvements made to the property and the change in previous condition from (REDACTED) to the current (REDACTED). Comments on the front page of the appraisal state that the "(REDACTED)chen was remodeled in less than one year as were the bathrooms. Recent improvements i(REDACTED)lude, but are not (REDACTED) to, the following: The subject appears to (REDACTED) just undergone a (REDACTED)lete renovation si(REDACTED)e last (REDACTED) XX/XX/XXXX for XXX,XXX. At the prior sale the subject was in (REDACTED) condition and (REDACTED) (REDACTED) been in a fire." Although no receipts for improvements or scope of work was lo(REDACTED)ted in the (REDACTED) file, it is apparent the property was (REDACTED) in a distressed situation (potential fire per appraiser) and then (REDACTED)letely renovated and improved from (REDACTED) to (REDACTED) condition. It appears reasonable to consider an exception to the X guideline based on the overall merits of the file. The property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX properties with X years of (REDACTED).  The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by a total of XX Xs of which X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets available for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX or XXX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731670	(Redacted)			24522710			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) X.XX, guideline X.XX. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. Borrower also received XX,XXX.XX in (REDACTED) out at closing.	Owner,Originator	Reviewer Comment (2022-01-26): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731670	(Redacted)			24523016			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Calculated (REDACTED) of X.XX is less than Guideline (REDACTED) of X.XX because of less (REDACTED) that are available.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) X.XX, guideline X.XX. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. Borrower also received XX,XXX.XX in (REDACTED) out at closing.	Owner,Originator	Reviewer Comment (2022-03-17): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as agreed" payments made. Borrower also received XX,XXX.XX in X at closing. Client elects to downgrade and waive. Seller Comment (2022-03-16): Short X.XX month's verified (REDACTED) (REDACTED). XX% X refina(REDACTED)e with borrower receiving XXX,XXX.XX at closing. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as agreed" payments made.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731670	(Redacted)			24523333			Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	-	Both Borrowing (REDACTED) and (REDACTED)'s (REDACTED) Reports are missing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") with the actual names listed.	Borrower's Experience/Track Record	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Owner,Originator	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): Ignore previous document. Correct (REDACTED) provided Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731670	(Redacted)			24611376			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXK / XXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price + cost of improvements per application. NO prior HUD in file to confirm the full cost basis.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) X.XX, guideline X.XX. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. Borrower also received XX,XXX.XX in (REDACTED) out at closing.	Owner,Originator	Reviewer Comment (2022-03-17): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as agreed" payments made. Borrower also received XX,XXX.XX in X at closing. Client elects to downgrade and waive. Seller Comment (2022-03-16): X.XXXXX X exception. XX% X refina(REDACTED)e with borrower receiving XXX,XXX.XX at closing. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as agreed" payments made.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731671	(Redacted)			24523934			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) check for both the (REDACTED) and the (REDACTED) (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) is dated after Note date, client elects to downgrade and waive. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as-agreed" (REDACTED) made, XX.XX months of (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): Ignore previous document. Correct (REDACTED) uploaded. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731671	(Redacted)			24523942			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing form (REDACTED)X for the borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) is dated after Note date, client elects to downgrade and waive. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as-agreed" (REDACTED) made, XX.XX months of (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-01-26): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731671	(Redacted)			24772269			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For (REDACTED)(REDACTED) for a (REDACTED) range of XXX +, max (REDACTED) is XX%.	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) is dated after Note date, client elects to downgrade and waive. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as-agreed" (REDACTED) made, XX.XX months of (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-03-09): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as-agreed" payments made, XX.XX months of (REDACTED). Client elects to downgrade and waive. Seller Comment (2022-03-08): X.XXXXX% X exception - (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as-agreed" payments made.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731672	(Redacted)			24509811			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide a clear (REDACTED) for the (REDACTED) (REDACTED) & the (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by XX (REDACTED) on the (REDACTED) (REDACTED) (REDACTED), consisting of X (REDACTED), X (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XX. The file contains (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXX,XXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. (REDACTED) is X.XX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) (REDACTED) showing XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XXX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.
																Originator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): Correct (REDACTED) provided. Ignore previous document. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731672	(Redacted)			24509820			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Track Record Report missing.	The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by XX (REDACTED) on the (REDACTED) (REDACTED) (REDACTED), consisting of X (REDACTED), X (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XX. The file contains (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXX,XXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. (REDACTED) is X.XX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) (REDACTED) showing XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XXX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.
																Originator,Owner
Reviewer Comment (2022-04-04): The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) report showing XX Xs of which X are Xs and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflects XXX X related payments made, all paid as agreed. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-31): (REDACTED)(REDACTED) factors for the subject transaction i(REDACTED)lude:  The (REDACTED) owns a (REDACTED)a(REDACTED) entitled, (REDACTED), and has for tha last XX years. The (REDACTED) has been in the (REDACTED) (REDACTED) for XX years. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) report showing XX Xs of which X are Xs and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflects XXX X related payments made, all paid as agreed. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Seller Comment (2022-03-18): Track record request is still pending with (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731672	(Redacted)			24509912			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed Form (REDACTED)X for the (REDACTED) (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by XX (REDACTED) on the (REDACTED) (REDACTED) (REDACTED), consisting of X (REDACTED), X (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XX. The file contains (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXX,XXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. (REDACTED) is X.XX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) (REDACTED) showing XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XXX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.
																Originator,Owner
Reviewer Comment (2022-04-04): The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) report showing XX Xs of which X are Xs and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflects XXX X related payments made, all paid as agreed. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-31): (REDACTED)(REDACTED) factors for the subject transaction i(REDACTED)lude:  The (REDACTED) owns a (REDACTED)a(REDACTED) entitled, (REDACTED), and has for tha last XX years. The (REDACTED) has been in the (REDACTED) (REDACTED) for XX years. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) report showing XX Xs of which X are Xs and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflects XXX X related payments made, all paid as agreed. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-02-07): XX/XX/XXXX Reviewed to deter(REDACTED)ne if able to waive exception. Need W-X for business X or verifi(REDACTED)tion of X (REDACTED) through (REDACTED) for further review. Exception remains.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731672	(Redacted)			24510051			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Lender to provide a fully executed current (REDACTED) agreement. (REDACTED) in file is missing pages and does not (REDACTED) the dates of the (REDACTED) on it.	The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by XX (REDACTED) on the (REDACTED) (REDACTED) (REDACTED), consisting of X (REDACTED), X (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XX. The file contains (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXX,XXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. (REDACTED) is X.XX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) (REDACTED) showing XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XXX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.
																Originator,Owner
Reviewer Comment (2022-04-04): The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) report showing XX Xs of which X are Xs and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflects XXX X related payments made, all paid as agreed. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-31): (REDACTED)(REDACTED) factors for the subject transaction i(REDACTED)lude:  The (REDACTED) owns a (REDACTED)a(REDACTED) entitled, (REDACTED), and has for tha last XX years. The (REDACTED) has been in the (REDACTED) (REDACTED) for XX years. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) report showing XX Xs of which X are Xs and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflects XXX X related payments made, all paid as agreed. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-03-11): Cleared by (REDACTED)sta(REDACTED), we need all XX pages of lease, (REDACTED)ssing page XX. Exception remains.

Reviewer Comment (2022-03-11): XX/XX/XXXX Lease received.

Seller Comment (2022-03-10): Lease agreement uploaded. Although the lease agreement provided is (REDACTED)ssing pages X of XX and XX of XX, the term of the lease, i(REDACTED)luding month-to-month tena(REDACTED)y clause, amount of lease payments, due date etc. are identified. The agreement is also executed by all required parties.

Reviewer Comment (2022-02-17): Per seller comment, reviewing.

Seller Comment (2022-02-16): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731672	(Redacted)			24513848			Credit	Fix and Flip	General	Fix and Flip	Missing Document: Spousal Consent not provided.	-	(REDACTED) consent missing.				Reviewer Comment (2022-02-24): Per client - Per (REDACTED)s fee(REDACTED)ck. (REDACTED) is on joint X to show (REDACTED)'s liquidity, nothing related to the (REDACTED).	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731672	(Redacted)			24513973			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	Missing track record for years of (REDACTED). For (REDACTED)(REDACTED) with a (REDACTED) (REDACTED) range of XXX+, max (REDACTED) is XX%. A X% deduction was added due to lack of (REDACTED) years.	The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by XX (REDACTED) on the (REDACTED) (REDACTED) (REDACTED), consisting of X (REDACTED), X (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XX. The file contains (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXX,XXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. (REDACTED) is X.XX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) (REDACTED) showing XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XXX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.
																Originator,Owner
Reviewer Comment (2022-03-11): The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by XX Xs on the (REDACTED) bureau report, consisting of X Xs, X (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XX. The file contains assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XXX,XXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. DSCR is X.XX. Client approves the down grade.

Reviewer Comment (2022-03-11): XX/XX/XXXX Client to review and approve (REDACTED) factors to waive.

Seller Comment (2022-03-10): The exception presented by the Lender is to allow the X as su(REDACTED)tted at XX.XXXXX%. The (REDACTED) is a X refina(REDACTED)e of an (REDACTED) property with a (REDACTED) (REDACTED) (REDACTED) of XXX. Guidelines (REDACTED)t the m(REDACTED)imum X on the transaction to XX%. Consideration of an exception appears reasonable based on the overall merits of the file. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units with XX years of (REDACTED).  The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731672	(Redacted)			24611645			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		(REDACTED) seasoning requirement is XXX days for the last transaction. (REDACTED)(REDACTED) date is X-XXXX and note date is XX-XXXX. Prior Closing (REDACTED) or HUD from (REDACTED)(REDACTED) is missing.	The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by XX (REDACTED) on the (REDACTED) (REDACTED) (REDACTED), consisting of X (REDACTED), X (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XX. The file contains (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXX,XXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. (REDACTED) is X.XX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) (REDACTED) showing XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XXX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.
																Originator,Owner
Reviewer Comment (2022-03-11): The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by XX Xs on the (REDACTED) bureau report, consisting of X Xs, X (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XX. The file contains assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XXX,XXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. DSCR is X.XX. Client approves the down grade.

Reviewer Comment (2022-03-11): XX/XX/XXXX Client to review and approve (REDACTED) factors to waive.

Seller Comment (2022-03-10): The exception presented was to allow the transaction as a X refina(REDACTED)e,  as su(REDACTED)tted. The (REDACTED) is a X refina(REDACTED)e of an (REDACTED) property with a (REDACTED) (REDACTED) (REDACTED) of XXX. Although not fully documented in the (REDACTED) file, it appears the X refina(REDACTED)e is to recoup monies spent updating the subject property. According to the appraisal, there were updates within the last one to five years. Consideration of an exception appears reasonable based on the overall merits of the file. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by XX Xs on the (REDACTED) bureau report, consisting of X Xs, X (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XX. The file contains assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XXX,XXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731672	(Redacted)			24725385			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - (REDACTED) is XXX.XX%, max (REDACTED) is XX%. (REDACTED) amount XXXX,XXX/XXXX,XXX ((REDACTED)(REDACTED) price per application) = XXX.XX%. (Acquisition of underlying (REDACTED) is within XX months will be capped at +X% from (REDACTED) cap dropped from XX% to XX%). We are missing prior closing (REDACTED) and (REDACTED) is no documentation of any improvements made.	The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by XX (REDACTED) on the (REDACTED) (REDACTED) (REDACTED), consisting of X (REDACTED), X (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XX. The file contains (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXX,XXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. (REDACTED) is X.XX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) (REDACTED) showing XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XXX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.
																Originator,Owner
Reviewer Comment (2022-03-11): The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by XX Xs on the (REDACTED) bureau report, consisting of X Xs, X (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XX. The file contains assets in the amount of XXX,XXX.XX divided by the (REDACTED) of XXX,XXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. DSCR is X.XX. Client approves the down grade.

Reviewer Comment (2022-03-11): XX/XX/XXXX Client to review and approve (REDACTED) factors to waive.

Seller Comment (2022-03-10): The exception presented by the Lender is to allow the X as su(REDACTED)tted. The (REDACTED)lculated (REDACTED) to cost of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline X should be m(REDACTED)imum .XX. The purpose of the subject transaction is a X refina(REDACTED)e of an (REDACTED) property.  The appraisal outlines that the (REDACTED)chen has been updated and so (REDACTED) the bathrooms but no timeframe was provided. There is no documentation of improvements to reduce the X in this (REDACTED)se. However, an exception could be considered based on the other file attributes. There are (REDACTED) (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X is an (REDACTED) (REDACTED). There are XXX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XX. There are documented assets available for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731673	(Redacted)			24531527			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. The (REDACTED) (REDACTED) of XXX and (REDACTED) of X.XX, (REDACTED) (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-01-26): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731673	(Redacted)			24532232			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) provided doesn't specify (REDACTED) and Borrowing (REDACTED).	Borrower's Experience/Track Record	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): Corrected (REDACTED) provided, ignore previous document. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731673	(Redacted)			24611758			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Per guides, Add an additional (REDACTED) months from initial X months for any (REDACTED) within X% of the published maximum (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. The (REDACTED) (REDACTED) of XXX and (REDACTED) of X.XX, (REDACTED) (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-03-09): The (REDACTED) (REDACTED) of XXX and DSCR of X.XX, (REDACTED)d X. Client elects to downgrade and waive. Seller Comment (2022-03-08): The subject (REDACTED) is a (REDACTED). The additional reserve requirement is not appli(REDACTED)ble to a (REDACTED) transaction where the property is to be (REDACTED). In a(REDACTED) event, the (REDACTED) (REDACTED) of XXX and DSCR of X.XX provide adequate (REDACTED)(REDACTED) factors for a X.XX month exception.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731674	(Redacted)			24527173			Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		(REDACTED) certificate address: XXXXX XXth (REDACTED), Note address XXX-XX XXth (REDACTED)				Reviewer Comment (2022-03-10): Exception cleared Seller Comment (2022-03-09): Please review this exception. The subject property is lo(REDACTED)ted in (REDACTED) in (REDACTED), (REDACTED). The ad(REDACTED)ess on the Note uses "XXX-XX XXth (REDACTED)" This is the common numbering scheme in (REDACTED) to indi(REDACTED)te the lo(REDACTED)tion of the property on the XXXnd (REDACTED) block of XXth (REDACTED) and XX as the house number. The flood cert o(REDACTED)ts the hyphen, but there is no question it is the same property.	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731674	(Redacted)			24527210			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided
Reviewer Comment (2022-03-18): Exception cleared.

Seller Comment (2022-03-18): No corporate resolution is required when all members are (REDACTED) - please review the operating agreement vs the guarantees all members consented - es(REDACTED)late this for review with your (REDACTED)agement please

Reviewer Comment (2022-02-23): Corporate resolution signed by the (REDACTED) at closing for this (REDACTED) is (REDACTED)ssing.

Seller Comment (2022-02-22): Per the Operating Agreement, there are (REDACTED) members of the Borrowing X.  Both (REDACTED) signed the (REDACTED) documents.  As all members of the X (REDACTED) signed no further Corporate Resolution is required.
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731674	(Redacted)			24527215			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) provided doesn't specify (REDACTED) and Borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Originator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): Corrected (REDACTED) provided, ignore previous document. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731674	(Redacted)			24527216			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED)	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-26): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731675	(Redacted)			24516224			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide a clear (REDACTED) for the (REDACTED) (REDACTED) & the (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by the (REDACTED) (REDACTED) (REDACTED) that contains XX (REDACTED) of which X is a (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are XX successful (REDACTED) (REDACTED) (REDACTED) made according to the (REDACTED). The file contains (REDACTED) for (REDACTED) in the amount of XXX,XXX.XX divided by XX,XXX.XX resulting in XX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject transaction is X.XX.. Client approves the downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided. Reviewer Comment (2022-02-07): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B			Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731675	(Redacted)			24516240			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed Form (REDACTED)X for the (REDACTED) (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-26): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B			Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731675	(Redacted)			24725649			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price + cost of improvements per application. No prior HUD in file to confirm full cost basis.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by the (REDACTED) (REDACTED) (REDACTED) that contains XX (REDACTED) of which X is a (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are XX successful (REDACTED) (REDACTED) (REDACTED) made according to the (REDACTED). The file contains (REDACTED) for (REDACTED) in the amount of XXX,XXX.XX divided by XX,XXX.XX resulting in XX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject transaction is X.XX.. Client approves the downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-03-10): The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by the (REDACTED) bureau report that contains XX Xs of which X is a X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. There are XX successful X related payments made according to the report. The file contains assets for (REDACTED) in the amount of XXX,XXX.XX divided by XX,XXX.XX resulting in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR for the subject transaction is X.XX.. Client approves the downgrade and waive.

Seller Comment (2022-03-09): The exception presented by the Lender is to allow the X as su(REDACTED)tted. The property was (REDACTED) on XX/XX/XXXX for XXX,XXX with XXX,XXX worth of improvements outlined on the appli(REDACTED)tion form. There is no documentation in the form of receipts or scope of work that it(REDACTED)ze the improvements lo(REDACTED)ted in the file. However, the appraisal clearly outlines in comments that the subject property has received extensive renovations. Comments state, "The subject has been recently renovated si(REDACTED)e (REDACTED) (REDACTED) in June and is in good condition. The subject has a new (REDACTED)chen, new bathroom, refinished hardwood flooring, recessed lights added, updated HVAC, new garage door, painted and new fixtures. Although the X at X.XXXX is not a reasonable (REDACTED)lculation given the extensive renovation. Consideration of an exception appears reasonable based on the overall merits of the (REDACTED) file. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by the (REDACTED) bureau report that contains XX Xs of which X is a X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. There are XX successful X related payments made according to the report. The file contains assets for (REDACTED) in the amount of XXX,XXX.XX divided by XX,XXX.XX resulting in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR for the subject transaction is X.XX.

Reviewer Comment (2022-02-17): Appraisal dated XX-XX shows the property was obtained on X-X-XX. Appraisal dated XX-XX reflects it was obtained on X-X-XX. Background check reflects the date of acquisition is X-XX-XX with a recording date of X-X-XX. The final/executed HUD will confirm actual acquisition date.

Seller Comment (2022-02-16): Per the appraisal provided, the Purdue property was acquired an X/X/XXXX (XX+ months prior) and no X would apply.
																				(Redacted)	2	B			Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731676	(Redacted)			24572642			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided	Address: (REDACTED)					Reviewer Comment (2022-02-22): XX/XX/XXXX Flood cert for XXX (REDACTED) received and entered. Seller Comment (2022-02-22): Flood certifi(REDACTED)tion provided.	(Redacted)			1	A			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731676	(Redacted)			24572785			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided	Address: (REDACTED)					Reviewer Comment (2022-03-10): Exception cleared. Seller Comment (2022-03-08): Flood cert now attached. Reviewer Comment (2022-02-22): Cert provided for REO, XXX (REDACTED) (REDACTED) (REDACTED)ssing for, XXXX (REDACTED), Seller Comment (2022-02-17): Flood Cert	(Redacted)			1	A			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731676	(Redacted)			24573192			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	(REDACTED) with all pages evidencing at (REDACTED) (REDACTED) months consecutive activity	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
Borrower has a (REDACTED) (REDACTED) of XXX. (REDACTED) is X.XX, (REDACTED) equal to XXX.XX months. The (REDACTED) out (REDACTED) (REDACTED) be (REDACTED) for (REDACTED) and represents XX.XX months of (REDACTED).  Additionally (REDACTED) are (REDACTED) in the file with a balance of XXX,XXX. (REDACTED) of X.XX, (REDACTED) of XX.XX and A (REDACTED) of XXX.

We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). The (REDACTED) out (REDACTED) (REDACTED) be (REDACTED) for (REDACTED) and represents XX.XX months of (REDACTED).  Additionally (REDACTED) are (REDACTED) in the file with a balance of XXX,XXX. (REDACTED) of X.XX, (REDACTED) of XX.XX and A (REDACTED) of XXX.

The (REDACTED) out (REDACTED) (REDACTED) be (REDACTED) for (REDACTED) and represents XX.XX months of (REDACTED).  Additionally (REDACTED) are (REDACTED) in the file with a balance of XXX,XXX. (REDACTED) of X.XX, (REDACTED) of XX.XX and A (REDACTED) of XXX.
																Aggregator,Owner Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-31): The X proceeds (REDACTED) be used for (REDACTED) and represents XX.XX months of (REDACTED).  Additionally there are (REDACTED) statements in the file with a bala(REDACTED)e of XXX,XXX. DSCR of X.XX, X of XX.XX and A (REDACTED) of XXX.

Seller Comment (2022-03-31): The X proceeds (REDACTED) be used for (REDACTED) and represents XX.XX months of (REDACTED).  Additionally there are (REDACTED) statements in the file with a bala(REDACTED)e of XXX,XXX.  The (REDACTED) also has the following (REDACTED)(REDACTED) factor DSCR of X.XX, X of XX.XX and A (REDACTED) of XXX.

Reviewer Comment (2022-03-10): Only (REDACTED) X month for all Xs, per guidelines Documentation used to verify liquidity must be dated within XX days of the (REDACTED) ori(REDACTED)tion date. Exception remains.

Seller Comment (2022-03-08): The X proceeds of the (REDACTED) totaled XXX,XXX.XX and provide XX.XX months in (REDACTED).   THese funds are in addition to the bala(REDACTED)es shown in the (REDACTED) statements.  Please clear this condition.
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731676	(Redacted)			24573939			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). The (REDACTED) out (REDACTED) (REDACTED) be (REDACTED) for (REDACTED) and represents XX.XX months of (REDACTED). Additionally (REDACTED) are (REDACTED) in the file with a balance of XXX,XXX. (REDACTED) of X.XX, (REDACTED) of XX.XX and A (REDACTED) of XXX.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731676	(Redacted)			24772549			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) amounts per appraisals; missing prior costs and documented improvements	The representative FICO score exceeds the guideline minimum by at least 40 points.	Borrower has a (REDACTED) (REDACTED) of XXX. (REDACTED) is X.XX, (REDACTED) equal to XXX.XX months. The (REDACTED) out (REDACTED) (REDACTED) be (REDACTED) for (REDACTED) and represents XX.XX months of (REDACTED). Additionally (REDACTED) are (REDACTED) in the file with a balance of XXX,XXX. (REDACTED) of X.XX, (REDACTED) of XX.XX and A (REDACTED) of XXX.	Aggregator,Owner
Reviewer Comment (2022-03-09): Borrower has a (REDACTED) (REDACTED) of XXX. DSCR is X.XX, (REDACTED) equal to XXX.XX months. Client elects to downgrade and waive.

Reviewer Comment (2022-03-09): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Seller Comment (2022-03-08): Please consider an X exception on this (REDACTED).   This is a blan(REDACTED)t (REDACTED) covering (REDACTED) X-X fa(REDACTED)ly (REDACTED) properties.  The borrower has owned the properties si(REDACTED)e X/XXXX and X/XXXX.   Per the (REDACTED) appli(REDACTED)tion, he has made XXX,XXX in repa(REDACTED) and improvements si(REDACTED)e acquisition.   Revised X is X.X.   Borrower has a (REDACTED) (REDACTED) of XXX.  DSCR is X.XX,  (REDACTED) equal to XX.XX months.
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731678	(Redacted)			24584399			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date, client elects to downgrade and waive. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. XX years self-(REDACTED) (REDACTED). (REDACTED) (REDACTED) = XX.XX months' (REDACTED) (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B			Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731678	(Redacted)			24584407			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing for borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. XX years self-(REDACTED) (REDACTED). (REDACTED) (REDACTED) = XX.XX months' (REDACTED) (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B			Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731678	(Redacted)			24772624			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per appraisals.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.  XX years self-(REDACTED) (REDACTED).  (REDACTED) (REDACTED) = XX.XX months' (REDACTED) (REDACTED).

(REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.  XX years self-(REDACTED) (REDACTED).  (REDACTED) (REDACTED) = XX.XX months' (REDACTED) (REDACTED).

(REDACTED) is dated after Note date, client elects to downgrade and waive. (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.  XX years self-(REDACTED) (REDACTED).  (REDACTED) (REDACTED) = XX.XX months' (REDACTED) (REDACTED).
																Aggregator,Owner Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-17): (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as agreed" payments made.  XX years (REDACTED)(REDACTED)agement (REDACTED).  X(REDACTED) = XX.XX months' (REDACTED) (REDACTED). Client elects to downgrade and waive.

Reviewer Comment (2022-03-17): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Seller Comment (2022-03-15): X.XXXXX X exception.  XX.XX% rate/term refina(REDACTED)e.  (REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as agreed" payments made.  XX years (REDACTED)(REDACTED)agement (REDACTED).  X(REDACTED) = XX.XX months' (REDACTED) (REDACTED).
																				(Redacted)	2	B			Investment	Refinance - Rate/Term		C	B	C	B			A	A			No
216731679	(Redacted)			24506373			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed Form (REDACTED)X for the (REDACTED) (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. The (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) . (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which zero (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back XX/XX. Additionally, the (REDACTED) rating is X.XX (REDACTED) (REDACTED). (REDACTED) of X.XX, XXX.XX months of (REDACTED), (REDACTED) (REDACTED).
																Aggregator,Owner	Reviewer Comment (2022-02-17): We (REDACTED) (REDACTED) letter in file doc. Client elects to downgrade and waive. Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731679	(Redacted)			24534055			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per title, (REDACTED) type is (REDACTED) for XXXX Sheldon (REDACTED). Per guidelines, Good and (REDACTED) (REDACTED) lien and fee simple lender's title (REDACTED) policy.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. The (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) . (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which zero (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back XX/XX. Additionally, the (REDACTED) rating is X.XX (REDACTED) (REDACTED). (REDACTED) of X.XX, XXX.XX months of (REDACTED), (REDACTED) (REDACTED).
																Aggregator,Owner	Reviewer Comment (2022-04-04): DSCR of X.XX, XXX.XX months of (REDACTED), (REDACTED)d X, client elects to downgrade and waive. Seller Comment (2022-03-18): This property is a leasehold but we believe it is reasonable to ma(REDACTED) an exception based on a XXX (REDACTED), verified (REDACTED) and a DSCR of X.XX			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731679	(Redacted)			24587292			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED). (REDACTED) requires an (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") with the actual names listed for borrowing (REDACTED). Exception remains.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. The (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) . (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which zero (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back XX/XX. Additionally, the (REDACTED) rating is X.XX (REDACTED) (REDACTED). (REDACTED) of X.XX, XXX.XX months of (REDACTED), (REDACTED) (REDACTED).
																Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731679	(Redacted)			24725834			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXXX,XXX.XX = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) prices + settlement charges + cost of improvements. per (REDACTED)(REDACTED) HUDs.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. The (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) . (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which zero (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back XX/XX. Additionally, the (REDACTED) rating is X.XX (REDACTED) (REDACTED). (REDACTED) of X.XX, XXX.XX months of (REDACTED), (REDACTED) (REDACTED).
																Aggregator,Owner
Reviewer Comment (2022-03-17): The (REDACTED) on the transaction. An(REDACTED)ew has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X . There are XX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XX. Additionally, the DSCR rating is X.XX (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-16): The (REDACTED)lculated (REDACTED) to cost of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline X should be m(REDACTED)imum .XX. The purpose of the subject transaction is a X refina(REDACTED)e of an (REDACTED) property.  The appraisal outlines that the (REDACTED)chen has been updated and so (REDACTED) the bathrooms but no timeframe was provided. There is no documentation of improvements to reduce the X in this (REDACTED)se. However, an exception could be considered based on the other file attributes. The (REDACTED) on the transaction. An(REDACTED)ew has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X . There are XX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XX. Additionally, the DSCR rating is X.XX
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731679	(Redacted)			24772816			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	A X% (REDACTED) deduction was applied due to the lack of the (REDACTED)(REDACTED) X years (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. The (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) . (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which zero (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back XX/XX. Additionally, the (REDACTED) rating is X.XX (REDACTED) (REDACTED). (REDACTED) of X.XX, XXX.XX months of (REDACTED), (REDACTED) (REDACTED).
																Aggregator,Owner
Reviewer Comment (2022-03-17): The (REDACTED) on the transaction. An(REDACTED)ew has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X . There are XX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XX. Additionally, the DSCR rating is X.XX (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-16): The exception presented by the Lender is to allow the X as su(REDACTED)tted at XX%. The (REDACTED) is a X refina(REDACTED)e of an (REDACTED) property with a (REDACTED) (REDACTED) (REDACTED) of XXX. Guidelines (REDACTED)t the m(REDACTED)imum X on the transaction to XX%. Consideration of an exception appears reasonable based on the overall merits of the file. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) of XXX is supported by XX Xs on the (REDACTED) bureau report, consisting of X Xs. The (REDACTED) has (REDACTED) dating back to XX/XX. The file contains assets in the amount of XXXX,XXX.XX divided by the (REDACTED) of XX,XXX.XX resulting in XXX.XX months of (REDACTED) (REDACTED) post-closing.
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731681	(Redacted)			24530625			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing form (REDACTED)X for the (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XX "as agreed" (REDACTED) made. XX.XX months' (REDACTED) (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-01-26): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731681	(Redacted)			24530673			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) check provided has no names on them. Full (REDACTED) check with names for the (REDACTED) and the (REDACTED) (REDACTED) needed.	Borrower's Experience/Track Record	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Owner,Originator	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731681	(Redacted)			24612255			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / X XXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price + cost of improvements per application. No prior HUDs in file to confirm full cost basis.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XX "as agreed" (REDACTED) made. XX.XX months' (REDACTED) (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-03-21): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XX "as agreed" payments made. XX.XX months' (REDACTED) (REDACTED). Client elects to downgrade and waive. Reviewer Comment (2022-03-21): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XX "as agreed" payments made. XX.XX months' (REDACTED) (REDACTED). Seller Comment (2022-03-18): X.XXXXX X exception. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XX "as agreed" payments made. XX.XX months' (REDACTED) (REDACTED). Sent to jen for review.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731682	(Redacted)			24531303			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX (REDACTED) of which X are (REDACTED) (REDACTED) and X are (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflected XXX successful (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in X.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX.
																Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	C	B			D	A			No
216731682	(Redacted)			24531310			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for Borrowing (REDACTED). We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") with the actual names listed.	Borrower has owned the subject property for at least 5 years.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Originator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	C	B			D	A			No
216731682	(Redacted)			24534803			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing.	-	The file is missing a copy of the primary valuations required for securitization (REDACTED)(REDACTED) of properties (XXXXX (REDACTED)kwood, XXXXX (REDACTED), XXXXX (REDACTED), XXXXX (REDACTED) and XXXXX (REDACTED))				Reviewer Comment (2022-03-09): Exception cleared Buyer Comment (2022-03-09): Appraisals for (REDACTED), Jerome and (REDACTED) were uploaded on X/X. Please review, thanks. Reviewer Comment (2022-03-07): We are still (REDACTED)ssing appraisals for XXXXX (REDACTED), XXXXX Jerome and XXXXX (REDACTED). Buyer Comment (2022-03-02): All X appraisals attached. Property Ad(REDACTED)ess in File Name	(Redacted)			1	A			Investment	Refinance - Cash-out - Other		D	B	C	B			D	A			No
216731682	(Redacted)			24535037			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.	-	The (REDACTED) is located in (REDACTED) (REDACTED) area. Provide a post-(REDACTED) inspection verifying (REDACTED) was no damage from enter (REDACTED) info (REDACTED). The inspection must (REDACTED) exterior photos and the (REDACTED) must be re-inspected on or after XX/XX/XXXX (REDACTED)lared end date.				Reviewer Comment (2022-02-24): Received Post Disaster Inspection Report he(REDACTED)e Exception is cleared. Buyer Comment (2022-02-23): Disaster inspection for XXXXX (REDACTED) Buyer Comment (2022-02-22): Disaster inspection for XXXXX (REDACTED) Reviewer Comment (2022-02-15): Only received for XXXXX (REDACTED)(REDACTED) (REDACTED), exception remains. Buyer Comment (2022-02-14): Disaster Inspection	(Redacted)			1	A			Investment	Refinance - Cash-out - Other		D	B	C	B			D	A			No
216731682	(Redacted)			24583746			Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided		Missing XXXX Rent comparison for for XXXX (REDACTED) (REDACTED) and XXXXX (REDACTED)kwood and XXXXX (REDACTED) and XXXXX (REDACTED) and XXXXX (REDACTED) adn XXXXX (REDACTED), guides require: (REDACTED) rent addendum to appraisal (or (REDACTED)-party (REDACTED) rent report if approved on exception basis)				Reviewer Comment (2022-03-09): Exception cleared	(Redacted)			1	A			Investment	Refinance - Cash-out - Other		D	B	C	B			D	A			No
216731682	(Redacted)			24726165			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XX,XXX,XXX / XXXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price + cost of improvements per application. No prior HUD in file for full cost basis.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX (REDACTED) of which X are (REDACTED) (REDACTED) and X are (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflected XXX successful (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in X.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX.
																Aggregator,Owner
Reviewer Comment (2022-03-17): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs of which X are X related and X are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflected XXX successful X related payments made, all as agreed. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in X.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-15): The exception presented by the Lender is to allow the X as su(REDACTED)tted on the subject transaction.  The transaction is a X refina(REDACTED)e of an (REDACTED) property. The file did not contain sufficient documentation to support a(REDACTED) improvements. The (REDACTED)lculation of the X by (REDACTED), using only the (REDACTED) price, does not appear reasonable. The settlement statement in the (REDACTED) file showed three liens (REDACTED) paid through closing. The summation of those liens are more indi(REDACTED)tive of the (REDACTED) in the property or acquisition costs. The liens of XXXX,XXX.XX results in an X of X.XX. Although the X is somewhat higher than the guideline of .XX, consideration of an exception appears reasonable based on the merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs of which X are X related and X are X Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflected XXX successful X related payments made, all as agreed. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in X.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-03-09): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	C	B			D	A			No
216731683	(Redacted)			24585253			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		(REDACTED) on doc is Astor RCJC (REDACTED) and our (REDACTED) is (REDACTED) (REDACTED).
Reviewer Comment (2022-03-11): Received Articles of organization and the status is active. Exception Cleared.

Seller Comment (2022-03-09): The attached document from the Ohio Secretary of State confirms that the (REDACTED)a(REDACTED) was active as of XX/XX/XXXX confir(REDACTED)ng that Maple RCJC (REDACTED) was active as of that date.

Reviewer Comment (2022-02-24): Required (REDACTED) but we (REDACTED) received Articles of organization

Seller Comment (2022-02-22): Cert of  Good Standing uploaded

Reviewer Comment (2022-02-15): exception cleared

Seller Comment (2022-02-14): The cert of good standing is the same X as the borrower on the note document. Please remove this exception.
																		(Redacted)			1	A			Investment	Purchase		C	B	C	B			A	A			No
216731683	(Redacted)			24585261			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		Missing signed by all X (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is an executed declaration of non occupancy in the file and the (REDACTED) covers multiple properties which supports the intent is for (REDACTED) (REDACTED)(REDACTED). (REDACTED) XXX, XX.XX months in (REDACTED), (REDACTED)(REDACTED) transaction, (REDACTED) X.XX, (REDACTED) borrower with X years.	Aggregator,Owner
Reviewer Comment (2022-03-31): There is an executed declaration of non occupa(REDACTED)y in the file and the (REDACTED) covers multiple properties which supports the intent is for business purpose. (REDACTED) XXX, XX.XX months in (REDACTED), (REDACTED) transaction, DSCR X.XX, (REDACTED)d borrower with X years. Client elects to downgrade and waive.

Seller Comment (2022-03-31): We believe that and exception is reasonable based on the following, there is an executed declaration of non occupa(REDACTED)y in the file  and the (REDACTED) covers multiple properties which supports the intent is for business purpose.  Additionally the (REDACTED) has the following (REDACTED)(REDACTED) factors; (REDACTED) XXX, XX.XX months in (REDACTED), (REDACTED) transaction, DSCR X.XX, (REDACTED)d borrower with X years.
																				(Redacted)	2	B			Investment	Purchase		C	B	C	B			A	A			No
216731683	(Redacted)			24585404			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing for borrowing (REDACTED).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B			Investment	Purchase		C	B	C	B			A	A			No
216731683	(Redacted)			24585432			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	The Certificate of Non-Owner Occupied does not show the borrower(s) at an address different than the subject and thus casts doubt on the business purpose of the loan.		Missing and must be signed by all X (REDACTED).				Reviewer Comment (2022-02-15): exception cleared Seller Comment (2022-02-14): all (REDACTED) did sign the document and their respective ad(REDACTED)esses are on the form. Please remove this exception	(Redacted)			1	A			Investment	Purchase		C	B	C	B			A	A			No
216731683	(Redacted)			24719992			Credit	Credit	Credit Documentation	Credit	Background check is missing.		Updated/added XX.XX.XX - Fraud report exception was cancelled and added background exception instead, missing (REDACTED) and (REDACTED).				Reviewer Comment (2022-02-15): Received Background checks Seller Comment (2022-02-14): (REDACTED) and (REDACTED)g background checks attached.	(Redacted)			1	A			Investment	Purchase		C	B	C	B			A	A			No
216731706	(Redacted)			24392599			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided						Reviewer Comment (2022-01-11): Exception cleared Seller Comment (2022-01-11): The background check for the (REDACTED) was lo(REDACTED)ted in the (REDACTED) file. Please clear this item.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731706	(Redacted)			24392605			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2022-01-11): Exception cleared Seller Comment (2022-01-11): The (REDACTED) guidelines require EITHER the background check for the (REDACTED) or a full fraud report. The background report was uploaded previously. Please clear this item.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731706	(Redacted)			24392616			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed (REDACTED)X for the (REDACTED) (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-18): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-18): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731706	(Redacted)			24393306			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		The Final Title Policy Amount of XXXX,XXX.XX is less than the note amount of XXXX,XXX.XX based on the Commitment in file. Lende to provide an updated commitment with the correct (REDACTED) amount
Reviewer Comment (2022-02-18): XX/XX/XXXX Final Title with correct (REDACTED) amount.

Seller Comment (2022-02-16): Final title policy attached for (REDACTED) amount

Reviewer Comment (2022-01-26): Client to review and approve.

Seller Comment (2022-01-25): The final title policy will replace the title (REDACTED). Understanding the title (REDACTED) does not match the note, the settlement statement outlines the amount matching the note to meet requirements. You will not receive a corrected title (REDACTED), the settlement statement shows the amount that will appear on the title policy when received. The title policy is the end result of the title order. Please remove the exception or es(REDACTED)late to (REDACTED)agement for further consideration.

Reviewer Comment (2022-01-18): This exception for the prelim title (REDACTED) reads a (REDACTED) amount of XXXX,XXX.XX and note (REDACTED) amount is XXXX,XXX.XX, this exception does no pertain to a final title policy. Exception remains.

Seller Comment (2022-01-18): The final title policy is not a required document for initial review. It is a trailing document that is often received sometime after closing. The closing instructions and/or the settlement statement showing the proper amount for the coverage is sufficient. Please es(REDACTED)late to (REDACTED)agement for further consideration of removing the exception item. Thank you so much for your help on this. (REDACTED)

Reviewer Comment (2022-01-18): We need Title Final Policy reflecting the policy amount same or greater than ori(REDACTED)l note amount. Exception Remains.

Seller Comment (2022-01-11): The closing instructions for the transaction clearly indi(REDACTED)te that the final title policy will be for the full (REDACTED) amount. Although the title (REDACTED) in the file is for less than the (REDACTED) amount, the closing instructions outline that the final title policy will be for the required amount. Please clear this item.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731706	(Redacted)			24393309			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2022-02-18): XX/XX/XXXX Final Title received.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731706	(Redacted)			24429198			Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		(REDACTED) (REDACTED) form doesnt (REDACTED) the years of (REDACTED).
Reviewer Comment (2022-01-18): Fraud report reflects (REDACTED) si(REDACTED)e XXXX page XXX doc ID XXX Exception cleared

Seller Comment (2022-01-11): The property (REDACTED)agement (REDACTED) form did not contain the acquisition date for the properties listed (three properties). However, there are (REDACTED) of the three properties listed in the background check that match to the properties listed on the property (REDACTED) documentation and val(REDACTED)te the properties as owned si(REDACTED)e XXXX. The property information is lo(REDACTED)ted for XXXX Jammes on page XX of XXX of the background report and XXXX Dellwood is found on page XX of XXX. Si(REDACTED)e the properties were owned/(REDACTED)aged si(REDACTED)e XXXX, the (REDACTED) meets requirements. Please clear this item.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731706	(Redacted)			24803506			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior costs, used prior (REDACTED)(REDACTED) price from appraisal of XX,XXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX total (REDACTED) listed on the (REDACTED) (REDACTED) (REDACTED). Of the (REDACTED) listed on the (REDACTED). XX were (REDACTED), XX were (REDACTED) (REDACTED). The (REDACTED) reflected XXX (REDACTED) (REDACTED) (REDACTED) made. The (REDACTED) were documented in the (REDACTED) file for (REDACTED) in the amount of XXXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XXX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX.	Aggregator,Owner
Reviewer Comment (2022-03-09): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX total Xs listed on the (REDACTED) bureau report. Of the Xs listed on the (REDACTED). XX were Xs, XX were X Xs. The report reflected XXX X related payments made. The assets were documented in the (REDACTED) file for (REDACTED) in the amount of XXXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XXX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-08): The exception presented by the Lender is to allow the X (REDACTED)lculation as su(REDACTED)tted for the (REDACTED) transaction. The transaction was su(REDACTED)tted as a X transaction. The property was acquired X/XX/XX for XXX,XXX. Although there are no copies of scope of work or receipts for improvements, the appraisal comments reflect that improvements to the subject property (REDACTED) been made. The (REDACTED)chen was remodeled one to five years ago as were the bathrooms, during the same timeline. Consideration of an exception to allow the X as su(REDACTED)tted appears reasonable based on the overall merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX with XX total Xs listed on the (REDACTED) bureau report. Of the Xs listed on the (REDACTED). XX were Xs, XX were X Xs. The report reflected XXX X related payments made. The assets were documented in the (REDACTED) file for (REDACTED) in the amount of XXXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XXX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731707	(Redacted)			24456346			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Guides require X consecutive months of (REDACTED) within XX days of the note. Only one month provided.	Borrower's Experience/Track Record	(REDACTED) is dated after Note date. The subject property will be (REDACTED) according to the property (REDACTED) (REDACTED) form. The form reflects (REDACTED) (X) properties owned and (REDACTED), dating back to XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is a (REDACTED), X is an (REDACTED) (REDACTED) (REDACTED). The (REDACTED) on the subject (REDACTED) transaction is X.XX. XX.XX months of (REDACTED). Client elects to downgrade and waive.	Owner,Aggregator
Reviewer Comment (2022-03-10): The subject property will be (REDACTED)(REDACTED)aged according to the property (REDACTED)agement (REDACTED) form. The form reflects three (X) properties owned and (REDACTED)aged, dating back to XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) report reflecting XX Xs of which X is a X, X is an X (REDACTED) X. The DSCR on the subject (REDACTED) transaction is X.XX. XX.XX months of (REDACTED). Client elects to downgrade and waive.

Seller Comment (2022-03-09): The exception presented by the Lender is to allow the asset documentation as su(REDACTED)tted. The subject (REDACTED) transaction is a X refina(REDACTED)e of an (REDACTED) property. There were (REDACTED) Xs provided for the (REDACTED) (REDACTED). One X was a (REDACTED) X number XXXX with a bala(REDACTED)e of XXX,XXX.XX and with only one statement provided. The other X was a (REDACTED) (REDACTED) X number XXXX with a bala(REDACTED)e of XX,XXX.XX with (REDACTED) statements provided. No funds were required at closing and the X months (REDACTED) is XX,XXX.XX (XX,XXX.XX x X). A total of XXX,XXX.XX was documented in the file. Consideration for an exception to allow the (REDACTED) X assets with only one statement appears reasonable based on the overall merits of the file. The subject property will be (REDACTED)(REDACTED)aged according to the property (REDACTED)agement (REDACTED) form. The form reflects three (X) properties owned and (REDACTED)aged, dating back to XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) report reflecting XX Xs of which X is a X, X is an X (REDACTED) X. The DSCR on the subject (REDACTED) transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731707	(Redacted)			24467116			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for (REDACTED) and (REDACTED).	Borrower's Experience/Track Record	(REDACTED) is dated after Note date. The subject property will be (REDACTED) according to the property (REDACTED) (REDACTED) form. The form reflects (REDACTED) (X) properties owned and (REDACTED), dating back to XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is a (REDACTED), X is an (REDACTED) (REDACTED) (REDACTED). The (REDACTED) on the subject (REDACTED) transaction is X.XX. XX.XX months of (REDACTED). Client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): XX/XX/XXXX Need background check with (REDACTED) for (REDACTED) or we need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for (REDACTED). Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731707	(Redacted)			24467203			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for (REDACTED).				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check attached	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731707	(Redacted)			24467215			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for (REDACTED).	Borrower's Experience/Track Record	(REDACTED) is dated after Note date. The subject property will be (REDACTED) according to the property (REDACTED) (REDACTED) form. The form reflects (REDACTED) (X) properties owned and (REDACTED), dating back to XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is a (REDACTED), X is an (REDACTED) (REDACTED) (REDACTED). The (REDACTED) on the subject (REDACTED) transaction is X.XX. XX.XX months of (REDACTED). Client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-02-17): We (REDACTED) (REDACTED) letter in file doc. Client elects to downgrade and waive. Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-24): Please find attached the (REDACTED) val(REDACTED)tion from (REDACTED).GOV. With (REDACTED) Val(REDACTED)tion of the (REDACTED), the W-X would not be required. Please remove the condition.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731707	(Redacted)			24467477			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For (REDACTED)(REDACTED) with a (REDACTED) range of XXX-XXX, max TLV is XX%.	Borrower's Experience/Track Record	(REDACTED) is dated after Note date. The subject property will be (REDACTED) according to the property (REDACTED) (REDACTED) form. The form reflects (REDACTED) (X) properties owned and (REDACTED), dating back to XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is a (REDACTED), X is an (REDACTED) (REDACTED) (REDACTED). The (REDACTED) on the subject (REDACTED) transaction is X.XX. XX.XX months of (REDACTED). Client elects to downgrade and waive.	Owner,Aggregator
Reviewer Comment (2022-03-10): The subject property will be (REDACTED)(REDACTED)aged according to the property (REDACTED)agement (REDACTED) form. The form reflects three (X) properties owned and (REDACTED)aged, dating back to XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) report reflecting XX Xs of which X is a X, X is an X (REDACTED) X. The DSCR on the subject (REDACTED) transaction is X.XX. XX.XX months of (REDACTED). Client elects to downgrade and waive.

Seller Comment (2022-03-09): The exception presented by the Lender is to allow the X as su(REDACTED)tted at XX% when guidelines (REDACTED)t the X to XX%. Consideration for an exception to allow the X% X varia(REDACTED)e appears reasonable based on the overall merits of the file. The subject property will be (REDACTED)(REDACTED)aged according to the property (REDACTED)agement (REDACTED) form. The form reflects three (X) properties owned and (REDACTED)aged, dating back to XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) report reflecting XX Xs of which X is a X, X is an X (REDACTED) X. The DSCR on the subject (REDACTED) transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731707	(Redacted)			24720524			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price + cost of improvements per application. No prior HUD in file for full cost basis.	Borrower's Experience/Track Record	(REDACTED) is dated after Note date. The subject property will be (REDACTED) according to the property (REDACTED) (REDACTED) form. The form reflects (REDACTED) (X) properties owned and (REDACTED), dating back to XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is a (REDACTED), X is an (REDACTED) (REDACTED) (REDACTED). The (REDACTED) on the subject (REDACTED) transaction is X.XX. XX.XX months of (REDACTED). Client elects to downgrade and waive.	Owner,Aggregator
Reviewer Comment (2022-03-10): The subject property will be (REDACTED)(REDACTED)aged according to the property (REDACTED)agement (REDACTED) form. The form reflects three (X) properties owned and (REDACTED)aged, dating back to XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) report reflecting XX Xs of which X is a X, X is an X (REDACTED) X. The DSCR on the subject (REDACTED) transaction is X.XX. XX.XX months of (REDACTED). Client elects to downgrade and waive.

Seller Comment (2022-03-09): The exception presented by the Lender is to allow the X as su(REDACTED)tted on the (REDACTED) transaction. The (REDACTED)lculation of the X (REDACTED)nnot be properly performed without the receipts and/or scope of work for a(REDACTED) improvements or documentation regarding previous acquisition costs. The appraisal comments i(REDACTED)lude that values I the subject's mar(REDACTED)t area (REDACTED) been i(REDACTED)reasing over the past several years due in part to shortage of inventory. Further, the appraiser outlined that there had been updates to the property with the (REDACTED)chen updated in one to five years and the bathrooms updated one to five years ago. However, given that (REDACTED) has (REDACTED)lculated the X at X.XXXXX and that X exceeds guidelines, consideration of an exception to allow the transaction as per(REDACTED)tted appears reasonable based on the overall merits of the (REDACTED) file. The subject property will be (REDACTED)(REDACTED)aged according to the property (REDACTED)agement (REDACTED) form. The form reflects three (X) properties owned and (REDACTED)aged, dating back to XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) report reflecting XX Xs of which X is a X, X is an X (REDACTED) X. The DSCR on the subject (REDACTED) transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731709	(Redacted)			24441902			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for borrowing (REDACTED) and (REDACTED).				Reviewer Comment (2022-01-13): Received Background check he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): The background report for the (REDACTED) has been uploaded for your review and consideration. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731709	(Redacted)			24441910			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Missing for the (REDACTED).				Reviewer Comment (2022-01-13): Received Fraud report document for (REDACTED) he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): The (REDACTED) guidelines require either a background check with (REDACTED) Search for the (REDACTED) OR a fraud report. The background report for the (REDACTED) has been uploaded for your review and consideration. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731709	(Redacted)			24441923			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed Form (REDACTED)X for the (REDACTED) (REDACTED)	Borrower's Experience/Track Record	We have (REDACTED) letter in file, client has requested to downgrade and waived.	Owner,Aggregator	Reviewer Comment (2022-01-18): We (REDACTED) (REDACTED) letter in file Doc ID XXXX, client has elected to downgrade and waived. Reviewer Comment (2022-01-18): cleared by (REDACTED)sta(REDACTED) Reviewer Comment (2022-01-18): (REDACTED) document available in file which has all required details. Exception Cleared. Seller Comment (2022-01-12): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731709	(Redacted)			24452397			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Missing within XX days of the note date.				Reviewer Comment (2022-01-18): Exception cleared. Seller Comment (2022-01-12): The (REDACTED) has been uploaded for your review and consideration. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731709	(Redacted)			24452824			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		(REDACTED) for all units are expired or will expire less than X months form the note date. provide renewed (REDACTED).				Reviewer Comment (2022-01-13): Received Lease Agreement he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): The lease agreements for the transaction (REDACTED) been uploaded for your review and consideration. You will find that each of the leases (REDACTED) the Month-to-Month provisions i(REDACTED)luded. Please clear this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731709	(Redacted)			24803511			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED)/costs and costs of improvements, used prior (REDACTED)(REDACTED) price from appraisal of XXXX,XXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
According to the property (REDACTED) (REDACTED) form in the (REDACTED) file, the (REDACTED) will (REDACTED) the subject property and (REDACTED) form shows X properties owned and (REDACTED) since XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) containing a total of XX (REDACTED) of which X are (REDACTED), X are (REDACTED) (REDACTED) (REDACTED), and XX are (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) available for (REDACTED) is XXX,XXX.XX divided by (REDACTED) of XX,XXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing. The subject transaction (REDACTED) is X.XX.
																Aggregator,Owner
Reviewer Comment (2022-03-09): According to the property (REDACTED)agement (REDACTED) form in the (REDACTED) file, the (REDACTED) will (REDACTED)(REDACTED)age the subject property and his form shows X properties owned and (REDACTED)aged si(REDACTED)e XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau report containing a total of XX Xs of which X are Xs, X are (REDACTED) (REDACTED) Xs, and XX are edu(REDACTED)tion (REDACTED)s. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The assets available for (REDACTED) is XXX,XXX.XX divided by (REDACTED) of XX,XXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing. The subject transaction DSCR is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-08): The exception presented by the Lender is to allow the X as su(REDACTED)tted and (REDACTED)lculated at X.X when the guideline is (REDACTED) to .XX. Although the file did not contain receipts or scope of work to outline the improvements made to the property, the appraisal comments showed that the property was (REDACTED) on X/XX/XXXX for XXXX,XXX. The roof was replaced in XXXX, HVAC replaced in XXXX and that there were newer applia(REDACTED)es in the property. Units C & D had been renovated according to appraisal comments. Given the overall merits of the file, the consideration of an exception appears reasonable. According to the property (REDACTED)agement (REDACTED) form in the (REDACTED) file, the (REDACTED) will (REDACTED)(REDACTED)age the subject property and his form shows X properties owned and (REDACTED)aged si(REDACTED)e XXXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau report containing a total of XX Xs of which X are Xs, X are (REDACTED) (REDACTED) Xs, and XX are edu(REDACTED)tion (REDACTED)s. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The assets available for (REDACTED) is XXX,XXX.XX divided by (REDACTED) of XX,XXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing. The subject transaction DSCR is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731710	(Redacted)			24452762			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) is missing for (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731710	(Redacted)			24457368			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for (REDACTED) and borrowing (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The property (REDACTED) form in the file reflects the subject will be (REDACTED) and shows one property owned and (REDACTED) since XXXX.  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) showing a total of XX (REDACTED) of which X are (REDACTED), X are (REDACTED) (REDACTED) (REDACTED), and X is (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are (REDACTED) documented in the file in the amount of XXX,XXX.XX divided by (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Client approves the down grade.
																Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-11): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731710	(Redacted)			24457388			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for (REDACTED).				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check attached	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731710	(Redacted)			24720639			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price + cost of improvements per application. No prior HUD in file to confirm full cost basis.	The qualifying DSCR on the loan is greater than the guideline minimum.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The property (REDACTED) form in the file reflects the subject will be (REDACTED) and shows one property owned and (REDACTED) since XXXX.  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) showing a total of XX (REDACTED) of which X are (REDACTED), X are (REDACTED) (REDACTED) (REDACTED), and X is (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. (REDACTED) are (REDACTED) documented in the file in the amount of XXX,XXX.XX divided by (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Client approves the down grade.
																Aggregator,Owner
Reviewer Comment (2022-03-10): The property (REDACTED)agement form in the file reflects the subject will be (REDACTED)(REDACTED)aged and shows one property owned and (REDACTED)aged si(REDACTED)e XXXX.  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) report showing a total of XX Xs of which X are Xs, X are (REDACTED) (REDACTED) Xs, and X is edu(REDACTED)tion. The (REDACTED) has (REDACTED) dating back to XX/XXXX. There are assets documented in the file in the amount of XXX,XXX.XX divided by (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. Client approves the down grade.

Seller Comment (2022-03-09): The exception presented by the Lender is to allow the X at X.XXXXX. I disagree slightly with the (REDACTED) (REDACTED)lculation of the X. The property was (REDACTED) on XX/XX/XX for XXX,XXX and then, according to the appli(REDACTED)tion in the file, there was extensive rehab of XXXX,XXX for a total acquisition of XXXX,XXX. The note amount was XXXX,XXX divided by XXXX,XXX would result in an X of X.XXXX. The improvements for the property were not documented in the (REDACTED) file, there were no receipts or scope of work. However, the appraisal outlined comments regarding the improvements. The (REDACTED)chen was remodeled less than one year as were the bathrooms. The subject is very well maintained and in very good condition. The subject has been renovated in the past year. Consideration of an exception to allow the higher than guideline X appear reasonable based on the overall merits of the file. The property (REDACTED)agement form in the file reflects the subject will be (REDACTED)(REDACTED)aged and shows one property owned and (REDACTED)aged si(REDACTED)e XXXX.  The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) report showing a total of XX Xs of which X are Xs, X are (REDACTED) (REDACTED) Xs, and X is edu(REDACTED)tion. The (REDACTED) has (REDACTED) dating back to XX/XXXX. There are assets documented in the file in the amount of XXX,XXX.XX divided by (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731711	(Redacted)			24460754			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Background Check not provided for (REDACTED)				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check attached	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216731711	(Redacted)			24462247			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) not provided for (REDACTED) (REDACTED) (REDACTED).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216731711	(Redacted)			24462416			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for (REDACTED) (REDACTED) (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.
We have (REDACTED) letter in file doc ID XXXX. The (REDACTED), according to the property (REDACTED) form in the file, has (REDACTED) properties (REDACTED) owned and (REDACTED), dating back to XXXX. The (REDACTED) (REDACTED) (REDACTED) of the (REDACTED) is XXX which is supported by a (REDACTED) (REDACTED) (REDACTED) reflecting XX total (REDACTED) of which X are (REDACTED), XX are (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) (REDACTED) shown on the (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) on the subject property is X.XX. Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216731711	(Redacted)			24462807			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2						Reviewer Comment (2022-02-22): Exception cleared. Buyer Comment (2022-02-17): CDA Reviewer Comment (2022-01-26): This is not an acceptable secondary valuation. The issue with this is it is not appraiser or bro(REDACTED)r prepared and not USPAP (REDACTED)liant. It is not supported by the rating age(REDACTED)ies. Exception remains. Seller Comment (2022-01-25): Secondary Valuation provided page XXX of XXX - should be cleared	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216731711	(Redacted)			24467716			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Per guides, (REDACTED) is within X% o f the matrix max, added X months to the (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.
We have (REDACTED) letter in file doc ID XXXX. The (REDACTED), according to the property (REDACTED) form in the file, has (REDACTED) properties (REDACTED) owned and (REDACTED), dating back to XXXX. The (REDACTED) (REDACTED) (REDACTED) of the (REDACTED) is XXX which is supported by a (REDACTED) (REDACTED) (REDACTED) reflecting XX total (REDACTED) of which X are (REDACTED), XX are (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) (REDACTED) shown on the (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) on the subject property is X.XX. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-03-10): The (REDACTED), according to the property (REDACTED)agement form in the file, has three properties currently owned and (REDACTED)aged, dating back to XXXX. The (REDACTED) (REDACTED) (REDACTED) of the (REDACTED) is XXX which is supported by a (REDACTED) bureau report reflecting XX total Xs of which X are Xs, XX are edu(REDACTED)tion (REDACTED)s. There are XX X related payments shown on the (REDACTED) report, all paid as agreed. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The DSCR on the subject property is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-09): The exception presented by the Lender is to allow the (REDACTED) (REDACTED) as su(REDACTED)tted. The (REDACTED) transaction is a (REDACTED) of an (REDACTED) property. The borrower brought XXX,XXX.XX to closing which left XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in X.XXXX (REDACTED) (REDACTED). The (REDACTED) transaction is within X% of the m(REDACTED)imum X so require an additional X months (REDACTED) or a total of X months. Consideration of an exception appears reasonable based on the overall merits of the file. The (REDACTED), according to the property (REDACTED)agement form in the file, has three properties currently owned and (REDACTED)aged, dating back to XXXX. The (REDACTED) (REDACTED) (REDACTED) of the (REDACTED) is XXX which is supported by a (REDACTED) bureau report reflecting XX total Xs of which X are Xs, XX are edu(REDACTED)tion (REDACTED)s. There are XX X related payments shown on the (REDACTED) report, all paid as agreed. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The DSCR on the subject property is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			D	A			No
216731712	(Redacted)			24454096			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2022-01-28): Received full fraud report from Individual Report Plus Associates and document associated. Exception cleared. Seller Comment (2022-01-27): Guidelines require a Background Check or Fraud Report. Background Check has been uploaded to the file.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731712	(Redacted)			24454404			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided						Reviewer Comment (2022-01-28): Received full background check from Individual Report Plus Associates and document associated. Exception cleared. Seller Comment (2022-01-27): Background Check uploaded to file.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731712	(Redacted)			24454920			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Track record documentation other than application is missing and is required based on guidelines.		Track Record is missing/(REDACTED).				Reviewer Comment (2022-02-17): Lease for the subject shows si(REDACTED)e June of XXXX. X years (REDACTED) provided. Seller Comment (2022-02-15): The track record report in the (REDACTED) file is (REDACTED)leted and signed by the borrower. The lease on the subjec property has been in place si(REDACTED)e XXXX with the borrower, Mohammad Khan as landlord and property (REDACTED)ger. The tenure of the lease is sufficient to meet the (REDACTED) year (REDACTED) requirement.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731712	(Redacted)			24803516			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED), costs, and improvement costs, used prior (REDACTED)(REDACTED) price from application of XXXk	The representative FICO score exceeds the guideline minimum by at least 40 points.	The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX. The (REDACTED) (REDACTED) reflected XX (REDACTED) with X (REDACTED) and X (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) available for (REDACTED), documented in the (REDACTED) file, are XX,XXX.XX divided by XXXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX.	Aggregator,Owner
Reviewer Comment (2022-03-10): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX. The (REDACTED) report reflected XX Xs with X X and X (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The assets available for (REDACTED), documented in the (REDACTED) file, are XX,XXX.XX divided by XXXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-09): The exception presented by the Lender is to allow an X of X.XXXXX as (REDACTED)lculated by (REDACTED). I disagree with the (REDACTED)lculation by (REDACTED). The appli(REDACTED)tion i(REDACTED)luded in the file reflects an ori(REDACTED)l (REDACTED) price of XXX,XXX in XXXX and there is an amount listed in the (REDACTED) price area in the amount of XXX,XXX. The estimated as is value shown was XXXX,XXX. It appears that improvements (REDACTED)ght (REDACTED) been made using the XXX,XXX as improvements along with the XXX,XXX would be XXXX,XXX. The appraisal supports the Improvements with comments stating that the (REDACTED)chen was updated (REDACTED) to ten years ago and the bathrooms were also updated (REDACTED) to ten years ago. The appraisal shows the subject is adequately maintained and in above (REDACTED)rage condition. Consideration of an exception appears reasonable based on the overall merits of the file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX. The (REDACTED) report reflected XX Xs with X X and X (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The assets available for (REDACTED), documented in the (REDACTED) file, are XX,XXX.XX divided by XXXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731713	(Redacted)			24435040			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Missing for (REDACTED).				Reviewer Comment (2022-01-18): Attached Fraud report. Seller Comment (2022-01-13): The (REDACTED) guidelines require either a background check with (REDACTED) Search for the (REDACTED) OR a fraud report. The background report for the (REDACTED) has been uploaded for your review and consideration. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731713	(Redacted)			24436229			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for the (REDACTED) and the borrowing (REDACTED).				Reviewer Comment (2022-01-13): Received Fraud report he(REDACTED)e exception cleared. Seller Comment (2022-01-12): Background Check provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731713	(Redacted)			24436506			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Borrowing (REDACTED) executed (REDACTED) is missing in the file.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-01-18): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.

Seller Comment (2022-01-18): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.

Reviewer Comment (2022-01-18): Request you to please provide executed W-X

Seller Comment (2022-01-13): The (REDACTED) guidelines require either a background check with (REDACTED) Search for the (REDACTED) OR a fraud report. The background report for the (REDACTED) has been uploaded for your review and consideration. Please remove this exception.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731713	(Redacted)			24436975			Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	-	Report date XX/XX/XXXX is more than XXX days prior to the Note Date XX/XX/XXXX. Provide a current report within the age documentation requirement.				Reviewer Comment (2022-01-25): XXX provided for a re-cert. Seller Comment (2022-01-24): A recertifi(REDACTED)tion of value was (REDACTED)leted on XX/XX/XXXX. The appraiser confirms that the value of the property has not declined si(REDACTED)e the date of the ori(REDACTED)l inspection and report. This updated valuation report meets the document age requirements of the (REDACTED) guidelines	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731713	(Redacted)			24444226			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Missing the years of (REDACTED) and addresses of the REOs the (REDACTED) is renting out.				Reviewer Comment (2022-02-10): Only X REO for a track record and less than X years (REDACTED). used the ratios for (REDACTED). Seller Comment (2022-02-09): The (REDACTED) does not (REDACTED) property (REDACTED)agement (REDACTED). X on XXX (REDACTED) (REDACTED) (REDACTED) requires m(REDACTED)imum X of XX%. The subject transaction X is XX%. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731713	(Redacted)			24444257			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		(REDACTED) expires on XX-XXXX. Note is XX-X-XX. Provide renewed (REDACTED).
Reviewer Comment (2022-01-18): Section X of lease reflects This lease shall (REDACTED)mati(REDACTED)lly continue in force year to year. Exception cleared.

Seller Comment (2022-01-18): Please es(REDACTED)late this exception to (REDACTED)agement. The verbiage in the lease agreement allows for the (REDACTED)matic renewal of the lease. This is sufficient to meet requirements.

Reviewer Comment (2022-01-14): Please provide the lease agreement with renewed lease exception remains.

Seller Comment (2022-01-13): The lease agreement provided in the (REDACTED) file has verbiage stating the renewal is (REDACTED)matic year to year following the exp(REDACTED)tion date. Please remove this exception.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731713	(Redacted)			24444316			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.		(REDACTED) nationa(REDACTED)(REDACTED) plus a X% TLV deduction, amx (REDACTED) is XX%.				Reviewer Comment (2022-01-18): Exception cleared. Seller Comment (2022-01-13): The underwriting matrices lo(REDACTED)ted on page X of the (REDACTED) Guidelines outline that the (REDACTED) X refina(REDACTED)e transactions would be (REDACTED) to XX% X, not XX% as outlined in the exception. Please clear this exception item.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731713	(Redacted)			24803518			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED), costs, used prior (REDACTED)(REDACTED) price of XXXk and costs of improvements of XXXk from application	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) (REDACTED) with XX (REDACTED) listed of which X are (REDACTED), X are (REDACTED), and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflected XXX successful (REDACTED) (REDACTED) (REDACTED) made. The file contains documented (REDACTED) for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) XXXX.XX resulting in XX.XXX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject transaction is X.XX.	Aggregator,Owner
Reviewer Comment (2022-03-10): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) report with XX Xs listed of which X are Xs, X are (REDACTED)s, and X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflected XXX successful X related payments made. The file contains documented assets for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) XXXX.XX resulting in XX.XXX months of (REDACTED) (REDACTED) post-closing. The DSCR for the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-09): The exception presented by the Lender is to allow the X as (REDACTED)lculated at .XXXXX when the guideline m(REDACTED)imum is (REDACTED) to .XX. The file did not contain scope of work or receipts for improvements made. However, the comments on the appraisal report reflected that the (REDACTED)chen was updated one to five years ago, the bathrooms on the same timeline. The subject features updated flooring throughout, updated (REDACTED)chen with applia(REDACTED)es and counter to(REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) report with XX Xs listed of which X are Xs, X are (REDACTED)s, and X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflected XXX successful X related payments made. The file contains documented assets for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) XXXX.XX resulting in XX.XXX months of (REDACTED) (REDACTED) post-closing. The DSCR for the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731714	(Redacted)			24455455			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided						Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): uploaded background check for (REDACTED), please remove exception Reviewer Comment (2022-02-08): XX/XX/XXXX Background check (REDACTED)ssing for (REDACTED).	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731714	(Redacted)			24455516			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED)X is missing for (REDACTED) (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731714	(Redacted)			24455536			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) for both (REDACTED) and the (REDACTED) (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731716	(Redacted)			24462275			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for the (REDACTED)				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): uploaded the background check for your review and consideration to clear exception, thank you. Reviewer Comment (2022-02-07): (REDACTED)ssing for the (REDACTED) only.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731716	(Redacted)			24462659			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For a (REDACTED)(REDACTED) with a (REDACTED) range of XXX-XXX, max (REDACTED) is XX%. XXXXK / XXXXK = XX%.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Assignment of (REDACTED) (REDACTED)(REDACTED) and Sale Contract shows final sale price of XXXXXXX, (REDACTED) is XX. (REDACTED) is X.XX, (REDACTED) is XXX, XXX.XX months in (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-02-24): Assignment of X (REDACTED) and Sale Contract shows final sale price of XXXXXXX, X is XX. DSCR is X.XX, (REDACTED) is XXX, XXX.XX months in (REDACTED). Client elects to downgrade and waive.

Reviewer Comment (2022-02-16): XX/XX/XXXX Per guidelines, (REDACTED)lculations is (REDACTED) amount on ori(REDACTED)tion date/ divided by lesser of appraised value or HUD (REDACTED) price, it does not i(REDACTED)lude rehab/repa(REDACTED). Exception remains.

Seller Comment (2022-02-16): The (REDACTED) price used to (REDACTED)lculate the X is i(REDACTED)orrect.  The total sales price is XXXX,XXX based on the assignment addendum to the sales contract and the rehab fee disclosed on the HUD-X.  The correct  X is XX% (XXX,XXX/XXX,XXX) Please remove this exception
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731716	(Redacted)			24481312			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) for the (REDACTED).	Borrower's Experience/Track Record	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive.	Owner,Aggregator
Reviewer Comment (2022-03-15): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.

Seller Comment (2022-03-15): Please re-review.    The (REDACTED) document provided shows the (REDACTED) assigned to" INFINITE HOMES GROUP XXAD (REDACTED)", the borrowing X.  Please remove this condition.

Reviewer Comment (2022-03-11): Received (REDACTED) Document but (REDACTED) number is not matching. Please provided Executed wX signed at closing. Exception remains.

Seller Comment (2022-03-10): The (REDACTED) for the X is now attached.

Reviewer Comment (2022-02-22): (REDACTED)ssing (REDACTED) doc or executed WX signed at closing, SSX is not acceptable.

Reviewer Comment (2022-01-24): We (REDACTED)  SS-X in file, (REDACTED)ssing (REDACTED) doc.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731716	(Redacted)			24721324			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Updated/added XX.XX.XX Missing on borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-11): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731717	(Redacted)			24402442			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Missing for (REDACTED).				Reviewer Comment (2022-01-20): Exception cleared. Seller Comment (2022-01-16): The (REDACTED) guidelines require either a background check with (REDACTED) Search for the (REDACTED) OR a fraud report. The background report for the (REDACTED) has been uploaded for your review and consideration. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731717	(Redacted)			24402605			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for (REDACTED) and borrowing (REDACTED).				Reviewer Comment (2022-01-14): Received Background Check he(REDACTED)e Exception is cleared. Seller Comment (2022-01-12): Background Check provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731717	(Redacted)			24440736			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Missing the addresses for the REOs the (REDACTED) is renting.
Reviewer Comment (2022-03-14): XX/XX/XXXX Track record report received - per comment - treat property as new (REDACTED). New exception applies for X. Track record report exception cleared. See new exception added.

Seller Comment (2022-03-09): Please review the uploaded documents outlining the (REDACTED)'s (REDACTED). The property (REDACTED)agement form shows one property as owned and (REDACTED)aged. The same property is listed on the appli(REDACTED)tion as having been owned si(REDACTED)e XXXX, the appraisal, on the sales history shows that the same property was acquired in XXXX. So, the (REDACTED) has owned and (REDACTED)aged the subject property si(REDACTED)e XXXX. This should allow the exception to be cleared. Thank you so much.

Reviewer Comment (2022-03-01): XX/XX/XXXX Guidelines allow for XX% X for X for XXX (REDACTED) column. To subtract X% for new (REDACTED) would put the m(REDACTED) X as XX% and the current XX% X would exceed that guideline allowa(REDACTED)e. The XX% X for X is for XXX (REDACTED) an up. Current (REDACTED) is XXX. Exception remains.

Seller Comment (2022-03-01): Please remove this exception.  Guidelines allow for borrowers without  prior property (REDACTED)agement (REDACTED).  Borrower states on the track record report that the subject property, (REDACTED) in XXXX is his only (REDACTED)(REDACTED)aged (REDACTED) property.  This is a rate and term refina(REDACTED)e.  Based on the (REDACTED) (REDACTED) of XXX, guidelines allow XX% less the X% discount for new (REDACTED)s- XX% the (REDACTED) meets the requirement,  DSCR of X.XX + .XX required for new (REDACTED)gers would be X.X; actual DSCR is X.XX.   (REDACTED) of  X months plus X for new (REDACTED) would be X months; actual (REDACTED) are XXX months.  The requirements for a new (REDACTED) are met.

Reviewer Comment (2022-02-22): Per seller comment reviewing.

Seller Comment (2022-01-31): reviewed/pending
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731717	(Redacted)			24441001			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED) and (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date. (REDACTED) of X.XX, XXX.XX months of (REDACTED), XXX (REDACTED), client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-08): XX/XX/XXXX (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-02-08): XX/XX/XXXX Background check has clear (REDACTED) for (REDACTED). (REDACTED) for borrowing X dated after closing.

Reviewer Comment (2022-01-28): Received (REDACTED) for business X on X/XX/XXXX however, per lender guideline (REDACTED) check - No more than XX days from the note date. So, the document provided is not acceptable. Please provide the (REDACTED) document which fa(REDACTED) within the lender guideline. And also required separate (REDACTED) for (REDACTED) too. Exception remains.

Seller Comment (2022-01-27): Detailed search from (REDACTED) provided.

Reviewer Comment (2022-01-20): (REDACTED) requires the govt., detailed search for the borrower and (REDACTED). All (REDACTED)s in the file reflect "all". provide detailed search from (REDACTED).

Seller Comment (2022-01-16): The (REDACTED) and background report showing (REDACTED) no listing (REDACTED) been uploaded for your review and consideration. If deemed acceptable, please remove this exception item. Thank you.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731717	(Redacted)			25025077			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	Updated/added XX.XX.XXXX Per Track Record Report - (REDACTED) is new (REDACTED) (less than X years (REDACTED)). Max (REDACTED) (REDACTED)(REDACTED) with XXX (REDACTED) is XX% and X% deduction for new (REDACTED) means max (REDACTED) is XX%. XX% (REDACTED) exceeds guideline maximum for (REDACTED) and new (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) of X.XX, XXX.XX months of (REDACTED), XXX (REDACTED), client elects to downgrade and waive. (REDACTED) is dated after Note date. (REDACTED) of X.XX, XXX.XX months of (REDACTED), XXX (REDACTED), client elects to downgrade and waive.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-31): DSCR of X.XX, XXX.XX months of (REDACTED), XXX (REDACTED), client elects to downgrade and waive.

Seller Comment (2022-03-31): In addition to the response on X/XX that shows the buyer has (REDACTED) that will also the X to be XX% per guidelines the (REDACTED) also has the following (REDACTED)(REDACTED) factors: DSCR of X.XX, XXXX,XXX.XX in (REDACTED) representing XXX months of (REDACTED) and a representative (REDACTED) of XXX.

Reviewer Comment (2022-03-18): New (REDACTED)s (defined as having less than X years property (REDACTED)agement (REDACTED)) are per(REDACTED)tted with a X.XXx i(REDACTED)rease in DSCR and a X% reduction in X, less than X years . Exception remains.

Seller Comment (2022-03-18): Per the  property (REDACTED)agement (REDACTED) form, appraisal and appli(REDACTED)tion the (REDACTED) has owned and (REDACTED)aged the subject property si(REDACTED)e XXXX. This should clear the exception and file.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731718	(Redacted)			24419039			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Missing for (REDACTED).				Reviewer Comment (2022-01-24): Provided Seller Comment (2022-01-21): Guidelines require fraud report or background check. Background check already provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731718	(Redacted)			24419042			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for (REDACTED) and borrowing (REDACTED).				Reviewer Comment (2022-01-14): Received Background Check Document he(REDACTED)e Exception is cleared. Seller Comment (2022-01-12): Background Check provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731718	(Redacted)			24419048			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide a clear (REDACTED) for the (REDACTED) (REDACTED) and the (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-08): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received (REDACTED) document for Business X. However, it is more than XX days from the Note Date. As per guideline, require (REDACTED) document within XX days of Note date. Also, please provide separate (REDACTED) document for (REDACTED) too. Exception remains.

Seller Comment (2022-01-27): Detailed (REDACTED) search and background report provided.

Reviewer Comment (2022-01-20): Provide (REDACTED) pulled from (REDACTED) ("(REDACTED)") . with the actual names listed. Exception Remains.

Seller Comment (2022-01-17): The background report i(REDACTED)luding (REDACTED) search for the (REDACTED) has been uploaded along with the certifi(REDACTED)te of (REDACTED) member (REDACTED). These documents should clear this exception
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731718	(Redacted)			24419058			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed Form (REDACTED)X for the (REDACTED) (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-17): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731718	(Redacted)			24444383			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Both (REDACTED) in the file (REDACTED) unit X. Provide (REDACTED) for unit X.				Reviewer Comment (2022-01-20): Exception cleared. Seller Comment (2022-01-17): the guidelines state that no more than one unit of a X-X unit property (REDACTED) be (REDACTED) at ori(REDACTED)tion. The lease agreements in the file are both for unit one, showing the same (REDACTED). Si(REDACTED)e only one of the (REDACTED) units must be rented at the time of ori(REDACTED)tion, please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731718	(Redacted)			24444420			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Citizenship was not provided	-					Reviewer Comment (2022-01-20): Exception cleared. Seller Comment (2022-01-17): The appli(REDACTED)tion i(REDACTED)ludes the (REDACTED)ship status of the (REDACTED). Please find the uploaded appli(REDACTED)tion that shows the (REDACTED) is a U.S. (REDACTED). If you are in agreement, please remove the exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731719	(Redacted)			24450666			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731719	(Redacted)			24451370			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		(REDACTED)'s Background Check is missing in the file but required per guidelines.				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check attached	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731719	(Redacted)			24451845			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided		(REDACTED)'s marital status is (REDACTED), but (REDACTED)l Consent form is missing and is required by statute.				Reviewer Comment (2022-02-24): Per client - Per (REDACTED)s fee(REDACTED)ck. (REDACTED) is on joint X to show (REDACTED)'s liquidity, nothing related to the (REDACTED).	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731719	(Redacted)			24451880			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the (REDACTED) and (REDACTED).	Borrower's Experience/Track Record	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731719	(Redacted)			24451906			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Track records report is required per guidelines but missing in the file.
Reviewer Comment (2022-03-11): Received Property (REDACTED)agement form certifying the property is Xrd party (REDACTED)aged. Condition Cleared.

Seller Comment (2022-03-09): Please find uploaded the property (REDACTED)agement (REDACTED) form for your review and consideration. Please clear the exception, thank you.

Reviewer Comment (2022-03-02): XX/XX/XXXX (REDACTED)ssing document certifying the property is Xrd party (REDACTED)aged (not only REOs (REDACTED)ssing). Please upload doc. Exception remains.

Seller Comment (2022-03-01): Property is (REDACTED)-party (REDACTED)aged.  List of REO not required for (REDACTED)-party (REDACTED)aged properties.
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731720	(Redacted)			24450393			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Background not provided for (REDACTED) (REDACTED) (REDACTED) and (REDACTED) (REDACTED) and (REDACTED).				Reviewer Comment (2022-02-15): Received Background checks. Seller Comment (2022-02-14): Background checks attached	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731720	(Redacted)			24451655			Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date (REDACTED), Note Date (REDACTED)	per guides, HOI is to be effective XX days or more form the note date..	The (Redacted) ((Redacted)) is greater than the guideline requirement by (Redacted). Borrower's Experience/Track Record	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACT(Redacted)lient elects to downgrade and wa(Redacted)(REDACTED) i(Redacted) v(Redacted). (REDACTED) is post-dated from the note date and over XX days from the note date, per gui(Redacted)lient approves the down grade.	Aggregator,Owner Owner,Originator	Reviewer Comment (2022-04-19): Client elects to waive using compensating factors. Reviewer Comment (2022-02-15): Hazard Insura(REDACTED)e Policy Exp(REDACTED)tion Date XX/XX/XXXX, Note Date XX/XX/XXXX. Exception remains.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731720	(Redacted)			24471126			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	The (Redacted) ((Redacted)) is greater than the guideline requirement by (Redacted).	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACT(Redacted)lient elects to downgrade and wa(Redacted)(REDACTED) i(Redacted) v(Redacted).	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731720	(Redacted)			24471181			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for (REDACTED) and (REDACTED).	Borrower's Experience/Track Record	(REDACTED) is post-dated from the note date and over XX days from the note date, per gui(Redacted)lient approves the down grade.	Owner,Originator	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731720	(Redacted)			24730996			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price + cost of improvements per application. no prior HUD in file to confirm the full cost basis.	The (Redacted) ((Redacted)) is greater than the guideline requirement by (Redacted).	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACT(Redacted)lient elects to downgrade and wa(Redacted)(REDACTED) i(Redacted) v(Redacted).	Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XX "as-agreed" payments made, XX.X months of (REDACTED) plus XXX,XXX.XX X at settlement.

Reviewer Comment (2022-03-04): Per client comment - (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XX "as-agreed" payments made, XX.X months of (REDACTED) plus XXX,XXX.XX X at settlement.

Reviewer Comment (2022-03-04): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Seller Comment (2022-03-01): Exception Requested:  XX% X refi with HUD showing XXX,XXX.XX back to the Borrower at close.  Property was acquired X/X/XXXX for XXX,XXX.XX with XXX,XXX.XX in improvements made.  New (REDACTED) amount XXXX,XXX.XX.  X re(REDACTED)lculation = X.XXXXX.  Exceeds m(REDACTED) X per guides of X.XXXXX by X.XXXXX.  (REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XX "as-agreed" payments made.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731721	(Redacted)			24484769			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Lender to provide a fully executed quit claim deed showing the (REDACTED) (REDACTED) as current (REDACTED)
Reviewer Comment (2022-03-10): Exception cleared.

Seller Comment (2022-03-09): The title (REDACTED) clearly outlines the verbiage regarding the (REDACTED)ship conveya(REDACTED)e and what transfers are required. In the Clarity file, on page XXX of XXX, item number X, states that there will be a duly executed warranty deed from (REDACTED) (REDACTED), (REDACTED) to our borrowing X. There is also a closing protection letter to ensure that transfer is handled within the confines of the transaction. I am unsure why (REDACTED) is unable to clear the exception and wanted your input.

Reviewer Comment (2022-02-24): XX/XX/XXXX Per the background check (pg XXX in acuity), the (REDACTED) bought the property on X-X-XX, so it was not recently (REDACTED) and recording was not yet (REDACTED)leted. If the (REDACTED) owns the current (REDACTED), nothing is in the file confir(REDACTED)ng this.

Seller Comment (2022-02-22): The title (REDACTED) in your file contains the necessary verbiage to ensure that the (REDACTED)ship of the subject property transfer required. On page XXX of XXX of your file, number X. it states that there will be a duly executed Warranty Deed from (REDACTED) (REDACTED), (REDACTED), a (REDACTED) (REDACTED) Liability (REDACTED)a(REDACTED), Grantor to (REDACTED) (REDACTED) (REDACTED), a (REDACTED) (REDACTED) Liability (REDACTED)a(REDACTED), Grantee, conveying the land described on Exhibit A hereof. This is the transfer required to ensure (REDACTED)ship change to allow the refina(REDACTED)e. In addition, there is a Closing Protection Letter in the file to further ensure adhere(REDACTED)e to requirements. Please remove this exception, Thank you.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731721	(Redacted)			24484937			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing Background Check for (REDACTED) (REDACTED) (REDACTED). Required per guideline				Reviewer Comment (2022-01-21): provided Seller Comment (2022-01-19): The background report for the (REDACTED) has been uploaded for your review and consideration. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731721	(Redacted)			24484945			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Missing Fraud Report for (REDACTED) (REDACTED) (REDACTED). Required per guideline				Reviewer Comment (2022-01-21): provided Seller Comment (2022-01-19): The (REDACTED) guidelines require either a background check with (REDACTED) Search for the (REDACTED) OR a fraud report. The background report for the (REDACTED) has been uploaded for your review and consideration. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731721	(Redacted)			24484956			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed Form (REDACTED)X for the (REDACTED) (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731721	(Redacted)			24485348			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) for (REDACTED) (REDACTED) (REDACTED). Missing for borrowing (REDACTED). Required per guideline	Borrower has owned the subject property for at least 5 years.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Originator,Owner
Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.

Seller Comment (2022-02-15): (REDACTED) provided

Reviewer Comment (2022-02-08): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.

Reviewer Comment (2022-01-21): (REDACTED) requires the govt., detailed search for the borrower and (REDACTED). All (REDACTED)s in the file reflect "all". provide detailed search from (REDACTED).

Seller Comment (2022-01-19): The (REDACTED) searches as well as the background report provide (REDACTED) search information showing no listing or clear. Please review the items and if you agree, please clear the exception. Further, the borrowing X does not require an (REDACTED) search u(REDACTED)ss the (REDACTED) transaction is (REDACTED) made with an individual as borrower and not a business X such as a corporation, (REDACTED), etc.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731721	(Redacted)			24509715			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.		Missing date (REDACTED)(REDACTED) and (REDACTED)(REDACTED) price.				Reviewer Comment (2022-01-21): (REDACTED) was in XXXX after XX months from this transaction. used appraised value for the X (REDACTED)lculation. Seller Comment (2022-01-19): The note in the amount of XXXX,XXX and the insura(REDACTED)e coverage binder showing the same value coverage has been uploaded for your review and consideration. Please review and if you are in agreement, please clear the exception. Thank you so much for your time and consideration of this information. (REDACTED)	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731721	(Redacted)			24796929			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED) - used XXXX for (REDACTED)(REDACTED) price from appraisal and X (REDACTED) listed on application. - (REDACTED) X,XXX.XX	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) containing XX total (REDACTED) of which XX are (REDACTED), XX are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) (REDACTED) reflected XXX successful (REDACTED) (REDACTED) (REDACTED) made. The file contains XXX,XXX.XX in (REDACTED) for (REDACTED) when divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject transaction is X.XX.	Aggregator,Owner
Reviewer Comment (2022-03-10): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) report containing XX total Xs of which XX are X, XX are X (REDACTED) Xs. The (REDACTED) report reflected XXX successful X related payments made. The file contains XXX,XXX.XX in assets for (REDACTED) when divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR for the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-09): The exception presented by the Lender is to allow the X as su(REDACTED)tted on the subject transaction. (REDACTED) (REDACTED)lculated the X at X,XXX when the guideline is (REDACTED) to .XX. I do not agree with the (REDACTED) (REDACTED)lculation. The X (REDACTED)lculation (REDACTED)nnot be properly (REDACTED)leted. According to t(REDACTED) records, per the appraisal report, the property was sold/transferred via warranty deed on XX/XX/XXXX for the sum of XXXX on an unqualified sale. The comments on the appraisal report state that the (REDACTED)chen was updated one to five years ago as were the bathrooms. Given the unqualified sale/transfer and the improvements to the property, the X performed by (REDACTED) is not reasonable. Consideration of an exception to allow the transaction as su(REDACTED)tted based on the overall merits of the file appears reasonable. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) report containing XX total Xs of which XX are X, XX are X (REDACTED) Xs. The (REDACTED) report reflected XXX successful X related payments made. The file contains XXX,XXX.XX in assets for (REDACTED) when divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The DSCR for the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731722	(Redacted)			24486154			Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	-	No more than XXX DAYS from the note date for Appraisal.				Reviewer Comment (2022-03-02): XX/XX/XXXX XXX Cert with updated effective date XX/XX/XXXX. Seller Comment (2022-03-01): Appraisal update dated XX/XX/XXXX uploaded.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731722	(Redacted)			24486177			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	(REDACTED): (REDACTED) date is more than XX days prior to the note date.				Reviewer Comment (2022-02-15): exception cleared Seller Comment (2022-02-15): (REDACTED) Report provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731722	(Redacted)			24508974			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing Background Check for (REDACTED) (REDACTED). Required per guideline				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check attached	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731722	(Redacted)			24508983			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) for (REDACTED) (REDACTED). Missing for borrowing (REDACTED). Required per guideline	Borrower's Experience/Track Record	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Owner,Originator	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-15): Received (REDACTED) on (REDACTED), only (REDACTED)ssing for borrowing X. Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731722	(Redacted)			24511438			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing for executed (REDACTED) for borrowing (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731723	(Redacted)			24510324			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing for executed (REDACTED) for borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731723	(Redacted)			24511681			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for (REDACTED).				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check attached	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731723	(Redacted)			24511683			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED). Missing for (REDACTED). We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") with the actual names listed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): Ignore previous document, corrected (REDACTED) provided. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731724	(Redacted)			24486326			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing Background Check for (REDACTED) (REDACTED). Required per guideline				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check attached	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731724	(Redacted)			24486339			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Over XX months vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payment made.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)). (REDACTED) Report was XX days old at closing, exceeding the guideline requirement by X days.
(REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payment made.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)). Although the Track Record report was not provided, the (REDACTED) Report reflects a X history consisting of X total (REDACTED)s, the oldest dating back to X/XXXX and XXX "as-agreed" payments made.
(REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)).

Reviewer Comment (2022-03-04): Per client comment -  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payment made.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)). (REDACTED) Report was XX days old at closing, exceeding the guideline requirement by X days.
(REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payment made.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)). Although the Track Record report was not provided, the (REDACTED) Report reflects a X history consisting of X total (REDACTED)s, the oldest dating back to X/XXXX and XXX "as-agreed" payments made.
(REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)).

Seller Comment (2022-03-01): EXCEPTION REQUESTED - Although the Track Record report was not provided, the (REDACTED) Report reflects a X history consisting of X total (REDACTED)s, the oldest dating back to X/XXXX and XXX "as-agreed" payments made.
(REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731724	(Redacted)			24486375			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide clear (REDACTED)'s for the (REDACTED) (REDACTED) & the (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Over XX months vs X.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): Ignore previous document, corrected (REDACTED) provided. Seller Comment (2022-02-15): (REDACTED) for borrowing X provided Reviewer Comment (2022-02-08): XX/XX/XXXX Borrowing X clear (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731724	(Redacted)			24486379			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed Form (REDACTED)X for the (REDACTED) (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Over XX months vs X.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731724	(Redacted)			24486874			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	Lender to provide an updated (REDACTED) on (REDACTED). (REDACTED) is XX days old.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Over XX months vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payment made.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)). (REDACTED) Report was XX days old at closing, exceeding the guideline requirement by X days.
(REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payment made.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)). Although the Track Record report was not provided, the (REDACTED) Report reflects a X history consisting of X total (REDACTED)s, the oldest dating back to X/XXXX and XXX "as-agreed" payments made.
(REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)).

Reviewer Comment (2022-03-04): Per client comment -  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payment made.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)). (REDACTED) Report was XX days old at closing, exceeding the guideline requirement by X days.
(REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payment made.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)). Although the Track Record report was not provided, the (REDACTED) Report reflects a X history consisting of X total (REDACTED)s, the oldest dating back to X/XXXX and XXX "as-agreed" payments made.
(REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)).

Seller Comment (2022-03-01): EXCEPTION REQUESTED - (REDACTED) Report was XX days old at closing, exceeding the guideline requirement by X days.
(REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payment made.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731724	(Redacted)			24803578			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	missing prior closing costs and documented cost of (REDACTED) - used prior (REDACTED)(REDACTED) price of XXXX,XXX from application	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Over XX months vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payment made.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)). (REDACTED) Report was XX days old at closing, exceeding the guideline requirement by X days.
(REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payment made.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)). Although the Track Record report was not provided, the (REDACTED) Report reflects a X history consisting of X total (REDACTED)s, the oldest dating back to X/XXXX and XXX "as-agreed" payments made.
(REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)).

Reviewer Comment (2022-03-04): Per client comment -  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payment made.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)). (REDACTED) Report was XX days old at closing, exceeding the guideline requirement by X days.
(REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payment made.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)). Although the Track Record report was not provided, the (REDACTED) Report reflects a X history consisting of X total (REDACTED)s, the oldest dating back to X/XXXX and XXX "as-agreed" payments made.
(REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)).

Seller Comment (2022-03-01): EXCEPTION REQUESTED - XX% X refi with HUD showing XXXX,XXX.XX back to the Borrower at close.  Property was acquired X/XX/XXXX for XXX,XXX.XX.  Cost of improvements made not provided.  New (REDACTED) amount XXXX,XXX.XX.  X re(REDACTED)lculation = X.XXXXX.  Exceeds m(REDACTED) X per guides of X.XXXXX by X.XXXXX.  (REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payment made.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731725	(Redacted)			24453115			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided						Reviewer Comment (2022-02-23): Exception cleared. Seller Comment (2022-02-22): Per paragraph X of the Operating Agreement, a(REDACTED) member (REDACTED) bind the X. This means either of the Members (REDACTED) sign on behalf of the X. No Corporate resolution is required. Member Evan Tuuk has signed the (REDACTED) documents; his signature is sufficient to bind the X. ((REDACTED)chael Tuuk's approval of the transaction is evide(REDACTED)ed by his willingness to act as (REDACTED).)	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731725	(Redacted)			24453129			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing form (REDACTED)X for the (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) of XXX, (REDACTED) of X.XX, XXX.XX months of (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731725	(Redacted)			24453163			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) for both the (REDACTED) and the (REDACTED) (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) of XXX, (REDACTED) of X.XX, XXX.XX months of (REDACTED). Client elects to downgrade and waive. (REDACTED) of XXX, (REDACTED) of X.XX, XXX.XX months of (REDACTED).	Aggregator,Owner Owner Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): Ignore previous document, corrected (REDACTED) provided. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-08): XX/XX/XXXX Borrowing X clear (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731725	(Redacted)			24454474			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Track record is missing.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) of XXX, (REDACTED) of X.XX, XXX.XX months of (REDACTED). Client elects to downgrade and waive. (REDACTED) of XXX, (REDACTED) of X.XX, XXX.XX months of (REDACTED).	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-03-21): (REDACTED) of XXX, DSCR of X.XX, XXX.XX months of (REDACTED). Client elects to downgrade and waive. Reviewer Comment (2022-03-18): Client to review. Seller Comment (2022-03-18): No Track record received to date although requested from (REDACTED) - however even if the borrower were deemed a new (REDACTED) (REDACTED) are documented, the qualifying (REDACTED) is XXX and the property DSCR is X.XX. Based on this an exception is reasonable.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731725	(Redacted)			24454488			Credit	Credit	Credit Documentation	Credit	Background check is missing.	-	Background check is missing.				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): The background check is attached.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731725	(Redacted)			24457615			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For a (REDACTED)(REDACTED) with a (REDACTED) range of XXX+, max TLV is XX% with a X% TLV deduction for less than X years (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) of XXX, (REDACTED) of X.XX, XXX.XX months of (REDACTED). Client elects to downgrade and waive. (REDACTED) of XXX, (REDACTED) of X.XX, XXX.XX months of (REDACTED).	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-03-21): (REDACTED) of XXX, DSCR of X.XX, XXX.XX months of (REDACTED). Client elects to downgrade and waive. Reviewer Comment (2022-03-18): Client to review. Seller Comment (2022-03-18): based on the fact that we do not (REDACTED) track record documentation in hand we are providing an exception for thie (REDACTED). The X exception of X% is reasonable based on (REDACTED)(REDACTED) factors of a XXX (REDACTED) and a X.XX DSCR			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731726	(Redacted)			24480111			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing Background Check for (REDACTED) (REDACTED). Required per guideline				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check attached	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731726	(Redacted)			24480128			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Over XX months vs X. (REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): Ignore previous document, corrected (REDACTED) provided. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-07): (REDACTED)ssing for (REDACTED) and borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731726	(Redacted)			24480134			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed (REDACTED)X for the (REDACTED) (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) is X.XX vs X.XX. (REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731726	(Redacted)			24480357			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXX,XXX / XXXXK = X.XX%. Original sales price divided by current (REDACTED) amount.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) is X.XX vs X.XX. (REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client approves the down grade. (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Over XX months vs X. (REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client approves the down grade.	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using (REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payments made. XX.XX months of (REDACTED)

Reviewer Comment (2022-03-04): per client comment - (REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payments made. XX.XX months of (REDACTED)

Reviewer Comment (2022-03-04): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Seller Comment (2022-03-01): EXCEPTION REQUESTED - XX% X refi with HUD showing XXX,XXX.XX back to the Borrower at close.  Property was acquired X/XX/XXXX for XXXX,XXX.XX.  Cost of improvements made not provided.  New (REDACTED) amount XXXX,XXX.XX.  X re(REDACTED)lculation = X.XXXXX.  Exceeds m(REDACTED) X per guides of X.XXXXX by X.XXXXX.  (REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payments made.

Reviewer Comment (2022-02-07): We are (REDACTED)ssing prior closing statements and there is no documentation of a(REDACTED) improvements made.

Reviewer Comment (2022-01-27): XXXX,XXX / XXXXK = XXX.XX%. Ori(REDACTED)l sales price divided by current (REDACTED) amount.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731726	(Redacted)			24500076			Credit	Guideline	Guideline Issue	Guideline	Leasehold properties are ineligible.		Per guides, Good and (REDACTED) (REDACTED) lien and fee simple lender's title (REDACTED) policy free and clear of any liens and encumbrances. Title (REDACTED) (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) is X.XX vs X.XX. (REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client approves the down grade. (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Over XX months vs X. (REDACTED) is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client approves the down grade.	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-04-04): DSCR is X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED)d X. Client approves the down grade. Seller Comment (2022-04-01): Property is a lease hold and exception is reasonable as lease tracks past maturity date of (REDACTED) and (REDACTED)(REDACTED) factors are documented (REDACTED), X.XX DSCR and XXX (REDACTED) Seller Comment (2022-03-18): Property is a lease hold. (REDACTED)(REDACTED) factors are documented (REDACTED), X.XX DSCR and XXX (REDACTED)			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731727	(Redacted)			24466474			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing Fraud for (REDACTED), (REDACTED) (REDACTED) (REDACTED). Required per guideline				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check attached	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731727	(Redacted)			24466521			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		A (REDACTED) was not provided.				Reviewer Comment (2022-03-08): XX/XX/XXXX (REDACTED) report received. Seller Comment (2022-03-03): (REDACTED) Report uploaded to Clarity	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731727	(Redacted)			24491798			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Calculated (REDACTED) do not (REDACTED)(REDACTED) proceeds from the subject transaction. (REDACTED) #XXXX is past the XX-day (REDACTED) (REDACTED) and didnt use.	Borrower has owned the subject property for at least 5 years.	(REDACTED) is X.XX, (REDACTED) out amount of XX,XXX.XX to go along with the X.XX months of (REDACTED), (REDACTED) of XXX, (REDACTED) of XX. (REDACTED) (REDACTED)	Aggregator,Owner
Reviewer Comment (2022-03-07): DSCR is X.XX, X amount of XX,XXX.XX to go along with the X.XX months of (REDACTED), (REDACTED) of XXX, X of XX. (REDACTED)d X. Client elects to downgrade and waive.

Reviewer Comment (2022-03-07): Client to review and approve.

Seller Comment (2022-03-01): EXCEPTION REQUESTED - XX% X refi with the HUD showing XXX,XXX.XX Xto the Borrower at close.  Required (REDACTED) XX,XXX.XX ((REDACTED) x X months).  Although the (REDACTED)'s Thrift (REDACTED) Plan statement exceeds the XXX day age of document requirement, the statement reflects XXXX,XXX.XX in verified assets.  Subtracting the amount required for required (REDACTED), the file contains XXXX,XXX.XX (XXX.XX months' (REDACTED) (REDACTED)) in verified assets.
(REDACTED)(REDACTED) factors:  DSCR = X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731727	(Redacted)			24491824			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) doesn't specify (REDACTED).	Borrower has owned the subject property for at least 5 years.	(REDACTED) is X.XX, (REDACTED) out amount of XX,XXX.XX to go along with the X.XX months of (REDACTED), (REDACTED) of XXX, (REDACTED) of XX. (REDACTED) (REDACTED)	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-08): XX/XX/XXXX Borrowing X clear (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed. Reviewer Comment (2022-02-07): Need on borrowing X and (REDACTED).			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731727	(Redacted)			24491913			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.		Missing (REDACTED).				Reviewer Comment (2022-03-08): XX/XX/XXXX (REDACTED) is acceptable. Seller Comment (2022-03-03): (REDACTED) Report uploaded. Qualifying (REDACTED) (REDACTED) = XXX.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731729	(Redacted)			24401476			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided						Reviewer Comment (2022-01-18): Operating agreement reflects XX% vote and (REDACTED) owns XX%. Exception cleared. Seller Comment (2022-01-13): Signing authority resolution was lo(REDACTED)ted in the (REDACTED) file	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731729	(Redacted)			24401569			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2022-01-14): Received Background check he(REDACTED)e exception is cleared. Seller Comment (2022-01-13): The (REDACTED) guidelines require a background check or fraud report, but not both.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731729	(Redacted)			24401580			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided						Reviewer Comment (2022-01-14): Received Background check he(REDACTED)e exception is cleared. Seller Comment (2022-01-12): Background Check provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731729	(Redacted)			24401623			Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	-					Reviewer Comment (2022-01-14): Received Background check he(REDACTED)e exception is cleared. Seller Comment (2022-01-13): (REDACTED) guidelines require a background check or a fraud report, but not both	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731729	(Redacted)			24401800			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	(REDACTED) of X.XXXX exceeds the Max allowed per GL, of .XX,	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
The appraisal (REDACTED) shows that the kitchen and bathrooms were updated (REDACTED) to ten years and (REDACTED) is a comment that the subject has had repa(REDACTED) since (REDACTED) (REDACTED)(REDACTED) in (REDACTED) XXXX. The estimated cost of those repa(REDACTED) was approximately XXX,XXX, prior (REDACTED)(REDACTED) price of XXXX,XXX (according to the appraisal which actually results in (REDACTED) documented of XXXX. Positives for the file:  (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by X (REDACTED) of which X is an (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) that dates back to XX/XX.  Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX units (REDACTED) (REDACTED) with XX years of (REDACTED). (REDACTED)(REDACTED), the file contained (REDACTED) documented in the amount of XXX,XXX.XX post closing in addition to the (REDACTED) out in the amount of XXX,XXX.XX received by the borrowing entity at closing more then sufficient (REDACTED) to offset and addition of risk. (REDACTED) has (REDACTED) of XX
																Aggregator,Owner
Reviewer Comment (2022-02-24): The appraisal report shows that the (REDACTED)chen and bathrooms were updated (REDACTED) to ten years and there is a comment that the subject has had repa(REDACTED) si(REDACTED)e (REDACTED) (REDACTED) in June XXXX. The estimated cost of those repa(REDACTED) was approximately XXX,XXX, prior (REDACTED) price of XXXX,XXX (according to the appraisal which actually results in X documented of XXX%. Positives for the file:  (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by X Xs of which X is an (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) that dates back to XX/XX.  Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units currently (REDACTED)aged with XX years of (REDACTED). Further, the file contained assets documented in the amount of XXX,XXX.XX post closing in addition to the X in the amount of XXX,XXX.XX received by the borrowing X at closing more then sufficient (REDACTED) to offset and addition of risk. (REDACTED) has X of XX. Client elects to downgrade and waive.

Reviewer Comment (2022-02-24): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Seller Comment (2022-02-16): (REDACTED) was initially underwritten to (REDACTED)(REDACTED)s guidelines which did not restrict X to our same thresholds.  The exception is that the X on a X refina(REDACTED)e is (REDACTED)lculated at X.XXXX and m(REDACTED)imum per guidelines should be .XX. Also, there is an exception for X in less than X months from last (REDACTED). The note date is XX-XX-XX and last (REDACTED) was X-XX-XX. The appraisal report shows that the (REDACTED)chen and bathrooms were updated (REDACTED) to ten years and there is a comment that the subject has had repa(REDACTED) si(REDACTED)e (REDACTED) (REDACTED) in June XXXX. The estimated cost of those repa(REDACTED) was approximately XXX,XXX, prior (REDACTED) price of XXXX,XXX (according to the appraisal which actually results in X documented of XXX%. Positives for the file:  (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by X Xs of which X is an (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) that dates back to XX/XX.  Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XXX units currently (REDACTED)aged with XX years of (REDACTED). Further, the file contained assets documented in the amount of XXX,XXX.XX post closing in addition to the X in the amount of XXX,XXX.XX received by the borrowing X at closing more then sufficient (REDACTED) to offset and addition of risk.

Reviewer Comment (2022-01-27): Used the (REDACTED) amount XXXX,XXX.XX/ XXXX,XXX.XX (prior (REDACTED) price + - (REDACTED) amount disbursed/costs basis where cost basis = contract sales price/prior (REDACTED) price + documented costs of improvements plus prior closing costs (customary) and liens (paid in connection with the acquisition of the property) = XXX%

Seller Comment (2022-01-27): What does this exception mean? It doesnt ma(REDACTED) sense?
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731729	(Redacted)			24429716			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Missing addresses from REOs rented out by the (REDACTED).				Reviewer Comment (2022-01-14): Received Track record report he(REDACTED)e exception is cleared. Seller Comment (2022-01-13): The property is to be Xrd party (REDACTED)aged, a track record is not required	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731730	(Redacted)			24449055			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for (REDACTED)				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check attached	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731730	(Redacted)			24449267			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		Most Recent Valuation Inspection Date: XX/XX/XXXX (REDACTED) End Date: XX/XX/XXXX (REDACTED) Name: (REDACTED) (REDACTED) (REDACTED) Date: XX/XX/XXXX Lender to provide a post (REDACTED) (REDACTED) inspection report				Reviewer Comment (2022-02-07): Exception cleared. Buyer Comment (2022-02-04): Disaster Inspection	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731730	(Redacted)			24449423			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide clear (REDACTED) 's for the (REDACTED) (REDACTED) and the (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided for (REDACTED) Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731730	(Redacted)			24453055			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided
Reviewer Comment (2022-03-14): Exception cleared.

Seller Comment (2022-03-11): A track record report with the name of the Borrowing X and the property ad(REDACTED)ess is attached.

Reviewer Comment (2022-03-04): XX/XX/XXXX Track Record Report is blank except for an unknown signature in the (REDACTED)agement section. Need a fully (REDACTED)leted Property (REDACTED)agement (REDACTED) form and if (REDACTED) - to (REDACTED) that section (REDACTED)leted in its entirety - and also to identify the (REDACTED) and property ad(REDACTED)ess that corresponds to the subject to ensure it is the form for the subject (REDACTED). Exception remains.

Seller Comment (2022-03-02): (REDACTED) property.  REO list not required for (REDACTED) properties.
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731731	(Redacted)			24475443			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing Background Check for (REDACTED), (REDACTED). Required per guideline				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check attached	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731731	(Redacted)			24491947			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) doesn't specify (REDACTED) and (REDACTED).	Borrower's Experience/Track Record	(REDACTED) is dated after Note date. (REDACTED) is X.XX, (REDACTED) of XXX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731731	(Redacted)			24491960			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) is X.XX, (REDACTED) of XXX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731731	(Redacted)			24720970			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	updated X.XX.XX Missing repair budget or improvements made. Original (REDACTED)(REDACTED) price of XXX,XXX taken from initial closing (REDACTED). (REDACTED) is X.XXXXX	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's Experience/Track Record	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) is X.XX, (REDACTED) of XXX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive. (REDACTED) is dated after Note date. (REDACTED) is X.XX, (REDACTED) of XXX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-04-04): DSCR is X.XX, (REDACTED) of XXX, XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Reviewer Comment (2022-04-04): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Seller Comment (2022-03-31): The high X is a result of the property (REDACTED) acquired as a foreclosure.  Appraiser does refere(REDACTED)e that the (REDACTED)chen and bathrooms were remodeled less than a year. The appraiser also notes that the following improvements were made within the past year: new plumbing, new flooring, new water heater, heat pump roofing, gutters, windows, chimney, siding, (REDACTED)iveway and interior paint, photos support this. We believe an exception is reasonable based on the following (REDACTED) factors: DSCR of X.XX,  > XX months in (REDACTED), (REDACTED) XXX.

Reviewer Comment (2022-02-08): We are (REDACTED)ssing prior closing statements there is no documentation of a(REDACTED) improvements made to properties.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731732	(Redacted)			24420158			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for (REDACTED) and borrowing (REDACTED).				Reviewer Comment (2022-01-19): Fraud report in file. Reviewer Comment (2022-01-18): Received Back ground check for (REDACTED) still required for borrowing X however exception will remain Seller Comment (2022-01-12): Background Check provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731732	(Redacted)			24420357			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) (REDACTED) executed (REDACTED) is missing.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects.
We have (REDACTED) letter in file doc ID XXXX. (REDACTED) (REDACTED) (REDACTED) (REDACTED) of XXX which is fully supported by the (REDACTED) (REDACTED) information. The (REDACTED) outlined a total of XX (REDACTED) of which X were (REDACTED) and X were (REDACTED) (REDACTED) (REDACTED). The (REDACTED) reflected a total of XXX successful (REDACTED) (REDACTED) (REDACTED) made on the (REDACTED). (REDACTED)(REDACTED), the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX+ units and X years (REDACTED).  Additionally, the file contained (REDACTED) with TD (REDACTED) in the amount of XXX,XXX.XX or X.XX months (REDACTED) post-closing. Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-01-19): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-14): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731732	(Redacted)			24420430			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		missing for (REDACTED).				Reviewer Comment (2022-01-18): Received Fraud report for (REDACTED) he(REDACTED)e exception is cleared. Seller Comment (2022-01-14): (REDACTED) guidelines require a background check, or a fraud report, but not both. Fraud report has been provided	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731732	(Redacted)			24421105			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For (REDACTED) refiancne with a (REDACTED) range of XXX-XXX, mac (REDACTED) is XX%.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects.
We have (REDACTED) letter in file doc ID XXXX. (REDACTED) (REDACTED) (REDACTED) (REDACTED) of XXX which is fully supported by the (REDACTED) (REDACTED) information. The (REDACTED) outlined a total of XX (REDACTED) of which X were (REDACTED) and X were (REDACTED) (REDACTED) (REDACTED). The (REDACTED) reflected a total of XXX successful (REDACTED) (REDACTED) (REDACTED) made on the (REDACTED). (REDACTED)(REDACTED), the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX+ units and X years (REDACTED).  Additionally, the file contained (REDACTED) with TD (REDACTED) in the amount of XXX,XXX.XX or X.XX months (REDACTED) post-closing. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-02-24): (REDACTED) (REDACTED) (REDACTED) (REDACTED) of XXX which is fully supported by the (REDACTED) bureau information. The report outlined a total of XX Xs of which X were Xs and X were (REDACTED) (REDACTED) Xs. The report reflected a total of XXX successful X related payments made on the report. Further, the subject property will be (REDACTED)aged by a (REDACTED) firm with XXX+ units and X years (REDACTED).  Additionally, the file contained assets with (REDACTED) (REDACTED) in the amount of XXX,XXX.XX or X.XX months (REDACTED) post-closing. Client elects to downgrade and waive.

Seller Comment (2022-02-16): The exception requested on the (REDACTED) transaction is to allow a X% X exception. The (REDACTED)'s (REDACTED) (REDACTED) is XXX on a X refina(REDACTED)e which should (REDACTED)t the X to no more than XX% according to guidelines. However, the (REDACTED) (REDACTED) guidelines allow up to an X of XX% with the same scenario. Given the positives on the (REDACTED) file, an exception could be considered. Positives:  (REDACTED) (REDACTED) (REDACTED) (REDACTED) of XXX which is fully supported by the (REDACTED) bureau information. The report outlined a total of XX Xs of which X were Xs and X were (REDACTED) (REDACTED) Xs. The report reflected a total of XXX successful X related payments made on the report. Further, the subject property will be (REDACTED)aged by a (REDACTED) firm with XXX+ units and X years (REDACTED).  Additionally, the file contained assets with (REDACTED) (REDACTED) in the amount of XXX,XXX.XX or X.XX months (REDACTED) post-closing.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731732	(Redacted)			24444506			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the (REDACTED) and (REDACTED).	Borrower's Experience/Track Record	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Owner,Aggregator
Reviewer Comment (2022-02-08): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received (REDACTED) document for Business X. However, it is more than XX days from the Note Date. As per guideline, require (REDACTED) document within XX days of Note date. Also, please provide separate (REDACTED) document for (REDACTED) too. Exception remains.

Seller Comment (2022-01-27): Detailed (REDACTED) search and background report provided.

Reviewer Comment (2022-01-19): Received (REDACTED) document however Required with Full name " (REDACTED) "of Borrower (REDACTED) Document Please provide he(REDACTED)e Exception remains same.

Seller Comment (2022-01-14): An (REDACTED) check is a (REDACTED)onent of the background check already provided separately
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731732	(Redacted)			24733228			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Updated/added XX/XX/XXXX Add an additional (REDACTED) months for any (REDACTED) within X% of the published maximum (REDACTED). Required (REDACTED) of X months required.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects.
We have (REDACTED) letter in file doc ID XXXX. (REDACTED) (REDACTED) (REDACTED) (REDACTED) of XXX which is fully supported by the (REDACTED) (REDACTED) information. The (REDACTED) outlined a total of XX (REDACTED) of which X were (REDACTED) and X were (REDACTED) (REDACTED) (REDACTED). The (REDACTED) reflected a total of XXX successful (REDACTED) (REDACTED) (REDACTED) made on the (REDACTED). (REDACTED)(REDACTED), the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XXX+ units and X years (REDACTED).  Additionally, the file contained (REDACTED) with TD (REDACTED) in the amount of XXX,XXX.XX or X.XX months (REDACTED) post-closing. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-02-24): (REDACTED) (REDACTED) (REDACTED) (REDACTED) of XXX which is fully supported by the (REDACTED) bureau information. The report outlined a total of XX Xs of which X were Xs and X were (REDACTED) (REDACTED) Xs. The report reflected a total of XXX successful X related payments made on the report. Further, the subject property will be (REDACTED)aged by a (REDACTED) firm with XXX+ units and X years (REDACTED).  Additionally, the file contained assets with (REDACTED) (REDACTED) in the amount of XXX,XXX.XX or X.XX months (REDACTED) post-closing.

Seller Comment (2022-02-16): (REDACTED) was ori(REDACTED)lly underwritten to (REDACTED)(REDACTED) guidelines that (REDACTED)ly required X months (REDACTED). The (REDACTED) profile of the borrower provides comfort to allow for an exception versus the dilige(REDACTED)ed guidelines as follows: The (REDACTED)'s (REDACTED) (REDACTED) is XXX on a X refina(REDACTED)e which should (REDACTED)t the X to no more than XX% according to guidelines. However, the (REDACTED) (REDACTED) guidelines allow up to an X of XX% with the same scenario. Given the positives on the (REDACTED) file, an exception could be considered. Positives:  (REDACTED) (REDACTED) (REDACTED) (REDACTED) of XXX which is fully supported by the (REDACTED) bureau information. The report outlined a total of XX Xs of which X were Xs and X were (REDACTED) (REDACTED) Xs. The report reflected a total of XXX successful X related payments made on the report. Further, the subject property will be (REDACTED)aged by a (REDACTED) firm with XXX+ units and X years (REDACTED).  Additionally, the file contained assets with (REDACTED) (REDACTED) in the amount of XXX,XXX.XX or X.XX months (REDACTED) post-closing.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731732	(Redacted)			24804892			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED) and costs, used prior (REDACTED)(REDACTED) price from appraisal of XXX,XXX and cost of improvements from application of XXXXk	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is X.XX vs X.XX.	Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using X.XX DSCR, XXX (REDACTED), X.XX months of (REDACTED) plus XX,XXX.XX X to the borrower at settlement

Reviewer Comment (2022-03-04): Per client comment - X.XX DSCR, XXX (REDACTED), X.XX months of (REDACTED) plus XX,XXX.XX X to the borrower at settlement

Seller Comment (2022-03-02): X Exception - XX% X refi with HUD showing XXX,XXX.XX back to the Borrower at close.  Property was acquired X/XX/XXXX for XXX,XXX.XX.  Appraiser indi(REDACTED)tes the subject was in poor condition at the time of acquisition in XXXX, and has si(REDACTED)e been extensively renovated.  Cost of improvements indi(REDACTED)ted as XXXX,XXX.XX.  New (REDACTED) amount XXXX,XXX.XX.  X re(REDACTED)lculation = X.XXXXX.  Exceeds m(REDACTED) X per guides of X.XXXXX by X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731733	(Redacted)			24449918			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		An executed (REDACTED)X is for borrowing (REDACTED) is missing in file. Required per guideline	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) = XX.XXX. (REDACTED) (REDACTED) = XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731733	(Redacted)			24450158			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for the (REDACTED)				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): uploaded background check Reviewer Comment (2022-02-07): (REDACTED)ssing for the (REDACTED) only.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731733	(Redacted)			24451021			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2022-03-21): Exception cleared.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731733	(Redacted)			24457673			Credit	Title	General	Title	Title shows property is leasehold.		Per guides, Good and (REDACTED) (REDACTED) lien and fee simple lender's title (REDACTED) policy free and clear of any liens and encumbrances. Title and appraisal (REDACTED) (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) = XX.XXX. (REDACTED) (REDACTED) = XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED). (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) = XX.XXX. (REDACTED) (REDACTED) = XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED).	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-03-21): Exception cleared. Seller Comment (2022-03-18): Please review the final title policy showing Fee Simple title that was loaded. Seller Comment (2022-03-17): Final Title Policy showing land in Fee Simple uploaded. Reviewer Comment (2022-03-15): XX/XX/XXXX Awaiting response. Seller Comment (2022-03-15): reviewed	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731733	(Redacted)			24457685			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		(REDACTED) expires less then X months from the note date.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) = XX.XXX. (REDACTED) (REDACTED) = XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED). (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) = XX.XXX. (REDACTED) (REDACTED) = XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED).	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-03-17): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X = XX.XX%. X(REDACTED) = XX months' (REDACTED) (REDACTED). X History = XXX "as agreed" payments made. (REDACTED)d X. Client elects to downgrade and waive. Seller Comment (2022-03-17): Existing lease expires within X months of the Note. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X = XX.XX%. X(REDACTED) = XX months' (REDACTED) (REDACTED). X History = XXX "as agreed" payments made. Reviewer Comment (2022-03-15): XX/XX/XXXX Awaiting doc. Seller Comment (2022-02-16): reviewed/pending			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731733	(Redacted)			24457828			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Guides require X consecutive months within XX days of the note.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) = XX.XXX. (REDACTED) (REDACTED) = XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED). (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) = XX.XXX. (REDACTED) (REDACTED) = XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED).	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-17): (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X = XX.XX%.  X(REDACTED) = XX months' (REDACTED) (REDACTED).  X History = XXX "as agreed" payments made. (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-17): One month (REDACTED) (REDACTED) statement provided.  Guideline require XX day verifi(REDACTED)tion.  (REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X = XX.XX%.  X(REDACTED) = XX months' (REDACTED) (REDACTED).  X History = XXX "as agreed" payments made.

Reviewer Comment (2022-03-15): XX/XX/XXXX To use X proceeds for (REDACTED) - (REDACTED)/X must (REDACTED) own assets/funds. Need X months statements to evide(REDACTED)e own funds and this X only has X month statement. O(REDACTED)e second statement is received - (REDACTED)n evaluate to use X proceeds towards (REDACTED). Exception remains.

Seller Comment (2022-03-15): The subject (REDACTED) was a X refina(REDACTED)e; the borrower was not required to bring a(REDACTED) Xto closing.   Proceeds of the (REDACTED) were XXXX,XXX.XX equal to XX.XX months of (REDACTED) (REDACTED).   The borrower met the assets requirements.  Please remove this exception.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731733	(Redacted)			24721433			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Updated/added XX.XX.XX - Missing on borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) = XX.XXX. (REDACTED) (REDACTED) = XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED). (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) = XX.XXX. (REDACTED) (REDACTED) = XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED).	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): Ignore previous document, corrected (REDACTED) provided Seller Comment (2022-02-15): (REDACTED) provided			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731733	(Redacted)			24804917			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED) and costs, used prior (REDACTED)(REDACTED) price from appraisal of XXXK, no documented improvements provided	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) = XX.XXX. (REDACTED) (REDACTED) = XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED). (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) = XX.XXX. (REDACTED) (REDACTED) = XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED).	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-03-17): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X = XX.XX%. X(REDACTED) = XX months' (REDACTED) (REDACTED). X History = XXX "as agreed" payments made. (REDACTED)d X. Client elects to downgrade and waive. Seller Comment (2022-03-17): X.XXXXX X exception. X refina(REDACTED)e. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X = XX.XX%. X(REDACTED) = XX months' (REDACTED) (REDACTED). X History = XXX "as agreed" payments made.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731735	(Redacted)			24444690			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Background check required for (REDACTED).				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Please find uploaded the background check for (REDACTED) Reviewer Comment (2022-01-10): (REDACTED)ssing for both (REDACTED)	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731735	(Redacted)			24444851			Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	-	Background check missing for (REDACTED) which will (REDACTED) the (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The subject property will be (REDACTED) by a (REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) X,XXX units with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) (REDACTED) with X (REDACTED) of which X are (REDACTED) and X is an (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) outlined XXX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The file contains (REDACTED) in the amount of XXXX,XXX.XX when divided by XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject transaction is X.XX.. Client approves the down grade.
																Originator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed. Reviewer Comment (2022-01-10): (REDACTED)ssing for (REDACTED) and borrower.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731735	(Redacted)			24444856			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED) for borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) (REDACTED): (REDACTED) have strong (REDACTED) at XXX and XXX, a X+ deal track record with (REDACTED) and XXXXK in liquidity. (REDACTED) is well above our minimum of X.XX at X.XXX. (REDACTED) of XX.X. The subject property will be (REDACTED) by a (REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) X,XXX units with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) (REDACTED) with X (REDACTED) of which X are (REDACTED) and X is an (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) outlined XXX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The file contains (REDACTED) in the amount of XXXX,XXX.XX when divided by XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject transaction is X.XX.. Client approves the down grade.
																Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731735	(Redacted)			24444884			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	(REDACTED) is dated XX/XX/XXXX and the XX day (REDACTED) is XX/XX/XXXX but the note date is XX/XX/XXXX.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) (REDACTED): (REDACTED) have strong (REDACTED) at XXX and XXX, a X+ deal track record with (REDACTED) and XXXXK in liquidity. (REDACTED) is well above our minimum of X.XX at X.XXX. (REDACTED) of XX.X. The subject property will be (REDACTED) by a (REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) X,XXX units with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) (REDACTED) with X (REDACTED) of which X are (REDACTED) and X is an (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) outlined XXX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The file contains (REDACTED) in the amount of XXXX,XXX.XX when divided by XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject transaction is X.XX.. Client approves the down grade.

(REDACTED) (REDACTED): (REDACTED) have strong (REDACTED) at XXX and XXX, a X+ deal track record with (REDACTED) and XXXXK in liquidity. (REDACTED) is well above our minimum of X.XX at X.XXX. (REDACTED) of XX.X. The subject property will be (REDACTED) by a (REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) X,XXX units with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) (REDACTED) with X (REDACTED) of which X are (REDACTED) and X is an (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) outlined XXX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The file contains (REDACTED) in the amount of XXXX,XXX.XX when divided by XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject transaction is X.XX.. Client approves the down grade.
																Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-17): (REDACTED) (REDACTED): (REDACTED) (REDACTED) strong (REDACTED)s at XXX and XXX, a X+ deal track record with (REDACTED)(REDACTED) and XXXXK in liquidity. DSCR is well above our (REDACTED)nimum of X.XX at X.XXX. (REDACTED) of XX.X. Client elects to downgrade and waive.

Seller Comment (2022-03-17): Per contact with the lender: "We made an internal exception on this (REDACTED) report (REDACTED) over XXX days (or guidelines at the time) due to higher liquidity (REDACTED) and high (REDACTED) (REDACTED): (REDACTED) (REDACTED) strong (REDACTED)s at XXX and XXX, a X+ deal track record with (REDACTED)(REDACTED) and XXXXK in liquidity. DSCR is well above our (REDACTED)nimum of X.XX at X.XXX."
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731735	(Redacted)			24733416			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - (REDACTED) is XXX%, max (REDACTED) is XX%. (REDACTED) amount XXXX,XXX/XXXX,XXX (Previous (REDACTED)(REDACTED) price per appraisal) = XXX%. (Acquisition of underlying (REDACTED) is within XX months will be capped at +X% from (REDACTED) cap dropped from XX% to XX%). We are missing prior closing (REDACTED) (REDACTED) is no documentation of any improvements made to properties. updated X.XX.XX Missing prior closing (REDACTED) and cost of (REDACTED) - used XXX,XXX for (REDACTED)(REDACTED) price from appraisal and X K in (REDACTED) from application - (REDACTED) X.XXX%	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) (REDACTED): (REDACTED) have strong (REDACTED) at XXX and XXX, a X+ deal track record with (REDACTED) and XXXXK in liquidity. (REDACTED) is well above our minimum of X.XX at X.XXX. (REDACTED) of XX.X. The subject property will be (REDACTED) by a (REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) X,XXX units with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) (REDACTED) with X (REDACTED) of which X are (REDACTED) and X is an (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) outlined XXX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The file contains (REDACTED) in the amount of XXXX,XXX.XX when divided by XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject transaction is X.XX.. Client approves the down grade.

(REDACTED) (REDACTED): (REDACTED) have strong (REDACTED) at XXX and XXX, a X+ deal track record with (REDACTED) and XXXXK in liquidity. (REDACTED) is well above our minimum of X.XX at X.XXX. (REDACTED) of XX.X. The subject property will be (REDACTED) by a (REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) X,XXX units with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) (REDACTED) with X (REDACTED) of which X are (REDACTED) and X is an (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) outlined XXX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The file contains (REDACTED) in the amount of XXXX,XXX.XX when divided by XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject transaction is X.XX.. Client approves the down grade.

The subject property will be (REDACTED) by a (REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) X,XXX units with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) (REDACTED) with X (REDACTED) of which X are (REDACTED) and X is an (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) outlined XXX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The file contains (REDACTED) in the amount of XXXX,XXX.XX when divided by XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject transaction is X.XX.. Client approves the down grade.

(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. The subject property will be (REDACTED) by a (REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) X,XXX units with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) (REDACTED) with X (REDACTED) of which X are (REDACTED) and X is an (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) outlined XXX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The file contains (REDACTED) in the amount of XXXX,XXX.XX when divided by XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject transaction is X.XX.. Client approves the down grade.
																Aggregator,Owner Aggregator,Owner Aggregator,Owner Originator,Owner
Reviewer Comment (2022-03-31): The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging X,XXX units with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) report with X Xs of which X are X and X is an X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The report outlined XXX X related payments made, all paid as agreed. The file contains assets in the amount of XXXX,XXX.XX when divided by XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR for the subject transaction is X.XX.. Client approves the down grade.

Seller Comment (2022-03-31): The exception presented by the Lender is to allow the X as presented at su(REDACTED)ssion. The property was (REDACTED) on XX/XX/XXXX and although there is no documentation regarding the improvements to the property, there are comments on the appraisal stating the subject has been updated with new (REDACTED)chens, flooring, baths, paint, fixtures, etc. Consideration of an exception appears reasonable based on the overall merits of the file. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging X,XXX units with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) report with X Xs of which X are X and X is an X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The report outlined XXX X related payments made, all paid as agreed. The file contains assets in the amount of XXXX,XXX.XX when divided by XX,XXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR for the subject transaction is X.XX.

Reviewer Comment (2022-03-17): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731736	(Redacted)			24467757			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for (REDACTED)				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check attached	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731736	(Redacted)			24468141			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	(REDACTED) provided are (REDACTED) #XXXX #XXXX.	The representative FICO score exceeds the guideline minimum by at least 40 points.
We have (REDACTED) letter in file doc ID XXXX. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX units and with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by a (REDACTED) (REDACTED) with X (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) has been in the (REDACTED) (REDACTED) for X years and working in (REDACTED) (REDACTED) capacity for the past year. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-04-01): The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units and with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by a (REDACTED) report with X Xs of which X are edu(REDACTED)tion related Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) has been in the X industry for X years and (REDACTED)ing in her current (REDACTED)pacity for the past year. The DSCR on the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-31): The exception presented by the Lender is to allow the assets as presented at su(REDACTED)ssion. There are funds verified in the amount of XXX,XXX.XX which l(REDACTED)s the closing short approximately XX,XXX.XX for closing plus (REDACTED) required of XXX,XXX.XX or a total of XXX,XXX.XX short funds verified. Consideration of an exception appears reasonable based on the overall merits of the file. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units and with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by a (REDACTED) report with X Xs of which X are edu(REDACTED)tion related Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) has been in the X industry for X years and (REDACTED)ing in her current (REDACTED)pacity for the past year. The DSCR on the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731736	(Redacted)			24492866			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) form for the borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.
We have (REDACTED) letter in file doc ID XXXX. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX units and with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by a (REDACTED) (REDACTED) with X (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) has been in the (REDACTED) (REDACTED) for X years and working in (REDACTED) (REDACTED) capacity for the past year. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731736	(Redacted)			24800501			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying (REDACTED) for Closing of (REDACTED) is less than Cash From Borrower (REDACTED).	Missing (REDACTED) ability to give (REDACTED), (from previous guidance on (REDACTED) file, we needed to source (REDACTED) funds), the (REDACTED) (REDACTED) a XX% down payment + closing costs of (REDACTED) is given.	The representative FICO score exceeds the guideline minimum by at least 40 points.
We have (REDACTED) letter in file doc ID XXXX. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX units and with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by a (REDACTED) (REDACTED) with X (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) has been in the (REDACTED) (REDACTED) for X years and working in (REDACTED) (REDACTED) capacity for the past year. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-04-01): The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units and with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by a (REDACTED) report with X Xs of which X are edu(REDACTED)tion related Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) has been in the X industry for X years and (REDACTED)ing in her current (REDACTED)pacity for the past year. The DSCR on the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-31): The exception presented by the Lender is to allow the assets as presented at su(REDACTED)ssion. There are funds verified in the amount of XXX,XXX.XX which l(REDACTED)s the closing short approximately XX,XXX.XX for closing plus (REDACTED) required of XXX,XXX.XX or a total of XXX,XXX.XX short funds verified. Consideration of an exception appears reasonable based on the overall merits of the file. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units and with X years of (REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by a (REDACTED) report with X Xs of which X are edu(REDACTED)tion related Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) has been in the X industry for X years and (REDACTED)ing in her current (REDACTED)pacity for the past year. The DSCR on the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731737	(Redacted)			24490804			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) for the borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731737	(Redacted)			24490806			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the borrowing (REDACTED) and (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) is X.XX, (REDACTED) (REDACTED) of XXX. (REDACTED) are XX.XX months of (REDACTED) (REDACTED) of (REDACTED) out (REDACTED) Client approves the downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) for (REDACTED) provided Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731737	(Redacted)			24500781			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for (REDACTED).				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check attached	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731737	(Redacted)			24721561			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - We are missing prior closing (REDACTED) and (REDACTED) is no documentation of any improvements made. Current (REDACTED) is XXX.XX%. (Acquisition of underlying (REDACTED) is within XX months will be capped at +X% from (REDACTED)) Updated X.XX.XXXX-Missing prior closing (REDACTED) and cost of (REDACTED) - used XXXXX for (REDACTED)(REDACTED) price from appraisal and XX K in (REDACTED) from application - (REDACTED) X.XXXXX%	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) is X.XX, (REDACTED) (REDACTED) of XXX. (REDACTED) are XX.XX months of (REDACTED) (REDACTED) of (REDACTED) out (REDACTED) Client approves the downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-10): DSCR is X.XX, (REDACTED) (REDACTED) of XXX.  There are XX.XX months of (REDACTED) exclusive of X proceeds Client approves the downgrade and waive.

Reviewer Comment (2022-03-10): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Seller Comment (2022-03-09): Please consider an exception to this (REDACTED).  The property was (REDACTED) on (REDACTED) X, XXXX for a reported XXX,XXX; borrower states that XXX,XXX in repa(REDACTED) (REDACTED) been made.   DSCR is X.XX, (REDACTED) (REDACTED) of XXX.  There are XX.XX months of (REDACTED) exclusive of X proceeds.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731738	(Redacted)			24468053			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing Acceptable Background Check for (REDACTED), (REDACTED) m (REDACTED). Required per guideline				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check attached	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731738	(Redacted)			24468245			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED)X for both Borrowing (REDACTED), ((REDACTED) (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is X.XX. (REDACTED) (REDACTED) of XX.XX months (REDACTED) of (REDACTED), (REDACTED) (REDACTED) XXX. (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731738	(Redacted)			24469014			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing Acceptable (REDACTED) for (REDACTED), (REDACTED) m (REDACTED). Required per guideline	Borrower's Experience/Track Record	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731738	(Redacted)			24733648			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - (REDACTED) is XXX.XX%, max (REDACTED) is XX%. (REDACTED) amount XXXX,XXX/XXX,XXXX (Previous (REDACTED)(REDACTED) price per appraisal) = XXX.XX%. (Acquisition of underlying (REDACTED) is within XX months will be capped at +X% from (REDACTED) cap dropped from XX% to XX%). We are missing prior closing (REDACTED) (REDACTED) is no documentation of any improvements made to properties. Updated X.XX.XXXX - (REDACTED)(REDACTED) price of XXX,XXX taken from prior hud. Closing costs subtracted from current hud. No evidence of (REDACTED) made. Current (REDACTED) is X.XXXXX%	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX. (REDACTED) is X.XX. (REDACTED) (REDACTED) of XX.XX months (REDACTED) of (REDACTED), (REDACTED) (REDACTED) XXX. (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-10): DSCR is X.XX.  (REDACTED) (REDACTED) of XX.XX months exclusive of (REDACTED), (REDACTED) (REDACTED) XXX. (REDACTED)d X. Client elects to downgrade and waive.

Reviewer Comment (2022-03-10): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Seller Comment (2022-03-09): Please consider an exception.   (REDACTED) on X/XX/XXXX for XXX,XXX; appraiser indi(REDACTED)tes that the property was "recently extensively renovated" but provides no details. There is no existing X indi(REDACTED)ting that a(REDACTED) renovations were paid for from the borrower's funds. DSCR is X.XX.  (REDACTED) (REDACTED) of XX.XX months exclusive of (REDACTED), (REDACTED) (REDACTED) XXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731739	(Redacted)			24462704			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for the (REDACTED) and (REDACTED).				Reviewer Comment (2022-02-01): Received Background Check he(REDACTED)e Exception is cleared. Seller Comment (2022-01-31): Background check provided Seller Comment (2022-01-31): Background check is attached - please remove the exception	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731739	(Redacted)			24462708			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Missing for the (REDACTED).				Reviewer Comment (2022-02-01): Received Fraud Report he(REDACTED)e Exception is cleared. Seller Comment (2022-01-31): Background check provided - either a fraud report or background check is required by guidelines remove this exception	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731739	(Redacted)			24462730			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide fully executed Form (REDACTED)X for the (REDACTED) (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) is X.XX, (REDACTED) (REDACTED), XX,XXX.XX in (REDACTED) out to borrower in addition to X.XX months of (REDACTED) for (REDACTED) of XXX.XX. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED) and (REDACTED) are (REDACTED) (REDACTED). (REDACTED) are XXX (REDACTED) (REDACTED) (REDACTED) made on the (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) on the subject transaction is X.XX. (REDACTED) (REDACTED). Borrower also received XX,XXX.XX in (REDACTED) out (REDACTED) to go along with the X.XX months of (REDACTED) (REDACTED) of XXX.XX).  Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731739	(Redacted)			24463012			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide clear (REDACTED)'s for the (REDACTED) (REDACTED) and the (REDACTED). Addresses must be correct as well for each one.	Borrower's Experience/Track Record	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) is X.XX, (REDACTED) (REDACTED), XX,XXX.XX in (REDACTED) out to borrower in addition to X.XX months of (REDACTED) for (REDACTED) of XXX.XX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-08): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731739	(Redacted)			24482470			Credit	Asset	Asset Documentation	Asset	Assets Error: Borrower was not provided		Per guides, (REDACTED) (REDACTED) require the (REDACTED) (REDACTED) and type. (REDACTED) #XXXX Transaction (REDACTED) doesn't provide (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) is X.XX, (REDACTED) (REDACTED), XX,XXX.XX in (REDACTED) out to borrower in addition to X.XX months of (REDACTED) for (REDACTED) of XXX.XX. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED) and (REDACTED) are (REDACTED) (REDACTED). (REDACTED) are XXX (REDACTED) (REDACTED) (REDACTED) made on the (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) on the subject transaction is X.XX. (REDACTED) (REDACTED). Borrower also received XX,XXX.XX in (REDACTED) out (REDACTED) to go along with the X.XX months of (REDACTED) (REDACTED) of XXX.XX).  Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-03-30): (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X are X (REDACTED) Xs and (REDACTED) are (REDACTED) Xs. There are XXX X related payments made on the (REDACTED) bureau report, all paid as agreed. The DSCR on the subject transaction is X.XX. (REDACTED)d X. Borrower also received XX,XXX.XX in X proceeds to go along with the X.XX months of (REDACTED) ((REDACTED) of XXX.XX).  Client elects to downgrade and waive.

Seller Comment (2022-03-28): The information provided by the Lender warrants additional consideration. "There is sufficient information on the (REDACTED) X transcript provided to show that the X belongs to our Borrower/(REDACTED)    The transactions listed show they were made on behalf of "(REDACTED)" - the borrowing X or for "(REDACTED)" - the surname of our (REDACTED)"    As stated in ori(REDACTED)l response "The subject (REDACTED) was a X refina(REDACTED)e; no funds were required to be brought to closing and the borrower received XXX,XXX.XX in proceeds equal to XXX.XX months of (REDACTED) (REDACTED).  The asset requirements (REDACTED) been met.  Additional (REDACTED)(REDACTED) factors i(REDACTED)lude that the (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X are X (REDACTED) Xs and (REDACTED) are (REDACTED) Xs. There are XXX X related payments made on the (REDACTED) bureau report, all paid as agreed. The DSCR on the subject transaction is X.XX.
"

Reviewer Comment (2022-03-18): Per email on X/XX/XX form client/seller - The guidelines are silent,  as we do not want a hard and fast rule of using X as the only (REDACTED). We generally do not li(REDACTED) to see XXX% of the (REDACTED) be from X. In order to use X as (REDACTED), we need additional assets, need (REDACTED) of X. Exception remains.

Seller Comment (2022-03-17): The subject (REDACTED) was a X refina(REDACTED)e; no funds were required to be brought to closing and the borrower received XXX,XXX.XX in proceeds equal to XXX.XX months of (REDACTED) (REDACTED).  The assets requirements (REDACTED) been met.  Please remove this condition.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731739	(Redacted)			24789302			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Only (REDACTED) provided are the transaction (REDACTED) from (REDACTED) #XXXX.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) is X.XX, (REDACTED) (REDACTED), XX,XXX.XX in (REDACTED) out to borrower in addition to X.XX months of (REDACTED) for (REDACTED) of XXX.XX. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED) and (REDACTED) are (REDACTED) (REDACTED). (REDACTED) are XXX (REDACTED) (REDACTED) (REDACTED) made on the (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) on the subject transaction is X.XX. (REDACTED) (REDACTED). Borrower also received XX,XXX.XX in (REDACTED) out (REDACTED) to go along with the X.XX months of (REDACTED) (REDACTED) of XXX.XX).  Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-03-30): (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X are X (REDACTED) Xs and (REDACTED) are (REDACTED) Xs. There are XXX X related payments made on the (REDACTED) bureau report, all paid as agreed. The DSCR on the subject transaction is X.XX. (REDACTED)d X. Borrower also received XX,XXX.XX in X proceeds to go along with the X.XX months of (REDACTED) ((REDACTED) of XXX.XX).  Client elects to downgrade and waive.

Seller Comment (2022-03-28): The information provided by the Lender warrants additional consideration. "There is sufficient information on the (REDACTED) X transcript provided to show that the X belongs to our Borrower/(REDACTED)    The transactions listed show they were made on behalf of "(REDACTED)" - the borrowing X or for "(REDACTED)" - the surname of our (REDACTED)"    As stated in ori(REDACTED)l response "The subject (REDACTED) was a X refina(REDACTED)e; no funds were required to be brought to closing and the borrower received XXX,XXX.XX in proceeds equal to XXX.XX months of (REDACTED) (REDACTED).  The asset requirements (REDACTED) been met.  Additional (REDACTED)(REDACTED) factors i(REDACTED)lude that the (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which X are X (REDACTED) Xs and (REDACTED) are (REDACTED) Xs. There are XXX X related payments made on the (REDACTED) bureau report, all paid as agreed. The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-03-18): Per email on X/XX/XX form client/seller - The guidelines are silent,  as we do not want a hard and fast rule of using X as the only (REDACTED). We generally do not li(REDACTED) to see XXX% of the (REDACTED) be from X. In order to use X as (REDACTED), we need additional assets, need (REDACTED) of X. Exception remains.

Seller Comment (2022-03-17): The subject (REDACTED) was a X refina(REDACTED)e; no funds were required to be brought to closing and the borrower received XXX,XXX.XX in proceeds equal to XXX.XX months of (REDACTED) (REDACTED).  The assets requirements (REDACTED) been met.  Please remove this condition.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731739	(Redacted)			24804959			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED) and costs, used (REDACTED)(REDACTED) price of XXXk from appraisal, no documented costs of improvements provided	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's Experience/Track Record
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). (REDACTED) is X.XX, (REDACTED) (REDACTED), XX,XXX.XX in (REDACTED) out to borrower in addition to X.XX months of (REDACTED) for (REDACTED) of XXX.XX. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED) and (REDACTED) are (REDACTED) (REDACTED). (REDACTED) are XXX (REDACTED) (REDACTED) (REDACTED) made on the (REDACTED) (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) on the subject transaction is X.XX. (REDACTED) (REDACTED). Borrower also received XX,XXX.XX in (REDACTED) out (REDACTED) to go along with the X.XX months of (REDACTED) (REDACTED) of XXX.XX).  Client elects to downgrade and waive.

(REDACTED) is post-dated from the note date and over XX days from the note date, per guides.  (REDACTED) is X.XX, (REDACTED) (REDACTED), XX,XXX.XX in (REDACTED) out to borrower in addition to X.XX months of (REDACTED) for (REDACTED) of XXX.XX. Client elects to downgrade and waive.
																Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-22): DSCR is X.XX, (REDACTED)d X, XX,XXX.XX in X to borrower in addition to X.XX months of (REDACTED) for (REDACTED) of XXX.XX. Client elects to downgrade and waive.

Reviewer Comment (2022-03-22): XX/XX/XXXX Client to review and approve (REDACTED) factors to waive.

Seller Comment (2022-03-21): An X exception is supported. The property was acquired in XX/XXXX for XXX,XXX; some improvements (REDACTED) been made si(REDACTED)e acquisition per the appraisal but total cost is unknown.  There is no existing X.  (REDACTED) (REDACTED) is XXX (XX points above guideline requirement).  DSCR is X.XX and there are XXX.XX months in (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731740	(Redacted)			24462123			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing Background Check for (REDACTED), (REDACTED) . Required per guideline				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check attached	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731740	(Redacted)			24462245			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED) for borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731740	(Redacted)			24472351			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Acceptable (REDACTED) Document not provided for (REDACTED) (REDACTED) and (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731741	(Redacted)			24466929			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc. (REDACTED) is X.XX, XXX (REDACTED), XX.XX months (REDACTED), (REDACTED) (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) (REDACTED) with XX (REDACTED) of which X are (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-17): We (REDACTED) (REDACTED) letter in file doc. Client elects to downgrade and waive. Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731741	(Redacted)			24468353			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		(REDACTED) missing but required as per guidelines.				Reviewer Comment (2022-02-23): XX/XX/XXXX Corp Resolution received. Seller Comment (2022-02-22): Uploading Operating Agreement showing (REDACTED)aging Member XX% (REDACTED)ship and consent from remaining members allowing the (REDACTED)aging Member authority to sign for the (REDACTED)a(REDACTED).	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731741	(Redacted)			24468381			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing (REDACTED)'s Background Check; required as per guidelines.				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check attached	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731741	(Redacted)			24487309			Credit	Investment Product	General	Investment Product	REO property does not have a lease in place and required by guidelines.	-	No (REDACTED) on subject and is not eligible (REDACTED)(REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc. (REDACTED) is X.XX, XXX (REDACTED), XX.XX months (REDACTED), (REDACTED) (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) (REDACTED) with XX (REDACTED) of which X are (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.	Aggregator,Owner
Seller Comment (2022-03-31): The Lender requests consideration of the fact there is no lease in place at the time of ori(REDACTED)tion. (REDACTED) reflects an exception as they are considering as a refina(REDACTED)e. The (REDACTED) transaction is a delayed (REDACTED) transaction and therefore, would not require a lease agreement in place at the time of ori(REDACTED)tion. Please consider an exception to remove this exception. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) report with XX acconts of which X are X related. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflects XX X related payments made, all paid as agreed. The DSCR on the subject transaction is X.XX.

Seller Comment (2022-03-28): The Lender requests consideration of the fact there is no lease in place at the time of ori(REDACTED)tion. (REDACTED) reflects an exception as they are considering as a refina(REDACTED)e. The (REDACTED) transaction is a delayed (REDACTED) transaction and therefore, would not require a lease agreement in place at the time of ori(REDACTED)tion. Please consider an exception to remove this exception.

Reviewer Comment (2022-03-18): (REDACTED) has been updated and is eligible for X on delayed refina(REDACTED)e. On Refi - Single fa(REDACTED)ly properties must be leased at the time of closing and the borrower must provide evide(REDACTED)e that the property has been leased. Exception remains.

Seller Comment (2022-03-17): The subject (REDACTED) meets the criteria for a delayed (REDACTED); as such, a lease is not required.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731741	(Redacted)			24489126			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the (REDACTED).	Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	(REDACTED) is dated after Note date. (REDACTED) is X.XX, XXX (REDACTED), XX.XX months (REDACTED), (REDACTED) (REDACTED), client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-23): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-17): (REDACTED) provided Reviewer Comment (2022-02-16): received for X only, (REDACTED)ssing for (REDACTED) Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731741	(Redacted)			24724155			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - Current (REDACTED) is XXX.XX%. We are missing prior closing (REDACTED) and (REDACTED) is no documentation of any improvements made. Updated X.XX.XXXX Current (REDACTED) is still XXX% Missing repair budget, Prior closing (REDACTED), current application (REDACTED) C/O Refi. (REDACTED) is con(REDACTED)icting documentation to support cost basis	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.
We have (REDACTED) letter in file doc. (REDACTED) is X.XX, XXX (REDACTED), XX.XX months (REDACTED), (REDACTED) (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) (REDACTED) with XX (REDACTED) of which X are (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.

(REDACTED) is dated after Note date. (REDACTED) is X.XX, XXX (REDACTED), XX.XX months (REDACTED), (REDACTED) (REDACTED), client elects to downgrade and waive.
																Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-03-22): DSCR is X.XX, XXX (REDACTED), XX.XX months (REDACTED), (REDACTED)d X, client elects to downgrade and waive. Reviewer Comment (2022-03-18): Seller is reviewing. Seller Comment (2022-03-17): reviewed Reviewer Comment (2022-02-17): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731741	(Redacted)			24800675			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Updated/added XX.XX.XX - Appraisal in not in the lender's name. Per guidelines - All appraisals and (REDACTED) rent analysis need to be addressed and assigned to Lender per guidelines.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc. (REDACTED) is X.XX, XXX (REDACTED), XX.XX months (REDACTED), (REDACTED) (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) (REDACTED) with XX (REDACTED) of which X are (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-04-01): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) report with XX Xs of which X are X related. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflects XX X related payments made, all paid as agreed. The DSCR on the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-31): The Lender requests consideration of the following. The subject refina(REDACTED)e (REDACTED) closed on XX/XX/XXXX.  The appraisal was (REDACTED)leted on XX/XX/XXXX for LendingDeck (REDACTED), the bro(REDACTED)r on this (REDACTED) (Please see the HUD-X lines XXX  and XXX). For this reason, the appraisal was in the name of the ori(REDACTED)ting Lender. Please consider removing this exception. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) report with XX Xs of which X are X related. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflects XX X related payments made, all paid as agreed. The DSCR on the subject transaction is X.XX.

Seller Comment (2022-03-28): The Lender requests consideration of the following. The subject refina(REDACTED)e (REDACTED) closed on XX/XX/XXXX.  The appraisal was (REDACTED)leted on XX/XX/XXXX for LendingDeck (REDACTED), the bro(REDACTED)r on this (REDACTED) (Please see the HUD-X lines XXX  and XXX). For this reason, the appraisal was in the name of the ori(REDACTED)ting Lender. Please consider removing this exception.

Reviewer Comment (2022-03-18): Client to review.

Seller Comment (2022-03-17): The subject refina(REDACTED)e (REDACTED) closed on XX/XX/XXXX.  The appraisal was (REDACTED)leted on XX/XX/XXXX for LendingDeck (REDACTED), the bro(REDACTED)r on this (REDACTED) (Please see the HUD-X lines XXX  and XXX).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731742	(Redacted)			24463054			Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	-	Missing for the (REDACTED).	Borrower's Experience/Track Record	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-02-18): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-17): (REDACTED) provided Reviewer Comment (2022-02-16): Provided for X (REDACTED)ssing for (REDACTED) Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731742	(Redacted)			24463308			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		(REDACTED)'s Background Check is missing but required as per guidelines.				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check attached	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731742	(Redacted)			24463759			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	Borrower's Experience/Track Record	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-02-22): (REDACTED).org in file. Client elects to downgrade and waive. Reviewer Comment (2022-01-24): (REDACTED)ssing (REDACTED) doc.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731742	(Redacted)			24463795			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	updated X.XX.XXXX Updated (REDACTED) to XX.XXX% Missing original (REDACTED)(REDACTED) HUD. repair taken from XXXK form in the amount of XXX,XXX	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. XXX (REDACTED). (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-03-10): (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  XX% X.  X History = XXX "as agreed" payments made. (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-10): X.XXXXX X exception. XX% rate/term refina(REDACTED)e. (REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  XX% X.  X History = XXX "as agreed" payments made.

Reviewer Comment (2022-02-16): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Reviewer Comment (2022-02-08): XX/XX/XXXX We are (REDACTED)ssing prior closing statements there is no documentation of a(REDACTED) improvements made to properties.

Reviewer Comment (2022-01-27): XXXXK / XXXK = XXX%
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731742	(Redacted)			24463796			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Missing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. XXX (REDACTED). (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-03-10): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. XX% X. X History = XXX "as agreed" payments made. (REDACTED)d X. Client elects to downgrade and waive. Seller Comment (2022-03-10): (REDACTED)ssing verifi(REDACTED)tion of required X months' (REDACTED) (REDACTED). XX% rate/term refina(REDACTED)e. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. XX% X. X History = XXX "as agreed" payments made.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731742	(Redacted)			24463842			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Track record documentation other than application is missing and is required based on guidelines.		Track record documentation used is not complete as per guidelines as the (REDACTED) (REDACTED) (REDACTED) section is blank. Missing rented addresses.
Reviewer Comment (2022-03-14): XX/XX/XXXX Per (REDACTED) report - borrower has over XX current Xs dating back to XXXX, XXXX and XXXX and up and they are still paid as agreed. Qualifies as (REDACTED)d X with over X years of (REDACTED).

Seller Comment (2022-03-10): Property (REDACTED)agement (REDACTED) doc reflects the property will be (REDACTED)(REDACTED)aged.  Although the track record form does not list (REDACTED)agement (REDACTED) tenure or REO count, the (REDACTED) report reflects XX current and X prior Xs, the earliest dating back to X/XXXX, giving the borrower a near X year property (REDACTED)ship/(REDACTED)agement history. Please clear this exception.

Reviewer Comment (2022-02-18): The track record in file reflects (REDACTED) (REDACTED)(REDACTED)aged with no ad(REDACTED)esses listed for (REDACTED) years and REO count. Provide corrected track record if (REDACTED)-party (REDACTED)aged.

Seller Comment (2022-02-16): (REDACTED) is a X (REDACTED)al and the property will be (REDACTED)aged by one of his X (REDACTED)anies per the lease.  Information on properties in the (REDACTED)'s name as an individual would not be required as the X (REDACTED)a(REDACTED) is techni(REDACTED)lly a (REDACTED) party.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731743	(Redacted)			24479727			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided						Reviewer Comment (2022-02-17): Exception cleared. Seller Comment (2022-02-16): Business purpose certifi(REDACTED)tion has been uploaded, please clear this exception. Thank you.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731743	(Redacted)			24479743			Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided		Missing (REDACTED) (REDACTED)(REDACTED) certificate.				Reviewer Comment (2022-03-17): Received business purpose certifi(REDACTED)te, Exception Cleared. Seller Comment (2022-03-15): This is a dupli(REDACTED)te finding, per (REDACTED) comment of X/XX/XXXX it will be removed. Reviewer Comment (2022-02-16): O(REDACTED)e the business purpose cert is uploaded, bot exceptions will be cleared. Seller Comment (2022-02-14): this is dupli(REDACTED)tive, there is already a business purpose certifi(REDACTED)te exception on the file and this is redundant. Please remove the exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731743	(Redacted)			24479804			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative (REDACTED) score of (REDACTED) is less than Guideline representative (REDACTED) score of (REDACTED).	For (REDACTED)(REDACTED) with max (REDACTED) max of XX%, (REDACTED) range is XXX+.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
The subject property will be (REDACTED) and the (REDACTED) (REDACTED) has X properties owned/(REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) (REDACTED) showing XX (REDACTED) of which X is a (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XXX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX.

The subject property will be (REDACTED) and the (REDACTED) (REDACTED) has X properties owned/(REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) (REDACTED) showing XX (REDACTED) of which X is a (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XXX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX.
																Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-04-01): The subject property will be (REDACTED)(REDACTED)aged and the (REDACTED) currently has X properties owned/(REDACTED)aged. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) report showing XX Xs of which X is a X and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XXX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-31): Please consider the following (REDACTED)(REDACTED) factors as you consider this file:  The subject property will be (REDACTED)(REDACTED)aged and the (REDACTED) currently has X properties owned/(REDACTED)aged. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) report showing XX Xs of which X is a X and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XXX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-03-17): XX/XX/XXXX Seller reviewing.

Seller Comment (2022-03-15): reviewed
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731743	(Redacted)			24495779			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for the (REDACTED).				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check provided. Seller Comment (2022-02-14): Background check attached.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731743	(Redacted)			24495805			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		The most recent (REDACTED) (REDACTED) for the (REDACTED) (REDACTED) (REDACTED) ending XXXX dated XX/XX/XXXX (REDACTED) the balance is XXXX.XX. (REDACTED) is an undated (REDACTED) balance snapshot in the (REDACTED) the balance as XXX,XXX.XX. Documentation to source the deposit is not apparent in file; fund are excluded.				Reviewer Comment (2022-03-17): XX/XX/XXXX Based on updated gu(REDACTED)(REDACTED)e. (REDACTED)n now use X for (REDACTED) if other assets in file. Other assets confirmed. Meets requirements. Seller Comment (2022-03-15): X proceeds of XXX,XXX.XX are equal to XXX.X month of (REDACTED) (REDACTED); please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731743	(Redacted)			24805036			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED) and costs, used (REDACTED)(REDACTED) price of XXXXk from appraisal, no documented costs of improvements provided	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
The subject property will be (REDACTED) and the (REDACTED) (REDACTED) has X properties owned/(REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) (REDACTED) showing XX (REDACTED) of which X is a (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XXX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX.

The subject property will be (REDACTED) and the (REDACTED) (REDACTED) has X properties owned/(REDACTED). The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) (REDACTED) showing XX (REDACTED) of which X is a (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XXX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX.
																Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-04-01): The subject property will be (REDACTED)(REDACTED)aged and the (REDACTED) currently has X properties owned/(REDACTED)aged. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) report showing XX Xs of which X is a X and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XXX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-31): Please consider the following (REDACTED)(REDACTED) factors as you consider this file:  The subject property will be (REDACTED)(REDACTED)aged and the (REDACTED) currently has X properties owned/(REDACTED)aged. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) report showing XX Xs of which X is a X and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XXX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-03-17): XX/XX/XXXX Seller reviewing.

Seller Comment (2022-03-15): reviewed
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731745	(Redacted)			24396918			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide Fully executed (REDACTED)X for the (REDACTED) (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-18): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive Reviewer Comment (2022-01-18): Required document not provided Seller Comment (2022-01-13): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731745	(Redacted)			24396938			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide clear (REDACTED)'s for the (REDACTED) (REDACTED) and the (REDACTED)
Reviewer Comment (2022-02-08): Received (REDACTED)  document for (REDACTED), He(REDACTED)e exception is cleared

Seller Comment (2022-02-03): Uploaded (REDACTED) for (REDACTED)(REDACTED) for your review and consideration to clear exception. Thank you.

Seller Comment (2022-02-03): The (REDACTED) for the (REDACTED) has been uploaded for your review and consideration. Please remove this exception.

Reviewer Comment (2022-02-01): Received (REDACTED) for Business X however Required for (REDACTED) Name mentioned (REDACTED) documents Please Provide he(REDACTED)e Exception remains same.

Seller Comment (2022-01-28): Detailed (REDACTED) and background checks provided.

Reviewer Comment (2022-01-18): Required document not provided

Seller Comment (2022-01-13): The (REDACTED) search is a part of the background check provided
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731745	(Redacted)			24396946			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided
Reviewer Comment (2022-02-08): Received Background check document for (REDACTED), He(REDACTED)e exception cleared.

Seller Comment (2022-02-03): Uploaded the background report for (REDACTED) for your consideration to clear the exception. Thank you.

Seller Comment (2022-02-03): reviewed/pending

Reviewer Comment (2022-01-21): Received for (REDACTED) , (REDACTED)ssing for (REDACTED) Exception remains..

Seller Comment (2022-01-20): As previously noted, an (REDACTED) search is a part of the standard background check on the (REDACTED), the borrowing X, (REDACTED) (REDACTED) is specifi(REDACTED)lly listed as a business of the borrower and the (REDACTED) check

Reviewer Comment (2022-01-18): Received for (REDACTED) , (REDACTED)ssing for (REDACTED).

Reviewer Comment (2022-01-18): Cleared by (REDACTED)sta(REDACTED),

Reviewer Comment (2022-01-18): Received Background Check and updated. Exception cleared.

Seller Comment (2022-01-12): Background Check provided.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731745	(Redacted)			24398101			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.		updated X.XX.XXXX Missing documented cost of improvements (REDACTED) is X.XXXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) mad, XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-11): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as agreed" payments mad, XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Reviewer Comment (2022-03-10): Client to review.

Seller Comment (2022-03-10): X.XXXXX X exception. XX% X refi. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as agreed" payments made.

Reviewer Comment (2022-02-16): Per seller comment, reviewing.

Seller Comment (2022-02-03): reviewed/pending

Reviewer Comment (2022-01-27): Cleared by (REDACTED)sta(REDACTED). The (REDACTED) price XX,XXX.XX/XXX,XXX.XX ( (REDACTED) amount) = XXX%, exceeds the m(REDACTED) of XX%. Exceptions remains.

Reviewer Comment (2022-01-18): Exception cleared

Seller Comment (2022-01-13): The (REDACTED) guidelines require a background check or a fraud report, but not both.  Background check was provided.

Seller Comment (2022-01-13): X (REDACTED)n i(REDACTED)lude all hard renovation costs, plus fees and interest paid on the renovation.   Please re(REDACTED)lculate X
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731745	(Redacted)			24429470			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For (REDACTED)(REDACTED) with a (REDACTED) range of XXX-XXX, amx (REDACTED) is XX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) mad, XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-11): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as agreed" payments mad, XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Reviewer Comment (2022-03-10): Client to review.

Seller Comment (2022-03-10): XX% X exception. XX% X refi. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as agreed" payments made.

Reviewer Comment (2022-02-16): There are X (REDACTED) agreements in the file. (DXXXXX, XXXX). There are also X (REDACTED) reports, X appli(REDACTED)tions and X background checks. Exception remains.

Seller Comment (2022-02-15): There is only one (REDACTED) on this (REDACTED), (REDACTED), and her (REDACTED) (REDACTED) is XXX.  M(REDACTED)imum X for a (REDACTED) (REDACTED) of XXX or above is XX%.    The (REDACTED) (REDACTED) of members not acting as (REDACTED) are not considered in deter(REDACTED)ning the (REDACTED) (REDACTED) used to deter(REDACTED)ne m(REDACTED)imum X

Seller Comment (2022-02-03): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731745	(Redacted)			24429503			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		(REDACTED) is less than X months from (REDACTED)(REDACTED) to (REDACTED) transaction.				Reviewer Comment (2022-01-18): X Refina(REDACTED)e does not i(REDACTED)lude fina(REDACTED)ing a property without existing debt if such refina(REDACTED)e occurs within XXX days of acquisition. Such transactions would instead be considered a Delayed (REDACTED) Seller Comment (2022-01-13): Please rereview, Xproceeds to re(REDACTED)urse for (REDACTED) done is not considered X. Seller Comment (2022-01-13): Please rereview, Xproceeds to re(REDACTED)use for (REDACTED) done is not considered X.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731746	(Redacted)			24465521			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for (REDACTED)				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check attached	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731746	(Redacted)			24466867			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For (REDACTED)(REDACTED) with a (REDACTED) range of XXX-XXX, max (REDACTED) is XX%.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
The subject property will be (REDACTED) by the (REDACTED) who (REDACTED) (REDACTED)/(REDACTED) X properties one of which dates back to XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX, supported by a (REDACTED) (REDACTED)ing showing XX (REDACTED) of which X is a (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX.

The subject property will be (REDACTED) by the (REDACTED) who (REDACTED) (REDACTED)/(REDACTED) X properties one of which dates back to XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX, supported by a (REDACTED) (REDACTED)ing showing XX (REDACTED) of which X is a (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX.
																Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-04-04): The subject property will be (REDACTED)(REDACTED)aged by the (REDACTED) who currently owns/(REDACTED)ages X properties one of which dates back to XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX, supported by a (REDACTED) reporting showing XX Xs of which X is a X and X are (REDACTED) (REDACTED) Xs. The (REDACTED) report reflects XX X related payments made, all paid as agreed. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Seller Comment (2022-04-01): We believe a X% X exception is warranted - The following (REDACTED)(REDACTED) factors (REDACTED)n be considered for the subject transaction:  The subject home was (REDACTED) in XXXX and according to comments on the appraisal the property has been well maintained. The subject property will be (REDACTED)(REDACTED)aged by the (REDACTED) who currently owns/(REDACTED)ages X properties one of which dates back to XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX, supported by a (REDACTED) reporting showing XX Xs of which X is a X and X are (REDACTED) (REDACTED) Xs. The (REDACTED) report reflects XX X related payments made, all paid as agreed. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-03-17): XX/XX/XXXX Seller reviewing.

Seller Comment (2022-03-16): reviewed
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731746	(Redacted)			24466868			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		(REDACTED) used are (REDACTED) #XXXX #XXXX.				Reviewer Comment (2022-03-17): XX/XX/XXXX Based on updated gu(REDACTED)(REDACTED)e. (REDACTED)n now use X for (REDACTED) if other assets in file. Other assets confirmed. Meets requirements. Seller Comment (2022-03-16): The borrower received XXX,XXX.XX in (REDACTED) proceeds equal to XX months of (REDACTED) (REDACTED). Please clear this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731746	(Redacted)			24488752			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) for (REDACTED) (REDACTED) is missing.				Reviewer Comment (2022-03-11): Executed WX in file. Seller Comment (2022-03-10): WX provided in file is dated X/XX/XXXX, but still confirms the (REDACTED). Please consider accepta(REDACTED)e. Reviewer Comment (2022-02-22): XX/XX/XXXX W-X is still dated X/XX/XXXX. Per previous comment need (REDACTED) (REDACTED) verifi(REDACTED)tion. Exception remains. Seller Comment (2022-02-17): WX Provided Reviewer Comment (2022-01-24): Executed WX is dated XX/XX/XXXX. Need an updated WX signed at closing or (REDACTED) doc.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731746	(Redacted)			24734800			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.		(REDACTED)(REDACTED) with a (REDACTED) range of XXX-XXX, max (REDACTED) is XX%.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
The subject property will be (REDACTED) by the (REDACTED) who (REDACTED) (REDACTED)/(REDACTED) X properties one of which dates back to XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX, supported by a (REDACTED) (REDACTED)ing showing XX (REDACTED) of which X is a (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX.

The subject property will be (REDACTED) by the (REDACTED) who (REDACTED) (REDACTED)/(REDACTED) X properties one of which dates back to XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX, supported by a (REDACTED) (REDACTED)ing showing XX (REDACTED) of which X is a (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX.
																Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-04-04): The subject property will be (REDACTED)(REDACTED)aged by the (REDACTED) who currently owns/(REDACTED)ages X properties one of which dates back to XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX, supported by a (REDACTED) reporting showing XX Xs of which X is a X and X are (REDACTED) (REDACTED) Xs. The (REDACTED) report reflects XX X related payments made, all paid as agreed. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Seller Comment (2022-04-01): We believe an X exception is warranted The following (REDACTED)(REDACTED) factors (REDACTED)n be considered for the subject transaction:  The subject home was (REDACTED) in XXXX and according to comments on the appraisal the property has been well maintained. The subject property will be (REDACTED)(REDACTED)aged by the (REDACTED) who currently owns/(REDACTED)ages X properties one of which dates back to XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX, supported by a (REDACTED) reporting showing XX Xs of which X is a X and X are (REDACTED) (REDACTED) Xs. The (REDACTED) report reflects XX X related payments made, all paid as agreed. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-03-17): XX/XX/XXXX Seller reviewing.

Seller Comment (2022-03-16): reviewed
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731747	(Redacted)			24455631			Credit	Credit	Credit Documentation	Credit	Background check is missing.		The (REDACTED) background check is missing and is required for (REDACTED)				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): A background check on the (REDACTED) is attached - please clear this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731747	(Redacted)			24763490			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - (REDACTED) is XXX.XX%, max (REDACTED) is XX%. (REDACTED) amount XXXX,XXX/XXXX,XXX (Previous (REDACTED)(REDACTED) price listed as unknown per appraisal) = XXX.XX%. (Acquisition of underlying (REDACTED) is within XX months will be capped at +X% from (REDACTED) cap dropped from XX% to XX%). We are missing prior closing (REDACTED) (REDACTED) is no documentation of any improvements made to properties.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XXX "as-agreed" (REDACTED) made. XX.X months of (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-03-10): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as-agreed" payments made. XX.X months of (REDACTED). Client elects to downgrade and waive. Reviewer Comment (2022-03-10): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX. Seller Comment (2022-03-09): X.XXXXX X exception. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as-agreed" payments made.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731748	(Redacted)			24455760			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing the background check for the (REDACTED), (REDACTED).				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check attached	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731748	(Redacted)			24458363			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing the (REDACTED) check for the (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-08): (REDACTED)ssing (REDACTED) for the (REDACTED). (REDACTED) not required for X. Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731749	(Redacted)			24455771			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for both (REDACTED)				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background checks provided	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731749	(Redacted)			24455783			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) (REDACTED) checks are missing in the file but required per guideline.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED)s provided Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731749	(Redacted)			24455811			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731749	(Redacted)			24455876			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Missing (REDACTED)/Formation in the file but required per guidelines.				Reviewer Comment (2022-02-17): Exception cleared. Seller Comment (2022-02-16): uploaded the certifi(REDACTED)te of formation, please clear exception	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731751	(Redacted)			24468382			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for the (REDACTED).				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check attached.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731751	(Redacted)			24468469			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for the borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731751	(Redacted)			24490563			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): Corrected (REDACTED) for borrowing X provided. Seller Comment (2022-02-15): (REDACTED)s provided Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731751	(Redacted)			24735142			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Max (REDACTED) XX% for cash-ou(REDACTED) w(REDACTED) the acquisition was within XX months.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects.
(REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which XX are paid as agreed and XX were listed as delinquent (XxXX and XxXX) with the most recent (REDACTED) XX/XX. The (REDACTED) has (REDACTED) dating back XX/XX.  Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX units and X years of (REDACTED). Lastly the (REDACTED) rating is X.XX. XX.XX months of (REDACTED).
																Aggregator,Owner
Reviewer Comment (2022-03-15): (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X is an (REDACTED) (REDACTED). There are XX X payments listed on the (REDACTED) bureau of which XX are paid as agreed and XX were listed as delinquent (XxXX and XxXX) with the most recent late XX/XX. The (REDACTED) has (REDACTED) dating back XX/XX.  Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and X years of (REDACTED). Lastly the DSCR rating is X.XX. XX.XX months of (REDACTED). Client elects to downgrade and waive.

Seller Comment (2022-03-11): The (REDACTED)lculated (REDACTED) to cost of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline X should be m(REDACTED)imum .XX. The purpose of the subject transaction is a X refina(REDACTED)e of an (REDACTED) property.  The appraisal outlines that the (REDACTED)chen has been updated and so (REDACTED) the bathrooms but no timeframe was provided. There is no documentation of improvements to reduce the X in this (REDACTED)se. However, an exception could be considered based on the other file attributes. The (REDACTED) on the transaction. William has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X is an (REDACTED) (REDACTED). There are XX X payments listed on the (REDACTED) bureau of which XX are paid as agreed and XX were listed as delinquent (XxXX and XxXX) with the most recent late XX/XX. The (REDACTED) has (REDACTED) dating back XX/XX.  Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and X years of (REDACTED). Lastly the DSCR rating is X.XX.

Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Reviewer Comment (2022-02-08): XX.XX.XX - X is XXX.XX%, m(REDACTED) X is XX%. (REDACTED) amount XXX,XXX/XXX,XXX (Previous (REDACTED) price per appraisal) = XXX.XX%. (Acquisition of underlying property is within XX months will be (REDACTED)pped at +X% from X (REDACTED)p (REDACTED)opped from XX% to XX%). We are (REDACTED)ssing prior closing statements there is no documentation of a(REDACTED) improvements made to properties.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731752	(Redacted)			24473106			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard (REDACTED) coverage has a shortfall of XXXX.XX. (REDACTED) amount is XXXX,XXX, and coverage is for XXXXK.	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). XXX (REDACTED), (REDACTED) of X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). (REDACTED) (REDACTED) of XXX and XXX for (REDACTED) (REDACTED). Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX units and X years of (REDACTED). Also we have a (REDACTED) of X.XX. (REDACTED)(REDACTED)more, we have available (REDACTED) in the amount of XXX,XXX.XX/(REDACTED) XXXXX.XX= XX.XX months (REDACTED). If its j(REDACTED)t (REDACTED) based comp factors: X.XX (REDACTED), XX.XX months of (REDACTED), XXX (REDACTED) is the highest of both (REDACTED), (REDACTED) (REDACTED).

(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) (REDACTED) of XXX and XXX for (REDACTED) (REDACTED). Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX units and X years of (REDACTED). Also we have a (REDACTED) of X.XX. (REDACTED)(REDACTED)more, we have available (REDACTED) in the amount of XXX,XXX.XX/(REDACTED) XXXXX.XX= XX.XX months (REDACTED).  If its j(REDACTED)t (REDACTED) based comp factors: X.XX (REDACTED), XX.XX months of (REDACTED), XXX (REDACTED) is the highest of both (REDACTED), (REDACTED) (REDACTED)
																Owner,Aggregator Aggregator,Owner
Reviewer Comment (2022-03-29): If its just (REDACTED) based (REDACTED) factors: X.XX DSCR, XX.XX months of (REDACTED), XXX (REDACTED) is the highest of both (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Reviewer Comment (2022-03-21): Dwelling coverage on the hazard policy is XXXX,XXX.XX, we need to coverage at least XXXX,XXX.XX, or provided a replacement cost estimator.

Seller Comment (2022-03-18): Revised policy

Reviewer Comment (2022-03-10): Required Full Coverage amount XXXX,XXX Hazard insura(REDACTED)e document or Replacement Cost Estimator document Please Provide ,Exception Remains.

Seller Comment (2022-03-09): Please note that the proper amount of coverage as evide(REDACTED)ed by the settlement statement line XXXX (XXXX,XXX.XX) please clear

Reviewer Comment (2022-02-24): XX/XX/XXXX Awaiting doc.

Seller Comment (2022-02-18): Coverage Insufficient need revised policy

Reviewer Comment (2022-02-14): Hazard policy coverage is XXXX,XXX.XX and (REDACTED) amount is XXXX,XXX.XX. We (REDACTED) an additional policy for commercial, however this policy is not reflected on the HUD for escrows.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731752	(Redacted)			24474792			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing background check for the both (REDACTED).				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background checks now attached	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731752	(Redacted)			24474807			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) for (REDACTED).	Borrower's Experience/Track Record
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) (REDACTED) of XXX and XXX for (REDACTED) (REDACTED). Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX units and X years of (REDACTED). Also we have a (REDACTED) of X.XX. (REDACTED)(REDACTED)more, we have available (REDACTED) in the amount of XXX,XXX.XX/(REDACTED) XXXXX.XX= XX.XX months (REDACTED).  If its j(REDACTED)t (REDACTED) based comp factors: X.XX (REDACTED), XX.XX months of (REDACTED), XXX (REDACTED) is the highest of both (REDACTED), (REDACTED) (REDACTED)
																Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED)s provided Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731752	(Redacted)			24474815			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED)X for the the borrowing (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). XXX (REDACTED), (REDACTED) of X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). (REDACTED) (REDACTED) of XXX and XXX for (REDACTED) (REDACTED). Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX units and X years of (REDACTED). Also we have a (REDACTED) of X.XX. (REDACTED)(REDACTED)more, we have available (REDACTED) in the amount of XXX,XXX.XX/(REDACTED) XXXXX.XX= XX.XX months (REDACTED). If its j(REDACTED)t (REDACTED) based comp factors: X.XX (REDACTED), XX.XX months of (REDACTED), XXX (REDACTED) is the highest of both (REDACTED), (REDACTED) (REDACTED).
																Owner,Aggregator	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731752	(Redacted)			24500516			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		(REDACTED) for all X units are expiring less than X months from the note date. Provide updated (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). XXX (REDACTED), (REDACTED) of X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). (REDACTED) (REDACTED) of XXX and XXX for (REDACTED) (REDACTED). Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX units and X years of (REDACTED). Also we have a (REDACTED) of X.XX. (REDACTED)(REDACTED)more, we have available (REDACTED) in the amount of XXX,XXX.XX/(REDACTED) XXXXX.XX= XX.XX months (REDACTED). If its j(REDACTED)t (REDACTED) based comp factors: X.XX (REDACTED), XX.XX months of (REDACTED), XXX (REDACTED) is the highest of both (REDACTED), (REDACTED) (REDACTED).

(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) (REDACTED) of XXX and XXX for (REDACTED) (REDACTED). Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX units and X years of (REDACTED). Also we have a (REDACTED) of X.XX. (REDACTED)(REDACTED)more, we have available (REDACTED) in the amount of XXX,XXX.XX/(REDACTED) XXXXX.XX= XX.XX months (REDACTED).  If its j(REDACTED)t (REDACTED) based comp factors: X.XX (REDACTED), XX.XX months of (REDACTED), XXX (REDACTED) is the highest of both (REDACTED), (REDACTED) (REDACTED)
																Owner,Aggregator Aggregator,Owner
Reviewer Comment (2022-03-16): (REDACTED) (REDACTED)w of XXX and XXX for (REDACTED) (REDACTED). Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and X years of (REDACTED). Also we (REDACTED) a DSCR of X.XX. Furthermore, we (REDACTED) available (REDACTED) in the amount of XXX,XXX.XX/(REDACTED) XXXXX.XX= XX.XX months (REDACTED). Client elects to downgrade and waive.

Seller Comment (2022-03-15): The exception presented by the Lender is to allow the leases as su(REDACTED)tted in the (REDACTED) file. There are (REDACTED) leases in question, one shows an exp(REDACTED)tion date of XX/XX/XXXX and the other shows an exp(REDACTED)tion date of XX/XX/XXXX. The note date is XX/XX/XXXX. Guidelines require a lease renewal if the lease is to expire within X months of the note date. In this (REDACTED)se, the lease renewals are not lo(REDACTED)ted in the file. Consideration of an exception appears reasonable based on the merits of the (REDACTED) file. There are (REDACTED) (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The other (REDACTED), Lakrani, has a (REDACTED) (REDACTED) (REDACTED) of XXX. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and X years of (REDACTED). Also we (REDACTED) a DSCR of X.XX. Furthermore, we (REDACTED) available (REDACTED) in the amount of XXX,XXX.XX/(REDACTED) XXXXX.XX= XX months (REDACTED).

Reviewer Comment (2022-03-10): XX/XX/XXXX Exception cited for month to month tena(REDACTED)y or X months still (REDACTED) on the lease. Lease for (REDACTED) Elisha Persaud has month to month verbiage following XX month term. Other (REDACTED) leases do not contain month to month verbiage and are not (REDACTED) for X months from note date, as per guidelines. Need lease extensions. Exception remains.

Seller Comment (2022-03-09): Please note that Lease agreements are uploaded in Clarity see page XXX please clear

Reviewer Comment (2022-02-17): Per seller, reviewing.

Seller Comment (2022-02-16): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731752	(Redacted)			24805081			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED) and costs, used (REDACTED)(REDACTED) price of XXXXk from appraisal, no documented costs of improvements provided	The qualifying DSCR on the loan is greater than the guideline minimum.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). XXX (REDACTED), (REDACTED) of X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). (REDACTED) (REDACTED) of XXX and XXX for (REDACTED) (REDACTED). Additionally, the subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with XX units and X years of (REDACTED). Also we have a (REDACTED) of X.XX. (REDACTED)(REDACTED)more, we have available (REDACTED) in the amount of XXX,XXX.XX/(REDACTED) XXXXX.XX= XX.XX months (REDACTED). If its j(REDACTED)t (REDACTED) based comp factors: X.XX (REDACTED), XX.XX months of (REDACTED), XXX (REDACTED) is the highest of both (REDACTED), (REDACTED) (REDACTED).
																Owner,Aggregator
Reviewer Comment (2022-03-15): XXX (REDACTED), DSCR of X.XX, XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-11): The exception presented by the Lender is to allow the X as su(REDACTED)tted for the transaction. The (REDACTED)lculated (REDACTED) to cost of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline X should be m(REDACTED)imum .XX. The purpose of the subject transaction is a X refina(REDACTED)e of an (REDACTED) property. There is no documentation of improvements to reduce the X in this (REDACTED)se. Although there is no documentation of improvements, there are comments from the appraiser outlining that the (REDACTED)chen and bathrooms (REDACTED) been updated X-X years ago and that the subject property had been maintained properly. An exception could be considered based on the other file attributes. There are (REDACTED) (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The other (REDACTED), Lakrani, has a (REDACTED) (REDACTED) (REDACTED) of XXX. Additionally, the subject property will be (REDACTED)aged by a (REDACTED) firm with XX units and X years of (REDACTED). Also we (REDACTED) a DSCR of X.XX,furthermore we (REDACTED) available (REDACTED) in the amount of XXX,XXX.XX/(REDACTED) XXXXX.XX= XX months (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731753	(Redacted)			24401201			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2022-01-18): Exception cleared	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731753	(Redacted)			24401310			Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	-					Reviewer Comment (2022-01-18): Exception cleared	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731753	(Redacted)			24401316			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Not required for (REDACTED) (REDACTED).				Reviewer Comment (2022-01-21): Exception cleared. Seller Comment (2022-01-20): Not required for (REDACTED) member/(REDACTED)ship	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731753	(Redacted)			24401328			Credit	Credit	Credit Documentation	Credit	Background check is missing.	-					Reviewer Comment (2022-01-18): Exception cleared Seller Comment (2022-01-12): Background Check provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731753	(Redacted)			24526932			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) requires. Missing for borrowing (REDACTED). We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") with the actual names listed.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is dated after Note date. we have XXXX's in file (REDACTED) (REDACTED) #. Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-08): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-02-01): Received (REDACTED) for the Business X not for the (REDACTED), please provide for the (REDACTED) he(REDACTED)e exception remains.

Seller Comment (2022-01-28): (REDACTED) on borrowing X uploaded.

Reviewer Comment (2022-01-21): (REDACTED) requires an (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed for borrowing X. Exception remains.

Seller Comment (2022-01-20): Guidelines only require (REDACTED) on borrowing X if an individual.  (REDACTED) is i(REDACTED)luded in Background check for (REDACTED) uploaded to file.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731753	(Redacted)			24735279			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Updated/added XX/XX/XXXX Missing (REDACTED)X for (REDACTED) (REDACTED) or (REDACTED) verified with (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is dated after Note date. we have XXXX's in file (REDACTED) (REDACTED) #. Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-21): We (REDACTED) XXXX's in file, confir(REDACTED)ng, client elect to downgrade and waive.

Seller Comment (2022-03-17): Our borrowing X is a (REDACTED) member X to which we (REDACTED) the operating agreement and articles of organization in the state of (REDACTED) in the file. the file also has the (REDACTED) from the XXXX XXXX that provides  our borrower's (REDACTED) and the (REDACTED) from our borrowing X as his employer ID. Based on the documentation in the file it is reasonable to waive the W-X exception.

Reviewer Comment (2022-03-11): Please provide (REDACTED) form SS-X / W-X to verifying (REDACTED). Condition Remains.

Seller Comment (2022-03-09): (REDACTED) number found on the (REDACTED) please clear
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731753	(Redacted)			24735662			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - (REDACTED) is XXX.XX%, max (REDACTED) is XX%. (REDACTED) amount XXXX,XXX/XXX,XXX (Previous (REDACTED)(REDACTED) price per appraisal) = XXX.XX%. (Acquisition of underlying (REDACTED) is within XX months will be capped at +X% from (REDACTED) cap dropped from XX% to XX%). We are missing prior closing (REDACTED) (REDACTED) is no documentation of any improvements made to properties. Missing (REDACTED)(REDACTED) HUD, and repair cost budget. (REDACTED) is X.XXXXX	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED). (REDACTED) are XXX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which all were paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XX. The (REDACTED) for the subject transaction is X.XX. X.XX months of (REDACTED), (REDACTED) (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-03-15): (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X are Xs and X are (REDACTED) (REDACTED)s. There are XXX X payments listed on the (REDACTED) bureau of which all were paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XX. The DSCR for the subject transaction is X.XX. X.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Reviewer Comment (2022-03-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Seller Comment (2022-03-11): The (REDACTED)lculated (REDACTED) to cost of X.XXXX (Note (REDACTED) Amount XXXX,XXX.XX/Initial (REDACTED) amount per HUD-X XXXX,XXX.XX) exceeds the m(REDACTED)imum allowed per guidelines. Guideline X should be m(REDACTED)imum .XX. The purpose of the subject transaction is a X refina(REDACTED)e of an (REDACTED) property.  The appraisal shows that the ori(REDACTED)l (REDACTED) price was a very low XXX,XXX on X/XX/XXXX. It appears to (REDACTED) been a distress sale. Si(REDACTED)e (REDACTED), comments reflect that the (REDACTED)chen has been remodeled in less than one year and that baths (REDACTED) been remodeled during the same timeline. There are also the following comments, "Insulated windows, doors and ceiling fans, the subject was recently renovated down to the suds of the ori(REDACTED)l structure. New roof, new electri(REDACTED)l, new plumbing." Given the extent of the rehab it is not reasonable to use the ori(REDACTED)l (REDACTED) price for the X. An exception could be considered based on the other file attributes. There are (REDACTED) (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X are Xs and X are (REDACTED) (REDACTED)s. There are XXX X payments listed on the (REDACTED) bureau of which all were paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XX. The DSCR for the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731754	(Redacted)			24478563			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Per the appraisals, the units are (REDACTED) (REDACTED). Provide current (REDACTED) agreements.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Client elects to down grade and waive. (REDACTED) of X.XX and the borrower is (REDACTED)ing a (REDACTED) (REDACTED) (REDACTED) (REDACTED) with over XX years (REDACTED) and XXX unites (REDACTED) (REDACTED) (REDACTED). The borrower also has XX,XXX,XXX in (REDACTED) representing over XXX months in (REDACTED). (REDACTED) of X.XX and the borrower is (REDACTED)ing a (REDACTED) (REDACTED) (REDACTED) (REDACTED) with over XX years (REDACTED) and XXX unites (REDACTED) (REDACTED) (REDACTED). The borrower also has XX,XXX,XXX in (REDACTED) representing over XXX months in (REDACTED).	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-17): DSCR of X.XX and the borrower is using a (REDACTED) (REDACTED)a(REDACTED) with over XX years (REDACTED) and XXX unites currently (REDACTED) (REDACTED)aged.  The borrower also has XX,XXX,XXX in (REDACTED) representing over XXX months in (REDACTED). Client elects to downgrade and waive.

Reviewer Comment (2022-03-17): XX/XX/XXXX Client to review and approve (REDACTED) factors to waive.

Seller Comment (2022-03-16): We feel comfortable with an exception for the lease agreements due to the following: (REDACTED) has a DSCR of X.XX and the borrower is using a (REDACTED) (REDACTED)a(REDACTED) with over XX years (REDACTED) and XXX unites currently (REDACTED) (REDACTED)aged.  The borrower also has XX,XXX,XXX in (REDACTED) representing over XXX months in (REDACTED).

Seller Comment (2022-03-08): please note doc uploaded in error We still need Lease Agreement

Seller Comment (2022-03-08): uploaded Month to Month Lease agreement please clear

Seller Comment (2022-02-16): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731754	(Redacted)			24478579			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED)X form for the (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	Client elects to down grade and waive. (REDACTED) of X.XX and the borrower is (REDACTED)ing a (REDACTED) (REDACTED) (REDACTED) (REDACTED) with over XX years (REDACTED) and XXX unites (REDACTED) (REDACTED) (REDACTED). The borrower also has XX,XXX,XXX in (REDACTED) representing over XXX months in (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-03-07): Client elects to down grade and waive. Seller Comment (2022-03-03): (REDACTED) document is attached. Please clear this exception Reviewer Comment (2022-02-11): XX/XX/XXXX (REDACTED) (REDACTED) verifi(REDACTED)tion or executed W-X form (REDACTED)ssing.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731755	(Redacted)			24470877			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		A background check is required for each (REDACTED) and/or (REDACTED), missing for both (REDACTED)				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): A background check is required for each (REDACTED). (REDACTED) owns a XX% controlling interest in the (REDACTED) and is acting as (REDACTED) on the (REDACTED); a background check is attached.. (REDACTED) Aliyev did not execute a (REDACTED) agreement.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731755	(Redacted)			24497493			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the (REDACTED)	Borrower's Experience/Track Record	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED)s provided Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731755	(Redacted)			24497506			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) form for the (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). The file contains (REDACTED) for (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XX months (REDACTED) post-closing. Although not typically a consideration, it is important to note that the (REDACTED) received XXX,XXX.XX in (REDACTED) at closing and (REDACTED) amount, divided by the (REDACTED) would result in an additional XX.XX months (REDACTED) (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX. (REDACTED) (REDACTED). Client elects to downgrade and waive.
																Owner,Aggregator	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731755	(Redacted)			24735844			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		XX/XX/XXXX added/updated: (REDACTED) missing for (REDACTED).				Reviewer Comment (2022-03-08): (REDACTED) and (REDACTED) authorization in file. Seller Comment (2022-03-03): Both borrowers are (REDACTED)s, as such (REDACTED) reports are not required. Proof of (REDACTED)ity attached.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731755	(Redacted)			24735876			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED) and cost of (REDACTED) - used XXXXXX for (REDACTED)(REDACTED) price from appraisal and XXK in (REDACTED) from application - (REDACTED) X.XXXXX	The qualifying DSCR on the loan is greater than the guideline minimum.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). The file contains (REDACTED) for (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XX months (REDACTED) post-closing. Although not typically a consideration, it is important to note that the (REDACTED) received XXX,XXX.XX in (REDACTED) at closing and (REDACTED) amount, divided by the (REDACTED) would result in an additional XX.XX months (REDACTED) (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX. (REDACTED) (REDACTED). Client elects to downgrade and waive.
																Owner,Aggregator
Reviewer Comment (2022-03-15): The file contains assets for (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XX months (REDACTED) post-closing. Although not typi(REDACTED)lly a consideration, it is important to note that the (REDACTED) received XXX,XXX.XX in (REDACTED) closing and this amount, divided by the (REDACTED) would result in an additional XX.XX months (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX. (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-11): The exception presented by the Lender is to allow the X as su(REDACTED)tted. The subject transaction is a X refina(REDACTED)e of an (REDACTED) property. Although there were not receipts or scope of (REDACTED) lo(REDACTED)ted in the (REDACTED) file, it is apparent the property has been updated. The comments from the appraiser outlined that the (REDACTED)chen and baths had been updated but provided no timeline for the improvements. Consideration of an exception to allow the X as presented due to the merits of the file appears reasonable. There are (REDACTED) (REDACTED) on the transaction and both are (REDACTED)s so (REDACTED) reports would not be required. However, the file contains assets for (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XX months (REDACTED) post-closing. Although not typi(REDACTED)lly a consideration, it is important to note that the (REDACTED) received XXX,XXX.XX in (REDACTED) closing and this amount, divided by the (REDACTED) would result in an additional XX.XX months (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX.

Reviewer Comment (2022-03-08): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Reviewer Comment (2022-02-09): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX to X.XXXXX for (REDACTED) with no (REDACTED) (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731756	(Redacted)			24441239			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Borrowing (REDACTED) executed (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED), (REDACTED) (REDACTED)'s (REDACTED) is XXX.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XXXX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731756	(Redacted)			24441557			Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Both (REDACTED)'s are non- (REDACTED) (REDACTED) and nothing in the file regarding verification.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.
(REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED), (REDACTED) (REDACTED)'s (REDACTED) is XXX.

(REDACTED) is dated after Note date.  (REDACTED) of X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive. Comp factors for waive: (REDACTED) of X.XX, XXX (REDACTED), XX.XX months of (REDACTED), XX (REDACTED), (REDACTED) (REDACTED)

We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated XXXX/XXXX and Note date (REDACTED). Client elects to downgrade and waive. Comp factors for waive: (REDACTED) of X.XX, XXX (REDACTED), XX.XX months of (REDACTED), XX (REDACTED), (REDACTED) (REDACTED).
																Aggregator,Owner Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-17): (REDACTED) factors for waive: DSCR of X.XX, XXX (REDACTED), XX.XX months of (REDACTED), XX X, (REDACTED)d X. Client elects to downgrade and waive.

Reviewer Comment (2022-03-11): Both (REDACTED) per (REDACTED) appli(REDACTED)tion are (REDACTED), please review and approve sellers comment with X and DSCR (REDACTED) factors, please review. Thank you

Seller Comment (2022-03-10): The (REDACTED) appli(REDACTED)tion on page X of the Clarity Images shows that both the (REDACTED) and Co-(REDACTED) are not US (REDACTED)s. They both (REDACTED) (REDACTED) numbers as there are (REDACTED) reports in the file.  For (REDACTED) the identifi(REDACTED)tion in the file is a (REDACTED) (REDACTED)ivers license. For (REDACTED) (REDACTED) we (REDACTED) a (REDACTED) State Commercial (REDACTED)ivers License . In addition, we (REDACTED) an (REDACTED) (REDACTED)rd for (REDACTED) on page XXX of the Clarity Image that indi(REDACTED)tes on its face, "(REDACTED) for (REDACTED) Only with (REDACTED) Authorization" this is a XX% X (REDACTED) with a X.XX DSCR. From what we see in the file there is sufficient documentation to show that the borrowers are not US (REDACTED)s - please clear this exception.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731756	(Redacted)			24441608			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of (REDACTED) is less than Guideline minimum loan amount of (REDACTED).		The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED), (REDACTED) (REDACTED)'s (REDACTED) is XXX.	Aggregator,Owner	Reviewer Comment (2022-03-11): DSCR is X.XX, XX.XX months of (REDACTED), (REDACTED)d X, other (REDACTED)'s (REDACTED) is XXX. Client elects to downgrade and waive. Seller Comment (2022-03-10): An exception of XXXXX to our (REDACTED)nimum (REDACTED) amount (XXX,XXX vs XXX,XXX) is reasonable as the borrowers are (REDACTED)s and also the property has a DSCR of X.XX and XX% equity.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731756	(Redacted)			24441609			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative (REDACTED) score of (REDACTED) is less than Guideline representative (REDACTED) score of (REDACTED).	For (REDACTED)(REDACTED) with an (REDACTED) of XX%, (REDACTED) range is XXX-XXX.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED), (REDACTED) (REDACTED)'s (REDACTED) is XXX.	Aggregator,Owner
Reviewer Comment (2022-03-11): DSCR is X.XX, XX.XX months of (REDACTED), (REDACTED)d X, other (REDACTED)'s (REDACTED) is XXX.

Reviewer Comment (2022-03-11): Exception Explanation Updated from: Representative (REDACTED) (REDACTED) of XXX is less than Guideline representative (REDACTED) (REDACTED) of XXX.

Seller Comment (2022-03-10): We agree that the Co Borrower representative (REDACTED) (REDACTED) is XXX but we believe an exception is reasonable on this (REDACTED) for the following reasons. The primary borrower has a representative (REDACTED) based on the X reports in the file of XXX and/or XXX. The property has a DSCR of X.XX and is a XX% X leaving XX% equity and the reserve requirements are met.

Reviewer Comment (2022-02-07): XXX (REDACTED)nimum qualifying (REDACTED) is required per guidelines.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731756	(Redacted)			24442640			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) is missing for (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date. (REDACTED) of X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive. Comp factors for waive: (REDACTED) of X.XX, XXX (REDACTED), XX.XX months of (REDACTED), XX (REDACTED), (REDACTED) (REDACTED)	Aggregator,Owner
Reviewer Comment (2022-02-23): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Seller Comment (2022-02-17): (REDACTED) provided

Reviewer Comment (2022-02-17): XX/XX/XXXX (REDACTED) received for (REDACTED) and for borrowing X. (REDACTED) (REDACTED)ssing for (REDACTED). Exception remains.

Seller Comment (2022-02-15): (REDACTED)s provided

Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731756	(Redacted)			24442694			Credit	Credit	Credit Documentation	Credit	Background check is missing.	-	Background check is missing for (REDACTED).
Reviewer Comment (2022-04-04): Exception cleared.

Seller Comment (2022-03-31): Please find uploaded the background reports for the (REDACTED). Please clear this exception.

Seller Comment (2022-03-17): The guidelines state that either "a background check or fraud screen is required for each (REDACTED) and/or Pri(REDACTED)ipal, from Lexis/Nexis, Checkpoint or another (REDACTED)arable provider, within XX days of (REDACTED) ori(REDACTED)tion or background check must i(REDACTED)lude litigation, X history, (REDACTED) and lien searches" The document run on this particular file was a Fraud Screen, and meets the guideline requirements. Please consider the Fraud Screen for the transaction.

Reviewer Comment (2022-03-15): The issue here is that we a document ((REDACTED) Plus), but it does not contain the required information such as litigation and X history; it appears to just be an ID Plus.  It does not even show that a search was done for Civil/X records, which is why we are making the exceptions.  The (REDACTED) Plus lacks this information, it only shows fraud alerts, active-duty status, (REDACTED) freezes, and (REDACTED) alerts. See client's email on XX/XX/XX regrading background check requirement. Exception remains.

Seller Comment (2022-03-15): The underwriting guidelines clearly state: "A background check or fraud screen is required for each (REDACTED) and/or Pri(REDACTED)ipal, from Lexis/Nexis, Checkpoint or another (REDACTED)arable provider, within XX days of (REDACTED) ori(REDACTED)tion
o Background check must i(REDACTED)lude litigation, X history, (REDACTED) and lien searches" The document run on this filw was a Fraud Screen, he(REDACTED)e it meets the requirements of the guidelines - remove the exception

Reviewer Comment (2022-03-11): The issue here is that we a document ((REDACTED) Plus), but it does not contain the required information such as litigation and X history; it appears to just be an ID Plus.  It does not even show that a search was done for Civil/X records, which is why we are making the exceptions.  The (REDACTED) Plus lacks this information, it only shows fraud alerts, active-duty status, (REDACTED) freezes, and (REDACTED) alerts. Exception remains.

Seller Comment (2022-03-10): The underwriting guidelines require a background check or a fraud report - see the X documents indexed under "Fraud Report" in the clarity image -please clear this exception.

Reviewer Comment (2022-02-15): Background check not uploaded. Exception remains.

Seller Comment (2022-02-14): A background check for each of the (REDACTED) is attached.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731756	(Redacted)			25019471			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	Add after reviewing seller's comments, reviewed (REDACTED) application both (REDACTED) are (REDACTED) national and the max (REDACTED) is XX%. Current (REDACTED) in file is XX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date. (REDACTED) of X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive. Comp factors for waive: (REDACTED) of X.XX, XXX (REDACTED), XX.XX months of (REDACTED), XX (REDACTED), (REDACTED) (REDACTED)	Aggregator,Owner	Reviewer Comment (2022-03-15): DSCR of X.XX, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive. Reviewer Comment (2022-03-11): Both (REDACTED) per (REDACTED) appli(REDACTED)tion are (REDACTED), please review and approve sellers comment with X and DSCR (REDACTED) factors, please review. Thank you			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731758	(Redacted)			24478307			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing Background Check for (REDACTED), (REDACTED)				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check attached	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731758	(Redacted)			24478332			Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	-	Appraisal (REDACTED) the direction "(REDACTED)" within the address. The note does not.				Reviewer Comment (2022-03-14): APN matches security instrument, exception cleared. Seller Comment (2022-03-11): Note has "N" representing North in ad(REDACTED)ess as does security instrument to which appraisal (REDACTED) description matches.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731758	(Redacted)			24478334			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For (REDACTED)(REDACTED) with a (REDACTED) range of XXX-XXX, max (REDACTED) is XX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED)nd Note date (REDACTED). (REDACTED) of X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED) (REDACTED) (REDACTED) has XX years (REDACTED). (REDACTED) of X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED) (REDACTED) (REDACTED) has XX years (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-16): DSCR of X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED)a(REDACTED) has XX years (REDACTED). Client elects to downgrade and waive.

Reviewer Comment (2022-03-14): Client to review.

Seller Comment (2022-03-11): We believe a X% X exception is reasonable based on the following (REDACTED)(REDACTED) factors:

• XX Months (REDACTED) based on qualifying (REDACTED) of  XX,XXX.XX
o XX Months in (REDACTED) excluding X amount. XX,XXX.XX  in Xassets based on (REDACTED) statements.
o XX, XXX.XX X amount (REDACTED)be used for (REDACTED) and represents an additional XX months in (REDACTED).
• XX % equity in property based on audited X of XX%.
• Audited DSCR of X.XX
• (REDACTED) (REDACTED)a(REDACTED), (REDACTED)disa i(REDACTED)., has XX years' (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731758	(Redacted)			24494044			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) doesn't specify (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED)nd Note date (REDACTED). (REDACTED) of X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED) (REDACTED) (REDACTED) has XX years (REDACTED). (REDACTED) of X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED) (REDACTED) (REDACTED) has XX years (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) for borrowing X provided, (REDACTED) shows no (REDACTED) listing in background report. Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731758	(Redacted)			24494103			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED)nd Note date (REDACTED). (REDACTED) of X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED) (REDACTED) (REDACTED) has XX years (REDACTED). (REDACTED) of X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED) (REDACTED) (REDACTED) has XX years (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731758	(Redacted)			24500576			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Missing the addresses of the REOs the (REDACTED) (REDACTED) out.				Reviewer Comment (2022-02-22): XX/XX/XXXX (REDACTED) track report provided. Seller Comment (2022-02-17): (REDACTED)-party (REDACTED)aged properties do not require i(REDACTED)lusion of the REO information, please remove this exception	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731758	(Redacted)			24723818			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - We are missing prior closing (REDACTED) and (REDACTED) is no documentation of any improvements made. Current (REDACTED) XXX.XX%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED)nd Note date (REDACTED). (REDACTED) of X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED) (REDACTED) (REDACTED) has XX years (REDACTED). (REDACTED) of X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED) (REDACTED) (REDACTED) has XX years (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-03-15): DSCR of X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED)a(REDACTED) has XX years (REDACTED). Client elects to downgrade and waive. Reviewer Comment (2022-03-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731759	(Redacted)			24482392			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for (REDACTED).				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check attached	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731759	(Redacted)			24482410			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED)nd Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) = XX.XXX. (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED) = XX.XX months' (REDACTED) (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731759	(Redacted)			24482714			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	(REDACTED) date XX/XX/XXXX is more than XX days prior to the note date or notary date XX/XX/XXXX. Lender to provide XX days verification of (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED)nd Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) = XX.XXX.  (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.  (REDACTED) (REDACTED) = XX.XX months' (REDACTED) (REDACTED).

(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) = XX.XXX.  (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.  (REDACTED) (REDACTED) = XX.XX months' (REDACTED) (REDACTED).
																Aggregator,Owner Owner,Originator	Reviewer Comment (2022-03-17): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X = XX.XX%. X History = XXX "as agreed" payments made. X(REDACTED) = XX.XX months' (REDACTED) (REDACTED). Client elects to downgrade and waive. Seller Comment (2022-03-15): (REDACTED) report is XXX days old. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X = XX.XX%. X History = XXX "as agreed" payments made. X(REDACTED) = XX.XX months' (REDACTED) (REDACTED).			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731759	(Redacted)			24482801			Compliance	Compliance	State Compliance	State Late Charge	Note Error: Note late charge percentage exceeds maximum per state		Total fees financed by lender exceed permitted threshold. Late charge exceeds max of X% of amount past due.				Reviewer Comment (2022-01-25): Not required on business purpose (REDACTED)s.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731759	(Redacted)			24482814			Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note Error: Note grace period days less than minimum per state		Total fees financed by lender exceed permitted threshold. Late charge exceeds max of grace period of XX days.				Reviewer Comment (2022-01-25): Not required on business purpose (REDACTED)s.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731759	(Redacted)			24501050			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) = XX.XXX. (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED) = XX.XX months' (REDACTED) (REDACTED).	Owner,Originator	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED)s provided Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731759	(Redacted)			24501064			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.		Missing the acquisition date and amount.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED)nd Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) = XX.XXX.  (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.  (REDACTED) (REDACTED) = XX.XX months' (REDACTED) (REDACTED).

(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) = XX.XXX.  (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.  (REDACTED) (REDACTED) = XX.XX months' (REDACTED) (REDACTED).
																Aggregator,Owner Owner,Originator	Reviewer Comment (2022-03-17): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X = XX.XX%. X History = XXX "as agreed" payments made. X(REDACTED) = XX.XX months' (REDACTED) (REDACTED). Client elects to downgrade and waive. Seller Comment (2022-03-15): X.XXXXX X exception. Property acquired X/XX/XXXX for XXXX,XXX.XX. New (REDACTED) XXXX,XXX.XX. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X = XX.XX%. X History = XXX "as agreed" payments made. X(REDACTED) = XX.XX months' (REDACTED) (REDACTED).			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731760	(Redacted)			24482321			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for both (REDACTED).				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background checks on each (REDACTED) attached	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731760	(Redacted)			24503410			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") and for each individual and (REDACTED), "All" is unacceptable.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is dated after Note date. (REDACTED) (REDACTED) = XXX, (REDACTED) = X.XX. XXX.XX months' (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) for borrowing X provided Seller Comment (2022-02-15): (REDACTED) for (REDACTED) provided. Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731760	(Redacted)			24503488			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) for the borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is dated after Note date. (REDACTED) (REDACTED) = XXX, (REDACTED) = X.XX. XXX.XX months' (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XX and (REDACTED) is dated XX/XX/XX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731760	(Redacted)			24805119			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED) and costs, used (REDACTED)(REDACTED) price of XXXk and XXXk documented costs of improvements from application	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is dated after Note date. (REDACTED) (REDACTED) = XXX, (REDACTED) = X.XX. XXX.XX months' (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-11): (REDACTED) (REDACTED) = XXX,  DSCR = X.XX.  XXX.XX months' (REDACTED) (REDACTED). Client elects to downgrade and waive.

Reviewer Comment (2022-03-11): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Reviewer Comment (2022-03-11): XX/XX/XXXX Client to review and approve (REDACTED) factors to waive. Note: Updated X is XX.XX% (vs m(REDACTED) of XX%) due to addition of closing costs to (REDACTED)lculations.

Seller Comment (2022-03-11): X.XXXXX X exception. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX,  DSCR = X,XX.  XXX.XX months' (REDACTED) (REDACTED).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731761	(Redacted)			24483407			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	The (REDACTED)'s (REDACTED) provided is dated more than XX days prior to note date.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XX (REDACTED) made, XxXX > XX months. (REDACTED) (REDACTED) (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XX (REDACTED) made, XxXX > XX months. (REDACTED) (REDACTED).	Aggregator,Owner Originator,Owner	Reviewer Comment (2022-03-17): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XX payments made, XxXX > XX months. (REDACTED)d X. Client elects to downgrade and waive. Seller Comment (2022-03-16): (REDACTED) report is XXX days old. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XX payments made, XxXX > XX months.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731761	(Redacted)			24483615			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing background check for both the (REDACTED).				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): There is one (REDACTED) on this (REDACTED) - the background check is attached hereto.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731761	(Redacted)			24483671			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED)X for the borrowing (REDACTED).
Reviewer Comment (2022-03-17): (REDACTED) member, disregarded X. Exception cleared.

Reviewer Comment (2022-03-16): (REDACTED) member, disregarded X. Exception cleared.

Seller Comment (2022-03-16): (REDACTED) Member (REDACTED) using personal (REDACTED) as t(REDACTED) ID number.  Copy of (REDACTED) (REDACTED)rd uploaded.

Reviewer Comment (2022-03-14): Please provide the W-X for borrowing X or Verifi(REDACTED)tion of (REDACTED) through (REDACTED), Exception remains.

Seller Comment (2022-03-11): (REDACTED) Member (REDACTED).  Evide(REDACTED)e of (REDACTED) uploaded.

Reviewer Comment (2022-02-08): XX/XX/XXXX (REDACTED)ssing W-X for borrowing X or Verifi(REDACTED)tion of (REDACTED) through (REDACTED).
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731761	(Redacted)			24483684			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) for the (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XX (REDACTED) made, XxXX > XX months. (REDACTED) (REDACTED).	Originator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED)s provided. Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731761	(Redacted)			24483698			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided						Reviewer Comment (2022-03-17): Exception cleared. Seller Comment (2022-03-16): (REDACTED) Member (REDACTED) using personal (REDACTED) as t(REDACTED) ID number. Copy of (REDACTED) (REDACTED)rd uploaded. Reviewer Comment (2022-03-14): Please provide the (REDACTED) ((REDACTED)), Exception remains. Seller Comment (2022-03-11): (REDACTED) Member (REDACTED). Evide(REDACTED)e of (REDACTED) uploaded. Reviewer Comment (2022-02-17): (REDACTED) not provided. Seller Comment (2022-02-17): (REDACTED) provided	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731761	(Redacted)			24483924			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	(REDACTED) of XX.XX% exceeds max required per guidelines of XX.XX% on Rate and Term refi.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XX (REDACTED) made, XxXX > XX months. (REDACTED) (REDACTED) (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XX (REDACTED) made, XxXX > XX months. (REDACTED) (REDACTED).	Aggregator,Owner Originator,Owner	Reviewer Comment (2022-03-17): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XX payments made, XxXX > XX months. (REDACTED)d X. Client elects to downgrade and waive. Seller Comment (2022-03-16): X% X exception. XX% rate/term refina(REDACTED)e. Borrower required to bring XXX,XXX.XX Xto close. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XX payments made, XxXX > XX months.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731761	(Redacted)			24483947			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	No sufficient (REDACTED) available to cover X months of (REDACTED) required per guidelines, requires minimum of (REDACTED) months of payments and an additional (REDACTED) months for any (REDACTED) within X% of the published maximum (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XX (REDACTED) made, XxXX > XX months. (REDACTED) (REDACTED) (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XX (REDACTED) made, XxXX > XX months. (REDACTED) (REDACTED).	Aggregator,Owner Originator,Owner	Reviewer Comment (2022-03-17): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XX payments made, XxXX > XX months. (REDACTED)d X. Client elects to downgrade and waive. Seller Comment (2022-03-16): Short X.XX months' verified (REDACTED) (REDACTED). XX% rate/term refina(REDACTED)e. Borrower required to bring XXX,XXX.XX Xto close. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XX payments made, XxXX > XX months.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731761	(Redacted)			24805142			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED) and costs, used (REDACTED)(REDACTED) price of XXX,XXX from appraisal, and XXXk documented costs of improvements from application	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XX (REDACTED) made, XxXX > XX months. (REDACTED) (REDACTED) (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) (REDACTED) = XX (REDACTED) made, XxXX > XX months. (REDACTED) (REDACTED).	Aggregator,Owner Originator,Owner	Reviewer Comment (2022-03-17): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XX payments made, XxXX > XX months. (REDACTED)d X. Client elects to downgrade and waive. Seller Comment (2022-03-16): X.XXXXX X exception. XX% rate/term refina(REDACTED)e. Borrower required to bring XXX,XXX.XX Xto close. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XX payments made, XxXX > XX months.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731762	(Redacted)			24483497			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing Background Check for (REDACTED) (REDACTED)(REDACTED) (REDACTED). Required per guideline				Reviewer Comment (2022-03-14): Received Fraud report he(REDACTED)e exception cleared. Seller Comment (2022-03-11): Background Check uploaded. Reviewer Comment (2022-02-15): Background check not uploaded. Exception remains. Seller Comment (2022-02-14): Background check attached.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731762	(Redacted)			24483961			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		The file was missing a copy of the (REDACTED) for the (REDACTED) (REDACTED)(REDACTED) (REDACTED).				Reviewer Comment (2022-03-14): Received (REDACTED) report he(REDACTED)e exception cleared. Seller Comment (2022-03-11): (REDACTED) Report uploaded	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731762	(Redacted)			24503731			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) Report for (REDACTED) (REDACTED)(REDACTED) (REDACTED). We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") . with the actual names listed.	Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED)s provided. Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731762	(Redacted)			24503737			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED)	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XX and (REDACTED) is dated XX/XX/XX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731762	(Redacted)			24503780			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.		The file was missing a copy of the (REDACTED) for the (REDACTED) (REDACTED)(REDACTED) (REDACTED).				Reviewer Comment (2022-03-14): XX/XX/XXXX (REDACTED) report meets (REDACTED) requirements. Seller Comment (2022-03-11): (REDACTED) Report uploaded. (REDACTED)d (REDACTED) = XXX.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731763	(Redacted)			24486121			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of (REDACTED) does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) (REDACTED).	(REDACTED) requirement not met. A minimum of (REDACTED) months of payments plus Add an additional (REDACTED) months for any (REDACTED) within X% of the published maximum.	Borrower's Experience/Track Record	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. (REDACTED) is dated after Note date. The subject is a (REDACTED)(REDACTED) transaction, borrower invested XXXX,XXX.XX in the transaction. (REDACTED) (REDACTED) of XXX. The property will be (REDACTED) (REDACTED) (REDACTED). (REDACTED) (REDACTED) of the (REDACTED) is XXX, in excess of the XXX required. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units and with XX years of (REDACTED).. Client elects to downgrade and waive.	Owner,Aggregator
Reviewer Comment (2022-03-30): The subject is a (REDACTED) transaction, borrower in(REDACTED) XXXX,XXX.XX in the transaction.   (REDACTED) (REDACTED) of XXX.  The property will be (REDACTED). Client elects to downgrade and waive.

Reviewer Comment (2022-03-29): Client to review.

Seller Comment (2022-03-28): The exception presented by the Lender is to allow the X.XX DSCR exception for the subject transaction. A X.XX DSCR exception is supported.   The subject is a (REDACTED) transaction, borrower in(REDACTED) XXXX,XXX.XX in the transaction.   (REDACTED) (REDACTED) of XXX exceeds the XXX guideline requirement.  The property will be (REDACTED).  Per the appraisal: "This is a strong mar(REDACTED)t, (REDACTED)ial de(REDACTED)d is good, apartment occupa(REDACTED)ies remain on the (REDACTED)d to high XX%".   Existing (REDACTED)s rents total XX,XXX but mar(REDACTED)t rent is XX,XXX.   DSCR shortfall should resolve as leases are renewed or renegotiated.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731763	(Redacted)			24486122			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Reserve requirement not met.	Borrower's Experience/Track Record	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. (REDACTED) is dated after Note date. The subject is a (REDACTED)(REDACTED) transaction, borrower invested XXXX,XXX.XX in the transaction. (REDACTED) (REDACTED) of XXX. The property will be (REDACTED) (REDACTED) (REDACTED). (REDACTED) (REDACTED) of the (REDACTED) is XXX, in excess of the XXX required. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units and with XX years of (REDACTED).. Client elects to downgrade and waive.	Owner,Aggregator
Reviewer Comment (2022-04-01): (REDACTED) (REDACTED) of the (REDACTED) is XXX, in excess of the XXX required. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units and with XX years of (REDACTED).

Seller Comment (2022-03-30): The exception presented by the Lender is to allow the assets as presented for the transaction. The subject (REDACTED) is a (REDACTED) transaction whereby the borrower in(REDACTED) XXXX,XXX.XX at closing. The personal asset statements from (REDACTED) reflect XXXX,XXX.XX in assets in one of the Xs which is sufficient for closing and (REDACTED) for the transaction. (REDACTED) is a member of the borrowing X and has provided personal assets for the transaction. There is nothing in the guidelines that prohibits the use of funds from a member of the (REDACTED). However, given the overall merits of the file, consideration of an exception would be reasonable. The (REDACTED) (REDACTED) (REDACTED) of the (REDACTED) is XXX, in excess of the XXX required. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units and with XX years of (REDACTED).

Reviewer Comment (2022-03-29): Assets are from the members personal X. Need LOE from member (non (REDACTED)) it's okay to use his assets for this transaction. Exception remains.

Seller Comment (2022-03-28): X (REDACTED) statement bala(REDACTED)e of XX,XXX.XX.  In addition,  (REDACTED), member of the (REDACTED) provided Personal (REDACTED) statements with a bala(REDACTED)e of XXXX,XXX.XX as of XX/XX/XX.  The bala(REDACTED)e is sufficient to cover the Xto  close and reserve requirements; the statements (REDACTED) been uploaded to Clarity..
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731763	(Redacted)			24486141			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Fraud report not provided for both (REDACTED) (REDACTED).				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check for (REDACTED), the (REDACTED) (REDACTED) on the (REDACTED) is attached.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731763	(Redacted)			24505560			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing for executed (REDACTED) for borrowing (REDACTED).	Borrower's Experience/Track Record	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. (REDACTED) is dated after Note date. The subject is a (REDACTED)(REDACTED) transaction, borrower invested XXXX,XXX.XX in the transaction. (REDACTED) (REDACTED) of XXX. The property will be (REDACTED) (REDACTED) (REDACTED). (REDACTED) (REDACTED) of the (REDACTED) is XXX, in excess of the XXX required. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units and with XX years of (REDACTED).. Client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731763	(Redacted)			24505586			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)"). with the actual names listed. Need for all (REDACTED).	Borrower's Experience/Track Record	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. (REDACTED) is dated after Note date. The subject is a (REDACTED)(REDACTED) transaction, borrower invested XXXX,XXX.XX in the transaction. (REDACTED) (REDACTED) of XXX. The property will be (REDACTED) (REDACTED) (REDACTED). (REDACTED) (REDACTED) of the (REDACTED) is XXX, in excess of the XXX required. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units and with XX years of (REDACTED).. Client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) for borrowing X provided, no (REDACTED) listing for (REDACTED) in background report. Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731764	(Redacted)			24485659			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		For (REDACTED)'s Background Checks are missing but required as per guidelines.				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check attached	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731764	(Redacted)			24485665			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) Background Checks are missing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") with the actual names listed.	Borrower's Experience/Track Record
(REDACTED) is dated after Note date. The (REDACTED) (REDACTED) (REDACTED) for the (REDACTED) is XXX. The (REDACTED) is X.XX. The (REDACTED) (REDACTED) reflects (REDACTED) (REDACTED) (REDACTED) made in the amount of XXX  and all as agreed. The property will be (REDACTED)-(REDACTED) (REDACTED) by a (REDACTED) (REDACTED) (REDACTED) (REDACTED) with XX years of (REDACTED) and (REDACTED) (REDACTED) XXX units. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing. Client elects to downgrade and waive.
																Owner,Aggregator	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) for borrowing X provided, no (REDACTED) listing in background report. Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731764	(Redacted)			24486036			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED)nd (REDACTED) is dated (REDACTED)nd Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.  (REDACTED) (REDACTED) (REDACTED) with XX years (REDACTED) and XXX units (REDACTED). The (REDACTED) (REDACTED) (REDACTED) for the (REDACTED) is XXX. The (REDACTED) is X.XX. The (REDACTED) (REDACTED) reflects (REDACTED) (REDACTED) (REDACTED) made in the amount of XXX  and all as agreed. The property will be (REDACTED)-(REDACTED) (REDACTED) by a (REDACTED) (REDACTED) (REDACTED) (REDACTED) with XX years of (REDACTED) and (REDACTED) (REDACTED) XXX units. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing.
																Owner,Aggregator	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XX and (REDACTED) is dated XX/XX/XX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731764	(Redacted)			24504907			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.
Unable to use total (REDACTED) due to an unsourced deposit made in (REDACTED) (REDACTED) #XXX-X on XX-XX-XX for XXX,XXX.XX. Per guides: Documentation used to verify liquidity must be dated within XX days of the (REDACTED) origination date. When (REDACTED) (REDACTED) are used, large deposits must be evaluated. Large deposits are defined as any single deposit that represents more than XX% of the monthly (REDACTED)rage deposit balance. Per guides Add an additional (REDACTED) months for any (REDACTED) within X% of the published maximum (REDACTED); OR XX months (REDACTED) payments (REDACTED)d at close.
																	Reviewer Comment (2022-03-17): XX/XX/XXXX Based on updated gu(REDACTED)(REDACTED)e. (REDACTED)n now use X for (REDACTED) if other assets in file. Other assets confirmed. Meets requirements. Seller Comment (2022-03-16): Short X.XX months' (REDACTED) (REDACTED) (XX,XXX.XX). XX% X refina(REDACTED)e with the HUD showing the borrower receiving XXX,XXX.XX at close. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X History = XXX "as agreed" payments made. (REDACTED) with XX years (REDACTED) and XXX units (REDACTED)aged.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731764	(Redacted)			24511644			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).		The qualifying DSCR on the loan is greater than the guideline minimum.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED)nd (REDACTED) is dated (REDACTED)nd Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.  (REDACTED) (REDACTED) (REDACTED) with XX years (REDACTED) and XXX units (REDACTED). The (REDACTED) (REDACTED) (REDACTED) for the (REDACTED) is XXX. The (REDACTED) is X.XX. The (REDACTED) (REDACTED) reflects (REDACTED) (REDACTED) (REDACTED) made in the amount of XXX  and all as agreed. The property will be (REDACTED)-(REDACTED) (REDACTED) by a (REDACTED) (REDACTED) (REDACTED) (REDACTED) with XX years of (REDACTED) and (REDACTED) (REDACTED) XXX units. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing.
																Owner,Aggregator
Reviewer Comment (2022-03-17): (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as agreed" payments made.  (REDACTED) with XX years (REDACTED) and XXX units (REDACTED)aged. Client elects to downgrade and waive.

Reviewer Comment (2022-03-17): XX/XX/XXXX Client to review (REDACTED) factors to waive.

Seller Comment (2022-03-16): X% X exception.  XX% X refina(REDACTED)e with the HUD showing the borrower receiving XXX,XXX.XX at close.  (REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as agreed" payments made.  (REDACTED) with XX years (REDACTED) and XXX units (REDACTED)aged.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731764	(Redacted)			24511650			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Missing for (REDACTED). Per guides: All (REDACTED) of the (REDACTED) with XX% or more (REDACTED) interest must (REDACTED) the (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED)nd (REDACTED) is dated (REDACTED)nd Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.  (REDACTED) (REDACTED) (REDACTED) with XX years (REDACTED) and XXX units (REDACTED). The (REDACTED) (REDACTED) (REDACTED) for the (REDACTED) is XXX. The (REDACTED) is X.XX. The (REDACTED) (REDACTED) reflects (REDACTED) (REDACTED) (REDACTED) made in the amount of XXX  and all as agreed. The property will be (REDACTED)-(REDACTED) (REDACTED) by a (REDACTED) (REDACTED) (REDACTED) (REDACTED) with XX years of (REDACTED) and (REDACTED) (REDACTED) XXX units. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing.

(REDACTED) is dated after Note date. The (REDACTED) (REDACTED) (REDACTED) for the (REDACTED) is XXX. The (REDACTED) is X.XX. The (REDACTED) (REDACTED) reflects (REDACTED) (REDACTED) (REDACTED) made in the amount of XXX  and all as agreed. The property will be (REDACTED)-(REDACTED) (REDACTED) by a (REDACTED) (REDACTED) (REDACTED) (REDACTED) with XX years of (REDACTED) and (REDACTED) (REDACTED) XXX units. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing. Client elects to downgrade and waive.

The (REDACTED) (REDACTED) (REDACTED) for the (REDACTED) is XXX. The (REDACTED) is X.XX. The (REDACTED) (REDACTED) reflects (REDACTED) (REDACTED) (REDACTED) made in the amount of XXX  and all as agreed. The property will be (REDACTED)-(REDACTED) (REDACTED) by a (REDACTED) (REDACTED) (REDACTED) (REDACTED) with XX years of (REDACTED) and (REDACTED) (REDACTED) XXX units. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing.
																Owner,Aggregator Owner,Aggregator Aggregator,Owner
Reviewer Comment (2022-04-01): The (REDACTED) (REDACTED) (REDACTED) for the (REDACTED) is XXX. The DSCR is X.XX. The (REDACTED) report reflects X related payments made in the amount of XXX  and all as agreed. The property will be (REDACTED)-party (REDACTED)aged by a (REDACTED) firm with XX years of (REDACTED) and currently (REDACTED)aging XXX units. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing.

Seller Comment (2022-03-30): An exception is requested.  (REDACTED) as XX% (REDACTED) of the (REDACTED) has provided a Guaranty.  The (REDACTED)nority member has not.  A (REDACTED) report for (REDACTED) was obtained and shows a (REDACTED) (REDACTED) of XXX.  A background check on (REDACTED) shows no open (REDACTED) or public record items.  No X history. Consideration of an exception appears reasonable based on the merits of the file. The transaction is a XX% X refina(REDACTED)e. The (REDACTED) (REDACTED) (REDACTED) for the (REDACTED) is XXX. The DSCR is X.XX. The (REDACTED) report reflects X related payments made in the amount of XXX  and all as agreed. The property will be (REDACTED)-party (REDACTED)aged by a (REDACTED) firm with XX years of (REDACTED) and currently (REDACTED)aging XXX units. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing.

Seller Comment (2022-03-28): An exception is requested.  (REDACTED) as XX% (REDACTED) of the (REDACTED) has provided a Guaranty.  The (REDACTED)nority member has not.  A (REDACTED) report for (REDACTED) was obtained and shows a (REDACTED) (REDACTED) of XXX.  A background check on (REDACTED) shows no open (REDACTED) or public record items.  No X history.

Seller Comment (2022-03-16): Guaranty for (REDACTED) requested from Seller.

Seller Comment (2022-03-16): Personal Guaranty uploaded.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731764	(Redacted)			24736508			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing (REDACTED)(REDACTED) HUD, closing costs and documented cost of (REDACTED). (REDACTED) is X.XXXXX	The qualifying DSCR on the loan is greater than the guideline minimum.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED)nd (REDACTED) is dated (REDACTED)nd Note date (REDACTED). Client elects to downgrade and waive. (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made.  (REDACTED) (REDACTED) (REDACTED) with XX years (REDACTED) and XXX units (REDACTED). The (REDACTED) (REDACTED) (REDACTED) for the (REDACTED) is XXX. The (REDACTED) is X.XX. The (REDACTED) (REDACTED) reflects (REDACTED) (REDACTED) (REDACTED) made in the amount of XXX  and all as agreed. The property will be (REDACTED)-(REDACTED) (REDACTED) by a (REDACTED) (REDACTED) (REDACTED) (REDACTED) with XX years of (REDACTED) and (REDACTED) (REDACTED) XXX units. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX resulting in XX.XX months of (REDACTED) (REDACTED) post-closing.
																Owner,Aggregator
Reviewer Comment (2022-03-17): (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as agreed" payments made.  (REDACTED) with XX years (REDACTED) and XXX units (REDACTED)aged. Client elects to downgrade and waive.

Reviewer Comment (2022-03-17): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Reviewer Comment (2022-03-17): XX/XX/XXXX Client to review (REDACTED) factors to waive.

Seller Comment (2022-03-16): X.XXXXX X exception.  XX% X refina(REDACTED)e with the HUD showing the borrower receiving XXX,XXX.XX at close.  (REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as agreed" payments made.  (REDACTED) with XX years (REDACTED) and XXX units (REDACTED)aged.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731765	(Redacted)			24484954			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	Credit is required to be within XX days of the note.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client elects to downgrade and waive. We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated XX/X/XXXX and Note dated (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-11): The subject property will be (REDACTED)(REDACTED)aged by the (REDACTED) who currently owns and (REDACTED)ages X property owned si(REDACTED)e XX/XX/XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX with XX Xs of which X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report is dated XX/XX/XXXX and the Note date is XX/XX/XXXX, a differe(REDACTED)e of X days beyond requirements. XX.X X. Client approves the downgrade and waive.

Seller Comment (2022-03-10): The exception presented by the Lender is to allow the (REDACTED) report that is outside the XX day documentation requirement. The (REDACTED) report is dated XX/XX/XXXX and the Note date is XX/XX/XXXX, a differe(REDACTED)e of X days beyond requirements. The subject transaction is a (REDACTED) whereby the (REDACTED) brought XXXX,XXX.XX to closing from funds verified in the (REDACTED) file. Consideration of an exception is reasonable based on the overall merits of the file. The subject property will be (REDACTED)(REDACTED)aged by the (REDACTED) who currently owns and (REDACTED)ages X property owned si(REDACTED)e XX/XX/XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX with XX Xs of which X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets for (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in X.XXX months (REDACTED) (REDACTED).
																				(Redacted)	2	B			Investment	Purchase		D	B	D	B			A	A			No
216731765	(Redacted)			24486412			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED)	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client elects to downgrade and waive. We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated XX/X/XXXX and Note dated (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-17): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/X/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.

Reviewer Comment (2022-03-17): Client elects to downgrade and waive.

Reviewer Comment (2022-03-15): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/X/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.

Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/X/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.

Seller Comment (2022-01-24): (REDACTED) has conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.
																				(Redacted)	2	B			Investment	Purchase		D	B	D	B			A	A			No
216731765	(Redacted)			24486648			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing Background Check for (REDACTED), (REDACTED) . Required per guideline				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background check for (REDACTED) attached	(Redacted)			1	A			Investment	Purchase		D	B	D	B			A	A			No
216731765	(Redacted)			24486655			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) for (REDACTED).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client elects to downgrade and waive. We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated XX/X/XXXX and Note dated (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) for borrowing X provided, no (REDACTED) listing in background report. Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B			Investment	Purchase		D	B	D	B			A	A			No
216731765	(Redacted)			24487344			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of (REDACTED) does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) (REDACTED).	Minimum (REDACTED) is X.XX.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client elects to downgrade and waive. We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated XX/X/XXXX and Note dated (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-11): The subject property will be (REDACTED)(REDACTED)aged by the (REDACTED) who currently owns and (REDACTED)ages X property owned si(REDACTED)e XX/XX/XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX with XX Xs of which X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report is dated XX/XX/XXXX and the Note date is XX/XX/XXXX, a differe(REDACTED)e of X days beyond requirements. XX.X X. Client approves the downgrade and waive.

Seller Comment (2022-03-10): The exception presented by the Lender is to allow the Debt Service Coverage Ratio (DSCR) below guideline at .XX when the guidelines require X.X. The subject transaction is a (REDACTED) whereby the (REDACTED) brought XXXX,XXX.XX to closing from funds verified in the (REDACTED) file. Consideration of an exception is reasonable based on the overall merits of the file. The subject property will be (REDACTED)(REDACTED)aged by the (REDACTED) who currently owns and (REDACTED)ages X property owned si(REDACTED)e XX/XX/XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX with XX Xs of which X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets for (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in X.XXX months (REDACTED) (REDACTED).
																				(Redacted)	2	B			Investment	Purchase		D	B	D	B			A	A			No
216731765	(Redacted)			24487345			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	The only (REDACTED) in the fil are from (REDACTED) #XXXX.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client elects to downgrade and waive. We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated XX/X/XXXX and Note dated (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-11): The subject property will be (REDACTED)(REDACTED)aged by the (REDACTED) who currently owns and (REDACTED)ages X property owned si(REDACTED)e XX/XX/XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX with XX Xs of which X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report is dated XX/XX/XXXX and the Note date is XX/XX/XXXX, a differe(REDACTED)e of X days beyond requirements. XX.X X. Client approves the downgrade and waive.

Reviewer Comment (2022-03-11): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) months (REDACTED) of X.XX is less than Guideline (REDACTED) months (REDACTED) of X.XX.

Seller Comment (2022-03-10): The exception presented by the Lender is to allow the (REDACTED) (REDACTED) as su(REDACTED)tted for the transaction. The transaction requirements i(REDACTED)luded X months (REDACTED) (REDACTED) post-closing. The file contained X.XXX months of (REDACTED) (REDACTED). The subject transaction is a (REDACTED) whereby the (REDACTED) brought XXXX,XXX.XX to closing from funds verified in the (REDACTED) file. Consideration of an exception is reasonable based on the overall merits of the file. The subject property will be (REDACTED)(REDACTED)aged by the (REDACTED) who currently owns and (REDACTED)ages X property owned si(REDACTED)e XX/XX/XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX with XX Xs of which X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets for (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in X.XXX months (REDACTED) (REDACTED).

Reviewer Comment (2022-02-23): Used XXX% of the assets provided. Xto close is XXXX,XXX.XX + X months (REDACTED) of XXXXX.XX. XXXXX.XX X X = XXX,XXX.XX + XXXX,XXX.XX = XXXX,XXX.XX. Available Xis XXXX,XXX.XX.The EMD of XXXK was used, per HUD but not sourced.

Buyer Comment (2022-02-22): X #XXXX has an ending bala(REDACTED)e of XXXXK on XX/X/XX and XXXXK on XX/X/XX. Xfrom borrower on HUD is XXX,XXX.XX. How was liquid (REDACTED) of XX,XXX.XX deter(REDACTED)ned?
																				(Redacted)	2	B			Investment	Purchase		D	B	D	B			A	A			No
216731766	(Redacted)			24510713			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing for executed (REDACTED) for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units and XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) (REDACTED) that reflects XX (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) reflects XXX (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The file contains (REDACTED) for (REDACTED) in the amount of XXXX,XXX.XX when divided by the (REDACTED) in the amount of XX,XXX.XX results in XXX.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX.. Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-24): (REDACTED) has conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B			Investment	Purchase		D	B	D	B			A	A			No
216731766	(Redacted)			24511603			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for (REDACTED).				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background for (REDACTED) attached.	(Redacted)			1	A			Investment	Purchase		D	B	D	B			A	A			No
216731766	(Redacted)			24511605			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED). Missing for (REDACTED). We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") with the actual names listed.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Originator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) for borrowing X provided Seller Comment (2022-02-15): (REDACTED) for (REDACTED) provided Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B			Investment	Purchase		D	B	D	B			A	A			No
216731766	(Redacted)			24511610			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Missing (REDACTED) can sign on behalf of the (REDACTED).				Reviewer Comment (2022-02-23): Exception cleared. Seller Comment (2022-02-22): Member Consent - Full Authority to (REDACTED)aging Member Reviewer Comment (2022-01-25): Corporate resolution document signed by the authorized signor not provided. Seller Comment (2022-01-24): Please review the articles of organization that i(REDACTED)ludes narrative regarding the authorities for the (REDACTED), etc. Please review to potentially clear this exception.	(Redacted)			1	A			Investment	Purchase		D	B	D	B			A	A			No
216731766	(Redacted)			24511615			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		If (REDACTED) is an existing (REDACTED) on the (REDACTED) that is (REDACTED) transferred to the (REDACTED), Lender must review the (REDACTED) to ensure (REDACTED) is no language in the (REDACTED) that could place the (REDACTED) lien (REDACTED) originated in a lesser lien position, (REDACTED) in file is not in the borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units and XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) (REDACTED) that reflects XX (REDACTED) of which X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) reflects XXX (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The file contains (REDACTED) for (REDACTED) in the amount of XXXX,XXX.XX when divided by the (REDACTED) in the amount of XX,XXX.XX results in XXX.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX.. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-04-01): The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units and XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) report that reflects XX Xs of which X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The report reflects XXX X related payments made, all as agreed. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX when divided by the (REDACTED) in the amount of XX,XXX.XX results in XXX.XX months (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.. Client elects to downgrade and waive.

Seller Comment (2022-03-30): The exception presented by the Lender is to allow the transaction without the updated lease agreement. Consideration of an exception appears reasonable based on the overall merits of the (REDACTED) file. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units and XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) report that reflects XX Xs of which X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The report reflects XXX X related payments made, all as agreed. The file contains assets for (REDACTED) in the amount of XXXX,XXX.XX when divided by the (REDACTED) in the amount of XX,XXX.XX results in XXX.XX months (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Seller Comment (2022-03-18): Lease agreement in file does not reflect landlord ad out borrowing X requested this lease agreement some time ago from (REDACTED) and await same

Reviewer Comment (2022-02-17): per seller comment, reviewing.

Seller Comment (2022-02-16): reviewed/pending
																				(Redacted)	2	B			Investment	Purchase		D	B	D	B			A	A			No
216731767	(Redacted)			24485419			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Missing for XXX (REDACTED). #X.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date. (REDACTED) of X.XX (REDACTED)ing XXX of market (REDACTED) for one (REDACTED) unit, XXX (REDACTED), XX.XX months of (REDACTED). We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) of X.XX (REDACTED)ing XXX of market (REDACTED) for one (REDACTED) unit, XXX (REDACTED), XX.XX months of (REDACTED).	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-16): DSCR of X.XX using XX% of mar(REDACTED)t rent for one (REDACTED) unit, XXX (REDACTED), XX.XX months of (REDACTED). Client elects to downgrade and waive.

Seller Comment (2022-03-14): The lease for XXX S (REDACTED)#X is unavailable but it is clear pursuant to the appraisal that it is a Month to Month for XXXX per month. The mar(REDACTED)t rent assessment shows that the rent would be XXXX. The (REDACTED) (REDACTED) underwritten to XXXX is conservative to mar(REDACTED)t and the lesser of the in place rent or mar(REDACTED)t rent assessment. If underwritten (REDACTED),  it would be to XX% of Mar(REDACTED)t Rent (XXXXxXX% = XXXX) which would i(REDACTED)rease the DSCR that is already X.XX. The underwriting guidelines allow for X unit of a X unit property to be (REDACTED) at the time of refina(REDACTED)e, thus the fact pattern presents reasonable (REDACTED) risk. This coupled with a  XXX (REDACTED) and XX% equity ma(REDACTED)s this exception reasonable.

Reviewer Comment (2022-02-23): leases for all REOs and units are provided except for one unit. (REDACTED)ssing the lease agreement for XXX S (REDACTED)#X.

Seller Comment (2022-02-21): The lease is in the Clarity Image beginning on page page XXX - this lease is for XXX S (REDACTED)as defined in the Propriety section

Reviewer Comment (2022-02-16): XX/XX/XXXX Lease agreement refere(REDACTED)ed in client's comment is for XXX S (REDACTED) Unit X. Exception comment is in refere(REDACTED)e to XXX S (REDACTED) Unit X. Still (REDACTED)ssing lease for XXX. Exception remains.

Seller Comment (2022-02-16): Please see copy of lease agreement in your file, you will notice on Xst Page of the Lease Agreement where it states, lease expires XX/XX/XXXX. Please remove the exception. this (REDACTED)n be lo(REDACTED)ted on page XXX

Seller Comment (2022-02-16): cured lease expires XX/XX/XXXX unit X,cured lease expires XX/XX/XXXX  please see lease agreements found in Clarity (REDACTED) Documents
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731767	(Redacted)			24485592			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) of X.XX (REDACTED)ing XXX of market (REDACTED) for one (REDACTED) unit, XXX (REDACTED), XX.XX months of (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731767	(Redacted)			24485603			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is dated after Note date. (REDACTED) of X.XX (REDACTED)ing XXX of market (REDACTED) for one (REDACTED) unit, XXX (REDACTED), XX.XX months of (REDACTED).	Aggregator,Owner	Reviewer Comment (2022-02-16): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): Provided for borrowing X, background report for (REDACTED) shows no (REDACTED) listing Reviewer Comment (2022-02-08): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731767	(Redacted)			24485652			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for the (REDACTED).				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background Check provided.	(Redacted)			1	A			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731767	(Redacted)			24805160			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED) and costs, used (REDACTED)(REDACTED) price of XXXXk and XXXXk documented costs of improvements provided on application	Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	(REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) XXX. XX.XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED) (REDACTED) with X years (REDACTED) and XXX units (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-03-10): (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X XX%.  XX.XX months' (REDACTED) (REDACTED). X History = XXX "as agreed" payments made. (REDACTED) with X years (REDACTED) and XXX units (REDACTED)aged. Client elects to downgrade and waive.

Seller Comment (2022-03-09): X.XXXXX X exception. XX% X refina(REDACTED)e.  (REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X XX%.  XX.XX months' (REDACTED) (REDACTED). X History = XXX "as agreed" payments made. (REDACTED) with X years (REDACTED) and XXX units (REDACTED)aged.

Reviewer Comment (2022-02-23): Per seller comment, reviewing.

Seller Comment (2022-02-21): reviewed /pending
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731769	(Redacted)			24456902			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	-	Most recent valuations are dated XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX which is before (REDACTED) (REDACTED) date. Unable to determine if properties were affected by (REDACTED).				Reviewer Comment (2022-02-09): XX/XX/XXXX Cleared only for X (REDACTED). Other properties still (REDACTED)ssing PDI. Reviewer Comment (2022-01-28): Received Post disaster inspection report for subject property. Please provide post disaster inspection report for 'XX (REDACTED) (REDACTED), (REDACTED), (REDACTED) XXXXX' and 'XXX (REDACTED), (REDACTED), (REDACTED) XXXXX'. Exception remains. Buyer Comment (2022-01-27): Disaster Inspection	(Redacted)			1	A			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731769	(Redacted)			24457365			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing the background check for (REDACTED).				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background Check provided.	(Redacted)			1	A			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731769	(Redacted)			24457401			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED)X for the borrowing (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) = XX.XXX. (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED). Understood on the RA ask, they've already asked (REDACTED) about them on (REDACTED) pool. If I read the last sentence correctly, (REDACTED) can be waived down with (REDACTED) based comp factors? If so, : X.XX (REDACTED), XXX (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731769	(Redacted)			24457409			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing the (REDACTED) check for the (REDACTED).	Borrower's Experience/Track Record	(REDACTED) is dated after Note date. (REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. (REDACTED) = XX.XXX. (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED). Understood on the RA ask, they've already asked (REDACTED) about them on (REDACTED) pool. If I read the last sentence correctly, (REDACTED) can be waived down with (REDACTED) based comp factors? If so, : X.XX (REDACTED), XXX (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): Provided for borrowing X, background report for (REDACTED) shows no (REDACTED) listing Reviewer Comment (2022-02-15): Received on (REDACTED), (REDACTED)ssing on borrowing X. Reviewer Comment (2022-02-09): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731769	(Redacted)			24465349			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The sum of the allocated (REDACTED) amount on the (REDACTED) agreement is XXXX,XXX.XX which is less than the original (REDACTED) amount of XXXX,XXX.XX.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) = XX.XXX.  (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED). Understood on the RA ask, they've already asked (REDACTED) about them on (REDACTED) pool. If I read the last sentence correctly, (REDACTED) can be waived down with (REDACTED) based comp factors? If so, : X.XX (REDACTED), XXX (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.

(REDACTED) is dated after Note date. (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) = XX.XXX.  (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED). Understood on the RA ask, they've already asked (REDACTED) about them on (REDACTED) pool. If I read the last sentence correctly, (REDACTED) can be waived down with (REDACTED) based comp factors? If so, : X.XX (REDACTED), XXX (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.
																Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-29): Understood on the RA ask, they've already as(REDACTED)d us about them on this pool. If I read the last sente(REDACTED)e correctly, this (REDACTED)n be waived down with (REDACTED) based (REDACTED) factors? If so, : X.XX DSCR, XXX (REDACTED), (REDACTED)d X.

Seller Comment (2022-03-28): Lender requests the following consideration to clear this exception:  Please re-exa(REDACTED)ne the document.   The addendum to the (REDACTED) Agreement details the requirements to be met if the Borrower is seeking a release of one or more of the properties prior to the full pay off of the (REDACTED).   The allo(REDACTED)ted (REDACTED) amounts for each individual property do not (REDACTED) to total to the full (REDACTED) amount.  Per Paragraph XX (a) of the (REDACTED) Agreement, prior to a Partial Release, the Borrower must (REDACTED) paid to the Lender the lesser of (i) XXX% of the allo(REDACTED)ted (REDACTED) amount or (ii) the total outstanding pri(REDACTED)ipal of the (REDACTED).    The XXX% is shown as the "Release Price" on the Exhibit A refere(REDACTED)ed.  Please remove this condition.

Reviewer Comment (2022-03-21): XX/XX/XXXX (REDACTED) amounts provided under "allo(REDACTED)ted (REDACTED) amount" on exhibit A do not add up to the total (REDACTED) amount, Please provide correct Exhibit A and proof that the correct exhibit was recorded with the X. Exception remains.

Seller Comment (2022-03-17): Please re-exa(REDACTED)ne the document.   The addendum to the (REDACTED) Agreement details the requirements to be met if the Borrower is seeking a release of one or more of the properties prior to the full pay off of the (REDACTED).   The allo(REDACTED)ted (REDACTED) amounts for rach individual property do not (REDACTED) to total to the full (REDACTED) amount.  Per Paragraph XX (a) of the (REDACTED) Agreement, prior to a Partial Release, the Borrower must (REDACTED) paid to the Lender the lesser of (i) XXX% of the allo(REDACTED)ted (REDACTED) amount or (ii) the total outstanding pri(REDACTED)ipal of the (REDACTED).    The XXX% is shown as the "Release Price" on the Exhibit A refere(REDACTED)ed.  Please remove this condition.
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731769	(Redacted)			24486020			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		(REDACTED) for REO, XXX (REDACTED)., expires less than X months from the note date. Provide renewed (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) = XX.XXX.  (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED). Understood on the RA ask, they've already asked (REDACTED) about them on (REDACTED) pool. If I read the last sentence correctly, (REDACTED) can be waived down with (REDACTED) based comp factors? If so, : X.XX (REDACTED), XXX (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.

(REDACTED) is dated after Note date. (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) = XX.XXX.  (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED). Understood on the RA ask, they've already asked (REDACTED) about them on (REDACTED) pool. If I read the last sentence correctly, (REDACTED) can be waived down with (REDACTED) based comp factors? If so, : X.XX (REDACTED), XXX (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.
																Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-30): X.XX DSCR, XXX (REDACTED), (REDACTED)d X, client elects to downgrade and waive.

Seller Comment (2022-03-21): Although lease expires within XX days of the note.  Under the laws of the State of (REDACTED) a lease (REDACTED)mati(REDACTED)lly ro(REDACTED) to a month-to-month tena(REDACTED)y upon exp(REDACTED)tion.   A formal extension is not required.

Reviewer Comment (2022-03-18): XX/XX/XXXX Lease has a ter(REDACTED)nation date at the top. Section XX indi(REDACTED)tes on the ter(REDACTED)nation date, (REDACTED) shall deliver the pr(REDACTED)ses to the landlord (REDACTED) and in good condition and broom clean, etc. This lease does not provide wording regarding (REDACTED) hold over or month to month but with a ter(REDACTED)nation date and set definition of va(REDACTED)ting property at end date. (REDACTED)n not use appraisal to verify property is still rented as the lease expires after the appraisal date. Need verifi(REDACTED)tion it was extended. Exception remains.

Seller Comment (2022-03-17): All leases must (REDACTED)ly with appli(REDACTED)ble law.  Under the laws of the State of (REDACTED) a lease (REDACTED)mati(REDACTED)lly ro(REDACTED) to a month-to-month tena(REDACTED)y upon exp(REDACTED)tion.   A formal extension is not required.

Reviewer Comment (2022-02-17): XX/XX/XXXX Awaiting doc.

Seller Comment (2022-02-16): reviewed/pending
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731769	(Redacted)			24739886			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	-	Updated Exception XX/XX/XXXX - PDI received for X (REDACTED). Still missing Post (REDACTED) Inspection Report for XX (REDACTED) (REDACTED) and XXX (REDACTED) dated after XX/XX/XXXX. The (REDACTED) is located in a (REDACTED) (REDACTED) area. Provide a post-(REDACTED) inspection verifying (REDACTED) was no damage. The inspection must (REDACTED) exterior photos.				Reviewer Comment (2022-02-15): exception cleared Buyer Comment (2022-02-14): Disaster Inspections	(Redacted)			1	A			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731769	(Redacted)			24805327			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Per HUDs, used combined prior (REDACTED)(REDACTED) prices of XXXk, XXXXk, and XXXX,XXX along with prior closing costs of XXX,XXX.XX, and XXXK in (REDACTED) per application	The representative FICO score exceeds the guideline minimum by at least 40 points. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's Experience/Track Record
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) = XX.XXX.  (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED). Understood on the RA ask, they've already asked (REDACTED) about them on (REDACTED) pool. If I read the last sentence correctly, (REDACTED) can be waived down with (REDACTED) based comp factors? If so, : X.XX (REDACTED), XXX (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.

(REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) = XX.XXX.  (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED)

(REDACTED) is dated after Note date. (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) = XX.XXX.  (REDACTED) (REDACTED) = XXX "as agreed" (REDACTED) made. (REDACTED) (REDACTED). Understood on the RA ask, they've already asked (REDACTED) about them on (REDACTED) pool. If I read the last sentence correctly, (REDACTED) can be waived down with (REDACTED) based comp factors? If so, : X.XX (REDACTED), XXX (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.
																Aggregator,Owner Aggregator,Owner Owner,Aggregator	Reviewer Comment (2022-03-22): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X = XX.XX%. X History = XXX "as agreed" payments made. (REDACTED)d X. Client elects to downgrade and waive. Seller Comment (2022-03-21): X.XXXXX X exception. X-property blan(REDACTED)t (REDACTED), rate/term refina(REDACTED)e. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X = XX.XX%. X History = XXX "as agreed" payments made.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731772	(Redacted)			24471529			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED)X for the borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) of X.XX (REDACTED)ing XXX market (REDACTED) for (REDACTED) unit, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731772	(Redacted)			24471936			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) for the (REDACTED), (REDACTED)..	The representative FICO score exceeds the guideline minimum by at least 40 points.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XXX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which zero (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back XX/XXXX.  Additionally, we have a (REDACTED) rating of X.XX..  (REDACTED) of X.XX (REDACTED)ing XXX market (REDACTED) for (REDACTED) unit, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED)s provided Reviewer Comment (2022-02-09): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731772	(Redacted)			24472441			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing background check for the (REDACTED), (REDACTED).				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background Check provided.	(Redacted)			1	A			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731772	(Redacted)			24489945			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		(REDACTED) for REOs, XXXX (REDACTED). and XXX (REDACTED) (REDACTED)., are expired. provide renewed (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XXX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which zero (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back XX/XXXX.  Additionally, we have a (REDACTED) rating of X.XX..  (REDACTED) of X.XX (REDACTED)ing XXX market (REDACTED) for (REDACTED) unit, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.

We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). (REDACTED) of X.XX (REDACTED)ing XXX market (REDACTED) for (REDACTED) unit, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.
																Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-17): DSCR of X.XX using XX% mar(REDACTED)t rent for (REDACTED) unit, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-17): Refere(REDACTED)e to lease dated XX/XX/XXXX impact "all other lease terms" and do not impact the payment or ti(REDACTED)ng as stated on the lease provided for XXXX Lawton La(REDACTED). With lease agreements in place for all properties, a DSCR of X.XX and (REDACTED) of XXXX,XXX representing greater than XX months of (REDACTED). We feel it is reasonable to waive the  request for the ori(REDACTED)l lease on XXXX Lawton La(REDACTED).

Reviewer Comment (2022-03-15): XX/XX/XXXX Lease for XXXX (REDACTED) (REDACTED) has month to month verbiage regarding lease extension. Lease for XXXX (REDACTED) is a lease extension (REDACTED) from X/X/XXXX to X/XX/XXXX and refers to a previous lease for reverting back to "all other" lease terms. Previous lease for (REDACTED) not provided. Need renewal or copy of previous lease with month to month verbiage. Exception remains.

Seller Comment (2022-03-14): Please review the leases, on page X of the lease agreement is the (REDACTED) renewal language. If neither the (REDACTED) or the landlord notify the other within XX days of the lease exp(REDACTED)tion, the lease (REDACTED)mati(REDACTED)lly renews to a month to month agreement. Please remove this exception.

Reviewer Comment (2022-02-17): per seller comment, reviewing.

Seller Comment (2022-02-16): reviewed/pending
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731772	(Redacted)			24805597			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED) and costs, used combined prior (REDACTED)(REDACTED) prices from appraisal of XXXXk, no documented costs of improvements provided	The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XXX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which zero (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back XX/XXXX.  Additionally, we have a (REDACTED) rating of X.XX..  (REDACTED) of X.XX (REDACTED)ing XXX market (REDACTED) for (REDACTED) unit, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.

(REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X is a (REDACTED) and X is an (REDACTED) (REDACTED). (REDACTED) are XXX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED) of which zero (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back XX/XXXX.  Additionally, we have a (REDACTED) rating of X.XX
																Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-16): (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X is an X (REDACTED). There are XXX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XXXX.  Additionally, we (REDACTED) a DSCR rating of X.XX. Client elects to downgrade and waive.

Reviewer Comment (2022-03-15): XX/XX/XXXX Client to review and approve (REDACTED) factors.

Seller Comment (2022-03-14): The (REDACTED)lculated (REDACTED) to cost of X.XXXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline X should be m(REDACTED)imum .XX. The purpose of the subject transaction is a X refina(REDACTED)e of an (REDACTED) property.  There is no documentation of improvements to reduce the X in this (REDACTED)se. Comments on the appraisal report outline that the (REDACTED)chen has been updated within the last X to XX years with newer (REDACTED)binets, counters and fixtures. The bath has been updated within the same timeline. An exception could be considered based on the other file attributes. There are (REDACTED) (REDACTED) on the transaction. George has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X is a X and X is an X (REDACTED). There are XXX X payments listed on the (REDACTED) bureau of which zero late payments. The (REDACTED) has (REDACTED) dating back XX/XXXX.  Additionally, we (REDACTED) a DSCR rating of X.XX
																				(Redacted)	2	B			Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731773	(Redacted)			24456615			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing Executed (REDACTED)X for both Borrowing (REDACTED) and (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID DXXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID DXXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B			Investment	Purchase		D	B	D	B			A	A			No
216731773	(Redacted)			24473386			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for the (REDACTED).				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background Report provided.	(Redacted)			1	A			Investment	Purchase		D	B	D	B			A	A			No
216731773	(Redacted)			24473398			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for (REDACTED).	Borrower's Experience/Track Record	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) for borrowing X provided Seller Comment (2022-02-15): (REDACTED) for (REDACTED) provided Reviewer Comment (2022-02-09): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.			(Redacted)	2	B			Investment	Purchase		D	B	D	B			A	A			No
216731775	(Redacted)			24464930			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	A (REDACTED) of XX% requires a XXX minimum (REDACTED) and the maximum (REDACTED) is XX% due to the (REDACTED)'s (REDACTED) falling between XXX-XXX.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID DXXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX (REDACTED) including X (REDACTED) and X (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX-XX-XXXX. The (REDACTED) (REDACTED) reflects XXX successful (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The file contains XXX,XXX.XX of (REDACTED) for (REDACTED) when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) post-closing (REDACTED).  The subject (REDACTED) transaction has a (REDACTED) of X.XX.
																Aggregator,Owner
Reviewer Comment (2022-03-17): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs i(REDACTED)luding X Xs and X X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX-XX-XXXX. The (REDACTED) report reflects XXX successful X related payments made, all as agreed. The file contains XXX,XXX.XX of assets for (REDACTED) when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) post-closing (REDACTED).  The subject (REDACTED) transaction has a DSCR of X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-15): The exception presented by the Lender is to allow the (REDACTED) to value (X) as su(REDACTED)tted at XX% when guideline m(REDACTED)imum is XX% for (REDACTED) (REDACTED)s between XXX-XXX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs i(REDACTED)luding X Xs and X X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX-XX-XXXX. The (REDACTED) report reflects XXX successful X related payments made, all as agreed. The file contains XXX,XXX.XX of assets for (REDACTED) when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) post-closing (REDACTED).  The subject (REDACTED) transaction has a DSCR of X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731775	(Redacted)			24483007			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing the (REDACTED) check for the borrowing (REDACTED) and (REDACTED).	Borrower's Experience/Track Record	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): Provided for borrowing X, background report for (REDACTED) shows no (REDACTED) listing Reviewer Comment (2022-02-09): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731775	(Redacted)			24483057			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) for the borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID DXXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX (REDACTED) including X (REDACTED) and X (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX-XX-XXXX. The (REDACTED) (REDACTED) reflects XXX successful (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The file contains XXX,XXX.XX of (REDACTED) for (REDACTED) when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) post-closing (REDACTED).  The subject (REDACTED) transaction has a (REDACTED) of X.XX.
																Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID DXXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731775	(Redacted)			24805661			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED) and costs, used (REDACTED)(REDACTED) price of XXXk from application and XXXXk documented costs of improvements on application	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID DXXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX (REDACTED) including X (REDACTED) and X (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX-XX-XXXX. The (REDACTED) (REDACTED) reflects XXX successful (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The file contains XXX,XXX.XX of (REDACTED) for (REDACTED) when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) post-closing (REDACTED).  The subject (REDACTED) transaction has a (REDACTED) of X.XX.
																Aggregator,Owner
Reviewer Comment (2022-03-17): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs i(REDACTED)luding X Xs and X X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX-XX-XXXX. The (REDACTED) report reflects XXX successful X related payments made, all as agreed. The file contains XXX,XXX.XX of assets for (REDACTED) when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) post-closing (REDACTED).  The subject (REDACTED) transaction has a DSCR of X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-15): The exception presented by the Lender is to allow the X as su(REDACTED)tted for the subject transaction. Although the (REDACTED)lculated X of .XXXXX exceeds the guideline of .XX, consideration of an exception appears reasonable based on the overall merits of the (REDACTED) file. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by XX Xs i(REDACTED)luding X Xs and X X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX-XX-XXXX. The (REDACTED) report reflects XXX successful X related payments made, all as agreed. The file contains XXX,XXX.XX of assets for (REDACTED) when divided by the (REDACTED) of XX,XXX.XX results in XX.XX (REDACTED) post-closing (REDACTED).  The subject (REDACTED) transaction has a DSCR of X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731776	(Redacted)			24510509			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED). Missing for (REDACTED). We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") with the actual names listed.	Borrower's Experience/Track Record	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED)s provided Reviewer Comment (2022-02-09): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731776	(Redacted)			24510525			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing for executed (REDACTED) for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID DXXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID DXXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731777	(Redacted)			24486759			Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Per application, (REDACTED) is a (REDACTED) (REDACTED). No documentation in the file confirming the status.
Reviewer Comment (2022-03-11): Exception cleared.

Seller Comment (2022-03-11): (REDACTED) (REDACTED) (REDACTED)rd has been provided. Although the image has been redacted all pertinent information i(REDACTED)luding an exp(REDACTED)tion date of X/X/XXXX is clearly legible.

Reviewer Comment (2022-03-10): Please provide the Verifi(REDACTED)tion of (REDACTED) (REDACTED) Status, Received (REDACTED) (REDACTED) (REDACTED)rd but image is not there, Exception remains.

Seller Comment (2022-03-08): uploaded the (REDACTED) alien documentation for the (REDACTED) on the (REDACTED). Please clear exception. Thank you.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731777	(Redacted)			24486968			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) for the (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731777	(Redacted)			24487001			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the (REDACTED) and (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Originator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-09): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731778	(Redacted)			24486715			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing Form (REDACTED)X for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Originator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XX and (REDACTED) is dated XX/XX/XX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731778	(Redacted)			24486743			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) for (REDACTED) (REDACTED). We need the (REDACTED) pulled from (REDACTED) (REDACTED) (REDACTED) (REDACTED) ("(REDACTED)") with the actual name listed.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Originator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-09): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731779	(Redacted)			24467602			Compliance	Compliance	State Compliance	State Late Charge	Note Error: Note late charge percentage exceeds maximum per state		Not late charge exceeds state maximum of X%				Reviewer Comment (2022-01-25): Not required on business purpose (REDACTED)s.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731779	(Redacted)			24467632			Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note Error: Note grace period days less than minimum per state		Note grace period days of XX days, exceeds state minimum of XX days.				Reviewer Comment (2022-01-25): Not required on business purpose (REDACTED)s.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731779	(Redacted)			24489127			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) is missing for (REDACTED) (REDACTED).	Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	We have (REDACTED) (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-21): We (REDACTED) (REDACTED) (REDACTED) party letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive.

Seller Comment (2022-03-16): Please find uploaded the (REDACTED) for (REDACTED) (REDACTED). Please clear exception.

Reviewer Comment (2022-03-11): XX/XX/XXXX X on note is (REDACTED) (REDACTED) and (REDACTED) letter provided is for (REDACTED) (REDACTED). These are not the same entities. Exception remains.

Seller Comment (2022-03-11): (REDACTED) (REDACTED) uploaded

Reviewer Comment (2022-02-22): Per seller to ignore previous comment and doc.

Seller Comment (2022-02-17): Ignore previous comment and document. Thank you.

Seller Comment (2022-02-17): (REDACTED) has conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.

Reviewer Comment (2022-01-24): XX/XX/XXXX Reviewed to deter(REDACTED)ne if exception could be waived per client request. (REDACTED) verifi(REDACTED)tion is an email from i(REDACTED)orporate.com. (REDACTED) verifi(REDACTED)tion from (REDACTED) required to further review. Exception remains.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731779	(Redacted)			24489201			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	(REDACTED) provided are from (REDACTED) #XXXX. Minimum (REDACTED) are X months.	Borrower's Experience/Track Record	(REDACTED) is dated after Note date, client elects to downgrade and waive. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX supported by XX (REDACTED) of which XX were (REDACTED) (REDACTED) (REDACTED). The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX units and with X years of (REDACTED). The subject (REDACTED) transaction has a (REDACTED) of X.XX.	Owner,Aggregator
Reviewer Comment (2022-03-17): The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX supported by XX Xs of which XX were X (REDACTED) Xs. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units and with X years of (REDACTED). The subject (REDACTED) transaction has a DSCR of X.XX. Client elects to downgrade and waive.

Reviewer Comment (2022-03-17): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) months (REDACTED) of X.XX is less than Guideline (REDACTED) months (REDACTED) of X.XX.

Seller Comment (2022-03-16): The exception presented by the Lender is to allow the assets as su(REDACTED)tted for the (REDACTED) transaction. The subject transaction appears to be a rate/term refina(REDACTED)e of an (REDACTED) property. The file contains assets in the amount of XX,XXX.XX documented. (REDACTED)'s exception stated that X months (REDACTED) (REDACTED) were required for the transaction due to (REDACTED) level. However, in this insta(REDACTED)e the subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units and with X years of (REDACTED). For this reason, the (REDACTED) requirement should be X months. The assets documented reflext X.XX months (REDACTED) (REDACTED). Consideration of an exception to allow at the current asset level appears reasonable based on the overall merits of the file. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX supported by XX Xs of which XX were X (REDACTED) Xs. The subject (REDACTED) transaction has a DSCR of X.XX.

Reviewer Comment (2022-02-17): XX/XX/XXXX Insufficient assets in file showing only X.XX months (REDACTED). Exception remains.

Seller Comment (2022-02-16): As the property is to be Xrd party (REDACTED)aged only X months of (REDACTED) (REDACTED) are required
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731779	(Redacted)			24499137			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the (REDACTED) and (REDACTED).	Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	We have (REDACTED) (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) provided Reviewer Comment (2022-02-09): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731779	(Redacted)			24741718			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated (REDACTED) using (REDACTED) application of XXK in improvements, missing prior closing costs - (REDACTED) - XX.XX	Borrower's Experience/Track Record	(REDACTED) is dated after Note date, client elects to downgrade and waive. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX supported by XX (REDACTED) of which XX were (REDACTED) (REDACTED) (REDACTED). The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX units and with X years of (REDACTED). The subject (REDACTED) transaction has a (REDACTED) of X.XX.	Owner,Aggregator
Reviewer Comment (2022-03-17): The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX supported by XX Xs of which XX were X (REDACTED) Xs. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units and with X years of (REDACTED). The subject (REDACTED) transaction has a DSCR of X.XX. Client elects to downgrade and waive.

Reviewer Comment (2022-03-17): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Seller Comment (2022-03-16): The exception presented by the Lender is to allow the (REDACTED)lculated X of .XXXXX exceeds the m(REDACTED)imum allowed per guidelines of .XX. Consideration of an exception appears reasonable given the overall merits of the (REDACTED) file. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX supported by XX Xs of which XX were X (REDACTED) Xs. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units and with X years of (REDACTED). The subject (REDACTED) transaction has a DSCR of X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731780	(Redacted)			24460904			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED) for borrowing (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED)nd (REDACTED) is dated XX/X/XX and Note date XX/X/XXXX. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX units with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which XX were (REDACTED). The (REDACTED) on the transaction is X.XX. Borrower also received XXX,XXX.XX (REDACTED) out at closing to go along with X.XX months of (REDACTED) (REDACTED) of X,XXX.XX). Client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XX and (REDACTED) is dated XX/X/XX and Note date XX/X/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731780	(Redacted)			24460906			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided						Reviewer Comment (2022-02-23): Exception cleared. Seller Comment (2022-02-21): Please review the operating agreement, that states that our (REDACTED)) has XX% (REDACTED)ship and the ability to sign on behalf of the borrowing X.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731780	(Redacted)			24462373			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative (REDACTED) score of (REDACTED) is less than Guideline representative (REDACTED) score of (REDACTED).	For (REDACTED)(REDACTED) with an (REDACTED) max of XX%, (REDACTED) range is XXX+.	The qualifying DSCR on the loan is greater than the guideline minimum.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED)nd (REDACTED) is dated XX/X/XX and Note date XX/X/XXXX. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX units with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which XX were (REDACTED). The (REDACTED) on the transaction is X.XX. Borrower also received XXX,XXX.XX (REDACTED) out at closing to go along with X.XX months of (REDACTED) (REDACTED) of X,XXX.XX). Client elects to downgrade and waive.	Owner,Aggregator
Reviewer Comment (2022-03-17): The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which XX were X. The DSCR on the transaction is X.XX. Borrower also received XXX,XXX.XX X at closing to go along with X.XX months of (REDACTED) ((REDACTED) of X,XXX.XX). Client elects to downgrade and waive.

Seller Comment (2022-03-17): The exception presented by the Lender is to allow the X as su(REDACTED)tted. The subject transaction is X refina(REDACTED)e with a (REDACTED) (REDACTED) (REDACTED) of XXX. Guideline requirements for the transaction would (REDACTED)t the X to XX%. The (REDACTED) was su(REDACTED)tted at XX%. Consideration of an exception appears reasonable given the overall merits of the (REDACTED) file. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which XX were X. The DSCR on the transaction is X.XX.

Seller Comment (2022-02-21): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731780	(Redacted)			24474780			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Guides require X months consecutive (REDACTED) within XX days of the note. One month provided.	The qualifying DSCR on the loan is greater than the guideline minimum.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED)nd (REDACTED) is dated XX/X/XX and Note date XX/X/XXXX. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX units with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which XX were (REDACTED). The (REDACTED) on the transaction is X.XX. Borrower also received XXX,XXX.XX (REDACTED) out at closing to go along with X.XX months of (REDACTED) (REDACTED) of X,XXX.XX). Client elects to downgrade and waive.	Owner,Aggregator
Reviewer Comment (2022-03-17): The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which XX were X. The DSCR on the transaction is X.XX. Borrower also received XXX,XXX.XX X at closing to go along with X.XX months of (REDACTED) ((REDACTED) of X,XXX.XX). Client elects to downgrade and waive.

Seller Comment (2022-03-17): The exception presented by the Lender is to allow the asset documentation as su(REDACTED)tted for the (REDACTED). The borrowing X on the transaction is (REDACTED) Properties. There are (REDACTED) Xs in the (REDACTED) documentation. One set of X statements for (REDACTED) (REDACTED) and the other for (REDACTED) Properties. There are (REDACTED) statements for (REDACTED) (REDACTED) (not our borrowing X or (REDACTED)) and one statement for (REDACTED) Properties. The documented funds for the (REDACTED) Properties is XX,XXX.XX. Consideration of an exception appears reasonable given the overall merits of the (REDACTED) file. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which XX were X. The DSCR on the transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731780	(Redacted)			24474797			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	(REDACTED) used are (REDACTED) #XXXX. (REDACTED) #XXXX do not (REDACTED) (REDACTED) in the file.	The qualifying DSCR on the loan is greater than the guideline minimum.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED)nd (REDACTED) is dated XX/X/XX and Note date XX/X/XXXX. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX units with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which XX were (REDACTED). The (REDACTED) on the transaction is X.XX. Borrower also received XXX,XXX.XX (REDACTED) out at closing to go along with X.XX months of (REDACTED) (REDACTED) of X,XXX.XX). Client elects to downgrade and waive.	Owner,Aggregator
Reviewer Comment (2022-03-17): The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which XX were X. The DSCR on the transaction is X.XX. Borrower also received XXX,XXX.XX X at closing to go along with X.XX months of (REDACTED) ((REDACTED) of X,XXX.XX). Client elects to downgrade and waive.

Seller Comment (2022-03-17): The exception presented by the Lender is to allow the assets as documented in the su(REDACTED)ssion file. There are (REDACTED) Xs in the (REDACTED) documentation. One set of X statements for (REDACTED) (REDACTED) and the other for (REDACTED) Properties. There are (REDACTED) statements for (REDACTED) (REDACTED) (not our borrowing X or (REDACTED)) and one statement for (REDACTED) Properties. The documented funds for the (REDACTED) Properties is XX,XXX.XX. It is also important to note that although not typi(REDACTED)lly considered for (REDACTED), the (REDACTED) received XXXX,XXX.XX in Xback at closing, that if considered and divided by the (REDACTED) of XX,XXX.XX resulting in XXX.XX (REDACTED) (REDACTED) post-closing. Consideration of an exception appears reasonable given the overall merits of the (REDACTED) file. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which XX were X. The DSCR on the transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731780	(Redacted)			24805741			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED) and costs, used (REDACTED)(REDACTED) price of XXXX,XXXk from appraisal, and documented costs of improvements provided of XXXk on application	The qualifying DSCR on the loan is greater than the guideline minimum.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED)nd (REDACTED) is dated XX/X/XX and Note date XX/X/XXXX. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX units with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) of which XX were (REDACTED). The (REDACTED) on the transaction is X.XX. Borrower also received XXX,XXX.XX (REDACTED) out at closing to go along with X.XX months of (REDACTED) (REDACTED) of X,XXX.XX). Client elects to downgrade and waive.	Owner,Aggregator
Reviewer Comment (2022-03-17): The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which XX were X. The DSCR on the transaction is X.XX. Borrower also received XXX,XXX.XX X at closing to go along with X.XX months of (REDACTED) ((REDACTED) of X,XXX.XX). Client elects to downgrade and waive.

Seller Comment (2022-03-17): The exception presented by the Lender is to allow the X as su(REDACTED)tted for the (REDACTED) transaction. The (REDACTED)lculated X, based on the available information is X.XXXX when the guideline should be .XX. The property was acquired on XX/XX/XXXX for XXXX,XXX according to the appraisal documentation. The appraisal comments support improvements, stating that the (REDACTED)chen and baths had been updating in less than a year. There was no previous settlement statement nor receipts or scope of (REDACTED) to support a(REDACTED) additional costs associated with the acquisition. However, the appli(REDACTED)tion in the (REDACTED) file did reflect that XXX,XXX worth of improvement had been made to the property. Consideration of an exception appears reasonable given the overall merits of the (REDACTED) file. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XX units with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs of which XX were X. The DSCR on the transaction is X.XX.

Seller Comment (2022-02-21): reviewed/pending
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731781	(Redacted)			24464813			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	Unable to verify (REDACTED) has full access to (REDACTED) (REDACTED), under (REDACTED) (REDACTED) name, for (REDACTED). (REDACTED) funds are also not an eligible (REDACTED), per guides.	The representative FICO score exceeds the guideline minimum by at least 40 points.	The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) X properties with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) (REDACTED) showing XX total (REDACTED) of which X is an (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The subject transaction has a (REDACTED) of X.XX. Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-10): The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging X properties with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) report showing XX total Xs of which X is an X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The subject transaction has a DSCR of X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-09): The exception presented by the Lender is to allow the file assets as presented. The file contains documentation of assets in a (REDACTED) X, showing (REDACTED)ship as Freeport XX Corp, in the amount of XXXX,XXX.XX does not tie easily to the (REDACTED). It is an X other than our borrowing X which is XXX-XX Bayside (REDACTED). For this reason, the assets were not considered in the (REDACTED) (REDACTED)lculation. The borrowing X closed on the subject (REDACTED) (REDACTED) and brought XXXX,XXX.XX to closing, according to the settlement statement in the file. The file contained assets in the name of the (REDACTED) at (REDACTED) (REDACTED). Consideration of an exception to allow the transaction as presented, without (REDACTED) documented, appears reasonable based on the overall merits of the file. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging X properties with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) report showing XX total Xs of which X is an X. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The subject transaction has a DSCR of X.XX.

Reviewer Comment (2022-02-22): XX/XX/XXXX Borrower does not evide(REDACTED)e sufficient assets for closing and (REDACTED) based on gu(REDACTED)(REDACTED)e received. Funds required for closing are XXXX,XXX.XX i(REDACTED)luding EMD. Sufficient assets for closing and (REDACTED) are still (REDACTED)ssing. Exception remains.

Seller Comment (2022-02-21): Please note we are not considering the (REDACTED) (REDACTED) statement we are however using the (REDACTED) (REDACTED) statement for Nov XX, XXXX with Bala(REDACTED)e of XXXX,XXX.XX please note we are backing out all of the Large deposit/(REDACTED) in  the amount of XXXX,XXX we are also backing out large deposit of XXXX,XXX.X=this l(REDACTED)s us with XXXX,XXX.XX to met the X months (REDACTED) we only need XXX,XXX.XX in liquid (REDACTED) We (REDACTED) sufficient funds please clear please see (REDACTED) (REDACTED) statement on page XXX in Clarity
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731781	(Redacted)			24464909			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		(REDACTED) provided is not for the subject (REDACTED).				Reviewer Comment (2022-03-21): XX/XX/XXXX Flood cert received. Seller Comment (2022-03-18): Flood cert attached Seller Comment (2022-03-09): contacted the Lender regarding the flood cert (REDACTED)ssing from the (REDACTED) file. Reviewer Comment (2022-02-22): XX/XX/XXXX Flood cert provided is for different property ad(REDACTED)ess and different borrowing X - appears to be for a different (REDACTED). Still (REDACTED)ssing flood cert for subject property. Exception remains. Seller Comment (2022-02-17): Flood CERT	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731781	(Redacted)			24464925			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED)	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731782	(Redacted)			24505152			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		(REDACTED) Agreements in file are not executed.				Reviewer Comment (2022-03-21): XX/XX/XXXX Signed agreements provided. Seller Comment (2022-03-17): Signed guaranty agreements are now attached. Seller Comment (2022-02-21): reviewed/pending	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731782	(Redacted)			24511335			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing for executed (REDACTED) for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED)nd (REDACTED) is dated XX/X/XX and Note date XX/X/XXXX. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units with X years of (REDACTED). The decision (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XXX (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The file contains (REDACTED) in the amount of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID DXXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note dated XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731782	(Redacted)			24742093			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated (REDACTED) using (REDACTED) application of XXK in improvements, missing prior closing costs - (REDACTED) - X.XXXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED)nd (REDACTED) is dated XX/X/XX and Note date XX/X/XXXX. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XXX units with X years of (REDACTED). The decision (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XXX (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The file contains (REDACTED) in the amount of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-04-01): The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). The decision (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) report reflecting XX Xs of which X are Xs and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflects XXX X related payments made, all as agreed. The file contains assets in the amount of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. Client elects to downgrade and waive.

Reviewer Comment (2022-04-01): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Seller Comment (2022-03-30): The exception requested by the Lender is to allow the X as su(REDACTED)tted for the subject transaction. Consideration of an exception appears reasonable based on the overall merits of the (REDACTED) file. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging XXX units with X years of (REDACTED). The decision (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by a (REDACTED) report reflecting XX Xs of which X are Xs and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflects XXX X related payments made, all as agreed. The file contains assets in the amount of XXXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in XXX.XX (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731783	(Redacted)			24398783			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) (REDACTED) executed (REDACTED) is missing.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. over XX months vs X.	Owner Aggregator,Owner	Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade. Seller Comment (2022-01-17): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731783	(Redacted)			24441790			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Missing addresses for REOs that he (REDACTED) (REDACTED) out. (REDACTED) (REDACTED) form doesnt (REDACTED) (REDACTED).				Reviewer Comment (2022-01-20): Track record is Xrd party (REDACTED)aged. Seller Comment (2022-01-17): The subject property is to be (REDACTED) per the Property (REDACTED)agement questionnaire; no track record report is required	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731783	(Redacted)			24442541			Credit	Title	General	Title	Title shows property is leasehold.		Per guides, Good and (REDACTED) (REDACTED) lien and fee simple lender's title (REDACTED) policy free and clear of any liens and encumbrances. Title (REDACTED) a fee simple; however, (REDACTED) for ground (REDACTED) is in file.
Reviewer Comment (2022-03-22): Per final HUD provided, leasehold redemption fee is collected and client is aware the property at time of (REDACTED) is a leasehold; there is no commentary noted that the vesting will change from leasehold to fee simple, using HUD to clear this exception

Reviewer Comment (2022-01-28): The appraisal page X reflects leasehold, in the supplement addendum it reads "This subject's property rights are leasehold with an annual ground rent of XXX.XX". Appraisal has Ground Rent  leasehold registration X and X. I understand schedule B part X #X, reflect Duly authorized and executed Deed from (REDACTED) (REDACTED) to XXX (REDACTED) (REDACTED), a (REDACTED) (REDACTED) Liability (REDACTED)a(REDACTED), extinguishing the ground rent interest and transferring the property from leasehold to fee simple.

Seller Comment (2022-01-18): In addition to the comment  provided on (REDACTED) XXth review: The borrowing X (REDACTED) the fee interest and we are secured by the fee simple interest.

Seller Comment (2022-01-17): The property is currently held fee simple per the title (REDACTED)

Seller Comment (2022-01-17): The property is currently held in fee simple per the title (REDACTED)
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731783	(Redacted)			24442632			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the borrowing (REDACTED) and (REDACTED).
Reviewer Comment (2022-01-28): Received Fraud report and Background check.

Reviewer Comment (2022-01-27): Received (REDACTED) document for Business X.  Please provide separate (REDACTED) document for (REDACTED) too. Exception remains.

Seller Comment (2022-01-26): An (REDACTED) search on the Borrowing X is attached - Please es(REDACTED)late the exception co(REDACTED)erning the (REDACTED) check on the (REDACTED) to (REDACTED)agement.  The background check provided on pages X and XX clearly states that the (REDACTED) does not appear on the (REDACTED) ((REDACTED)) lists.   There is no requirement in the (REDACTED) guidelines, nor in the regulation that requires the (REDACTED) check to be a separate document the finding in the background report are sufficient to meet the requirements.  We request you clear this portion of the exception.

Reviewer Comment (2022-01-20): (REDACTED) requires the govt., detailed search for the borrower and (REDACTED). All (REDACTED)s in the file reflect "all". provide detailed search from (REDACTED).

Seller Comment (2022-01-19): (REDACTED) search on the (REDACTED) is i(REDACTED)luded in the background check; a separate (REDACTED) on the borrowing X is not required
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731783	(Redacted)			24442657			Credit	Credit	Credit Eligibility	Credit	Borrower has	- (REDACTED) open (REDACTED)s which is less than the minimum required by guidelines.	per guides, Minimum of X credit lines; minimum X active credit lines; at (REDACTED) X trade line with XX+ month rating and X lines must be rated for XX months and (REDACTED) be open or closed. Only one (REDACTED) on credit.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. over XX months vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using  DSCR X.XX.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)).  Property is (REDACTED)-party (REDACTED)aged with X years (REDACTED) and XX units currently (REDACTED)aged.

Reviewer Comment (2022-03-04): Per client comment -  DSCR X.XX.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)).  Property is (REDACTED)-party (REDACTED)aged with X years (REDACTED) and XX units currently (REDACTED)aged.

Seller Comment (2022-03-02): (REDACTED) Tradeline exception - Guidelines require a (REDACTED)nimum X tradelines (X active (REDACTED) lines; at least X trade line with XX+ month rating and X lines must be rated for XX months, open or closed).  Borrower has only X tradeline.
(REDACTED)(REDACTED) factors:  DSCR X.XX.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)).  Property is (REDACTED)-party (REDACTED)aged with X years (REDACTED) and XX units currently (REDACTED)aged.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731783	(Redacted)			24805764			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED) and costs, used (REDACTED)(REDACTED) price of XXXk from appraisal, and documented costs of improvements provided of XXXk on application	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. Client approves the down grade. over XX months vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using  DSCR X.XX.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)).  Property is (REDACTED)-party (REDACTED)aged with X years (REDACTED) and XX units currently (REDACTED)aged.

Reviewer Comment (2022-03-04): Per client comment -  DSCR X.XX.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)).  Property is (REDACTED)-party (REDACTED)aged with X years (REDACTED) and XX units currently (REDACTED)aged.

Seller Comment (2022-03-02): X Exception - XX% X refi with HUD showing XXX,XXX.XX back to the Borrower at close.  Property was acquired X/XX/XXXX for XXX,XXX.XX.  Appraiser indi(REDACTED)tes the subject was (REDACTED)letely renovated si(REDACTED)e (REDACTED) (REDACTED).  Cost of improvements indi(REDACTED)ted as XXX,XXX.XX.  New (REDACTED) amount XXXX,XXX.XX.  X re(REDACTED)lculation = X.XXXXX.  Exceeds m(REDACTED) X per guides of X.XXXXX by X.XXXXX.
(REDACTED)(REDACTED) factors:  DSCR X.XX.  X(REDACTED) = XXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)).  Property is (REDACTED)-party (REDACTED)aged with X years (REDACTED) and XX units currently (REDACTED)aged.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731784	(Redacted)			24494807			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) doesn't specify (REDACTED).	Borrower's Experience/Track Record	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) XXXX (REDACTED)dway (REDACTED) uploaded for your review, please clear exception Reviewer Comment (2022-02-09): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731784	(Redacted)			24494956			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731785	(Redacted)			24474754			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		HUD-X/Closing Disclosure is missing but required as per guidelines.				Reviewer Comment (2022-03-03): XX/XX/XXXX HUD received and entered. Seller Comment (2022-03-02): Final HUD uploaded to Clarity	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731785	(Redacted)			24475182			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED) missing	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date, client elects to downgrade and waive. Over XX months vs X.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) SEARCH UPLOADED PLEASE CLEAR Reviewer Comment (2022-02-09): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731785	(Redacted)			24475202			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date, client elects to downgrade and waive. Over XX months vs X.	Aggregator,Owner
Reviewer Comment (2022-02-22): Occupational License T(REDACTED) Return signed by CPA confir(REDACTED)ng (REDACTED). Client elects to downgrade and waive.

Reviewer Comment (2022-02-09): XX/XX/XXXX Previous comment for (REDACTED). (REDACTED) verifi(REDACTED)tion is not provided by (REDACTED). Need verifi(REDACTED)tion for further review of exception.

Reviewer Comment (2022-02-09): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.

Reviewer Comment (2022-01-24): XX/XX/XXXX Reviewed to deter(REDACTED)ne if exception could be waived per client's request. (REDACTED) verifi(REDACTED)tion is not provided by (REDACTED). Need (REDACTED) verifi(REDACTED)tion for X (REDACTED) for further review. Exception remains.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731785	(Redacted)			24805798			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing prior closing (REDACTED) and costs, used (REDACTED)(REDACTED) price of XXXX,XXXk from appraisal, and costs of improvements provided of XXXk on application	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	(REDACTED) is dated after Note date, client elects to downgrade and waive. Over XX months vs X. (REDACTED) is X.XX vs X.XX.	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using (REDACTED) (REDACTED) = XXX.  DSCR X.XX.  X(REDACTED) = XXXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)).

Reviewer Comment (2022-03-04): per client comment - (REDACTED) (REDACTED) = XXX.  DSCR X.XX.  X(REDACTED) = XXXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)).

Reviewer Comment (2022-03-03): XX/XX/XXXX Client to review and approve for X exception per below comment. Based upon updated to HUD figures - new X is XXX.XX%.

Seller Comment (2022-03-02): X Exception - XX% X refi with HUD showing XXXX,XXX.XX back to the Borrower at close.  Property was acquired X/XX/XXXX for XXXX,XXX.XX.  Cost of improvements indi(REDACTED)ted as XXX,XXX.XX.  New (REDACTED) amount XXXX,XXX.XX.  X re(REDACTED)lculation = X.XXXXX.  Exceeds m(REDACTED) X per guides of X.XXXXX by X.XXXXX.
(REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR X.XX.  X(REDACTED) = XXXX,XXX.XX (XX.XX months' (REDACTED) (REDACTED)).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731786	(Redacted)			24482309			Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	-	(REDACTED) must be paid in full or in satisfactory status and (REDACTED) must provide evidence of (REDACTED) current on payment plan for a minimum of X months prior to the closing of the (REDACTED), and the (REDACTED) shows an open collection (REDACTED) for XXXX without evidence of a payment plan.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).	(REDACTED) is dated after Note date, client elects to downgrade and wa(Redacted)ver XX months vs X.	Aggregator,Owner	Reviewer Comment (2022-04-19): Client elects to waive using compensating factors. Seller Comment (2022-03-21): XX% X refina(REDACTED)e. Xto borrower XXXX,XXX.XX at closing. XXXX.XX unpaid collection. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. X(REDACTED) = XX.XX months' (REDACTED) (REDACTED). X History = XXX "as agreed" payments made.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731786	(Redacted)			24506369			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).	(REDACTED) is dated after Note date, client elects to downgrade and wa(Redacted)ver XX months vs X.	Aggregator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) SEARCH UPLOADED PLEASE CLEAR Reviewer Comment (2022-02-09): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731786	(Redacted)			24742977			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated (REDACTED) using (REDACTED) application of XXK in improvements, and (REDACTED)(REDACTED) price of XXXK. Missing prior closing costs - (REDACTED) - X.XXXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted). The qualifying (Redacted) on the loan is greater than the guideline minimum.	(REDACTED) is dated after Note date, client elects to downgrade and wa(Redacted)ver XX months vs X. (REDACTED) i(Redacted) v(Redacted).	Aggregator,Owner Owner,Aggregator
Reviewer Comment (2022-03-04): Client elects to waive using "(REDACTED) (REDACTED) = XXX.  DSCR X.XX.  X History = XXX ""as-agreed"" payments made. XX.XX months of (REDACTED)
"

Reviewer Comment (2022-03-04): Per client comment - "(REDACTED) (REDACTED) = XXX.  DSCR X.XX.  X History = XXX ""as-agreed"" payments made. XX.XX months of (REDACTED)
"

Reviewer Comment (2022-03-03): XX/XX/XXXX Client to review and approve. Per comments listed as (REDACTED)(REDACTED) factors to waive X exception on X transaction.

Seller Comment (2022-03-02): X Exception - XX% X refi with HUD showing XXXX,XXX.XX back to the Borrower at close.  Property was acquired X/XX/XXXX for XXXX,XXX.XX.  Cost of improvements indi(REDACTED)ted as XXX,XXX.XX.  New (REDACTED) amount XXXX,XXX.XX.  X re(REDACTED)lculation = X.XXXXX.  Exceeds m(REDACTED) X per guides of X.XXXXX by X.XXXXX.
(REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR X.XX.  X History = XXX "as-agreed" payments made.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731787	(Redacted)			24458199			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Missing addresses for the REOs the (REDACTED) (REDACTED) out.
Reviewer Comment (2022-03-16): Exception cleared.

Reviewer Comment (2022-03-15): IT is working on rendering PDF.

Seller Comment (2022-03-11): Emailed the track record to (REDACTED) at (REDACTED) - this is a Xrd party (REDACTED)aged property as(REDACTED)d that she load the document without (REDACTED) blan(REDACTED)d out.

Seller Comment (2022-03-11): (REDACTED) has uploaded the Property (REDACTED)agement (REDACTED) form X times fully (REDACTED)leted with all pertinent (REDACTED) information. All X times (REDACTED) imaging system shows the document as blank.

Reviewer Comment (2022-03-10): We (REDACTED) received X track record in trailing docs. The only section (REDACTED)leted in (REDACTED) Party section is a signature, the other data is (REDACTED)ssing for (REDACTED) party information. Exception remains.

Seller Comment (2022-03-08): Fully (REDACTED)leted Track Record doc uploaded again.  Please elevate to (REDACTED)agement as to why it is (REDACTED) on your end.

Reviewer Comment (2022-03-04): XX/XX/XXXX Property (REDACTED)agement (REDACTED) Form received again is blank with only an unknown signature in (REDACTED) section. Still (REDACTED)ssing identifying subject transaction info, confirmation of (REDACTED) and appli(REDACTED)ble (REDACTED) information. Exception remains.

Seller Comment (2022-03-02): Fully (REDACTED)leted Track Record form uploaded to Clarity.

Reviewer Comment (2022-02-22): XX/XX/XXXX Track Record report does not (REDACTED) borrower name, date, property ad(REDACTED)ess, indi(REDACTED)tion that property is (REDACTED) or the (REDACTED)letion of (REDACTED) (REDACTED)a(REDACTED) information section. Form is not sufficient. Exception remains.

Seller Comment (2022-02-17): (REDACTED)-party (REDACTED)aged properties do not require i(REDACTED)lusion of the REO information, please remove this exception
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731787	(Redacted)			24458203			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Executed (REDACTED) for borrowing (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) is X.XX vs X.XX.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XX and (REDACTED) is dated XX/X/XX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731787	(Redacted)			24458249			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	(REDACTED) date XX/XX/XXXX and the (REDACTED) date is XX/XX/XXXX but the note date is XX/XX/XXXX.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is XXX vs XXX. (REDACTED) is X.XX vs X.XX. We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED)nd (REDACTED) is dated XX/X/XX and Note date (REDACTED). Client elects to downgrade and waive. Over XXX months vs X.	Aggregator,Owner Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-04): Client elects to waive using (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payment made.  X(REDACTED) = XXXX,XXX.XX (XXX.XX months' (REDACTED) (REDACTED)).

Reviewer Comment (2022-03-04): Per client comment - (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payment made.  X(REDACTED) = XXXX,XXX.XX (XXX.XX months' (REDACTED) (REDACTED)).

Reviewer Comment (2022-03-04): XX/XX/XXXX Client to review and approve.

Seller Comment (2022-03-02): (REDACTED) Report Age of Document exception - (REDACTED) Report was XX days old at closing, exceeding the guideline age requirement of XX days by X days.
(REDACTED)(REDACTED) factors:  (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  X History = XXX "as-agreed" payment made.  X(REDACTED) = XXXX,XXX.XX (XXX.XX months' (REDACTED) (REDACTED)).
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731788	(Redacted)			24460458			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		The (REDACTED) check for the borrowing (REDACTED) and (REDACTED) is not in file.				Reviewer Comment (2022-02-14): Received (REDACTED) for both Business X and (REDACTED). He(REDACTED)e Exception Cleared. Seller Comment (2022-02-10): Please find the (REDACTED) search on both the X and the (REDACTED) uploaded for your review and consideration. Thank you. Reviewer Comment (2022-02-09): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731788	(Redacted)			24460809			Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date (REDACTED), Note Date (REDACTED)	Guides require the HOI to be within XX days.
Reviewer Comment (2022-03-21): XX/XX/XXXX Comment stated cleared on open exception - updated.

Reviewer Comment (2022-03-18): Collected hazard escrows on HUD. Exception cleared.

Seller Comment (2022-03-16): Please review the Evide(REDACTED)e of Insura(REDACTED)e document provided along with the full email exchange that was attached.  On the upper right hand side of the document below the section labelled "Policy Period" there is language documenting that the policy (REDACTED) renews for a new one year term as (REDACTED) as the pr(REDACTED)ums are paid prior to exp(REDACTED)tion (in this (REDACTED)se X/X/XXXX).  The new endorsement i(REDACTED)reased the amount of rent loss coverage to meet the guideline requirements.  The additional pro-rated pr(REDACTED)um of XX.XX was waived per the email of XX/X/XXXX.

Reviewer Comment (2022-02-18): XX/XX/XXXX This exception is in regard to the HO-X policy, not the master policy. The HO-X policy is a requirement listed on the master policy. Per the master policy, **Un(REDACTED)s are to (REDACTED)rry HO-X policy for master policy deductible, contents, improvements/betterments. - The HO-X policy also covers rent loss (loss of use) insura(REDACTED)e. Rent loss is a required insura(REDACTED)e per page XX/XX of guidelines. Per guidelines page XX: Insura(REDACTED)e exp(REDACTED)tion within X months of note date requires renewal. Exception remains.

Seller Comment (2022-02-16): Please es(REDACTED)late this exception.   The primary insura(REDACTED)e coverage on this condo(REDACTED)nium unit is through the HOA policy provided; the borrower would not (REDACTED) the power to require a change to this policy.   The personal policy that expires in (REDACTED) is the borrower's person policy that covers and improvements that are not considered a part of the condo(REDACTED)nium (such as custom items)  personal property and (REDACTED) loss.  Please note that the (REDACTED) guidelines page XX clearly state that the HOA insura(REDACTED)e is sufficient and "Individual insura(REDACTED)e policies are NOT required on individual condo(REDACTED)nium units"

Reviewer Comment (2022-02-15): Renewal is required. If HOI is paid in a year in adva(REDACTED)e, provide the updated HOI dec page that reflects the new policy period. Exception remains.

Reviewer Comment (2022-01-25): per guides, If exp(REDACTED)tion is less than X months from note date, renewal is required. If HOI is paid in a year in adva(REDACTED)e, provide the updated HOI dec page that reflects the new policy period.

Seller Comment (2022-01-24): The hazard insura(REDACTED)e initially expired in (REDACTED) (closed in (Redacted)). There is an email exchange outlining that the (REDACTED) paid for a year in adva(REDACTED)e and that the X was paid in full for the next year. I (REDACTED) uploaded the email exchange, the binder information, etc. and this should clear this exception item.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731788	(Redacted)			24460866			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of (REDACTED) is less than the note amount of (REDACTED) based on the (REDACTED) in file.
Reviewer Comment (2022-03-18): HUD confirms (REDACTED) title policy amount. Exception cleared

Seller Comment (2022-03-16): Please es(REDACTED)late this issue to your (REDACTED).  The final title is a routine trailing document.  As previously stated, the HUD-X confirms that final coverage was obtained in the amount of XXXX,XXX. (see line XXXX on pageX)

Reviewer Comment (2022-01-25): Provide a final title or a title supplement to confirm the insured (REDACTED) amount to match the note.

Seller Comment (2022-01-24): The title (REDACTED) showed less than the (REDACTED) amount in coverage. However, the final title policy has not yet been received and according to the settlement statement and charges, the title coverage amount was the same as the note. I (REDACTED) i(REDACTED)luded the settlement statement along with a copy of the closing protection letter. Please remove the exception. Thank you.
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731788	(Redacted)			24463996			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The executed (REDACTED) for the borrowing (REDACTED) is missing.	Seasoned Borrower/Investor whose experience exceeds (Redacted) projects.	(REDACTED) doc in file.	Aggregator,Owner
Reviewer Comment (2022-03-18): (REDACTED) doc in file. Client elects to downgrade and waive.

Seller Comment (2022-03-16): Please es(REDACTED)late to your (REDACTED).   An (REDACTED) is acceptable as a substitute for the signed WX.  (REDACTED) is in error on requiring the (REDACTED) to be dated within XX days of closing.  The (REDACTED) ((REDACTED)) is issued when the X is formed, it does not expire.  There is no provision in the guidelines requiring the (REDACTED) to be issued within XX days of closing.

Reviewer Comment (2022-03-11): XX/XX/XXXX Waiting for review by client to accept Cert of Good Standing dated post-close in order to deter(REDACTED)ne if eligible to waive.

Reviewer Comment (2022-01-24): XX/XX/XXXX Reviewed exception for request to waive per client. (REDACTED) X (REDACTED) verifi(REDACTED)tion dated XXXX and (REDACTED) is dated X/XX/XXXX, which is not within XX days of closing. Need (REDACTED) (REDACTED) verifi(REDACTED)tion dated within XX days of closing or a (REDACTED) dated within XX days of closing for further review. Exception remains.

Seller Comment (2022-01-24): (REDACTED) has conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731788	(Redacted)			24464207			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		The XX/XX/XXXX (REDACTED) in file is > XX days prior to XX/XX/XXXX Note date.	The representative FICO score exceeds the guideline minimum by at least (Redacted).	X.XX (REDACTED),(Redacted)months of (REDACTED), XXX (REDACTED), (REDACTED) (REDACT(Redacted)he borrower has a (REDACTED) (REDACTED) of XXX; (REDACTED) i(Redacted). Borrower has(Redacted) months of (REDACTED) (REDACT(Redacted)REDACTED) (REDACTED).	Aggregator,Owner
Reviewer Comment (2022-03-15): X.XX DSCR, XX.X months of (REDACTED), XXX (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Reviewer Comment (2022-03-11): XX/XX/XXXX Client to review and approve (REDACTED) date post-closing.

Seller Comment (2022-03-11): Evide(REDACTED)e of Good Standing dated X/XX/XX uploaded.

Seller Comment (2022-02-23): reviewed/pending
Note date XX/XX/XXXX COGS doc dated XX/XX/XXXX

Reviewer Comment (2022-01-25): Date pulled is X-XX-XX and note date is XX-XX-XX. Provide a COGS within XX days of the note.

Seller Comment (2022-01-24): Please find uploaded the (REDACTED) showing the X as active currently. Please remove the exception. Thank you.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731788	(Redacted)			24475067			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Missing the addresses of the REOs the (REDACTED) (REDACTED) out.				Reviewer Comment (2022-01-25): Track record is Xrd party (REDACTED)aged. Seller Comment (2022-01-24): The property (REDACTED)agement (REDACTED) documentation in the (REDACTED) file shows that the subject property will be (REDACTED)aged by a (REDACTED)-party property (REDACTED)agement firm. In those (REDACTED)ses, the REO schedule is not required si(REDACTED)e the property will not be (REDACTED)(REDACTED)aged. Please remove the exception. Thank you.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731788	(Redacted)			24475099			Credit	Credit	Credit Documentation	Credit	Background check is missing.		Missing for the (REDACTED).				Reviewer Comment (2022-01-25): provided Seller Comment (2022-01-24): The background report for the (REDACTED) has been uploaded for your review and consideration. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731788	(Redacted)			24592650			Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	-	These are listed on the background and do not (REDACTED) as paid.	The representative FICO score exceeds the guideline minimum by at least (Redacted). Seasoned Borrower/Investor whose experience exceeds (Redacted) projects. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).	X.XX (REDACTED),(Redacted)months of (REDACTED), XXX (REDACTED), (REDACTED) (REDACT(Redacted)he borrower has a (REDACTED) (REDACTED) of XXX; (REDACTED) i(Redacted). Borrower has(Redacted) months of (REDACTED) (REDACT(Redacted)REDACTED) (REDACTED). (REDACTED) doc in file. The borrower has a (REDACTED) (REDACTED) of XXX; (REDACTED) i(Redacted). Borrower has(Redacted) months of (REDACTED) (REDACT(Redacted)REDACTED) (REDACTED)	Aggregator,Owner Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-04-19): Client elects to waive using compensating factors.

Reviewer Comment (2022-03-21): XX/XX/XXXX Verified XXX,XXX (REDACTED) was va(REDACTED)ted. (REDACTED)nnot verify status on XX,XXX (REDACTED) based on documentation provided. Please provide search per (REDACTED)se number from fraud report XXXXXXXXXXXXXXX and provide search results showing satisfied, released or di(REDACTED)ssed. Exception remains.

Seller Comment (2022-03-16): Please review the background check.  The (REDACTED) for XXX,XXX was va(REDACTED)ted making it (REDACTED)ly null and void.   The (REDACTED) showed X state t(REDACTED) lens filed but the sate of (REDACTED) in X/XXXX, X/XXXX and X/XXXX.  The XXXX and XXXX are documented as released.  T(REDACTED) liens are often combined.  A search of the State of (REDACTED) data base confirms that the (REDACTED) of XXXXX is not active. A copy of the lien search is attached.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731788	(Redacted)			24743179			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing (REDACTED)(REDACTED) HUD, closing costs and documented cost of (REDACTED). (REDACTED) is X.XXXXX	The representative FICO score exceeds the guideline minimum by at least (Redacted). Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).	X.XX (REDACTED),(Redacted)months of (REDACTED), XXX (REDACTED), (REDACTED) (REDACT(Redacted)he borrower has a (REDACTED) (REDACTED) of XXX; (REDACTED) i(Redacted). Borrower has(Redacted) months of (REDACTED) (REDACT(Redacted)REDACTED) (REDACTED). The borrower has a (REDACTED) (REDACTED) of XXX; (REDACTED) i(Redacted). Borrower has(Redacted) months of (REDACTED) (REDACT(Redacted)REDACTED) (REDACTED)	Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-18): The borrower has a (REDACTED) (REDACTED) of XXX; DSCR is X.XX.  Borrower has XX.XX months of (REDACTED) (REDACTED). (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-16): An X exception is supported on this rate and term refina(REDACTED)e. The borrower (REDACTED) the property XX/XX/XX for XXXX,XXX; although there is no statement of improvements made, the payoff bala(REDACTED)e of XXXX,XXX would indi(REDACTED)te that additional work was done on the property.  Revised X is no higher than X.XX.  The borrower has a (REDACTED) (REDACTED) of XXX (XX points above guideline requirements); DSCR is X.XX.  Borrower has XX.XX months of (REDACTED) (REDACTED).

Reviewer Comment (2022-03-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Rate/Term		D	B	D	B			A	A			No
216731789	(Redacted)			24481057			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED)X not provided for borrowing (REDACTED)	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731789	(Redacted)			24490093			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for (REDACTED) and (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		Owner	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) SEARCH UPLOADED PLEASE CLEAR Reviewer Comment (2022-02-09): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731790	(Redacted)			24414118			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide clear (REDACTED)'s for the (REDACTED) (REDACTED) and the (REDACTED)
Reviewer Comment (2022-01-31): provided for both the borrower and (REDACTED).

Seller Comment (2022-01-28): (REDACTED) for (REDACTED) provided.

Seller Comment (2022-01-28): Detailed (REDACTED) for borrowing X provided.

Reviewer Comment (2022-01-24): (REDACTED) requires the govt., detailed search for the borrower and (REDACTED). All (REDACTED)s in the file reflect "all". provide detailed search from (REDACTED).

Seller Comment (2022-01-21): The (REDACTED) check on the (REDACTED) is i(REDACTED)luded in the background check; (REDACTED) guidelines do not require a separate background check on the borrowing X.
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		D	A	D	A			A	A			No
216731790	(Redacted)			24414140			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed Form (REDACTED)X for the (REDACTED) (REDACTED)				Reviewer Comment (2022-03-10): Received (REDACTED) ((REDACTED)) he(REDACTED)e exception cleared. Seller Comment (2022-03-08): Evide(REDACTED)e of (REDACTED) provided. Reviewer Comment (2022-01-24): XX/XX/XXXX Reviewed exception to possibly waive per client's request. (REDACTED) X verifi(REDACTED)tion was not from (REDACTED). Need (REDACTED) (REDACTED) verifi(REDACTED)tion for further review. Exception remains.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	A	D	A			A	A			No
216731790	(Redacted)			24414483			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Lender to provide an additional (REDACTED) for (REDACTED) XXXX. Prefe(REDACTED)ly the (REDACTED) running from XX/XX/XX to XX/XX/XX
Reviewer Comment (2022-02-10): Deleted this X si(REDACTED)e it is not needed for assets.

Seller Comment (2022-02-08): As noted in the (REDACTED) response dated X/XX/ XXXX, you (REDACTED) found the statements on the (REDACTED) X #XXXX to be sufficient, The XXXX,XXX in this X will cover all required Xto close as well as provide the required (REDACTED).   The (REDACTED)ssing Xnd statement on the (REDACTED) X is not relevant as these funds are not needed to meet the liquidity requirements.   Please clear this condition.

Reviewer Comment (2022-01-31): We are (REDACTED)ssing an additional personal regular (REDACTED) (REDACTED) statement from (REDACTED) #XXXX. The statement dates are from X-XX-XX thru XX-XX-XX. There is not more than one month provide for this X. The (REDACTED) acct #XXXX is sufficient in the file, and we are not asking for additional months for this X, only for the personal (REDACTED) X for (REDACTED). This X is needed for funds to close and (REDACTED). Please provide an additional month, per guides.

Seller Comment (2022-01-27): Please es(REDACTED)late this issue to (REDACTED)agement, there is only one statement but there is a more than XX day X history on the document provided that shows no unusual large deposits.

Reviewer Comment (2022-01-24): (REDACTED)ssing a second statement for (REDACTED) acct. #XXXX. Only one statement provided for this acct. (REDACTED) provided.

Seller Comment (2022-01-21): The document provided contains a full year to date history on the X from (REDACTED) X through the statement date.
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		D	A	D	A			A	A			No
216731791	(Redacted)			24440532			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) for Borrowing (REDACTED) is missing.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-20): (REDACTED) has conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731791	(Redacted)			24443531			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for all parties that own more than XX% of (REDACTED) and missing for borrowing (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-09): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Reviewer Comment (2022-01-28): Received Business X document not within XX days from Note date as per guideline, Exception remain.

Seller Comment (2022-01-27): Detailed (REDACTED) provided.

Reviewer Comment (2022-01-21): Received on (REDACTED), (REDACTED)ssing for borrowing X. (REDACTED) requires an (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed for borrowing X. Exception remains.

Seller Comment (2022-01-20): Per the Corporate documents, (REDACTED) is the only member holding an interest of XX% or more.  The background check provided contains an (REDACTED) check.  The (REDACTED) guidelines do not specify a separate (REDACTED) report on the borrowing X.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731791	(Redacted)			24567642			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Missing proof (REDACTED) can sign on behalf of the (REDACTED).				Reviewer Comment (2022-02-23): Exception cleared. Seller Comment (2022-02-22): Paragraph X of By-Laws allows that a(REDACTED) officer (REDACTED)n sign for the X Reviewer Comment (2022-02-16): the resolution signed at closing for this (REDACTED) is (REDACTED)ssing. Exception remains. Seller Comment (2022-02-15): The by-laws allow for motions to be passed based on a majority of the members (it specifies a (REDACTED)nimum of XX%). As Luis owns a XX% interest he has signing authority - Please clear this conditions Seller Comment (2022-02-02): reviewed/pending additional documentation	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731792	(Redacted)			24399928			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) is missing for (REDACTED).	The representative FICO score exceeds the guideline minimum by at least 40 points.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731792	(Redacted)			24429541			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Missing the addresses for the REOs the (REDACTED) (REDACTED) out.				Reviewer Comment (2022-01-31): provided Seller Comment (2022-01-27): Property (REDACTED)agement Form attached Reviewer Comment (2022-01-21): (REDACTED)ssing Property (REDACTED)agement questionnaire. Exception remains. Seller Comment (2022-01-20): Not required for (REDACTED) properties.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731792	(Redacted)			24429584			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing XXXX (REDACTED) agreement for the (REDACTED) used for (REDACTED) transaction.				Reviewer Comment (2022-01-21): Exception cleared. Seller Comment (2022-01-20): XXXX Agreement uploaded	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731793	(Redacted)			24460802			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Lender to provide clear (REDACTED)'s for the (REDACTED) (REDACTED) and the (REDACTED)	Borrower's Experience/Track Record	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Owner,Aggregator	Reviewer Comment (2022-02-17): (REDACTED) is dated after Note date, client elects to downgrade and waive. Seller Comment (2022-02-15): (REDACTED) SEARCH UPLOADED PLEASE CLEAR Reviewer Comment (2022-02-09): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731793	(Redacted)			24460820			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed form (REDACTED)X for the (REDACTED) (REDACTED)	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED)nd (REDACTED) is dated (REDACTED)nd Note date XX/X/XXXX. Client elects to downgrade and waive. (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). Additionally, we have (REDACTED) in the amount of XX,XXX.XX/XXXX.XX= XX.XX months and the (REDACTED) rating is X.XX. (REDACTED) (REDACTED)	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XX and (REDACTED) is dated XX/XX/XX and Note date XX/X/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731793	(Redacted)			24461916			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided
Reviewer Comment (2022-03-11): XX/XX/XXXX Updated guides to new (REDACTED) as existing property is (REDACTED) property owned and self (REDACTED)aged. X% lower X .X% DSCR i(REDACTED)rease and X months extra (REDACTED).

Seller Comment (2022-03-11): See previously provided explanation for consideration

Seller Comment (2022-03-10): Appli(REDACTED)nts who do not provide proof of (REDACTED) will be treated as in(REDACTED)d (REDACTED)s.   The guidelines allow (REDACTED)s to in(REDACTED)d property (REDACTED)s.  The (REDACTED) (REDACTED) (REDACTED) is XXX, the X on this (REDACTED) is XX.XX%, XX.XX percentage points below the guidelines.  DSCR is X.XX, twice the i(REDACTED)reased requirement of X.X for in(REDACTED)d (REDACTED)s.  Borrower will (REDACTED) XXX months (REDACTED) (REDACTED) in excess of the X months required for in(REDACTED)d property (REDACTED)s. There is no exception on this (REDACTED).
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731793	(Redacted)			24743557			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated (REDACTED) using (REDACTED) application of XK in improvements, missing prior closing costs - (REDACTED) - X.XXX	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
(REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). Additionally, we have (REDACTED) in the amount of XX,XXX.XX/XXXX.XX= XX.XX months and the (REDACTED) rating is X.XX. (REDACTED) (REDACTED)

We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED)nd (REDACTED) is dated (REDACTED)nd Note date XX/X/XXXX. Client elects to downgrade and waive. (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). Additionally, we have (REDACTED) in the amount of XX,XXX.XX/XXXX.XX= XX.XX months and the (REDACTED) rating is X.XX. (REDACTED) (REDACTED)
																Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-17): (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. Additionally, we (REDACTED) (REDACTED) in the amount of XX,XXX.XX/XXXX.XX= XX.XX months and the DSCR rating is X.XX. (REDACTED)d X. Client elects to downgrade and waive.

Reviewer Comment (2022-03-17): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Seller Comment (2022-03-16): The exception presented by the Lender is to allow the X on the subject transaction as presented at the time of su(REDACTED)ssion. I do not agree with the X (REDACTED)lculation by (REDACTED). The (REDACTED)lculated (REDACTED) to cost of X.XXXX does exceed the m(REDACTED)imum allowed per guidelines. Guideline X should be m(REDACTED)imum .XX. The purpose of the subject transaction is a X refina(REDACTED)e of an (REDACTED) property.  Although there is no documentation of improvements to reduce the X in this (REDACTED)se, there are comments on the appraisal that indi(REDACTED)te there (REDACTED) been improvements. The subject property appeared to be well maintained and was in good condition at the time of inspection. Recent updates i(REDACTED)lude:  newer water heater, newer roof, newer la(REDACTED)nate flooring throughout, newer (REDACTED)chen and bathroom counter to(REDACTED). Consideration of an exception could be considered based on the other file attributes. The (REDACTED) on the transaction. Jeffrey has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. Additionally, we (REDACTED) (REDACTED) in the amount of XX,XXX.XX/XXXX.XX= XX.XX months and the DSCR rating is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731794	(Redacted)			24449052			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided						Reviewer Comment (2022-02-10): Received Track Record Report. He(REDACTED)e Exception is Cleared Seller Comment (2022-02-08): Property (REDACTED)agement (REDACTED) form uploaded to CLARITY.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731794	(Redacted)			24451829			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Track record documentation other than application is missing and is required based on guidelines.		Track record is missing.				Reviewer Comment (2022-02-10): provided Seller Comment (2022-02-08): Stac(REDACTED)d exception. Property (REDACTED)agement (REDACTED) form uploaded to CLARITY.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731794	(Redacted)			24453745			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.		Updated (REDACTED) using (REDACTED) application of XXXK in improvements,and a (REDACTED)(REDACTED) price of XK missing prior closing costs - (REDACTED) - X.XXXXX	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
The (REDACTED), in addition to (REDACTED) (REDACTED) opportunities, has X years in the (REDACTED) (REDACTED) with X years in (REDACTED) (REDACTED) role. The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) X units for X years. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by a (REDACTED) (REDACTED) with X total (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains (REDACTED) in the amount of XXX,XXX.XX that when divided by the (REDACTED) of XX,XXX.XX results in XX.XXX months (REDACTED) (REDACTED) post-closing. The subject transaction has a (REDACTED) of X.XX.
																Aggregator,Owner
Reviewer Comment (2022-03-30): The (REDACTED), in addition to his (REDACTED) opportunities, has X years in the (REDACTED) (REDACTED) with X years in his current role. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging X units for X years. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by a (REDACTED) report with X total Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets in the amount of XXX,XXX.XX that when divided by the (REDACTED) of XX,XXX.XX results in XX.XXX months (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-28): The exception presented by the Lender is to allow the X as su(REDACTED)tted. The date of the (REDACTED) per the appraisal document, page X of X, shows I the grid that the subject property had not been (REDACTED) within the last X years. (REDACTED) (REDACTED)lculated the X as X.XXXXX to which I would disagree as it would not be reasonable to use only the information provided without support documentation to (REDACTED)lculate the X. Consideration of an exception appears reasonable based on the overall merits of the file. The (REDACTED), in addition to his (REDACTED) opportunities, has X years in the (REDACTED) (REDACTED) with X years in his current role. The subject property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aging X units for X years. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX and is supported by a (REDACTED) report with X total Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The file contains assets in the amount of XXX,XXX.XX that when divided by the (REDACTED) of XX,XXX.XX results in X.XXXX months (REDACTED) (REDACTED) post-closing. The subject transaction has a DSCR of X.XX.

Reviewer Comment (2022-02-15): Will revisit X

Reviewer Comment (2022-02-15): Cleared by (REDACTED)sta(REDACTED), received confirmation from client on XX.XX.XX, will revis(REDACTED)lculations.

Reviewer Comment (2022-01-26): Exception cleared.

Seller Comment (2022-01-24): The date of (REDACTED) per the appraisal document, page X of X, shows in the grid that the subject property had not been (REDACTED) within the last three years. X would not apply to the transaction given that information. I (REDACTED) uploaded the appraisal report for your review and consideration.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731794	(Redacted)			24453746			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		A minimum of (REDACTED) months of payments (REDACTED) scheduled (REDACTED) and interest, taxes, (REDACTED) and association fee, if applicable (REDACTED)				Reviewer Comment (2022-03-09): Exception cleared. Seller Comment (2022-03-09): Proceeds of this X refina(REDACTED)e were XXX,XXX.XX providing XX.XX months of (REDACTED) (REDACTED). Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731794	(Redacted)			24453819			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Missing (REDACTED) renewal, (REDACTED) in file expired on XX/XX/XXXX.				Reviewer Comment (2022-01-26): Exception cleared. Seller Comment (2022-01-24): The lease agreement for the subject property was uploaded and shows an initiation date of XX/XX/XXXX and is a three-year lease. Please remove the exception, thank you.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731795	(Redacted)			24478867			Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	-	(REDACTED) collection (REDACTED) are reported on (REDACTED)'s (REDACTED) with balances XXXX and XXXXX and payment is provided. Guidelines require a payment plan with a minimum of at (REDACTED) X months payments made before closing.	The (Redacted) ((Redacted)) is greater than the guideline requirement by (Redacted). Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).
The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) on the (REDACTED) (REDACTED), including X (REDACTED), X (REDACTED) (REDACTED) (REDACTED), XX (REDACTED) (REDACTED), and X (REDACTED) (REDACTED) (REDACT(Redacted)he (REDACTED) has (REDACTED) dating back to XX/X(Redacted)REDACTED) are XXX Successful (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed and (REDACTED) were XxXX and XxXX with the last delinquency on XX/X(Redacted)he file contains (REDACTED) in the amount of XXX,(Redacted) when divided by the (REDACTED) of X(Redacted) results in(Redacted) months of (REDACTED) (REDACTED) post-clos(Redacted)he subject (REDACTED) transaction (REDACTED) i(Redacted).

The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) on the (REDACTED) (REDACTED), including X (REDACTED), X (REDACTED) (REDACTED) (REDACTED), XX (REDACTED) (REDACTED), and X (REDACTED) (REDACTED) (REDACT(Redacted)he (REDACTED) has (REDACTED) dating back to XX/X(Redacted)REDACTED) are XXX Successful (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed and (REDACTED) were XxXX and XxXX with the last delinquency on XX/X(Redacted)he file contains (REDACTED) in the amount of XXX,(Redacted) when divided by the (REDACTED) of X(Redacted) results in(Redacted) months of (REDACTED) (REDACTED) post-clos(Redacted)he subject (REDACTED) transaction (REDACTED) i(Redacted).
																Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-04-19): Client elects to waive using compensating factors.

Seller Comment (2022-03-21): For buyer review

Reviewer Comment (2022-03-16): XX/XX/XXXX Client to review and approve (REDACTED) factors for XXX open unpaid collection X exception. XX,XXX X is (REDACTED)(REDACTED)l collection and not required to be ad(REDACTED)essed.

Seller Comment (2022-03-15): Please consider an exception for a XXX collection X last active in XXXX.    (REDACTED) is (REDACTED)sta(REDACTED)n in the facts and in the appli(REDACTED)tion of the guidelines.  The collection X with bala(REDACTED)es of XXXX and XXXXX is a (REDACTED)(REDACTED)l collection; (REDACTED)(REDACTED)l collection are not required to be paid per the (REDACTED) guidelines.  The UBALT X was a student (REDACTED) and has a current outstanding bala(REDACTED)e of XXX as of X/XXXX.  There is no evide(REDACTED)e of a (REDACTED) or other active collection efforts.  (REDACTED) (REDACTED) is XXX.  DSCR is X.XX and borrower has XX months of (REDACTED) (REDACTED) exclusive of the (REDACTED) proceeds.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731795	(Redacted)			24478884			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For (REDACTED)(REDACTED) with a (REDACTED) range of XXX-XXX, max (REDACTED) is XX%.	The representative FICO score exceeds the guideline minimum by at least (Redacted). The (Redacted) ((Redacted)) is greater than the guideline requirement by (Redacted). Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).
The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) on the (REDACTED) (REDACTED), including X (REDACTED), X (REDACTED) (REDACTED) (REDACTED), XX (REDACTED) (REDACTED), and X (REDACTED) (REDACTED) (REDACT(Redacted)he (REDACTED) has (REDACTED) dating back to XX/X(Redacted)REDACTED) are XXX Successful (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed and (REDACTED) were XxXX and XxXX with the last delinquency on XX/X(Redacted)he file contains (REDACTED) in the amount of XXX,(Redacted) when divided by the (REDACTED) of X(Redacted) results in(Redacted) months of (REDACTED) (REDACTED) post-clos(Redacted)he subject (REDACTED) transaction (REDACTED) i(Redacted).

The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) on the (REDACTED) (REDACTED), including X (REDACTED), X (REDACTED) (REDACTED) (REDACTED), XX (REDACTED) (REDACTED), and X (REDACTED) (REDACTED) (REDACT(Redacted)he (REDACTED) has (REDACTED) dating back to XX/X(Redacted)REDACTED) are XXX Successful (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed and (REDACTED) were XxXX and XxXX with the last delinquency on XX/X(Redacted)he file contains (REDACTED) in the amount of XXX,(Redacted) when divided by the (REDACTED) of X(Redacted) results in(Redacted) months of (REDACTED) (REDACTED) post-clos(Redacted)he subject (REDACTED) transaction (REDACTED) i(Redacted).

The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) on the (REDACTED) (REDACTED), including X (REDACTED), X (REDACTED) (REDACTED) (REDACTED), XX (REDACTED) (REDACTED), and X (REDACTED) (REDACTED) (REDACT(Redacted)he (REDACTED) has (REDACTED) dating back to XX/X(Redacted)REDACTED) are XXX Successful (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed and (REDACTED) were XxXX and XxXX with the last delinquency on XX/X(Redacted)he file contains (REDACTED) in the amount of XXX,(Redacted) when divided by the (REDACTED) of X(Redacted) results in(Redacted) months of (REDACTED) (REDACTED) post-clos(Redacted)he subject (REDACTED) transaction (REDACTED) i(Redacted).
																Aggregator,Owner Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-18): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs on the (REDACTED) report, i(REDACTED)luding X Xs, X (REDACTED) (REDACTED) Xs, XX edu(REDACTED)tion (REDACTED)s, and X X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. There are XXX Successful X related payments made, all paid as agreed and there were XxXX and XxXX with the last delinque(REDACTED)y on XX/XXXX. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The subject (REDACTED) transaction DSCR is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-16): The exception presented by the Lender is to allow a X% X exception for the transaction. The guidelines state that on X refina(REDACTED)e for (REDACTED) range of XXX-XXX, the m(REDACTED)imum X is (REDACTED) to XX%. The (REDACTED) was su(REDACTED)tted at XX%. Consideration of an exception based on the overall merits of the file appears reasonable. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs on the (REDACTED) report, i(REDACTED)luding X Xs, X (REDACTED) (REDACTED) Xs, XX edu(REDACTED)tion (REDACTED)s, and X X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. There are XXX Successful X related payments made, all paid as agreed and there were XxXX and XxXX with the last delinque(REDACTED)y on XX/XXXX. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The subject (REDACTED) transaction DSCR is X.XX.

Reviewer Comment (2022-03-16): XX/XX/XXXX Seller reviewing.

Seller Comment (2022-03-15): reviewed
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731795	(Redacted)			24749758			Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Added X-XX-XX - (REDACTED) for the (REDACTED) (REDACTED) is provided. Missing the (REDACTED) for the (REDACTED) unit. (REDACTED) (REDACTED) in the file is for REO, XXXX (REDACTED).
Reviewer Comment (2022-03-16): XX/XX/XXXX Cleared with lease with XX month period that goes month to month. Treating Xnd unit as (REDACTED) due to dates on lease not providing XX month term prior to month to month - though appraisal does indi(REDACTED)te both units rented month to month - but (REDACTED)nnot deter(REDACTED)ne lease term, Using XX% of XXXX (REDACTED) amount to (REDACTED)lculate DSCR as conservative and qualifies.

Seller Comment (2022-03-15): (REDACTED) is (REDACTED)sta(REDACTED)n as to the lease on the Xst floor apartment; the lease has an initial XX month term beginning on XX/XX/XXXX and ending on XX/XX/XXXX with month-to-month renewal thereafter,  his lease is acceptable.  The end date of the lease on the Xnd floor unit appears to be a cl(REDACTED)al error.  The lease has a start date of X/X/XXXX and a stated end date of X/XX/XXXX.  However, the terms of the lease require (REDACTED) months notice for rent i(REDACTED)reases ad/or lease renewals.  The appraisal confirms that the (REDACTED) is still in reside(REDACTED)e at the monthly rent of XXXX. specified in the lease.   In a(REDACTED) event, the (REDACTED) guidelines would allow for one unit in a (REDACTED)-unit property to be (REDACTED) at the time of ori(REDACTED)tion.

Reviewer Comment (2022-03-11): XX/XX/XXXX Both lease agreements - while containing month to month verbiage - do not start with a XX month term. Lease X starts XX/XX/XXXX and ends XX/XX/XXXX and Lease X starts XX/XX/XXXX and ends XX/XX/XXXX (X month). Guidelines requires the following for month to month leases: Month-to-month leases are per(REDACTED)tted if the month to month tena(REDACTED)y is following a XX
months period from initial lease term start date
OR with proof of rent collection for at least X
consecutive months and a X.XXx i(REDACTED)rease in
DSCR and a X% reduction in X. (REDACTED)ssing proof of X months rent collection and X is already over m(REDACTED) of XX% - would result in reducing m(REDACTED) X to XX% (current X is XX%). Exception remains.

Seller Comment (2022-03-11): Lease agreement for second floor unit uploaded.  Agreement i(REDACTED)ludes (REDACTED)matic renewal clause.

Seller Comment (2022-02-16): reviewed/pending
																		(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731795	(Redacted)			24749785			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Missing (REDACTED)(REDACTED) HUD, closing costs and documented cost of (REDACTED). (REDACTED) is X.XXXXX	The representative FICO score exceeds the guideline minimum by at least (Redacted). The (Redacted) ((Redacted)) is greater than the guideline requirement by (Redacted). Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least (Redacted).
The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) on the (REDACTED) (REDACTED), including X (REDACTED), X (REDACTED) (REDACTED) (REDACTED), XX (REDACTED) (REDACTED), and X (REDACTED) (REDACTED) (REDACT(Redacted)he (REDACTED) has (REDACTED) dating back to XX/X(Redacted)REDACTED) are XXX Successful (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed and (REDACTED) were XxXX and XxXX with the last delinquency on XX/X(Redacted)he file contains (REDACTED) in the amount of XXX,(Redacted) when divided by the (REDACTED) of X(Redacted) results in(Redacted) months of (REDACTED) (REDACTED) post-clos(Redacted)he subject (REDACTED) transaction (REDACTED) i(Redacted).

The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) on the (REDACTED) (REDACTED), including X (REDACTED), X (REDACTED) (REDACTED) (REDACTED), XX (REDACTED) (REDACTED), and X (REDACTED) (REDACTED) (REDACT(Redacted)he (REDACTED) has (REDACTED) dating back to XX/X(Redacted)REDACTED) are XXX Successful (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed and (REDACTED) were XxXX and XxXX with the last delinquency on XX/X(Redacted)he file contains (REDACTED) in the amount of XXX,(Redacted) when divided by the (REDACTED) of X(Redacted) results in(Redacted) months of (REDACTED) (REDACTED) post-clos(Redacted)he subject (REDACTED) transaction (REDACTED) i(Redacted).

The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX (REDACTED) on the (REDACTED) (REDACTED), including X (REDACTED), X (REDACTED) (REDACTED) (REDACTED), XX (REDACTED) (REDACTED), and X (REDACTED) (REDACTED) (REDACT(Redacted)he (REDACTED) has (REDACTED) dating back to XX/X(Redacted)REDACTED) are XXX Successful (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed and (REDACTED) were XxXX and XxXX with the last delinquency on XX/X(Redacted)he file contains (REDACTED) in the amount of XXX,(Redacted) when divided by the (REDACTED) of X(Redacted) results in(Redacted) months of (REDACTED) (REDACTED) post-clos(Redacted)he subject (REDACTED) transaction (REDACTED) i(Redacted).
																Aggregator,Owner Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-03-18): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs on the (REDACTED) report, i(REDACTED)luding X Xs, X (REDACTED) (REDACTED) Xs, XX edu(REDACTED)tion (REDACTED)s, and X X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. There are XXX Successful X related payments made, all paid as agreed and there were XxXX and XxXX with the last delinque(REDACTED)y on XX/XXXX. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The subject (REDACTED) transaction DSCR is X.XX. Client elects to downgrade and waive.

Reviewer Comment (2022-03-18): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.

Seller Comment (2022-03-16): The exception presented by the Lender is to allow the X for the subject (REDACTED) file as su(REDACTED)tted. The X (REDACTED)lculated by (REDACTED) is X.XX when the guideline should be (REDACTED) to .XX. According to the appli(REDACTED)tion lo(REDACTED)ted in the (REDACTED) file, the property was acquired in XXXX for XXX,XXX and currently has existing liens to be paid. Although there are no receipts or scope of work currently in the (REDACTED) file, the appraisal outlines that the subject is considered to be in good condition for unit X which has been remodeled and unit X is considered to be (REDACTED)rage. Given the fact that unit X has been remodeled recently, there would (REDACTED) been expenses that are not documented in the file. Consideration of an exception based on the overall merits of the file appears reasonable. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by XX Xs on the (REDACTED) report, i(REDACTED)luding X Xs, X (REDACTED) (REDACTED) Xs, XX edu(REDACTED)tion (REDACTED)s, and X X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. There are XXX Successful X related payments made, all paid as agreed and there were XxXX and XxXX with the last delinque(REDACTED)y on XX/XXXX. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XXXX.XX results in XX.XX months of (REDACTED) (REDACTED) post-closing. The subject (REDACTED) transaction DSCR is X.XX.

Reviewer Comment (2022-03-16): XX/XX/XXXX Seller reviewing.

Seller Comment (2022-03-15): reviewed
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731796	(Redacted)			24469288			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Missing Transaction's HUD/CD				Reviewer Comment (2022-03-14): XX/XX/XXXX HUD received - page X is signed. Seller Comment (2022-03-09): Please find the HUD/Settlement statement for your review. Remember, the HUD does not require a signature. Please remove the exception. Reviewer Comment (2022-03-08): Please provide the HUD/CD with signed and dated, Exception remains. Seller Comment (2022-03-03): Final HUD-X attached	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731796	(Redacted)			24471489			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing Executed (REDACTED)X for both Borrowing (REDACTED) and (REDACTED). Required per guideline	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) is XXX and (REDACTED) is X.XX, (REDACTED) (REDACTED). (REDACTED) (REDACTED) is XXX and (REDACTED) is X.XX, (REDACTED) (REDACTED). (REDACTED) out amount of XX,XXX.XX also eligible for (REDACTED) requirement, not included in X.XX calc. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-01-21): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade. Seller Comment (2022-01-19): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731796	(Redacted)			24490282			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	less than X years (REDACTED), max (REDACTED) is XX%.	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) is XXX and (REDACTED) is X.XX, (REDACTED) (REDACTED). (REDACTED) (REDACTED) is XXX and (REDACTED) is X.XX, (REDACTED) (REDACTED). (REDACTED) out amount of XX,XXX.XX also eligible for (REDACTED) requirement, not included in X.XX calc. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-03-07): (REDACTED) (REDACTED) is XXX and DSCR is X.XX, (REDACTED)d X. Client elects to downgrade and waive. Reviewer Comment (2022-03-07): Client to review and approve. Seller Comment (2022-03-03): Please consider an exception. The borrower has been self (REDACTED)aging X si(REDACTED)e (REDACTED) XXXX. The subject (REDACTED) closed on XX/X/XXXX. three weeks short of the (REDACTED) years required to qualify as an (REDACTED)d (REDACTED). (REDACTED) (REDACTED) is XXX and DSCR is X.XX,			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731796	(Redacted)			24490283			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.		Updated (REDACTED) using (REDACTED) application of XXK in improvements, missing prior closing costs - (REDACTED) -.XXXXX	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) is XXX and (REDACTED) is X.XX, (REDACTED) (REDACTED). (REDACTED) (REDACTED) is XXX and (REDACTED) is X.XX, (REDACTED) (REDACTED). (REDACTED) out amount of XX,XXX.XX also eligible for (REDACTED) requirement, not included in X.XX calc. Client approves the down grade.	Aggregator,Owner
Reviewer Comment (2022-03-07): (REDACTED) (REDACTED) is XXX and DSCR is X.XX, (REDACTED)d X. Client elects to downgrade and waive.

Reviewer Comment (2022-02-15): Cleared by (REDACTED)sta(REDACTED), received confirmation from client on XX.XX.XX, will revis(REDACTED)lculations. Will review X.

Reviewer Comment (2022-01-21): Acquisition date and amount provided.

Seller Comment (2022-01-19): The appraisal report provided in the (REDACTED) file, on page (REDACTED) of the report states that the subject property had no prior transfers within the three years prior to the effective date of the appraisal report. Therefore, there would be no need for the X (REDACTED)lculation. The appraisal report has been uploaded for your review and consideration and if you agree, please remove the exception item. Thank you for your time.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731796	(Redacted)			24490284			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	(REDACTED) provided were acct. #XXXX.	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) is XXX and (REDACTED) is X.XX, (REDACTED) (REDACTED). (REDACTED) (REDACTED) is XXX and (REDACTED) is X.XX, (REDACTED) (REDACTED). (REDACTED) out amount of XX,XXX.XX also eligible for (REDACTED) requirement, not included in X.XX calc. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-03-07): (REDACTED) (REDACTED) is XXX and DSCR is X.XX, (REDACTED)d X. X amount of XX,XXX.XX also eligible for (REDACTED) requirement, not i(REDACTED)luded in X.XX (REDACTED)lc. Client elects to downgrade and waive. Seller Comment (2022-03-03): X proceeds are available as (REDACTED). Total (REDACTED) equal XX.XX months of (REDACTED).			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731796	(Redacted)			25024789			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).		The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. (REDACTED) (REDACTED) is XXX and (REDACTED) is X.XX, (REDACTED) (REDACTED). (REDACTED) (REDACTED) is XXX and (REDACTED) is X.XX, (REDACTED) (REDACTED). (REDACTED) out amount of XX,XXX.XX also eligible for (REDACTED) requirement, not included in X.XX calc. Client approves the down grade.	Aggregator,Owner	Reviewer Comment (2022-03-14): (REDACTED) (REDACTED) is XXX and DSCR is X.XX, (REDACTED)d X. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731797	(Redacted)			24480639			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		A Background check to (REDACTED) litigation, (REDACTED) (REDACTED), (REDACTED) and lien searches was not provided for (REDACTED).				Reviewer Comment (2022-03-18): XX/XX/XXXX Background check received. Seller Comment (2022-03-16): A background check for the (REDACTED) is attached.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731797	(Redacted)			24499544			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Form XXX (REDACTED) the (REDACTED) as a (REDACTED). Title and original appraisal (REDACTED) fee simple.	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	XXX (REDACTED), XXX equity, (REDACTED) of X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive. XXX (REDACTED), XXX equity, (REDACTED) of X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive. We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED)nd (REDACTED) is dated (REDACTED)nd Note date (REDACTED). XXX (REDACTED), XXX equity, (REDACTED) of X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-04-04): XXX (REDACTED), XX% equity, DSCR of X.XX, XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-04-01): There is a cl(REDACTED)al error on the XXX - the (REDACTED) meets the underwriting guidelines and per the title work is fee simple and the appraisal confirms this further. An exception is reasonable to (REDACTED)ensate for this typo although we (REDACTED) requested that the lender (REDACTED) this corrected but this correction has not been received. (REDACTED)(REDACTED) factors are XXX (REDACTED), XX% equity, DSCR of X.XX and documented (REDACTED).

Reviewer Comment (2022-03-17): XX/XX/XXXX O(REDACTED)e revised XXX is received, (REDACTED)n be cleared. Exception remains.

Seller Comment (2022-03-16): As noted by (REDACTED) the ori(REDACTED)l appraisal and the title work confirm that the property is owned fee simple.   The indi(REDACTED)tion on the XXX that the property is leasehold appears to be a cl(REDACTED)al error.   We (REDACTED) reached out to Lender to obtain a corrected XXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731797	(Redacted)			24499588			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing the executed (REDACTED) form for the (REDACTED).	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	XXX (REDACTED), XXX equity, (REDACTED) of X.XX, XX.XX months of (REDACTED), (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XX and (REDACTED) is dated XX/XX/XX and Note date XX/XX/XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731798	(Redacted)			24443861			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Missing for (REDACTED).				Reviewer Comment (2022-01-26): Exception remains. Seller Comment (2022-01-25): The (REDACTED) guidelines require either a background check with (REDACTED) Search for the (REDACTED) OR a fraud report. The background report for the (REDACTED) has been uploaded for your review and consideration. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731798	(Redacted)			24444287			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for the (REDACTED), (REDACTED) and participants on the selling side.				Reviewer Comment (2022-01-26): Exception remains. Seller Comment (2022-01-25): The background report for the (REDACTED) has been uploaded for your review and consideration. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731798	(Redacted)			24607499			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for borrowing (REDACTED), buyer has confirmed need an (REDACTED) on all (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.	Originator,Owner	Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade. Seller Comment (2022-02-15): (REDACTED) SEARCH UPLOADED PLEASE CLEAR Reviewer Comment (2022-02-09): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731799	(Redacted)			24462850			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing Background Check Report for (REDACTED), (REDACTED) (REDACTED) . Required per guideline				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background Check provided.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731799	(Redacted)			24463145			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing (REDACTED)X for both Borrowing (REDACTED), (REDACTED) (REDACTED) (REDACTED) (REDACTED) . Required per guideline	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	We have (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731799	(Redacted)			24467809			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated (REDACTED) months (REDACTED) of (REDACTED) is less than Guideline (REDACTED) months (REDACTED) of (REDACTED).	(REDACTED) Letter for XXX,XXX.XX provided, however no indication (REDACTED) was received.	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record
The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is a (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The (REDACTED) on the subject transaction is X.XX.

The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is a (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The (REDACTED) on the subject transaction is X.XX.
																Owner,Aggregator Owner,Aggregator
Reviewer Comment (2022-04-01): The subject property will be (REDACTED)aged by a (REDACTED) firm with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) report reflecting XX Xs of which X is a X and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflects XX X related payments made, all paid as agreed. The DSCR on the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-30): The exception presented by the Lender is to allow the assets as presented at su(REDACTED)ssion. The subject property transaction is a (REDACTED) of (REDACTED) X. The Xrequired to close the (REDACTED) was XXX,XXX.XX and the assets verified in the (REDACTED) file were XXX,XXX.XX, leaving a shortage of XXX,XXX.XX plus the required X months of (REDACTED) in the amount of XXX,XXX.XX for a total funds shortage of XXX,XXX.XX. There could be consideration of an exception based on the merits of the file. The subject property will be (REDACTED)aged by a (REDACTED) firm with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) report reflecting XX Xs of which X is a X and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflects XX X related payments made, all paid as agreed. The DSCR on the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731799	(Redacted)			24740225			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying (REDACTED) for Closing of (REDACTED) is less than Cash From Borrower (REDACTED).		The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record
The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is a (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The (REDACTED) on the subject transaction is X.XX.

The subject property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is a (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all paid as agreed. The (REDACTED) on the subject transaction is X.XX.
																Owner,Aggregator Owner,Aggregator
Reviewer Comment (2022-04-01): The subject property will be (REDACTED)aged by a (REDACTED) firm with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) report reflecting XX Xs of which X is a X and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflects XX X related payments made, all paid as agreed. The DSCR on the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-30): The exception presented by the Lender is to allow the assets as presented at su(REDACTED)ssion. The subject property transaction is a (REDACTED) of (REDACTED) X. The Xrequired to close the (REDACTED) was XXX,XXX.XX and the assets verified in the (REDACTED) file were XXX,XXX.XX, leaving a shortage of XXX,XXX.XX plus the required X months of (REDACTED) in the amount of XXX,XXX.XX for a total funds shortage of XXX,XXX.XX. There could be consideration of an exception based on the merits of the file. The subject property will be (REDACTED)aged by a (REDACTED) firm with X years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX supported by the (REDACTED) report reflecting XX Xs of which X is a X and X are (REDACTED) (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflects XX X related payments made, all paid as agreed. The DSCR on the subject transaction is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731800	(Redacted)			24457273			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		(REDACTED)'s (REDACTED) Report is missing in the file but required per guidelines.	The qualifying DSCR on the loan is greater than the guideline minimum.
We have (REDACTED) letter in file doc ID XXXX. The property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX properties with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is (REDACTED) (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all as agreed. XX.XX months of (REDACTED). The (REDACTED) on the subject transaction is X.XX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is (REDACTED) (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in X.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.
																Owner,Aggregator
Reviewer Comment (2022-02-17): (REDACTED) is post-dated from the note date and over XX days from the note date, per guides. Client approves the down grade.

Seller Comment (2022-02-15): (REDACTED) SEARCH UPLOADED PLEASE CLEAR

Reviewer Comment (2022-02-15): XX/XX/XXXX (REDACTED) (REDACTED) cleared per background check. Borrowing X (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual name listed for borrowing X.

Reviewer Comment (2022-02-09): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731800	(Redacted)			24457310			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Missing executed (REDACTED) for borrowing (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum.
We have (REDACTED) letter in file doc ID XXXX. The property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX properties with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is (REDACTED) (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all as agreed. XX.XX months of (REDACTED). The (REDACTED) on the subject transaction is X.XX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is (REDACTED) (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in X.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.
																Owner,Aggregator	Reviewer Comment (2022-01-24): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731800	(Redacted)			24457323			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		(REDACTED)'s Background Check is missing in the file but required per guidelines.				Reviewer Comment (2022-02-15): XX/XX/XXXX background check provided. Cleared. Seller Comment (2022-02-14): Background Check provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731800	(Redacted)			24457778			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of (REDACTED) exceeds Guideline loan to value percentage of (REDACTED).	For (REDACTED)(REDACTED) with a (REDACTED) range of XXX-XXX, max (REDACTED) is XX%.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.
(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) (REDACTED) (REDACTED) with XX years (REDACTED) and XX units (REDACTED). The property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX properties with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is (REDACTED) (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all as agreed. XX.XX months of (REDACTED). The (REDACTED) on the subject transaction is X.XX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is (REDACTED) (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in X.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-03-16): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. (REDACTED) with XX years (REDACTED) and XX units (REDACTED)aged. Client elects to downgrade and waive. Seller Comment (2022-03-15): X% X exception. XX% X refina(REDACTED)e. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. (REDACTED) with XX years (REDACTED) and XX units (REDACTED)aged.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731800	(Redacted)			24475393			Credit	Title	General	Title	Title shows property is leasehold.		per guides, Good and (REDACTED) (REDACTED) lien and fee simple lender's title (REDACTED) policy free and clear of any liens and encumbrances . Title is a (REDACTED).	The qualifying DSCR on the loan is greater than the guideline minimum. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX. The property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX properties with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is (REDACTED) (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all as agreed. XX.XX months of (REDACTED). The (REDACTED) on the subject transaction is X.XX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is (REDACTED) (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in X.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.

(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) (REDACTED) (REDACTED) with XX years (REDACTED) and XX units (REDACTED). The property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX properties with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is (REDACTED) (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all as agreed. XX.XX months of (REDACTED). The (REDACTED) on the subject transaction is X.XX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is (REDACTED) (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in X.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.

The property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX properties with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is (REDACTED) (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all as agreed. XX.XX months of (REDACTED). The (REDACTED) on the subject transaction is X.XX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is (REDACTED) (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in X.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.
																Owner,Aggregator Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-04-04): The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau report reflecting XX Xs of which X is X related and X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflects XX X related payments made, all as agreed. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in X.XX months (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-04-01): The property is a leasehold and we believe it reasonable to ma(REDACTED) an exception as lease extends past maturity date of the (REDACTED), The property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aing XX properties with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau report reflecting XX Xs of which X is X related and X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflects XX X related payments made, all as agreed. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in X.XX months (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-03-16): Seller's comment reviewed, but no additional comment.

Seller Comment (2022-03-15): reviewed
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731800	(Redacted)			24475561			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.						Reviewer Comment (2022-03-17): XX/XX/XXXX Based on updated gu(REDACTED)(REDACTED)e. (REDACTED)n now use X for (REDACTED) if other assets in file. Other assets confirmed. Meets requirements. Seller Comment (2022-03-16): (REDACTED) proceeds of XXXX,XXX provide XX.XX months of (REDACTED). Please clear this exception. Reviewer Comment (2022-02-15): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) months (REDACTED) of X.XX is less than Guideline (REDACTED) months (REDACTED) of X.XX.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731800	(Redacted)			24796952			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	XXXXK / XXXK = XXX%. (REDACTED) amount / (REDACTED)(REDACTED) price per application. No prior HUD in file to confirm full cost basis.	The qualifying DSCR on the loan is greater than the guideline minimum. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX. The property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX properties with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is (REDACTED) (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all as agreed. XX.XX months of (REDACTED). The (REDACTED) on the subject transaction is X.XX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is (REDACTED) (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in X.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.

(REDACTED) is post-dated from the note date and over XX days from the note date, per guides. (REDACTED) (REDACTED) = XXX.  (REDACTED) = X.XX.  (REDACTED) (REDACTED) (REDACTED) with XX years (REDACTED) and XX units (REDACTED). The property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX properties with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is (REDACTED) (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all as agreed. XX.XX months of (REDACTED). The (REDACTED) on the subject transaction is X.XX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is (REDACTED) (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in X.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.

The property will be (REDACTED) by a (REDACTED)-(REDACTED) (REDACTED) (REDACTED) (REDACTED) (REDACTED) XX properties with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is (REDACTED) (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all as agreed. XX.XX months of (REDACTED). The (REDACTED) on the subject transaction is X.XX. The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) (REDACTED) (REDACTED) reflecting XX (REDACTED) of which X is (REDACTED) (REDACTED) and X are (REDACTED) (REDACTED) (REDACTED). The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) (REDACTED) reflects XX (REDACTED) (REDACTED) (REDACTED) made, all as agreed. The file contains (REDACTED) in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in X.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. Client elects to downgrade and waive.
																Owner,Aggregator Aggregator,Owner Aggregator,Owner
Reviewer Comment (2022-04-01): The property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aing XX properties with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau report reflecting XX Xs of which X is X related and X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflects XX X related payments made, all as agreed. XX.XX months of (REDACTED). The DSCR on the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-30): The exception presented by the Lender is to allow the X as presented at su(REDACTED)ssion. Consideration of an exception appears reasonable based on the (REDACTED)(REDACTED) factors in the (REDACTED) file. The property will be (REDACTED)aged by a (REDACTED) firm currently (REDACTED)aing XX properties with XX years of (REDACTED). The (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which is supported by the (REDACTED) bureau report reflecting XX Xs of which X is X related and X are X (REDACTED) Xs. The (REDACTED) has (REDACTED) dating back to XX/XXXX. The (REDACTED) report reflects XX X related payments made, all as agreed. The file contains assets in the amount of XXX,XXX.XX when divided by the (REDACTED) of XX,XXX.XX results in X.XX months (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-03-16): Seller's comment reviewed, but no additional comment.

Seller Comment (2022-03-16): reviewed
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731801	(Redacted)			24483367			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing Background Check for (REDACTED) (REDACTED)ew (REDACTED). Required per guideline				Reviewer Comment (2022-02-15): XX/XX/XXXX Clear background check received. Cleared. Seller Comment (2022-02-14): Background Check provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731801	(Redacted)			24483413			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing (REDACTED) for (REDACTED) (REDACTED)ew (REDACTED). Required per guideline				Reviewer Comment (2022-02-15): XX/XX/XXXX Background check received with clear (REDACTED) for (REDACTED). Reviewer Comment (2022-02-09): XX/XX/XXXX (REDACTED) clear (REDACTED) search is (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731801	(Redacted)			24483428			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide fully executed Form (REDACTED)X for the (REDACTED) (REDACTED)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	We have (REDACTED) letter in file doc ID DXXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note dated (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-01-24): (REDACTED) doc is dated XX/XX/XXXX, however (REDACTED) is dated XX/XX/XXXX. Need updated COGS to waive this exception.				2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731801	(Redacted)			24508937			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Missing (REDACTED) (REDACTED) percentage and can sign on behalf of the borrowing (REDACTED).				Reviewer Comment (2022-02-23): Exception cleared. Seller Comment (2022-02-22): Section X.XX of Operating Agreement provides that full authority of business activities are granted to the (REDACTED)aging Member/(REDACTED).	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731801	(Redacted)			24584905			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Doc is dated XX/XX/XXXX.				Reviewer Comment (2022-02-23): Exception cleared. Seller Comment (2022-02-22): Cert of Good Standing uploaded	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731802	(Redacted)			24401126			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Missing for (REDACTED)				Reviewer Comment (2022-01-20): Exception cleared. Seller Comment (2022-01-17): The (REDACTED) guidelines require either a background check with (REDACTED) Search for the (REDACTED) OR a fraud report. The background report for the (REDACTED) has been uploaded for your review and consideration. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731802	(Redacted)			24401229			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for (REDACTED) and borrowing (REDACTED).				Reviewer Comment (2022-01-14): Received fraud report he(REDACTED)e exception cleared. Seller Comment (2022-01-12): Background Check provided.	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731802	(Redacted)			24401318			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	(REDACTED) date XX/XX/XXXX is more than XX days prior to the note date XX/XX/XXXX or notary date XX/XX/XXXX.	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) of X.XX (REDACTED)ing XXX of market (REDACTED), XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED) (REDACTED) of X.XX (REDACTED)ing XXX of market (REDACTED), XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED) (REDACTED)	Aggregator,Owner Aggregator,Owner	Reviewer Comment (2022-03-21): DSCR of X.XX using XX% of mar(REDACTED)t rent, XXX (REDACTED), XX.XX months of (REDACTED), (REDACTED)d X. Client elects to downgrade and waive. Reviewer Comment (2022-03-21): XX/XX/XXXX Client to review and approve (REDACTED) factors to waive. Seller Comment (2022-03-18): According to time and date, the (REDACTED) report to note is XXX days, an exception is reasonable the borrower has a XXX (REDACTED) a material change is XX days is highly unli(REDACTED)ly.			(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731803	(Redacted)			24445123			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Guides require X months consecutive (REDACTED) (REDACTED) within XX days of the note.	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. XX.XXX (REDACTED). X.XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner	Reviewer Comment (2022-03-10): (REDACTED) (REDACTED) = XXX. DSCR = X.XX. XX.XX% X. X.XX months' (REDACTED) (REDACTED). (REDACTED)d X. Client elects to downgrade and waive. Seller Comment (2022-03-10): (REDACTED)ssing X additional month asset statement. X refina(REDACTED)e. (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX. DSCR = X.XX. XX.XX% X. X.XX months' (REDACTED) (REDACTED).			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731803	(Redacted)			24455880			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.		Missing prior closing costs, and original sales price. (REDACTED) updated using the applications stated (REDACTED). (REDACTED) is X.XXXXX	The representative FICO score exceeds the guideline minimum by at least 40 points.	(REDACTED) (REDACTED) = XXX. (REDACTED) = X.XX. XX.XXX (REDACTED). X.XX months' (REDACTED) (REDACTED). (REDACTED) (REDACTED). Client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-03-10): (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  XX.XX% X.  X.XX months' (REDACTED) (REDACTED). (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-10): Dupli(REDACTED)te exception.  X.XXXXX X exception.  X refina(REDACTED)e.  (REDACTED)(REDACTED) factors: (REDACTED) (REDACTED) = XXX.  DSCR = X.XX.  XX.XX% X.

Reviewer Comment (2022-02-15): Cleared by (REDACTED)sta(REDACTED), received confirmation from client on XX.XX.XX, will revis(REDACTED)lculations. Will review X.

Reviewer Comment (2022-02-11): XX/XX/XXXX Property last transaction in XXXX which is greater than XX months. X does not apply.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731803	(Redacted)			24764492			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Updated/added X/XX/XXXX Missing executed (REDACTED)X for borrowing (REDACTED) or (REDACTED) (REDACTED) verification.				Reviewer Comment (2022-02-22): XX/XX/XXXX W-X with (REDACTED) and signed. Verified (REDACTED) with business X listing - Xrd party verified. Seller Comment (2022-02-17): WX provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A			No
216731804	(Redacted)			24454904			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for the (REDACTED) and the (REDACTED).				Reviewer Comment (2022-01-21): Exception cleared. Seller Comment (2022-01-20): The background report for the (REDACTED) has been uploaded for your review and consideration. The borrowing X does not require a background U(REDACTED)SS the borrowing X is an individual. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731804	(Redacted)			24454912			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Missing for the (REDACTED).				Reviewer Comment (2022-01-21): Exception cleared. Seller Comment (2022-01-20): The (REDACTED) guidelines require either a background check with (REDACTED) Search for the (REDACTED) OR a fraud report. The background report for the (REDACTED) has been uploaded for your review and consideration. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731804	(Redacted)			24455084			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed (REDACTED)X for the (REDACTED) (REDACTED)	The qualifying DSCR on the loan is greater than the guideline minimum.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). The (REDACTED) (REDACTED) shows the borrower has had X prior (REDACTED), the earliest dating back to XX/XXXX. (REDACTED) is X.XX. (REDACTED) (REDACTED) is XXX and the (REDACTED) (REDACTED) shows XX "as agreed" (REDACTED) made. XX.XX months of (REDACTED). (REDACTED) (REDACTED). Client elects to downgrade and waive. (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XXXX. The file contains XXX,XXX.XX available for (REDACTED) that when divided by the (REDACTED) of XX,XXX.XX results in XX.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. (REDACTED) (REDACTED). (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XXXX. The file contains XXX,XXX.XX available for (REDACTED) that when divided by the (REDACTED) of XX,XXX.XX results in XX.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX.
																Owner,Aggregator	Reviewer Comment (2022-01-21): We (REDACTED) (REDACTED) letter in file doc ID XXXX and is dated XX/XX/XXXX and (REDACTED) is dated XX/XX/XXXX and Note date XX/XX/XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-20): (REDACTED) has conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731804	(Redacted)			24455607			Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	-					Reviewer Comment (2022-01-21): Background in file, exception cleared. Seller Comment (2022-01-20): The background report i(REDACTED)luding (REDACTED) search information and the (REDACTED) report for the (REDACTED) are uploaded for your review and consideration. Please review and if the issue is resolved, please remove the exception. If you require further documentation, please clarify exactly what you are looking for. Thank you so much for your time and consideration on this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731804	(Redacted)			24475798			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Track record (REDACTED) X years of (REDACTED) with X REO for less than X years owned.	The qualifying DSCR on the loan is greater than the guideline minimum.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). The (REDACTED) (REDACTED) shows the borrower has had X prior (REDACTED), the earliest dating back to XX/XXXX. (REDACTED) is X.XX. (REDACTED) (REDACTED) is XXX and the (REDACTED) (REDACTED) shows XX "as agreed" (REDACTED) made. XX.XX months of (REDACTED). (REDACTED) (REDACTED). Client elects to downgrade and waive. (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XXXX. The file contains XXX,XXX.XX available for (REDACTED) that when divided by the (REDACTED) of XX,XXX.XX results in XX.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. (REDACTED) (REDACTED). (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XXXX. The file contains XXX,XXX.XX available for (REDACTED) that when divided by the (REDACTED) of XX,XXX.XX results in XX.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX.
																Owner,Aggregator
Reviewer Comment (2022-03-11): The (REDACTED) report shows the borrower has had X prior Xs, the earliest dating back to XX/XXXX. DSCR is X.XX. (REDACTED) (REDACTED) is XXX and the X history shows XX "as agreed" payments made. XX.XX months of (REDACTED). (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-11): Track Record document shows X years of property (REDACTED)agement (REDACTED) but only lists one property owned.  The (REDACTED) report shows the borrower has had X prior Xs, the earliest dating back to XX/XXXX. DSCR is X.XX. (REDACTED) (REDACTED) is XXX and the X history shows XX "as agreed" payments made.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731804	(Redacted)			24476689			Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Missing on HOI.	The qualifying DSCR on the loan is greater than the guideline minimum.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). The (REDACTED) (REDACTED) shows the borrower has had X prior (REDACTED), the earliest dating back to XX/XXXX. (REDACTED) is X.XX. (REDACTED) (REDACTED) is XXX and the (REDACTED) (REDACTED) shows XX "as agreed" (REDACTED) made. XX.XX months of (REDACTED). (REDACTED) (REDACTED). Client elects to downgrade and waive. (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XXXX. The file contains XXX,XXX.XX available for (REDACTED) that when divided by the (REDACTED) of XX,XXX.XX results in XX.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. (REDACTED) (REDACTED). (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XXXX. The file contains XXX,XXX.XX available for (REDACTED) that when divided by the (REDACTED) of XX,XXX.XX results in XX.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX.
																Owner,Aggregator
Reviewer Comment (2022-04-01): (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X are Xs and X are X (REDACTED)s. There are XX X payments listed on the (REDACTED) bureau, all paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XXXX. The file contains XXX,XXX.XX available for (REDACTED) that when divided by the (REDACTED) of XX,XXX.XX results in XX.XX months (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-30): The purpose of the subject transaction is a X refina(REDACTED)e of an (REDACTED) property. Consideration of an exception to allow the insura(REDACTED)e as presented, less rent loss insura(REDACTED)e, could be considered based on the other file attributes. The (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X are Xs and X are X (REDACTED)s. There are XX X payments listed on the (REDACTED) bureau, all paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XXXX. The file contains XXX,XXX.XX available for (REDACTED) that when divided by the (REDACTED) of XX,XXX.XX results in XX.XX months (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Seller Comment (2022-03-18): (REDACTED) has been as(REDACTED)d for a revised policy and we (REDACTED) reached out to the insura(REDACTED)e (REDACTED)a(REDACTED) as well

Seller Comment (2022-03-14): reviewed

Seller Comment (2022-02-18): Need revised Insura(REDACTED)e policy ((REDACTED)ssing Rent Loss)
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731804	(Redacted)			24764595			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - (REDACTED) is XXX%, max (REDACTED) is XX%. (REDACTED) amount XXXX,XXX/XXXX,XXX (Previous (REDACTED)(REDACTED) price listed as unknown per appraisal) = XXX%. (Acquisition of underlying (REDACTED) is within XX months will be capped at +X% from (REDACTED) cap dropped from XX% to XX%). We are missing prior closing (REDACTED) (REDACTED) is no documentation of any improvements made to properties.	The qualifying DSCR on the loan is greater than the guideline minimum.
We have (REDACTED) letter in file doc ID XXXX and is dated (REDACTED) and (REDACTED) is dated (REDACTED) and Note date (REDACTED). The (REDACTED) (REDACTED) shows the borrower has had X prior (REDACTED), the earliest dating back to XX/XXXX. (REDACTED) is X.XX. (REDACTED) (REDACTED) is XXX and the (REDACTED) (REDACTED) shows XX "as agreed" (REDACTED) made. XX.XX months of (REDACTED). (REDACTED) (REDACTED). Client elects to downgrade and waive. (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XXXX. The file contains XXX,XXX.XX available for (REDACTED) that when divided by the (REDACTED) of XX,XXX.XX results in XX.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX. (REDACTED) (REDACTED). (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the (REDACTED). The (REDACTED) (REDACTED) reflects XX (REDACTED) of which X are (REDACTED) and X are (REDACTED) (REDACTED). (REDACTED) are XX (REDACTED) (REDACTED) listed on the (REDACTED) (REDACTED), all paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XXXX. The file contains XXX,XXX.XX available for (REDACTED) that when divided by the (REDACTED) of XX,XXX.XX results in XX.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) on the subject transaction is X.XX.
																Owner,Aggregator
Reviewer Comment (2022-03-17): (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X are Xs and X are X (REDACTED)s. There are XX X payments listed on the (REDACTED) bureau, all paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XXXX. The file contains XXX,XXX.XX available for (REDACTED) that when divided by the (REDACTED) of XX,XXX.XX results in XX.XX months (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX. (REDACTED)d X. Client elects to downgrade and waive.

Seller Comment (2022-03-16): The (REDACTED)lculated (REDACTED) to cost of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline X should be m(REDACTED)imum .XX. The purpose of the subject transaction is a X refina(REDACTED)e of an (REDACTED) property.  The appraisal outlines that the (REDACTED)chen has been updated and so (REDACTED) the bathrooms but no timeframe was provided. There is no documentation of improvements to reduce the X in this (REDACTED)se. However, an exception could be considered based on the other file attributes. The (REDACTED) on the transaction. (REDACTED) has a (REDACTED) (REDACTED) (REDACTED) of XXX which appears to be fully supported by the data on the report. The (REDACTED) bureau reflects XX Xs of which X are Xs and X are X (REDACTED)s. There are XX X payments listed on the (REDACTED) bureau, all paid as agreed. The (REDACTED) has (REDACTED) dating back XX/XXXX. The file contains XXX,XXX.XX available for (REDACTED) that when divided by the (REDACTED) of XX,XXX.XX results in XX.XX months (REDACTED) (REDACTED) post-closing. The DSCR on the subject transaction is X.XX.

Reviewer Comment (2022-03-11): Exception Explanation Updated from: (REDACTED)lculated (REDACTED) to Cost (X) of X.XXXXX exceeds the m(REDACTED)imum allowed per guidelines. Guideline (REDACTED) to Cost (X) X.XXXXX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731805	(Redacted)			24458086			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Missing for the (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) is dated after Note date, client elects to downgrade and waive.	Aggregator,Owner
Reviewer Comment (2022-02-23): (REDACTED) is dated after Note date, client elects to downgrade and waive.

Seller Comment (2022-02-18): (REDACTED) on Borrowing X uploaded

Reviewer Comment (2022-02-18): (REDACTED)ssing (REDACTED) with borrowing X. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.

Seller Comment (2022-02-17): (REDACTED)s provided.

Reviewer Comment (2022-02-09): XX/XX/XXXX Both Borrowing X and (REDACTED)'s (REDACTED) Reports are (REDACTED)ssing but required as per guidelines. We need the (REDACTED) pulled from (REDACTED) ("(REDACTED)") with the actual names listed.
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731805	(Redacted)			24458112			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing for the (REDACTED).				Reviewer Comment (2022-02-15): Received Background check. Seller Comment (2022-02-14): Background Check provided.	(Redacted)			1	A		(Redacted)	Investment	Purchase		C	B	C	B			A	A			No
216731806	(Redacted)			24394034			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report is missing.				Reviewer Comment (2022-01-20): Exception cleared Seller Comment (2022-01-16): The (REDACTED) guidelines require either a background check with (REDACTED) Search for the (REDACTED) OR a fraud report. The background report for the (REDACTED) has been uploaded for your review and consideration. Please remove this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731806	(Redacted)			24396336			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) required for (REDACTED).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX. The property will be (REDACTED) by the (REDACTED) whose property (REDACTED) (REDACTED) form (REDACTED) shows (REDACTED) (X) properties listed, dating back to XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) (REDACTED) which contains X (REDACTED) of which X is an (REDACTED) (REDACTED) (REDACTED). The file contains (REDACTED) for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX resulting in XX.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject (REDACTED) is X.XX. Client elects to downgrade and waive.
																Aggregator,Owner	Reviewer Comment (2022-01-20): We (REDACTED) (REDACTED) letter in file doc ID XXXX. Client elects to downgrade and waive. Seller Comment (2022-01-16): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731806	(Redacted)			24396343			Credit	Credit	Credit Documentation	Credit	Background check is missing.	-	Background check is missing.				Reviewer Comment (2022-01-14): Received Background check document he(REDACTED)e exception is Cleared. Seller Comment (2022-01-12): Background Check provided.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731806	(Redacted)			24429657			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Lien(s) negatively impacting title		Title appears to (REDACTED) an old (REDACTED) for the prior seller for XXXXX.XX.				Reviewer Comment (2022-01-20): . Exception cleared. Seller Comment (2022-01-16): The Closing instructions (REDACTED) been uploaded for your review and consideration. The closing instructions refer to requirements for the exceptions to title and these instructions along with the closing protection letter should suffice to clear this exception.	(Redacted)			1	A		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731806	(Redacted)			24797434			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (REDACTED) of (REDACTED) exceeds the maximum allowed per guidelines. Guideline Loan to Cost (REDACTED) (REDACTED).	Updated/added XX.XX.XX - (REDACTED) is XXX.XX%, max (REDACTED) is XX%. (REDACTED) amount XXX,XXX.XX/ XXXX.XX ((REDACTED)(REDACTED) price per application + XXX,XXX completed improvements per application) = XXX.XX%. We are missing prior closing (REDACTED). (Acquisition of underlying (REDACTED) is within XX months will be capped at +X% from (REDACTED) cap dropped from XX% to XX%)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
We have (REDACTED) letter in file doc ID XXXX. The property will be (REDACTED) by the (REDACTED) whose property (REDACTED) (REDACTED) form (REDACTED) shows (REDACTED) (X) properties listed, dating back to XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) (REDACTED) which contains X (REDACTED) of which X is an (REDACTED) (REDACTED) (REDACTED). The file contains (REDACTED) for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX resulting in XX.XX months (REDACTED) (REDACTED) post-closing. The (REDACTED) for the subject (REDACTED) is X.XX. Client elects to downgrade and waive.
																Aggregator,Owner
Reviewer Comment (2022-03-10): The property will be (REDACTED)(REDACTED)aged by the (REDACTED) whose property (REDACTED)agement (REDACTED) form currently shows (REDACTED) (X) properties listed, dating back to XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) report which contains X Xs of which X is an X (REDACTED) X. The file contains assets for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX resulting in XX.XX months (REDACTED) (REDACTED) post-closing. The DSCR for the subject (REDACTED) is X.XX. Client elects to downgrade and waive.

Seller Comment (2022-03-09): The exception presented by the Lender is to allow the X as su(REDACTED)tted. (REDACTED) provided an X (REDACTED)lculation of X.XXXXX. I disagree with their (REDACTED)lculation. The public records, evide(REDACTED)ed by a Google Search, stated the property last sold on XX/XX/XXXX for XXX,XXX. The X (REDACTED)lculation, using that resource, is X.XXXX which still exceeds guideline requirements of .XX. However, although there are no receipts or scope of work documented in the (REDACTED) file, the appraisal comments clearly outline that the property has had improvements. Comments reflected that the (REDACTED)chen was remodeled one to five years ago. Bathrooms were remodeled one to five years ago. Improvements are in good condition for the area. The subject has been (REDACTED)letely renovated with all new hardwood flooring throughout, new (REDACTED)ywall, numerous recessed lights, and crown molding, light fixtures remodeled (REDACTED)chen with newer sha(REDACTED)r style wood (REDACTED)binets, la(REDACTED)nated counterto(REDACTED), glass tile backsplash and stai(REDACTED)ss steel applia(REDACTED)es, remodeled bathroom with newer pedestal sink, commode, cera(REDACTED)c tile flooring and wainscoting. Basement consists of a recreation room, X b(REDACTED)oom, laun(REDACTED)y and full bathroom. Given the level of improvements to the property, the X (REDACTED)lculation utilizing only the (REDACTED) price is not reasonable. The property will be (REDACTED)(REDACTED)aged by the (REDACTED) whose property (REDACTED)agement (REDACTED) form currently shows (REDACTED) (X) properties listed, dating back to XXXX. The (REDACTED)'s (REDACTED) (REDACTED) (REDACTED) is XXX which is supported by the (REDACTED) report which contains X Xs of which X is an X (REDACTED) X. The file contains assets for (REDACTED) in the amount of XXX,XXX.XX divided by the (REDACTED) of XXXX.XX resulting in XX.XX months (REDACTED) (REDACTED) post-closing. The DSCR for the subject (REDACTED) is X.XX.
																				(Redacted)	2	B		(Redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A			No
216731808	(Redacted)			24393181			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided						Reviewer Comment (2022-01-18): Received Background Check and updated. Exception cleared. Seller Comment (2022-01-12): Background Check provided.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731808	(Redacted)			24393604			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided						Reviewer Comment (2022-01-20): provided Seller Comment (2022-01-17): (REDACTED) guidelines require a background check or a fraud report, not both. A background check has been provided	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731808	(Redacted)			24394375			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Final Title Policy Coverage XXX,XXX is less than Original (REDACTED) Amount XXX,XXX.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. HUD evidences a title policy for the correct amount was ordered. Client approves the down grade.	Aggregator,Owner
Reviewer Comment (2022-02-24): HUD evide(REDACTED)es a title policy for the correct amount was ordered. Client approves the down grade.

Seller Comment (2022-02-16): Title (REDACTED) needed to be amended prior to closing . The correct dollar amount of coverage is XXX,XXX and reflected on the HUD as paid at this dollar amount. Exception should be waived - we are pending receipt of the updated (REDACTED)/final policy from (REDACTED)(REDACTED).

Reviewer Comment (2022-01-20): The title (REDACTED) (REDACTED)n be updated to the correct (REDACTED) amount. Provide title supplement or final title with the correct (REDACTED) amount.

Seller Comment (2022-01-17): In addition to the (REDACTED) checks contained in the background report, the title (REDACTED)a(REDACTED) also conducted (REDACTED) checks, attached.

Seller Comment (2022-01-17): The final title policy is a standard trailing document and has not yet been provided.  Although the initial title (REDACTED) was for an amount less than the full (REDACTED) amount, the settlement statement documents that coverage of XXX,XXX was (REDACTED).  Please revise this to a standard trailing document requirement for the final title policy
																				(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731808	(Redacted)			24394684			Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	-	(REDACTED) not provided.
Reviewer Comment (2022-02-03): Received (REDACTED) document he(REDACTED)e exception cleared.

Seller Comment (2022-02-01): (REDACTED)s for (REDACTED) provided.

Reviewer Comment (2022-01-20): (REDACTED) Search  Result is (REDACTED)ssing for the (REDACTED). Exception Remains.

Seller Comment (2022-01-17): In addition to the (REDACTED) checks contained in the background report, the title (REDACTED)a(REDACTED) also conducted (REDACTED) checks, attached.

Seller Comment (2022-01-17): There is a typo on the Property (REDACTED)agement form; the property records contained in the background check report show that the correct day=te of acquisition is XXXX.
																		(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731808	(Redacted)			24394984			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		(REDACTED) (REDACTED) executed (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	(REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. HUD evidences a title policy for the correct amount was ordered. Client approves the down grade.	Owner Aggregator,Owner Owner Owner	Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade. Seller Comment (2022-01-17): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item. Seller Comment (2022-01-17): In addition to the (REDACTED) checks contained in the background report, the title (REDACTED)a(REDACTED) also conducted (REDACTED) checks, attached.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731808	(Redacted)			24429680			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Track Record Report not provided		Missing (REDACTED) years. The REO listed on the (REDACTED) (REDACTED) form states acquired in XXXX.				Reviewer Comment (2022-01-20): Background check provides the correct acquisition date. Seller Comment (2022-01-17): There is a typo on the Property (REDACTED)agement form; the property records contained in the background check report show that the correct day=te of acquisition is XXXX.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731809	(Redacted)			24399058			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Missing for personal (REDACTED).				Reviewer Comment (2022-01-18): Exception cleared. Seller Comment (2022-01-17): The (REDACTED) guidelines require a background check or a fraud report, but not both; the background check was uploaded under separate cover	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731809	(Redacted)			24399069			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided						Reviewer Comment (2022-01-18): Doc associated and Exception cleared Seller Comment (2022-01-12): Background Check provided.	(Redacted)			1	A		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No
216731809	(Redacted)			24399104			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Lender to provide a fully executed (REDACTED)X for the (REDACTED) (REDACTED)	The representative FICO score exceeds the guideline minimum by at least 40 points. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	If its j(REDACTED)t (REDACTED) based comp factors: X.XX (REDACTED), XXX.XX months of (REDACTED), XXX (REDACTED), (REDACTED) (REDACTED) (REDACTED) (REDACTED) letter is (REDACTED) (REDACTED) in lieu of the (REDACTED) form. If its j(REDACTED)t (REDACTED) based comp factors: X.XX (REDACTED), XXX.XX months of (REDACTED), XXX (REDACTED), (REDACTED) (REDACTED) (REDACTED) is dated after Note date. If its j(REDACTED)t (REDACTED) based comp factors: X.XX (REDACTED), XXX.XX months of (REDACTED), XXX (REDACTED), (REDACTED) (REDACTED)	Aggregator,Owner Aggregator,Owner Owner Aggregator,Owner	Reviewer Comment (2022-01-20): (REDACTED) (REDACTED) letter is (REDACTED) used in lieu of the WX form. Client approves the down grade. Seller Comment (2022-01-17): Conferred with (REDACTED), Regulatory Counsel for (REDACTED)'s (REDACTED) and he has advised that the (REDACTED) Government Printout of the (REDACTED) is better evide(REDACTED)e than the executed W-X. Please clear this item.			(Redacted)	2	B		(Redacted)	Investment	Purchase		D	B	D	B			A	A			No